As filed with Securities and Exchange Commission on April 2, 2009
                                                  Commission File Nos. 333-70384
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 38            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  147                         |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on April 6, 2009, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    Issued by
         Jackson National Life Insurance Company of New York(R) through
                            JNLNY Separate Account I


The date of this prospectus is April 6, 2009, which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York ("Jackson of NY(SM)") you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information ("SAI") dated April 6, 2009 that is available upon request without charge. To obtain a copy, contact us at our:

                             Jackson of NY Service Center
                             P.O. Box 30902
                             Lansing, Michigan 48909-8402
                             1-800-599-5651
                             www.jackson.com


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 181. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.


--------------------------------------------------------------------------------
Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus disclosure. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.
--------------------------------------------------------------------------------

   ------------------------------------------------------------------------
      o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
            o Not a deposit o Not insured by any federal agency
   ------------------------------------------------------------------------

The Contract makes available for investment fixed and variable investment options. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following funds - all class A shares (the "Funds"):

JNL Series Trust
----------------


JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund


JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund

JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund

JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund

JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund

JNL Variable Fund LLC
---------------------

JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management Dow(SM) Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund. The prospectuses for the Funds are attached to this prospectus.


In addition, the JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

--------------------------------------------------------------------------------------------------------------------------
CURRENTLY OFFERED FUNDS                                  PREVIOUSLY OFFERED FUNDS
--------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
--------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund       JNL/Lazard Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------

                                TABLE OF CONTENTS


GLOSSARY ..............................................................      2

KEY FACTS .............................................................      3

FEES AND EXPENSES TABLES ..............................................      4

EXAMPLE ...............................................................     15

THE ANNUITY CONTRACT ..................................................     16

JACKSON OF NY .........................................................     16

THE FIXED ACCOUNT .....................................................     16

THE SEPARATE ACCOUNT ..................................................     17

INVESTMENT DIVISIONS ..................................................     17

CONTRACT CHARGES ......................................................     30

DISTRIBUTION OF CONTRACTS .............................................     45

PURCHASES .............................................................     47

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS ..........................     50

TELEPHONE AND INTERNET TRANSACTIONS ...................................     51

ACCESS TO YOUR MONEY ..................................................     52

INCOME PAYMENTS (THE INCOME PHASE) ....................................    163

DEATH BENEFIT .........................................................    169

TAXES .................................................................    174

OTHER INFORMATION .....................................................    178

PRIVACY POLICY ........................................................    179

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..........    181

APPENDIX A (Trademarks, Service Marks, and Related Disclosures) .......    A-1

APPENDIX B (Contract Enhancement Recapture Charges) ...................    B-1

APPENDIX C (Broker-Dealer Support) ....................................    C-1

APPENDIX D (GMWB Prospectus Examples) .................................    D-1

APPENDIX E (FutureGuard 6 GMIB Prospectus Examples) ...................    E-1

APPENDIX F (Accumulation Unit Values) .................................    F-1

                                    GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Completed Year - the succeeding twelve months from the date on which we receive a premium payment.

Contract - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary - each one-year anniversary of the Contract's Issue Date.

Contract Enhancement - a credit that we will make to each premium payment you make during the first Contract Year.

Contract Month - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary - each three-month anniversary of the Contract's Issue Date.

Contract Value - the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

Contract Year - the succeeding twelve months from a Contract's Issue Date and every anniversary.

Interest Rate Adjustment - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

General Account - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

Good Order - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

Income Date - the date on which you begin receiving annuity payments.

Issue Date - the date your Contract is issued.

Investment Division - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Jackson of NY, JNLNY, we, our, or us - Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

Owner, you or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

Separate Account - JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

                                    KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.


--------------------------------------------------------------------------------
      Allocation Options   The Contract makes available a Fixed Account and
      ------------------   Investment Divisions for allocation of your premium
                           payments and Contract Value. For more information
                           about the fixed options, please see "THE FIXED
                           ACCOUNT" beginning on page 16. For more information
                           about the Investment Divisions, please see
                           "INVESTMENT DIVISIONS" beginning on page 17.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Investment Purpose   The Contract is intended to help you save for
      ------------------   retirement or another long-term investment purpose.
                           The Contract is designed to provide tax deferral on
                           your earnings, if it is not issued under a qualified
                           retirement plan. Qualified plans confer their own tax
                           deferral. For more information, please see "TAXES"
                           beginning on page 174.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Free Look            If you change your mind about having purchased the
      ---------            Contract, you may return it without penalty. There
                           are conditions and limitations, including time
                           limitations. For more information, please see "FREE
                           LOOK" beginning on page 178.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Purchases            There are minimum and maximum premium requirements.
      ---------            You may elect to receive a credit on your premium
                           payments during the first Contract Year, subject to
                           fees, conditions and limitations. The Contract also
                           has a premium protection option, namely the Capital
                           Protection Program. For more information, please see
                           "PURCHASES" beginning on page 47.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Withdrawals          Before the Income Date, there are a number of ways to
      -----------          access your Contract Value, generally subject to a
                           charge or adjustment, particularly during the early
                           Contract Years. There are also a number of optional
                           withdrawal benefits available. The Contract has a
                           free withdrawal provision and waives the charges and
                           adjustments in the event you may require extended
                           care. For more information, please see "ACCESS TO
                           YOUR MONEY" beginning on page 52.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Income Payments      There are a number of income options available,
      ---------------      including an optional, guaranteed minimum income
                           benefit. For more information, please see "INCOME
                           PAYMENTS (THE INCOME PHASE)" beginning on page 163.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Death Benefit        The Contract has a death benefit that becomes payable
      -------------        if you die before the Income Date. Optional death
                           benefits are also available. For more information,
                           please see "DEATH BENEFIT" beginning on page 170.
--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.

--------------------------------------------------------------------------------

                           Owner Transaction Expenses
                           --------------------------

Front-end Sales Load                                                       None
--------------------------------------------------------------------------------

Maximum Withdrawal Charge (1) -
      Percentage of premium withdrawn, if applicable                          7%
--------------------------------------------------------------------------------

Maximum Contract Enhancement Recapture Charge (2) -
      Percentage of the corresponding first year premiums withdrawn
      with a Contract Enhancement                                             4%
--------------------------------------------------------------------------------

Maximum Premium Taxes (3) -
      Percentage of each premium                                              2%
--------------------------------------------------------------------------------

Transfer Charge (4) -
      Per transfer after 15 in a Contract Year                           $   25
--------------------------------------------------------------------------------

Expedited Delivery Charge (5)                                            $22.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within thirteen months of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                            Completed Years Since Receipt Of Premium -

                            0      1      2    3    4    5    6    7+
          ------------------------------------------------------------
          Base              7%     6%     5%   4%   3%   2%   1%   0
              Schedule
          ------------------------------------------------------------
          Five-year       6.5%     5%     3%   2%   1%   0    0    0
              Schedule
          ------------------------------------------------------------
          Three-year        6%   4.5%     2%   0    0    0    0    0
              Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distribution of the Internal Revenue Code; and a total withdrawal. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                        Completed Years Since Receipt Of Premium -

                        0     1     2       3       4     5    6    7+
          ------------------------------------------------------------
          2% C.E.       2%    2%    1.25%   1.25%   0.5%  0    0    0
          ------------------------------------------------------------
          3% C.E.       3%    3%       2%      2%     2%  1%   1%   0
          ------------------------------------------------------------
          4% C.E.       3%    3%       2%      2%     2%  1%   1%   0

      For Contracts with Issue Dates between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates before September 22, 2003, the recapture charges over the same completed years since receipt of premium were: 4%; 4%; 2.5%; 2.5%; 2.5%; 1.25%; and 1.25%.

(3)   Currently, premium taxes do not apply.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and automatic rebalancing.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

--------------------------------------------------------------------------------

                                Periodic Expenses
                                -----------------

Base Contract
-------------

Annual Contract Maintenance Charge (6)                                   $  30

Separate Account Annual Expenses
      Annual percentage of average daily account value of
      Investment Divisions                                                1.35%

Mortality And Expense Risk Charge (7)                             1.20%

Administration Charge (8)                                         0.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Separate Account Annual Expenses for Base Contract                  1.35%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Optional Endorsements - A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

--------------------------------------------------------------------------------
The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below(9):

--------------------------------------------------------------------------------
4% Contract Enhancement Maximum Annual Charge (10)                         0.56%
3% Contract Enhancement Maximum Annual Charge (10)                         0.42%
2% Contract Enhancement Maximum Annual Charge (11)                        0.395%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five-year Withdrawal Schedule Maximum Annual Charge                        0.30%
Three-year Withdrawal Schedule Maximum Annual Charge
   (no longer offered as of May 1, 2006)                                   0.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20% Additional Free Withdrawal Maximum Annual Charge                       0.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The following optional death benefit endorsement charges are based on either average daily net asset value or on a benefit base and are indicated as such. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below(9):

                   Average Daily Net Asset Value Based Charges

Highest Anniversary Value Death Benefit Maximum Annual Charge (12)         0.40%

                              Benefit Based Charges


LifeGuard Freedom DB(SM) Maximum Annual Charge (only available if the
   LifeGuard Freedom GMWB is also selected) (13)                           0.60%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below(9):


Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered
   as of October 6, 2008)("FutureGuard(SM)") (14)                                                    0.60%

GMIB Maximum Annual Charge ("FutureGuard 6(SM)")(no longer offered as of April 6, 2009) (15)         0.90%

7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered
   as of March 31, 2008)("SafeGuard 7 Plus(SM)") (16)                                                0.75%

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge
   ("SafeGuard Max(SM)") (17)                                                                        0.81%

5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5(SM)," formerly
   "AutoGuard(R)") (18)                                                                              1.47%


6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6(SM)") (19)                           1.62%

5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)
   ("MarketGuard 5(R)") (20)                                                                         0.51%

5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April
   30, 2007)("LifeGuard Protector(SM)") (21)                                                         1.47%

5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of
   March 31, 2008)("LifeGuard Advantage(SM)," formerly "LifeGuard Protector Advantage(SM)") (22)     1.50%

5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of
   April 30, 2007)("LifeGuard Protector Plus(SM)") (23)                                              1.47%

Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of
   April 30, 2007)("LifeGuard Protector with Joint Option") (24)                                     1.62%

Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered
   as of April 30, 2007)("LifeGuard Protector Plus with Joint Option") (25)                          1.71%

For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)
   ("LifeGuard Ascent(SM)") (26)                                                                     1.50%

Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of
   March 31, 2008)("LifeGuard Ascent With Joint Option") (27)                                        1.71%

For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge
   ("LifeGuard Freedom(SM) GMWB") (28)                                                               1.50%

Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard
   Freedom GMWB With Joint Option") (29)                                                             1.86%

5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard
   5(R)") (30)                                                                                       1.32%

4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard
   4(R)") (31)                                                                                       0.87%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is 1.10% on Contracts issued between September 22, 2003 and May 2, 2004. For Contracts with Issue Dates before September 22, 2003, this charge is 1.25%.

(8) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancement and the Three-year Withdrawal Schedule are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

(10)  This charge lasts for the first seven Contract Years.

(11)  This charge lasts for the first five Contract Years.

(12) The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(13) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The current and maximum charge for the LifeGuard Freedom DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually). The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB.

      The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 28 below). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


      For more information about the charge for the LifeGuard Freedom DB, please see "Optional Death Benefit - LifeGuard Freedom DB Charge" on page 33. For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 171. For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 127.

(14) The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of
      (a) or (b), where:

            (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

            (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.


      For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 164.


      For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

      For Contracts with this GMIB purchased from May 3, 2004 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

      For Contracts with this GMIB purchased from September 22, 2003 through May 2, 2004 (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

      For Contracts with this GMIB purchased before September 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


      We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard Guaranteed Minimum Income Benefit Charge" beginning on page 33.


(15) The current and maximum charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually). The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:

            (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

            (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

      At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited. After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.


      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard 6 Guaranteed Minimum Income Benefit Charge" beginning on page 34. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 167.


(16)  0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      The charge is expressed as an annual percentage and depends on:

            o     When the endorsement is added to the Contract.

            o The endorsement's availability - on and after, or before January 17, 2006, or before October 4, 2004.

            o The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

            o     The frequency of deduction - monthly or daily.

      The below tables have the maximum and current charges.

      For Contracts to which this endorsement was added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

      For Contracts to which this endorsement was added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

      For Contracts to which this endorsement was added before October 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                                     7% GMWB
Endorsement's       On and after           Before                Before
Availability      January 17, 2006    January 17, 2006      October 4, 2004
--------------------------------------------------------------------------------
Maximum Annual          0.75%              0.70%                 0.70%
Charge
--------------------------------------------------------------------------------
Current Annual          0.42%              0.40%                 0.35%
Charge                                                     0.55% upon step-up
--------------------------------------------------------------------------------
Charge Basis             GWB        Investment Divisions  Investment Divisions
--------------------------------------------------------------------------------
Charge Frequency       Monthly             Daily                 Daily

      For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 34. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 54.

(17) The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 59.

(18) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 64.

(19) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 68.

(20) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 73.


(21) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below tables have the maximum and current charges for all age groups.

      You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                           5% for Life GMWB With Annual Step-Up
                 --------------------------------------------------------
                 Annual Charge           Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        0.87%/12           0.42%/12
                         50 - 54        0.87%/12           0.42%/12
                         55 - 59        1.20%/12           0.66%/12
                         60 - 64        1.32%/12           0.75%/12
                         65 - 69        1.47%/12           0.90%/12
                         70 - 74        0.87%/12           0.51%/12
                         75 - 80        0.60%/12           0.36%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly

      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 77.


(22) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below tables have the maximum and current charges for all age groups.

      You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                       5% for Life GMWB With Bonus and Annual Step-Up
                 --------------------------------------------------------
                 Annual Charge           Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        1.02%/12           0.57%/12
                         50 - 54        1.17%/12           0.72%/12
                         55 - 59        1.50%/12           0.96%/12
                         60 - 64        1.50%/12           0.96%/12
                         65 - 69        1.50%/12           0.96%/12
                         70 - 74        0.90%/12           0.57%/12
                         75 - 80        0.66%/12           0.42%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 83.


(23) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. The below tables have the maximum and current charges for all age groups.

      You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% for Life GMWB With Bonus and Five-Year Step-Up
                 --------------------------------------------------------
                 Annual Charge           Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        0.87%/12           0.42%/12
                         50 - 54        1.02%/12           0.57%/12
                         55 - 59        1.47%/12           0.87%/12
                         60 - 64        1.47%/12           0.87%/12
                         65 - 69        1.20%/12           0.66%/12
                         70 - 74        0.75%/12           0.36%/12
                         75 - 80        0.57%/12           0.30%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
      38. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 90.

(24) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. The below tables have the maximum and current charges for all age groups.

      You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                         Joint 5% for Life GMWB With Annual Step-Up
                 --------------------------------------------------------
                 Annual Charge           Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        1.02%/12           0.57%/12
                         50 - 54        1.02%/12           0.57%/12
                         55 - 59        1.35%/12           0.81%/12
                         60 - 64        1.47%/12           0.90%/12
                         65 - 69        1.62%/12           1.05%/12
                         70 - 74        1.02%/12           0.66%/12
                         75 - 80        0.75%/12           0.51%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 39. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 97.


(25) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. The below tables have the maximum and current charges for all age groups.

      You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
                 --------------------------------------------------------
                 Annual Charge          Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        1.11%/12           0.66%/12
                         50 - 54        1.26%/12           0.81%/12
                         55 - 59        1.71%/12           1.11%/12
                         60 - 64        1.71%/12           1.11%/12
                         65 - 69        1.47%/12           0.90%/12
                         70 - 74        1.02%/12           0.60%/12
                         75 - 80        0.81%/12           0.57%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up, again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 40. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 104.

(26) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 40. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 111.

(27) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 41. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 119.

(28) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 41. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 127.

(29) The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 42. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 138.


(30)  1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. The below tables have the maximum and current charges for all age groups.

      Charges are expressed as an annual percentage and depend on:

            o     The Owner's age when the endorsement is added to the Contract.

            o The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

            o The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

            o     The frequency of deduction - monthly or daily.

      For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

      For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                  5% For Life GMWB
           Endorsement's                                Before
           Availability       Before May 1, 2006   January 17, 2006*
          -------------------------------------------------------------
           Annual Charge      Maximum    Current   Maximum   Current
          -------------------------------------------------------------

           Ages    60 - 64   1.32%/12   0.90%/12    1.30%     0.90%
                   65 - 69   0.87%/12   0.60%/12    0.85%     0.60%
                   70 - 74   0.60%/12   0.51%/12    0.60%     0.50%
                   75 - 80   0.51%/12   0.42%/12    0.50%     0.40%
          -------------------------------------------------------------
           Charge Basis              GWB          Investment Divisions
          -------------------------------------------------------------
           Charge Frequency        Monthly               Daily

      * The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

      With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
      42. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 149.


(31)  0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. The below tables have the maximum and current charges for all age groups.

      Charges are expressed as an annual percentage and depend on:

      o     The Owner's age when the endorsement is added to the Contract.

      o The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

      o The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

      o     The frequency of deduction - monthly or daily.

      For Contracts to which this endorsement was added before May 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

      For Contracts to which this endorsement was added before January 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                  4% For Life GMWB
          Endorsement's                                  Before
          Availability        Before May 1, 2006   January 17, 2006*
          -------------------------------------------------------------
          Annual Charge       Maximum    Current   Maximum   Current
          -------------------------------------------------------------
          Ages    50 - 54    0.87%/12   0.66%/12    0.85%     0.65%
                  55 - 59    0.66%/12   0.51%/12    0.65%     0.50%
                  60 - 64    0.51%/12   0.36%/12    0.50%     0.35%
                  65 - 69    0.36%/12   0.27%/12    0.35%     0.25%
                  70 - 74    0.30%/12   0.21%/12    0.30%     0.20%
                  75 - 80    0.21%/12   0.15%/12    0.20%     0.15%
          -------------------------------------------------------------
          Charge Basis               GWB          Investment Divisions
          -------------------------------------------------------------
          Charge Frequency         Monthly                Daily

      * The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

      With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the current charge with a step-up, again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
      44. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 156.


The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

                      Total Annual Fund Operating Expenses
                      ------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

                          -----------------------------


                                 Minimum: 0.57%

                                 Maximum: 2.63%


                          -----------------------------

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information on the Funds, including investment objectives, performance, and information about Jackson National Asset Management, LLC(R), the Funds' Adviser and Administrator, as well as the sub-advisers.


                     Fund Operating Expenses
(As an annual percentage of the Fund's average daily net assets)

                                                          MANAGEMENT                                  ACQUIRED        ANNUAL
                                                           AND ADMIN     SERVICE        OTHER       FUND FEES AND    OPERATING
                       FUND NAME                            FEE (A)    (12B-1) FEE   EXPENSES (B)    EXPENSES (C)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 20                                   0.20%          0.00%        0.01%           0.80% (E)      1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 35                                   0.20%          0.00%        0.01%           0.94% (E)      1.15%
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 50                                   0.20%          0.00%        0.01%           1.10% (E)      1.31%
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 65                                   0.20%          0.00%        0.01%           1.28% (E)      1.49%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Global Real Estate                                 0.86% (F)      0.20%        0.01%           0.01%          1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM International Growth                               0.82%          0.20%        0.01%           0.04%          1.07%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth                                   0.77%          0.20%        0.00%           0.01%          0.98%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Small Cap Growth                                   0.95%          0.20%        0.01%           0.01%          1.17%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced                       0.80%          0.20%        0.01%           0.01%          1.02%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research           0.88%          0.20%        0.01%           0.01%          1.10%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap               1.10%          0.20%        0.01%           0.03%          1.34%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity                    0.78%          0.20%        0.01%           0.01%          1.00%
------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources                 0.83%          0.20%        0.01%           0.01%          1.05%
------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short                               0.95% (F)      0.20%        0.41% (D)       0.01%          1.57%
------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity                                      0.75%          0.20%        0.01%           0.01%          0.97%
------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity                                  0.82%          0.20%        0.01%           0.01%          1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy                   0.05%          0.00%        0.01%           1.07% (E)      1.13%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth                       0.90%          0.20%        0.01%           0.01%          1.12%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Income                              0.79%          0.20%        0.01%           0.01%          1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares                       0.85%          0.20%        0.03% (D)       0.01%          1.09%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value                     0.95%          0.20%        0.01%           0.01%          1.17%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond                           0.69%          0.20%        0.01%           0.01%          0.91%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt                    0.90%          0.20%        0.01%           0.07%          1.18%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value                            0.83%          0.20%        0.01%           0.01%          1.05%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond                      0.54%          0.20%        0.00%           0.02%          0.76%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Value                           0.81%          0.20%        0.00%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth                                 0.80%          0.20%        0.02%           0.01%          1.03%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond                0.55%          0.20%        0.01%           0.02%          0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Emerging Markets                                1.06%          0.20%        0.02%           0.01%          1.29%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity                                  0.82%          0.20%        0.00%           0.01%          1.03%
------------------------------------------------------------------------------------------------------------------------------
JNL/M&G Global Basics                                      1.00%          0.20%        0.04%           0.03%          1.27%
------------------------------------------------------------------------------------------------------------------------------
JNL/M&G Global Leaders                                     1.00%          0.20%        0.03%           0.03%          1.26%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management European 30                  0.57%          0.20%        0.07%           0.02%          0.86%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30               0.57%          0.20%        0.05%           0.02%          0.84%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index                0.38%          0.20%        0.02%           0.01%          0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index         0.39%          0.20%        0.02%           0.00%          0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index              0.39%          0.20%        0.02%           0.00%          0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index          0.44%          0.20%        0.01%           0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index                   0.40%          0.20%        0.01%           0.00%          0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5                      0.05%          0.00%        0.01%           0.62% (E)      0.68%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10                      0.05%          0.00%        0.01%           0.63% (E)      0.69%
------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth                              0.84%          0.20%        0.02%           0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan                                      1.05% (F)      0.20%        0.01%           0.05%          1.31%
------------------------------------------------------------------------------------------------------------------------------
JNL/PAM China-India                                        1.10% (F)      0.20%        0.08%           0.08%          1.46%
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Real Return                                      0.60%          0.20%        0.01%           0.00%          0.81%
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond                                0.60%          0.20%        0.01%           0.00%          0.81%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Core Equity                                0.75%          0.20%        0.01%           0.00%          0.96%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America High Yield Bond                            0.58%          0.20%        0.01%           0.03%          0.82%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value                              0.85%          0.20%        0.01%           0.02%          1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Small Cap Value                            0.85%          0.20%        0.01%           0.02%          1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Value Equity                               0.65%          0.20%        0.01%           0.00%          0.86%
------------------------------------------------------------------------------------------------------------------------------
JNL/Red Rocks Listed Private Equity                        1.00%          0.20%        0.02%           1.41%          2.63%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Balanced                                        0.57%          0.20%        0.01%           0.01%          0.79%
------------------------------------------------------------------------------------------------------------------------------

                     Fund Operating Expenses
(As an annual percentage of the Fund's average daily net assets)

                                                          MANAGEMENT                                  ACQUIRED        ANNUAL
                                                           AND ADMIN     SERVICE        OTHER       FUND FEES AND    OPERATING
                       FUND NAME                            FEE (A)    (12B-1) FEE   EXPENSES (B)    EXPENSES (C)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Money Market                                    0.36%          0.20%        0.01%           0.00%          0.57%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Value                                           0.63%          0.20%        0.00%           0.01%          0.84%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth                       0.69%          0.20%        0.01%           0.01%          0.91%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth                           0.81%          0.20%        0.01%           0.02%          1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Value                                    0.75%          0.20%        0.01%           0.01%          0.97%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Conservative                               0.18%          0.00%        0.01%           0.85% (E)      1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate                                   0.17%          0.00%        0.01%           0.88% (E)      1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth                            0.15%          0.00%        0.01%           0.93% (E)      1.09%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Growth                                     0.15%          0.00%        0.01%           0.97% (E)      1.13%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth                          0.17%          0.00%        0.01%           0.98% (E)      1.16%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement Income                                  0.18%          0.00%        0.01%           0.88% (E)      1.07%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2015                                    0.18%          0.00%        0.01%           0.93% (E)      1.12%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2020                                    0.18%          0.00%        0.01%           0.95% (E)      1.14%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2025                                    0.18%          0.00%        0.01%           0.97% (E)      1.16%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate                               0.18%          0.00%        0.01%           0.66% (E)      0.85%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth                        0.18%          0.00%        0.01%           0.66% (E)      0.85%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Growth                                 0.18%          0.00%        0.01%           0.65% (E)      0.84%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Competitive Advantage                              0.50%          0.20%        0.01%           0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth                           0.50%          0.20%        0.01%           0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Intrinsic Value                                    0.50%          0.20%        0.01%           0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Total Yield                                        0.50%          0.20%        0.01%           0.01%          0.72%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4                                                  0.05%          0.00%        0.01%           0.72% (E)      0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25                 0.48% (F)      0.20%        0.05%           0.00%          0.73%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30             0.43%          0.20%        0.16%           0.00%          0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend             0.44% (F)      0.20%        0.03%           0.00%          0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24                    0.49% (F)      0.20%        0.02%           0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25                           0.44%          0.20%        0.01%           0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap             0.44%          0.20%        0.01%           0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5                        0.42%          0.20%        0.02%           0.00%          0.64%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP                          0.44% (F)      0.20%        0.04%           0.00%          0.68%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5              0.44%          0.20%        0.06%           0.00%          0.70%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60               0.49% (F)      0.20%        0.01%           0.01%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25     0.53% (F)      0.20%        0.05%           0.00%          0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector        0.49% (F)      0.20%        0.04%           0.00%          0.73%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector       0.49% (F)      0.20%        0.03%           0.00%          0.72%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector             0.48% (F)      0.20%        0.03%           0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector            0.46% (F)      0.20%        0.03%           0.00%          0.69%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector             0.44%          0.20%        0.03%           0.00%          0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector            0.48% (F)      0.20%        0.03%           0.00%          0.71%
------------------------------------------------------------------------------------------------------------------------------

(A)   Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,  the
      Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

      The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital
      Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

      The JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital
      Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

      The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

      All other Funds pay an administrative fee of 0.10%.

      The Management and  Administrative  Fee and the Annual Operating  Expenses
      columns  in  this  table   reflect  the   inclusion   of  the   applicable
      administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

(D) Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

(E) Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

(F)   The management/administrative fee reflects a contract amendment.


                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional 2% Contract Enhancement, the Highest Anniversary Death Benefit, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:


                   1 year      3 years     5 years     10 years

                   $1,581       $2,568      $3,643      $6,471


If you annuitize at the end of the applicable time period:


                  1 year *     3 years     5 years     10 years

                   $1,581       $2,568      $3,643      $6,471


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:


                   1 year      3 years     5 years     10 years

                    $731        $2,143      $3,493      $6,471


The example does not represent past or future expenses. Your actual costs may be higher or lower.

Condensed Financial Information. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

                  o our Fixed Account, as may be made available by us, or as may be otherwise limited by us, or to

                  o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

                  o the accumulation phase, when you make premium payments to us, and

                  o     the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. Currently, the Fixed Account minimum interest rate is 2% per annum, which is credited daily. For Contracts issued before April 6, 2009, the guaranteed minimum interest rates are as follows: 3% for Contracts issued from January 1, 2006 through April 5, 2009, 2.25% for Contracts issued from May 2, 2005 through December 31, 2005, 1.50% for Contracts issued from September 22, 2003 through May 1, 2005,) and 3% for Contracts issued before September 22,

2003, per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.


An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Interest Rate Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option with a duration equal to the number of years remaining in the current Fixed Account Option period, increased by 0.25%. Generally, the Interest Rate Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Interest Rate Adjustment when the current new business interest rate (after adjustment for the 0.25% bias) is greater than the guaranteed base interest rate by less than 0.25%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Interest Rate Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions. For Contracts purchased on or after September 22, 2003, if any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period. Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special interest rates on the DCA+ Fixed Account Option. The DCA+ Fixed Account Option is only available for new premiums. DCA+ is not available to Contracts issued before July 14, 2008.

                              THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                    JNL Institutional Alt 20
                    JNL Institutional Alt 35
                    JNL Institutional Alt 50
                    JNL Institutional Alt 65
                    JNL/Franklin Templeton Founding Strategy
                    JNL/Mellon Capital Management Index 5
                    JNL/Mellon Capital Management 10 x 10
                    JNL/S&P Managed Conservative
                    JNL/S&P Managed Moderate
                    JNL/S&P Managed Moderate Growth
                    JNL/S&P Managed Growth
                    JNL/S&P Managed Aggressive Growth
                    JNL/S&P Retirement Income
                    JNL/S&P Retirement 2015
                    JNL/S&P Retirement 2020
                    JNL/S&P Retirement 2025
                    JNL/S&P Disciplined Moderate
                    JNL/S&P Disciplined Moderate Growth
                    JNL/S&P Disciplined Growth
                    JNL/S&P 4


The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------


JNL Institutional Alt 20 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL Institutional Alt 35 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL Institutional Alt 50 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL Institutional Alt 65 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc. and sub-sub-advisers:
      Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

            Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.


--------------------------------------------------------------------------------
JNL/AIM International Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


            Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.


--------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM Small Cap Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.)


            Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.


--------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
      (sub-sub-adviser))

            Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

            Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/Eagle Core Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth Fund
      Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

            Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/Franklin Templeton Income Fund
      Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

            Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares Fund
      Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

            Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value Fund
      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

            Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

            Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.

--------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMorgan International Value Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and
            (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------
JNL/Lazard Emerging Markets Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/M&G Global Basics Fund
            Jackson National Asset Management, LLC (and M&G Investment Management Limited)

            Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G Global Leaders Fund
            Jackson National Asset Management, LLC (and M&G Investment Management Limited)

            Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management European 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5 Fund


     Jackson National Asset Management, LLC


            Seeks to achieve its objective by initially allocating in the following Funds:

            o     20% in the JNL/Mellon Capital Management S&P 500 Index Fund;

            o     20% in the JNL/Mellon Capital Management S&P 400 MidCap Index
                  Fund;

            o     20% in the JNL/Mellon Capital Management Small Cap Index Fund;

            o 20% in the JNL/Mellon Capital Management International Index Fund; and

            o     20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10 Fund


      Jackson National Asset Management, LLC


            Seeks to achieve its objective by initially allocating in the following Funds:

            o 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and

            o 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth Fund
      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


            Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the
            (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.


--------------------------------------------------------------------------------
JNL/PAM China-India Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


            Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.


--------------------------------------------------------------------------------
JNL/PIMCO Real Return Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


--------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


--------------------------------------------------------------------------------
JNL/PPM America Core Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund many, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM America High Yield Bond Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


--------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM America Small Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM America Value Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/Red Rocks Listed Private Equity Fund
      Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

            Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
JNL/Select Balanced Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/Select Money Market Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/Select Value Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Value Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P Managed Conservative Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Moderate Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Growth Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.


            Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement Income Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

            Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Retirement 2015 Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

            Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P Retirement 2020 Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

            Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Retirement 2025 Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.


            Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Disciplined Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

            Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P Competitive Advantage Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies, ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P Intrinsic Value Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P Total Yield Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P 500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

            o     25% in JNL/S&P Competitive Advantage Fund; and

            o     25% in JNL/S&P Dividend Income & Growth Fund; and

            o     25% in JNL/S&P Intrinsic Value Fund; and

            o     25% in JNL/S&P Total Yield Fund.

--------------------------------------------------------------------------------

About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) any GMIB and (ii) any GMWB.

Each of these three benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and (ii) an Owner's specific age under a GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these three benefits may be somewhat diminished.

The potential for overlap is greatest for a GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM). The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)") on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE") on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

            o     20% in the Dow(SM) 10 Strategy, a dividend yielding strategy;

            o 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;

            o     20% in the Global 15 Strategy, a dividend yielding strategy;

            o     20% in the 25 Strategy, a dividend yielding strategy; and

            o 20% in the Select Small-Cap Strategy, a small capitalization strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:


            o     The Dow(SM) Dividend Strategy;


            o     The European 20 Strategy;

            o     The Nasdaq(R) 25 Strategy;

            o     The S&P 24 Strategy;

            o     The Select Small-Cap Strategy; and

            o     The Value Line(R) 30 Strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


            o     25% in the Nasdaq(R) 25 Strategy;

            o     25% in the Value Line(R) 30 Strategy;

            o     24% in the European 20 Strategy;

            o     14% in the Global 15 Strategy; and

            o     12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30902, Lansing, Michigan 48909-8402 or by visiting www.jackson.com.


Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.20% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued before May 3, 2004, the annual charge is 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued before September 22, 2003, the annual charge is 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

                  o to make income payments for the life of the Annuitant during the income phase;

                  o to waive the withdrawal charge in the event of the Owner's death; and

                  o     to provide a basic death benefit prior to the Income
                        Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

                  o premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus

                  o earnings (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premium in these Options)

                  o     additional free withdrawals

                        o during each Contract Year (the first withdrawal during a Contract Year for Contracts purchased before September 22, 2003), 10% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, minus earnings (required minimum distribution will reduce the 10% free withdrawal amount), or

                        o if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract Year, 20% of premiums that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.

We will deduct a withdrawal charge on:

                  o partial withdrawals in excess of the free withdrawal amounts, or

                  o withdrawals under a tax-qualified Contract that exceeds its required minimum distributions, or

                  o withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

                  o     total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

            Withdrawal Charge (as a percentage of premium payments):

         Completed Years
         since Receipt of
         Premium              0     1   2     3     4     5     6     7+

         Base Schedule        7%    6%  5%    4%    3%    2%    1%    0

         Withdrawal
         Charge
         if Five-Year
         Period Applies     6.5%    5%  3%    2%    1%    0     0     0

         Withdrawal
         Charge if Three
         -Year Period
         Applies*             6%  4.5%  2%    0     0     0     0     0

* PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

                  o income payments (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

                  o     death benefits;

                  o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity
                        (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

                  o withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

Contract Enhancement Charge. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

              Contract Enhancement              2%     3%      4%
              Charge (on an annual basis)   0.395%  0.42%   0.56%

For Contracts with Issue Dates between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates on and after September 22, 2003 and a Contract Enhancement, the three-, five-, or seven-year Fixed Account option is unavailable.

Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

      Completed Years Since Receipt of
        Premium Payment                  0   1      2      3     4   5   6   7+

      Recapture Charge (2% Credit)       2%  2%  1.25%  1.25%  0.5%  0   0   0

      Recapture Charge (3% Credit)       3%  3%     2%     2%    2%  1%  1%  0

      Recapture Charge (4% Credit)       3%  3%     2%     2%    2%  1%  1%  0

For Contracts with Issue Dates before September 23, 2003, the recapture charges for the 4% Contract Enhancement over the same completed years since receipt of a premium payment were: 4%, 4%, 2.5%, 2.5%; 2.5%; 1.25%; and 1.25%.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

                  o     death benefits;

                  o     income payments paid during the income phase;

                  o withdrawals taken under your Contract's free withdrawal provisions;

                  o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

                  o withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

Optional Death Benefit - Highest Anniversary Value Death Benefit Charge. There is no additional charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


Optional Death Benefit - LifeGuard Freedom DB Charge. There is no additional charge for the Contract's basic death benefit. However, if you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually). The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Month at the rate of 0.96% annually. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 171. For more information about the charges for LifeGuard Freedom GMWB, please see page 41, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 127.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. We stop deducting this charge on the date you annuitize.


FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

            For Contracts with this GMIB purchased on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

            For Contracts with this GMIB purchased from May 3, 2004 through January 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

            For Contracts with this GMIB purchased from September 22, 2003 through May 2, 2004, (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

            For Contracts with this GMIB purchased before September 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 164. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement.
PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.


FutureGuard 6 Guaranteed Minimum Income Benefit Charge.


PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually). We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 164. PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit. Also, this GMIB only applies to certain optional income payments.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 54. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

      For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

               Maximum Annual Charge           Current Annual Charge
            -----------------------------------------------------------
                      Monthly                      Monthly
                       0.75%                      0.42% / 12


      You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 58.)


      For Contracts to which this GMWB was added before January 17, 2006, the charge is:

               Maximum Annual Charge           Current Annual Charge
            -----------------------------------------------------------
                       0.70%                           0.40%

      You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

      For Contracts to which this GMWB was added before October 4, 2004, the charge is:

               Maximum Annual Charge           Current Annual Charge
            -----------------------------------------------------------
                       0.70%                            0.35%
                                                0.55% upon step-up

      You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 54. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge ("SafeGuard Max"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 59.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.81% annually.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up" beginning on page 59. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge. If you select the 5% GMWB with annual step-up, you will pay 0.055% of the GWB each Contract Month (0.66% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 64.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 67.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 64. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract Month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 68. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 72.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 68. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 73.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 76.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 73. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                      Annual Charge     Maximum    Current
                     --------------------------------------
                     Ages   45 - 49     0.87%/12   0.42%/12
                            50 - 54     0.87%/12   0.42%/12
                            55 - 59     1.20%/12   0.66%/12
                            60 - 64     1.32%/12   0.75%/12
                            65 - 69     1.47%/12   0.90%/12
                            70 - 74     0.87%/12   0.51%/12
                            75 - 80     0.60%/12   0.36%/12
                     --------------------------------------
                     Charge Basis               GWB
                     --------------------------------------
                     Charge Frequency         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 82.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up Charge ("LifeGuard Advantage"). The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 90. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                      Annual Charge     Maximum    Current
                     --------------------------------------
                     Ages   45 - 49     1.02%/12   0.57%/12
                            50 - 54     1.17%/12   0.72%/12
                            55 - 59     1.50%/12   0.96%/12
                            60 - 64     1.50%/12   0.96%/12
                            65 - 69     1.50%/12   0.96%/12
                            70 - 74     0.90%/12   0.57%/12
                            75 - 80     0.66%/12   0.42%/12
                     --------------------------------------
                     Charge Basis               GWB
                     --------------------------------------
                     Charge Frequency         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 89.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 90. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up ("LifeGuard Protector Plus") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 90. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                      Annual Charge     Maximum    Current
                     --------------------------------------
                     Ages    45 - 49    0.87%/12   0.42%/12
                             50 - 54    1.02%/12   0.57%/12
                             55 - 59    1.47%/12   0.87%/12
                             60 - 64    1.47%/12   0.87%/12
                             65 - 69    1.20%/12   0.66%/12
                             70 - 74    0.75%/12   0.36%/12
                             75 - 80    0.57%/12   0.30%/12
                     --------------------------------------
                     Charge Basis               GWB
                     --------------------------------------
                     Charge Frequency         Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 96.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 90. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector With Joint Option") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 97. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                      Annual Charge     Maximum    Current
                     --------------------------------------
                     Ages    45 - 49    1.02%/12   0.57%/12
                             50 - 54    1.02%/12   0.57%/12
                             55 - 59    1.35%/12   0.81%/12
                             60 - 64    1.47%/12   0.90%/12
                             65 - 69    1.62%/12   1.05%/12
                             70 - 74    1.02%/12   0.66%/12
                             75 - 80    0.75%/12   0.51%/12
                     --------------------------------------
                     Charge Basis               GWB
                     --------------------------------------
                     Charge Frequency         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 103.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 97. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 97. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up ("LifeGuard Protector Plus With Joint Option") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page
104. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                      Annual Charge     Maximum    Current
                     --------------------------------------
                     Ages    45 - 49    1.11%/12   0.66%/12
                             50 - 54    1.26%/12   0.81%/12
                             55 - 59    1.71%/12   1.11%/12
                             60 - 64    1.71%/12   1.11%/12
                             65 - 69    1.47%/12   0.90%/12
                             70 - 74    1.02%/12   0.60%/12
                             75 - 80    0.81%/12   0.57%/12
                     --------------------------------------
                     Charge Basis               GWB
                     --------------------------------------
                     Charge Frequency         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 111.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 104. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 104. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 111.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 118.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.50% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 111. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 111. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 119.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 126.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.71% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 119. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 119. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 126. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 137.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 126. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 126. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only. If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit. Please see "Optional Death Benefit - LifeGuard Freedom DB Charge" on page 33 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 138. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 149.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 138. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 138. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


5% For Life Guaranteed Minimum Withdrawal Benefit ("LifeGuard 5") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 149. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

      For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

                    Annual Charge       Maximum      Current
                   ------------------------------------------
                   Ages    60 - 64    1.32% / 12   0.90% / 12
                           65 - 69    0.87% / 12   0.60% / 12
                           70 - 74    0.60% / 12   0.51% / 12
                           75 - 80    0.51% / 12   0.42% / 12
                   ------------------------------------------
                   Charge Basis                  GWB
                   ------------------------------------------
                   Charge Frequency            Monthly


      You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 156.)


      For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

                       Annual Charge    Maximum     Current
                     ---------------------------------------
                     Ages    60 - 64     1.30%       0.90%
                             65 - 69     0.85%       0.60%
                             70 - 74     0.60%       0.50%
                             75 - 80     0.50%       0.40%
                     ---------------------------------------
                     Charge Basis       Investment Divisions
                     ---------------------------------------
                     Charge Frequency          Daily

      You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 149. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 149. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit ("LifeGuard 4") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 156. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

      For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

                    Annual Charge      Maximum       Current
                   ------------------------------------------
                   Ages    50 - 54    0.87% / 12   0.66% / 12
                           55 - 59    0.66% / 12   0.51% / 12
                           60 - 64    0.51% / 12   0.36% / 12
                           65 - 69    0.36% / 12   0.27% / 12
                           70 - 74    0.30% / 12   0.21% / 12
                           75 - 80    0.21% / 12   0.15% / 12
                   ------------------------------------------
                   Charge Basis                 GWB
                   ------------------------------------------
                   Charge Frequency           Monthly


      You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 162.)


      For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

                      Annual Charge     Maximum     Current
                     ---------------------------------------
                     Ages    50 - 54      0.85%      0.65%
                             55 - 59      0.65%      0.50%
                             60 - 64      0.50%      0.35%
                             65 - 69      0.35%      0.25%
                             70 - 74      0.30%      0.20%
                             75 - 80      0.20%      0.15%
                     ---------------------------------------
                     Charge Basis       Investment Divisions
                     ---------------------------------------
                     Charge Frequency          Daily

      You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 156. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 156. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


Three-Year Withdrawal Charge Period. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Five-Year Withdrawal Charge Period. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% Additional Free Withdrawal Charge. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Other Expenses. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 15.

Premium Taxes. Your state charges premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson(SM)"), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

                    A.G. Edwards & Sons, Inc.
                    Centaurus Financial, Inc.
                    Commonwealth Financial Network
                    FSC Securities Corporation
                    Hantz Financial Services, Inc.
                    Intersecurities, Inc.
                    Invest Financial Corporation
                    Investment Centers of America, Inc.
                    Lincoln Financial Securities Corporation
                    LPL Financial Corporation
                    National Planning Corporation
                    Next Financial Group, Inc.
                    Raymond James & Associates, Inc.
                    Royal Alliance Associates, Inc.
                    Securities America, Inc.
                    SII Investments, Inc.
                    UBS Financial Services, Inc.
                    Wachovia Securities LLC
                    WaMu Investments, Inc.
                    Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                  o     National Planning Corporation,

                  o     SII Investments, Inc.,

                  o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                  o     Investment Centers of America, Inc., and

                  o     Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

Minimum Initial Premium:

                  o     $5,000 under most circumstances

                  o     $2,000 for a qualified plan Contract

Minimum Additional Premiums:

                  o     $500 for a qualified or non-qualified plan

                  o     $50 for an automatic payment plan

                  o You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account options.

Maximum Premiums:

                  o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, any GMIB or any GMWB.


Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached. This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.


Allocations of Premium. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. Contract Enhancements are available to Owners 87 years old and younger. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

                  o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

                  o     return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy required minimum distribution of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

According, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

                  o     death benefits computed on the basis of Contract Value;

                  o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

                  o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;


                  o withdrawals under our extended care benefit. For more information, please see "Waiver of Withdrawal and Recapture Charges for Extended Care" beginning on page 52.


For Contracts purchased on or after September 22, 2003, selection of a Contract Enhancement will prohibit allocation or transfer of any premium to the 3-, 5-, or 7-year Fixed Account options during the recapture periods.

If you purchased your Contract between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available. If you purchased your Contract between March 18, 2003 and September 21, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. If you purchased your Contract between July 14, 2003 and September 21, 2003, the 2% Contract Enhancement was not available.

The 3% and 4% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

                  o determining the total amount of assets held in the particular Investment Division;

                  o subtracting any asset-based charges and taxes chargeable under the Contract; and

                  o dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

                  o     limiting the number of transfers over a period of time;

                  o     requiring a minimum time period between each transfer;

                  o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

                  o limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

                  o     by making either a partial or complete withdrawal;

                  o     by electing the Systematic Withdrawal Program;

                  o     by electing a Guaranteed Minimum Withdrawal Benefit; or

                  o     by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 30.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 174.


Waiver of Withdrawal and Recapture Charges for Extended Care. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

Optional Three-Year Withdrawal Charge Period. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may not elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Optional Five-Year Withdrawal Charge Period. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may not elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the Contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

If you purchased your Contract between March 18, 2003, and September 21, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract prior to May 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

20% Additional Free Withdrawal. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract Year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Free Withdrawal endorsement. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. In fact, any time you use the 20% Additional Free Withdrawal Endorsement when the amount of the withdrawal exceeds the GAWA and the Contract Value is less than the GWB, it is disadvantageous. You may not elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, prior to May 1, 2006, you elected the Three-year Withdrawal Charge Period option.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:


                  o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 138.)


                  o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.


Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.


Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 176 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus"). The following description is supplemented by some examples in Appendix D that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                  o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

                              - or -

            For Contracts to which this endorsement was added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

            For Contracts to which this endorsement was added before May 2, 2005, 7% of the greater of:

                  1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                  2.    the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      --------------------------------------------------------------------------

            --------------------------------------------------------------------
            Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.
            --------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

            --------------------------------------------------------------------
            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  o     7% of the new GWB; Or

                  o     The GAWA before the Step-Up.
            --------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

                  o For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 53 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before June 4, 2007. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB.

For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

                  o     The Owner's (or any joint Owner's) death;

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

                  PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

            --------------------------------------------------------------------
            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
            --------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

            --------------------------------------------------------------------
            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
            --------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                         Ages              GAWA Percentage
                  -------------------------------------------
                        0 - 74                   7%
                       75 - 79                   8%
                       80 - 84                   9%
                         85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      ---------------------------------------------------------------------
      applicable -
      ----------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the withdrawal less the withdrawal; Or

                  o     Zero.

            The GAWA is recalculated, equaling the lesser of:

                  o     The GAWA before the withdrawal; Or

                  o     The GWB after the withdrawal.
            --------------------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the lesser of:

                  o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  o The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  o     The GAWA before the withdrawal; Or

                  o     The GWB after the withdrawal; Or

                  o The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.
            --------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

                  o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

                  o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
            --------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

            --------------------------------------------------------------------
            The GWB equals Contract Value (subject to a $5 million maximum).

            If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

                  o     The GAWA percentage multiplied by the new GWB, Or

                  o     The GAWA prior to Step-Up.
            --------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

            --------------------------------------------------------------------
            The GWB is recalculated, equaling the greater of:

                  o     The GWB before the payment less the payment; Or

                  o     Zero.

            The GAWA is recalculated, equaling the lesser of:

                  o     The GAWA before the payment; Or

                  o     The GWB after the payment.

            --------------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                             In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The first date both the GWB and the Contract Value equals zero; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5"). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

                  o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                  o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

                  o     the total amount of the current partial withdrawal, or

                  o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

                  o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal, or

                  o     the GWB after the partial withdrawal, or

                  o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6"). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

                  o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                  o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

                  o     the total amount of the current partial withdrawal, or

                  o the amount by which the cumulative partial withdrawals for the current Contract

                        Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

                  o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal, or

                  o     the GWB after the partial withdrawal, or

                  o 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937,


      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.


            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

Conversion. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5"). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB Without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                  o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal; or

                  o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.

      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

Conversion. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                  o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                              So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this 5% for Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up. Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the

Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable, and this
      ---------------------------------------------------------------------
      endorsement was added to your Contract on or after December 3, 2007 -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

                  o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

                  o     Zero.

      The GAWA is recalculated as follows:

                  o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

                  o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                              o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                              o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, Or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable, and this
      ---------------------------------------------------------------------
      endorsement was added to your Contract before December 3, 2007 -
      --------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

                  o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

                  o 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                  o     The greater of 5% of the GWB after the withdrawal, or
                        zero.
      --------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


      Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

            --------------------------------------------------------------------
            The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.
            --------------------------------------------------------------------

--------------------------------------------------------------------------------
                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                  o     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.

                  o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

Conversion. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract prior to December 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Also, depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your 5% for Life GMWB With Bonus and Annual Step-Up.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up ("LifeGuard Protector Plus"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

                  o     The GWB before the payment less the payment; Or

                  o     Zero.

      The GAWA:

                  o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            o     How the bonus is calculated;

            o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            o     For how long the bonus is available; and

            o     When and what happens when the bonus is applied to the GWB.

            --------------------------------------------------------------------
            The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.
            --------------------------------------------------------------------

            --------------------------------------------------------------------
                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  o With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                  o     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.
            --------------------------------------------------------------------

Conversion. You may convert this 5% for Life GMWB With Bonus and Five-Year Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom
GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB With Bonus and Five-Year Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB or

LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups and example 10 for the For Life Guarantee.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract

Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 97 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

            o Continue the Contract with this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                        o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life

                              Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                        o Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                        o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                        o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

            o Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

            o Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

            o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

            o     Conversion of this GMWB (if conversion is permitted);

            o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

            o The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

            o The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this Joint 5% for Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint 5% for Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up. Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up ("LifeGuard Protector Plus With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantees.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 103 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

            o Continue the Contract with this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                        o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                        o The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

                        o Bonuses will continue to apply according to the rules below for Bonuses.

                        o Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

                        o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

            o Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.

            o Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

            o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

            o     Conversion of this GMWB (if conversion is permitted);

            o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

            o The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

            o The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            o     How the bonus is calculated;

            o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            o     For how long the bonus is available; and

            o     When and what happens when the bonus is applied to the GWB.

            --------------------------------------------------------------------
            The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  o With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                  o     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
            --------------------------------------------------------------------

            --------------------------------------------------------------------
            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.
            --------------------------------------------------------------------

Conversion. You may convert this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                        o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                                    The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                                    For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                                    The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                                    So long as the For Life Guarantee is in
                                    effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                        Or

                        o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                                    The GWB is the guaranteed amount available for future periodic withdrawals.

                        Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Issue Date.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
      --------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                         Ages             GAWA Percentage
                  ------------------------------------------
                       45 - 59                  4%
                       60 - 74                  5%
                       75 - 84                  6%
                         85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable, and this
      ---------------------------------------------------------------------
      endorsement was added to your Contract on or after December 3, 2007 -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.

      The GAWA is recalculated as follows:

            o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

            o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                        o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                        o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

            o     The total amount of the current partial withdrawal, or

            o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable, and this
      ---------------------------------------------------------------------
      endorsement was added to your Contract before December 3, 2007 -
      --------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            o     The GAWA percentage multiplied by the GWB after the
                  withdrawal.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value (subject to a $5 million maximum).

      If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

            o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

      If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                              o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Issue Date.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
      --------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                           Ages                GAWA Percentage
                    --------------------------------------------
                          45 - 59                    4%
                          60 - 74                    5%
                          75 - 84                    6%
                            85+                      7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable, and this
      ---------------------------------------------------------------------
      endorsement was added to your Contract on or after December 3, 2007 -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.

      The GAWA is recalculated as follows:

            o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

            o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

            o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

            o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable, and this
      ---------------------------------------------------------------------
      endorsement was added to your Contract before December 3, 2007 -
      --------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            o     The GAWA percentage multiplied by the GWB after the
                  withdrawal.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.
--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value (subject to a $5 million maximum).

      If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

      If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 119 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                    If the surviving spouse is not a Covered
                                    Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                              o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                              o Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                              o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                              o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                              o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                              o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

                  o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                  o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                  o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB"). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

                  o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                              If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                              The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this

                              GMWB endorsement is continued under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      ----------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

                             Ages         GAWA Percentage
                        ---------------   ---------------
                            45 - 62             4%
                            63 - 74             5%
                            75 - 80             6%
                              81+               7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

                             Ages         GAWA Percentage
                        ---------------   ---------------
                            45 - 74             5%
                            75 - 80             6%
                              81+               7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.

      The GAWA is recalculated as follows:

            o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

            o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                        o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                        o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

                  o The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

                  o The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

                  o On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                  o With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

                  o With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

      If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

            o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

      For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

            o     Zero.
      --------------------------------------------------------------------------

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.
      --------------------------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE
NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of

$5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o Upon the Owner's death, the For Life Guarantee is void.

                        o Only the GWB is payable while there is value to it (until depleted).

                        o     The GWB adjustment provision is void.

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                        o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal

                        Beneficiary upon the death of the original Owner.

            o     Continue the Contract without this GMWB (GMWB is terminated).

            o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o     Conversion of this GMWB (if conversion is permitted);

            o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
            The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o     The GWB is recalculated, increasing by 7% of the Bonus
                        Base.

                  o If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
--------------------------------------------------------------------------------

            --------------------------------------------------------------------
            Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

            The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

            The Bonus Period ends on the earlier of:

                  o The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

                  o     The date the Contract Value is zero.

            The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

            The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

            If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                  o     The date Contract Value is zero.

            If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
            --------------------------------------------------------------------


Conversion. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract before October 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA%, a lower age at which the "For Life Guarantee" becomes effective, and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.


With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), a lower age at which the "For Life Guarantee" becomes effective, and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally, when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your For Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Please note that LifeGuard Freedom DB may be available upon conversion from the earlier version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

            o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                        If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                        If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                        If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

                        The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

                           Ages    GAWA Percentage
                         -------   ---------------
                         45 - 62         4%
                         63 - 74         5%
                         75 - 80         6%
                           81+           7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

                           Ages    GAWA Percentage
                         -------   ---------------
                         45 - 74         5%
                         75 - 80         6%
                           81+           7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.

      The GAWA is recalculated as follows:

            o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

            o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                        o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                        o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

                  o The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

                  o The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

                  o On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                  o With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

                  o With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

      If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

      For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

            o     Zero.
      --------------------------------------------------------------------------

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.
      --------------------------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE
NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 137 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                        o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                        o If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered

                              Life's attained age, as applicable.

                              If the surviving spouse it not a Covered Life, the
                               GWB adjustment is null and void.

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                        o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                        o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                        o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

            o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

            o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o     Conversion of this GMWB (if conversion is permitted);

            o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

            o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

            --------------------------------------------------------------------
            The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract
            --------------------------------------------------------------------

            --------------------------------------------------------------------
            before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o     All withdrawals count, including:
                                    systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

                  o If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

            The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

            The Bonus Period ends on the earlier of:

                  o The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                  o     The date the Contract Value is zero.

            The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

            The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

            If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;
            --------------------------------------------------------------------

            --------------------------------------------------------------------
                  o The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

                  o     The date Contract Value is zero.

            If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
            --------------------------------------------------------------------

Conversion. If this GMWB was added to your Contract before October 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA%, a lower age at which the "For Life Guarantee" becomes effective, and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB with Joint Option will be the same as that currently charged for this Joint For Life GMWB With Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), a lower age at which the "For Life Guarantee" becomes effective, and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit ("LifeGuard 5"). The examples in Appendix D supplement the description of this GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                  o     The Owner's life (the "For Life Guarantee");

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  o For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit
(GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:

            o     The GAWA before the withdrawal;

            o     The GWB after the withdrawal; Or

            o 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
      --------------------------------------------------------------------------


If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix D, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

                  o On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

                  o For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                  o     Upon the Owner's death, the For Life Guarantee is void.

                  o Only the GWB is payable while there is value to it (until depleted).

                  o The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                  o Contract Anniversaries will continue to be based on the Contract's Issue Date.

      o     Continue the Contract without this GMWB (GMWB is terminated).

      o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 54 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

 -------------------------------------------------------------------------------
            The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                        o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                        o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                                o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                        o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                        o With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                        o The tenth Contract Anniversary after the effective date of the endorsement;

                        o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                        o     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                        o The GWB is recalculated, increasing by 5% of the Bonus Base.
--------------------------------------------------------------------------------

            --------------------------------------------------------------------
                        o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.
            --------------------------------------------------------------------

Conversion. You may convert this 5% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% for Life GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB. Converting your 5% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

4% For Life Guaranteed Minimum Withdrawal Benefit ("LifeGuard 4"). The examples in Appendix D supplement the description of this GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                  o     The Owner's life (the "For Life Guarantee");

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life
                              (or the life of the first Annuitant to
                              die if there
                              is more than one Annuitant).

                              So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  o For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

                  Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or a Guaranteed Minimum Income Benefit
(GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 4% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 4% of the GWB.
      --------------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon Step-up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the GAWA -
      ---------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the GAWA -
      ----------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:

            o     The GAWA before the withdrawal;

            o     The GWB after the withdrawal; Or

            o 4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
      --------------------------------------------------------------------------


If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 174.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     4% of the premium net of any applicable premium taxes; Or

            o     4% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     4% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

      o On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

      o For Contracts to which this GMWB was added before January 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation

                                    Date, which is the date the spousal
                                    Beneficiary's election to continue the
                                    Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 174.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 53 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

                  --------------------------------------------------------------
                  The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                              o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                              o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                          o     All withdrawals count,
                                                including: systematic
                                                withdrawals; RMDs for certain
                                                tax-qualified Contracts;
                                                withdrawals of asset allocation
                                                and advisory fees; and free
                                                withdrawals under the Contract.

                                          o     A withdrawal in a Contract Year
                                                during the Bonus Period (defined
                                                below) precludes a bonus for
                                                that Contract Year.

                              o     With a premium payment, the Bonus Base
                                    increases by the amount of the premium net of any applicable premium taxes.

                              o With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

                  The Bonus Base can never be more than $5 million.

                  The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                              o The tenth Contract Anniversary after the effective date of the endorsement;

                              o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                              o     The date Contract Value is zero.

                  Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

                  The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

                  When the bonus is applied:

                              o The GWB is recalculated, increasing by 5% of the Bonus Base.
                  --------------------------------------------------------------

                  --------------------------------------------------------------

                              o The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

                  Applying the bonus to the GWB does not affect the Bonus Base.
                  --------------------------------------------------------------

Conversion. You may convert this 4% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 4% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 4% for Life GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 4% for Life GMWB. Converting your 4% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. You may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

Finally, the new GWB upon any conversion of your 4% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1 in Appendix D.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

                  o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

                  o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

                  o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

                  o the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.


You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 95th birthday under a non-qualified Contract (90th birthday, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or by such earlier date as required by the applicable qualified plan, law or regulation. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.


At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 (before September 22, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 (before September 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (before September 22, 2003 - $20).

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

                  o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

                  o the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

                  o     which income option you select; and

                  o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

Option 1 - Life Income. This income option provides monthly payments for your life.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached. This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.


This optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected before September 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

                  o     you elect it prior to your Contract's Issue Date;

                  o the Annuitant is not older than age 75 (78 if this option was elected before September 22, 2003) on the Issue Date; and

                  o you exercise it on or within 30 calendar days of your 10th (7th if this option was elected before September 22, 2003), or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

                  o the Income Date (if prior to the effective date of this GMIB);

                  o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

                  o     the date you make a total withdrawal from the Contract;

                  o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

                  o if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only type of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected before September 22, 2003) Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

                  o all premiums you have paid (net of any applicable premium taxes); plus

                  o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

                  o an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals)

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

For Contracts issued before May 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

For Contracts issued before May 3, 2004, the annual interest rate is 6%.

If this option was elected before September 22, 2003, compounding is unavailable.

All adjustments for Premiums and Contract Enhancements are made on the date of Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your
Contract was issued before May 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

For Contracts issued before May 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

                  o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

                  o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); plus

                  o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

                  o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

                  o     any taxes deducted after that Contract Anniversary.

All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

                  o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus

                  o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued before May 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

FutureGuard 6 Guaranteed Minimum Income Benefit.


PLEASE NOTE: EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. In addition, on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached. This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix E.


This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

                  o     you elect it prior to your Contract's Issue Date;

                  o     the Annuitant is not older than age 75 on the Issue
                        Date; and

                  o you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

                  o the Income Date (if prior to the effective date of this GMIB);

                  o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

                  o     the date you make a total withdrawal from the Contract;

                  o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

                  o if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

                  o     the Step-Up Value on the most recent Step-Up Date; plus

                  o any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; plus

                  o any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; minus

                  o an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined Step-Up Date). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant's 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

                  o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

                  o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

                  o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

                  o     any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

                        500% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); minus any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

                        Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

                        o A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

                        Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.

                                 DEATH BENEFIT


The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. As opposed to the LifeGuard Freedom DB optional death benefit, which may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB, the optional Highest Anniversary Value Death Benefit is only available upon application. In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion (if conversion is permitted).

The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.


The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

                  o your Contract Value on the date we receive all required documentation from your Beneficiary; or

                  o the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued before October 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

For Contracts issued before September 22, 2003, there is a third component. The death benefit could also be the greatest Anniversary Value before your 86th birthday. The "Anniversary Value" is your Contract Value on the first day of a Contract year, minus any withdrawals (and applicable charges) and plus any additional premiums since that day.

Optional Death Benefits. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

The Highest Anniversary Value Death Benefit is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.


Each optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary. For purposes of the optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals. For Contracts issued before October 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of the withdrawals and your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued before October 4, 2004, certain withdrawal adjustments are instead equal to the dollar amount of your withdrawals. Please see the calculations for the Highest Anniversary Value Death Benefit below for more information.


Following are the calculations for the optional death benefits:


      Highest Anniversary Value Death Benefit changes your basic death benefit during the accumulation phase of your Contract to the greatest of:


                        (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or


                        (b) total Net Premiums since your Contract was issued (for Contracts issued before October 4, 2004, premium withdrawal adjustments are equal to the dollar amount of your withdrawals); or


                        (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.


      Unlike the basic death benefit, for contracts issued on or after April 6, 2009, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

               (a) = the GMDB Benefit Base on the Income Date; and

               (b) = the Contract Value on the Income Date.

      If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

      Conversion. You may convert this Highest Anniversary Value Death Benefit to LifeGuard Freedom DB if (1) you previously elected both this Highest Anniversary Value Death Benefit and LifeGuard Freedom GMWB, and (2) LifeGuard Freedom GMWB was added to your Contract on or after March 31, 2008 but before October 6, 2009. (The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.) Conversion may reduce the dollar amount of your death benefit under the new benefit versus the old benefit because the recalculated death benefit under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before June 6, 2010. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

      We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new death benefit to which you convert will be higher than that currently charged for this Highest Anniversary Value Death Benefit. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

      Importantly, the new death benefit upon any conversion of your current benefit would be equal to the Contract Value at the time of the conversion. As a result, if the death benefit in your current benefit is higher than your Contract Value, your death benefit will decrease upon conversion. Furthermore, since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new death benefit under the new endorsement; therefore, in calculating the new death benefit, a recapture charge associated with any Contract Enhancement will reduce the new death benefit below the Contract Value at conversion.

      Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

      LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:


                        (a)   The  Contract's   Basic  Death  Benefit  (see  the
                              description above);
                              or
                        (b)   The GMWB Death Benefit


      The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from Highest Anniversary Value Death Benefit. (For information about conversion privileges under the Highest Anniversary Value Death Benefit, please see the description of that optional death benefit beginning on page 171.) In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB. (For information about conversion privileges under LifeGuard Freedom GMWB, please see "Conversion" beginning on page 137.)


      At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution
      (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or
      (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

      With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

      The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.


      For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 127.

      Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income

      Date is on the date the Owner attains age of 95 (which is the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

                        o Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

                        o Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

                              If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

                        o Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

                                    (a)     = the GMWB Death Benefit on the
                                              Income Date; and

                                    (b)     = the Contract Value on the
                                              Income Date.

                        o Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

                                    (a)     = the GMWB Death Benefit on the
                                              Income Date; and

                                    (b)     = the Contract Value on the
                                              Income Date.

                        o Life Annuity With at Least 120 or 240 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

                                    (a)     = the GMWB Death Benefit on the
                                              Income Date; and

                                    (b)     = the Contract Value on the
                                              Income Date.


Payout Options. The Contract's death benefit is payable pursuant to one of the following payout options:

                  o     single lump sum payment; or

                  o payment of entire death benefit within 5 years of the date of death; or

                  o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 174.


Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the "Guaranteed Minimum Income Benefits" beginning on page 164. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

                  o     paid on or after the date you reach age 59 1/2;

                  o     paid to your Beneficiary after you die;

                  o paid if you become totally disabled (as that term is defined in the Code);

                  o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

                  o     paid under an immediate annuity; or

                  o     which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

                  o     reaches age 59 1/2;

                  o     leaves his/her job;

                  o     dies;

                  o     becomes disabled (as that term is defined in the Code);
                        or

                  o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

                  o there was a written agreement providing for payments of the fees solely from the annuity Contract,

                  o     the Contract Owner had no liability for the fees and

                  o the fees were paid solely from the annuity Contract to the adviser.


Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson Life of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 92 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson Life of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                  (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

                  (b)   a required minimum distribution;

                  (c)   a hardship withdrawal; or

                  (d)   the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Special Dollar Cost Averaging Plus (DCA+). DCA+ is only available to Contracts issued on or after July 14, 2008. The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with a special interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. We may discontinue the availability of DCA+ at any time and without notice. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both. There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

                  o     the Contract Value in the Investment Divisions, plus

                  o any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, plus

                  o the full amount of premium you allocated to the Fixed Account (minus any withdrawals), minus

                  o any withdrawals from the Fixed Account and applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

                  o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

                  o Standardized average annual total return is calculated in accordance with SEC guidelines.

                  o Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

                  o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Legal Proceedings. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party.


Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

                  o Information we receive from you on applications or other forms;

                  o     Information about your transactions with us;

                  o     Information we receive from a consumer reporting agency;

                  o Information we obtain from others in the process of verifying information you provide us; and

                  o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .........................................      2

Services ................................................................      5

Purchase of Securities Being Offered.....................................      5

Underwriters ............................................................      6

Calculation of Performance...............................................      6

Additional Tax Information...............................................      8

Annuity Provisions ......................................................     18

Net Investment Factor ...................................................     18

Condensed Financial Information .........................................     19

                                   APPENDIX A


               TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "Jackson(SM)" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "The Dow(SM)" and "the Dow 10(SM)" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management Dow(SM) 10 Fund;
JNL/Mellon Capital Management Dow(SM) Dividend Fund;
JNL/Mellon Capital Management JNL 5 Fund;
JNL/Mellon Capital Management VIP Fund;
JNL/Mellon Capital Management JNL Optimized 5 Fund;
JNL/Mellon Capital Management Communications Sector Fund;
JNL/Mellon Capital Management Consumer Brands Sector Fund;
JNL/Mellon Capital Management Financial Sector Fund;
JNL/Mellon Capital Management Healthcare Sector Fund;
JNL/Mellon Capital Management Oil & Gas Sector Fund; and
JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector
      Fund,  the  JNL/Mellon  Capital  Management  Healthcare  Sector Fund,  the
      JNL/Mellon  Capital  Management  Oil & Gas Sector Fund, and the JNL/Mellon
      Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

      o The results to be obtained by the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands
            Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the
            JNL/Mellon  Capital  Management   Communications  Sector  Fund,  the
            JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

      o     The accuracy or completeness of the DJIA and its data;

      o The merchantability and the fitness for a particular purpose or use of the DJIA and its data;

      o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;

      o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company(R) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other third parties.
--------------------------------------------------------------------------------

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 Index(SM)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 Index(SM)" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 Index(SM)" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

      o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Recommend  that  any  person  invest  in  the   JNL/Mellon   Capital
            Management NYSE(R) International 25 Fund or any other securities.

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Have  any  responsibility  or  liability  for  the   administration,
            management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Consider  the needs of the  JNL/Mellon  Capital  Management  NYSE(R)
            International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 Index(SM);

o     The accuracy or completeness of the Index and its data;

o The merchantability and the fitness for a particular purpose or use of the Index and its data;

o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;

o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.
--------------------------------------------------------------------------------

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc.

("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   APPENDIX B

                     CONTRACT ENHANCEMENT RECAPTURE CHARGES

--------------------------------------------------------------------------------
Example 1 using the Base Withdrawal Charge Schedule
--------------------------------------------------------------------------------
100,000.00 : Premium
     4.00% : Withdrawal Charge Year 4
     3.00% : Contract Enhancement
     2.00% : Recapture Charge Year 4
     5.00% : Net Return

At end of Year 4

125,197.14 : Contract Value at end of year 4
100,000.00 : Net Withdrawal requested

 25,197.14 : Earnings
 79,577.51 : Premium withdrawn (grossed up to account for Withdrawal Charge
----------   and Recapture Charge)
104,744.65 : Total Gross Withdrawal

104,774.65 : Total Gross Withdrawal
 -3,183.10 : Withdrawal Charge
 -1,591.55 : Recapture Charge
----------
100,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example 2 using the Base Withdrawal Charge Schedule
--------------------------------------------------------------------------------
   10/1/05
100,000.00 : Premium
     5.00% : Withdrawal Charge Contribution Year 3
     2.00% : Recapture Charge Contribution Year 3
   12/1/05
100,000.00 : Premium
     6.00% : Withdrawal Charge Contribution Year 2
     3.00% : Recapture Charge Contribution Year 2

     3.00% : Contract Enhancement
     0.00% : Net Return

   11/1/07
206,000.00 : Contract Value
150,000.00 : Net Withdrawal Requested

  6,000.00 : Earnings
 14,000.00 : 10% Additional Free Withdrawal Amount
100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
 40,659.34 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge
----------   and Recapture Charge)
160,659.34 : Total Gross Withdrawal

160,659.34 : Total Gross Withdrawal
 -5,000.00 : Withdrawal Charge from Premium 1
 -2,000.00 : Recapture Charge from Premium 1
 -2,439.56 : Withdrawal Charge from Premium 2
 -1,219.78 : Recapture Charge from Premium 2
----------
150,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.   Capital Analysts, Inc.             Essex National Securities         Harvest Capital
1st Global Capital Corp.       Capital City Securities            Feltl & Company                   Hazard & Siegel, Inc.
Abbott Bennett Group LLC       Capital Financial Group            Ferris Baker Watts, Inc.          HBW Securities
A.G. Edwards & Sons, Inc.      CCF Investments, Inc.              FFP Securities, Inc.              Heim, Young & Associates, Inc.
Acorn Financial                CCO Investment Services Corp.      Fifth Third Securities            Hornor Townsend & Kent, Inc.
Advantage Capital Corp.        Centennial Securities Company      Financial Network Investment      Huckin Financial Group, Inc.
Advisors Marketing, Inc.       Centaurus Financial, Inc.          First Allied Securities, Inc.     Huntington Investment Company
AIG Financial Advisors         Century Securities                 First Brokerage America           IMS Securities
Allegiant Securities           CFD Investments, Inc.              First Heartland Capital, Inc.     Independent Financial Group
American General Securities    Chevy Chase Securities             First Independent Financial       Infinex Investments
American Investors Company     Choice Investments, Inc.           First Merit Insurance Agency      ING Financial
American Portfolios Financial  Colonial Brokerage                 FNB Brokerage Services            Institutional Securities Corp.
Ameriprise Advisor Services    Colonial Financial Services        Fortune Financial Services        InterCarolina Financial Services
Ameritas Investment Corp.      Colonial Investments Services      Founders Financial Securities     Intersecurities, Inc.
Apple Tree Investments         Commonwealth Financial Network     Fox & Company Investments, Inc.   Intervest International
Askar Corp.                    Community Bankers Securities       FSC Securities Corp.              Invest Financial Corp.
Associated Securities Corp.    Comprehensive Asset Management,    FTC Methods Inc.                  Investacorp, Inc.
                                  Inc.
AXA Advisors, LLC              Coordinated Capital Securities     G.A. Repple and Company           Investment Center, Inc.
BancWest Investment Services   Countrywide Investment Services    G.W. Sherwold Associates, Inc.    Investment Centers of America,
                                                                                                       Inc.
BB&T Investment Services Inc.  Crowell, Weedon & Company          GBA Financial Group, LLC          Investment Professionals, Inc.
BCG Securities                 Crown Capital Securities L.P.      Geneos Wealth Management, Inc.    Investors Capital Corp.
Bentley Lawrence Securities    CUE Financial Group, Inc.          GF Investment Services            J P Turner & Company, LLC
Berthel Fisher & Company       CUNA Brokerage Services, Inc.      GLP Investment Services           J.J.B. Hilliard, W.L. Lyons, LLC
   Financial Services
BFT Financial                  CUSO Financial Services            Great American Advisors, Inc.     J.W. Cole Financial, Inc.
BOSC, Inc.                     Cutter and Company                 Great Nation Investment Corp.     Janney Montgomery Scott, LLC
Brecek & Young Advisors, Inc.  D.A. Davidson & Company            Great Southern Investments        Jefferson Pilot Securities Corp.
Brewer Financial Services      Dunwoody Brokerage Services, Inc.  Gunn Allen Financial, Inc.        John James Investments, Inc.
Broad Street Securities        E Planning Securities, Inc.        GWN Securities, Inc.              Kalos Capital, Inc.
Broker Dealer Financial        Economy Securities, Inc.           H D Vest Investment Securities    KCD Financial
Brookstone Securities          EDI Financial, Inc.                H&R Block Financial Advisors      Key Investments
Bueter & Company, Inc.         Ensemble Financial Services        H. Beck, Inc.                     KMS Financial
Cadaret, Grant & Company       Equable Securities Corp.           Hantz Financial Services, Inc.    Koehler Financial, LLC
Calton & Associates, Inc.      Equitas America                    Harbour Investment, Inc.          Kovack Securities, Inc.
Cambridge Investment Research  Equity Services, Inc.              Harger & Company                  Labrunerie Financial, Inc.
Cantella & Company             ESI Financial                      Harold Dance Investments          Landolt Securities, Inc.


--------------------------------------------------------------------------------


Lasalle St Securities LLC      O.N. Equity Sales Company          Royal Alliance Associates, Inc.   Triune Capital Advisors
Legend Equities Corp.          OneAmerica Securities              Sammons Securities Company, Inc.  Trustmont Financial Group
Leigh Baldwin & Company, LLC   Oppenheimer & Company              Schlitt Investor Services, Inc.   UBS Financial Services, Inc.
Lesko Securities, Inc.         P.T. Bloyd & Associates            Scott & Stringfellow, Inc.        UnionBanc Investment Services
                                                                                                       LLC
Liberty Partners Financial     Pacific West                       Securian Financial Services       United Equity Securities
Life Investors Financial       Packerland Brokerage Services      Securities America, Inc.          United Planners Financial
Lincoln Financial Securities   Park Avenue Securities             Securities Service Network        USA Advanced Planners, Inc.
   Corp.
LPL Financial Corporation      Paulson Investment Company         Sicor Securities, Inc.            USA Financial Securities Corp.
Madison Ave Securities         Peak Securities                    Sigma Financial Corp.             UVEST Corp.
Main Street Securities         Pension Planners Securities        Signator Investors, Inc.          Valmark Securities, Inc.
Medallion Investment           Peoples Securities                 SII Investments, Inc.             Vanderbilt Securities LLC
   Services Inc.
Merrimac Corporate             Planmember Securities              Sorrento Pacific                  VSR Financial Services, Inc.
   Securities Inc.
Metlife Securities             Prime Capital Services Inc.        South West Securities Financial   Wachovia Securities LLC
                                                                     Services, Inc.
Michigan Securities Inc.       Prime Financial Services           Spectrum Capital                  Wall Street Financial Group
Mid Atlantic Securities Inc.   Primevest                          Spire Securities LLC              Walnut Street Securities
Milkie/Ferguson Investments    Pro Equities, Inc.                 Stanford Group Company            WaMu Investments, Inc.
MML Investors Services Inc.    Professional Asset Management      Sterne Agee Financial Services    Waterstone Financial Group
Money Concepts Capital Corp.   Prospera Financial Services, Inc.  Stifel Nicolaus & Company         Webster Investments
Moors & Cabot Inc.             Purshe Kaplan Sterling             Strategic Financial Alliance      Wedbush Morgan Securities
Morgan Keegan & Company        Qa3 Financial Corp.                Summit Alliance Securities LLC    Western Equity Group
Morgan Peabody, Inc.           Questar Capital Corp.              Summit Brokerage Services, Inc.   Western International
                                                                                                       Securities, Inc.
Multi-Financial Securities     R.L. Harger & Associates Inc.      Summit Equities Inc.              Wilmington Brokerage Services
   Corp.
Mutual Service Corp.           Raymond James & Associates, Inc.   Sunset Financial Services, Inc.   Woodbury Financial Services,
                                                                                                       Inc.
National Planning Corporation  RBC Capital Markets Corp.          Syndicated Capital Inc.           Workman Securities Corp.
National Securities Corp.      RC Dunwoody & Associates Inc.      Synergy Investment Group          World Equity Group, Inc.
New England Securities         Regal Securities Inc.              TFS Securities Inc.               World Financial Group
Newbridge Securities Corp.     Resource Horizons Group            The Leaders Group                 World Group Securities, Inc.
Next Financial Group, Inc.     Riderwood Group                    Thomas McDonald Partners          WRP Investments, Inc.
NFP Securities, Inc.           River Stone Wealth Management      Thrivent Investment Management    Wunderlich Securities
North Atlantic Securities LLC  RNR Securities LLC                 Tower Square Securities, Inc.
North Ridge Securities Corp.   Robert W Baird & Company, Inc.     Transamerica Financial Advisors,
                                                                     Inc.
NYLife Securities LLC          Roche Securities Sales             Triad Advisors, Inc.


--------------------------------------------------------------------------------

                                   APPENDIX D

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

      o     Example 1a: If the GMWB is elected at issue:

            o Your initial GWB is $100,000, which is your initial Premium payment.

            o Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      o Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

            o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

            o Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

                  - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

            o If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option. Your GAWA% is set based upon your attained age at the time. Your initial GAWA is determined based on this GAWA% and the GWB at the time.

      o If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
            0.05 = $5,000).

      o If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

      o Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            o Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      o Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

                  - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

                  - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

                  - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

            o If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

Example 4: Upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

      o Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

            o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

            o If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

      o Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                        $91,200].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) /
                        ($130,000 - $5,000)) = $4,800]. If you continued to take
                        annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of
                        1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a

                        For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
                        $90,250].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 -
                        $5,000)/($105,000 - $5,000)) = $4,750]. If you continued
                        to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the

                        Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000))
                        = $85,500].

                  - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

      o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000
                        - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

            o If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
                  2) 5% of your new GWB ($200,000*0.05 = $10,000).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

                  - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                        o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

                        o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                        o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

      o Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

                  - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

      o     Notes:

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

            o If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

            o If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

            o If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000
                  - $5,000 = $195,000) and your GAWA will remain at $10,000
                  since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining
                  GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                        - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

            o If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                        - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

      o     Notes:

            o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

                  - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

                  - If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

                  - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

            o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

                  - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

            o If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

            o If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

      o Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

            o Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05
                  = $5,350).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o Your bonus base is not recalculated upon the application of the bonus to your GWB.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

            o If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

            o If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

      o Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      o Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

            o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      o Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            o Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life's 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

      o If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

            o If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

            o Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

      o     Notes:

            o If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest

                  Covered Life's 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age
                  59 1/2.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

            o If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

      o Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

            o Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

      o Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

            o Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

      o     Notes:

            o The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

            o Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

            o No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

            o If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

            o If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

                                   APPENDIX E

                     FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES


The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date. If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply. Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached. This subsequent premium limitation does not apply to contracts issued on or after October 4, 2004.


Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):

      -     The Step-Up Date is equal to the Issue Date.

      - The Step-Up Value is equal to $100,000, which is your initial premium payment.

      -     Your Roll-Up Component is equal to $100,000, which is the Step-Up
            Value.

      - Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.

      - Neither Component is permitted to exceed $500,000, which is 500% of your initial premium payment. (These examples will refer to this limit as the "benefit cap".)

      - Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

      - The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:

      -     The Step-Up Date does not change.

      -     The Step-Up Value does not change.

      - Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.

      - Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.

      - Your benefit cap is equal to $750,000, which is the benefit cap prior to the premium payment plus 500% of the premium payment.

      - Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

      - The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, benefit cap and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

      -     The Step-Up Date does not change.

      -     The Step-Up Value does not change.

      - Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

      - The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

            - Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

            - Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 - [$30,000 - $7,500]/[$120,000 - $7,500] =
                  0.8).

            - Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.

      - Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 - $30,000/$120,000 = 0.75).

      - Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.

      - Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

      - The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant's 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the Step-Up Date, Step-Up Value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined. In addition, on each Contract Anniversary prior to the Annuitant's 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

      -     The Step-Up Date is equal to the date of the current Contract
            Anniversary.

      - The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.

      -     Your Roll-Up Component is equal to $120,000, which is the Step-Up
            Value.

      - Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

      - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

      - Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

      -     You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:

      -     The Step-Up Date is equal to the date of the current Contract
            Anniversary.

      - The Step-Up Value is equal to $510,000, which is the Contract Value on the Step-Up Date.

      - Your Roll-Up Component is equal to $500,000, which is the lesser of the Step-Up Value and the benefit cap.

      - Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.

      - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

      - Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.

      -     You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

      - The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

      -     The Step-Up Value does not change because step up did not occur.

      - Your Roll-Up Component does not change because step up did not occur.

      - Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

      - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

      - The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

      - The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum
Distributions:

      -     Your GMIB Benefit Base is eligible for automatic annuitization.

      - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

      - Unless you choose another payment frequency, you will receive monthly income payments.

      -     The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

      -     Your GMIB Benefit Base is eligible for automatic annuitization.

      - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

      - Unless you choose another payment frequency, you will receive monthly income payments.

      -     The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

      - The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

                                   APPENDIX F

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

--------------------------------------------------------------------------------------------------------------------
CURRENTLY OFFERED FUNDS                              PREVIOUSLY OFFERED FUNDS
--------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
--------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund   JNL/Lazard Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------

Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10% (Contracts issued between September 22, 2003 and May 2, 2004)

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/AIM Global Real Estate
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A         N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A         N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A         N/A           N/A

JNL/AIM International Growth
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A         N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A         N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A         N/A           N/A

JNL/AIM Large Cap Growth
Division(596)

   Accumulation unit value:
      Beginning of period              $14.63        $12.78        $11.98        $11.29        $10.81         N/A           N/A
      End of period                    $ 9.02        $14.63        $12.78        $11.98        $11.29         N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         2,251         3,701         3,701         N/A           N/A

JNL/AIM Small Cap Growth Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A         N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A         N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A         N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Capital Guardian Global
Balanced Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Capital Guardian Global
Diversified Research Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Capital Guardian International
Small Cap Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Capital Guardian U.S. Growth
Equity Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Credit Suisse Global Natural
Resources Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Eagle Core Equity
Division(596)

   Accumulation unit value:
      Beginning of period              $19.92        $20.02        $18.02        $17.62        $16.52          N/A           N/A
      End of period                    $12.01        $19.92        $20.02        $18.02        $17.62          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         4,049         6,658         6,658          N/A           N/A

JNL/Eagle SmallCap Equity
Division(596)

   Accumulation unit value:
      Beginning of period              $26.79        $24.17        $20.35        $20.07        $17.71          N/A           N/A
      End of period                    $16.35        $26.79        $24.17        $20.35        $20.07          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --           687         1,129         1,129          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Franklin Templeton Founding
Strategy Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Franklin Templeton Global
Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Franklin Templeton Income
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Franklin Templeton Mutual
Shares Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Franklin Templeton Small Cap
Value Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Goldman Sachs Core Plus Bond
Division(596)

   Accumulation unit value:
      Beginning of period              $21.33        $20.15        $19.46        $19.18        $17.86          N/A           N/A
      End of period                    $20.00        $21.33        $20.15        $19.46        $19.18          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         3,406         5,600         5,600          N/A           N/A

JNL/Goldman Sachs Emerging Markets
Debt Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Goldman Sachs Short Duration
Bond Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/JPMorgan International Value
Division(596)

   Accumulation unit value:
      Beginning of period              $18.11        $16.35        $12.53        $10.68        $ 9.12          N/A           N/A
      End of period                    $ 9.94        $18.11        $16.35        $12.53        $10.68          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         4,003         6,582         6,582          N/A           N/A

JNL/JPMorgan MidCap Growth
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Lazard Emerging Markets
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Lazard Mid Cap Equity
Division(596)

   Accumulation unit value:
      Beginning of period              $20.67        $21.46        $18.94        $17.60        $15.48          N/A           N/A
      End of period                    $12.48        $20.67        $21.46        $18.94        $17.60          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --           786         1,292         1,292          N/A           N/A

JNL/Lazard Small Cap Equity
Division(596)

   Accumulation unit value:
      Beginning of period              $16.46        $17.86        $15.46        $14.94        $13.38          N/A           N/A
      End of period                    $10.00        $16.46        $17.86        $15.46        $14.94          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         1,364         2,243         2,243          N/A           N/A

JNL/M&G Global Basics Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/M&G Global Leaders Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A          N/A            N/A          N/A           N/A
      End of period                       N/A           N/A           N/A          N/A            N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A          N/A            N/A          N/A           N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A          N/A            N/A          N/A           N/A
      End of period                       N/A           N/A           N/A          N/A            N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A          N/A            N/A          N/A           N/A

JNL/MCM 25 Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A          N/A            N/A          N/A           N/A
      End of period                       N/A           N/A           N/A          N/A            N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A          N/A            N/A          N/A           N/A

JNL/MCM Bond Index Division(596)

   Accumulation unit value:
      Beginning of period              $12.19        $11.58        $11.30        $11.21        $10.75          N/A           N/A
      End of period                    $12.50        $12.19        $11.58        $11.30        $11.21          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         1,131         1,860         1,860          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM Communications Sector
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/MCM Consumer Brands Sector
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/MCM Dow Dividend Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division(596)

   Accumulation unit value:
      Beginning of period              $10.35        $10.09        $ 8.73        $ 8.47        $ 7.86          N/A           N/A
      End of period                    $ 6.37        $10.35        $10.09        $ 8.73        $ 8.47          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         3,870         6,363         6,363          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM European 30 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Financial Sector Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Healthcare Sector Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM International Index
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM JNL 5 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Nasdaq 25 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM NYSE International 25
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Pacific Rim 30 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM S&P 400 MidCap Index
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/MCM S&P 500 Index
Division(596)

   Accumulation unit value:
      Beginning of period              $12.93        $12.46        $10.95        $10.61        $ 9.90          N/A           N/A
      End of period                    $ 7.97        $12.93        $12.46        $10.95        $10.61          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         1,228         2,020         2,020          N/A           N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/MCM Select Small-Cap Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM Small Cap Index Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Technology Sector
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Value Line 30 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM VIP Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth
Division(596)

   Accumulation unit value:
      Beginning of period              $15.69        $14.92        $12.90        $11.46        $ 9.93          N/A           N/A
      End of period                    $ 9.18        $15.69        $14.92        $12.90        $11.46          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         2,449         4,026         4,026          N/A           N/A

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/PAM China-India Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/PIMCO Total Return Bond
Division(596)

   Accumulation unit value:
      Beginning of period              $15.81        $14.77        $14.43        $14.26        $13.62          N/A           N/A
      End of period                    $15.70        $15.81        $14.77        $14.43        $14.26          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         4,466         7,344         7,344          N/A           N/A

JNL/PPM America Core Equity
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/PPM America High Yield Bond
Division(674)

   Accumulation unit value:
      Beginning of period              $14.36        $14.68        $13.43        $13.35        $12.97          N/A           N/A
      End of period                    $ 9.83        $14.36        $14.68        $13.43        $13.35          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         1,474         2,423         2,423          N/A           N/A

JNL/PPM America Mid Cap Value
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/PPM America Small Cap Value
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/PPM America Value Equity
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Red Rocks Listed Private
Equity Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Competitive Advantage
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Moderate
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Moderate
Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Dividend Income & Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Aggressive
Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Conservative
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Managed Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Moderate Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Moderate Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Retirement 2020 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement 2025 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement Income
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Select Balanced Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A           N/A           N/A          N/A           N/A
      End of period                       N/A           N/A           N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A           N/A           N/A          N/A           N/A

JNL/Select Value Division(596)

   Accumulation unit value:
      Beginning of period              $22.59        $21.18        $17.71        $16.56        $15.04          N/A           N/A
      End of period                    $14.89        $22.59        $21.18        $17.71        $16.56          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         2,022         3,325         3,325          N/A           N/A

JNL/T.Rowe Price Established
Growth Division(596)

   Accumulation unit value:
      Beginning of period              $34.11        $31.32        $27.85        $26.54        $24.67          N/A           N/A
      End of period                    $19.28        $34.11        $31.32        $27.85        $26.54          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         2,959         4,865         4,865          N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/T.Rowe Price Mid-Cap Growth
Division(596)

   Accumulation unit value:
      Beginning of period              $47.62        $41.08        $38.89        $34.46        $30.78          N/A           N/A
      End of period                    $27.95        $47.62        $41.08        $38.89        $34.46          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --           988         1,625         1,625          N/A           N/A

JNL/T.Rowe Price Value
Division(596)

   Accumulation unit value:
      Beginning of period              $16.66        $16.71        $14.07        $13.41        $12.05          N/A           N/A
      End of period                    $ 9.81        $16.66        $16.71        $14.07        $13.41          N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            --         5,047         8,298         8,298          N/A           N/A

Accumulation Unit Values
Contract with Endorsements - 3.36%

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/AIM Global Real Estate
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/AIM International Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/AIM Large Cap Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/AIM Small Cap Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Capital Guardian Global
Balanced Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Capital Guardian Global
Diversified Research Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Capital Guardian International
Small Cap Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Capital Guardian U.S. Growth
Equity Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Credit Suisse Global Natural
Resources Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Eagle Core Equity Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Eagle SmallCap Equity Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Franklin Templeton Founding
Strategy Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Franklin Templeton Global
Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Franklin Templeton Income
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Franklin Templeton Mutual
Shares Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Franklin Templeton Small Cap
Value Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Goldman Sachs Core Plus Bond
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Goldman Sachs Emerging Markets
Debt Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Goldman Sachs Short Duration
Bond Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/JPMorgan International Value
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/JPMorgan MidCap Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/JPMorgan U.S. Government &
Quality Bond Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Lazard Emerging Markets
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Lazard Mid Cap Equity
Division(967)

   Accumulation unit value:
      Beginning of period              $16.55        $17.58        $15.87        $15.91         N/A            N/A          N/A
      End of period                    $ 9.77        $16.55        $17.58        $15.87         N/A            N/A          N/A
   Accumulation units outstanding
   at the end of period                 5,158         4,978         5,373         5,563         N/A            N/A          N/A

JNL/Lazard Small Cap Equity
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/M&G Global Basics Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/M&G Global Leaders Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM 25 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Bond Index Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM Communications Sector
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Consumer Brands Sector
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Dow Dividend Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Enhanced S&P 500 Stock
Index Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM European 30 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Financial Sector Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Healthcare Sector Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM International Index
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM JNL 5 Division

   Accumulation unit value:
      Beginning of period              $13.09        $13.79          N/A           N/A           N/A           N/A           N/A
      End of period                    $ 7.27        $13.09          N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                 9,133         8,391          N/A           N/A           N/A           N/A           N/A

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A            N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A            N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A            N/A           N/A           N/A           N/A

JNL/MCM Nasdaq 25 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A            N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A            N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A            N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM NYSE International 25
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM Pacific Rim 30 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM S&P 400 MidCap Index
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A          N/A           N/A           N/A           N/A           N/A
      End of period                       N/A           N/A          N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A          N/A           N/A           N/A           N/A           N/A

JNL/MCM S&P 500 Index Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A          N/A           N/A           N/A           N/A           N/A
      End of period                       N/A           N/A          N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A          N/A           N/A           N/A           N/A           N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A          N/A           N/A           N/A           N/A           N/A
      End of period                       N/A           N/A          N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A          N/A           N/A           N/A           N/A           N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period              $16.01        $18.20          N/A           N/A           N/A           N/A           N/A
      End of period                    $ 9.28        $16.01          N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                 5,469         5,147          N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/MCM Small Cap Index Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A          N/A           N/A           N/A           N/A          N/A
      End of period                       N/A           N/A          N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A          N/A           N/A           N/A           N/A          N/A

JNL/MCM Technology Sector Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A          N/A           N/A           N/A           N/A          N/A
      End of period                       N/A           N/A          N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A          N/A           N/A           N/A           N/A          N/A

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period              $16.82        $16.94          N/A           N/A           N/A           N/A          N/A
      End of period                    $ 8.55        $16.82          N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                 7,685         6,530          N/A           N/A           N/A           N/A          N/A

JNL/MCM VIP Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A          N/A           N/A           N/A           N/A          N/A
      End of period                       N/A           N/A          N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A          N/A           N/A           N/A           N/A          N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A          N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A          N/A

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A          N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A          N/A

JNL/PAM China-India Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A          N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A          N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A          N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A          N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A          N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/PIMCO Total Return Bond
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/PPM America Core Equity
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/PPM America High Yield Bond
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/PPM America Mid Cap Value
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/PPM America Small Cap Value
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/PPM America Value Equity
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Red Rocks Listed Private
Equity Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Competitive Advantage
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Moderate
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Moderate
Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Dividend Income & Growth
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A            N/A         N/A           N/A           N/A
      End of period                       N/A           N/A           N/A            N/A         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A            N/A         N/A           N/A           N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A            N/A         N/A           N/A           N/A
      End of period                       N/A           N/A           N/A            N/A         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A            N/A         N/A           N/A           N/A

JNL/S&P Managed Aggressive Growth
Division(967)

   Accumulation unit value:
      Beginning of period              $13.75        $13.02        $11.65        $ 11.71         N/A           N/A           N/A
      End of period                    $ 8.09        $13.75        $13.02        $ 11.65         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                 8,213         7,992         9,680         10,079         N/A           N/A           N/A

JNL/S&P Managed Conservative
Division

   Accumulation unit value:
      Beginning of period                 N/A           N/A           N/A            N/A         N/A           N/A           N/A
      End of period                       N/A           N/A           N/A            N/A         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A           N/A           N/A            N/A         N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Managed Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Moderate Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Moderate Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/S&P Retirement 2020 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement 2025 Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement Income
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/Select Balanced Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/Select Value Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/T.Rowe Price Established
Growth Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

                                    December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
Investment Divisions                    2008          2007          2006          2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------  ------------  ------------  ------------
JNL/T.Rowe Price Mid-Cap Growth
Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

JNL/T.Rowe Price Value Division

   Accumulation unit value:
      Beginning of period                N/A           N/A           N/A           N/A           N/A           N/A           N/A
      End of period                      N/A           N/A           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  N/A           N/A           N/A           N/A           N/A           N/A           N/A

-------------------------------------------------------------------------------------------------
Questions:  If you have any questions about your Contract, you may contact us at:

Jackson of NY Service Center:                 1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

      Mail Address:                           P.O. Box 30902, Lansing, Michigan 48909-8402

      Delivery Address:                       1 Corporate Way, Lansing, Michigan 48951

Jackson of NY IMG Service Center:             1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

      Mail Address:                           P.O. Box 33178, Detroit, MI 48232-5178

      Delivery Address:                       c/o Standard Federal Bank, Drawer 5178,
                                              12425 Merriman Road, Livonia, MI 48150

Home Office:                                  2900 Westchester Avenue, Purchase, New York 10577
-------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 6, 2009



                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.






                               TABLE OF CONTENTS
                                                                          PAGE
General Information and History                                            2
Services                                                                   5
Purchase of Securities Being Offered                                       6
Underwriters                                                               6
Calculation of Performance                                                 6
Additional Tax Information                                                 8
Annuity Provisions                                                        18
Net Investment Factor                                                     18
Condensed Financial Information                                           19

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R) (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.



TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/MelloN Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York StocK Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted bY NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or anY other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of thE JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.


SERVICES

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG, LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $22,447,022 in 2006, $25,670,719 in 2007 and $18,473,278 in 2008. JNLD did not
retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON OF NY'S TAX STATUS

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 92 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans -- Section 457

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs  employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

----------------------------------------------------------- ------------------------------------------------------------------
CURRENTLY OFFERED FUNDS                                     PREVIOUSLY OFFERED FUNDS
----------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------- ------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund            JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
----------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------- ------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund          JNL/Lazard Small Cap Equity Fund
----------------------------------------------------------- ------------------------------------------------------------------

Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund; JNL Institutional Alt 35 Fund; JNL Institutional Alt 50 Fund; and JNL Institutional Alt 65 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.20%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.90           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,364           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $28.68           N/A             N/A             N/A            N/A
    End of period                          $18.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,963            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.31           N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,309           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $6.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,391           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.22            N/A             N/A             N/A            N/A
    End of period                          $6.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,863            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $15.92           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,150           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $17.23          $16.95           N/A             N/A            N/A
    End of period                          $18.14          $17.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,514            888             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(980)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.52          $11.25         $11.27           N/A
    End of period                          $12.41          $12.12          $11.52         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     23,398          2,000            951            1,013           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $6.02            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,753            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(980)

  Accumulation unit value:
    Beginning of period                    $20.73          $19.01          $15.32         $15.26           N/A
    End of period                          $11.69          $20.73          $19.01         $15.32           N/A
  Accumulation units outstanding
  at the end of period                     11,053          4,159            803             855            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(988)

  Accumulation unit value:
    Beginning of period                    $14.04          $14.01          $12.30           N/A            N/A
    End of period                          $7.97           $14.04          $14.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                    160,924         246,498         254,919           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(988)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $6.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    152,818           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $7.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,569            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $38.03          $36.73           N/A             N/A            N/A
    End of period                          $23.35          $38.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      134             180             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(980)

  Accumulation unit value:
    Beginning of period                    $16.47          $15.52          $14.32         $14.34           N/A
    End of period                          $10.16          $16.47          $15.52         $14.32           N/A
  Accumulation units outstanding
  at the end of period                     1,285           1,537            818             871            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(980)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.40          $10.91         $10.98           N/A
    End of period                          $7.92           $12.85          $12.40         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     1,627           1,947           1,032           1,098           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(980)

  Accumulation unit value:
    Beginning of period                    $15.33          $15.85          $13.66         $13.71           N/A
    End of period                          $9.86           $15.33          $15.85         $13.66           N/A
  Accumulation units outstanding
  at the end of period                      891             998             850             906            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1459)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.97           N/A             N/A            N/A
    End of period                          $9.37           $18.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,344          4,356            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $15.65          $15.15           N/A             N/A            N/A
    End of period                          $15.53          $15.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,769            986             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $13.53          $13.49           N/A             N/A            N/A
    End of period                          $13.66          $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,963          88,084           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.25%
(CONTRACTS ISSUED BETWEEN SEPTEMBER 22, 2003 AND MAY 2, 2004)

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1209)

  Accumulation unit value:
    Beginning of period                    $13.12          $15.63          $15.88           N/A            N/A
    End of period                          $8.33           $13.12          $15.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      228             229            10,731           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.10          $14.95         $13.68          $11.90
    End of period                          $11.45          $19.62          $18.10         $14.95          $13.68
  Accumulation units outstanding
  at the end of period                     1,508           1,564           1,797           1,911          1,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A
    End of period                          $11.90           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.68          $11.90         $11.24          $10.35
    End of period                          $8.92           $14.49          $12.68         $11.90          $11.24
  Accumulation units outstanding
  at the end of period                     4,810           5,457           6,500           6,561          6,276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                    $10.02           N/A
    End of period                          $10.35           N/A
  Accumulation units outstanding
  at the end of period                      562             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                    $15.96          $14.51          $12.83         $11.99          $11.36
    End of period                          $9.50           $15.96          $14.51         $12.83          $11.99
  Accumulation units outstanding
  at the end of period                     6,528           10,699          14,670         15,524          14,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                    $11.11           N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     4,724            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(432)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.21          $11.16         $10.27          $9.50
    End of period                          $9.22           $13.02          $12.21         $11.16          $10.27
  Accumulation units outstanding
  at the end of period                     6,233           6,890           11,674         12,335          11,722

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(432)

  Accumulation unit value:
    Beginning of period                    $9.17            N/A
    End of period                          $9.50            N/A
  Accumulation units outstanding
  at the end of period                     1,097            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $31.60          $32.73           N/A             N/A            N/A
    End of period                          $17.95          $31.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              146             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(504)

  Accumulation unit value:
    Beginning of period                    $30.66          $28.29          $27.39         $26.49          $24.48
    End of period                          $17.90          $30.66          $28.29         $27.39          $26.49
  Accumulation units outstanding
  at the end of period                      624             821            1,888           1,044          1,072

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.73          $13.52           N/A             N/A            N/A
    End of period                          $6.61           $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,123           2,778            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $6.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      397             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(438)

  Accumulation unit value:
    Beginning of period                    $19.58          $19.71          $17.77         $17.40          $16.57
    End of period                          $11.79          $19.58          $19.71         $17.77          $17.40
  Accumulation units outstanding
  at the end of period                     2,516           2,793           2,713           2,770          2,772

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(438)

  Accumulation unit value:
    Beginning of period                    $15.32           N/A
    End of period                          $16.57           N/A
  Accumulation units outstanding
  at the end of period                     2,322            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $26.34          $23.80          $20.07         $19.82          $16.89
    End of period                          $16.06          $26.34          $23.80         $20.07          $19.82
  Accumulation units outstanding
  at the end of period                     1,887           8,229           6,511           7,384          7,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $16.00           N/A
    End of period                          $16.89           N/A
  Accumulation units outstanding
  at the end of period                      614             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97           $10.49           N/A             N/A            N/A
    End of period                          $6.29           $9.97            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,569          12,589           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.78           N/A             N/A            N/A
    End of period                          $5.83           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,541          26,158           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.89          $10.79           N/A            N/A
    End of period                          $7.60           $10.95          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,651          25,051          4,798            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.11           N/A             N/A            N/A
    End of period                          $6.07           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,462          26,310           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(438)

  Accumulation unit value:
    Beginning of period                    $20.93          $19.80          $19.16         $18.90          $17.90
    End of period                          $19.60          $20.93          $19.80         $19.16          $18.90
  Accumulation units outstanding
  at the end of period                     4,800           4,154           4,270           4,298          4,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(438)

  Accumulation unit value:
    Beginning of period                    $17.53           N/A
    End of period                          $17.90           N/A
  Accumulation units outstanding
  at the end of period                      821             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,593            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(456)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.14          $12.38         $10.57          $8.74
    End of period                          $9.78           $17.84          $16.14         $12.38          $10.57
  Accumulation units outstanding
  at the end of period                     3,546           19,458          18,044         11,077          10,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(456)

  Accumulation unit value:
    Beginning of period                    $7.92            N/A
    End of period                          $8.74            N/A
  Accumulation units outstanding
  at the end of period                      470             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $26.37          $24.73          $22.35         $21.31          $18.29
    End of period                          $14.47          $26.37          $24.73         $22.35          $21.31
  Accumulation units outstanding
  at the end of period                     5,011           6,702           5,245           5,153          4,767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $17.30           N/A
    End of period                          $18.29           N/A
  Accumulation units outstanding
  at the end of period                     3,205            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(438)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.30          $15.98         $15.81          $15.42
    End of period                          $18.01          $17.12          $16.30         $15.98          $15.81
  Accumulation units outstanding
  at the end of period                     5,695           2,124           2,052           1,959          4,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(438)

  Accumulation unit value:
    Beginning of period                    $15.27           N/A
    End of period                          $15.42           N/A
  Accumulation units outstanding
  at the end of period                      503             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.19          $14.24           N/A             N/A            N/A
    End of period                          $7.00           $14.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,171            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(448)

  Accumulation unit value:
    Beginning of period                    $20.37          $21.18          $18.72         $17.42          $14.14
    End of period                          $12.28          $20.37          $21.18         $18.72          $17.42
  Accumulation units outstanding
  at the end of period                     5,094           7,370           5,499           5,526          7,469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(448)

  Accumulation unit value:
    Beginning of period                    $13.52           N/A
    End of period                          $14.14           N/A
  Accumulation units outstanding
  at the end of period                      394             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $16.22          $17.63          $15.28         $14.79          $12.98
    End of period                          $9.84           $16.22          $17.63         $15.28          $14.79
  Accumulation units outstanding
  at the end of period                     4,482           4,304           3,982           4,523          7,283

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $12.38           N/A
    End of period                          $12.98           N/A
  Accumulation units outstanding
  at the end of period                      431             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.84           $10.39           N/A             N/A            N/A
    End of period                          $6.19           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,870          10,879           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.87          $12.28           N/A            N/A
    End of period                          $7.90           $12.35          $12.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,090           7,456           8,708            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(520)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.49          $11.23         $11.16          $11.02
    End of period                          $12.37          $12.08          $11.49         $11.23          $11.16
  Accumulation units outstanding
  at the end of period                     11,299          8,529           8,205           7,729          6,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(520)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $6.36           $6.17           $4.59           $4.60          $3.96
    End of period                          $3.79           $6.36           $6.17           $4.59          $4.60
  Accumulation units outstanding
  at the end of period                      636             518            17,153         17,690          14,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $3.71            N/A
    End of period                          $3.96            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.81          $11.89          $10.61         $11.01          $10.13
    End of period                          $7.34           $10.81          $11.89         $10.61          $11.01
  Accumulation units outstanding
  at the end of period                      282             204             137             135             73

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $9.94            N/A
    End of period                          $10.13           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.53          $11.17           N/A             N/A            N/A
    End of period                          $5.27           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      300             341             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                    $10.22          $9.97           $8.64           $8.39          $7.64
    End of period                          $6.28           $10.22          $9.97           $8.64          $8.39
  Accumulation units outstanding
  at the end of period                     11,194          11,849          10,895         10,562          10,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                    $7.13            N/A
    End of period                          $7.64            N/A
  Accumulation units outstanding
  at the end of period                     6,601            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.30          $15.07          $12.85         $12.27          $10.94
    End of period                          $5.99           $12.30          $15.07         $12.85          $12.27
  Accumulation units outstanding
  at the end of period                     1,986            328             273             272            216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.16          $11.58         $10.90          $10.66
    End of period                          $9.79           $12.91          $12.16         $11.58          $10.90
  Accumulation units outstanding
  at the end of period                     1,705            771            1,234           1,326          1,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.43           N/A
    End of period                          $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(500)

  Accumulation unit value:
    Beginning of period                    $20.67          $18.96          $15.29         $13.66          $12.08
    End of period                          $11.65          $20.67          $18.96         $15.29          $13.66
  Accumulation units outstanding
  at the end of period                     8,611           11,879          10,174         10,151          9,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $14.02          $14.00          $11.93         $10.91          $10.76
    End of period                          $7.96           $14.02          $14.00         $11.93          $10.91
  Accumulation units outstanding
  at the end of period                     97,788         117,420         100,595         14,880          1,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1064)

  Accumulation unit value:
    Beginning of period                    $12.05          $10.74          $10.11           N/A            N/A
    End of period                          $6.42           $12.05          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                      698            10,903           685             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.49           N/A             N/A            N/A
    End of period                          $7.44           $12.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      640             640             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $37.86          $28.34          $23.76         $17.59          $13.36
    End of period                          $23.23          $37.86          $28.34         $23.76          $17.59
  Accumulation units outstanding
  at the end of period                     1,823           4,660           1,177            915             52

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.68           N/A
    End of period                          $13.36           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $16.43          $15.48          $14.29         $12.92          $11.30
    End of period                          $10.12          $16.43          $15.48         $14.29          $12.92
  Accumulation units outstanding
  at the end of period                     16,908          13,072          17,595         27,280          31,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $10.90           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     17,880           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.37          $10.88         $10.56          $9.71
    End of period                          $7.89           $12.81          $12.37         $10.88          $10.56
  Accumulation units outstanding
  at the end of period                     31,779          24,319          35,752         37,819          34,429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A
    End of period                          $9.71            N/A
  Accumulation units outstanding
  at the end of period                     7,362            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.16          $21.32           N/A             N/A            N/A
    End of period                          $11.34          $19.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,031           3,973            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.82          $13.63         $13.24          $11.42
    End of period                          $9.82           $15.29          $15.82         $13.63          $13.24
  Accumulation units outstanding
  at the end of period                     17,628          13,632          18,410         18,260          20,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     7,375            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $7.16           $6.33           $5.86           $5.79          $5.80
    End of period                          $4.00           $7.16           $6.33           $5.86          $5.79
  Accumulation units outstanding
  at the end of period                     1,668           1,670           1,630           1,474          1,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $5.75            N/A
    End of period                          $5.80            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $18.02          $18.10           N/A             N/A            N/A
    End of period                          $9.35           $18.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,667           4,575            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.31          $12.02         $11.08          $11.07
    End of period                          $8.23           $14.56          $13.31         $12.02          $11.08
  Accumulation units outstanding
  at the end of period                     1,448           1,448           1,448           1,481          1,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.79          $12.81         $11.40          $9.79
    End of period                          $9.07           $15.53          $14.79         $12.81          $11.40
  Accumulation units outstanding
  at the end of period                     11,276          15,378          14,433         13,484          11,794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $9.11            N/A
    End of period                          $9.79            N/A
  Accumulation units outstanding
  at the end of period                     3,436            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.10           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,825           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(432)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.57          $14.26         $14.11          $13.68
    End of period                          $15.44          $15.58          $14.57         $14.26          $14.11
  Accumulation units outstanding
  at the end of period                     11,758          11,181          23,097         23,429          30,794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(432)

  Accumulation unit value:
    Beginning of period                    $13.53           N/A
    End of period                          $13.68           N/A
  Accumulation units outstanding
  at the end of period                     8,106            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $22.64          $24.72          $22.00         $20.49          $18.35
    End of period                          $13.30          $22.64          $24.72         $22.00          $20.49
  Accumulation units outstanding
  at the end of period                      254             451             467             468            469

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $17.43           N/A
    End of period                          $18.35           N/A
  Accumulation units outstanding
  at the end of period                      257             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.49          $13.27         $13.22          $12.84
    End of period                          $9.68           $14.15          $14.49         $13.27          $13.22
  Accumulation units outstanding
  at the end of period                     7,511           7,542           9,353          11,022          12,508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $21.70          $23.28          $20.86         $20.13          $18.55
    End of period                          $11.31          $21.70          $23.28         $20.86          $20.13
  Accumulation units outstanding
  at the end of period                      701             700            4,395           4,415          4,501

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $17.89           N/A
    End of period                          $18.55           N/A
  Accumulation units outstanding
  at the end of period                       1              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $6.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,643            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.91           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,575          12,587           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $16.88          $15.66          $13.72         $12.81          $11.52
    End of period                          $10.15          $16.88          $15.66         $13.72          $12.81
  Accumulation units outstanding
  at the end of period                     87,074          76,685          85,047         84,981          77,962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $10.72           N/A
    End of period                          $11.52           N/A
  Accumulation units outstanding
  at the end of period                     2,634            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.82          $11.47           N/A             N/A            N/A
    End of period                          $10.07          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,079           8,873            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $16.75          $15.60          $13.84         $13.04          $11.85
    End of period                          $10.69          $16.75          $15.60         $13.84          $13.04
  Accumulation units outstanding
  at the end of period                    110,950         111,553         116,132         118,900        115,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $11.29           N/A
    End of period                          $11.85           N/A
  Accumulation units outstanding
  at the end of period                     21,954           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(919)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.88          $10.90         $10.67           N/A
    End of period                          $9.83           $12.64          $11.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     7,239             -             2,050           2,409           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(919)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $15.91          $14.83          $13.38         $12.73          $11.77
    End of period                          $11.39          $15.91          $14.83         $13.38          $12.73
  Accumulation units outstanding
  at the end of period                     96,825          91,329         112,529         84,842          85,510

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $11.22           N/A
    End of period                          $11.77           N/A
  Accumulation units outstanding
  at the end of period                     3,946            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $28.95          $27.27          $24.30         $23.36          $21.34
    End of period                          $22.67          $28.95          $27.27         $24.30          $23.36
  Accumulation units outstanding
  at the end of period                     5,312           3,653           4,578           4,661          4,716

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $20.39           N/A
    End of period                          $21.34           N/A
  Accumulation units outstanding
  at the end of period                     1,449            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(429)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.00          $12.59         $12.41          $12.47
    End of period                          $13.57          $13.45          $13.00         $12.59          $12.41
  Accumulation units outstanding
  at the end of period                     11,092          34,347          2,891             -            2,108

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(429)

  Accumulation unit value:
    Beginning of period                    $12.50           N/A
    End of period                          $12.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $22.42          $21.05          $17.63         $16.50          $14.56
    End of period                          $14.76          $22.42          $21.05         $17.63          $16.50
  Accumulation units outstanding
  at the end of period                     5,739           7,965           7,791           6,960          6,811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $13.14           N/A
    End of period                          $14.56           N/A
  Accumulation units outstanding
  at the end of period                     1,331            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $33.47          $30.78          $27.41         $26.16          $24.11
    End of period                          $18.89          $33.47          $30.78         $27.41          $26.16
  Accumulation units outstanding
  at the end of period                     9,551           9,041           6,904           6,950          6,905

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $22.70           N/A
    End of period                          $24.11           N/A
  Accumulation units outstanding
  at the end of period                      952             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $46.72          $40.37          $38.27         $33.96          $29.14
    End of period                          $27.39          $46.72          $40.37         $38.27          $33.96
  Accumulation units outstanding
  at the end of period                     6,770           9,320           7,510          10,985          11,579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $27.13           N/A
    End of period                          $29.14           N/A
  Accumulation units outstanding
  at the end of period                     8,273            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(448)

  Accumulation unit value:
    Beginning of period                    $16.47          $16.54          $13.96         $13.31          $11.70
    End of period                          $9.69           $16.47          $16.54         $13.96          $13.31
  Accumulation units outstanding
  at the end of period                     18,027          18,896          24,061         24,287          24,428

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(448)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A
    End of period                          $11.70           N/A
  Accumulation units outstanding
  at the end of period                     5,360            N/A

ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.35%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $13.08          $15.60          $11.60         $10.64           N/A
    End of period                          $8.30           $13.08          $15.60         $11.60           N/A
  Accumulation units outstanding
  at the end of period                    118,342         122,558         123,082          9,353           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                    $19.38          $17.89          $14.79         $13.27           N/A
    End of period                          $11.29          $19.38          $17.89         $14.79           N/A
  Accumulation units outstanding
  at the end of period                    201,535         183,115          95,799          8,517           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.61          $11.85         $11.20          $10.69
    End of period                          $8.86           $14.40          $12.61         $11.85          $11.20
  Accumulation units outstanding
  at the end of period                     95,372          45,645          27,271         10,221          1,718

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.44          $12.78         $11.95          $10.00
    End of period                          $9.43           $15.86          $14.44         $12.78          $11.95
  Accumulation units outstanding
  at the end of period                     19,102          10,108          6,514           2,895          1,236

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(590)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.13          $11.10         $10.22          $9.44
    End of period                          $9.14           $12.92          $12.13         $11.10          $10.22
  Accumulation units outstanding
  at the end of period                    223,733         119,377          42,051         11,874          6,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                    $31.20          $26.21          $23.45         $23.32          $20.12
    End of period                          $17.71          $31.20          $26.21         $23.45          $23.32
  Accumulation units outstanding
  at the end of period                     26,334          12,269          2,923            792            199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.08           N/A             N/A            N/A
    End of period                          $4.48           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,951          5,784            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(650)

  Accumulation unit value:
    Beginning of period                    $30.27          $27.97          $27.10         $26.24          $23.30
    End of period                          $17.66          $30.27          $27.97         $27.10          $26.24
  Accumulation units outstanding
  at the end of period                     37,743          14,021          6,826           3,535          3,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.72          $10.42           N/A             N/A            N/A
    End of period                          $6.60           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    382,824         155,527           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.71          $10.20           N/A             N/A            N/A
    End of period                          $6.58           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,970          16,384           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(590)

  Accumulation unit value:
    Beginning of period                    $19.36          $19.51          $17.60         $17.26          $16.14
    End of period                          $11.65          $19.36          $19.51         $17.60          $17.26
  Accumulation units outstanding
  at the end of period                     12,718          9,445           5,833           5,220          4,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(607)

  Accumulation unit value:
    Beginning of period                    $26.05          $23.55          $19.88         $19.65          $17.77
    End of period                          $15.86          $26.05          $23.55         $19.88          $19.65
  Accumulation units outstanding
  at the end of period                     41,365          34,346          16,950          2,104           586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.96           $9.98            N/A             N/A            N/A
    End of period                          $6.28           $9.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,024,973        885,192           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.03           N/A             N/A            N/A
    End of period                          $5.82           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    177,486          66,856           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.88          $9.87            N/A            N/A
    End of period                          $7.58           $10.93          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                    778,471         543,768         106,787           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.05           N/A             N/A            N/A
    End of period                          $6.06           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    272,205         131,002           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(878)

  Accumulation unit value:
    Beginning of period                    $11.76          $12.70          $10.93         $10.96           N/A
    End of period                          $7.76           $11.76          $12.70         $10.93           N/A
  Accumulation units outstanding
  at the end of period                     76,650          49,413          25,548          4,109           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(878)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(590)

  Accumulation unit value:
    Beginning of period                    $20.66          $19.58          $18.95         $18.72          $17.45
    End of period                          $19.33          $20.66          $19.58         $18.95          $18.72
  Accumulation units outstanding
  at the end of period                     96,487          84,272          58,623         17,140          3,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1928)

  Accumulation unit value:
    Beginning of period                    $9.01            N/A             N/A             N/A            N/A
    End of period                          $9.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,315            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1928)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                    $13.07          $12.89          $11.29         $11.29           N/A
    End of period                          $8.24           $13.07          $12.89         $11.29           N/A
  Accumulation units outstanding
  at the end of period                     58,854          42,670          21,748          1,107           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.22          $10.00           N/A            N/A
    End of period                          $9.80           $10.57          $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,813          30,412          16,342           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(607)

  Accumulation unit value:
    Beginning of period                    $17.67          $16.00          $12.28         $10.50          $9.10
    End of period                          $9.68           $17.67          $16.00         $12.28          $10.50
  Accumulation units outstanding
  at the end of period                    380,394         389,997         221,547         37,157          4,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $26.04          $24.45          $22.11         $21.11          $18.49
    End of period                          $14.27          $26.04          $24.45         $22.11          $21.11
  Accumulation units outstanding
  at the end of period                     29,551          16,438          4,121           1,225            47

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(590)

  Accumulation unit value:
    Beginning of period                    $16.91          $16.11          $15.81         $15.66          $15.02
    End of period                          $17.77          $16.91          $16.11         $15.81          $15.66
  Accumulation units outstanding
  at the end of period                    134,319          74,863          44,132         14,995          4,864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $14.16          $10.89          $9.98            N/A            N/A
    End of period                          $6.98           $14.16          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                    319,183         165,365          47,506           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(590)

  Accumulation unit value:
    Beginning of period                    $20.17          $20.99          $18.57         $17.30          $15.08
    End of period                          $12.15          $20.17          $20.99         $18.57          $17.30
  Accumulation units outstanding
  at the end of period                     88,231          86,644          42,094         24,496          9,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(626)

  Accumulation unit value:
    Beginning of period                    $16.06          $17.47          $15.16         $14.68          $12.55
    End of period                          $9.73           $16.06          $17.47         $15.16          $14.68
  Accumulation units outstanding
  at the end of period                     73,307          66,195          28,412         13,997          4,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics
Division(1924)

  Accumulation unit value:
    Beginning of period                    $7.53            N/A             N/A             N/A            N/A
    End of period                          $8.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      175             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics
Division(1924)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                    $7.42            N/A             N/A             N/A            N/A
    End of period                          $8.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       20             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1348)

  Accumulation unit value:
    Beginning of period                    $9.83           $10.40           N/A             N/A            N/A
    End of period                          $6.18           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    832,981         153,157           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.24          $12.77          $12.19           N/A            N/A
    End of period                          $7.82           $12.24          $12.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                    113,377         132,384         167,542           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(595)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.44          $11.18         $11.13          $10.71
    End of period                          $12.29          $12.01          $11.44         $11.18          $11.13
  Accumulation units outstanding
  at the end of period                    225,942         246,904         201,716         54,980          26,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(642)

  Accumulation unit value:
    Beginning of period                    $6.30           $6.12           $4.56           $4.58          $4.05
    End of period                          $3.75           $6.30           $6.12           $4.56          $4.58
  Accumulation units outstanding
  at the end of period                     31,378          58,000          33,886          1,275          4,607

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(642)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(683)

  Accumulation unit value:
    Beginning of period                    $10.72          $11.80          $10.54         $10.95          $9.68
    End of period                          $7.27           $10.72          $11.80         $10.54          $10.95
  Accumulation units outstanding
  at the end of period                     43,233          29,448          21,052          2,903           336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.51          $11.15           N/A             N/A            N/A
    End of period                          $5.25           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    459,924         396,638           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(631)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.90           $8.58           $8.35          $7.57
    End of period                          $6.22           $10.13          $9.90           $8.58          $8.35
  Accumulation units outstanding
  at the end of period                    141,746          35,144          30,591         18,754          10,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1936)

  Accumulation unit value:
    Beginning of period                    $7.83            N/A             N/A             N/A            N/A
    End of period                          $8.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      135             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(629)

  Accumulation unit value:
    Beginning of period                    $12.18          $14.94          $12.76         $12.19          $10.87
    End of period                          $5.93           $12.18          $14.94         $12.76          $12.19
  Accumulation units outstanding
  at the end of period                     90,745          15,775          8,354           1,284            46

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.06          $11.50         $10.84          $10.55
    End of period                          $9.70           $12.80          $12.06         $11.50          $10.84
  Accumulation units outstanding
  at the end of period                    104,976          52,323          34,319          8,408          3,991

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1338)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.24           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    215,398          49,352           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(595)

  Accumulation unit value:
    Beginning of period                    $20.54          $18.87          $15.23         $13.62          $11.97
    End of period                          $11.57          $20.54          $18.87         $15.23          $13.62
  Accumulation units outstanding
  at the end of period                    377,803         361,483         220,961         60,676          32,127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(689)

  Accumulation unit value:
    Beginning of period                    $13.97          $13.96          $11.91         $10.91          $9.62
    End of period                          $7.92           $13.97          $13.96         $11.91          $10.91
  Accumulation units outstanding
  at the end of period                   7,262,638       7,367,909       3,444,982        619,436         29,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1082)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.74          $9.54            N/A            N/A
    End of period                          $6.40           $12.03          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    677,701         284,102          87,686           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.45           N/A             N/A            N/A
    End of period                          $7.41           $12.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,029          98,819           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1313)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.19           N/A             N/A            N/A
    End of period                          $6.17           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    165,463          94,144           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(629)

  Accumulation unit value:
    Beginning of period                    $37.55          $28.14          $23.61         $17.49          $15.56
    End of period                          $23.02          $37.55          $28.14         $23.61          $17.49
  Accumulation units outstanding
  at the end of period                    119,047         113,610          60,362         14,704          3,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.83          $11.02           N/A             N/A            N/A
    End of period                          $7.19           $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,059          4,807            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(595)

  Accumulation unit value:
    Beginning of period                    $16.33          $15.40          $14.23         $12.88          $11.74
    End of period                          $10.05          $16.33          $15.40         $14.23          $12.88
  Accumulation units outstanding
  at the end of period                    304,766         268,648         189,082         72,069          33,855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.31          $10.84         $10.53          $9.75
    End of period                          $7.84           $12.74          $12.31         $10.84          $10.53
  Accumulation units outstanding
  at the end of period                    524,390         479,075         330,622         107,735         88,252

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.85           $10.18           N/A             N/A            N/A
    End of period                          $6.09           $8.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,035          32,812           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.99          $21.16           N/A             N/A            N/A
    End of period                          $11.23          $18.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,588          71,839           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(595)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.74          $13.58         $13.20          $11.78
    End of period                          $9.76           $15.20          $15.74         $13.58          $13.20
  Accumulation units outstanding
  at the end of period                    247,096         218,052         145,534         63,502          33,030

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(629)

  Accumulation unit value:
    Beginning of period                    $7.09           $6.28           $5.82           $5.76          $5.16
    End of period                          $3.96           $7.09           $6.28           $5.82          $5.76
  Accumulation units outstanding
  at the end of period                    138,373          92,803          67,903         23,228          3,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.96          $18.04           N/A             N/A            N/A
    End of period                          $9.31           $17.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    838,264         605,125           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.28          $12.00         $11.08          $10.39
    End of period                          $8.19           $14.51          $13.28         $12.00          $11.08
  Accumulation units outstanding
  at the end of period                    245,193         185,544         160,140         57,915          2,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.71          $12.75         $11.36          $9.85
    End of period                          $9.00           $15.43          $14.71         $12.75          $11.36
  Accumulation units outstanding
  at the end of period                    222,206         169,948          76,846         25,117          2,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1788)

  Accumulation unit value:
    Beginning of period                    $9.40            N/A             N/A             N/A            N/A
    End of period                          $4.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,166           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                    $7.80            N/A             N/A             N/A            N/A
    End of period                          $4.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,582           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.95          $10.02           N/A             N/A            N/A
    End of period                          $10.40          $10.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    237,021          30,663           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(590)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.44          $14.15         $14.02          $13.44
    End of period                          $15.28          $15.42          $14.44         $14.15          $14.02
  Accumulation units outstanding
  at the end of period                    401,842         287,951         196,898         48,126          36,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(951)

  Accumulation unit value:
    Beginning of period                    $22.36          $24.43          $21.77         $21.17           N/A
    End of period                          $13.12          $22.36          $24.43         $21.77           N/A
  Accumulation units outstanding
  at the end of period                     9,378           10,384          6,627           4,127           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(951)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.01          $14.36          $13.17         $13.13          $12.76
    End of period                          $9.57           $14.01          $14.36         $13.17          $13.13
  Accumulation units outstanding
  at the end of period                    200,216         192,181         110,839         24,498          12,377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                    $10.67           N/A             N/A             N/A            N/A
    End of period                          $5.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,653            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1801)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,238            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(590)

  Accumulation unit value:
    Beginning of period                    $21.41          $22.99          $20.62         $19.92          $18.42
    End of period                          $11.15          $21.41          $22.99         $20.62          $19.92
  Accumulation units outstanding
  at the end of period                     8,160           4,887           7,271           5,588          3,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1916)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A             N/A             N/A            N/A
    End of period                          $5.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,017            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.92           $9.84            N/A             N/A            N/A
    End of period                          $6.69           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    446,745          4,137            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.92           $10.11           N/A             N/A            N/A
    End of period                          $6.91           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,830          7,848            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.19           N/A             N/A            N/A
    End of period                          $6.31           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,798          39,386           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.55          $10.22           N/A             N/A            N/A
    End of period                          $7.64           $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,893          7,094            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.53          $10.17           N/A             N/A            N/A
    End of period                          $6.78           $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    174,481          42,661           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.77           $9.82            N/A             N/A            N/A
    End of period                          $7.14           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,083          11,747           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.69            N/A             N/A             N/A            N/A
    End of period                          $6.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,206            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(588)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.52          $13.62         $12.72          $11.58
    End of period                          $10.04          $16.72          $15.52         $13.62          $12.72
  Accumulation units outstanding
  at the end of period                    195,846         212,595         133,168         45,654          38,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.23          $10.56         $10.32          $10.04
    End of period                          $10.02          $11.78          $11.23         $10.56          $10.32
  Accumulation units outstanding
  at the end of period                    730,665         424,814         169,893         82,480          3,620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(534)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.46          $13.73         $12.95          $11.84
    End of period                          $10.58          $16.58          $15.46         $13.73          $12.95
  Accumulation units outstanding
  at the end of period                    760,679         757,648         498,150         232,337        170,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.85          $10.88         $10.51          $10.32
    End of period                          $9.79           $12.60          $11.85         $10.88          $10.51
  Accumulation units outstanding
  at the end of period                    880,262         492,018         276,106         70,087          21,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(602)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.70          $13.28         $12.65          $11.78
    End of period                          $11.27          $15.75          $14.70         $13.28          $12.65
  Accumulation units outstanding
  at the end of period                    961,418         776,417         489,333         134,689         35,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1087)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.86          $9.83            N/A            N/A
    End of period                          $8.07           $11.70          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,240          12,474          5,393            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.57           N/A             N/A             N/A            N/A
    End of period                          $7.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,475           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1046)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.06          $10.43           N/A            N/A
    End of period                          $7.62           $12.01          $11.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,228           2,356           1,946            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1043)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.60          $10.03           N/A            N/A
    End of period                          $9.03           $11.18          $10.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                    109,995          84,792          81,466           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $6.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,162            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(590)

  Accumulation unit value:
    Beginning of period                    $28.59          $26.96          $24.04         $23.14          $21.29
    End of period                          $22.36          $28.59          $26.96         $24.04          $23.14
  Accumulation units outstanding
  at the end of period                    116,262          62,191          22,807          8,821          3,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(602)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.85          $12.46         $12.29          $12.31
    End of period                          $13.38          $13.27          $12.85         $12.46          $12.29
  Accumulation units outstanding
  at the end of period                    367,256         182,245          90,702         47,529          23,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(590)

  Accumulation unit value:
    Beginning of period                    $22.30          $20.96          $17.57         $16.46          $14.82
    End of period                          $14.66          $22.30          $20.96         $17.57          $16.46
  Accumulation units outstanding
  at the end of period                     74,035          62,074          30,275          7,129          1,981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $33.05          $30.43          $27.12         $25.91          $23.99
    End of period                          $18.64          $33.05          $30.43         $27.12          $25.91
  Accumulation units outstanding
  at the end of period                    349,624         346,646         313,234         231,437         91,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(608)

  Accumulation unit value:
    Beginning of period                    $46.14          $39.90          $37.87         $33.64          $30.42
    End of period                          $27.02          $46.14          $39.90         $37.87          $33.64
  Accumulation units outstanding
  at the end of period                    237,466         214,906         215,306         165,797         70,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                    $16.35          $16.43          $13.88         $13.25          $11.80
    End of period                          $9.60           $16.35          $16.43         $13.88          $13.25
  Accumulation units outstanding
  at the end of period                    595,557         645,215         601,822         451,049        186,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.40%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(994)

  Accumulation unit value:
    Beginning of period                    $13.07          $15.59          $12.14           N/A            N/A
    End of period                          $8.28           $13.07          $15.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,684            809             333             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $19.26          $17.79          $14.72         $13.48          $11.75
    End of period                          $11.21          $19.26          $17.79         $14.72          $13.48
  Accumulation units outstanding
  at the end of period                     10,823          4,577           3,381           5,277          5,370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $9.27           $10.03
    End of period                          $11.75          $9.27
  Accumulation units outstanding
  at the end of period                     2,480            424






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.58          $11.83         $11.19          $10.31
    End of period                          $8.83           $14.36          $12.58         $11.83          $11.19
  Accumulation units outstanding
  at the end of period                     21,095          9,483           12,649         14,742          15,921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.04           $8.74
    End of period                          $10.31          $8.04
  Accumulation units outstanding
  at the end of period                     9,197           3,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $15.81          $14.40          $12.75         $11.93          $11.32
    End of period                          $9.40           $15.81          $14.40         $12.75          $11.93
  Accumulation units outstanding
  at the end of period                     10,640          7,535           10,113         11,881          14,493

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.29           $8.64
    End of period                          $11.32          $8.29
  Accumulation units outstanding
  at the end of period                     12,952          1,368






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(176)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.09          $11.07         $10.19          $9.45
    End of period                          $9.10           $12.87          $12.09         $11.07          $10.19
  Accumulation units outstanding
  at the end of period                     38,596          24,357          30,373         30,127          19,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(176)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.56
    End of period                          $9.45           $8.42
  Accumulation units outstanding
  at the end of period                     17,558          2,670

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1037)

  Accumulation unit value:
    Beginning of period                    $31.00          $26.06          $24.63           N/A            N/A
    End of period                          $17.58          $31.00          $26.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                      744             991             406             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(178)

  Accumulation unit value:
    Beginning of period                    $30.08          $27.80          $26.95         $26.11          $23.71
    End of period                          $17.54          $30.08          $27.80         $26.95          $26.11
  Accumulation units outstanding
  at the end of period                     2,318            730             286             286            286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(178)

  Accumulation unit value:
    Beginning of period                    $17.75          $18.11
    End of period                          $23.71          $17.75
  Accumulation units outstanding
  at the end of period                      474              53






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.72          $11.43           N/A             N/A            N/A
    End of period                          $6.60           $13.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,664          64,050           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $6.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       78             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(254)

  Accumulation unit value:
    Beginning of period                    $19.25          $19.41          $17.52         $17.19          $16.39
    End of period                          $11.57          $19.25          $19.41         $17.52          $17.19
  Accumulation units outstanding
  at the end of period                     15,167          6,053           7,189           7,542          9,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(254)

  Accumulation unit value:
    Beginning of period                    $13.62           N/A
    End of period                          $16.39           N/A
  Accumulation units outstanding
  at the end of period                     7,762            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(344)

  Accumulation unit value:
    Beginning of period                    $25.90          $23.43          $19.79         $19.57          $16.71
    End of period                          $15.76          $25.90          $23.43         $19.79          $19.57
  Accumulation units outstanding
  at the end of period                     3,087           1,655           3,821           4,252          3,958

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(344)

  Accumulation unit value:
    Beginning of period                    $13.48           N/A
    End of period                          $16.71           N/A
  Accumulation units outstanding
  at the end of period                     3,361            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.96           $10.17           N/A             N/A            N/A
    End of period                          $6.27           $9.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,423          18,946           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.77            N/A             N/A             N/A            N/A
    End of period                          $5.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,560            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1220)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.88          $10.88           N/A            N/A
    End of period                          $7.57           $10.92          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                    198,991          58,880          1,654            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1220)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.25            N/A             N/A             N/A            N/A
    End of period                          $6.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,244           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $7.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,819            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(192)

  Accumulation unit value:
    Beginning of period                    $20.53          $19.45          $18.85         $18.62          $17.66
    End of period                          $19.19          $20.53          $19.45         $18.85          $18.62
  Accumulation units outstanding
  at the end of period                     11,155          8,099           8,205           7,539          6,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(192)

  Accumulation unit value:
    Beginning of period                    $15.78          $15.18
    End of period                          $17.66          $15.78
  Accumulation units outstanding
  at the end of period                     6,812            422






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.05          $13.00           N/A             N/A            N/A
    End of period                          $8.23           $13.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,969           1,910            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,330            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(280)

  Accumulation unit value:
    Beginning of period                    $17.58          $15.93          $12.24         $10.47          $8.66
    End of period                          $9.62           $17.58          $15.93         $12.24          $10.47
  Accumulation units outstanding
  at the end of period                     13,854          7,009           4,039           8,521          8,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(280)

  Accumulation unit value:
    Beginning of period                    $5.81            N/A
    End of period                          $8.66            N/A
  Accumulation units outstanding
  at the end of period                     3,805            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $25.87          $24.30          $21.99         $21.01          $18.06
    End of period                          $14.17          $25.87          $24.30         $21.99          $21.01
  Accumulation units outstanding
  at the end of period                     6,557           4,130            474             534           1,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $12.82           N/A
    End of period                          $18.06           N/A
  Accumulation units outstanding
  at the end of period                     1,384            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(176)

  Accumulation unit value:
    Beginning of period                    $16.80          $16.01          $15.73         $15.58          $15.22
    End of period                          $17.65          $16.80          $16.01         $15.73          $15.58
  Accumulation units outstanding
  at the end of period                     22,029          17,210          17,539         17,066          19,849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(176)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.83
    End of period                          $15.22          $15.25
  Accumulation units outstanding
  at the end of period                     16,886          3,516






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.15          $14.46           N/A             N/A            N/A
    End of period                          $6.97           $14.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,809            108             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(222)

  Accumulation unit value:
    Beginning of period                    $20.07          $20.90          $18.50         $17.24          $14.02
    End of period                          $12.08          $20.07          $20.90         $18.50          $17.24
  Accumulation units outstanding
  at the end of period                     10,640          5,219           4,803           5,971          6,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(222)

  Accumulation unit value:
    Beginning of period                    $11.03          $11.04
    End of period                          $14.02          $11.03
  Accumulation units outstanding
  at the end of period                     5,284            121






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(176)

  Accumulation unit value:
    Beginning of period                    $15.98          $17.39          $15.10         $14.63          $12.86
    End of period                          $9.68           $15.98          $17.39         $15.10          $14.63
  Accumulation units outstanding
  at the end of period                     18,476          10,223          9,369           9,923          10,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(176)

  Accumulation unit value:
    Beginning of period                    $9.40           $9.81
    End of period                          $12.86          $9.40
  Accumulation units outstanding
  at the end of period                     9,332           1,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.19          $12.72          $12.15           N/A            N/A
    End of period                          $7.79           $12.19          $12.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,097          11,722          60,290           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.41          $11.16         $11.11          $10.88
    End of period                          $12.24          $11.97          $11.41         $11.16          $11.11
  Accumulation units outstanding
  at the end of period                     14,948          7,788           3,532           3,698          5,267

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.60
    End of period                          $10.88          $10.71
  Accumulation units outstanding
  at the end of period                     4,171            925






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $6.28           $6.10           $4.55           $4.57          $4.36
    End of period                          $3.74           $6.28           $6.10           $4.55          $4.57
  Accumulation units outstanding
  at the end of period                     8,308           2,484            926            2,872          2,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $10.68          $11.75          $10.51         $10.92          $10.25
    End of period                          $7.23           $10.68          $11.75         $10.51          $10.92
  Accumulation units outstanding
  at the end of period                     1,108            262             262             263            263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.50          $11.13           N/A             N/A            N/A
    End of period                          $5.24           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,897           13,502           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(192)

  Accumulation unit value:
    Beginning of period                    $10.09          $9.87           $8.56           $8.33          $7.59
    End of period                          $6.19           $10.09          $9.87           $8.56          $8.33
  Accumulation units outstanding
  at the end of period                     23,098          14,470          14,238         15,143          15,333

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(192)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.66
    End of period                          $7.59           $5.96
  Accumulation units outstanding
  at the end of period                     16,254          2,464






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $12.13          $15.04           N/A             N/A            N/A
    End of period                          $5.90           $12.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,017            773             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.02          $11.47         $10.81          $11.09
    End of period                          $9.65           $12.75          $12.02         $11.47          $10.81
  Accumulation units outstanding
  at the end of period                     88,217           483             490            2,117          1,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(349)

  Accumulation unit value:
    Beginning of period                    $20.48          $18.82          $15.19         $13.60          $11.54
    End of period                          $11.53          $20.48          $18.82         $15.19          $13.60
  Accumulation units outstanding
  at the end of period                     13,600          9,255           4,834           1,885          1,811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(349)

  Accumulation unit value:
    Beginning of period                    $9.58            N/A
    End of period                          $11.54           N/A
  Accumulation units outstanding
  at the end of period                      843             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(737)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.95          $11.90         $10.91          $10.91
    End of period                          $7.91           $13.95          $13.95         $11.90          $10.91
  Accumulation units outstanding
  at the end of period                    142,824         101,932          12,710          6,222           500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.02          $10.68           N/A             N/A            N/A
    End of period                          $6.39           $12.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,581           39,039           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.43           N/A             N/A            N/A
    End of period                          $7.40           $12.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      219            1,642            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                    $37.39          $28.03          $23.53         $17.45          $14.01
    End of period                          $22.91          $37.39          $28.03         $23.53          $17.45
  Accumulation units outstanding
  at the end of period                     1,378           2,015           2,036            855            561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $7.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,359            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $16.28          $15.36          $14.20         $12.86          $11.27
    End of period                          $10.02          $16.28          $15.36         $14.20          $12.86
  Accumulation units outstanding
  at the end of period                     26,182          10,091          9,921           7,954          11,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $8.49           $7.52
    End of period                          $11.27          $8.49
  Accumulation units outstanding
  at the end of period                     10,172           379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.28          $10.82         $10.51          $9.69
    End of period                          $7.81           $12.70          $12.28         $10.82          $10.51
  Accumulation units outstanding
  at the end of period                     61,875          33,018          35,995         36,653          38,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $7.69           $6.87
    End of period                          $9.69           $7.69
  Accumulation units outstanding
  at the end of period                     31,554          5,344






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.85           $10.18           N/A             N/A            N/A
    End of period                          $6.09           $8.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    123,553          1,626            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.91          $21.08           N/A             N/A            N/A
    End of period                          $11.18          $18.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,374           6,817            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.70          $13.55         $13.18          $11.39
    End of period                          $9.72           $15.15          $15.70         $13.55          $13.18
  Accumulation units outstanding
  at the end of period                    103,590          12,063          10,519          7,668          9,826

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $7.91           $7.03
    End of period                          $11.39          $7.91
  Accumulation units outstanding
  at the end of period                     9,302            316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(889)

  Accumulation unit value:
    Beginning of period                    $7.06           $6.25           $5.80           $5.66           N/A
    End of period                          $3.94           $7.06           $6.25           $5.80           N/A
  Accumulation units outstanding
  at the end of period                      303              -             4,154           4,154           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(889)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.93          $18.02           N/A             N/A            N/A
    End of period                          $9.29           $17.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    183,963         104,831           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(884)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.27          $11.99         $11.60           N/A
    End of period                          $8.17           $14.49          $13.27         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     1,246           2,265           2,365           2,460           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.67          $12.72         $11.34          $9.75
    End of period                          $8.97           $15.38          $14.67         $12.72          $11.34
  Accumulation units outstanding
  at the end of period                     30,087          14,061          13,833         14,459          13,586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $7.03           $7.50
    End of period                          $9.75           $7.03
  Accumulation units outstanding
  at the end of period                     11,715          1,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.21           N/A             N/A             N/A            N/A
    End of period                          $10.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,557           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.38          $14.09         $13.97          $13.56
    End of period                          $15.19          $15.35          $14.38         $14.09          $13.97
  Accumulation units outstanding
  at the end of period                     68,121          38,702          48,383         42,382          38,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.75
    End of period                          $13.56          $13.12
  Accumulation units outstanding
  at the end of period                     33,417          4,386

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(377)

  Accumulation unit value:
    Beginning of period                    $22.22          $24.29          $21.66         $20.19          $18.12
    End of period                          $13.03          $22.22          $24.29         $21.66          $20.19
  Accumulation units outstanding
  at the end of period                     2,463           1,916           2,522           2,586          2,676

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(377)

  Accumulation unit value:
    Beginning of period                    $16.17           N/A
    End of period                          $18.12           N/A
  Accumulation units outstanding
  at the end of period                     2,703            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.94          $14.30          $13.12         $13.08          $12.71
    End of period                          $9.52           $13.94          $14.30         $13.12          $13.08
  Accumulation units outstanding
  at the end of period                     28,560          10,507          15,590         42,641          52,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(175)

  Accumulation unit value:
    Beginning of period                    $21.27          $22.86          $20.51         $19.83          $18.32
    End of period                          $11.07          $21.27          $22.86         $20.51          $19.83
  Accumulation units outstanding
  at the end of period                     14,798          4,895           5,500           5,657          9,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(175)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.87
    End of period                          $18.32          $14.92
  Accumulation units outstanding
  at the end of period                     9,820            214






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $7.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,077            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      383             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(179)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.46          $13.56         $12.68          $11.42
    End of period                          $9.98           $16.64          $15.46         $13.56          $12.68
  Accumulation units outstanding
  at the end of period                    193,700          83,858          83,972         84,078          82,694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(179)

  Accumulation unit value:
    Beginning of period                    $9.13           $9.11
    End of period                          $11.42          $9.13
  Accumulation units outstanding
  at the end of period                     49,262          32,364

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.76          $11.79           N/A             N/A            N/A
    End of period                          $10.00          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,886            458             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(172)

  Accumulation unit value:
    Beginning of period                    $16.50          $15.40          $13.68         $12.91          $11.75
    End of period                          $10.52          $16.50          $15.40         $13.68          $12.91
  Accumulation units outstanding
  at the end of period                    338,565         389,325         391,626         386,627        399,979

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(172)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.07
    End of period                          $11.75          $9.79
  Accumulation units outstanding
  at the end of period                    312,141          27,291

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.58          $11.92           N/A             N/A            N/A
    End of period                          $9.77           $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,011          8,007            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $15.68          $14.63          $13.23         $12.61          $11.67
    End of period                          $11.21          $15.68          $14.63         $13.23          $12.61
  Accumulation units outstanding
  at the end of period                    195,725         171,819         175,026         188,491        175,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $10.05          $10.18
    End of period                          $11.67          $10.05
  Accumulation units outstanding
  at the end of period                    127,917          7,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.17          $10.72           N/A             N/A            N/A
    End of period                          $9.02           $11.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,896          10,896           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.41            N/A             N/A             N/A            N/A
    End of period                          $6.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    179,018           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(231)

  Accumulation unit value:
    Beginning of period                    $28.41          $26.80          $23.91         $23.03          $21.06
    End of period                          $22.21          $28.41          $26.80         $23.91          $23.03
  Accumulation units outstanding
  at the end of period                     13,857          7,145           9,967          10,827          9,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(231)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.72
    End of period                          $21.06          $17.57
  Accumulation units outstanding
  at the end of period                     8,588           1,005

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(318)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.77          $12.39         $12.23          $12.31
    End of period                          $13.29          $13.19          $12.77         $12.39          $12.23
  Accumulation units outstanding
  at the end of period                     21,880          55,412          8,120           9,268          9,599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(318)

  Accumulation unit value:
    Beginning of period                    $12.39           N/A
    End of period                          $12.31           N/A
  Accumulation units outstanding
  at the end of period                     5,123            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(254)

  Accumulation unit value:
    Beginning of period                    $22.23          $20.91          $17.53         $16.44          $14.53
    End of period                          $14.61          $22.23          $20.91         $17.53          $16.44
  Accumulation units outstanding
  at the end of period                     7,713           2,126           1,549           2,683          2,218

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(254)

  Accumulation unit value:
    Beginning of period                    $11.27           N/A
    End of period                          $14.53           N/A
  Accumulation units outstanding
  at the end of period                     2,385            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $32.84          $30.25          $26.98         $25.79          $23.80
    End of period                          $18.51          $32.84          $30.25         $26.98          $25.79
  Accumulation units outstanding
  at the end of period                     22,757          8,830           5,531           6,567          6,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $18.49          $19.15
    End of period                          $23.80          $18.49
  Accumulation units outstanding
  at the end of period                     6,088            747






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $45.85          $39.67          $37.67         $33.48          $28.76
    End of period                          $26.83          $45.85          $39.67         $37.67          $33.48
  Accumulation units outstanding
  at the end of period                     11,246          17,964          5,949           8,052          8,580

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $21.05          $21.31
    End of period                          $28.76          $21.05
  Accumulation units outstanding
  at the end of period                     5,957            639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $16.29          $16.38          $13.84         $13.22          $11.63
    End of period                          $9.56           $16.29          $16.38         $13.84          $13.22
  Accumulation units outstanding
  at the end of period                     36,320          20,993          20,624         25,139          29,364

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $9.09           $9.31
    End of period                          $11.63          $9.09
  Accumulation units outstanding
  at the end of period                     22,534          2,713

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.45%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1263)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.24           N/A             N/A            N/A
    End of period                          $9.06           $12.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,516          35,560           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $7.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,870           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1263)

  Accumulation unit value:
    Beginning of period                    $20.40          $19.57           N/A             N/A            N/A
    End of period                          $19.07          $20.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,117           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1339)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.61           N/A             N/A            N/A
    End of period                          $9.57           $17.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      524             568             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1339)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.73           N/A             N/A            N/A
    End of period                          $6.96           $14.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,088           1,178            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(1263)

  Accumulation unit value:
    Beginning of period                    $19.97          $21.50           N/A             N/A            N/A
    End of period                          $12.02          $19.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,797           5,065            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1263)

  Accumulation unit value:
    Beginning of period                    $15.91          $17.40           N/A             N/A            N/A
    End of period                          $9.63           $15.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,261            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1339)

  Accumulation unit value:
    Beginning of period                    $12.14          $13.58           N/A             N/A            N/A
    End of period                          $7.75           $12.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,399           3,683            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.84           N/A             N/A            N/A
    End of period                          $7.89           $13.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,011          27,098           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1263)

  Accumulation unit value:
    Beginning of period                    $16.23          $15.91           N/A             N/A            N/A
    End of period                          $9.98           $16.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,961           6,844            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1263)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.12           N/A             N/A            N/A
    End of period                          $7.78           $12.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             17,973           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $17.81           N/A             N/A             N/A            N/A
    End of period                          $11.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,927            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1263)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.69           N/A             N/A            N/A
    End of period                          $9.69           $15.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,431           6,943            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1263)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.42           N/A             N/A            N/A
    End of period                          $8.93           $15.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,080          15,104           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return
Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.29           N/A             N/A            N/A
    End of period                          $10.38          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,178         103,122           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return
Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1263)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.48           N/A             N/A            N/A
    End of period                          $15.11          $15.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,295          15,025           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1263)

  Accumulation unit value:
    Beginning of period                    $13.87          $14.52           N/A             N/A            N/A
    End of period                          $9.46           $13.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,067          14,983           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.22            N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,071           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1339)

  Accumulation unit value:
    Beginning of period                    $16.42          $16.67           N/A             N/A            N/A
    End of period                          $10.46          $16.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,384           1,500            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(1263)

  Accumulation unit value:
    Beginning of period                    $16.22          $16.26           N/A             N/A            N/A
    End of period                          $9.52           $16.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,392           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $13.03          $16.04           N/A             N/A            N/A
    End of period                          $8.25           $13.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       86              85             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(454)

  Accumulation unit value:
    Beginning of period                    $19.01          $17.58          $14.56         $13.35          $11.65
    End of period                          $11.06          $19.01          $17.58         $14.56          $13.35
  Accumulation units outstanding
  at the end of period                     2,100           2,107           2,122           2,141          2,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(454)

  Accumulation unit value:
    Beginning of period                    $10.85           N/A
    End of period                          $11.65           N/A
  Accumulation units outstanding
  at the end of period                       75             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.52          $11.78         $11.15          $10.29
    End of period                          $8.76           $14.27          $12.52         $11.78          $11.15
  Accumulation units outstanding
  at the end of period                     3,564           4,273           4,246           4,250          4,601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                    $9.92            N/A
    End of period                          $10.29           N/A
  Accumulation units outstanding
  at the end of period                      807             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.33          $12.70         $11.89          $11.30
    End of period                          $9.33           $15.72          $14.33         $12.70          $11.89
  Accumulation units outstanding
  at the end of period                     7,189           7,200           7,020           6,853          7,330

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                    $10.96           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     4,238            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.01          $11.00         $10.15          $9.41
    End of period                          $9.02           $12.77          $12.01         $11.00          $10.15
  Accumulation units outstanding
  at the end of period                     2,116           2,805           2,827           3,242          2,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $9.07            N/A
    End of period                          $9.41            N/A
  Accumulation units outstanding
  at the end of period                      749             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $11.86           N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,916           1,894            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $19.04          $19.21          $17.36         $17.05          $16.27
    End of period                          $11.43          $19.04          $19.21         $17.36          $17.05
  Accumulation units outstanding
  at the end of period                       -             1,875           1,900           1,902          2,358

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $15.34           N/A
    End of period                          $16.27           N/A
  Accumulation units outstanding
  at the end of period                     1,614            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(454)

  Accumulation unit value:
    Beginning of period                    $25.61          $23.19          $19.60         $19.41          $16.58
    End of period                          $15.57          $25.61          $23.19         $19.60          $19.41
  Accumulation units outstanding
  at the end of period                     3,004           2,930           3,058           3,158          3,520

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(454)

  Accumulation unit value:
    Beginning of period                    $16.82           N/A
    End of period                          $16.58           N/A
  Accumulation units outstanding
  at the end of period                       25             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.10           N/A             N/A            N/A
    End of period                          $6.26           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      653             503             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.98           N/A             N/A            N/A
    End of period                          $7.55           $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,338            154             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $20.28          $19.24          $18.65         $18.45          $17.52
    End of period                          $18.94          $20.28          $19.24         $18.65          $18.45
  Accumulation units outstanding
  at the end of period                     2,286           3,135           3,322           3,234          2,906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $17.12           N/A
    End of period                          $17.52           N/A
  Accumulation units outstanding
  at the end of period                      484             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(500)

  Accumulation unit value:
    Beginning of period                    $17.41          $15.79          $12.14         $10.39          $9.06
    End of period                          $9.52           $17.41          $15.79         $12.14          $10.39
  Accumulation units outstanding
  at the end of period                     2,500           4,254           4,396           3,285          2,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                    $25.55          $24.02          $21.76         $20.81          $17.66
    End of period                          $13.98          $25.55          $24.02         $21.76          $20.81
  Accumulation units outstanding
  at the end of period                      242             242             164             165            165

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $16.59          $15.83          $15.56         $15.43          $15.09
    End of period                          $17.41          $16.59          $15.83         $15.56          $15.43
  Accumulation units outstanding
  at the end of period                     2,679           3,924           4,262           4,189          4,146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $14.88           N/A
    End of period                          $15.09           N/A
  Accumulation units outstanding
  at the end of period                     2,244            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(433)

  Accumulation unit value:
    Beginning of period                    $19.88          $20.72          $18.36         $17.13          $13.94
    End of period                          $11.95          $19.88          $20.72         $18.36          $17.13
  Accumulation units outstanding
  at the end of period                     4,602           6,147           6,362           5,486          5,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(433)

  Accumulation unit value:
    Beginning of period                    $13.26           N/A
    End of period                          $13.94           N/A
  Accumulation units outstanding
  at the end of period                     2,429            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(445)

  Accumulation unit value:
    Beginning of period                    $15.83          $17.24          $14.98         $14.53          $12.79
    End of period                          $9.58           $15.83          $17.24         $14.98          $14.53
  Accumulation units outstanding
  at the end of period                     5,670           7,146           6,912           7,086          7,118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(445)

  Accumulation unit value:
    Beginning of period                    $11.99           N/A
    End of period                          $12.79           N/A
  Accumulation units outstanding
  at the end of period                     2,931            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.09          $12.63          $12.07           N/A            N/A
    End of period                          $7.71           $12.09          $12.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,087          14,190          19,545           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(485)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.35          $11.12         $11.08          $10.85
    End of period                          $12.16          $11.90          $11.35         $11.12          $11.08
  Accumulation units outstanding
  at the end of period                     1,286           1,163           3,824           3,712          3,631

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(485)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $10.85           N/A
  Accumulation units outstanding
  at the end of period                      719             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $6.22           $6.06           $4.52           $4.54          $4.18
    End of period                          $3.70           $6.22           $6.06           $4.52          $4.54
  Accumulation units outstanding
  at the end of period                      173             174             175             176            177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(528)

  Accumulation unit value:
    Beginning of period                    $10.59          $11.66          $10.44         $10.86          $10.31
    End of period                          $7.16           $10.59          $11.66         $10.44          $10.86
  Accumulation units outstanding
  at the end of period                      314             314             315             316            318

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.48          $11.11           N/A             N/A            N/A
    End of period                          $5.23           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,457           2,097            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(454)

  Accumulation unit value:
    Beginning of period                    $10.00          $9.78           $8.50           $8.28          $7.55
    End of period                          $6.13           $10.00          $9.78           $8.50          $8.28
  Accumulation units outstanding
  at the end of period                     10,458          10,555          10,971         10,993          10,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(454)

  Accumulation unit value:
    Beginning of period                    $7.16            N/A
    End of period                          $7.55            N/A
  Accumulation units outstanding
  at the end of period                      455             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $12.03          $14.78          $12.64         $12.10          $11.19
    End of period                          $5.85           $12.03          $14.78         $12.64          $12.10
  Accumulation units outstanding
  at the end of period                      515             744             747             750            785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.93          $11.39         $10.75          $10.84
    End of period                          $9.56           $12.64          $11.93         $11.39          $10.75
  Accumulation units outstanding
  at the end of period                     2,894           4,166           5,067           5,052          5,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(485)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.73          $15.14         $13.56          $11.52
    End of period                          $11.45          $20.36          $18.73         $15.14          $13.56
  Accumulation units outstanding
  at the end of period                      941            1,859           1,994           2,213          1,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(485)

  Accumulation unit value:
    Beginning of period                    $11.46           N/A
    End of period                          $11.52           N/A
  Accumulation units outstanding
  at the end of period                      227             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.92          $11.89         $10.00           N/A
    End of period                          $7.87           $13.91          $13.92         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     63,289          70,778          25,590         22,032           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.39           N/A             N/A            N/A
    End of period                          $7.37           $12.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,137           2,407            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $37.09          $27.84          $23.39         $17.36          $13.66
    End of period                          $22.71          $37.09          $27.84         $23.39          $17.36
  Accumulation units outstanding
  at the end of period                      446             452              70             241             79

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(448)

  Accumulation unit value:
    Beginning of period                    $16.18          $15.29          $14.15         $12.83          $11.24
    End of period                          $9.95           $16.18          $15.29         $14.15          $12.83
  Accumulation units outstanding
  at the end of period                     6,637           7,678           7,519           7,621          7,160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(448)

  Accumulation unit value:
    Beginning of period                    $10.86           N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     1,240            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(448)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.22          $10.78         $10.48          $9.67
    End of period                          $7.76           $12.62          $12.22         $10.78          $10.48
  Accumulation units outstanding
  at the end of period                     16,194          18,410          22,495         25,619          25,462

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(448)

  Accumulation unit value:
    Beginning of period                    $9.15            N/A
    End of period                          $9.67            N/A
  Accumulation units outstanding
  at the end of period                     1,467            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.75          $20.92           N/A             N/A            N/A
    End of period                          $11.07          $18.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,733           2,472            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(485)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.62          $13.50         $13.14          $11.36
    End of period                          $9.66           $15.06          $15.62         $13.50          $13.14
  Accumulation units outstanding
  at the end of period                     1,559           2,447           2,432           2,615          3,019

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(485)

  Accumulation unit value:
    Beginning of period                    $11.53           N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                      225             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $7.01           $6.21           $5.76           $5.71          $6.20
    End of period                          $3.91           $7.01           $6.21           $5.76          $5.71
  Accumulation units outstanding
  at the end of period                     1,034           1,035           1,036           1,036          1,094

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.87          $17.96           N/A             N/A            N/A
    End of period                          $9.25           $17.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,860           1,866            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.24          $11.98         $10.43           N/A
    End of period                          $8.14           $14.44          $13.24         $11.98           N/A
  Accumulation units outstanding
  at the end of period                       -             4,766           4,786           4,808           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.58          $12.66         $11.30          $9.72
    End of period                          $8.90           $15.27          $14.58         $12.66          $11.30
  Accumulation units outstanding
  at the end of period                     5,041           6,749           7,231           8,478          8,412

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $9.03            N/A
    End of period                          $9.72            N/A
  Accumulation units outstanding
  at the end of period                      643             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.51           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      415             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.25          $13.98         $13.87          $13.48
    End of period                          $15.03          $15.20          $14.25         $13.98          $13.87
  Accumulation units outstanding
  at the end of period                     16,161          15,013          15,773         15,581          15,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $13.31           N/A
    End of period                          $13.48           N/A
  Accumulation units outstanding
  at the end of period                     5,099            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                    $21.94          $24.01          $21.43         $20.00          $18.64
    End of period                          $12.86          $21.94          $24.01         $21.43          $20.00
  Accumulation units outstanding
  at the end of period                      534             463             317             319            321

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.81          $14.17          $13.02         $12.99          $12.63
    End of period                          $9.42           $13.81          $14.17         $13.02          $12.99
  Accumulation units outstanding
  at the end of period                     5,215           7,536           7,920           7,993          7,851

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $21.01          $22.60          $20.29         $19.64          $18.16
    End of period                          $10.92          $21.01          $22.60         $20.29          $19.64
  Accumulation units outstanding
  at the end of period                     1,834           2,203           2,216           2,218          2,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $17.07           N/A
    End of period                          $18.16           N/A
  Accumulation units outstanding
  at the end of period                      398             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $7.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,358            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(486)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.32          $13.46         $12.59          $11.35
    End of period                          $9.88           $16.48          $15.32         $13.46          $12.59
  Accumulation units outstanding
  at the end of period                     43,760          44,377          44,769         46,462          47,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(486)

  Accumulation unit value:
    Beginning of period                    $11.35           N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                     17,618           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(730)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.20          $10.54         $10.31          $10.29
    End of period                          $9.96           $11.72          $11.20         $10.54          $10.31
  Accumulation units outstanding
  at the end of period                      708             715             721             727            733

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $16.34          $15.26          $13.57         $12.82          $11.68
    End of period                          $10.41          $16.34          $15.26         $13.57          $12.82
  Accumulation units outstanding
  at the end of period                     58,671          76,724          77,377         82,696          71,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A
    End of period                          $11.68           N/A
  Accumulation units outstanding
  at the end of period                     6,980            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.28           N/A             N/A             N/A            N/A
    End of period                          $9.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,769            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.51          $13.13         $12.52          $11.60
    End of period                          $11.09          $15.52          $14.51         $13.13          $12.52
  Accumulation units outstanding
  at the end of period                     68,248         108,981         109,353         108,204        108,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A
    End of period                          $11.60           N/A
  Accumulation units outstanding
  at the end of period                     5,622            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $28.05          $26.49          $23.66         $22.81          $20.88
    End of period                          $21.91          $28.05          $26.49         $23.66          $22.81
  Accumulation units outstanding
  at the end of period                     1,294           1,990           1,945           1,931          1,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $19.74           N/A
    End of period                          $20.88           N/A
  Accumulation units outstanding
  at the end of period                      720             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(454)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.63          $12.27         $12.12          $12.21
    End of period                          $13.12          $13.03          $12.63         $12.27          $12.12
  Accumulation units outstanding
  at the end of period                      199             202             205             759            105

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(454)

  Accumulation unit value:
    Beginning of period                    $12.22           N/A
    End of period                          $12.21           N/A
  Accumulation units outstanding
  at the end of period                      105             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(433)

  Accumulation unit value:
    Beginning of period                    $22.12          $20.83          $17.48         $16.41          $14.51
    End of period                          $14.53          $22.12          $20.83         $17.48          $16.41
  Accumulation units outstanding
  at the end of period                     12,120          12,530          5,836           1,934          1,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(433)

  Accumulation unit value:
    Beginning of period                    $13.36           N/A
    End of period                          $14.51           N/A
  Accumulation units outstanding
  at the end of period                      504             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $32.43          $29.90          $26.69         $25.54          $23.60
    End of period                          $18.26          $32.43          $29.90         $26.69          $25.54
  Accumulation units outstanding
  at the end of period                     8,772           9,749           4,044           4,869          3,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $22.25           N/A
    End of period                          $23.60           N/A
  Accumulation units outstanding
  at the end of period                      467             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $45.27          $39.21          $37.27         $33.16          $28.51
    End of period                          $26.47          $45.27          $39.21         $37.27          $33.16
  Accumulation units outstanding
  at the end of period                     3,552           4,106           4,238           4,917          5,248

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $27.40           N/A
    End of period                          $28.51           N/A
  Accumulation units outstanding
  at the end of period                     2,026            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(433)

  Accumulation unit value:
    Beginning of period                    $16.16          $16.27          $13.76         $13.16          $11.59
    End of period                          $9.48           $16.16          $16.27         $13.76          $13.16
  Accumulation units outstanding
  at the end of period                     1,193           3,046           3,409          10,412          10,559

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(433)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $11.59           N/A
  Accumulation units outstanding
  at the end of period                     1,739            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $13.01          $16.18           N/A             N/A            N/A
    End of period                          $8.24           $13.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      497             497             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(776)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.48          $11.75         $10.95           N/A
    End of period                          $8.73           $14.23          $12.48         $11.75           N/A
  Accumulation units outstanding
  at the end of period                      296             296             296             296            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1034)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.29          $13.79           N/A            N/A
    End of period                          $9.30           $15.67          $14.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       70              86             521             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.97          $10.97         $10.12          $9.62
    End of period                          $8.98           $12.72          $11.97         $10.97          $10.12
  Accumulation units outstanding
  at the end of period                       -              134             265             265            846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(588)

  Accumulation unit value:
    Beginning of period                    $29.52          $27.32          $26.53         $25.74          $24.75
    End of period                          $17.18          $29.52          $27.32         $26.53          $25.74
  Accumulation units outstanding
  at the end of period                      218             234             244             244            244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.93          $19.12          $17.28         $16.98          $15.95
    End of period                          $11.36          $18.93          $19.12         $17.28          $16.98
  Accumulation units outstanding
  at the end of period                      613             616             618             620            620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(549)

  Accumulation unit value:
    Beginning of period                    $25.47          $23.08          $19.52         $19.33          $17.76
    End of period                          $15.48          $25.47          $23.08         $19.52          $19.33
  Accumulation units outstanding
  at the end of period                      622             622             106             106            106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $10.17           N/A            N/A
    End of period                          $7.54           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              931             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(535)

  Accumulation unit value:
    Beginning of period                    $20.15          $19.13          $18.55         $18.36          $17.69
    End of period                          $18.81          $20.15          $19.13         $18.55          $18.36
  Accumulation units outstanding
  at the end of period                     2,581           2,008           2,008           2,009          1,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(588)

  Accumulation unit value:
    Beginning of period                    $17.32          $15.72          $12.09         $10.36          $8.81
    End of period                          $9.47           $17.32          $15.72         $12.09          $10.36
  Accumulation units outstanding
  at the end of period                     1,257            707            1,185            644            644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                    $25.39          $23.88          $23.46           N/A            N/A
    End of period                          $13.89          $25.39          $23.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       41              51             306             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(535)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.74          $15.48         $15.36          $15.38
    End of period                          $17.29          $16.48          $15.74         $15.48          $15.36
  Accumulation units outstanding
  at the end of period                     3,307           3,308           3,315           3,312          2,159

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(776)

  Accumulation unit value:
    Beginning of period                    $19.78          $20.63          $18.28         $16.91           N/A
    End of period                          $11.89          $19.78          $20.63         $18.28           N/A
  Accumulation units outstanding
  at the end of period                       54              54              54             54             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(549)

  Accumulation unit value:
    Beginning of period                    $15.75          $17.17          $14.93         $14.49          $13.36
    End of period                          $9.53           $15.75          $17.17         $14.93          $14.49
  Accumulation units outstanding
  at the end of period                     1,034           1,091           1,128           1,128          1,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.03          $12.58          $12.03           N/A            N/A
    End of period                          $7.68           $12.03          $12.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,266           6,266           6,267            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(549)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.33          $11.10         $11.07          $11.05
    End of period                          $12.12          $11.87          $11.33         $11.10          $11.07
  Accumulation units outstanding
  at the end of period                     3,416           2,507           2,507           2,508          1,563

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1166)

  Accumulation unit value:
    Beginning of period                    $6.19           $6.03           $5.54            N/A            N/A
    End of period                          $3.68           $6.19           $6.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,019           1,019            527             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                    $10.54          $11.62          $10.41         $10.83          $10.16
    End of period                          $7.13           $10.54          $11.62         $10.41          $10.83
  Accumulation units outstanding
  at the end of period                     1,211           1,211           1,211           1,211          1,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.96           $9.75           $8.47           $8.25          $7.61
    End of period                          $6.10           $9.96           $9.75           $8.47          $8.25
  Accumulation units outstanding
  at the end of period                     3,694           3,839           3,935           3,935          3,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $11.98          $14.72          $12.60         $12.06          $10.94
    End of period                          $5.82           $11.98          $14.72         $12.60          $12.06
  Accumulation units outstanding
  at the end of period                     1,125           1,124           1,124           1,124          1,124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(588)

  Accumulation unit value:
    Beginning of period                    $20.30          $18.68          $15.11         $13.54          $11.69
    End of period                          $11.41          $20.30          $18.68         $15.11          $13.54
  Accumulation units outstanding
  at the end of period                      640             671             691             691            699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.88          $14.44           N/A             N/A            N/A
    End of period                          $7.86           $13.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,822          15,892           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.99          $10.97           N/A             N/A            N/A
    End of period                          $6.37           $11.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              940             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $36.92          $27.72          $23.31         $17.30          $14.56
    End of period                          $22.59          $36.92          $27.72         $23.31          $17.30
  Accumulation units outstanding
  at the end of period                      266             275             410              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $7.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      890             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(541)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.26          $14.12         $12.81          $11.28
    End of period                          $9.92           $16.14          $15.26         $14.12          $12.81
  Accumulation units outstanding
  at the end of period                      903             485             563             558            559

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(454)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.19          $10.76         $10.47          $9.66
    End of period                          $7.73           $12.59          $12.19         $10.76          $10.47
  Accumulation units outstanding
  at the end of period                     2,884           2,360           2,250           1,992          1,992

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(454)

  Accumulation unit value:
    Beginning of period                    $9.20            N/A
    End of period                          $9.66            N/A
  Accumulation units outstanding
  at the end of period                     1,687            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.67          $20.85           N/A             N/A            N/A
    End of period                          $11.02          $18.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      951             975             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(541)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.58          $13.47         $13.13          $11.36
    End of period                          $9.62           $15.02          $15.58         $13.47          $13.13
  Accumulation units outstanding
  at the end of period                      448              -               49             47              50

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                    $15.22          $14.54          $12.63         $11.27          $10.19
    End of period                          $8.86           $15.22          $14.54         $12.63          $11.27
  Accumulation units outstanding
  at the end of period                     1,495           1,532           1,347           1,131          1,132

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.54           N/A             N/A             N/A            N/A
    End of period                          $10.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,605            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(535)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.19          $13.93         $13.83          $13.72
    End of period                          $14.95          $15.12          $14.19         $13.93          $13.83
  Accumulation units outstanding
  at the end of period                     1,154           1,154           1,155           1,155          1,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $14.11          $12.97         $12.95          $12.59
    End of period                          $9.37           $13.74          $14.11         $12.97          $12.95
  Accumulation units outstanding
  at the end of period                     3,322           2,528           2,547           2,547          1,730

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $16.40          $15.26          $13.41         $12.55          $11.54
    End of period                          $9.82           $16.40          $15.26         $13.41          $12.55
  Accumulation units outstanding
  at the end of period                     3,969           3,978           4,256           5,604          1,385

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.18          $10.53         $10.31          $9.94
    End of period                          $9.94           $11.70          $11.18         $10.53          $10.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -             779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(482)

  Accumulation unit value:
    Beginning of period                    $16.26          $15.20          $13.52         $12.78          $11.65
    End of period                          $10.35          $16.26          $15.20         $13.52          $12.78
  Accumulation units outstanding
  at the end of period                     6,114           7,255           8,234           9,340          10,567

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(482)

  Accumulation unit value:
    Beginning of period                    $11.53           N/A
    End of period                          $11.65           N/A
  Accumulation units outstanding
  at the end of period                      226             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $15.45          $14.44          $13.08         $12.48          $11.57
    End of period                          $11.03          $15.45          $14.44         $13.08          $12.48
  Accumulation units outstanding
  at the end of period                     15,324          15,556          20,733         22,686          23,641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A
    End of period                          $11.57           N/A
  Accumulation units outstanding
  at the end of period                      282             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(498)

  Accumulation unit value:
    Beginning of period                    $27.87          $26.34          $23.53         $22.70          $21.15
    End of period                          $21.76          $27.87          $26.34         $23.53          $22.70
  Accumulation units outstanding
  at the end of period                     1,663           1,801           1,814           1,697          2,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(493)

  Accumulation unit value:
    Beginning of period                    $22.07          $20.78          $17.45         $16.39          $14.64
    End of period                          $14.48          $22.07          $20.78         $17.45          $16.39
  Accumulation units outstanding
  at the end of period                      811             848            1,188            800           1,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $32.23          $29.73          $26.55         $25.42          $23.49
    End of period                          $18.14          $32.23          $29.73         $26.55          $25.42
  Accumulation units outstanding
  at the end of period                     1,175            991             694             695           1,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $22.17           N/A
    End of period                          $23.49           N/A
  Accumulation units outstanding
  at the end of period                      162             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $44.99          $38.98          $37.07         $33.00          $28.79
    End of period                          $26.29          $44.99          $38.98         $37.07          $33.00
  Accumulation units outstanding
  at the end of period                     1,006           1,020           1,030           1,032          1,038

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(435)

  Accumulation unit value:
    Beginning of period                    $16.10          $16.21          $13.72         $13.13          $11.57
    End of period                          $9.44           $16.10          $16.21         $13.72          $13.13
  Accumulation units outstanding
  at the end of period                     1,381           1,523           1,649           3,431          8,829

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(435)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A
    End of period                          $11.57           N/A
  Accumulation units outstanding
  at the end of period                      721             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(884)

  Accumulation unit value:
    Beginning of period                    $13.00          $15.54          $11.58         $11.60           N/A
    End of period                          $8.22           $13.00          $15.54         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     51,032          44,614          35,392          9,733           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.38          $14.41         $13.22          $11.48
    End of period                          $10.91          $18.77          $17.38         $14.41          $13.22
  Accumulation units outstanding
  at the end of period                     40,734          33,738          13,747          4,049           642

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.45          $11.73         $11.11          $10.27
    End of period                          $8.70           $14.18          $12.45         $11.73          $11.11
  Accumulation units outstanding
  at the end of period                     53,813          39,194          31,855         13,688          5,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A
    End of period                          $10.27           N/A
  Accumulation units outstanding
  at the end of period                     1,013            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(492)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.25          $12.65         $11.85          $11.63
    End of period                          $9.26           $15.62          $14.25         $12.65          $11.85
  Accumulation units outstanding
  at the end of period                     15,653          16,817          10,238          6,412          3,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(475)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.93          $10.94         $10.10          $9.38
    End of period                          $8.95           $12.68          $11.93         $10.94          $10.10
  Accumulation units outstanding
  at the end of period                     37,505          34,661          25,372          8,344          4,123

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(475)

  Accumulation unit value:
    Beginning of period                    $9.18            N/A
    End of period                          $9.38            N/A
  Accumulation units outstanding
  at the end of period                     1,089            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                    $30.23          $25.46          $22.83         $22.77          $20.72
    End of period                          $17.11          $30.23          $25.46         $22.83          $22.77
  Accumulation units outstanding
  at the end of period                     8,669           7,398           1,415            564            609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.58            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,575           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(475)

  Accumulation unit value:
    Beginning of period                    $29.33          $27.17          $26.39         $25.62          $23.31
    End of period                          $17.07          $29.33          $27.17         $26.39          $25.62
  Accumulation units outstanding
  at the end of period                     31,508          12,744          4,246           2,466          1,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(475)

  Accumulation unit value:
    Beginning of period                    $22.26           N/A
    End of period                          $23.31           N/A
  Accumulation units outstanding
  at the end of period                      449             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.69          $10.28           N/A             N/A            N/A
    End of period                          $6.57           $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,271          66,273           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.69          $10.95           N/A             N/A            N/A
    End of period                          $6.55           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,286          2,110            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(494)

  Accumulation unit value:
    Beginning of period                    $18.82          $19.02          $17.20         $16.91          $16.32
    End of period                          $11.29          $18.82          $19.02         $17.20          $16.91
  Accumulation units outstanding
  at the end of period                     4,401           5,503           6,084           4,969          4,675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(496)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.96          $19.42         $19.25          $17.38
    End of period                          $15.38          $25.32          $22.96         $19.42          $19.25
  Accumulation units outstanding
  at the end of period                     24,872          17,575          12,186          5,389          3,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.94           $10.00           N/A             N/A            N/A
    End of period                          $6.25           $9.94            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    608,375         493,893           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.15           N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,770          12,989           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.86          $9.86            N/A            N/A
    End of period                          $7.53           $10.89          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    119,788          71,210          21,108           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.75            N/A             N/A            N/A
    End of period                          $6.03           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    230,644         278,396           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(891)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.64          $10.91         $10.85           N/A
    End of period                          $7.69           $11.68          $12.64         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     39,748          34,637          19,472          2,435           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(429)

  Accumulation unit value:
    Beginning of period                    $20.02          $19.01          $18.46         $18.27          $17.37
    End of period                          $18.68          $20.02          $19.01         $18.46          $18.27
  Accumulation units outstanding
  at the end of period                     32,500          30,931          20,665          6,746          5,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(429)

  Accumulation unit value:
    Beginning of period                    $16.99           N/A
    End of period                          $17.37           N/A
  Accumulation units outstanding
  at the end of period                      294             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1941)

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      423             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(909)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.84          $11.27         $11.26           N/A
    End of period                          $8.17           $12.98          $12.84         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     33,896          22,253          14,226           895            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(909)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.20          $9.99            N/A            N/A
    End of period                          $9.74           $10.52          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,496          12,616          8,296            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(577)

  Accumulation unit value:
    Beginning of period                    $17.24          $15.65          $12.05         $10.32          $8.52
    End of period                          $9.42           $17.24          $15.65         $12.05          $10.32
  Accumulation units outstanding
  at the end of period                    111,615          94,730          42,533          7,850          3,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $25.23          $23.74          $21.53         $20.61          $18.02
    End of period                          $13.79          $25.23          $23.74         $21.53          $20.61
  Accumulation units outstanding
  at the end of period                     8,712           4,688            762            1,113          1,001

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(548)

  Accumulation unit value:
    Beginning of period                    $16.38          $15.65          $15.40         $15.29          $15.25
    End of period                          $17.17          $16.38          $15.65         $15.40          $15.29
  Accumulation units outstanding
  at the end of period                     29,746          20,720          6,551           3,315          1,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1084)

  Accumulation unit value:
    Beginning of period                    $14.11          $10.87          $8.77            N/A            N/A
    End of period                          $6.93           $14.11          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,010          53,544          5,171            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(431)

  Accumulation unit value:
    Beginning of period                    $19.68          $20.54          $18.21         $17.01          $13.86
    End of period                          $11.82          $19.68          $20.54         $18.21          $17.01
  Accumulation units outstanding
  at the end of period                     30,764          37,178          19,713         14,271          8,371

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(431)

  Accumulation unit value:
    Beginning of period                    $13.16           N/A
    End of period                          $13.86           N/A
  Accumulation units outstanding
  at the end of period                      957             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $15.67          $17.09          $14.87         $14.44          $12.71
    End of period                          $9.47           $15.67          $17.09         $14.87          $14.44
  Accumulation units outstanding
  at the end of period                     12,711          23,316          14,867         10,038          8,057

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $11.80           N/A
    End of period                          $12.71           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                    $7.42            N/A             N/A             N/A            N/A
    End of period                          $8.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,207            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1340)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.30           N/A             N/A            N/A
    End of period                          $6.16           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    202,798         152,119           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1340)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.98          $12.53          $11.99           N/A            N/A
    End of period                          $7.64           $11.98          $12.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,561         110,495         124,288           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(449)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.30          $11.07         $11.05          $10.83
    End of period                          $12.07          $11.83          $11.30         $11.07          $11.05
  Accumulation units outstanding
  at the end of period                    120,715         140,774          78,957         49,750          20,934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(449)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A
    End of period                          $10.83           N/A
  Accumulation units outstanding
  at the end of period                     5,062            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $6.17           $6.01           $4.49           $4.52          $4.01
    End of period                          $3.66           $6.17           $6.01           $4.49          $4.52
  Accumulation units outstanding
  at the end of period                     23,191          26,818          23,805          6,799          3,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $10.50          $11.58          $10.37         $10.80          $9.92
    End of period                          $7.10           $10.50          $11.58         $10.37          $10.80
  Accumulation units outstanding
  at the end of period                     14,174          8,237           7,496           4,679           998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.46          $11.09           N/A             N/A            N/A
    End of period                          $5.21           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,151         121,963           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(429)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.71           $8.44           $8.23          $7.52
    End of period                          $6.07           $9.91           $9.71           $8.44          $8.23
  Accumulation units outstanding
  at the end of period                     28,569          20,388          11,816         12,000          10,889

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(429)

  Accumulation unit value:
    Beginning of period                    $6.95            N/A
    End of period                          $7.52            N/A
  Accumulation units outstanding
  at the end of period                     4,565            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division(1905)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A             N/A             N/A            N/A
    End of period                          $8.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      282             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division(1905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(599)

  Accumulation unit value:
    Beginning of period                    $11.93          $14.67          $12.56         $12.03          $10.86
    End of period                          $5.79           $11.93          $14.67         $12.56          $12.03
  Accumulation units outstanding
  at the end of period                     45,873          18,705          11,403          2,734          1,514

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.84          $11.32         $10.69          $10.94
    End of period                          $9.47           $12.53          $11.84         $11.32          $10.69
  Accumulation units outstanding
  at the end of period                     47,258          32,076          24,278         17,050          9,780

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1356)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.39           N/A             N/A            N/A
    End of period                          $6.83           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,209          18,083           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.63          $15.08         $13.52          $11.50
    End of period                          $11.37          $20.24          $18.63         $15.08          $13.52
  Accumulation units outstanding
  at the end of period                    129,690         118,856          80,317         45,075          25,241

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A
    End of period                          $11.50           N/A
  Accumulation units outstanding
  at the end of period                     2,184            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.89          $11.88         $10.90          $9.73
    End of period                          $7.84           $13.86          $13.89         $11.88          $10.90
  Accumulation units outstanding
  at the end of period                   2,834,133       2,931,966       1,614,078        556,932         44,342

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1093)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.72          $9.17            N/A            N/A
    End of period                          $6.36           $11.98          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    240,310         134,068          48,981           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.35           N/A             N/A            N/A
    End of period                          $7.33           $12.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,427          49,862           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.40           N/A             N/A            N/A
    End of period                          $6.15           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,086          14,830           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $36.76          $27.61          $23.23         $17.26          $14.02
    End of period                          $22.48          $36.76          $27.61         $23.23          $17.26
  Accumulation units outstanding
  at the end of period                     43,874          35,426          21,887         11,590          1,808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim
30 Division(1905)

  Accumulation unit value:
    Beginning of period                    $8.90            N/A             N/A             N/A            N/A
    End of period                          $9.56            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      283             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim
30 Division(1905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.98           N/A             N/A            N/A
    End of period                          $7.14           $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,356          2,279            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.21          $14.09         $12.79          $11.22
    End of period                          $9.88           $16.09          $15.21         $14.09          $12.79
  Accumulation units outstanding
  at the end of period                    142,153         157,287         141,962         113,625         84,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                     3,582            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(423)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.16          $10.73         $10.45          $9.65
    End of period                          $7.70           $12.55          $12.16         $10.73          $10.45
  Accumulation units outstanding
  at the end of period                    271,998         298,714         224,027         154,644        132,419

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(423)

  Accumulation unit value:
    Beginning of period                    $8.86            N/A
    End of period                          $9.65            N/A
  Accumulation units outstanding
  at the end of period                     12,253           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.18           N/A             N/A            N/A
    End of period                          $6.07           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,895          5,728            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.59          $20.77           N/A             N/A            N/A
    End of period                          $10.97          $18.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,261          41,095           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.54          $13.44         $13.11          $11.34
    End of period                          $9.59           $14.97          $15.54         $13.44          $13.11
  Accumulation units outstanding
  at the end of period                    116,485         134,926         126,439         99,318          71,452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                     2,580            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(599)

  Accumulation unit value:
    Beginning of period                    $6.95           $6.16           $5.72           $5.68          $5.52
    End of period                          $3.87           $6.95           $6.16           $5.72          $5.68
  Accumulation units outstanding
  at the end of period                     76,229          62,598          28,844         16,199          8,839

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.81          $17.90           N/A             N/A            N/A
    End of period                          $9.21           $17.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    233,806         235,934           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(708)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.21          $11.96         $11.07          $10.59
    End of period                          $8.10           $14.39          $13.21         $11.96          $11.07
  Accumulation units outstanding
  at the end of period                    195,587         200,681         146,461         78,484          3,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.50          $12.60         $11.25          $9.70
    End of period                          $8.83           $15.17          $14.50         $12.60          $11.25
  Accumulation units outstanding
  at the end of period                     71,726          71,025          52,322         20,973          11,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A
    End of period                          $9.70            N/A
  Accumulation units outstanding
  at the end of period                     1,082            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1786)

  Accumulation unit value:
    Beginning of period                    $9.20            N/A             N/A             N/A            N/A
    End of period                          $4.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,851            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1786)

  Accumulation unit value:
    Beginning of period                    $8.10            N/A             N/A             N/A            N/A
    End of period                          $4.16            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,378            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.09           N/A             N/A            N/A
    End of period                          $10.35          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,095          7,781            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(429)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.13          $13.87         $13.78          $13.40
    End of period                          $14.87          $15.05          $14.13         $13.87          $13.78
  Accumulation units outstanding
  at the end of period                    174,170         123,194          94,242         24,262          14,344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(429)

  Accumulation unit value:
    Beginning of period                    $13.27           N/A
    End of period                          $13.40           N/A
  Accumulation units outstanding
  at the end of period                      640             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(586)

  Accumulation unit value:
    Beginning of period                    $21.67          $23.74          $21.21         $19.81          $17.84
    End of period                          $12.69          $21.67          $23.74         $21.21          $19.81
  Accumulation units outstanding
  at the end of period                     2,322           6,463           1,933            49              50

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.67          $14.05          $12.92         $12.91          $12.55
    End of period                          $9.32           $13.67          $14.05         $12.92          $12.91
  Accumulation units outstanding
  at the end of period                     59,688          52,867          37,702         17,877          11,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1804)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,123           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1804)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1807)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,499            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                    $20.74          $22.34          $20.08         $19.45          $18.17
    End of period                          $10.78          $20.74          $22.34         $20.08          $19.45
  Accumulation units outstanding
  at the end of period                      672            1,058           1,034            485            261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1935)

  Accumulation unit value:
    Beginning of period                    $5.51            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,595            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1935)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    145,018           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $9.82            N/A             N/A            N/A
    End of period                          $6.27           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,094            405             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.54          $10.40           N/A             N/A            N/A
    End of period                          $7.61           $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,323          4,226            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.54           N/A             N/A            N/A
    End of period                          $6.75           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,530          6,908            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.34            N/A             N/A             N/A            N/A
    End of period                          $7.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,613           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.22            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,129            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $16.32          $15.19          $13.36         $12.51          $11.29
    End of period                          $9.77           $16.32          $15.19         $13.36          $12.51
  Accumulation units outstanding
  at the end of period                     98,779         176,085         160,554         171,501        187,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                      471             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(828)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.17          $10.53         $10.17           N/A
    End of period                          $9.92           $11.69          $11.17         $10.53           N/A
  Accumulation units outstanding
  at the end of period                    365,368         190,587         109,124         28,461           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $16.18          $15.13          $13.47         $12.74          $11.62
    End of period                          $10.30          $16.18          $15.13         $13.47          $12.74
  Accumulation units outstanding
  at the end of period                    543,055         548,154         467,521         363,761        264,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $11.07           N/A
    End of period                          $11.62           N/A
  Accumulation units outstanding
  at the end of period                     30,570           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                    $12.50          $11.79          $10.85         $10.50          $10.28
    End of period                          $9.69           $12.50          $11.79         $10.85          $10.50
  Accumulation units outstanding
  at the end of period                    472,901         385,390         287,099         86,153          5,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(465)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.38          $13.03         $12.44          $11.53
    End of period                          $10.97          $15.37          $14.38         $13.03          $12.44
  Accumulation units outstanding
  at the end of period                    515,341         506,995         452,496         301,759        222,898

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(465)

  Accumulation unit value:
    Beginning of period                    $11.20           N/A
    End of period                          $11.53           N/A
  Accumulation units outstanding
  at the end of period                     13,483           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1051)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.83          $10.14           N/A            N/A
    End of period                          $8.01           $11.64          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,404          22,656          5,549            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.96          $10.00           N/A            N/A
    End of period                          $7.75           $11.81          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,068            576             308             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.03          $10.03           N/A            N/A
    End of period                          $7.57           $11.95          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,868           1,012            753             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1213)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.58          $10.61           N/A            N/A
    End of period                          $8.97           $11.13          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,902          9,784            160             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1213)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $6.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      645             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $27.70          $26.18          $23.41         $22.59          $20.70
    End of period                          $21.61          $27.70          $26.18         $23.41          $22.59
  Accumulation units outstanding
  at the end of period                     70,790          53,478          29,708          8,785          5,890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $19.57           N/A
    End of period                          $20.70           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(603)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.48          $12.13         $12.00          $12.03
    End of period                          $12.93          $12.86          $12.48         $12.13          $12.00
  Accumulation units outstanding
  at the end of period                    215,395         145,677          45,535          3,820          41,458

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(473)

  Accumulation unit value:
    Beginning of period                    $22.01          $20.74          $17.43         $16.37          $14.49
    End of period                          $14.44          $22.01          $20.74         $17.43          $16.37
  Accumulation units outstanding
  at the end of period                     43,158          34,978          21,264          7,822          5,931

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(473)

  Accumulation unit value:
    Beginning of period                    $13.90           N/A
    End of period                          $14.49           N/A
  Accumulation units outstanding
  at the end of period                      830             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $32.02          $29.55          $26.41         $25.30          $23.39
    End of period                          $18.01          $32.02          $29.55         $26.41          $25.30
  Accumulation units outstanding
  at the end of period                    129,039         126,784          67,390         29,584          11,758

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $22.54           N/A
    End of period                          $23.39           N/A
  Accumulation units outstanding
  at the end of period                      213             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $44.70          $38.75          $36.87         $32.84          $28.27
    End of period                          $26.11          $44.70          $38.75         $36.87          $32.84
  Accumulation units outstanding
  at the end of period                     95,548          83,213          46,409         22,283          9,518

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $26.74           N/A
    End of period                          $28.27           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(475)

  Accumulation unit value:
    Beginning of period                    $16.04          $16.16          $13.68         $13.10          $11.55
    End of period                          $9.40           $16.04          $16.16         $13.68          $13.10
  Accumulation units outstanding
  at the end of period                    221,016         229,646         144,615         58,758          27,894

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A
    End of period                          $11.55           N/A
  Accumulation units outstanding
  at the end of period                     1,814            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.62%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1815)

  Accumulation unit value:
    Beginning of period                    $17.53           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,550           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.72           N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,181           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1815)

  Accumulation unit value:
    Beginning of period                    $24.03           N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,809            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $19.28           N/A             N/A             N/A            N/A
    End of period                          $11.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,922           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,284           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.66           N/A             N/A             N/A            N/A
    End of period                          $7.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,741           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1743)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,887           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $37.00           N/A             N/A             N/A            N/A
    End of period                          $22.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,436            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1848)

  Accumulation unit value:
    Beginning of period                    $16.64           N/A             N/A             N/A            N/A
    End of period                          $9.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,660           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1791)

  Accumulation unit value:
    Beginning of period                    $15.51           N/A             N/A             N/A            N/A
    End of period                          $9.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,433           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1743)

  Accumulation unit value:
    Beginning of period                    $15.08           N/A             N/A             N/A            N/A
    End of period                          $10.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,067           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1743)

  Accumulation unit value:
    Beginning of period                    $14.61           N/A             N/A             N/A            N/A
    End of period                          $10.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,792           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(565)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.42          $11.71         $11.10          $10.69
    End of period                          $8.67           $14.14          $12.42         $11.71          $11.10
  Accumulation units outstanding
  at the end of period                      421             421             421             464            234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(544)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.26          $12.65         $11.84          $11.17
    End of period                          $9.26           $15.62          $14.26         $12.65          $11.84
  Accumulation units outstanding
  at the end of period                     1,098           1,132           1,169            23              23

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(1034)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.90          $11.21           N/A            N/A
    End of period                          $8.91           $12.63          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,349           1,349           1,399            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1091)

  Accumulation unit value:
    Beginning of period                    $29.17          $27.02          $24.45           N/A            N/A
    End of period                          $16.97          $29.17          $27.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                       52              52              52             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(494)

  Accumulation unit value:
    Beginning of period                    $25.19          $22.85          $19.34         $19.18          $17.08
    End of period                          $15.29          $25.19          $22.85         $19.34          $19.18
  Accumulation units outstanding
  at the end of period                      172             172             280             304            236

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(494)

  Accumulation unit value:
    Beginning of period                    $19.90          $18.91          $18.36         $18.19          $17.53
    End of period                          $18.56          $19.90          $18.91         $18.36          $18.19
  Accumulation units outstanding
  at the end of period                      125             125             125             222            153

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.59          $12.00         $10.29          $8.81
    End of period                          $9.37           $17.16          $15.59         $12.00          $10.29
  Accumulation units outstanding
  at the end of period                     1,667           1,668           1,710            558            436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(565)

  Accumulation unit value:
    Beginning of period                    $25.08          $23.62          $21.43         $20.52          $18.76
    End of period                          $13.71          $25.08          $23.62         $21.43          $20.52
  Accumulation units outstanding
  at the end of period                      885             885             909             257            131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(565)

  Accumulation unit value:
    Beginning of period                    $16.29          $15.57          $15.33         $15.22          $14.79
    End of period                          $17.07          $16.29          $15.57         $15.33          $15.22
  Accumulation units outstanding
  at the end of period                      494             462             417             406            200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1091)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $8.06            N/A            N/A
    End of period                          $6.93           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      161             162             162             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(531)

  Accumulation unit value:
    Beginning of period                    $19.59          $20.45          $18.15         $16.96          $14.87
    End of period                          $11.76          $19.59          $20.45         $18.15          $16.96
  Accumulation units outstanding
  at the end of period                      143             458             586             613            538

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(515)

  Accumulation unit value:
    Beginning of period                    $15.60          $17.02          $14.82         $14.39          $13.44
    End of period                          $9.43           $15.60          $17.02         $14.82          $14.39
  Accumulation units outstanding
  at the end of period                      347             670             629             619            483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.49          $11.95           N/A            N/A
    End of period                          $7.61           $11.94          $12.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      276             822             767             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(561)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.27          $11.05         $11.03          $10.80
    End of period                          $12.04          $11.80          $11.27         $11.05          $11.03
  Accumulation units outstanding
  at the end of period                     1,166            984             775             572            432

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(561)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(577)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.76          $11.25         $10.65          $10.70
    End of period                          $9.40           $12.45          $11.76         $11.25          $10.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              34

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(457)

  Accumulation unit value:
    Beginning of period                    $20.19          $18.59          $15.05         $13.50          $11.49
    End of period                          $11.33          $20.19          $18.59         $15.05          $13.50
  Accumulation units outstanding
  at the end of period                      900            3,146           3,194           3,069          2,968

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(457)

  Accumulation unit value:
    Beginning of period                    $10.45           N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                     2,424            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.84          $14.43           N/A             N/A            N/A
    End of period                          $7.82           $13.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,998            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1034)

  Accumulation unit value:
    Beginning of period                    $36.62          $27.52          $24.13           N/A            N/A
    End of period                          $22.38          $36.62          $27.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,253           1,253           1,299            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(426)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.18          $14.07         $12.77          $11.21
    End of period                          $9.85           $16.04          $15.18         $14.07          $12.77
  Accumulation units outstanding
  at the end of period                      494            5,264           5,313           5,352          5,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(426)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     5,103            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(426)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.13          $10.72         $10.44          $9.64
    End of period                          $7.68           $12.52          $12.13         $10.72          $10.44
  Accumulation units outstanding
  at the end of period                     3,423           11,723          11,502         11,242          11,086

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(426)

  Accumulation unit value:
    Beginning of period                    $8.97            N/A
    End of period                          $9.64            N/A
  Accumulation units outstanding
  at the end of period                     8,884            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.52          $20.70           N/A             N/A            N/A
    End of period                          $10.92          $18.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              332             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(426)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.51          $13.42         $13.09          $11.33
    End of period                          $9.56           $14.93          $15.51         $13.42          $13.09
  Accumulation units outstanding
  at the end of period                      495            5,264           5,312           5,351          5,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(426)

  Accumulation unit value:
    Beginning of period                    $10.55           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                     5,104            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(577)

  Accumulation unit value:
    Beginning of period                    $6.92           $6.14           $5.71           $5.67          $5.31
    End of period                          $3.85           $6.92           $6.14           $5.71          $5.67
  Accumulation units outstanding
  at the end of period                       -               -               -               -             102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(515)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.46          $12.57         $11.24          $10.19
    End of period                          $8.80           $15.13          $14.46         $12.57          $11.24
  Accumulation units outstanding
  at the end of period                      339            1,333           1,518           1,429          1,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(494)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.07          $13.82         $13.74          $13.52
    End of period                          $14.80          $14.98          $14.07         $13.82          $13.74
  Accumulation units outstanding
  at the end of period                      890             856             946            6,114          5,796

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(494)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.99          $12.87         $12.87          $12.51
    End of period                          $9.27           $13.61          $13.99         $12.87          $12.87
  Accumulation units outstanding
  at the end of period                      137            1,085           1,085           1,222           313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $16.27          $15.13          $13.31         $12.47          $11.47
    End of period                          $9.74           $16.27          $15.13         $13.31          $12.47
  Accumulation units outstanding
  at the end of period                       -               33              30             23              88

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.49           N/A            N/A
    End of period                          $9.90           $11.67          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,285          7,779           7,779            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.07          $13.42         $12.70          $11.59
    End of period                          $10.25          $16.11          $15.07         $13.42          $12.70
  Accumulation units outstanding
  at the end of period                     3,775           13,720          8,746           7,671          7,678

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $10.93           N/A
    End of period                          $11.59           N/A
  Accumulation units outstanding
  at the end of period                     2,498            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.32          $12.98         $12.40          $11.50
    End of period                          $10.92          $15.31          $14.32         $12.98          $12.40
  Accumulation units outstanding
  at the end of period                     15,822          21,193          21,195         21,198          4,715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $11.50           N/A
  Accumulation units outstanding
  at the end of period                     2,096            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                    $27.54          $26.05          $23.30         $22.49          $20.62
    End of period                          $21.48          $27.54          $26.05         $23.30          $22.49
  Accumulation units outstanding
  at the end of period                      566            1,698           1,701           1,722           797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                    $19.85           N/A
    End of period                          $20.62           N/A
  Accumulation units outstanding
  at the end of period                      162             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(631)

  Accumulation unit value:
    Beginning of period                    $12.79          $12.41          $12.07         $11.95          $11.97
    End of period                          $12.86          $12.79          $12.41         $12.07          $11.95
  Accumulation units outstanding
  at the end of period                      563            4,455           4,458             -            2,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(490)

  Accumulation unit value:
    Beginning of period                    $21.96          $20.70          $17.40         $16.35          $14.63
    End of period                          $14.40          $21.96          $20.70         $17.40          $16.35
  Accumulation units outstanding
  at the end of period                     1,110           1,754           1,909           1,086           930

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(490)

  Accumulation unit value:
    Beginning of period                    $31.84          $29.40          $26.29         $25.19          $23.67
    End of period                          $17.90          $31.84          $29.40         $26.29          $25.19
  Accumulation units outstanding
  at the end of period                      400             333             256             256            179

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $44.45          $38.55          $36.70         $32.70          $28.16
    End of period                          $25.95          $44.45          $38.55         $36.70          $32.70
  Accumulation units outstanding
  at the end of period                      124             520             519             516            193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $27.40           N/A
    End of period                          $28.16           N/A
  Accumulation units outstanding
  at the end of period                       59             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $15.98          $16.11          $13.65         $13.07          $11.53
    End of period                          $9.36           $15.98          $16.11         $13.65          $13.07
  Accumulation units outstanding
  at the end of period                      362            1,311           1,311           1,451           456

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A
    End of period                          $11.53           N/A
  Accumulation units outstanding
  at the end of period                      149             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $12.98          $15.53          $11.57         $10.51           N/A
    End of period                          $8.21           $12.98          $15.53         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     9,841           5,235           13,065           899            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(898)

  Accumulation unit value:
    Beginning of period                    $18.66          $17.28          $14.33         $13.34           N/A
    End of period                          $10.84          $18.66          $17.28         $14.33           N/A
  Accumulation units outstanding
  at the end of period                     5,317           5,999           2,617            928            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.42          $11.71         $11.10          $10.26
    End of period                          $8.67           $14.14          $12.42         $11.71          $11.10
  Accumulation units outstanding
  at the end of period                     4,839           4,406           8,130           3,350          3,048

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                    $10.09           N/A
    End of period                          $10.26           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(235)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.22          $12.63         $11.84          $11.26
    End of period                          $9.24           $15.58          $14.22         $12.63          $11.84
  Accumulation units outstanding
  at the end of period                     2,017            351              45             43              45

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(235)

  Accumulation unit value:
    Beginning of period                    $8.27           $8.85
    End of period                          $11.26          $8.27
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(235)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.89          $10.91         $10.08          $9.36
    End of period                          $8.91           $12.63          $11.89         $10.91          $10.08
  Accumulation units outstanding
  at the end of period                     12,266          5,195           3,705           2,608          1,194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(235)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.52
    End of period                          $9.36           $8.37
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(954)

  Accumulation unit value:
    Beginning of period                    $30.04          $25.31          $22.71         $21.63           N/A
    End of period                          $16.99          $30.04          $25.31         $22.71           N/A
  Accumulation units outstanding
  at the end of period                      119            1,264             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,817            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(828)

  Accumulation unit value:
    Beginning of period                    $29.15          $27.01          $26.25         $23.45           N/A
    End of period                          $16.95          $29.15          $27.01         $26.25           N/A
  Accumulation units outstanding
  at the end of period                     8,062           4,010           7,500            386            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.80           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,775          21,859           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $10.13           N/A             N/A            N/A
    End of period                          $6.55           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,799            933             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(447)

  Accumulation unit value:
    Beginning of period                    $18.72          $18.92          $17.12         $16.84          $16.10
    End of period                          $11.22          $18.72          $18.92         $17.12          $16.84
  Accumulation units outstanding
  at the end of period                      379             315             741             601            761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(447)

  Accumulation unit value:
    Beginning of period                    $15.25           N/A
    End of period                          $16.10           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(777)

  Accumulation unit value:
    Beginning of period                    $25.18          $22.84          $19.33         $18.99           N/A
    End of period                          $15.28          $25.18          $22.84         $19.33           N/A
  Accumulation units outstanding
  at the end of period                     1,622           1,199             62             62             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(777)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.11           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    147,867         148,180           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $9.52            N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,901           3,982            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $9.94            N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    150,298          64,967          16,474           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.99            N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,540           3,363            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $10.91         $10.27           N/A
    End of period                          $7.67           $11.66          $12.63         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     3,901           4,730           2,005             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                    $19.90          $18.90          $18.36         $18.19          $17.29
    End of period                          $18.56          $19.90          $18.90         $18.36          $18.19
  Accumulation units outstanding
  at the end of period                     14,843          11,210          5,769           2,525          1,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                    $16.98           N/A
    End of period                          $17.29           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.83          $11.27         $10.32           N/A
    End of period                          $8.15           $12.97          $12.83         $11.27           N/A
  Accumulation units outstanding
  at the end of period                      576            1,555            693             367            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $10.00           N/A            N/A
    End of period                          $9.72           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,142           8,110            399             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.58          $12.00         $10.13           N/A
    End of period                          $9.37           $17.16          $15.58         $12.00           N/A
  Accumulation units outstanding
  at the end of period                     8,408           7,452           13,583          3,460           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(986)

  Accumulation unit value:
    Beginning of period                    $25.07          $23.61          $22.08           N/A            N/A
    End of period                          $13.70          $25.07          $23.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,435           1,231            181             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(986)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $16.28          $15.56          $15.32         $15.21          $14.89
    End of period                          $17.06          $16.28          $15.56         $15.32          $15.21
  Accumulation units outstanding
  at the end of period                     5,377           6,136           2,701           4,480           379

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.51
    End of period                          $14.89          $14.96
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1069)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $9.76            N/A            N/A
    End of period                          $6.92           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,384           14,686          2,713            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(235)

  Accumulation unit value:
    Beginning of period                    $19.58          $20.44          $18.14         $16.95          $13.82
    End of period                          $11.76          $19.58          $20.44         $18.14          $16.95
  Accumulation units outstanding
  at the end of period                     4,564           4,648           2,827           2,128           679

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(235)

  Accumulation unit value:
    Beginning of period                    $10.90          $11.44
    End of period                          $13.82          $10.90
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(722)

  Accumulation unit value:
    Beginning of period                    $15.60          $17.01          $14.81         $14.39          $13.90
    End of period                          $9.42           $15.60          $17.01         $14.81          $14.39
  Accumulation units outstanding
  at the end of period                     11,372          9,602           4,417           3,155           847

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.30           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,866          1,606            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.93          $12.49          $11.95           N/A            N/A
    End of period                          $7.60           $11.93          $12.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,884          25,780          17,926           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.27          $11.05         $11.03          $10.99
    End of period                          $12.03          $11.80          $11.27         $11.05          $11.03
  Accumulation units outstanding
  at the end of period                     56,999          64,943          56,160         50,560          5,167

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.99           $4.47           $4.50          $3.89
    End of period                          $3.65           $6.14           $5.99           $4.47          $4.50
  Accumulation units outstanding
  at the end of period                      245             259            13,774            -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $3.64            N/A
    End of period                          $3.89            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.54          $10.34         $10.77          $9.95
    End of period                          $7.06           $10.45          $11.54         $10.34          $10.77
  Accumulation units outstanding
  at the end of period                     4,935           2,503           1,879           1,014          1,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $9.77            N/A
    End of period                          $9.95            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.45          $11.08           N/A             N/A            N/A
    End of period                          $5.20           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,519          25,173           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(456)

  Accumulation unit value:
    Beginning of period                    $9.87           $9.67           $8.42           $8.21          $7.50
    End of period                          $6.04           $9.87           $9.67           $8.42          $8.21
  Accumulation units outstanding
  at the end of period                     3,827           3,806           2,362           2,884            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(456)

  Accumulation unit value:
    Beginning of period                    $7.01            N/A
    End of period                          $7.50            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.65          $14.34          $12.28         $11.99          $10.74
    End of period                          $5.66           $11.65          $14.34         $12.28          $11.99
  Accumulation units outstanding
  at the end of period                     6,333            172            1,422            229             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A
    End of period                          $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.80          $11.28         $10.66          $10.47
    End of period                          $9.43           $12.48          $11.80         $11.28          $10.66
  Accumulation units outstanding
  at the end of period                     3,551           5,607           4,411           3,100          1,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A
    End of period                          $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1327)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.32           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,075           5,850            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1327)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(456)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.59          $15.05         $13.50          $11.49
    End of period                          $11.33          $20.18          $18.59         $15.05          $13.50
  Accumulation units outstanding
  at the end of period                    107,869         111,556         105,790         89,221          12,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(456)

  Accumulation unit value:
    Beginning of period                    $10.42           N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(779)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.87          $11.87         $11.18           N/A
    End of period                          $7.82           $13.84          $13.87         $11.87           N/A
  Accumulation units outstanding
  at the end of period                    428,044         547,230         223,696         41,703           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(779)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1089)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $9.01            N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,478          1,723             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.33           N/A             N/A            N/A
    End of period                          $7.32           $12.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,309           2,244            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.43           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,363           2,277            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $36.61          $27.51          $23.15         $17.21          $13.12
    End of period                          $22.37          $36.61          $27.51         $23.15          $17.21
  Accumulation units outstanding
  at the end of period                     22,368          23,873          13,462          7,628          3,579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.45           N/A
    End of period                          $13.12           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $16.04          $15.18          $14.07         $12.77          $11.21
    End of period                          $9.85           $16.04          $15.18         $14.07          $12.77
  Accumulation units outstanding
  at the end of period                    106,027         115,619         112,000         97,780          12,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $8.47           $7.51
    End of period                          $11.21          $8.47
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.13          $10.71         $10.43          $9.64
    End of period                          $7.67           $12.51          $12.13         $10.71          $10.43
  Accumulation units outstanding
  at the end of period                    188,166         196,108         158,444         128,104         18,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $7.67           $6.86
    End of period                          $9.64           $7.67
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1347)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.07           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      458             587             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.51          $20.69           N/A             N/A            N/A
    End of period                          $10.92          $18.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,584          15,647           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.50          $13.42         $13.09          $11.33
    End of period                          $9.56           $14.93          $15.50         $13.42          $13.09
  Accumulation units outstanding
  at the end of period                    109,464         119,240         111,126         99,886          12,511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $7.90           $7.02
    End of period                          $11.33          $7.90
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $6.92           $6.14           $5.71           $5.66          $5.69
    End of period                          $3.85           $6.92           $6.14           $5.71          $5.66
  Accumulation units outstanding
  at the end of period                     20,693          14,763          14,513          7,430          2,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $5.65            N/A
    End of period                          $5.69            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.87           N/A             N/A            N/A
    End of period                          $9.19           $17.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,013          45,873           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(753)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.19          $11.96         $10.60           N/A
    End of period                          $8.09           $14.37          $13.19         $11.96           N/A
  Accumulation units outstanding
  at the end of period                     18,449          20,564          20,505         15,839           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.46          $12.57         $11.23          $9.69
    End of period                          $8.80           $15.12          $14.46         $12.57          $11.23
  Accumulation units outstanding
  at the end of period                     21,006          27,422          13,368          4,698          2,833

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $7.00           $7.06
    End of period                          $9.69           $7.00
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.29           N/A             N/A            N/A
    End of period                          $10.34          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,913           834             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.07          $13.82         $13.73          $13.36
    End of period                          $14.79          $14.97          $14.07         $13.82          $13.73
  Accumulation units outstanding
  at the end of period                     12,348          13,424          10,713          5,466          4,145

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.49
    End of period                          $13.36          $12.97
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(986)

  Accumulation unit value:
    Beginning of period                    $21.52          $23.59          $21.82           N/A            N/A
    End of period                          $12.60          $21.52          $23.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                      265            2,255            180             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(986)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.99          $12.87         $12.86          $12.51
    End of period                          $9.27           $13.60          $13.99         $12.87          $12.86
  Accumulation units outstanding
  at the end of period                    116,015         109,800          81,266         64,935          56,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1808)

  Accumulation unit value:
    Beginning of period                    $10.59           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      264             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(447)

  Accumulation unit value:
    Beginning of period                    $20.61          $22.21          $19.97         $19.35          $17.93
    End of period                          $10.70          $20.61          $22.21         $19.97          $19.35
  Accumulation units outstanding
  at the end of period                      812             812            1,733            826            619

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(447)

  Accumulation unit value:
    Beginning of period                    $16.87           N/A
    End of period                          $17.93           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,456            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $7.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,594           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $9.96            N/A             N/A            N/A
    End of period                          $6.74           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,330           1,829            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.98            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      773             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(660)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.12          $13.30         $12.47          $11.34
    End of period                          $9.72           $16.24          $15.12         $13.30          $12.47
  Accumulation units outstanding
  at the end of period                     14,830          13,959          9,323           9,371          9,059

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(660)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.16          $10.52         $10.27           N/A
    End of period                          $9.90           $11.67          $11.16         $10.52           N/A
  Accumulation units outstanding
  at the end of period                     29,923          13,325          3,621           1,460           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(370)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.06          $13.42         $12.70          $11.58
    End of period                          $10.24          $16.11          $15.06         $13.42          $12.70
  Accumulation units outstanding
  at the end of period                     33,199          36,960          39,063         14,601          6,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(370)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A
    End of period                          $11.58           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.77          $10.84         $10.40           N/A
    End of period                          $9.66           $12.48          $11.77         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     95,226          48,728          24,127         23,862           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.32          $12.97         $12.40          $11.50
    End of period                          $10.91          $15.30          $14.32         $12.97          $12.40
  Accumulation units outstanding
  at the end of period                     79,076          99,404         100,339         34,812          5,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $9.93           $9.90
    End of period                          $11.50          $9.93
  Accumulation units outstanding
  at the end of period                     5,051           5,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1199)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.83          $10.68           N/A            N/A
    End of period                          $8.00           $11.63          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,725            -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1199)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1199)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.03          $10.85           N/A            N/A
    End of period                          $7.56           $11.94          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       75             152              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1199)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1168)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.57          $10.32           N/A            N/A
    End of period                          $8.95           $11.12          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,088             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1168)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(447)

  Accumulation unit value:
    Beginning of period                    $27.52          $26.03          $23.28         $22.48          $20.61
    End of period                          $21.46          $27.52          $26.03         $23.28          $22.48
  Accumulation units outstanding
  at the end of period                     2,638           2,195           1,759            488            442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(447)

  Accumulation unit value:
    Beginning of period                    $19.75           N/A
    End of period                          $20.61           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(234)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.41          $12.07         $11.94          $12.05
    End of period                          $12.85          $12.78          $12.41         $12.07          $11.94
  Accumulation units outstanding
  at the end of period                     24,476          20,794          48,347         35,133            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(234)

  Accumulation unit value:
    Beginning of period                    $12.20          $12.20
    End of period                          $12.05          $12.20
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                    $21.95          $20.69          $17.40         $16.35          $15.13
    End of period                          $14.39          $21.95          $20.69         $17.40          $16.35
  Accumulation units outstanding
  at the end of period                     8,276           6,507           3,253           1,672           477

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $31.82          $29.38          $26.27         $25.17          $23.29
    End of period                          $17.89          $31.82          $29.38         $26.27          $25.17
  Accumulation units outstanding
  at the end of period                     6,517           4,951           3,111           1,910           835

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $18.14          $19.29
    End of period                          $23.29          $18.14
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $44.42          $38.53          $36.68         $32.68          $28.16
    End of period                          $25.93          $44.42          $38.53         $36.68          $32.68
  Accumulation units outstanding
  at the end of period                     3,327           7,345           6,367           1,088          1,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $20.65          $21.02
    End of period                          $28.16          $20.65
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(245)

  Accumulation unit value:
    Beginning of period                    $15.98          $16.11          $13.64         $13.07          $11.53
    End of period                          $9.35           $15.98          $16.11         $13.64          $13.07
  Accumulation units outstanding
  at the end of period                     9,627           10,938          9,987           7,578          7,970

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(245)

  Accumulation unit value:
    Beginning of period                    $9.03           $9.14
    End of period                          $11.53          $9.03
  Accumulation units outstanding
  at the end of period                       -               -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1052)

  Accumulation unit value:
    Beginning of period                    $12.97          $15.52          $12.68           N/A            N/A
    End of period                          $8.20           $12.97          $15.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                      742             644             644             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $18.61          $17.24          $14.30         $13.14          $11.48
    End of period                          $10.81          $18.61          $17.24         $14.30          $13.14
  Accumulation units outstanding
  at the end of period                     1,675           1,538           1,074           1,015          1,082

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $10.67           N/A
    End of period                          $11.48           N/A
  Accumulation units outstanding
  at the end of period                      842             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.41          $11.70         $11.09          $10.25
    End of period                          $8.66           $14.12          $12.41         $11.70          $11.09
  Accumulation units outstanding
  at the end of period                     6,552           6,968           10,434         10,583          12,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $10.12           N/A
    End of period                          $10.25           N/A
  Accumulation units outstanding
  at the end of period                     6,998            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.20          $12.61         $11.83          $11.26
    End of period                          $9.22           $15.55          $14.20         $12.61          $11.83
  Accumulation units outstanding
  at the end of period                     4,783           7,488           12,798         27,876          34,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $10.79           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                     24,770           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.88          $10.90         $10.07          $9.35
    End of period                          $8.89           $12.61          $11.88         $10.90          $10.07
  Accumulation units outstanding
  at the end of period                     2,215           1,908           1,974           3,274          13,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $9.00            N/A
    End of period                          $9.35            N/A
  Accumulation units outstanding
  at the end of period                     4,491            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $29.07          $26.94          $26.19         $25.44          $24.57
    End of period                          $16.91          $29.07          $26.94         $26.19          $25.44
  Accumulation units outstanding
  at the end of period                      424             424             757             757           1,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $11.42           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,743           16,624           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $6.54            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      106             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $18.68          $18.88          $17.09         $16.81          $16.07
    End of period                          $11.20          $18.68          $18.88         $17.09          $16.81
  Accumulation units outstanding
  at the end of period                     3,016           3,090           3,235           3,457          4,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $15.25           N/A
    End of period                          $16.07           N/A
  Accumulation units outstanding
  at the end of period                     2,636            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(485)

  Accumulation unit value:
    Beginning of period                    $25.12          $22.79          $19.30         $19.14          $16.38
    End of period                          $15.25          $25.12          $22.79         $19.30          $19.14
  Accumulation units outstanding
  at the end of period                     1,072           1,514           1,769           1,771          3,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(485)

  Accumulation unit value:
    Beginning of period                    $16.52           N/A
    End of period                          $16.38           N/A
  Accumulation units outstanding
  at the end of period                      823             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.05           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,223           1,017            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.37           N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,678           17,661           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.87          $10.87           N/A             N/A            N/A
    End of period                          $7.51           $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,832          38,471           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.38           N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,414           17,125           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1146)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.63          $11.62           N/A            N/A
    End of period                          $7.67           $11.66          $12.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              126             126             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $19.85          $18.86          $18.32         $18.15          $17.26
    End of period                          $18.51          $19.85          $18.86         $18.32          $18.15
  Accumulation units outstanding
  at the end of period                     2,062           3,056           3,110           4,541          4,995

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $16.88           N/A
    End of period                          $17.26           N/A
  Accumulation units outstanding
  at the end of period                     2,713            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $9.72            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      356             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(458)

  Accumulation unit value:
    Beginning of period                    $17.12          $15.55          $11.98         $10.27          $8.53
    End of period                          $9.35           $17.12          $15.55         $11.98          $10.27
  Accumulation units outstanding
  at the end of period                     4,637           6,480           6,898           6,969          7,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(458)

  Accumulation unit value:
    Beginning of period                    $7.71            N/A
    End of period                          $8.53            N/A
  Accumulation units outstanding
  at the end of period                     6,757            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $25.00          $23.55          $21.37         $20.47          $16.50
    End of period                          $13.66          $25.00          $23.55         $21.37          $20.47
  Accumulation units outstanding
  at the end of period                       -             1,158             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(516)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.52          $15.28         $15.18          $15.06
    End of period                          $17.01          $16.24          $15.52         $15.28          $15.18
  Accumulation units outstanding
  at the end of period                     3,249           1,053           1,066           2,326          2,372

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.09          $13.66           N/A             N/A            N/A
    End of period                          $6.92           $14.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      300             300             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(436)

  Accumulation unit value:
    Beginning of period                    $19.55          $20.41          $18.11         $16.93          $13.80
    End of period                          $11.73          $19.55          $20.41         $18.11          $16.93
  Accumulation units outstanding
  at the end of period                     5,541           8,116           13,878         27,246          33,191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(436)

  Accumulation unit value:
    Beginning of period                    $13.04           N/A
    End of period                          $13.80           N/A
  Accumulation units outstanding
  at the end of period                     23,113           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $15.57          $16.98          $14.79         $14.37          $12.66
    End of period                          $9.40           $15.57          $16.98         $14.79          $14.37
  Accumulation units outstanding
  at the end of period                     5,866           8,655           15,493         30,417          37,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $11.76           N/A
    End of period                          $12.66           N/A
  Accumulation units outstanding
  at the end of period                     24,282           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.91          $12.47          $11.93           N/A            N/A
    End of period                          $7.59           $11.91          $12.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,430           9,200           21,139           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(433)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.25          $11.04         $11.02          $10.81
    End of period                          $12.01          $11.78          $11.25         $11.04          $11.02
  Accumulation units outstanding
  at the end of period                       98              87              74            2,268          2,179

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(433)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $10.81           N/A
  Accumulation units outstanding
  at the end of period                       38             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1052)

  Accumulation unit value:
    Beginning of period                    $6.13           $5.98           $5.09            N/A            N/A
    End of period                          $3.64           $6.13           $5.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,340           2,652           2,664            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.52          $10.32         $10.76          $9.89
    End of period                          $7.05           $10.44          $11.52         $10.32          $10.76
  Accumulation units outstanding
  at the end of period                     1,454           1,878           1,886           1,894          1,902

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.08           N/A             N/A            N/A
    End of period                          $5.20           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,112           8,349            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.66           $8.41           $8.20          $7.49
    End of period                          $6.03           $9.85           $9.66           $8.41          $8.20
  Accumulation units outstanding
  at the end of period                     6,305           8,586           8,594          11,456          10,875

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                    $7.00            N/A
    End of period                          $7.49            N/A
  Accumulation units outstanding
  at the end of period                     7,050            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(641)

  Accumulation unit value:
    Beginning of period                    $11.86          $14.59          $12.51         $11.98          $10.68
    End of period                          $5.76           $11.86          $14.59         $12.51          $11.98
  Accumulation units outstanding
  at the end of period                     1,099            638             639             78              78

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.78          $11.27         $10.65          $10.91
    End of period                          $9.41           $12.46          $11.78         $11.27          $10.65
  Accumulation units outstanding
  at the end of period                     7,369            423             430            1,397          1,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(512)

  Accumulation unit value:
    Beginning of period                    $20.16          $18.57          $15.03         $13.49          $11.85
    End of period                          $11.31          $20.16          $18.57         $15.03          $13.49
  Accumulation units outstanding
  at the end of period                      360            3,277            418            2,326          2,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(799)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.86          $11.86         $10.94           N/A
    End of period                          $7.81           $13.83          $13.86         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     48,443          70,181          10,201          9,058           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.97          $10.65           N/A             N/A            N/A
    End of period                          $6.35           $11.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,783            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.32           N/A             N/A            N/A
    End of period                          $7.31           $12.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              112             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $36.55          $27.47          $23.13         $17.19          $14.11
    End of period                          $22.33          $36.55          $27.47         $23.13          $17.19
  Accumulation units outstanding
  at the end of period                     2,986           5,118           5,755           3,142           128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $16.02          $15.16          $14.05         $12.76          $11.21
    End of period                          $9.83           $16.02          $15.16         $14.05          $12.76
  Accumulation units outstanding
  at the end of period                     4,689           6,697           6,263          10,157          9,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $10.63           N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     2,120            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(486)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.12          $10.71         $10.43          $9.63
    End of period                          $7.66           $12.50          $12.12         $10.71          $10.43
  Accumulation units outstanding
  at the end of period                      984            4,915           6,194           9,096          13,492

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(486)

  Accumulation unit value:
    Beginning of period                    $9.63            N/A
    End of period                          $9.63            N/A
  Accumulation units outstanding
  at the end of period                     2,138            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.72            N/A             N/A             N/A            N/A
    End of period                          $6.06            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,915            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.48          $20.66           N/A             N/A            N/A
    End of period                          $10.90          $18.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,873           5,580            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(469)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.49          $13.41         $13.08          $11.33
    End of period                          $9.54           $14.91          $15.49         $13.41          $13.08
  Accumulation units outstanding
  at the end of period                     4,175           1,997           1,583           3,630          2,960

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(469)

  Accumulation unit value:
    Beginning of period                    $10.97           N/A
    End of period                          $11.33           N/A
  Accumulation units outstanding
  at the end of period                      356             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(576)

  Accumulation unit value:
    Beginning of period                    $6.90           $6.13           $5.70           $5.66          $5.34
    End of period                          $3.84           $6.90           $6.13           $5.70          $5.66
  Accumulation units outstanding
  at the end of period                     1,395           2,386           2,401            523           7,179

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(576)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.77          $17.86           N/A             N/A            N/A
    End of period                          $9.19           $17.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,679          25,708           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.19          $11.95         $11.07          $10.48
    End of period                          $8.08           $14.36          $13.19         $11.95          $11.07
  Accumulation units outstanding
  at the end of period                       -             1,484           1,513           1,582          1,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.44          $12.56         $11.23          $9.68
    End of period                          $8.78           $15.10          $14.44         $12.56          $11.23
  Accumulation units outstanding
  at the end of period                     8,784           11,241          14,268         14,821          15,654

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $9.00            N/A
    End of period                          $9.68            N/A
  Accumulation units outstanding
  at the end of period                     7,196            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,074            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $14.95          $14.04          $13.80         $13.71          $13.35
    End of period                          $14.76          $14.95          $14.04         $13.80          $13.71
  Accumulation units outstanding
  at the end of period                     10,540          20,456          21,394         27,088          30,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $13.18           N/A
    End of period                          $13.35           N/A
  Accumulation units outstanding
  at the end of period                     15,407           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.96          $12.85         $12.84          $12.49
    End of period                          $9.25           $13.58          $13.96         $12.85          $12.84
  Accumulation units outstanding
  at the end of period                     17,986          5,465           5,645          11,367          14,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $20.56          $22.15          $19.93         $19.32          $17.90
    End of period                          $10.67          $20.56          $22.15         $19.93          $19.32
  Accumulation units outstanding
  at the end of period                     2,186           2,041           2,089           2,185          2,893

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $16.82           N/A
    End of period                          $17.90           N/A
  Accumulation units outstanding
  at the end of period                     2,319            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $16.21          $15.10          $13.28         $12.45          $11.24
    End of period                          $9.70           $16.21          $15.10         $13.28          $12.45
  Accumulation units outstanding
  at the end of period                     41,123          48,734          64,067         98,669         156,593

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     62,067           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(1067)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.16          $10.72           N/A            N/A
    End of period                          $9.89           $11.66          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,431            789             276             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $16.07          $15.04          $13.40         $12.68          $11.57
    End of period                          $10.22          $16.07          $15.04         $13.40          $12.68
  Accumulation units outstanding
  at the end of period                     72,043          71,568          73,879         76,220          89,807

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A
    End of period                          $11.57           N/A
  Accumulation units outstanding
  at the end of period                     15,265           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(775)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.78          $10.85         $10.48           N/A
    End of period                          $9.67           $12.48          $11.78         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     1,246           2,481            896             104            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.29          $12.95         $12.38          $11.49
    End of period                          $10.89          $15.27          $14.29         $12.95          $12.38
  Accumulation units outstanding
  at the end of period                     50,143         107,963         115,087         123,852        111,004

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                     69,185           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,854           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $27.45          $25.97          $23.24         $22.44          $20.58
    End of period                          $21.40          $27.45          $25.97         $23.24          $22.44
  Accumulation units outstanding
  at the end of period                     2,937           5,040           4,878           5,513          9,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $19.42           N/A
    End of period                          $20.58           N/A
  Accumulation units outstanding
  at the end of period                     3,294            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(430)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.38          $12.04         $11.92          $12.03
    End of period                          $12.81          $12.75          $12.38         $12.04          $11.92
  Accumulation units outstanding
  at the end of period                     6,543            534             564           24,303          1,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(430)

  Accumulation unit value:
    Beginning of period                    $12.06           N/A
    End of period                          $12.03           N/A
  Accumulation units outstanding
  at the end of period                     4,696            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(448)

  Accumulation unit value:
    Beginning of period                    $21.93          $20.68          $17.39         $16.35          $14.48
    End of period                          $14.37          $21.93          $20.68         $17.39          $16.35
  Accumulation units outstanding
  at the end of period                     1,610           2,388           2,541           2,040          2,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(448)

  Accumulation unit value:
    Beginning of period                    $13.58           N/A
    End of period                          $14.48           N/A
  Accumulation units outstanding
  at the end of period                     2,018            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $31.74          $29.31          $26.22         $25.13          $23.25
    End of period                          $17.84          $31.74          $29.31         $26.22          $25.13
  Accumulation units outstanding
  at the end of period                     5,458           5,665           3,914           4,362          4,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $21.90           N/A
    End of period                          $23.25           N/A
  Accumulation units outstanding
  at the end of period                     1,471            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $44.31          $38.44          $36.60         $32.62          $28.10
    End of period                          $25.86          $44.31          $38.44         $36.60          $32.62
  Accumulation units outstanding
  at the end of period                     3,819           7,795           8,416          14,710          18,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $26.40           N/A
    End of period                          $28.10           N/A
  Accumulation units outstanding
  at the end of period                     10,946           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $15.95          $16.09          $13.63         $13.05          $11.52
    End of period                          $9.34           $15.95          $16.09         $13.63          $13.05
  Accumulation units outstanding
  at the end of period                     8,783           10,308          10,816         12,620          15,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A
    End of period                          $11.52           N/A
  Accumulation units outstanding
  at the end of period                     7,846            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(866)

  Accumulation unit value:
    Beginning of period                    $12.96          $15.51          $11.57         $11.11           N/A
    End of period                          $8.19           $12.96          $15.51         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     5,596           5,513           10,979          1,975           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.18          $15.50           N/A            N/A
    End of period                          $10.76          $18.54          $17.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,578          7,550           1,871            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(205)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.39          $11.68         $11.08          $10.25
    End of period                          $8.64           $14.09          $12.39         $11.68          $11.08
  Accumulation units outstanding
  at the end of period                     1,662           1,654           2,084           1,706          1,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(205)

  Accumulation unit value:
    Beginning of period                    $8.01           $7.85
    End of period                          $10.25          $8.01
  Accumulation units outstanding
  at the end of period                     1,749            409

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(352)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.18          $12.60         $11.82          $11.25
    End of period                          $9.20           $15.52          $14.18         $12.60          $11.82
  Accumulation units outstanding
  at the end of period                      472            1,049           1,130           1,234          1,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(352)

  Accumulation unit value:
    Beginning of period                    $9.50            N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                     1,349            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(248)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.85          $10.88         $10.05          $9.34
    End of period                          $8.87           $12.58          $11.85         $10.88          $10.05
  Accumulation units outstanding
  at the end of period                     4,453           2,461           2,501           6,746          2,565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(248)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.36
    End of period                          $9.34           $8.36
  Accumulation units outstanding
  at the end of period                     1,750            195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.62           N/A             N/A             N/A            N/A
    End of period                          $16.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       87             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(629)

  Accumulation unit value:
    Beginning of period                    $28.96          $26.85          $26.11         $25.37          $22.77
    End of period                          $16.84          $28.96          $26.85         $26.11          $25.37
  Accumulation units outstanding
  at the end of period                     2,118           3,090           1,395           1,415           879

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $11.77           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,897          12,187           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $6.54            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,069            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(415)

  Accumulation unit value:
    Beginning of period                    $18.61          $18.82          $17.04         $16.77          $16.04
    End of period                          $11.16          $18.61          $18.82         $17.04          $16.77
  Accumulation units outstanding
  at the end of period                     2,732           2,809           2,888           2,840          2,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(415)

  Accumulation unit value:
    Beginning of period                    $14.85           N/A
    End of period                          $16.04           N/A
  Accumulation units outstanding
  at the end of period                     1,126            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                    $25.04          $22.72          $19.24         $19.09          $17.48
    End of period                          $15.19          $25.04          $22.72         $19.24          $19.09
  Accumulation units outstanding
  at the end of period                      244             244             244             311            312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.41           N/A             N/A            N/A
    End of period                          $6.23           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,468           1,226            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.68           N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,664           3,514            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1111)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.86          $9.98            N/A            N/A
    End of period                          $7.51           $10.87          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,848           7,761           3,145            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.61           N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,615           3,433            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(929)

  Accumulation unit value:
    Beginning of period                    $11.65          $12.62          $10.91         $10.31           N/A
    End of period                          $7.66           $11.65          $12.62         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     1,380            790             817             848            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(929)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $19.77          $18.80          $18.26         $18.10          $17.22
    End of period                          $18.43          $19.77          $18.80         $18.26          $18.10
  Accumulation units outstanding
  at the end of period                     6,367           6,798           3,192           7,523          14,634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.43
    End of period                          $17.22          $15.43
  Accumulation units outstanding
  at the end of period                     1,252             42






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1033)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.81          $11.87           N/A            N/A
    End of period                          $8.14           $12.95          $12.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1033)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.06           N/A            N/A
    End of period                          $9.71           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,155           2,262           2,101            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(453)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.51          $11.95         $10.25          $8.51
    End of period                          $9.32           $17.07          $15.51         $11.95          $10.25
  Accumulation units outstanding
  at the end of period                     21,222          12,840          15,174         13,395          1,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(453)

  Accumulation unit value:
    Beginning of period                    $7.85            N/A
    End of period                          $8.51            N/A
  Accumulation units outstanding
  at the end of period                      255             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $24.91          $23.47          $21.30         $20.41          $17.59
    End of period                          $13.61          $24.91          $23.47         $21.30          $20.41
  Accumulation units outstanding
  at the end of period                     1,084           1,740           1,972           1,997          1,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.26
    End of period                          $17.59          $13.19
  Accumulation units outstanding
  at the end of period                      518             210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $16.17          $15.47          $15.23         $15.14          $14.83
    End of period                          $16.94          $16.17          $15.47         $15.23          $15.14
  Accumulation units outstanding
  at the end of period                     6,882           7,107           6,853           7,447          17,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.91
    End of period                          $14.83          $14.91
  Accumulation units outstanding
  at the end of period                     1,691            109






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.08          $12.18           N/A             N/A            N/A
    End of period                          $6.92           $14.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,949          11,551           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(248)

  Accumulation unit value:
    Beginning of period                    $19.49          $20.36          $18.07         $16.89          $13.78
    End of period                          $11.69          $19.49          $20.36         $18.07          $16.89
  Accumulation units outstanding
  at the end of period                     4,253           6,701           5,063           5,132          4,331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(248)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.87
    End of period                          $13.78          $10.87
  Accumulation units outstanding
  at the end of period                     1,870             60






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(352)

  Accumulation unit value:
    Beginning of period                    $15.52          $16.94          $14.75         $14.34          $12.64
    End of period                          $9.37           $15.52          $16.94         $14.75          $14.34
  Accumulation units outstanding
  at the end of period                     1,678           1,983           1,872           2,809          2,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(352)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A
    End of period                          $12.64           N/A
  Accumulation units outstanding
  at the end of period                     2,134            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.85            N/A             N/A             N/A            N/A
    End of period                          $6.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,460            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.88          $12.44          $11.90           N/A            N/A
    End of period                          $7.57           $11.88          $12.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,355          37,103          71,056           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.24          $11.03         $11.02          $10.64
    End of period                          $11.99          $11.76          $11.24         $11.03          $11.02
  Accumulation units outstanding
  at the end of period                     8,530           9,778           9,434           7,509          11,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(582)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.97           $4.46           $4.49          $3.94
    End of period                          $3.63           $6.12           $5.97           $4.46          $4.49
  Accumulation units outstanding
  at the end of period                     1,008           1,008           1,008           1,008          1,008

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.44          $11.07           N/A             N/A            N/A
    End of period                          $5.20           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,651           546             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(352)

  Accumulation unit value:
    Beginning of period                    $9.83           $9.64           $8.39           $8.18          $7.48
    End of period                          $6.01           $9.83           $9.64           $8.39          $8.18
  Accumulation units outstanding
  at the end of period                     4,418           6,224           6,734           6,172          6,351

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(352)

  Accumulation unit value:
    Beginning of period                    $6.67            N/A
    End of period                          $7.48            N/A
  Accumulation units outstanding
  at the end of period                     3,418            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(579)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.75          $11.25         $10.63          $10.66
    End of period                          $9.38           $12.43          $11.75         $11.25          $10.63
  Accumulation units outstanding
  at the end of period                     6,154           7,267           19,413         21,242          15,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.01            N/A             N/A             N/A            N/A
    End of period                          $6.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(579)

  Accumulation unit value:
    Beginning of period                    $20.12          $18.54          $15.02         $13.48          $11.03
    End of period                          $11.29          $20.12          $18.54         $15.02          $13.48
  Accumulation units outstanding
  at the end of period                     17,159          11,983          11,541          9,956          12,026

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.86          $11.86         $10.90          $10.50
    End of period                          $7.81           $13.82          $13.86         $11.86          $10.90
  Accumulation units outstanding
  at the end of period                    302,449         285,276          9,295           4,936          11,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.82           N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,328            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.31           N/A             N/A            N/A
    End of period                          $7.30           $12.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,839            773             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.25           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,656           3,552            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $36.45          $27.41          $23.08         $17.16          $13.75
    End of period                          $22.27          $36.45          $27.41         $23.08          $17.16
  Accumulation units outstanding
  at the end of period                     3,777           2,039           1,258           5,444           578

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $7.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      688             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(382)

  Accumulation unit value:
    Beginning of period                    $15.99          $15.14          $14.04         $12.75          $11.20
    End of period                          $9.81           $15.99          $15.14         $14.04          $12.75
  Accumulation units outstanding
  at the end of period                     20,348          23,075          24,453         25,406          23,951

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(382)

  Accumulation unit value:
    Beginning of period                    $9.58            N/A
    End of period                          $11.20           N/A
  Accumulation units outstanding
  at the end of period                      983             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.10          $10.69         $10.42          $9.63
    End of period                          $7.65           $12.48          $12.10         $10.69          $10.42
  Accumulation units outstanding
  at the end of period                     25,471          31,161          31,040         32,201          38,263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $8.60            N/A
    End of period                          $9.63            N/A
  Accumulation units outstanding
  at the end of period                      530             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1316)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.19           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,855            671             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.44          $20.61           N/A             N/A            N/A
    End of period                          $10.87          $18.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,045          18,256           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(415)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.47          $13.39         $13.07          $11.32
    End of period                          $9.52           $14.88          $15.47         $13.39          $13.07
  Accumulation units outstanding
  at the end of period                     13,160          15,227          14,832         15,282          15,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(415)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                      360             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                    $6.89           $6.12           $5.69           $5.65          $5.21
    End of period                          $3.83           $6.89           $6.12           $5.69          $5.65
  Accumulation units outstanding
  at the end of period                       93              94              94             95              96

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.75          $17.85           N/A             N/A            N/A
    End of period                          $9.17           $17.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,963          8,754            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(863)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.20          $11.97         $11.11           N/A
    End of period                          $8.08           $14.37          $13.20         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     2,937           2,648           2,860           2,582           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.42          $12.54         $11.21          $9.67
    End of period                          $8.76           $15.07          $14.42         $12.54          $11.21
  Accumulation units outstanding
  at the end of period                     5,587           5,637           4,840           4,773          3,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $7.96            N/A
    End of period                          $9.67            N/A
  Accumulation units outstanding
  at the end of period                     1,403            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.02           N/A             N/A            N/A
    End of period                          $10.33          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,210          13,557           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.00          $13.76         $13.68          $13.33
    End of period                          $14.71          $14.90          $14.00         $13.76          $13.68
  Accumulation units outstanding
  at the end of period                     12,994          29,925          32,722         29,135          27,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.62
    End of period                          $13.33          $12.94
  Accumulation units outstanding
  at the end of period                     8,556            407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $21.39          $23.46          $20.98         $19.62          $17.65
    End of period                          $12.51          $21.39          $23.46         $20.98          $19.62
  Accumulation units outstanding
  at the end of period                     1,068           1,068             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $15.76           N/A
    End of period                          $17.65           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.92          $12.81         $12.82          $12.47
    End of period                          $9.22           $13.54          $13.92         $12.81          $12.82
  Accumulation units outstanding
  at the end of period                     10,087          11,609          14,220         24,614          23,731

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(352)

  Accumulation unit value:
    Beginning of period                    $20.48          $22.08          $19.87         $19.26          $17.85
    End of period                          $10.63          $20.48          $22.08         $19.87          $19.26
  Accumulation units outstanding
  at the end of period                      918            1,629           1,926           2,136          2,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(352)

  Accumulation unit value:
    Beginning of period                    $16.31           N/A
    End of period                          $17.85           N/A
  Accumulation units outstanding
  at the end of period                     1,583            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,916            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $16.16          $15.06          $13.25         $12.43          $11.22
    End of period                          $9.67           $16.16          $15.06         $13.25          $12.43
  Accumulation units outstanding
  at the end of period                     66,358         152,401         171,756         172,255        175,852

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $10.02           N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                     6,876            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.15          $10.51         $10.31          $9.94
    End of period                          $9.88           $11.65          $11.15         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                     21,383          15,173          4,347             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.00          $13.36         $12.65          $11.55
    End of period                          $10.19          $16.03          $15.00         $13.36          $12.65
  Accumulation units outstanding
  at the end of period                    122,176         137,908         133,092         134,163        125,662

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $9.14            N/A
    End of period                          $11.55           N/A
  Accumulation units outstanding
  at the end of period                     24,416           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.76          $10.84         $10.50          $10.29
    End of period                          $9.64           $12.46          $11.76         $10.84          $10.50
  Accumulation units outstanding
  at the end of period                     24,655          17,824          13,997         10,581          23,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.25          $12.92         $12.35          $11.47
    End of period                          $10.85          $15.23          $14.25         $12.92          $12.35
  Accumulation units outstanding
  at the end of period                     23,289          57,993          52,957         54,564          54,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.31
    End of period                          $11.47          $9.91
  Accumulation units outstanding
  at the end of period                     21,620          1,641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(382)

  Accumulation unit value:
    Beginning of period                    $27.35          $25.88          $23.16         $22.37          $20.52
    End of period                          $21.32          $27.35          $25.88         $23.16          $22.37
  Accumulation units outstanding
  at the end of period                     2,835           4,278           4,888           4,964          5,054

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(382)

  Accumulation unit value:
    Beginning of period                    $18.55           N/A
    End of period                          $20.52           N/A
  Accumulation units outstanding
  at the end of period                     3,591            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.74           N/A             N/A             N/A            N/A
    End of period                          $12.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      112             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                    $21.89          $20.65          $17.37         $16.33          $14.48
    End of period                          $14.35          $21.89          $20.65         $17.37          $16.33
  Accumulation units outstanding
  at the end of period                     1,890           3,329           1,451           1,520           229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                    $13.18           N/A
    End of period                          $14.48           N/A
  Accumulation units outstanding
  at the end of period                      245             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(352)

  Accumulation unit value:
    Beginning of period                    $31.62          $29.21          $26.13         $25.05          $23.19
    End of period                          $17.77          $31.62          $29.21         $26.13          $25.05
  Accumulation units outstanding
  at the end of period                     8,916           6,173           3,527           3,374          2,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(352)

  Accumulation unit value:
    Beginning of period                    $20.79           N/A
    End of period                          $23.19           N/A
  Accumulation units outstanding
  at the end of period                     1,470            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $44.18          $38.34          $36.51         $32.55          $28.05
    End of period                          $25.78          $44.18          $38.34         $36.51          $32.55
  Accumulation units outstanding
  at the end of period                     2,552           2,687           2,022           1,520          1,306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $24.14           N/A
    End of period                          $28.05           N/A
  Accumulation units outstanding
  at the end of period                      898             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(205)

  Accumulation unit value:
    Beginning of period                    $15.92          $16.05          $13.60         $13.04          $11.51
    End of period                          $9.31           $15.92          $16.05         $13.60          $13.04
  Accumulation units outstanding
  at the end of period                     11,919          12,193          11,798         12,531          13,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(205)

  Accumulation unit value:
    Beginning of period                    $9.01           $7.84
    End of period                          $11.51          $9.01
  Accumulation units outstanding
  at the end of period                     10,689           656

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.745%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.49          $11.56         $11.53           N/A
    End of period                          $8.18           $12.94          $15.49         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     21,479          22,015          17,035           66             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1133)

  Accumulation unit value:
    Beginning of period                    $18.43          $17.09          $15.55           N/A            N/A
    End of period                          $10.70          $18.43          $17.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,735          30,846          4,158            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(605)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.36          $11.66         $11.06          $10.68
    End of period                          $8.61           $14.06          $12.36         $11.66          $11.06
  Accumulation units outstanding
  at the end of period                     15,102          9,256           9,167            320            294

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(743)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.14          $12.57         $11.24           N/A
    End of period                          $9.17           $15.48          $14.14         $12.57           N/A
  Accumulation units outstanding
  at the end of period                     1,173            363             252             268            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(694)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.82          $10.85         $10.03          $9.45
    End of period                          $8.84           $12.54          $11.82         $10.85          $10.03
  Accumulation units outstanding
  at the end of period                      736            2,727           2,132            135            135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.68          $27.40           N/A             N/A            N/A
    End of period                          $16.78          $29.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      244             510             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,083            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $12.30           N/A             N/A            N/A
    End of period                          $6.55           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,812          11,629           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $6.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      462             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $18.52          $18.74          $16.97         $16.70          $15.12
    End of period                          $11.09          $18.52          $18.74         $16.97          $16.70
  Accumulation units outstanding
  at the end of period                     1,240            990            2,247           2,258          2,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $24.91          $25.83           N/A             N/A            N/A
    End of period                          $15.11          $24.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,419           1,479            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.18           N/A             N/A            N/A
    End of period                          $6.23           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,817          20,703           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.67            N/A             N/A            N/A
    End of period                          $5.78           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,843            210             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1207)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.80           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,153          13,388           595             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1207)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.81            N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,360           3,911            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $11.22           N/A            N/A
    End of period                          $7.64           $11.63          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,972           3,084            458             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $19.66          $18.75           N/A             N/A            N/A
    End of period                          $18.32          $19.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,488           1,187            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.81          $11.52           N/A            N/A
    End of period                          $8.12           $12.93          $12.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,660           1,314            446             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.26           N/A             N/A            N/A
    End of period                          $9.70           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,201            217             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(1055)

  Accumulation unit value:
    Beginning of period                    $17.00          $15.45          $13.73           N/A            N/A
    End of period                          $9.27           $17.00          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,879          62,263          41,278           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(1055)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1108)

  Accumulation unit value:
    Beginning of period                    $24.77          $23.35          $20.74           N/A            N/A
    End of period                          $13.52          $24.77          $23.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,182          17,956          10,268           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                    $16.08          $15.38          $15.16         $15.07          $15.08
    End of period                          $16.84          $16.08          $15.38         $15.16          $15.07
  Accumulation units outstanding
  at the end of period                     15,441          7,333           6,159           6,123          2,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1202)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.86          $10.35           N/A            N/A
    End of period                          $6.91           $14.07          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,206          25,177          1,187            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(820)

  Accumulation unit value:
    Beginning of period                    $19.40          $20.27          $18.01         $15.98           N/A
    End of period                          $11.64          $19.40          $20.27         $18.01           N/A
  Accumulation units outstanding
  at the end of period                     1,324           2,067            884             907            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(733)

  Accumulation unit value:
    Beginning of period                    $15.45          $16.87          $14.69         $14.29          $14.12
    End of period                          $9.32           $15.45          $16.87         $14.69          $14.29
  Accumulation units outstanding
  at the end of period                     18,706          1,696            334             315             21

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.82            N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,946            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.84          $12.40          $11.87           N/A            N/A
    End of period                          $7.53           $11.84          $12.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,862           4,608           11,690           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.22          $11.01         $11.00          $10.81
    End of period                          $11.95          $11.73          $11.22         $11.01          $11.00
  Accumulation units outstanding
  at the end of period                     4,773           3,890           5,471           1,844          1,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.09           $6.38            N/A             N/A            N/A
    End of period                          $3.61           $6.09            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,077           4,386            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.37          $10.77           N/A             N/A            N/A
    End of period                          $7.00           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,834           2,106            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.06           N/A             N/A            N/A
    End of period                          $5.19           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,771          14,239           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1202)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.60           $9.47            N/A            N/A
    End of period                          $5.98           $9.79           $9.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,891            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1203)

  Accumulation unit value:
    Beginning of period                    $11.78          $14.51          $13.98           N/A            N/A
    End of period                          $5.71           $11.78          $14.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,624          2,255           1,094            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1203)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(821)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.70          $11.21         $10.90           N/A
    End of period                          $9.33           $12.37          $11.70         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     7,575           5,945           5,729            54             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(821)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1413)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.37           N/A             N/A            N/A
    End of period                          $6.81           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,508           1,138            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1413)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(629)

  Accumulation unit value:
    Beginning of period                    $20.13          $18.56          $15.04         $13.50          $11.39
    End of period                          $11.29          $20.13          $18.56         $15.04          $13.50
  Accumulation units outstanding
  at the end of period                     18,028          23,925          1,562            142            121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.84          $11.85         $10.90          $9.99
    End of period                          $7.79           $13.80          $13.84         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                    313,931         372,857         226,930         27,303          10,715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1142)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.69            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,951           11,510          18,816           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1142)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.29           N/A             N/A            N/A
    End of period                          $7.29           $12.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,243           1,117            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.68           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,149           14,015           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(815)

  Accumulation unit value:
    Beginning of period                    $36.31          $27.31          $23.01         $19.89           N/A
    End of period                          $22.17          $36.31          $27.31         $23.01           N/A
  Accumulation units outstanding
  at the end of period                     12,517          10,956          6,299            470            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                    $15.95          $15.11          $14.01         $12.08           N/A
    End of period                          $9.78           $15.95          $15.11         $14.01           N/A
  Accumulation units outstanding
  at the end of period                     5,845           5,519           2,123             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(629)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.08          $10.68         $10.41          $9.48
    End of period                          $7.63           $12.45          $12.08         $10.68          $10.41
  Accumulation units outstanding
  at the end of period                     5,639           3,784           2,867           1,162           856

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(629)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.37          $20.54           N/A             N/A            N/A
    End of period                          $10.82          $18.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      492             476             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(646)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $13.36         $13.05          $10.94
    End of period                          $9.49           $14.84          $15.43         $13.36          $13.05
  Accumulation units outstanding
  at the end of period                     6,705           4,008           4,155            293             33

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(618)

  Accumulation unit value:
    Beginning of period                    $6.86           $6.10           $5.67           $5.63          $5.08
    End of period                          $3.82           $6.86           $6.10           $5.67          $5.63
  Accumulation units outstanding
  at the end of period                     9,104           8,454           7,328            183            215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.82           N/A             N/A            N/A
    End of period                          $9.16           $17.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,557          25,962           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(733)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.16          $11.94         $11.07          $11.01
    End of period                          $8.06           $14.33          $13.16         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                     1,562           1,477           1,468            698            515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.39          $12.52         $11.20          $9.54
    End of period                          $8.73           $15.03          $14.39         $12.52          $11.20
  Accumulation units outstanding
  at the end of period                     1,832           2,215           4,166           4,184          4,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1813)

  Accumulation unit value:
    Beginning of period                    $7.78            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,743            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1813)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.46           N/A             N/A            N/A
    End of period                          $10.32          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,380            420             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(605)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.95          $13.72         $13.64          $13.14
    End of period                          $14.64          $14.83          $13.95         $13.72          $13.64
  Accumulation units outstanding
  at the end of period                     13,429          9,331           4,909           5,149          3,470

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.87          $12.77         $12.78          $12.43
    End of period                          $9.17           $13.48          $13.87         $12.77          $12.78
  Accumulation units outstanding
  at the end of period                     14,954          5,976           7,471           7,603          6,509

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1182)

  Accumulation unit value:
    Beginning of period                    $20.37          $21.96          $21.15           N/A            N/A
    End of period                          $10.56          $20.37          $21.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,083           1,089            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.38            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,420           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.12            N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,276            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.10           N/A             N/A            N/A
    End of period                          $7.59           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      689            1,991            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.35            N/A             N/A             N/A            N/A
    End of period                          $6.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,330           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.98            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,148            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.00          $13.21         $12.39          $11.26
    End of period                          $9.62           $16.09          $15.00         $13.21          $12.39
  Accumulation units outstanding
  at the end of period                     20,761          30,110          24,667           874            779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.14          $10.51         $10.31          $10.25
    End of period                          $9.86           $11.63          $11.14         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                     81,528          81,486          24,117         10,748          6,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(605)

  Accumulation unit value:
    Beginning of period                    $15.96          $14.94          $13.32         $12.61          $11.73
    End of period                          $10.14          $15.96          $14.94         $13.32          $12.61
  Accumulation units outstanding
  at the end of period                    111,739          99,815          91,761         56,311          49,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1114)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.75          $10.81           N/A            N/A
    End of period                          $9.63           $12.44          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,792          20,072          3,827            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $15.17          $14.21          $12.89         $12.32          $11.37
    End of period                          $10.81          $15.17          $14.21         $12.89          $12.32
  Accumulation units outstanding
  at the end of period                    109,719          60,743          54,880         43,607          10,292

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $7.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,059           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.78          $11.63           N/A             N/A            N/A
    End of period                          $7.72           $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,852          11,914           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                    $27.20          $25.75          $23.06         $22.28          $21.21
    End of period                          $21.19          $27.20          $25.75         $23.06          $22.28
  Accumulation units outstanding
  at the end of period                     3,771           2,728             60             60              60

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.63          $12.50           N/A             N/A            N/A
    End of period                          $12.68          $12.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,653          8,347            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1133)

  Accumulation unit value:
    Beginning of period                    $21.84          $20.61          $18.71           N/A            N/A
    End of period                          $14.31          $21.84          $20.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,412           12,818           824             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $31.44          $29.06          $26.01         $24.94          $23.43
    End of period                          $17.66          $31.44          $29.06         $26.01          $24.94
  Accumulation units outstanding
  at the end of period                     2,509           3,247           1,161            455            455

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $43.89          $38.11          $36.31         $32.38          $27.98
    End of period                          $25.60          $43.89          $38.11         $36.31          $32.38
  Accumulation units outstanding
  at the end of period                      150             722            2,159           1,488          1,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                    $15.86          $16.00          $13.57         $13.01          $11.96
    End of period                          $9.28           $15.86          $16.00         $13.57          $13.01
  Accumulation units outstanding
  at the end of period                     4,205           5,972           2,350            855            855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.75%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.50          $11.56         $10.15           N/A
    End of period                          $8.18           $12.94          $15.50         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     10,244          15,559          25,422         14,731           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $18.42          $17.08          $14.18         $13.03          $11.40
    End of period                          $10.69          $18.42          $17.08         $14.18          $13.03
  Accumulation units outstanding
  at the end of period                     43,497          22,545          12,039          2,275           890

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $9.32            N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                      685             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.36          $11.66         $11.06          $10.23
    End of period                          $8.61           $14.05          $12.36         $11.66          $11.06
  Accumulation units outstanding
  at the end of period                     16,119          16,863          19,210         16,608          15,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                    $8.90            N/A
    End of period                          $10.23           N/A
  Accumulation units outstanding
  at the end of period                     14,143           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.14          $12.57         $11.80          $11.24
    End of period                          $9.17           $15.48          $14.14         $12.57          $11.80
  Accumulation units outstanding
  at the end of period                     8,845           11,169          16,150         16,555          14,207

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                    $9.02            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     13,267           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.81          $10.85         $10.03          $9.33
    End of period                          $8.83           $12.53          $11.81         $10.85          $10.03
  Accumulation units outstanding
  at the end of period                     45,621          53,634          45,717         46,520          20,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                    $8.64            N/A
    End of period                          $9.33            N/A
  Accumulation units outstanding
  at the end of period                     20,174           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1150)

  Accumulation unit value:
    Beginning of period                    $29.66          $25.02          $22.84           N/A            N/A
    End of period                          $16.77          $29.66          $25.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,183            155             155             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(787)

  Accumulation unit value:
    Beginning of period                    $28.77          $26.68          $25.97         $23.55           N/A
    End of period                          $16.72          $28.77          $26.68         $25.97           N/A
  Accumulation units outstanding
  at the end of period                     3,194            144              28             16             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $11.33           N/A             N/A            N/A
    End of period                          $6.55           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,019          83,497           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.70            N/A             N/A             N/A            N/A
    End of period                          $6.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,271            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(328)

  Accumulation unit value:
    Beginning of period                    $18.51          $18.73          $16.96         $16.70          $15.98
    End of period                          $11.09          $18.51          $18.73         $16.96          $16.70
  Accumulation units outstanding
  at the end of period                     4,087           4,269           4,402           4,534          4,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(328)

  Accumulation unit value:
    Beginning of period                    $13.92           N/A
    End of period                          $15.98           N/A
  Accumulation units outstanding
  at the end of period                     4,392            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(375)

  Accumulation unit value:
    Beginning of period                    $24.89          $22.60          $19.15         $19.01          $16.29
    End of period                          $15.10          $24.89          $22.60         $19.15          $19.01
  Accumulation units outstanding
  at the end of period                     15,254          20,330          16,094         14,900          2,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(375)

  Accumulation unit value:
    Beginning of period                    $14.23           N/A
    End of period                          $16.29           N/A
  Accumulation units outstanding
  at the end of period                     2,791            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $9.98            N/A             N/A            N/A
    End of period                          $6.23           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,059          36,485           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.61           N/A             N/A            N/A
    End of period                          $5.77           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,153           7,028            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.17           N/A            N/A
    End of period                          $7.50           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,224          13,006          2,403            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.61           N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,409           6,866            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $10.90         $10.57           N/A
    End of period                          $7.64           $11.63          $12.61         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     2,676           2,980           7,446           2,084           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(398)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.69          $18.16         $18.01          $17.14
    End of period                          $18.31          $19.65          $18.69         $18.16          $18.01
  Accumulation units outstanding
  at the end of period                     27,206          27,907          27,202         27,646          5,284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(398)

  Accumulation unit value:
    Beginning of period                    $16.35           N/A
    End of period                          $17.14           N/A
  Accumulation units outstanding
  at the end of period                     3,657            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1940)

  Accumulation unit value:
    Beginning of period                    $9.33            N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,380            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.80          $11.26         $10.75           N/A
    End of period                          $8.12           $12.93          $12.80         $11.26           N/A
  Accumulation units outstanding
  at the end of period                      756             772            3,247           2,041           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.19          $10.06           N/A            N/A
    End of period                          $9.70           $10.50          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,358           6,170           3,192            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(383)

  Accumulation unit value:
    Beginning of period                    $16.99          $15.44          $11.91         $10.22          $8.49
    End of period                          $9.27           $16.99          $15.44         $11.91          $10.22
  Accumulation units outstanding
  at the end of period                     75,525          88,707          78,662         38,621          8,557

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(383)

  Accumulation unit value:
    Beginning of period                    $6.80            N/A
    End of period                          $8.49            N/A
  Accumulation units outstanding
  at the end of period                     7,743            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                    $24.75          $23.33          $21.19         $19.76           N/A
    End of period                          $13.51          $24.75          $23.33         $21.19           N/A
  Accumulation units outstanding
  at the end of period                     4,380           6,497            506             506            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(359)

  Accumulation unit value:
    Beginning of period                    $16.07          $15.38          $15.15         $15.07          $14.76
    End of period                          $16.83          $16.07          $15.38         $15.15          $15.07
  Accumulation units outstanding
  at the end of period                     14,049          27,285          28,341         28,725          7,399

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(359)

  Accumulation unit value:
    Beginning of period                    $15.24           N/A
    End of period                          $14.76           N/A
  Accumulation units outstanding
  at the end of period                     5,863            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1078)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.86          $8.78            N/A            N/A
    End of period                          $6.91           $14.07          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,550          7,912           3,249            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(335)

  Accumulation unit value:
    Beginning of period                    $19.39          $20.27          $18.00         $16.84          $13.74
    End of period                          $11.63          $19.39          $20.27         $18.00          $16.84
  Accumulation units outstanding
  at the end of period                     31,634          38,544          32,538         30,964          8,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(335)

  Accumulation unit value:
    Beginning of period                    $11.50           N/A
    End of period                          $13.74           N/A
  Accumulation units outstanding
  at the end of period                     7,631            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $15.44          $16.87          $14.69         $14.29          $12.60
    End of period                          $9.32           $15.44          $16.87         $14.69          $14.29
  Accumulation units outstanding
  at the end of period                     5,079           7,078           7,513           7,546          5,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(335)

  Accumulation unit value:
    Beginning of period                    $9.92            N/A
    End of period                          $12.60           N/A
  Accumulation units outstanding
  at the end of period                     3,475            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                    $7.42            N/A             N/A             N/A            N/A
    End of period                          $8.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       25             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.16            N/A             N/A             N/A            N/A
    End of period                          $6.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,007           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.83          $12.39          $11.86           N/A            N/A
    End of period                          $7.53           $11.83          $12.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,966          83,235         150,628           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(343)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.21          $11.01         $11.00          $10.80
    End of period                          $11.95          $11.73          $11.21         $11.01          $11.00
  Accumulation units outstanding
  at the end of period                     84,301         100,638          98,375         76,858          2,356

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(343)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $10.80           N/A
  Accumulation units outstanding
  at the end of period                      397             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(698)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.94           $4.44           $4.48          $4.28
    End of period                          $3.61           $6.09           $5.94           $4.44          $4.48
  Accumulation units outstanding
  at the end of period                      499            2,898            472             474            191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(698)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.45          $10.27         $10.71          $10.17
    End of period                          $7.00           $10.36          $11.45         $10.27          $10.71
  Accumulation units outstanding
  at the end of period                     1,876           1,877           1,878           2,092          1,154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.43          $11.06           N/A             N/A            N/A
    End of period                          $5.19           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,104          20,942           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(377)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.60           $8.36           $8.16          $7.46
    End of period                          $5.98           $9.79           $9.60           $8.36          $8.16
  Accumulation units outstanding
  at the end of period                     54,170          33,911          32,459         30,940          25,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(377)

  Accumulation unit value:
    Beginning of period                    $6.65            N/A
    End of period                          $7.46            N/A
  Accumulation units outstanding
  at the end of period                     24,593           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(707)

  Accumulation unit value:
    Beginning of period                    $11.78          $14.50          $12.43         $11.92          $11.52
    End of period                          $5.71           $11.78          $14.50         $12.43          $11.92
  Accumulation units outstanding
  at the end of period                     8,448           5,274           4,687           4,687           964

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(533)

  Accumulation unit value:
    Beginning of period                    $12.38          $11.71          $11.22         $10.61          $10.65
    End of period                          $9.34           $12.38          $11.71         $11.22          $10.61
  Accumulation units outstanding
  at the end of period                     24,505          34,169          31,257         26,444          1,717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(363)

  Accumulation unit value:
    Beginning of period                    $20.06          $18.49          $14.99         $13.46          $11.46
    End of period                          $11.25          $20.06          $18.49         $14.99          $13.46
  Accumulation units outstanding
  at the end of period                     72,478          87,681          84,351         79,324          30,667

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(363)

  Accumulation unit value:
    Beginning of period                    $9.50            N/A
    End of period                          $11.46           N/A
  Accumulation units outstanding
  at the end of period                     18,842           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.84          $11.85         $10.90          $9.76
    End of period                          $7.79           $13.79          $13.84         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                   1,183,343       1,496,781       1,048,155        871,347         37,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1123)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.59            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     82,763          16,570          3,669            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.68          $12.29           N/A             N/A            N/A
    End of period                          $7.29           $12.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,518          18,257           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.33           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,472           23,911           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(581)

  Accumulation unit value:
    Beginning of period                    $36.30          $27.31          $23.00         $17.11          $13.77
    End of period                          $22.16          $36.30          $27.31         $23.00          $17.11
  Accumulation units outstanding
  at the end of period                     26,077          24,203          19,273         19,209           784

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,027            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(363)

  Accumulation unit value:
    Beginning of period                    $15.94          $15.10          $14.01         $12.73          $11.19
    End of period                          $9.78           $15.94          $15.10         $14.01          $12.73
  Accumulation units outstanding
  at the end of period                     56,000          89,555          92,836         91,031          43,998

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(363)

  Accumulation unit value:
    Beginning of period                    $9.68            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     28,009           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(335)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.07          $10.67         $10.40          $9.62
    End of period                          $7.62           $12.44          $12.07         $10.67          $10.40
  Accumulation units outstanding
  at the end of period                     89,828         109,256         111,455         116,125         76,446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(335)

  Accumulation unit value:
    Beginning of period                    $8.26            N/A
    End of period                          $9.62            N/A
  Accumulation units outstanding
  at the end of period                     57,273           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.28           N/A             N/A            N/A
    End of period                          $6.05           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      485             530             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.36          $20.53           N/A             N/A            N/A
    End of period                          $10.81          $18.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,307          25,104           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(343)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.43          $13.36         $13.05          $11.31
    End of period                          $9.49           $14.84          $15.43         $13.36          $13.05
  Accumulation units outstanding
  at the end of period                     38,535          63,569          50,964         49,397          37,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(343)

  Accumulation unit value:
    Beginning of period                    $9.27            N/A
    End of period                          $11.31           N/A
  Accumulation units outstanding
  at the end of period                     26,006           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(787)

  Accumulation unit value:
    Beginning of period                    $6.86           $6.09           $5.67           $5.24           N/A
    End of period                          $3.81           $6.86           $6.09           $5.67           N/A
  Accumulation units outstanding
  at the end of period                     8,761           6,834           11,100         12,397           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.82           N/A             N/A            N/A
    End of period                          $9.15           $17.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    112,249          95,456           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.16          $11.94         $11.07          $10.41
    End of period                          $8.05           $14.33          $13.16         $11.94          $11.07
  Accumulation units outstanding
  at the end of period                     27,345          23,117          29,193         50,242           392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.38          $12.51         $11.19          $9.66
    End of period                          $8.73           $15.02          $14.38         $12.51          $11.19
  Accumulation units outstanding
  at the end of period                     37,741          43,695          39,431         34,906          11,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $7.89            N/A
    End of period                          $9.66            N/A
  Accumulation units outstanding
  at the end of period                     6,967            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1927)

  Accumulation unit value:
    Beginning of period                    $3.88            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,815            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.91          $10.02           N/A             N/A            N/A
    End of period                          $10.32          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,238          10,981           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(330)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.94          $13.71         $13.64          $13.29
    End of period                          $14.63          $14.83          $13.94         $13.71          $13.64
  Accumulation units outstanding
  at the end of period                     83,519          93,592          93,867         90,661          21,529

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(330)

  Accumulation unit value:
    Beginning of period                    $13.38           N/A
    End of period                          $13.29           N/A
  Accumulation units outstanding
  at the end of period                     9,226            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(396)

  Accumulation unit value:
    Beginning of period                    $21.25          $23.32          $20.86         $19.52          $17.58
    End of period                          $12.43          $21.25          $23.32         $20.86          $19.52
  Accumulation units outstanding
  at the end of period                      168            1,477           1,497           1,520          1,546

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(396)

  Accumulation unit value:
    Beginning of period                    $15.62           N/A
    End of period                          $17.58           N/A
  Accumulation units outstanding
  at the end of period                     1,574            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.47          $13.86          $12.76         $12.77          $12.42
    End of period                          $9.17           $13.47          $13.86         $12.76          $12.77
  Accumulation units outstanding
  at the end of period                     43,225          60,548          76,867         81,688          22,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(395)

  Accumulation unit value:
    Beginning of period                    $20.35          $21.95          $19.76         $19.17          $17.77
    End of period                          $10.56          $20.35          $21.95         $19.76          $19.17
  Accumulation units outstanding
  at the end of period                     3,358           4,313           5,358           2,329          2,298

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(395)

  Accumulation unit value:
    Beginning of period                    $16.10           N/A
    End of period                          $17.77           N/A
  Accumulation units outstanding
  at the end of period                     1,267            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,810           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.45            N/A             N/A             N/A            N/A
    End of period                          $6.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,360            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.27            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      650             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $16.08          $14.99          $13.20         $12.38          $11.19
    End of period                          $9.61           $16.08          $14.99         $13.20          $12.38
  Accumulation units outstanding
  at the end of period                     35,565          81,802          87,739         81,440          57,474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $9.89            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     13,771           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(704)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.13          $10.51         $10.31          $10.18
    End of period                          $9.86           $11.63          $11.13         $10.51          $10.31
  Accumulation units outstanding
  at the end of period                     87,332          34,805          37,047         68,928          64,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(348)

  Accumulation unit value:
    Beginning of period                    $15.95          $14.93          $13.31         $12.61          $11.52
    End of period                          $10.13          $15.95          $14.93         $13.31          $12.61
  Accumulation units outstanding
  at the end of period                    208,674         349,155         410,552         411,413        243,138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(348)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A
    End of period                          $11.52           N/A
  Accumulation units outstanding
  at the end of period                    159,605           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.75          $10.83         $10.50          $10.00
    End of period                          $9.62           $12.44          $11.75         $10.83          $10.50
  Accumulation units outstanding
  at the end of period                    262,908         296,179         286,878         256,536         55,378

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.19          $12.88         $12.31          $11.43
    End of period                          $10.79          $15.15          $14.19         $12.88          $12.31
  Accumulation units outstanding
  at the end of period                    353,955         383,465         389,065         357,310         54,765

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $11.43           N/A
  Accumulation units outstanding
  at the end of period                     48,504           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(368)

  Accumulation unit value:
    Beginning of period                    $27.18          $25.73          $23.04         $22.26          $20.43
    End of period                          $21.17          $27.18          $25.73         $23.04          $22.26
  Accumulation units outstanding
  at the end of period                     19,328          13,814          14,111         14,338          6,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(368)

  Accumulation unit value:
    Beginning of period                    $18.78           N/A
    End of period                          $20.43           N/A
  Accumulation units outstanding
  at the end of period                     5,176            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(408)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.26          $11.94         $11.83          $11.94
    End of period                          $12.67          $12.62          $12.26         $11.94          $11.83
  Accumulation units outstanding
  at the end of period                     66,999          20,569          21,785          2,619          22,349

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(408)

  Accumulation unit value:
    Beginning of period                    $11.99           N/A
    End of period                          $11.94           N/A
  Accumulation units outstanding
  at the end of period                     1,042            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(387)

  Accumulation unit value:
    Beginning of period                    $21.84          $20.61          $17.34         $16.32          $14.47
    End of period                          $14.30          $21.84          $20.61         $17.34          $16.32
  Accumulation units outstanding
  at the end of period                     9,331           15,771          10,332          9,948          4,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(387)

  Accumulation unit value:
    Beginning of period                    $12.46           N/A
    End of period                          $14.47           N/A
  Accumulation units outstanding
  at the end of period                     3,841            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                    $31.42          $29.04          $25.99         $24.93          $23.09
    End of period                          $17.65          $31.42          $29.04         $25.99          $24.93
  Accumulation units outstanding
  at the end of period                     6,398           4,878           1,739           1,825          1,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                    $20.54           N/A
    End of period                          $23.09           N/A
  Accumulation units outstanding
  at the end of period                     1,097            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(339)

  Accumulation unit value:
    Beginning of period                    $43.86          $38.09          $36.29         $32.37          $27.91
    End of period                          $25.58          $43.86          $38.09         $36.29          $32.37
  Accumulation units outstanding
  at the end of period                     7,114           6,075           6,542           6,503          4,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(339)

  Accumulation unit value:
    Beginning of period                    $23.49           N/A
    End of period                          $27.91           N/A
  Accumulation units outstanding
  at the end of period                     4,327            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(328)

  Accumulation unit value:
    Beginning of period                    $15.85          $16.00          $13.57         $13.01          $11.49
    End of period                          $9.27           $15.85          $16.00         $13.57          $13.01
  Accumulation units outstanding
  at the end of period                     23,629          23,806          22,264         18,930          13,744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(328)

  Accumulation unit value:
    Beginning of period                    $9.32            N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                     12,454           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.77%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(924)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.49          $11.56         $11.04           N/A
    End of period                          $8.17           $12.94          $15.49         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     38,863          32,231          18,949           839            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(924)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $18.37          $17.04          $14.15         $13.01          $11.32
    End of period                          $10.66          $18.37          $17.04         $14.15          $13.01
  Accumulation units outstanding
  at the end of period                     67,570          66,153          17,901           461            341

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(614)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.34          $11.65         $11.05          $10.41
    End of period                          $8.59           $14.03          $12.34         $11.65          $11.05
  Accumulation units outstanding
  at the end of period                     53,739          39,922          23,912          5,056          3,872

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.13          $12.56         $11.79          $10.59
    End of period                          $9.15           $15.46          $14.13         $12.56          $11.79
  Accumulation units outstanding
  at the end of period                     10,887          10,074          1,940           1,331          1,478

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(584)

  Accumulation unit value:
    Beginning of period                    $12.51          $11.80          $10.84         $10.02          $9.05
    End of period                          $8.81           $12.51          $11.80         $10.84          $10.02
  Accumulation units outstanding
  at the end of period                     47,148          52,546          10,626         14,751          14,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                    $29.59          $24.96          $22.43         $22.40          $20.40
    End of period                          $16.72          $29.59          $24.96         $22.43          $22.40
  Accumulation units outstanding
  at the end of period                     37,669          3,860            677             614            616

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.49            N/A             N/A            N/A
    End of period                          $4.46           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,149            838             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(617)

  Accumulation unit value:
    Beginning of period                    $28.71          $26.63          $25.91         $25.20          $23.36
    End of period                          $16.68          $28.71          $26.63         $25.91          $25.20
  Accumulation units outstanding
  at the end of period                     6,303           6,288           3,979           1,031           705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(617)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.67          $10.94           N/A             N/A            N/A
    End of period                          $6.55           $13.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    154,101          70,276           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.05           N/A             N/A            N/A
    End of period                          $6.53           $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,733          2,643            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $18.47          $18.69          $16.93         $16.67          $15.02
    End of period                          $11.06          $18.47          $18.69         $16.93          $16.67
  Accumulation units outstanding
  at the end of period                     5,200           3,423           2,574           1,953           814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(647)

  Accumulation unit value:
    Beginning of period                    $24.84          $22.56          $19.12         $18.98          $15.66
    End of period                          $15.06          $24.84          $22.56         $19.12          $18.98
  Accumulation units outstanding
  at the end of period                     11,586          8,603           2,333            987           1,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(647)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.18           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    200,763         192,224           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.02           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,959          89,559           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.85          $10.00           N/A            N/A
    End of period                          $7.49           $10.86          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,945          98,537          9,151            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $9.88            N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,605          14,372           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.61          $10.90         $10.69           N/A
    End of period                          $7.64           $11.63          $12.61         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     19,274          14,386          8,551            153            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                    $19.60          $18.64          $18.12         $17.98          $17.64
    End of period                          $18.26          $19.60          $18.64         $18.12          $17.98
  Accumulation units outstanding
  at the end of period                     40,622          47,362          22,916          6,271           270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1027)

  Accumulation unit value:
    Beginning of period                    $12.93          $12.80          $11.53           N/A            N/A
    End of period                          $8.12           $12.93          $12.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,641          15,431          3,667            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1203)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $10.18           N/A            N/A
    End of period                          $9.69           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,915          27,824           366             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1203)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(647)

  Accumulation unit value:
    Beginning of period                    $16.95          $15.41          $11.89         $10.20          $8.61
    End of period                          $9.25           $16.95          $15.41         $11.89          $10.20
  Accumulation units outstanding
  at the end of period                    117,582         165,975          49,262          3,850          4,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(647)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $24.70          $23.29          $21.15         $20.27          $18.14
    End of period                          $13.48          $24.70          $23.29         $21.15          $20.27
  Accumulation units outstanding
  at the end of period                     15,253          17,109          4,878            221            278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(636)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.34          $15.12         $15.04          $14.82
    End of period                          $16.78          $16.03          $15.34         $15.12          $15.04
  Accumulation units outstanding
  at the end of period                     53,678          30,373          15,478          3,612          1,141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.86          $9.48            N/A            N/A
    End of period                          $6.90           $14.06          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     80,401          40,242          4,275            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(624)

  Accumulation unit value:
    Beginning of period                    $19.35          $20.23          $17.97         $16.81          $14.50
    End of period                          $11.61          $19.35          $20.23         $17.97          $16.81
  Accumulation units outstanding
  at the end of period                     20,793          13,210          7,107           2,899          1,606

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(714)

  Accumulation unit value:
    Beginning of period                    $15.42          $16.84          $14.68         $14.28          $13.99
    End of period                          $9.31           $15.42          $16.84         $14.68          $14.28
  Accumulation units outstanding
  at the end of period                     10,776          7,162           6,738           3,455            5

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                    $7.42            N/A             N/A             N/A            N/A
    End of period                          $8.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      869             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders
Division(1936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1355)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.56           N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    144,996         100,655           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1355)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.81          $12.37          $11.85           N/A            N/A
    End of period                          $7.52           $11.81          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,536          23,873          36,283           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(643)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.20          $11.00         $10.99          $10.90
    End of period                          $11.93          $11.71          $11.20         $11.00          $10.99
  Accumulation units outstanding
  at the end of period                     76,159          86,981          46,945         15,567          9,257

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                    $6.08           $5.93           $4.66            N/A            N/A
    End of period                          $3.61           $6.08           $5.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,096         181,192          44,221           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(795)

  Accumulation unit value:
    Beginning of period                    $10.35          $11.43          $10.26         $10.22           N/A
    End of period                          $6.98           $10.35          $11.43         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     2,021           2,698            615             403            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.06           N/A             N/A            N/A
    End of period                          $5.19           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    131,204         169,000           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(653)

  Accumulation unit value:
    Beginning of period                    $9.77           $9.58           $8.35           $8.15          $7.41
    End of period                          $5.97           $9.77           $9.58           $8.35          $8.15
  Accumulation units outstanding
  at the end of period                     61,665          47,077          8,836          16,173          9,360

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(636)

  Accumulation unit value:
    Beginning of period                    $11.72          $14.44          $12.38         $11.90          $10.41
    End of period                          $5.68           $11.72          $14.44         $12.38          $11.90
  Accumulation units outstanding
  at the end of period                     38,658          16,971          6,780            29              30

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(614)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.69          $11.20         $10.59          $10.35
    End of period                          $9.32           $12.35          $11.69         $11.20          $10.59
  Accumulation units outstanding
  at the end of period                     39,849          29,011          14,930          2,072           886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1362)

  Accumulation unit value:
    Beginning of period                    $9.88           $10.28           N/A             N/A            N/A
    End of period                          $6.81           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,909          5,628            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1362)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(638)

  Accumulation unit value:
    Beginning of period                    $20.04          $18.48          $14.97         $13.45          $11.24
    End of period                          $11.24          $20.04          $18.48         $14.97          $13.45
  Accumulation units outstanding
  at the end of period                     65,204          69,809          37,426         12,242          3,996

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.83          $11.85         $10.90          $10.40
    End of period                          $7.78           $13.78          $13.83         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                   1,318,924       1,509,332        769,913         202,746         15,926

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.71          $9.75            N/A            N/A
    End of period                          $6.33           $11.95          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                    152,092          81,961          6,041            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.67          $12.28           N/A             N/A            N/A
    End of period                          $7.28           $12.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,199          15,214           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1376)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.16           N/A             N/A            N/A
    End of period                          $6.13           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,608          9,982            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1376)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(714)

  Accumulation unit value:
    Beginning of period                    $36.24          $27.27          $22.98         $17.09          $17.52
    End of period                          $22.13          $36.24          $27.27         $22.98          $17.09
  Accumulation units outstanding
  at the end of period                     57,258          37,014          15,145          5,274            4

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.95           N/A             N/A            N/A
    End of period                          $7.11           $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,643           2,924            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(637)

  Accumulation unit value:
    Beginning of period                    $15.92          $15.09          $14.00         $12.72          $10.82
    End of period                          $9.76           $15.92          $15.09         $14.00          $12.72
  Accumulation units outstanding
  at the end of period                     42,506          44,530          20,860          9,165          5,462

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(637)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(584)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.06          $10.66         $10.40          $9.42
    End of period                          $7.61           $12.42          $12.06         $10.66          $10.40
  Accumulation units outstanding
  at the end of period                    126,337          93,701          62,638         39,047          23,079

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.82           $10.18           N/A             N/A            N/A
    End of period                          $6.05           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,328          6,711            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.33          $20.50           N/A             N/A            N/A
    End of period                          $10.79          $18.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,705          13,056           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                    $14.82          $15.41          $13.35         $13.04          $10.44
    End of period                          $9.48           $14.82          $15.41         $13.35          $13.04
  Accumulation units outstanding
  at the end of period                     28,301          25,336          21,295          8,101          4,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(636)

  Accumulation unit value:
    Beginning of period                    $6.84           $6.08           $5.66           $5.62          $4.79
    End of period                          $3.80           $6.84           $6.08           $5.66          $5.62
  Accumulation units outstanding
  at the end of period                     27,931          27,201          9,791            159            160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.71          $17.81           N/A             N/A            N/A
    End of period                          $9.15           $17.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    151,216         140,356           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.16          $11.94         $10.52           N/A
    End of period                          $8.05           $14.32          $13.16         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     97,754         101,381          93,462          3,603           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $14.65          $14.03          $12.21         $10.92          $9.75
    End of period                          $8.51           $14.65          $14.03         $12.21          $10.92
  Accumulation units outstanding
  at the end of period                     35,720          34,841          29,181          8,805          3,244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1777)

  Accumulation unit value:
    Beginning of period                    $8.77            N/A             N/A             N/A            N/A
    End of period                          $4.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      653             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1777)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1777)

  Accumulation unit value:
    Beginning of period                    $7.76            N/A             N/A             N/A            N/A
    End of period                          $4.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,352           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1777)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.90          $10.03           N/A             N/A            N/A
    End of period                          $10.31          $10.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    316,233          26,173           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(614)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.92          $13.69         $13.62          $13.26
    End of period                          $14.60          $14.80          $13.92         $13.69          $13.62
  Accumulation units outstanding
  at the end of period                    152,299          89,752          70,873         98,419          11,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                    $21.20          $23.27          $20.82         $19.98           N/A
    End of period                          $12.39          $21.20          $23.27         $20.82           N/A
  Accumulation units outstanding
  at the end of period                     5,165           4,547           4,103            82             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.84          $12.74         $12.76          $12.41
    End of period                          $9.15           $13.44          $13.84         $12.74          $12.76
  Accumulation units outstanding
  at the end of period                     40,952         103,592          97,662          9,260          86,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1862)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,444            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1784)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,000            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(672)

  Accumulation unit value:
    Beginning of period                    $20.31          $21.91          $19.73         $19.13          $17.65
    End of period                          $10.53          $20.31          $21.91         $19.73          $19.13
  Accumulation units outstanding
  at the end of period                     1,968           1,498             -              85              58

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(672)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1922)

  Accumulation unit value:
    Beginning of period                    $7.41            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,262            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $6.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    103,552           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.88           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,492          67,341           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.47           N/A             N/A            N/A
    End of period                          $6.25           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,591           5,515            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.69           N/A             N/A            N/A
    End of period                          $7.59           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,151           2,409            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.69           N/A             N/A            N/A
    End of period                          $6.72           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,874          15,509           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.80            N/A             N/A             N/A            N/A
    End of period                          $7.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,577            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.74            N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      843             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $16.05          $14.97          $13.18         $12.37          $11.25
    End of period                          $9.59           $16.05          $14.97         $13.18          $12.37
  Accumulation units outstanding
  at the end of period                     88,288          79,483          58,227         35,091          71,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(716)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.50         $10.31          $10.20
    End of period                          $9.85           $11.62          $11.13         $10.50          $10.31
  Accumulation units outstanding
  at the end of period                    263,307         207,022          29,999          4,887          1,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $15.92          $14.91          $13.29         $12.59          $11.30
    End of period                          $10.11          $15.92          $14.91         $13.29          $12.59
  Accumulation units outstanding
  at the end of period                    330,109         370,232         330,784         85,610          59,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.74          $10.83         $10.50          $9.96
    End of period                          $9.62           $12.43          $11.74         $10.83          $10.50
  Accumulation units outstanding
  at the end of period                    388,190         316,411         161,328         79,016          2,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.08          $12.77         $12.22          $11.42
    End of period                          $10.70          $15.03          $14.08         $12.77          $12.22
  Accumulation units outstanding
  at the end of period                    699,206         790,620         409,144         93,449          8,634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1010)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.82          $9.96            N/A            N/A
    End of period                          $7.97           $11.61          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,976          7,703            728             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1108)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.94          $9.96            N/A            N/A
    End of period                          $7.71           $11.77          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,134          28,685          19,946           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.01          $10.62           N/A            N/A
    End of period                          $7.53           $11.91          $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                      426             487              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1074)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.56          $9.93            N/A            N/A
    End of period                          $8.92           $11.09          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,321          34,386          17,377           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.36            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,566            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(584)

  Accumulation unit value:
    Beginning of period                    $27.11          $25.67          $22.99         $22.22          $20.19
    End of period                          $21.11          $27.11          $25.67         $22.99          $22.22
  Accumulation units outstanding
  at the end of period                     85,319          74,811          36,045         27,471          13,905

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(591)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.24          $11.92         $11.81          $11.86
    End of period                          $12.64          $12.59          $12.24         $11.92          $11.81
  Accumulation units outstanding
  at the end of period                    170,414         207,073         146,128          6,189          3,533

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                    $21.81          $20.59          $17.33         $16.31          $14.69
    End of period                          $14.28          $21.81          $20.59         $17.33          $16.31
  Accumulation units outstanding
  at the end of period                     60,946          77,164          28,299          2,362          3,085

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $30.91          $28.57          $25.58         $24.54          $23.15
    End of period                          $17.35          $30.91          $28.57         $25.58          $24.54
  Accumulation units outstanding
  at the end of period                     33,637          27,003          14,477          5,084          2,454

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $43.75          $38.00          $36.21         $32.30          $28.89
    End of period                          $25.51          $43.75          $38.00         $36.21          $32.30
  Accumulation units outstanding
  at the end of period                     32,183          25,979          12,691          1,832          2,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(591)

  Accumulation unit value:
    Beginning of period                    $15.42          $15.56          $13.20         $12.65          $11.66
    End of period                          $9.02           $15.42          $15.56         $13.20          $12.65
  Accumulation units outstanding
  at the end of period                     52,971          46,793          33,416         19,706          18,685

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.795%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(849)

  Accumulation unit value:
    Beginning of period                    $12.93          $15.49          $11.56         $10.75           N/A
    End of period                          $8.16           $12.93          $15.49         $11.56           N/A
  Accumulation units outstanding
  at the end of period                       -             6,483           6,004           1,796           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $18.32          $16.99          $14.11         $12.98          $11.36
    End of period                          $10.63          $18.32          $16.99         $14.11          $12.98
  Accumulation units outstanding
  at the end of period                       -             6,018           8,116           4,361          2,143

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $9.26            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                      352             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(312)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.33          $11.64         $11.05          $10.23
    End of period                          $8.58           $14.01          $12.33         $11.64          $11.05
  Accumulation units outstanding
  at the end of period                       -             15,830          17,005         19,023          17,449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(312)

  Accumulation unit value:
    Beginning of period                    $8.31            N/A
    End of period                          $10.23           N/A
  Accumulation units outstanding
  at the end of period                     17,518           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(309)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.11          $12.55         $11.78          $11.22
    End of period                          $9.14           $15.43          $14.11         $12.55          $11.78
  Accumulation units outstanding
  at the end of period                       -             2,685           10,526          1,596          3,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(309)

  Accumulation unit value:
    Beginning of period                    $8.09            N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                     4,873            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.78          $10.82         $10.01          $9.31
    End of period                          $8.80           $12.49          $11.78         $10.82          $10.01
  Accumulation units outstanding
  at the end of period                       -             26,333          35,287         27,955          29,646

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $8.52            N/A
    End of period                          $9.31            N/A
  Accumulation units outstanding
  at the end of period                     27,592           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(990)

  Accumulation unit value:
    Beginning of period                    $29.49          $24.89          $23.61           N/A            N/A
    End of period                          $16.66          $29.49          $24.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              592             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(990)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $28.62          $26.56          $25.85         $25.14          $22.92
    End of period                          $16.62          $28.62          $26.56         $25.85          $25.14
  Accumulation units outstanding
  at the end of period                       -              431            1,099            357            399

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $20.77           N/A
    End of period                          $22.92           N/A
  Accumulation units outstanding
  at the end of period                      357             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $11.33           N/A             N/A            N/A
    End of period                          $6.55           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            137,294           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $18.41          $18.64          $16.89         $16.63          $15.93
    End of period                          $11.03          $18.41          $18.64         $16.89          $16.63
  Accumulation units outstanding
  at the end of period                       -             11,292          12,755         13,482          13,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $13.92           N/A
    End of period                          $15.93           N/A
  Accumulation units outstanding
  at the end of period                     14,615           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(422)

  Accumulation unit value:
    Beginning of period                    $24.79          $22.52          $19.09         $18.96          $16.25
    End of period                          $15.03          $24.79          $22.52         $19.09          $18.96
  Accumulation units outstanding
  at the end of period                       -             1,573           2,215            373            928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(422)

  Accumulation unit value:
    Beginning of period                    $15.17           N/A
    End of period                          $16.25           N/A
  Accumulation units outstanding
  at the end of period                       7              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.08           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             16,775           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.37           N/A             N/A            N/A
    End of period                          $5.77           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,692            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.85          $9.84            N/A            N/A
    End of period                          $7.49           $10.85          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            169,959          8,708            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.38           N/A             N/A            N/A
    End of period                          $6.01           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,429            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $11.62          $12.60          $10.90         $10.53           N/A
    End of period                          $7.63           $11.62          $12.60         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -             1,978           2,306           1,833           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $19.54          $18.60          $18.09         $17.94          $17.09
    End of period                          $18.20          $19.54          $18.60         $18.09          $17.94
  Accumulation units outstanding
  at the end of period                       -             7,402           6,444           6,263          9,254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $16.26           N/A
    End of period                          $17.09           N/A
  Accumulation units outstanding
  at the end of period                     10,695           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.79          $11.26         $10.65           N/A
    End of period                          $8.11           $12.92          $12.79         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -             4,683           4,215           2,719           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.19          $9.97            N/A            N/A
    End of period                          $9.69           $10.49          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,917           5,056            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(353)

  Accumulation unit value:
    Beginning of period                    $16.95          $15.41          $11.89         $10.21          $8.48
    End of period                          $9.24           $16.95          $15.41         $11.89          $10.21
  Accumulation units outstanding
  at the end of period                       -             15,442          14,450          6,151          4,993

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(353)

  Accumulation unit value:
    Beginning of period                    $6.87            N/A
    End of period                          $8.48            N/A
  Accumulation units outstanding
  at the end of period                     1,943            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $24.61          $23.21          $21.09         $20.22          $17.45
    End of period                          $13.43          $24.61          $23.21         $21.09          $20.22
  Accumulation units outstanding
  at the end of period                       -             4,670            900             452            452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $13.54           N/A
    End of period                          $17.45           N/A
  Accumulation units outstanding
  at the end of period                      453             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(255)

  Accumulation unit value:
    Beginning of period                    $15.98          $15.30          $15.08         $15.00          $14.71
    End of period                          $16.72          $15.98          $15.30         $15.08          $15.00
  Accumulation units outstanding
  at the end of period                       -             5,975           6,060           9,463          6,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(255)

  Accumulation unit value:
    Beginning of period                    $14.73           N/A
    End of period                          $14.71           N/A
  Accumulation units outstanding
  at the end of period                     6,931            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.06          $12.39           N/A             N/A            N/A
    End of period                          $6.90           $14.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              527             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(336)

  Accumulation unit value:
    Beginning of period                    $19.35          $20.23          $17.98         $16.82          $13.73
    End of period                          $11.60          $19.35          $20.23         $17.98          $16.82
  Accumulation units outstanding
  at the end of period                       -             5,800           8,073           9,198          7,826

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(336)

  Accumulation unit value:
    Beginning of period                    $11.45           N/A
    End of period                          $13.73           N/A
  Accumulation units outstanding
  at the end of period                     9,088            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(334)

  Accumulation unit value:
    Beginning of period                    $15.37          $16.80          $14.64         $14.24          $12.57
    End of period                          $9.28           $15.37          $16.80         $14.64          $14.24
  Accumulation units outstanding
  at the end of period                       -             8,611           11,208         11,175          10,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(334)

  Accumulation unit value:
    Beginning of period                    $9.77            N/A
    End of period                          $12.57           N/A
  Accumulation units outstanding
  at the end of period                     12,058           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.80           $10.36           N/A             N/A            N/A
    End of period                          $6.14           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,927            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.79          $12.35          $11.83           N/A            N/A
    End of period                          $7.50           $11.79          $12.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,199           90,978           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.19          $10.99         $10.98          $10.79
    End of period                          $11.91          $11.69          $11.19         $10.99          $10.98
  Accumulation units outstanding
  at the end of period                       -             4,780            758            2,742           835

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                     7,501            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(745)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.92           $4.43           $4.39           N/A
    End of period                          $3.60           $6.07           $5.92           $4.43           N/A
  Accumulation units outstanding
  at the end of period                       -             5,928           5,394           5,175           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(745)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.05           N/A             N/A            N/A
    End of period                          $5.18           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             40,713           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                    $9.75           $9.57           $8.34           $8.14          $7.45
    End of period                          $5.96           $9.75           $9.57           $8.34          $8.14
  Accumulation units outstanding
  at the end of period                       -             4,603            938            2,189          2,103

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                    $6.53            N/A
    End of period                          $7.45            N/A
  Accumulation units outstanding
  at the end of period                     1,220            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.73          $14.45          $12.40         $11.90          $10.67
    End of period                          $5.69           $11.73          $14.45         $12.40          $11.90
  Accumulation units outstanding
  at the end of period                       -              160              98              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A
    End of period                          $10.67           N/A
  Accumulation units outstanding
  at the end of period                      986             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.62          $11.15         $10.58          $10.41
    End of period                          $9.26           $12.28          $11.62         $11.15          $10.58
  Accumulation units outstanding
  at the end of period                       -             3,797           2,809             9              9

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A
    End of period                          $10.41           N/A
  Accumulation units outstanding
  at the end of period                     1,262            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(336)

  Accumulation unit value:
    Beginning of period                    $20.04          $18.48          $14.99         $13.46          $11.47
    End of period                          $11.23          $20.04          $18.48         $14.99          $13.46
  Accumulation units outstanding
  at the end of period                       -             12,926          7,489           4,189          2,343

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(336)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A
    End of period                          $11.47           N/A
  Accumulation units outstanding
  at the end of period                     1,906            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.83          $11.85         $10.90          $10.50
    End of period                          $7.77           $13.77          $13.83         $11.85          $10.90
  Accumulation units outstanding
  at the end of period                       -             73,323          23,242         11,642           373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.94          $10.64           N/A             N/A            N/A
    End of period                          $6.32           $11.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             77,577           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $36.00          $27.10          $22.84         $16.98          $13.29
    End of period                          $21.98          $36.00          $27.10         $22.84          $16.98
  Accumulation units outstanding
  at the end of period                       -             3,553           2,170           3,648            11

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.94           N/A             N/A            N/A
    End of period                          $7.10           $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,729            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(309)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.07          $13.98         $12.71          $11.18
    End of period                          $9.75           $15.90          $15.07         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                       -             20,362          20,373         21,740          17,770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(309)

  Accumulation unit value:
    Beginning of period                    $8.25            N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                     12,046           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $12.40          $12.04          $10.65         $10.39          $9.61
    End of period                          $7.60           $12.40          $12.04         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                       -             45,017          54,643         56,836          54,779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $7.74            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     48,171           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.29          $20.47           N/A             N/A            N/A
    End of period                          $10.77          $18.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,262            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(309)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.39          $13.34         $13.03          $11.30
    End of period                          $9.46           $14.80          $15.39         $13.34          $13.03
  Accumulation units outstanding
  at the end of period                       -             21,874          21,518         24,959          20,413

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(309)

  Accumulation unit value:
    Beginning of period                    $7.78            N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     15,967           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1022)

  Accumulation unit value:
    Beginning of period                    $6.83           $6.07           $5.91            N/A            N/A
    End of period                          $3.80           $6.83           $6.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              314             229             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.70          $17.79           N/A             N/A            N/A
    End of period                          $9.14           $17.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            200,713           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $14.31          $13.92           N/A             N/A            N/A
    End of period                          $8.04           $14.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               71             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.34          $12.48         $11.17          $9.65
    End of period                          $8.70           $14.98          $14.34         $12.48          $11.17
  Accumulation units outstanding
  at the end of period                       -             16,575          18,088         19,079          17,621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $7.26            N/A
    End of period                          $9.65            N/A
  Accumulation units outstanding
  at the end of period                     18,112           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.89          $13.66         $13.60          $13.25
    End of period                          $14.56          $14.76          $13.89         $13.66          $13.60
  Accumulation units outstanding
  at the end of period                       -             42,557          81,511         81,031          52,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.70
    End of period                          $13.25          $12.88
  Accumulation units outstanding
  at the end of period                     49,150           481

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $21.13          $23.20          $20.76         $19.44          $17.51
    End of period                          $12.35          $21.13          $23.20         $20.76          $19.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $14.03           N/A
    End of period                          $17.51           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.41          $13.81          $12.72         $12.73          $12.39
    End of period                          $9.12           $13.41          $13.81         $12.72          $12.73
  Accumulation units outstanding
  at the end of period                       -             18,969          30,493         21,192          52,719

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $20.24          $21.84          $19.67         $19.09          $17.70
    End of period                          $10.49          $20.24          $21.84         $19.67          $19.09
  Accumulation units outstanding
  at the end of period                       -             8,870           9,909          10,405          5,953

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $14.22           N/A
    End of period                          $17.70           N/A
  Accumulation units outstanding
  at the end of period                     6,369            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.54           N/A             N/A            N/A
    End of period                          $6.72           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              948             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(307)

  Accumulation unit value:
    Beginning of period                    $16.01          $14.93          $13.16         $12.35          $11.16
    End of period                          $9.57           $16.01          $14.93         $13.16          $12.35
  Accumulation units outstanding
  at the end of period                       -            130,743         184,257         210,611        293,194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(307)

  Accumulation unit value:
    Beginning of period                    $8.80            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     23,221           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.50         $10.31          $9.96
    End of period                          $9.84           $11.61          $11.12         $10.50          $10.31
  Accumulation units outstanding
  at the end of period                       -             12,054            -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(230)

  Accumulation unit value:
    Beginning of period                    $15.88          $14.88          $13.27         $12.57          $11.49
    End of period                          $10.08          $15.88          $14.88         $13.27          $12.57
  Accumulation units outstanding
  at the end of period                       -             77,931          84,647         105,605        111,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(230)

  Accumulation unit value:
    Beginning of period                    $9.61           $9.75
    End of period                          $11.49          $9.61
  Accumulation units outstanding
  at the end of period                    121,228          1,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1163)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.74          $11.33           N/A            N/A
    End of period                          $9.61           $12.42          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,655           1,189            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(299)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.14          $12.83         $12.27          $11.41
    End of period                          $10.74          $15.09          $14.14         $12.83          $12.27
  Accumulation units outstanding
  at the end of period                       -             67,665          62,240         56,016          53,988

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(299)

  Accumulation unit value:
    Beginning of period                    $9.73            N/A
    End of period                          $11.41           N/A
  Accumulation units outstanding
  at the end of period                     49,996           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(309)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.60          $22.93         $22.17          $20.36
    End of period                          $21.04          $27.02          $25.60         $22.93          $22.17
  Accumulation units outstanding
  at the end of period                       -             10,186          12,899         11,692          10,089

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(309)

  Accumulation unit value:
    Beginning of period                    $17.05           N/A
    End of period                          $20.36           N/A
  Accumulation units outstanding
  at the end of period                     10,602           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(315)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.20          $11.88         $11.78          $11.90
    End of period                          $12.60          $12.55          $12.20         $11.88          $11.78
  Accumulation units outstanding
  at the end of period                       -             9,159           12,392         41,654          8,354

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(315)

  Accumulation unit value:
    Beginning of period                    $12.01           N/A
    End of period                          $11.90           N/A
  Accumulation units outstanding
  at the end of period                     4,853            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $21.80          $20.58          $17.33         $16.31          $14.47
    End of period                          $14.27          $21.80          $20.58         $17.33          $16.31
  Accumulation units outstanding
  at the end of period                       -             5,564           10,415         14,469          12,460

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $12.28           N/A
    End of period                          $14.47           N/A
  Accumulation units outstanding
  at the end of period                     7,453            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $31.24          $28.89          $25.87         $24.83          $23.00
    End of period                          $17.54          $31.24          $28.89         $25.87          $24.83
  Accumulation units outstanding
  at the end of period                       -             17,652          10,569         11,836          10,825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $19.47           N/A
    End of period                          $23.00           N/A
  Accumulation units outstanding
  at the end of period                     11,333           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $43.61          $37.88          $36.11         $32.22          $27.79
    End of period                          $25.42          $43.61          $37.88         $36.11          $32.22
  Accumulation units outstanding
  at the end of period                       -             31,871          8,324           6,562          5,536

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $22.35           N/A
    End of period                          $27.79           N/A
  Accumulation units outstanding
  at the end of period                     6,035            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(256)

  Accumulation unit value:
    Beginning of period                    $15.80          $15.95          $13.53         $12.98          $11.47
    End of period                          $9.24           $15.80          $15.95         $13.53          $12.98
  Accumulation units outstanding
  at the end of period                       -             22,743          23,896         22,204          18,187

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(256)

  Accumulation unit value:
    Beginning of period                    $8.97            N/A
    End of period                          $11.47           N/A
  Accumulation units outstanding
  at the end of period                     25,104           N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1043)

  Accumulation unit value:
    Beginning of period                    $12.93          $15.49          $12.93           N/A            N/A
    End of period                          $8.16           $12.93          $15.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,400            770             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(403)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.98          $14.10         $12.97          $11.35
    End of period                          $10.62          $18.31          $16.98         $14.10          $12.97
  Accumulation units outstanding
  at the end of period                     2,773            139             150              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(403)

  Accumulation unit value:
    Beginning of period                    $9.20            N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(549)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.32          $11.63         $11.04          $10.58
    End of period                          $8.58           $14.01          $12.32         $11.63          $11.04
  Accumulation units outstanding
  at the end of period                      481             593             701             779            542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(373)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.11          $12.54         $11.78          $11.22
    End of period                          $9.13           $15.43          $14.11         $12.54          $11.78
  Accumulation units outstanding
  at the end of period                       -               -               -              254            255

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(373)

  Accumulation unit value:
    Beginning of period                    $9.80            N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(403)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.77          $10.82         $10.01          $9.31
    End of period                          $8.79           $12.48          $11.77         $10.82          $10.01
  Accumulation units outstanding
  at the end of period                      179             198             213              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(403)

  Accumulation unit value:
    Beginning of period                    $8.36            N/A
    End of period                          $9.31            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(660)

  Accumulation unit value:
    Beginning of period                    $29.48          $24.88          $22.35         $22.33          $19.87
    End of period                          $16.65          $29.48          $24.88         $22.35          $22.33
  Accumulation units outstanding
  at the end of period                     2,059           2,072           2,081           2,090            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(660)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(537)

  Accumulation unit value:
    Beginning of period                    $28.59          $26.53          $25.82         $25.12          $23.48
    End of period                          $16.60          $28.59          $26.53         $25.82          $25.12
  Accumulation units outstanding
  at the end of period                     22,688          19,731          20,995         22,285          19,352

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(537)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75           N/A             N/A            N/A
    End of period                          $6.55           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,317            744             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(466)

  Accumulation unit value:
    Beginning of period                    $18.40          $18.63          $16.88         $16.63          $15.92
    End of period                          $11.02          $18.40          $18.63         $16.88          $16.63
  Accumulation units outstanding
  at the end of period                      612             612             612             612            612

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(466)

  Accumulation unit value:
    Beginning of period                    $13.81           N/A
    End of period                          $15.92           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(458)

  Accumulation unit value:
    Beginning of period                    $24.76          $22.49          $19.07         $18.94          $16.23
    End of period                          $15.01          $24.76          $22.49         $19.07          $18.94
  Accumulation units outstanding
  at the end of period                       87              87              87             92              93

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(458)

  Accumulation unit value:
    Beginning of period                    $15.81           N/A
    End of period                          $16.23           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.85          $10.09           N/A            N/A
    End of period                          $7.49           $10.85          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,683           2,504           3,520            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $11.61          $12.60          $12.16           N/A            N/A
    End of period                          $7.63           $11.61          $12.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                      168             185             200             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.58          $18.07         $17.92          $17.07
    End of period                          $18.18          $19.52          $18.58         $18.07          $17.92
  Accumulation units outstanding
  at the end of period                     5,668           5,845           6,465           1,368          1,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $16.82           N/A
    End of period                          $17.07           N/A
  Accumulation units outstanding
  at the end of period                      141             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.79          $11.97           N/A            N/A
    End of period                          $8.11           $12.91          $12.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      171             189             203             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(896)

  Accumulation unit value:
    Beginning of period                    $16.90          $15.37          $11.86         $10.60           N/A
    End of period                          $9.22           $16.90          $15.37         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     2,899           1,323            755              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(896)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(403)

  Accumulation unit value:
    Beginning of period                    $15.97          $15.29          $15.07         $14.99          $14.70
    End of period                          $16.71          $15.97          $15.29         $15.07          $14.99
  Accumulation units outstanding
  at the end of period                     3,326           3,326           3,326            66             181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(403)

  Accumulation unit value:
    Beginning of period                    $14.58           N/A
    End of period                          $14.70           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.06          $14.18           N/A             N/A            N/A
    End of period                          $6.90           $14.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,307            739             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(506)

  Accumulation unit value:
    Beginning of period                    $19.30          $20.18          $17.93         $16.78          $14.21
    End of period                          $11.57          $19.30          $20.18         $17.93          $16.78
  Accumulation units outstanding
  at the end of period                     31,593          30,862          30,082         33,718          28,001

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(466)

  Accumulation unit value:
    Beginning of period                    $15.37          $16.79          $14.64         $14.24          $12.57
    End of period                          $9.27           $15.37          $16.79         $14.64          $14.24
  Accumulation units outstanding
  at the end of period                      201            2,031           2,075           2,108           229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(466)

  Accumulation unit value:
    Beginning of period                    $9.88            N/A
    End of period                          $12.57           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.78          $12.35          $11.82           N/A            N/A
    End of period                          $7.49           $11.78          $12.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,914          18,541          25,046           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(466)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.18          $10.99         $10.98          $10.79
    End of period                          $11.91          $11.69          $11.18         $10.99          $10.98
  Accumulation units outstanding
  at the end of period                     5,947           15,919          17,894         18,317          6,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(466)

  Accumulation unit value:
    Beginning of period                    $10.48           N/A
    End of period                          $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(538)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.92           $4.43           $4.47          $4.12
    End of period                          $3.60           $6.07           $5.92           $4.43          $4.47
  Accumulation units outstanding
  at the end of period                     2,279           2,536           2,889           3,173          2,678

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                    $10.32          $11.41          $10.24         $10.68          $10.04
    End of period                          $6.96           $10.32          $11.41         $10.24          $10.68
  Accumulation units outstanding
  at the end of period                     3,737           3,738           3,739           3,551          3,551

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.42          $11.05           N/A             N/A            N/A
    End of period                          $5.18           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,903           1,816            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(422)

  Accumulation unit value:
    Beginning of period                    $9.75           $9.57           $8.34           $8.15          $7.45
    End of period                          $5.96           $9.75           $9.57           $8.34          $8.15
  Accumulation units outstanding
  at the end of period                      339             341             343              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(422)

  Accumulation unit value:
    Beginning of period                    $5.65            N/A
    End of period                          $7.45            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $11.73          $14.45          $12.40         $11.89          $10.81
    End of period                          $5.69           $11.73          $14.45         $12.40          $11.89
  Accumulation units outstanding
  at the end of period                     3,298           3,298           3,298           3,298          3,298

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.66          $11.17         $10.57          $10.46
    End of period                          $9.29           $12.32          $11.66         $11.17          $10.57
  Accumulation units outstanding
  at the end of period                      755             857            1,440           1,269          1,064

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(502)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.45          $14.96         $13.44          $11.87
    End of period                          $11.21          $20.00          $18.45         $14.96          $13.44
  Accumulation units outstanding
  at the end of period                     45,148          55,574          60,688         60,378          40,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(796)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.83          $11.85         $10.72           N/A
    End of period                          $7.78           $13.78          $13.83         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     42,102          97,988          23,701          7,457           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(796)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.27           N/A             N/A            N/A
    End of period                          $7.27           $12.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      197             198             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $36.14          $27.20          $22.93         $17.07          $14.38
    End of period                          $22.06          $36.14          $27.20         $22.93          $17.07
  Accumulation units outstanding
  at the end of period                      262             269             314             924            601

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.06          $13.98         $12.71          $11.18
    End of period                          $9.74           $15.90          $15.06         $13.98          $12.71
  Accumulation units outstanding
  at the end of period                     18,566          34,683          38,052         32,487          9,992

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                    $9.61            N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                    $12.40          $12.04          $10.65         $10.39          $9.61
    End of period                          $7.60           $12.40          $12.04         $10.65          $10.39
  Accumulation units outstanding
  at the end of period                     30,790          47,549          52,072         45,586          20,242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                    $9.16            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     3,386            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.28          $20.46           N/A             N/A            N/A
    End of period                          $10.76          $18.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      112            5,101            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(373)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.39          $13.34         $13.03          $11.30
    End of period                          $9.46           $14.80          $15.39         $13.34          $13.03
  Accumulation units outstanding
  at the end of period                     18,684          33,943          37,765         32,716          9,671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(373)

  Accumulation unit value:
    Beginning of period                    $9.47            N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(551)

  Accumulation unit value:
    Beginning of period                    $6.83           $6.07           $5.65           $5.62          $5.75
    End of period                          $3.79           $6.83           $6.07           $5.65          $5.62
  Accumulation units outstanding
  at the end of period                      356             358             360             362            364

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.70          $17.79           N/A             N/A            N/A
    End of period                          $9.13           $17.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,051           2,958            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1028)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.15          $11.69           N/A            N/A
    End of period                          $8.04           $14.30          $13.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      164             165             166             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(422)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.35          $12.49         $11.18          $9.66
    End of period                          $8.70           $14.99          $14.35         $12.49          $11.18
  Accumulation units outstanding
  at the end of period                     1,051           1,472           1,162           1,094           984

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(422)

  Accumulation unit value:
    Beginning of period                    $6.92            N/A
    End of period                          $9.66            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(403)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.88          $13.66         $13.59          $13.25
    End of period                          $14.55          $14.76          $13.88         $13.66          $13.59
  Accumulation units outstanding
  at the end of period                     74,742         103,347         103,165         105,772         96,069

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(403)

  Accumulation unit value:
    Beginning of period                    $12.60           N/A
    End of period                          $13.25           N/A
  Accumulation units outstanding
  at the end of period                      803             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.80          $12.71         $12.73          $12.38
    End of period                          $9.12           $13.40          $13.80         $12.71          $12.73
  Accumulation units outstanding
  at the end of period                     5,311           5,887           7,816           4,463          4,320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $20.22          $21.82          $19.66         $19.08          $17.70
    End of period                          $10.48          $20.22          $21.82         $19.66          $19.08
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $13.75           N/A
    End of period                          $17.70           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(388)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.93          $13.15         $12.34          $11.16
    End of period                          $9.56           $16.00          $14.93         $13.15          $12.34
  Accumulation units outstanding
  at the end of period                     25,474          9,475           9,540          10,331          18,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(388)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(790)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.50         $10.21           N/A
    End of period                          $9.84           $11.61          $11.12         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     3,664           1,299           1,751           1,762           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(404)

  Accumulation unit value:
    Beginning of period                    $15.87          $14.87          $13.26         $12.57          $11.49
    End of period                          $10.08          $15.87          $14.87         $13.26          $12.57
  Accumulation units outstanding
  at the end of period                     27,616          29,563          31,827         35,356          30,452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(404)

  Accumulation unit value:
    Beginning of period                    $9.55            N/A
    End of period                          $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(735)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.73          $10.82         $10.49          $10.48
    End of period                          $9.60           $12.41          $11.73         $10.82          $10.49
  Accumulation units outstanding
  at the end of period                      351             421            1,084           1,187            69

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(401)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.13          $12.83         $12.27          $11.40
    End of period                          $10.74          $15.08          $14.13         $12.83          $12.27
  Accumulation units outstanding
  at the end of period                     13,470          19,628          20,039         15,860          15,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(401)

  Accumulation unit value:
    Beginning of period                    $9.92            N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(373)

  Accumulation unit value:
    Beginning of period                    $27.01          $25.58          $22.92         $22.16          $20.35
    End of period                          $21.03          $27.01          $25.58         $22.92          $22.16
  Accumulation units outstanding
  at the end of period                     2,100           2,221           2,222           2,238          2,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(373)

  Accumulation unit value:
    Beginning of period                    $18.48           N/A
    End of period                          $20.35           N/A
  Accumulation units outstanding
  at the end of period                      121             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(349)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.19          $11.88         $11.77          $11.89
    End of period                          $12.59          $12.54          $12.19         $11.88          $11.77
  Accumulation units outstanding
  at the end of period                     24,217          9,085           9,130           9,173          13,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(349)

  Accumulation unit value:
    Beginning of period                    $11.99           N/A
    End of period                          $11.89           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(373)

  Accumulation unit value:
    Beginning of period                    $21.78          $20.56          $17.31         $16.30          $14.46
    End of period                          $14.26          $21.78          $20.56         $17.31          $16.30
  Accumulation units outstanding
  at the end of period                     2,397           2,266           2,267           2,351          2,290

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(373)

  Accumulation unit value:
    Beginning of period                    $12.41           N/A
    End of period                          $14.46           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(531)

  Accumulation unit value:
    Beginning of period                    $31.23          $28.88          $25.86         $24.82          $23.58
    End of period                          $17.53          $31.23          $28.88         $25.86          $24.82
  Accumulation units outstanding
  at the end of period                     1,531           1,566           1,044            831            683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(458)

  Accumulation unit value:
    Beginning of period                    $43.59          $37.87          $36.10         $32.22          $27.78
    End of period                          $25.41          $43.59          $37.87         $36.10          $32.22
  Accumulation units outstanding
  at the end of period                     20,866          18,606          20,122         20,509          18,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(458)

  Accumulation unit value:
    Beginning of period                    $26.42           N/A
    End of period                          $27.78           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(403)

  Accumulation unit value:
    Beginning of period                    $15.79          $15.95          $13.53         $12.97          $11.47
    End of period                          $9.23           $15.79          $15.95         $13.53          $12.97
  Accumulation units outstanding
  at the end of period                     43,955          42,621          41,928         50,120          44,186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(403)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A
    End of period                          $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.82%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                    $12.92          $16.81           N/A             N/A            N/A
    End of period                          $8.16           $12.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      470             470             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $18.26          $17.25           N/A             N/A            N/A
    End of period                          $10.59          $18.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      229             229             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(499)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.31          $11.62         $11.04          $10.59
    End of period                          $8.56           $13.99          $12.31         $11.62          $11.04
  Accumulation units outstanding
  at the end of period                      313             313              -               -             752

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(469)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.09          $12.53         $11.77          $11.22
    End of period                          $9.12           $15.41          $14.09         $12.53          $11.77
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(469)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                       68             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.76          $10.81         $10.00          $9.52
    End of period                          $8.78           $12.46          $11.76         $10.81          $10.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -             837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.40          $25.40           N/A             N/A            N/A
    End of period                          $16.61          $29.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      155             155             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $28.53          $29.91           N/A             N/A            N/A
    End of period                          $16.56          $28.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              167             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(234)

  Accumulation unit value:
    Beginning of period                    $18.36          $18.59          $16.85         $16.60          $15.90
    End of period                          $10.99          $18.36          $18.59         $16.85          $16.60
  Accumulation units outstanding
  at the end of period                       93             144             161             179            213

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(234)

  Accumulation unit value:
    Beginning of period                    $13.00          $13.83
    End of period                          $15.90          $13.00
  Accumulation units outstanding
  at the end of period                      209             138

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $24.69          $22.44          $19.03         $18.90          $16.20
    End of period                          $14.97          $24.69          $22.44         $19.03          $18.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $15.85           N/A
    End of period                          $16.20           N/A
  Accumulation units outstanding
  at the end of period                       47             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.02           N/A             N/A            N/A
    End of period                          $6.22           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             39,860           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.85          $11.25           N/A             N/A            N/A
    End of period                          $7.48           $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              444             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(344)

  Accumulation unit value:
    Beginning of period                    $19.47          $18.53          $18.03         $17.89          $17.04
    End of period                          $18.13          $19.47          $18.53         $18.03          $17.89
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(344)

  Accumulation unit value:
    Beginning of period                    $16.80           N/A
    End of period                          $17.04           N/A
  Accumulation units outstanding
  at the end of period                      416             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(773)

  Accumulation unit value:
    Beginning of period                    $16.87          $15.35          $11.84         $10.26           N/A
    End of period                          $9.20           $16.87          $15.35         $11.84           N/A
  Accumulation units outstanding
  at the end of period                       -              195             195             195            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(199)

  Accumulation unit value:
    Beginning of period                    $15.93          $15.25          $15.04         $14.97          $14.68
    End of period                          $16.67          $15.93          $15.25         $15.04          $14.97
  Accumulation units outstanding
  at the end of period                       -             9,348           9,931          12,761          13,359

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(199)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.70
    End of period                          $14.68          $14.77
  Accumulation units outstanding
  at the end of period                     17,279          28,375






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.05          $10.97           N/A             N/A            N/A
    End of period                          $6.89           $14.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      360             734             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(216)

  Accumulation unit value:
    Beginning of period                    $19.26          $20.14          $17.90         $16.76          $13.68
    End of period                          $11.54          $19.26          $20.14         $17.90          $16.76
  Accumulation units outstanding
  at the end of period                       -              808             808             808            672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(216)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.55
    End of period                          $13.68          $10.81
  Accumulation units outstanding
  at the end of period                      673             673






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(469)

  Accumulation unit value:
    Beginning of period                    $15.34          $16.76          $14.61         $14.22          $12.55
    End of period                          $9.25           $15.34          $16.76         $14.61          $14.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(469)

  Accumulation unit value:
    Beginning of period                    $12.19           N/A
    End of period                          $12.55           N/A
  Accumulation units outstanding
  at the end of period                       61             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                    $11.68          $11.15           N/A             N/A            N/A
    End of period                          $11.89          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      354             354             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.76          $14.08           N/A             N/A            N/A
    End of period                          $7.77           $13.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             35,070           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                    $15.88          $15.74           N/A             N/A            N/A
    End of period                          $9.73           $15.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      251             251             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.03          $10.64         $10.38          $9.61
    End of period                          $7.58           $12.39          $12.03         $10.64          $10.38
  Accumulation units outstanding
  at the end of period                     20,907          23,995          24,158         24,644          22,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                    $8.90            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     21,112           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.82           $6.15            N/A             N/A            N/A
    End of period                          $3.79           $6.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      642             642             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(250)

  Accumulation unit value:
    Beginning of period                    $14.95          $14.32          $12.47         $11.16          $9.64
    End of period                          $8.68           $14.95          $14.32         $12.47          $11.16
  Accumulation units outstanding
  at the end of period                     1,206           1,207           1,552           1,552          1,552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(250)

  Accumulation unit value:
    Beginning of period                    $7.07            N/A
    End of period                          $9.64            N/A
  Accumulation units outstanding
  at the end of period                     1,518            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(227)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.86          $13.64         $13.57          $13.23
    End of period                          $14.52          $14.73          $13.86         $13.64          $13.57
  Accumulation units outstanding
  at the end of period                     4,731           4,966           5,567           4,723          4,866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(227)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.65
    End of period                          $13.23          $12.86
  Accumulation units outstanding
  at the end of period                     9,667           4,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.78          $12.69         $12.71          $12.37
    End of period                          $9.10           $13.38          $13.78         $12.69          $12.71
  Accumulation units outstanding
  at the end of period                     5,268           7,105           8,390           7,695          7,950

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(216)

  Accumulation unit value:
    Beginning of period                    $20.17          $21.77          $19.62         $19.04          $17.67
    End of period                          $10.46          $20.17          $21.77         $19.62          $19.04
  Accumulation units outstanding
  at the end of period                      175            1,208           1,033           1,033           750

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(216)

  Accumulation unit value:
    Beginning of period                    $14.44          $14.19
    End of period                          $17.67          $14.44
  Accumulation units outstanding
  at the end of period                      751             751






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(247)

  Accumulation unit value:
    Beginning of period                    $15.97          $14.90          $13.13         $12.33          $11.15
    End of period                          $9.54           $15.97          $14.90         $13.13          $12.33
  Accumulation units outstanding
  at the end of period                       38            12,647          19,898         21,623          13,147

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(247)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.93
    End of period                          $11.15          $8.95
  Accumulation units outstanding
  at the end of period                     1,477           1,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.60          $11.28           N/A             N/A            N/A
    End of period                          $9.83           $11.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,241           1,494            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $15.84          $14.84          $13.24         $12.55          $11.47
    End of period                          $10.06          $15.84          $14.84         $13.24          $12.55
  Accumulation units outstanding
  at the end of period                      836            3,158           3,160           3,546          3,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $9.60           $9.93
    End of period                          $11.47          $9.60
  Accumulation units outstanding
  at the end of period                     1,234            624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.41          $12.01           N/A             N/A            N/A
    End of period                          $9.60           $12.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,002          9,661            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(241)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.11          $12.81         $12.25          $11.39
    End of period                          $10.71          $15.05          $14.11         $12.81          $12.25
  Accumulation units outstanding
  at the end of period                     8,679           8,681           81,149         89,327          96,097

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(241)

  Accumulation unit value:
    Beginning of period                    $9.85           $9.96
    End of period                          $11.39          $9.85
  Accumulation units outstanding
  at the end of period                     5,888            227

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1159)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.56          $10.20           N/A            N/A
    End of period                          $8.91           $11.08          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,294          29,178          27,003           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(234)

  Accumulation unit value:
    Beginning of period                    $26.94          $25.52          $22.87         $22.11          $20.31
    End of period                          $20.97          $26.94          $25.52         $22.87          $22.11
  Accumulation units outstanding
  at the end of period                      414             929             551             640            711

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(234)

  Accumulation unit value:
    Beginning of period                    $17.01          $17.32
    End of period                          $20.31          $17.01
  Accumulation units outstanding
  at the end of period                      691             511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(277)

  Accumulation unit value:
    Beginning of period                    $21.77          $20.56          $17.31         $16.30          $14.45
    End of period                          $14.25          $21.77          $20.56         $17.31          $16.30
  Accumulation units outstanding
  at the end of period                     1,931           2,065           1,963           1,413            31

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(277)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A
    End of period                          $14.45           N/A
  Accumulation units outstanding
  at the end of period                       31             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $31.14          $28.80          $25.80         $24.76          $22.95
    End of period                          $17.48          $31.14          $28.80         $25.80          $24.76
  Accumulation units outstanding
  at the end of period                      350             350              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $21.88           N/A
    End of period                          $22.95           N/A
  Accumulation units outstanding
  at the end of period                       34             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(234)

  Accumulation unit value:
    Beginning of period                    $43.48          $37.78          $36.02         $32.15          $27.74
    End of period                          $25.34          $43.48          $37.78         $36.02          $32.15
  Accumulation units outstanding
  at the end of period                       51              51              62             74             370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(234)

  Accumulation unit value:
    Beginning of period                    $20.38          $21.51
    End of period                          $27.74          $20.38
  Accumulation units outstanding
  at the end of period                      417              59

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(234)

  Accumulation unit value:
    Beginning of period                    $15.77          $15.92          $13.51         $12.96          $11.46
    End of period                          $9.22           $15.77          $15.92         $13.51          $12.96
  Accumulation units outstanding
  at the end of period                      193             387             435             489            392

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(234)

  Accumulation unit value:
    Beginning of period                    $8.98           $9.48
    End of period                          $11.46          $8.98
  Accumulation units outstanding
  at the end of period                      449             267

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $18.19          $16.88          $14.03         $12.91          $11.30
    End of period                          $10.55          $18.19          $16.88         $14.03          $12.91
  Accumulation units outstanding
  at the end of period                     5,356           5,971           6,198           4,109           866

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $10.50           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                      830             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.29          $11.61         $11.03          $10.21
    End of period                          $8.55           $13.97          $12.29         $11.61          $11.03
  Accumulation units outstanding
  at the end of period                     6,989           7,827           6,910           7,664          6,423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $9.89            N/A
    End of period                          $10.21           N/A
  Accumulation units outstanding
  at the end of period                     2,455            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.07          $12.52         $11.76          $11.21
    End of period                          $9.10           $15.38          $14.07         $12.52          $11.76
  Accumulation units outstanding
  at the end of period                     2,629           3,363           3,006           3,157          3,173

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     1,785            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.73          $10.79          $9.98          $9.29
    End of period                          $8.75           $12.43          $11.73         $10.79          $9.98
  Accumulation units outstanding
  at the end of period                     14,279          17,801          17,438         16,965          16,060

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $8.97            N/A
    End of period                          $9.29            N/A
  Accumulation units outstanding
  at the end of period                     1,289            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $29.29          $28.58           N/A             N/A            N/A
    End of period                          $16.54          $29.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              376             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.49            N/A             N/A            N/A
    End of period                          $4.46           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              970             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $25.14           N/A             N/A             N/A            N/A
    End of period                          $16.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,053            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.66          $12.28           N/A             N/A            N/A
    End of period                          $6.54           $13.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,887           3,122            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $18.30          $18.53          $16.80         $16.56          $15.86
    End of period                          $10.95          $18.30          $18.53         $16.80          $16.56
  Accumulation units outstanding
  at the end of period                     6,440           8,103           8,231           8,545          5,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $14.98           N/A
    End of period                          $15.86           N/A
  Accumulation units outstanding
  at the end of period                     2,630            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(442)

  Accumulation unit value:
    Beginning of period                    $24.62          $22.37          $18.98         $18.86          $16.17
    End of period                          $14.91          $24.62          $22.37         $18.98          $18.86
  Accumulation units outstanding
  at the end of period                      998            1,377           1,062           1,067          1,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(442)

  Accumulation unit value:
    Beginning of period                    $15.65           N/A
    End of period                          $16.17           N/A
  Accumulation units outstanding
  at the end of period                      364             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,525           1,525            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.45           N/A             N/A            N/A
    End of period                          $5.76           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,705           4,970            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1189)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.84          $10.58           N/A            N/A
    End of period                          $7.48           $10.84          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,918           5,373            237             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1189)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.60           N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,166           4,463            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(943)

  Accumulation unit value:
    Beginning of period                    $11.60          $12.59          $10.90         $10.45           N/A
    End of period                          $7.61           $11.60          $12.59         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     3,369           3,609           3,765           4,038           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(445)

  Accumulation unit value:
    Beginning of period                    $19.40          $18.47          $17.97         $17.84          $17.00
    End of period                          $18.06          $19.40          $18.47         $17.97          $17.84
  Accumulation units outstanding
  at the end of period                     8,451           11,036          12,432         11,246          9,922

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(445)

  Accumulation unit value:
    Beginning of period                    $16.67           N/A
    End of period                          $17.00           N/A
  Accumulation units outstanding
  at the end of period                      290             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.78          $11.25         $11.26           N/A
    End of period                          $8.09           $12.90          $12.78         $11.25           N/A
  Accumulation units outstanding
  at the end of period                      922             902             444             444            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.18          $10.06           N/A            N/A
    End of period                          $9.67           $10.48          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,753           1,849           1,942            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(461)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.31          $11.81         $10.15          $8.44
    End of period                          $9.17           $16.82          $15.31         $11.81          $10.15
  Accumulation units outstanding
  at the end of period                     8,481           10,027          10,164          8,089          8,168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(461)

  Accumulation unit value:
    Beginning of period                    $7.68            N/A
    End of period                          $8.44            N/A
  Accumulation units outstanding
  at the end of period                      130             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $24.44          $24.77           N/A             N/A            N/A
    End of period                          $13.33          $24.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      204             582             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(445)

  Accumulation unit value:
    Beginning of period                    $15.87          $15.20          $14.99         $14.92          $14.64
    End of period                          $16.60          $15.87          $15.20         $14.99          $14.92
  Accumulation units outstanding
  at the end of period                     7,762           9,659           11,361         11,468          9,779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(445)

  Accumulation unit value:
    Beginning of period                    $14.52           N/A
    End of period                          $14.64           N/A
  Accumulation units outstanding
  at the end of period                     2,336            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.05          $14.23           N/A             N/A            N/A
    End of period                          $6.89           $14.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,432           1,758            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(431)

  Accumulation unit value:
    Beginning of period                    $19.20          $20.09          $17.86         $16.72          $13.66
    End of period                          $11.51          $19.20          $20.09         $17.86          $16.72
  Accumulation units outstanding
  at the end of period                     3,841           3,690           3,872           4,192          5,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(431)

  Accumulation unit value:
    Beginning of period                    $12.98           N/A
    End of period                          $13.66           N/A
  Accumulation units outstanding
  at the end of period                     2,184            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $15.29          $16.72          $14.58         $14.19          $12.53
    End of period                          $9.22           $15.29          $16.72         $14.58          $14.19
  Accumulation units outstanding
  at the end of period                     6,401           6,355           5,527           5,352          6,151

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $11.63           N/A
    End of period                          $12.53           N/A
  Accumulation units outstanding
  at the end of period                      988             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.73          $12.30          $11.78           N/A            N/A
    End of period                          $7.46           $11.73          $12.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,713           6,389           7,848            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(440)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.16          $10.97         $10.97          $10.78
    End of period                          $11.86          $11.66          $11.16         $10.97          $10.97
  Accumulation units outstanding
  at the end of period                     13,452          20,016          19,250         17,777          14,505

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(440)

  Accumulation unit value:
    Beginning of period                    $10.71           N/A
    End of period                          $10.78           N/A
  Accumulation units outstanding
  at the end of period                     3,172            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(830)

  Accumulation unit value:
    Beginning of period                    $6.04           $5.90           $4.41           $4.15           N/A
    End of period                          $3.58           $6.04           $5.90           $4.41           N/A
  Accumulation units outstanding
  at the end of period                       86              86              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                    $10.28          $11.36          $10.20         $10.65          $9.89
    End of period                          $6.93           $10.28          $11.36         $10.20          $10.65
  Accumulation units outstanding
  at the end of period                     2,194           2,187           2,280           6,271           134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.41          $11.04           N/A             N/A            N/A
    End of period                          $5.17           $10.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,978           2,114            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(500)

  Accumulation unit value:
    Beginning of period                    $9.70           $9.53           $8.31           $8.12          $7.63
    End of period                          $5.92           $9.70           $9.53           $8.31          $8.12
  Accumulation units outstanding
  at the end of period                     7,863           7,366           7,899           8,486          9,119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $11.68          $14.40          $12.36         $11.86          $10.95
    End of period                          $5.66           $11.68          $14.40         $12.36          $11.86
  Accumulation units outstanding
  at the end of period                     3,100           2,910           3,131           2,114           320

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.62          $11.14         $10.54          $10.66
    End of period                          $9.25           $12.27          $11.62         $11.14          $10.54
  Accumulation units outstanding
  at the end of period                     5,992           6,826           5,978          18,419          6,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(464)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.40          $14.93         $13.42          $11.44
    End of period                          $11.17          $19.94          $18.40         $14.93          $13.42
  Accumulation units outstanding
  at the end of period                     8,762           7,328           6,450           5,869          5,312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(464)

  Accumulation unit value:
    Beginning of period                    $10.65           N/A
    End of period                          $11.44           N/A
  Accumulation units outstanding
  at the end of period                      742             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.81          $11.84         $10.90          $10.56
    End of period                          $7.76           $13.75          $13.81         $11.84          $10.90
  Accumulation units outstanding
  at the end of period                    102,363         135,437         110,460         114,773         17,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.93          $11.04           N/A             N/A            N/A
    End of period                          $6.32           $11.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,910            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.25           N/A             N/A            N/A
    End of period                          $7.26           $12.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      935             947             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.93           N/A             N/A            N/A
    End of period                          $6.12           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      111            3,281            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $35.99          $27.10          $22.86         $17.02          $13.91
    End of period                          $21.95          $35.99          $27.10         $22.86          $17.02
  Accumulation units outstanding
  at the end of period                     2,755           3,049           2,244           2,433            38

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(431)

  Accumulation unit value:
    Beginning of period                    $15.85          $15.03          $13.95         $12.69          $11.17
    End of period                          $9.71           $15.85          $15.03         $13.95          $12.69
  Accumulation units outstanding
  at the end of period                     10,734          9,212           8,915           7,839          6,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(431)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $11.17           N/A
  Accumulation units outstanding
  at the end of period                      461             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                    $12.36          $12.01          $10.63         $10.37          $9.60
    End of period                          $7.57           $12.36          $12.01         $10.63          $10.37
  Accumulation units outstanding
  at the end of period                     24,519          24,332          23,838         21,770          19,999

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A
    End of period                          $9.60            N/A
  Accumulation units outstanding
  at the end of period                     5,109            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.20          $20.38           N/A             N/A            N/A
    End of period                          $10.71          $18.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,905           4,011            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(440)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.35          $13.31         $13.01          $11.29
    End of period                          $9.42           $14.75          $15.35         $13.31          $13.01
  Accumulation units outstanding
  at the end of period                     8,694           7,549           7,264           6,425          7,329

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(440)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                     1,701            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(509)

  Accumulation unit value:
    Beginning of period                    $6.80           $6.05           $5.63           $5.60          $5.69
    End of period                          $3.78           $6.80           $6.05           $5.63          $5.60
  Accumulation units outstanding
  at the end of period                     10,882          12,463          10,310          9,846          5,429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.67          $17.76           N/A             N/A            N/A
    End of period                          $9.12           $17.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,182          11,645           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.30          $12.45         $11.15          $9.63
    End of period                          $8.66           $14.92          $14.30         $12.45          $11.15
  Accumulation units outstanding
  at the end of period                     12,997          13,323          13,607         13,805          11,208

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A
    End of period                          $9.63            N/A
  Accumulation units outstanding
  at the end of period                     1,819            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.82          $13.60         $13.54          $13.21
    End of period                          $14.47          $14.68          $13.82         $13.60          $13.54
  Accumulation units outstanding
  at the end of period                     18,392          21,259          24,731         19,966          16,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $13.12           N/A
    End of period                          $13.21           N/A
  Accumulation units outstanding
  at the end of period                     2,193            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.74          $12.67         $12.69          $12.34
    End of period                          $9.07           $13.34          $13.74         $12.67          $12.69
  Accumulation units outstanding
  at the end of period                     6,472           7,708           9,439           9,714          6,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $20.10          $21.70          $19.55         $18.99          $17.62
    End of period                          $10.42          $20.10          $21.70         $19.55          $18.99
  Accumulation units outstanding
  at the end of period                     2,064           2,071           3,031           2,111          2,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $16.51           N/A
    End of period                          $17.62           N/A
  Accumulation units outstanding
  at the end of period                     1,163            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $15.93          $14.86          $13.10         $12.30          $11.13
    End of period                          $9.51           $15.93          $14.86         $13.10          $12.30
  Accumulation units outstanding
  at the end of period                     32,383          42,729          48,165         52,044          50,862

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $10.70           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     19,026           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.11          $10.49         $10.35           N/A
    End of period                          $9.81           $11.59          $11.11         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     11,851          6,929           9,278           7,301           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.80          $13.21         $12.53          $11.45
    End of period                          $10.02          $15.80          $14.80         $13.21          $12.53
  Accumulation units outstanding
  at the end of period                     23,131          32,159          32,443         58,612          51,129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $11.45           N/A
  Accumulation units outstanding
  at the end of period                     6,372            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(819)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.72          $10.82         $10.18           N/A
    End of period                          $9.58           $12.39          $11.72         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     25,610          29,577          36,329         40,954           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(474)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.07          $12.78         $12.23          $11.37
    End of period                          $10.68          $15.01          $14.07         $12.78          $12.23
  Accumulation units outstanding
  at the end of period                     35,238          58,317          69,609         75,861          39,271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(474)

  Accumulation unit value:
    Beginning of period                    $11.13           N/A
    End of period                          $11.37           N/A
  Accumulation units outstanding
  at the end of period                     5,518            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $26.84          $25.43          $22.80         $22.05          $20.26
    End of period                          $20.88          $26.84          $25.43         $22.80          $22.05
  Accumulation units outstanding
  at the end of period                     11,930          12,907          14,143         15,764          15,880

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $19.16           N/A
    End of period                          $20.26           N/A
  Accumulation units outstanding
  at the end of period                      733             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(551)

  Accumulation unit value:
    Beginning of period                    $12.46          $12.12          $11.81         $11.72          $11.80
    End of period                          $12.50          $12.46          $12.12         $11.81          $11.72
  Accumulation units outstanding
  at the end of period                     2,921           3,218           3,208           2,673          2,670

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(431)

  Accumulation unit value:
    Beginning of period                    $21.72          $20.52          $17.28         $16.28          $14.45
    End of period                          $14.21          $21.72          $20.52         $17.28          $16.28
  Accumulation units outstanding
  at the end of period                     5,242           8,236           4,350           4,768          5,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(431)

  Accumulation unit value:
    Beginning of period                    $13.25           N/A
    End of period                          $14.45           N/A
  Accumulation units outstanding
  at the end of period                     1,771            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $31.03          $28.71          $25.72         $24.69          $22.89
    End of period                          $17.41          $31.03          $28.71         $25.72          $24.69
  Accumulation units outstanding
  at the end of period                     11,733          15,991          14,250         14,379          9,051

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $21.65           N/A
    End of period                          $22.89           N/A
  Accumulation units outstanding
  at the end of period                     1,116            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $43.31          $37.64          $35.91         $32.06          $27.67
    End of period                          $25.24          $43.31          $37.64         $35.91          $32.06
  Accumulation units outstanding
  at the end of period                     5,401           6,328           6,295           8,228          4,340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $26.18           N/A
    End of period                          $27.67           N/A
  Accumulation units outstanding
  at the end of period                      587             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(431)

  Accumulation unit value:
    Beginning of period                    $15.73          $15.89          $13.49         $12.94          $11.44
    End of period                          $9.19           $15.73          $15.89         $13.49          $12.94
  Accumulation units outstanding
  at the end of period                     22,755          28,925          28,880         31,420          21,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(431)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A
    End of period                          $11.44           N/A
  Accumulation units outstanding
  at the end of period                     3,430            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.895%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(562)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.16          $11.49         $10.96          $10.53
    End of period                          $8.45           $13.81          $12.16         $11.49          $10.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              12

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(562)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.61          $10.68          $9.91          $9.28
    End of period                          $8.65           $12.29          $11.61         $10.68          $9.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              13

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(562)

  Accumulation unit value:
    Beginning of period                    $18.17          $18.41          $16.70         $16.49          $15.82
    End of period                          $10.87          $18.17          $18.41         $16.70          $16.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              19

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(562)

  Accumulation unit value:
    Beginning of period                    $19.28          $18.36          $17.88         $17.75          $16.86
    End of period                          $17.94          $19.28          $18.36         $17.88          $17.75
  Accumulation units outstanding
  at the end of period                       -               -               -               -              22

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(562)

  Accumulation unit value:
    Beginning of period                    $15.66          $15.00          $14.81         $14.80          $14.47
    End of period                          $16.37          $15.66          $15.00         $14.81          $14.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              8

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(562)

  Accumulation unit value:
    Beginning of period                    $19.39          $20.30          $18.06         $16.80          $14.51
    End of period                          $11.62          $19.39          $20.30         $18.06          $16.80
  Accumulation units outstanding
  at the end of period                       -               -               -               -              4

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.69          $12.26          $11.75           N/A            N/A
    End of period                          $7.43           $11.69          $12.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,777           2,616            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(521)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.95         $10.95          $10.89
    End of period                          $11.83          $11.62          $11.13         $10.95          $10.95
  Accumulation units outstanding
  at the end of period                     4,097           4,101           4,106           4,110          4,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(521)

  Accumulation unit value:
    Beginning of period                    $9.67           $9.49           $8.28           $8.10          $7.57
    End of period                          $5.90           $9.67           $9.49           $8.28          $8.10
  Accumulation units outstanding
  at the end of period                     2,315           2,317           2,319           2,321          2,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(521)

  Accumulation unit value:
    Beginning of period                    $19.89          $18.36          $14.90         $13.40          $11.93
    End of period                          $11.14          $19.89          $18.36         $14.90          $13.40
  Accumulation units outstanding
  at the end of period                      740             741             742             743            744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.73          $14.31           N/A             N/A            N/A
    End of period                          $7.74           $13.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,090            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.13          $20.31           N/A             N/A            N/A
    End of period                          $10.67          $18.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,703            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(521)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.32          $13.29         $12.99          $11.52
    End of period                          $9.39           $14.71          $15.32         $13.29          $12.99
  Accumulation units outstanding
  at the end of period                      618             619             619             620            620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(562)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.78          $13.57         $13.51          $13.14
    End of period                          $14.42          $14.64          $13.78         $13.57          $13.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              30

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.66          $12.60         $12.64          $12.31
    End of period                          $9.01           $13.25          $13.66         $12.60          $12.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              25

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.57          $11.26           N/A             N/A            N/A
    End of period                          $9.80           $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,345           3,138            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                    $15.73          $14.75          $13.17         $12.49          $11.42
    End of period                          $9.98           $15.73          $14.75         $13.17          $12.49
  Accumulation units outstanding
  at the end of period                     6,576           17,113          17,442         22,206          19,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                    $11.28           N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     10,312           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(519)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.01          $12.73         $12.19          $11.57
    End of period                          $10.63          $14.94          $14.01         $12.73          $12.19
  Accumulation units outstanding
  at the end of period                      649            5,253           5,471            653           8,921

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(562)

  Accumulation unit value:
    Beginning of period                    $26.77          $25.38          $22.76         $21.99          $20.42
    End of period                          $20.82          $26.77          $25.38         $22.76          $21.99
  Accumulation units outstanding
  at the end of period                       -               -               -               -              12

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(562)

  Accumulation unit value:
    Beginning of period                    $21.64          $20.45          $17.23         $16.34          $14.75
    End of period                          $14.15          $21.64          $20.45         $17.23          $16.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              6

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(562)

  Accumulation unit value:
    Beginning of period                    $30.93          $28.63          $25.66         $24.61          $23.05
    End of period                          $17.35          $30.93          $28.63         $25.66          $24.61
  Accumulation units outstanding
  at the end of period                       -               -               -               -              11

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(562)

  Accumulation unit value:
    Beginning of period                    $15.71          $15.88          $13.48         $12.93          $11.59
    End of period                          $9.18           $15.71          $15.88         $13.48          $12.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              18

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(926)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $10.83           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     11,935          11,552          2,880            724            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(926)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $18.08          $16.78          $13.95         $12.85          $11.26
    End of period                          $10.48          $18.08          $16.78         $13.95          $12.85
  Accumulation units outstanding
  at the end of period                     11,637          9,927           3,241            415            415

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $10.54           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                      415             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(636)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.26          $11.58         $11.01          $9.54
    End of period                          $8.52           $13.92          $12.26         $11.58          $11.01
  Accumulation units outstanding
  at the end of period                     2,577           3,061           1,735           1,212          1,088

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1104)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.03          $13.28           N/A            N/A
    End of period                          $9.07           $15.33          $14.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,456           1,302             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(513)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.70          $10.76          $9.96          $9.41
    End of period                          $8.72           $12.39          $11.70         $10.76          $9.96
  Accumulation units outstanding
  at the end of period                     6,685           3,832           3,833           3,663          3,987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(801)

  Accumulation unit value:
    Beginning of period                    $29.11          $24.59          $22.12         $19.98           N/A
    End of period                          $16.43          $29.11          $24.59         $22.12           N/A
  Accumulation units outstanding
  at the end of period                      938             946            1,154            345            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.57            N/A             N/A             N/A            N/A
    End of period                          $4.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      429             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1016)

  Accumulation unit value:
    Beginning of period                    $28.24          $26.23          $25.71           N/A            N/A
    End of period                          $16.38          $28.24          $26.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,577             92              93             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1016)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $10.00           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,870           4,504            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.65          $10.11           N/A             N/A            N/A
    End of period                          $6.51           $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,833           1,496            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(513)

  Accumulation unit value:
    Beginning of period                    $18.20          $18.44          $16.73         $16.49          $16.17
    End of period                          $10.88          $18.20          $18.44         $16.73          $16.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -             247

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(670)

  Accumulation unit value:
    Beginning of period                    $24.48          $22.26          $18.89         $18.78          $16.06
    End of period                          $14.82          $24.48          $22.26         $18.89          $18.78
  Accumulation units outstanding
  at the end of period                     2,410           3,072           1,483            486            467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.09           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,346          26,897           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.76            N/A             N/A            N/A
    End of period                          $5.76           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,292           2,887            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.84          $9.90            N/A            N/A
    End of period                          $7.47           $10.83          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,317          32,454          5,760            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.89            N/A             N/A            N/A
    End of period                          $6.00           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,039           4,552            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $11.59          $12.58          $11.50         $10.28           N/A
    End of period                          $7.60           $11.59          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                      138             138             138              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $19.28          $18.36          $17.88         $17.75          $16.91
    End of period                          $17.94          $19.28          $18.36         $17.88          $17.75
  Accumulation units outstanding
  at the end of period                     13,291          13,655          11,246          6,825          1,326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(955)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.77          $11.25         $10.95           N/A
    End of period                          $8.08           $12.88          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     4,145           1,422           1,061             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(955)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.18          $9.99            N/A            N/A
    End of period                          $9.66           $10.47          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,305           2,671             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                    $16.74          $15.24          $11.77         $10.11          $8.82
    End of period                          $9.12           $16.74          $15.24         $11.77          $10.11
  Accumulation units outstanding
  at the end of period                     10,081          10,670          6,144            798            511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $24.29          $22.93          $20.85         $20.02          $17.29
    End of period                          $13.24          $24.29          $22.93         $20.85          $20.02
  Accumulation units outstanding
  at the end of period                      891            2,283           1,883           1,529          1,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $16.36           N/A
    End of period                          $17.29           N/A
  Accumulation units outstanding
  at the end of period                       75             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(665)

  Accumulation unit value:
    Beginning of period                    $15.77          $15.11          $14.91         $14.85          $14.78
    End of period                          $16.48          $15.77          $15.11         $14.91          $14.85
  Accumulation units outstanding
  at the end of period                     16,705          8,346           2,778            442            508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $8.93            N/A            N/A
    End of period                          $6.88           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,053          14,205          2,093            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(455)

  Accumulation unit value:
    Beginning of period                    $19.11          $20.00          $17.79         $16.66          $13.62
    End of period                          $11.44          $19.11          $20.00         $17.79          $16.66
  Accumulation units outstanding
  at the end of period                     16,412          13,765          10,032          7,080          1,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(455)

  Accumulation unit value:
    Beginning of period                    $13.07           N/A
    End of period                          $13.62           N/A
  Accumulation units outstanding
  at the end of period                      622             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(450)

  Accumulation unit value:
    Beginning of period                    $15.22          $16.64          $14.52         $14.14          $12.49
    End of period                          $9.17           $15.22          $16.64         $14.52          $14.14
  Accumulation units outstanding
  at the end of period                     1,980           2,587           1,375            945            946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(450)

  Accumulation unit value:
    Beginning of period                    $12.06           N/A
    End of period                          $12.49           N/A
  Accumulation units outstanding
  at the end of period                      892             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,023            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.68          $12.25          $11.74           N/A            N/A
    End of period                          $7.42           $11.68          $12.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,777          15,116          15,536           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(458)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.13          $10.94         $10.95          $10.77
    End of period                          $11.82          $11.62          $11.13         $10.94          $10.95
  Accumulation units outstanding
  at the end of period                     53,495          44,586          29,956         26,155          15,452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(458)

  Accumulation unit value:
    Beginning of period                    $10.72           N/A
    End of period                          $10.77           N/A
  Accumulation units outstanding
  at the end of period                     1,399            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.88           $4.40           $4.44          $4.08
    End of period                          $3.56           $6.01           $5.88           $4.40          $4.44
  Accumulation units outstanding
  at the end of period                     4,308           12,316          5,791           4,705          2,064

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(641)

  Accumulation unit value:
    Beginning of period                    $10.25          $11.34          $10.19         $10.63          $9.11
    End of period                          $6.91           $10.25          $11.34         $10.19          $10.63
  Accumulation units outstanding
  at the end of period                     2,791             -              108             22              22

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.40          $11.03           N/A             N/A            N/A
    End of period                          $5.17           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,503          8,295            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(955)

  Accumulation unit value:
    Beginning of period                    $9.66           $9.49           $8.28           $8.17           N/A
    End of period                          $5.89           $9.66           $9.49           $8.28           N/A
  Accumulation units outstanding
  at the end of period                     3,168           2,407             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(955)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(955)

  Accumulation unit value:
    Beginning of period                    $11.63          $14.34          $12.31         $12.08           N/A
    End of period                          $5.63           $11.63          $14.34         $12.31           N/A
  Accumulation units outstanding
  at the end of period                     10,827           622            1,065            272            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(955)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(636)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.58          $11.10         $10.51          $9.55
    End of period                          $9.21           $12.22          $11.58         $11.10          $10.51
  Accumulation units outstanding
  at the end of period                     18,186          21,600          20,631          2,907          1,232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(458)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.36          $14.90         $13.40          $11.43
    End of period                          $11.13          $19.88          $18.36         $14.90          $13.40
  Accumulation units outstanding
  at the end of period                    136,219         131,600         128,060         133,988         88,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(458)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $11.43           N/A
  Accumulation units outstanding
  at the end of period                     1,447            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(740)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.79          $11.83         $10.51           N/A
    End of period                          $7.74           $13.73          $13.79         $11.83           N/A
  Accumulation units outstanding
  at the end of period                    372,950         349,112         145,568         53,784           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.70          $9.17            N/A            N/A
    End of period                          $6.31           $11.92          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.23           N/A             N/A            N/A
    End of period                          $7.24           $12.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,183           3,712            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.64           N/A             N/A            N/A
    End of period                          $6.12           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,472           2,969            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $35.84          $27.00          $22.78         $16.97          $15.17
    End of period                          $21.85          $35.84          $27.00         $22.78          $16.97
  Accumulation units outstanding
  at the end of period                     5,459           7,463           5,887           5,045          1,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.93           N/A             N/A            N/A
    End of period                          $7.08           $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,371           1,371            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(458)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.99          $13.93         $12.67          $11.16
    End of period                          $9.68           $15.80          $14.99         $13.93          $12.67
  Accumulation units outstanding
  at the end of period                    139,855         141,315         140,076         146,806         99,128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(458)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     2,814            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(458)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.98          $10.61         $10.36          $9.59
    End of period                          $7.54           $12.33          $11.98         $10.61          $10.36
  Accumulation units outstanding
  at the end of period                    188,558         185,527         178,691         187,216        125,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(458)

  Accumulation unit value:
    Beginning of period                    $9.00            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                     8,334            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.70            N/A             N/A             N/A            N/A
    End of period                          $6.04            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,995            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.13          $20.30           N/A             N/A            N/A
    End of period                          $10.66          $18.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,389           6,087            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(458)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.31          $13.28         $12.99          $11.27
    End of period                          $9.39           $14.71          $15.31         $13.28          $12.99
  Accumulation units outstanding
  at the end of period                    144,775         142,638         138,268         145,435         96,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(458)

  Accumulation unit value:
    Beginning of period                    $10.66           N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                     1,407            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $6.77           $6.02           $5.61           $5.59          $5.07
    End of period                          $3.76           $6.77           $6.02           $5.61          $5.59
  Accumulation units outstanding
  at the end of period                     5,173           9,764           5,264           5,993          3,355

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.64          $17.73           N/A             N/A            N/A
    End of period                          $9.10           $17.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,727          44,113           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(771)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.12          $11.92         $11.08           N/A
    End of period                          $8.00           $14.26          $13.12         $11.92           N/A
  Accumulation units outstanding
  at the end of period                     4,918           5,388           4,242           4,475           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.26          $12.42         $11.13          $9.62
    End of period                          $8.63           $14.87          $14.26         $12.42          $11.13
  Accumulation units outstanding
  at the end of period                      686            4,064           4,302           1,937          1,649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $8.72            N/A
    End of period                          $9.62            N/A
  Accumulation units outstanding
  at the end of period                      141             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                    $8.90            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      675             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                    $7.82            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      783             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $9.94            N/A             N/A            N/A
    End of period                          $10.29          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,094          1,240            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(513)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.76          $13.55         $13.50          $13.28
    End of period                          $14.39          $14.61          $13.76         $13.55          $13.50
  Accumulation units outstanding
  at the end of period                     26,299          15,346          7,800           3,880          2,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(513)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.51           N/A             N/A             N/A            N/A
    End of period                          $12.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      628             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(791)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.67          $12.61         $12.53           N/A
    End of period                          $9.01           $13.26          $13.67         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     93,260          89,507          98,544           210            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1807)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      301             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1147)

  Accumulation unit value:
    Beginning of period                    $19.97          $21.57          $19.90           N/A            N/A
    End of period                          $10.34          $19.97          $21.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      589              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,357            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $6.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,048            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48           N/A             N/A             N/A            N/A
    End of period                          $7.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,449            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $6.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,111            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.41            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,851            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.30            N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,401            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $15.85          $14.80          $13.05         $12.26          $11.15
    End of period                          $9.46           $15.85          $14.80         $13.05          $12.26
  Accumulation units outstanding
  at the end of period                     19,168          15,950          16,395          9,771          4,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.10          $10.49         $10.17           N/A
    End of period                          $9.79           $11.57          $11.10         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     19,143          2,081            423             426            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.74          $13.16         $12.48          $11.58
    End of period                          $9.97           $15.72          $14.74         $13.16          $12.48
  Accumulation units outstanding
  at the end of period                     38,994          37,005          26,342         20,984          26,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(791)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.71          $10.81         $10.33           N/A
    End of period                          $9.56           $12.37          $11.71         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     35,078          9,453           1,913           1,917           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(607)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.01          $12.73         $12.19          $11.43
    End of period                          $10.62          $14.93          $14.01         $12.73          $12.19
  Accumulation units outstanding
  at the end of period                     40,637          36,364          17,134         11,622          7,454

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1147)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.93          $10.21           N/A            N/A
    End of period                          $7.68           $11.74          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1081)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.00          $10.04           N/A            N/A
    End of period                          $7.50           $11.88          $11.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.55          $9.97            N/A            N/A
    End of period                          $8.89           $11.06          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,042           8,640             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,192            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $26.67          $25.28          $22.67         $21.94          $20.17
    End of period                          $20.74          $26.67          $25.28         $22.67          $21.94
  Accumulation units outstanding
  at the end of period                     12,375          9,887           8,902           8,125          4,778

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $18.99           N/A
    End of period                          $20.17           N/A
  Accumulation units outstanding
  at the end of period                       65             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.05          $11.90           N/A            N/A
    End of period                          $12.42          $12.38          $12.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,999          13,138            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                    $21.66          $20.48          $17.26         $16.26          $14.44
    End of period                          $14.17          $21.66          $20.48         $17.26          $16.26
  Accumulation units outstanding
  at the end of period                     3,106           3,870           3,306           3,019          3,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                    $13.58           N/A
    End of period                          $14.44           N/A
  Accumulation units outstanding
  at the end of period                     1,550            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $30.83          $28.54          $25.58         $24.58          $22.80
    End of period                          $17.29          $30.83          $28.54         $25.58          $24.58
  Accumulation units outstanding
  at the end of period                     1,397           5,132           3,145           2,681          2,671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $21.36           N/A
    End of period                          $22.80           N/A
  Accumulation units outstanding
  at the end of period                      838             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $43.04          $37.43          $35.72         $31.90          $27.55
    End of period                          $25.07          $43.04          $37.43         $35.72          $31.90
  Accumulation units outstanding
  at the end of period                     2,098           2,171           1,435           1,523           121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $26.58           N/A
    End of period                          $27.55           N/A
  Accumulation units outstanding
  at the end of period                       62             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.84          $13.45         $12.91          $11.30
    End of period                          $9.15           $15.67          $15.84         $13.45          $12.91
  Accumulation units outstanding
  at the end of period                     5,880           6,382           1,526           1,504          1,483

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.91%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $11.14           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     29,271          27,236          16,934           765            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.76          $13.94         $13.27           N/A
    End of period                          $10.46          $18.05          $16.76         $13.94           N/A
  Accumulation units outstanding
  at the end of period                     10,811          10,034          6,467           1,142           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(723)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.25          $11.58         $11.01          $10.87
    End of period                          $8.51           $13.91          $12.25         $11.58          $11.01
  Accumulation units outstanding
  at the end of period                     20,981          9,253           4,976           1,720           718

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.02          $12.49         $11.74          $10.73
    End of period                          $9.06           $15.32          $14.02         $12.49          $11.74
  Accumulation units outstanding
  at the end of period                     5,601           5,977           2,978           1,735           630

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(769)

  Accumulation unit value:
    Beginning of period                    $12.38          $11.69          $10.75         $10.07           N/A
    End of period                          $8.71           $12.38          $11.69         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     19,904          8,733           2,251           1,166           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(904)

  Accumulation unit value:
    Beginning of period                    $29.07          $24.56          $22.09         $21.41           N/A
    End of period                          $16.40          $29.07          $24.56         $22.09           N/A
  Accumulation units outstanding
  at the end of period                     2,220           1,786           1,047            109            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(973)

  Accumulation unit value:
    Beginning of period                    $28.21          $26.20          $25.53         $25.94           N/A
    End of period                          $16.36          $28.21          $26.20         $25.53           N/A
  Accumulation units outstanding
  at the end of period                     4,017           2,645            867             872            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(973)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $10.31           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,692          24,771           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $6.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,753            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(723)

  Accumulation unit value:
    Beginning of period                    $18.17          $18.42          $16.71         $16.48          $16.16
    End of period                          $10.87          $18.17          $18.42         $16.71          $16.48
  Accumulation units outstanding
  at the end of period                      595             580             598             619            402

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(790)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.23          $18.87         $18.00           N/A
    End of period                          $14.80          $24.45          $22.23         $18.87           N/A
  Accumulation units outstanding
  at the end of period                     2,490           3,206            305             308            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.20           N/A             N/A            N/A
    End of period                          $6.21           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     96,767          57,516           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.61           N/A             N/A            N/A
    End of period                          $5.76           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,921          6,321            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.82           N/A             N/A            N/A
    End of period                          $7.47           $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,494          35,694           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.08           N/A             N/A            N/A
    End of period                          $5.99           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,283          5,043            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.58          $10.89         $10.89           N/A
    End of period                          $7.60           $11.58          $12.58         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     12,217          4,137           1,766            214            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $19.25          $18.34          $17.86         $17.74          $17.40
    End of period                          $17.91          $19.25          $18.34         $17.86          $17.74
  Accumulation units outstanding
  at the end of period                     12,469          12,061          7,463           5,788          3,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.77          $11.25         $11.15           N/A
    End of period                          $8.07           $12.88          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     6,327           5,746           1,150            209            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.33           N/A             N/A            N/A
    End of period                          $9.66           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,213          2,407            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(904)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.22          $11.76         $10.76           N/A
    End of period                          $9.11           $16.72          $15.22         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     34,877          30,417          19,274          2,682           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(723)

  Accumulation unit value:
    Beginning of period                    $24.26          $22.90          $20.83         $20.00          $19.19
    End of period                          $13.22          $24.26          $22.90         $20.83          $20.00
  Accumulation units outstanding
  at the end of period                     4,943           3,933            824             418            339

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $15.75          $15.09          $14.90         $14.84          $14.80
    End of period                          $16.46          $15.75          $15.09         $14.90          $14.84
  Accumulation units outstanding
  at the end of period                     17,906          5,732           14,228          3,769          1,428

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1144)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $9.19            N/A            N/A
    End of period                          $6.88           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,488          35,676          1,200            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(692)

  Accumulation unit value:
    Beginning of period                    $19.09          $19.98          $17.78         $16.65          $14.95
    End of period                          $11.43          $19.09          $19.98         $17.78          $16.65
  Accumulation units outstanding
  at the end of period                     7,716           8,345           2,599           2,308           946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(692)

  Accumulation unit value:
    Beginning of period                    $15.20          $16.63          $14.51         $14.13          $12.84
    End of period                          $9.16           $15.20          $16.63         $14.51          $14.13
  Accumulation units outstanding
  at the end of period                     4,273           4,314           2,493           1,735          1,012

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.35           N/A             N/A            N/A
    End of period                          $6.13           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,431          17,493           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.67          $12.24          $11.74           N/A            N/A
    End of period                          $7.42           $11.67          $12.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,990          29,107          25,013           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(694)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.94         $10.95          $10.98
    End of period                          $11.81          $11.61          $11.12         $10.94          $10.95
  Accumulation units outstanding
  at the end of period                     26,154          28,938          13,940          1,071           572

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1031)

  Accumulation unit value:
    Beginning of period                    $6.01           $5.87           $5.00            N/A            N/A
    End of period                          $3.56           $6.01           $5.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,963           10,300          3,889            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1031)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(783)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.31          $10.16         $10.27           N/A
    End of period                          $6.89           $10.22          $11.31         $10.16           N/A
  Accumulation units outstanding
  at the end of period                     12,236           588             246             181            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(783)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.03           N/A             N/A            N/A
    End of period                          $5.16           $10.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,018          15,978           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(712)

  Accumulation unit value:
    Beginning of period                    $9.65           $9.48           $8.27           $8.09          $7.90
    End of period                          $5.89           $9.65           $9.48           $8.27          $8.09
  Accumulation units outstanding
  at the end of period                     4,302           4,336           1,852           1,532          1,587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1014)

  Accumulation unit value:
    Beginning of period                    $11.62          $14.33          $12.72           N/A            N/A
    End of period                          $5.62           $11.62          $14.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,567          3,404           2,740            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1014)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.57          $11.09         $10.51          $9.95
    End of period                          $9.20           $12.21          $11.57         $11.09          $10.51
  Accumulation units outstanding
  at the end of period                     16,825          18,542          9,504           3,623          1,261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1429)

  Accumulation unit value:
    Beginning of period                    $9.87           $10.29           N/A             N/A            N/A
    End of period                          $6.79           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,483          19,832           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1429)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.35          $14.89         $13.40          $12.50
    End of period                          $11.13          $19.87          $18.35         $14.89          $13.40
  Accumulation units outstanding
  at the end of period                     43,161          51,347          37,963         17,763          5,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.78          $11.82         $10.89          $10.22
    End of period                          $7.73           $13.72          $13.78         $11.82          $10.89
  Accumulation units outstanding
  at the end of period                    630,929         649,690         322,546         83,257            14

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.70          $9.38            N/A            N/A
    End of period                          $6.31           $11.92          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,555          29,347          23,647           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.23           N/A             N/A            N/A
    End of period                          $7.24           $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,701           6,016            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.62           N/A             N/A            N/A
    End of period                          $6.12           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,039          16,238           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $35.81          $26.98          $22.77         $16.96          $16.24
    End of period                          $21.83          $35.81          $26.98         $22.77          $16.96
  Accumulation units outstanding
  at the end of period                     15,955          12,532          7,170           3,364          1,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.92           N/A             N/A            N/A
    End of period                          $7.08           $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,340          13,242           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $15.79          $14.98          $13.92         $12.67          $11.82
    End of period                          $9.67           $15.79          $14.98         $13.92          $12.67
  Accumulation units outstanding
  at the end of period                     28,230          30,812          19,038          4,285          1,730

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.97          $10.60         $10.35          $9.63
    End of period                          $7.54           $12.32          $11.97         $10.60          $10.35
  Accumulation units outstanding
  at the end of period                     51,592          65,325          54,476         30,191          13,150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1405)

  Accumulation unit value:
    Beginning of period                    $8.82           $9.27            N/A             N/A            N/A
    End of period                          $6.03           $8.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,472           2,431            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1405)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.11          $20.29           N/A             N/A            N/A
    End of period                          $10.65          $18.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,506          13,960           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                    $14.70          $15.31          $13.28         $12.98          $12.03
    End of period                          $9.38           $14.70          $15.31         $13.28          $12.98
  Accumulation units outstanding
  at the end of period                     18,794          20,718          10,491          3,918          1,675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $6.76           $6.02           $5.61           $5.58          $5.34
    End of period                          $3.76           $6.76           $6.02           $5.61          $5.58
  Accumulation units outstanding
  at the end of period                     29,232          14,405          10,690          5,824          2,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.73           N/A             N/A            N/A
    End of period                          $9.09           $17.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,001          55,053           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.12          $11.92         $11.07          $10.44
    End of period                          $8.00           $14.25          $13.12         $11.92          $11.07
  Accumulation units outstanding
  at the end of period                     37,279          53,617          56,764         41,255          5,534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $14.86          $14.25          $12.42         $11.13          $9.92
    End of period                          $8.62           $14.86          $14.25         $12.42          $11.13
  Accumulation units outstanding
  at the end of period                     15,487          32,904          10,319          7,318          1,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1819)

  Accumulation unit value:
    Beginning of period                    $8.87            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       2              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1802)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,638            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1802)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.89          $10.38           N/A             N/A            N/A
    End of period                          $10.28          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,832          1,327            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.75          $13.54         $13.49          $13.48
    End of period                          $14.38          $14.60          $13.75         $13.54          $13.49
  Accumulation units outstanding
  at the end of period                     24,266          25,105          9,309           6,438          1,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.66          $12.60         $12.63          $12.42
    End of period                          $9.00           $13.25          $13.66         $12.60          $12.63
  Accumulation units outstanding
  at the end of period                     14,489          19,835          20,983          4,588          1,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1843)

  Accumulation unit value:
    Beginning of period                    $8.82            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      100             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                    $15.68           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      990             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $8.87            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,583           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,087          19,163           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46          $10.07           N/A             N/A            N/A
    End of period                          $6.24           $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,814           2,705            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.15           N/A             N/A            N/A
    End of period                          $7.57           $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,781           7,166            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $6.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      293             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.71            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,297            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $5.31            N/A             N/A             N/A            N/A
    End of period                          $6.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(776)

  Accumulation unit value:
    Beginning of period                    $15.83          $14.78          $13.04         $12.10           N/A
    End of period                          $9.45           $15.83          $14.78         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     24,578          15,311          16,123         15,513           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(737)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.09          $10.48         $10.30          $10.30
    End of period                          $9.79           $11.57          $11.09         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                     52,540          25,433          97,479         93,699          3,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.73          $13.15         $12.47          $11.90
    End of period                          $9.96           $15.70          $14.73         $13.15          $12.47
  Accumulation units outstanding
  at the end of period                    104,741         154,260         110,474         12,297           524

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.71          $10.81         $10.44           N/A
    End of period                          $9.56           $12.37          $11.71         $10.81           N/A
  Accumulation units outstanding
  at the end of period                    100,648          78,160          67,137         75,222           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(776)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.00          $12.72         $12.09           N/A
    End of period                          $10.61          $14.92          $14.00         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     69,082         165,984          66,409         21,787           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1167)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.80          $10.24           N/A            N/A
    End of period                          $7.93           $11.57          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,936           4,957           2,136            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1167)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1130)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.93          $9.91            N/A            N/A
    End of period                          $7.68           $11.74          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,082           5,095           1,553            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                    $6.86            N/A             N/A             N/A            N/A
    End of period                          $7.50            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,334            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1119)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.55          $9.91            N/A            N/A
    End of period                          $8.88           $11.06          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,880          14,747          6,343            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                    $26.63          $25.26          $22.65         $21.92          $20.88
    End of period                          $20.71          $26.63          $25.26         $22.65          $21.92
  Accumulation units outstanding
  at the end of period                     8,430           7,718           3,251            282            302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.04          $11.74         $11.65          $11.65
    End of period                          $12.40          $12.37          $12.04         $11.74          $11.65
  Accumulation units outstanding
  at the end of period                     12,976          2,806           4,864           1,563            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(723)

  Accumulation unit value:
    Beginning of period                    $21.65          $20.47          $17.25         $16.26          $15.83
    End of period                          $14.16          $21.65          $20.47         $17.25          $16.26
  Accumulation units outstanding
  at the end of period                     34,635          4,554           2,065           1,648           575

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                    $30.79          $28.51          $25.55         $24.55          $23.99
    End of period                          $17.27          $30.79          $28.51         $25.55          $24.55
  Accumulation units outstanding
  at the end of period                     7,025           7,180           4,141           2,727           433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $42.98          $37.38          $35.68         $31.87          $29.36
    End of period                          $25.03          $42.98          $37.38         $35.68          $31.87
  Accumulation units outstanding
  at the end of period                     8,112           5,838           3,673           1,885           356

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                    $15.66          $15.83          $13.44         $12.91          $12.48
    End of period                          $9.15           $15.66          $15.83         $13.44          $12.91
  Accumulation units outstanding
  at the end of period                     9,703           9,029           4,486           4,103           834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(942)

  Accumulation unit value:
    Beginning of period                    $12.89          $15.46          $11.55         $10.83           N/A
    End of period                          $8.13           $12.89          $15.46         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       28              29              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(492)

  Accumulation unit value:
    Beginning of period                    $18.03          $16.75          $13.92         $12.82          $11.67
    End of period                          $10.45          $18.03          $16.75         $13.92          $12.82
  Accumulation units outstanding
  at the end of period                     6,190           5,968           1,158           1,059          1,569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.25          $11.57         $11.00          $10.20
    End of period                          $8.50           $13.91          $12.25         $11.57          $11.00
  Accumulation units outstanding
  at the end of period                     5,107           4,966           7,303           8,544          10,163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $9.84            N/A
    End of period                          $10.20           N/A
  Accumulation units outstanding
  at the end of period                     2,990            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.02          $12.48         $11.73          $11.19
    End of period                          $9.05           $15.31          $14.02         $12.48          $11.73
  Accumulation units outstanding
  at the end of period                     7,596           11,460          24,389         27,157          35,417

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     10,371           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.68          $10.75          $9.95          $9.27
    End of period                          $8.70           $12.37          $11.68         $10.75          $9.95
  Accumulation units outstanding
  at the end of period                     8,235           8,068           11,752         12,434          12,969

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $8.92            N/A
    End of period                          $9.27            N/A
  Accumulation units outstanding
  at the end of period                     3,044            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(484)

  Accumulation unit value:
    Beginning of period                    $28.17          $26.17          $25.51         $24.84          $22.67
    End of period                          $16.34          $28.17          $26.17         $25.51          $24.84
  Accumulation units outstanding
  at the end of period                      280             786             186             507            633

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(484)

  Accumulation unit value:
    Beginning of period                    $22.65           N/A
    End of period                          $22.67           N/A
  Accumulation units outstanding
  at the end of period                       95             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.65          $11.42           N/A             N/A            N/A
    End of period                          $6.53           $13.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    119,827         148,573           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $18.16          $18.40          $16.70         $16.46          $15.78
    End of period                          $10.86          $18.16          $18.40         $16.70          $16.46
  Accumulation units outstanding
  at the end of period                     10,127          9,605           9,593           9,040          8,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $14.89           N/A
    End of period                          $15.78           N/A
  Accumulation units outstanding
  at the end of period                     4,072            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(563)

  Accumulation unit value:
    Beginning of period                    $24.42          $22.21          $18.85         $18.74          $17.27
    End of period                          $14.78          $24.42          $22.21         $18.85          $18.74
  Accumulation units outstanding
  at the end of period                     1,086           1,095           1,072           1,044          1,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.36           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,332          30,957           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.85           N/A             N/A            N/A
    End of period                          $7.46           $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,813         139,871           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.37           N/A             N/A            N/A
    End of period                          $5.99           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,199          30,813           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1010)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.58          $11.50           N/A            N/A
    End of period                          $7.60           $11.58          $12.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      235              -             1,977            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(422)

  Accumulation unit value:
    Beginning of period                    $19.23          $18.32          $17.84         $17.72          $16.89
    End of period                          $17.89          $19.23          $18.32         $17.84          $17.72
  Accumulation units outstanding
  at the end of period                     9,508           9,796           10,692         11,150          11,939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(422)

  Accumulation unit value:
    Beginning of period                    $16.57           N/A
    End of period                          $16.89           N/A
  Accumulation units outstanding
  at the end of period                     4,750            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.77          $11.25         $10.99           N/A
    End of period                          $8.07           $12.87          $12.77         $11.25           N/A
  Accumulation units outstanding
  at the end of period                      155            1,668             -             3,742           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(727)

  Accumulation unit value:
    Beginning of period                    $16.71          $15.21          $11.75         $10.10          $9.75
    End of period                          $9.10           $16.71          $15.21         $11.75          $10.10
  Accumulation units outstanding
  at the end of period                     8,099           9,091           4,031            646            647

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(727)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $24.23          $25.83           N/A             N/A            N/A
    End of period                          $13.20          $24.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,915            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $15.73          $15.08          $14.88         $14.82          $14.55
    End of period                          $16.44          $15.73          $15.08         $14.88          $14.82
  Accumulation units outstanding
  at the end of period                     18,724          4,406           4,257           4,254          4,154

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $14.37           N/A
    End of period                          $14.55           N/A
  Accumulation units outstanding
  at the end of period                     1,558            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $14.03          $10.85          $10.00           N/A            N/A
    End of period                          $6.87           $14.03          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,700           6,546           1,821            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(436)

  Accumulation unit value:
    Beginning of period                    $19.07          $19.96          $17.76         $16.64          $13.60
    End of period                          $11.42          $19.07          $19.96         $17.76          $16.64
  Accumulation units outstanding
  at the end of period                     7,570           11,532          21,422         23,663          30,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(436)

  Accumulation unit value:
    Beginning of period                    $12.86           N/A
    End of period                          $13.60           N/A
  Accumulation units outstanding
  at the end of period                     7,424            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $15.19          $16.61          $14.50         $14.12          $12.48
    End of period                          $9.15           $15.19          $16.61         $14.50          $14.12
  Accumulation units outstanding
  at the end of period                     10,131          13,155          23,389         25,774          33,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $11.52           N/A
    End of period                          $12.48           N/A
  Accumulation units outstanding
  at the end of period                     9,299            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.66          $12.24          $11.73           N/A            N/A
    End of period                          $7.41           $11.66          $12.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,498           5,191          108,515           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.12          $10.94         $10.94          $10.76
    End of period                          $11.81          $11.61          $11.12         $10.94          $10.94
  Accumulation units outstanding
  at the end of period                     8,012           9,119           10,236          9,662          9,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                    $10.81           N/A
    End of period                          $10.76           N/A
  Accumulation units outstanding
  at the end of period                     1,433            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.87           $4.39           $4.44          $4.21
    End of period                          $3.56           $6.00           $5.87           $4.39          $4.44
  Accumulation units outstanding
  at the end of period                     9,538           9,582           11,782         12,385          12,182

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(602)

  Accumulation unit value:
    Beginning of period                    $10.22          $11.30          $10.16         $10.61          $9.83
    End of period                          $6.89           $10.22          $11.30         $10.16          $10.61
  Accumulation units outstanding
  at the end of period                      326             326             326             326            327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.03           N/A             N/A            N/A
    End of period                          $5.16           $10.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       39            26,639           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(602)

  Accumulation unit value:
    Beginning of period                    $9.64           $9.48           $8.27           $8.08          $7.55
    End of period                          $5.88           $9.64           $9.48           $8.27          $8.08
  Accumulation units outstanding
  at the end of period                     1,481           4,623           1,593           1,636           425

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(519)

  Accumulation unit value:
    Beginning of period                    $11.61          $14.32          $12.30         $11.82          $11.20
    End of period                          $5.62           $11.61          $14.32         $12.30          $11.82
  Accumulation units outstanding
  at the end of period                      298             298             298             496            496

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(563)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.56          $11.09         $10.50          $10.84
    End of period                          $9.19           $12.20          $11.56         $11.09          $10.50
  Accumulation units outstanding
  at the end of period                     58,180          3,084           1,962           1,299           634

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(422)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.34          $14.89         $13.39          $11.42
    End of period                          $11.12          $19.86          $18.34         $14.89          $13.39
  Accumulation units outstanding
  at the end of period                     5,100           20,480          6,274           6,701          6,229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(422)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     1,684            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(753)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.79          $11.83         $10.49           N/A
    End of period                          $7.73           $13.72          $13.79         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     41,366          53,343          5,708           3,778           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.92          $10.63           N/A             N/A            N/A
    End of period                          $6.30           $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       64            79,620           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.23           N/A             N/A            N/A
    End of period                          $7.24           $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,252           1,252            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(569)

  Accumulation unit value:
    Beginning of period                    $35.78          $26.96          $22.75         $16.95          $13.93
    End of period                          $21.81          $35.78          $26.96         $22.75          $16.95
  Accumulation units outstanding
  at the end of period                     6,749           14,970          14,431         12,771          2,732

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(422)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.97          $13.92         $12.67          $11.15
    End of period                          $9.66           $15.78          $14.97         $13.92          $12.67
  Accumulation units outstanding
  at the end of period                     6,500           6,650           8,143           9,178          9,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(422)

  Accumulation unit value:
    Beginning of period                    $10.13           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     1,685            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(422)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.97          $10.60         $10.35          $9.59
    End of period                          $7.53           $12.31          $11.97         $10.60          $10.35
  Accumulation units outstanding
  at the end of period                     12,956          13,904          16,174         17,248          16,639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(422)

  Accumulation unit value:
    Beginning of period                    $8.80            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                     2,766            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.18           N/A             N/A            N/A
    End of period                          $6.03           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,840          1,913            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.09          $20.27           N/A             N/A            N/A
    End of period                          $10.64          $18.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,730           4,474            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(422)

  Accumulation unit value:
    Beginning of period                    $14.69          $15.30          $13.27         $12.98          $11.27
    End of period                          $9.38           $14.69          $15.30         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                     70,286          2,740           4,370           5,061          5,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(422)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                     1,567            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $6.76           $6.02           $5.61           $5.58          $5.62
    End of period                          $3.75           $6.76           $6.02           $5.61          $5.58
  Accumulation units outstanding
  at the end of period                       -               -             4,139           4,531          4,488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.72           N/A             N/A            N/A
    End of period                          $9.09           $17.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    126,638         220,736           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.24          $12.41         $11.12          $9.61
    End of period                          $8.62           $14.85          $14.24         $12.41          $11.12
  Accumulation units outstanding
  at the end of period                     7,107           7,200           4,241          10,613          5,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $8.97            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     3,189            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(422)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.73          $13.53         $13.48          $13.16
    End of period                          $14.36          $14.58          $13.73         $13.53          $13.48
  Accumulation units outstanding
  at the end of period                     23,819          27,293          42,689         43,191          28,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(422)

  Accumulation unit value:
    Beginning of period                    $13.16           N/A
    End of period                          $13.16           N/A
  Accumulation units outstanding
  at the end of period                     14,332           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(459)

  Accumulation unit value:
    Beginning of period                    $20.80          $22.86          $20.49         $19.21          $17.32
    End of period                          $12.14          $20.80          $22.86         $20.49          $19.21
  Accumulation units outstanding
  at the end of period                     1,556           1,284           1,200           1,258          1,258

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(459)

  Accumulation unit value:
    Beginning of period                    $16.14           N/A
    End of period                          $17.32           N/A
  Accumulation units outstanding
  at the end of period                     1,258            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.25          $13.66          $12.60         $12.63          $12.29
    End of period                          $9.00           $13.25          $13.66         $12.60          $12.63
  Accumulation units outstanding
  at the end of period                     9,374           9,665           9,576          10,696          30,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $19.92          $21.52          $19.41         $18.86          $17.51
    End of period                          $10.32          $19.92          $21.52         $19.41          $18.86
  Accumulation units outstanding
  at the end of period                     1,152           1,330           1,470           1,625          2,329

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $16.53           N/A
    End of period                          $17.51           N/A
  Accumulation units outstanding
  at the end of period                     2,639            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $15.82          $14.77          $13.03         $12.24          $11.08
    End of period                          $9.44           $15.82          $14.77         $13.03          $12.24
  Accumulation units outstanding
  at the end of period                     66,325          71,440         118,372         170,530        250,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $10.60           N/A
    End of period                          $11.08           N/A
  Accumulation units outstanding
  at the end of period                     19,848           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.04           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,101           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(422)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.71          $13.14         $12.47          $11.41
    End of period                          $9.95           $15.69          $14.71         $13.14          $12.47
  Accumulation units outstanding
  at the end of period                     94,536          95,311          97,633         107,914        110,785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(422)

  Accumulation unit value:
    Beginning of period                    $10.67           N/A
    End of period                          $11.41           N/A
  Accumulation units outstanding
  at the end of period                     10,022           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.70          $10.81         $10.35           N/A
    End of period                          $9.55           $12.37          $11.70         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     6,346           10,988          1,176           1,124           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(437)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.98          $12.71         $12.17          $11.32
    End of period                          $10.60          $14.90          $13.98         $12.71          $12.17
  Accumulation units outstanding
  at the end of period                     31,693          63,229          45,270         56,700          49,555

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(437)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     20,113           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.67            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,405           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $26.60          $25.23          $22.63         $21.90          $20.14
    End of period                          $20.69          $26.60          $25.23         $22.63          $21.90
  Accumulation units outstanding
  at the end of period                     4,445           4,737           5,815           5,876          5,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $19.05           N/A
    End of period                          $20.14           N/A
  Accumulation units outstanding
  at the end of period                     3,555            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                    $12.35          $12.02          $11.72         $11.64          $11.77
    End of period                          $12.38          $12.35          $12.02         $11.72          $11.64
  Accumulation units outstanding
  at the end of period                     19,278          39,366           762             769           1,766

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                    $11.80           N/A
    End of period                          $11.77           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(430)

  Accumulation unit value:
    Beginning of period                    $21.64          $20.46          $17.25         $16.25          $14.44
    End of period                          $14.15          $21.64          $20.46         $17.25          $16.25
  Accumulation units outstanding
  at the end of period                     2,696           3,963           2,743           3,896          3,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(430)

  Accumulation unit value:
    Beginning of period                    $13.12           N/A
    End of period                          $14.44           N/A
  Accumulation units outstanding
  at the end of period                     2,853            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(422)

  Accumulation unit value:
    Beginning of period                    $30.75          $28.47          $25.53         $24.53          $22.75
    End of period                          $17.24          $30.75          $28.47         $25.53          $24.53
  Accumulation units outstanding
  at the end of period                     9,453           8,944           5,814           5,901          5,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(422)

  Accumulation unit value:
    Beginning of period                    $20.94           N/A
    End of period                          $22.75           N/A
  Accumulation units outstanding
  at the end of period                     2,804            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $42.93          $37.34          $35.64         $31.84          $27.50
    End of period                          $25.00          $42.93          $37.34         $35.64          $31.84
  Accumulation units outstanding
  at the end of period                     8,191           38,329          12,486         14,610          18,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $26.11           N/A
    End of period                          $27.50           N/A
  Accumulation units outstanding
  at the end of period                     6,757            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.82          $13.44         $12.90          $11.42
    End of period                          $9.14           $15.65          $15.82         $13.44          $12.90
  Accumulation units outstanding
  at the end of period                     15,804          15,628          12,654         12,570          11,479

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $10.53           N/A
    End of period                          $11.42           N/A
  Accumulation units outstanding
  at the end of period                     4,657            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(517)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.27          $11.60         $11.03          $10.48
    End of period                          $8.51           $13.92          $12.27         $11.60          $11.03
  Accumulation units outstanding
  at the end of period                      416             466             561             837            901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.00          $12.47         $11.72          $11.15
    End of period                          $9.04           $15.29          $14.00         $12.47          $11.72
  Accumulation units outstanding
  at the end of period                      346             387             466            1,493          1,660

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(633)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.66          $10.73          $9.94          $9.02
    End of period                          $8.68           $12.34          $11.66         $10.73          $9.94
  Accumulation units outstanding
  at the end of period                       -               -              461             583            712

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(633)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $7.24            N/A             N/A             N/A            N/A
    End of period                          $6.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,230            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.20           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      259             419             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $9.93            N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,801           11,314           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(478)

  Accumulation unit value:
    Beginning of period                    $19.17          $18.27          $17.79         $17.68          $16.86
    End of period                          $17.83          $19.17          $18.27         $17.79          $17.68
  Accumulation units outstanding
  at the end of period                      452            1,266           1,556           1,228          1,790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(478)

  Accumulation unit value:
    Beginning of period                    $16.86           N/A
    End of period                          $16.86           N/A
  Accumulation units outstanding
  at the end of period                      605             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(451)

  Accumulation unit value:
    Beginning of period                    $16.67          $15.18          $11.73         $10.08          $8.39
    End of period                          $9.07           $16.67          $15.18         $11.73          $10.08
  Accumulation units outstanding
  at the end of period                      498            1,361           1,475           1,559          1,644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(451)

  Accumulation unit value:
    Beginning of period                    $7.73            N/A
    End of period                          $8.39            N/A
  Accumulation units outstanding
  at the end of period                      806             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(517)

  Accumulation unit value:
    Beginning of period                    $15.71          $15.06          $14.87         $14.82          $14.69
    End of period                          $16.42          $15.71          $15.06         $14.87          $14.82
  Accumulation units outstanding
  at the end of period                       -               -               -              574            906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(451)

  Accumulation unit value:
    Beginning of period                    $19.02          $19.92          $17.73         $16.61          $13.58
    End of period                          $11.39          $19.02          $19.92         $17.73          $16.61
  Accumulation units outstanding
  at the end of period                      420             571             668             897            987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(451)

  Accumulation unit value:
    Beginning of period                    $12.98           N/A
    End of period                          $13.58           N/A
  Accumulation units outstanding
  at the end of period                      102             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(533)

  Accumulation unit value:
    Beginning of period                    $15.15          $16.58          $14.47         $14.10          $12.76
    End of period                          $9.13           $15.15          $16.58         $14.47          $14.10
  Accumulation units outstanding
  at the end of period                     2,318           2,338           2,399           2,256          2,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(533)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.35           N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      259             420             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.64          $12.21          $11.71           N/A            N/A
    End of period                          $7.39           $11.64          $12.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,607            584             584             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(538)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.10          $10.92         $10.94          $11.03
    End of period                          $11.78          $11.59          $11.10         $10.92          $10.94
  Accumulation units outstanding
  at the end of period                       -               -              161             203           1,497

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.28          $10.14         $10.60          $9.69
    End of period                          $6.87           $10.19          $11.28         $10.14          $10.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -             191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(509)

  Accumulation unit value:
    Beginning of period                    $9.62           $9.46           $8.25           $8.07          $7.48
    End of period                          $5.87           $9.62           $9.46           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                       -               -              142             772           1,347

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       94             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(502)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.54          $11.07         $10.49          $10.73
    End of period                          $9.17           $12.17          $11.54         $11.07          $10.49
  Accumulation units outstanding
  at the end of period                      462             462             462             841            422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(538)

  Accumulation unit value:
    Beginning of period                    $19.83          $18.31          $14.87         $13.38          $11.60
    End of period                          $11.10          $19.83          $18.31         $14.87          $13.38
  Accumulation units outstanding
  at the end of period                       -               -              146             185            384

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.71          $13.78          $11.82         $10.90          $10.53
    End of period                          $7.72           $13.71          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                     2,398           2,398             -             1,499          2,564

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.91          $11.56           N/A             N/A            N/A
    End of period                          $6.30           $11.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,415            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(605)

  Accumulation unit value:
    Beginning of period                    $35.70          $26.91          $22.72         $16.93          $14.89
    End of period                          $21.76          $35.70          $26.91         $22.72          $16.93
  Accumulation units outstanding
  at the end of period                       -               -             1,160             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,496            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(478)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.96          $13.90         $12.66          $11.15
    End of period                          $9.65           $15.76          $14.96         $13.90          $12.66
  Accumulation units outstanding
  at the end of period                     1,637            463             681            1,034          3,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(478)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                      463             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(478)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.95          $10.59         $10.34          $9.58
    End of period                          $7.52           $12.29          $11.95         $10.59          $10.34
  Accumulation units outstanding
  at the end of period                     5,614           6,091           6,397           5,567          5,568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(478)

  Accumulation unit value:
    Beginning of period                    $9.39            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                      543             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.06          $20.24           N/A             N/A            N/A
    End of period                          $10.62          $18.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      514             532             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(478)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.28          $13.26         $12.97          $11.26
    End of period                          $9.36           $14.67          $15.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                      417             928            1,023           1,304          1,398

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(478)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                      461             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(502)

  Accumulation unit value:
    Beginning of period                    $14.82          $14.22          $12.40         $11.11          $10.14
    End of period                          $8.60           $14.82          $14.22         $12.40          $11.11
  Accumulation units outstanding
  at the end of period                      164              70              50             31             196

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(508)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.70          $13.50         $13.46          $13.22
    End of period                          $14.32          $14.55          $13.70         $13.50          $13.46
  Accumulation units outstanding
  at the end of period                     4,229           4,288           4,762          10,198          11,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.63          $12.57         $12.61          $12.27
    End of period                          $8.97           $13.21          $13.63         $12.57          $12.61
  Accumulation units outstanding
  at the end of period                       -             2,395           2,710           2,939          12,317

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.86          $21.46          $19.36         $18.81          $17.62
    End of period                          $10.28          $19.86          $21.46         $19.36          $18.81
  Accumulation units outstanding
  at the end of period                      249             279             336             503            560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      299             484             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.74          $13.00         $12.22          $11.07
    End of period                          $9.42           $15.78          $14.74         $13.00          $12.22
  Accumulation units outstanding
  at the end of period                      201             325             326             347            348

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $10.51           N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                      126             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.48         $10.30          $9.94
    End of period                          $9.77           $11.56          $11.09         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                      152             246              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.68          $13.11         $12.45          $11.39
    End of period                          $9.92           $15.65          $14.68         $13.11          $12.45
  Accumulation units outstanding
  at the end of period                      213             162             206             570            826

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $10.74           N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                     2,372            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1089)

  Accumulation unit value:
    Beginning of period                    $12.36          $11.70          $10.81           N/A            N/A
    End of period                          $9.54           $12.36          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(502)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.95          $12.68         $12.15          $11.57
    End of period                          $10.57          $14.87          $13.95         $12.68          $12.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.52          $25.15          $22.57         $21.85          $20.33
    End of period                          $20.62          $26.52          $25.15         $22.57          $21.85
  Accumulation units outstanding
  at the end of period                       50             178             425             507            593

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.99          $11.69         $11.69           N/A
    End of period                          $12.34          $12.31          $11.99         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            12,833           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(575)

  Accumulation unit value:
    Beginning of period                    $21.61          $20.44          $17.23         $16.24          $14.25
    End of period                          $14.13          $21.61          $20.44         $17.23          $16.24
  Accumulation units outstanding
  at the end of period                      117             131             157             221            246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $30.66          $28.39          $25.46         $24.47          $22.71
    End of period                          $17.18          $30.66          $28.39         $25.46          $24.47
  Accumulation units outstanding
  at the end of period                      443             698             762             922           1,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $21.28           N/A
    End of period                          $22.71           N/A
  Accumulation units outstanding
  at the end of period                      292             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(533)

  Accumulation unit value:
    Beginning of period                    $42.80          $37.23          $35.54         $31.76          $27.72
    End of period                          $24.91          $42.80          $37.23         $35.54          $31.76
  Accumulation units outstanding
  at the end of period                      899             887             876             732            723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(533)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(451)

  Accumulation unit value:
    Beginning of period                    $15.62          $15.79          $13.42         $12.89          $11.40
    End of period                          $9.12           $15.62          $15.79         $13.42          $12.89
  Accumulation units outstanding
  at the end of period                      291             374             495             966           1,251

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(451)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                      124             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.95%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(857)

  Accumulation unit value:
    Beginning of period                    $12.87          $15.45          $11.55         $10.67           N/A
    End of period                          $8.12           $12.87          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     2,370           1,020           1,051            840            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.23          $11.56         $10.99          $10.19
    End of period                          $8.48           $13.88          $12.23         $11.56          $10.99
  Accumulation units outstanding
  at the end of period                     4,939           2,004           2,011           1,565          1,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $9.73            N/A
    End of period                          $10.19           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.00          $12.46         $11.72          $11.31
    End of period                          $9.03           $15.28          $14.00         $12.46          $11.72
  Accumulation units outstanding
  at the end of period                     2,851            910             910             910            910

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.66          $10.73          $9.94          $9.26
    End of period                          $8.68           $12.34          $11.66         $10.73          $9.94
  Accumulation units outstanding
  at the end of period                     4,891           3,127           2,766           2,923          2,707

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $8.87            N/A
    End of period                          $9.26            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(619)

  Accumulation unit value:
    Beginning of period                    $28.93          $24.45          $22.00         $22.01          $19.62
    End of period                          $16.32          $28.93          $24.45         $22.00          $22.01
  Accumulation units outstanding
  at the end of period                     2,038           2,037           2,036           2,026           174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(619)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(611)

  Accumulation unit value:
    Beginning of period                    $28.06          $26.08          $25.42         $24.77          $23.88
    End of period                          $16.27          $28.06          $26.08         $25.42          $24.77
  Accumulation units outstanding
  at the end of period                     9,306           3,146           3,181           3,206          1,418

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.79           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,590            464             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $18.09          $18.34          $16.65         $16.42          $15.75
    End of period                          $10.82          $18.09          $18.34         $16.65          $16.42
  Accumulation units outstanding
  at the end of period                      702            1,279           1,290           1,516          1,363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $14.79           N/A
    End of period                          $15.75           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                    $24.34          $22.14          $18.80         $18.70          $17.15
    End of period                          $14.73          $24.34          $22.14         $18.80          $18.70
  Accumulation units outstanding
  at the end of period                     2,965            771             710             713            675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $9.83            N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,572           623             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.46            N/A             N/A             N/A            N/A
    End of period                          $5.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,749            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $9.94            N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,194          3,874           4,099            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $8.52            N/A             N/A             N/A            N/A
    End of period                          $5.99            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,662            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(427)

  Accumulation unit value:
    Beginning of period                    $19.16          $18.26          $17.78         $17.67          $16.85
    End of period                          $17.81          $19.16          $18.26         $17.78          $17.67
  Accumulation units outstanding
  at the end of period                     4,249           4,514           4,697           6,222          1,917

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(427)

  Accumulation unit value:
    Beginning of period                    $16.48           N/A
    End of period                          $16.85           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.17          $11.72         $10.08          $8.61
    End of period                          $9.07           $16.66          $15.17         $11.72          $10.08
  Accumulation units outstanding
  at the end of period                     3,073           2,109           1,359           1,342          8,600

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $24.13          $22.80          $20.74         $19.92          $17.65
    End of period                          $13.15          $24.13          $22.80         $20.74          $19.92
  Accumulation units outstanding
  at the end of period                     1,133            442             145             198            146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(594)

  Accumulation unit value:
    Beginning of period                    $15.67          $15.02          $14.83         $14.78          $14.23
    End of period                          $16.37          $15.67          $15.02         $14.83          $14.78
  Accumulation units outstanding
  at the end of period                      945             593             571             609            531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.02          $10.64           N/A             N/A            N/A
    End of period                          $6.87           $14.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,987           1,082            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(427)

  Accumulation unit value:
    Beginning of period                    $19.02          $19.91          $17.72         $16.61          $13.58
    End of period                          $11.38          $19.02          $19.91         $17.72          $16.61
  Accumulation units outstanding
  at the end of period                     5,172           4,652           4,653           4,700          1,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(427)

  Accumulation unit value:
    Beginning of period                    $12.73           N/A
    End of period                          $13.58           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $15.14          $16.57          $14.47         $14.09          $12.46
    End of period                          $9.12           $15.14          $16.57         $14.47          $14.09
  Accumulation units outstanding
  at the end of period                     4,113           3,395           3,676           3,785          3,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $11.45           N/A
    End of period                          $12.46           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.52            N/A             N/A             N/A            N/A
    End of period                          $6.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,703           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.63          $12.21          $11.70           N/A            N/A
    End of period                          $7.39           $11.63          $12.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,995          12,266          30,095           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(594)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.10          $10.92         $10.93          $10.56
    End of period                          $11.78          $11.59          $11.10         $10.92          $10.93
  Accumulation units outstanding
  at the end of period                     5,544           7,260           7,909           7,303          4,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.85           $4.39           $4.13           N/A
    End of period                          $3.54           $5.99           $5.85           $4.39           N/A
  Accumulation units outstanding
  at the end of period                      626             406              -            11,513           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(621)

  Accumulation unit value:
    Beginning of period                    $10.19          $11.28          $10.14         $10.59          $9.27
    End of period                          $6.87           $10.19          $11.28         $10.14          $10.59
  Accumulation units outstanding
  at the end of period                       -               -               -             4,111          3,627

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.39          $11.02           N/A             N/A            N/A
    End of period                          $5.16           $10.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,547           6,357            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                    $9.62           $9.45           $8.25           $8.07          $7.27
    End of period                          $5.87           $9.62           $9.45           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                     11,641          5,833           5,896           4,865          3,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $11.58          $14.29          $12.28         $11.80          $10.67
    End of period                          $5.60           $11.58          $14.29         $12.28          $11.80
  Accumulation units outstanding
  at the end of period                     2,548           1,648           1,695           2,627          1,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(618)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.53          $11.07         $10.48          $10.30
    End of period                          $9.16           $12.16          $11.53         $11.07          $10.48
  Accumulation units outstanding
  at the end of period                     3,320           4,026           3,936          32,146          7,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(553)

  Accumulation unit value:
    Beginning of period                    $19.82          $18.31          $14.87         $13.38          $12.02
    End of period                          $11.10          $19.82          $18.31         $14.87          $13.38
  Accumulation units outstanding
  at the end of period                     26,211          16,183          10,842         11,161          11,113

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.78          $11.82         $10.90          $10.56
    End of period                          $7.72           $13.70          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                    219,420         230,245          71,287         81,762          14,764

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.91          $11.03           N/A             N/A            N/A
    End of period                          $6.30           $11.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,906          36,906           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.21           N/A             N/A            N/A
    End of period                          $7.23           $12.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,501           5,235            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.92           N/A             N/A            N/A
    End of period                          $6.11           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      103            4,869            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(604)

  Accumulation unit value:
    Beginning of period                    $35.69          $26.90          $22.71         $16.93          $14.62
    End of period                          $21.75          $35.69          $26.90         $22.71          $16.93
  Accumulation units outstanding
  at the end of period                     1,131           1,880           1,253           1,106           185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(604)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(550)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.95          $13.90         $12.66          $11.80
    End of period                          $9.64           $15.75          $14.95         $13.90          $12.66
  Accumulation units outstanding
  at the end of period                     22,261          13,189          17,339         18,594          19,822

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(550)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(550)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.95          $10.59         $10.34          $9.81
    End of period                          $7.52           $12.29          $11.95         $10.59          $10.34
  Accumulation units outstanding
  at the end of period                     53,661          37,037          39,793         39,514          39,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(550)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.05          $20.23           N/A             N/A            N/A
    End of period                          $10.61          $18.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,622           7,804            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(550)

  Accumulation unit value:
    Beginning of period                    $14.66          $15.28          $13.26         $12.97          $12.16
    End of period                          $9.36           $14.66          $15.28         $13.26          $12.97
  Accumulation units outstanding
  at the end of period                     20,631          12,452          16,572         17,858          16,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(550)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(608)

  Accumulation unit value:
    Beginning of period                    $6.74           $6.00           $5.60           $5.57          $5.43
    End of period                          $3.74           $6.74           $6.00           $5.60          $5.57
  Accumulation units outstanding
  at the end of period                     5,397           6,184           5,571           9,252          4,832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.61          $17.71           N/A             N/A            N/A
    End of period                          $9.08           $17.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,661          20,051           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.10          $11.91         $10.41           N/A
    End of period                          $7.99           $14.23          $13.10         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     3,206           3,017           8,617           9,151           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $14.82          $14.22          $12.39         $11.11          $9.61
    End of period                          $8.60           $14.82          $14.22         $12.39          $11.11
  Accumulation units outstanding
  at the end of period                     14,102          5,930           5,664           5,333          4,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $8.71            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1844)

  Accumulation unit value:
    Beginning of period                    $7.65            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      981             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1788)

  Accumulation unit value:
    Beginning of period                    $8.28            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,179            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(427)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.70          $13.50         $13.45          $13.13
    End of period                          $14.32          $14.54          $13.70         $13.50          $13.45
  Accumulation units outstanding
  at the end of period                     12,885          10,125          15,416         21,491          6,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(427)

  Accumulation unit value:
    Beginning of period                    $13.02           N/A
    End of period                          $13.13           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $20.72          $22.78          $20.42         $19.15          $17.02
    End of period                          $12.09          $20.72          $22.78         $20.42          $19.15
  Accumulation units outstanding
  at the end of period                      300             300             300             300            300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.62          $12.57         $12.60          $12.26
    End of period                          $8.97           $13.21          $13.62         $12.57          $12.60
  Accumulation units outstanding
  at the end of period                     7,780           6,113           6,059           7,008          2,748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $19.85          $21.44          $19.35         $18.80          $17.47
    End of period                          $10.27          $19.85          $21.44         $19.35          $18.80
  Accumulation units outstanding
  at the end of period                     1,392            461             478            1,314           312

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $16.26           N/A
    End of period                          $17.47           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      321             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $8.97            N/A             N/A             N/A            N/A
    End of period                          $6.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,273           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(538)

  Accumulation unit value:
    Beginning of period                    $15.77          $14.73          $13.00         $12.22          $11.24
    End of period                          $9.41           $15.77          $14.73         $13.00          $12.22
  Accumulation units outstanding
  at the end of period                     44,504          57,873          84,669         89,299         107,726

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(750)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.48         $10.20           N/A
    End of period                          $9.77           $11.55          $11.08         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     29,747          8,663           11,100         14,411           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                    $15.64          $14.68          $13.11         $12.44          $11.59
    End of period                          $9.92           $15.64          $14.68         $13.11          $12.44
  Accumulation units outstanding
  at the end of period                    102,287         116,165          99,452         101,508        102,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(761)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.69          $10.80         $10.44           N/A
    End of period                          $9.54           $12.35          $11.69         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     45,211          18,502          21,963         21,578           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(761)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.95          $12.68         $12.15          $11.30
    End of period                          $10.56          $14.86          $13.95         $12.68          $12.15
  Accumulation units outstanding
  at the end of period                     29,401          42,063          41,140         29,556          24,521

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                    $11.17           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                       15             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $26.50          $25.14          $22.55         $21.84          $20.09
    End of period                          $20.60          $26.50          $25.14         $22.55          $21.84
  Accumulation units outstanding
  at the end of period                     3,510           3,248           3,215           3,180          1,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $18.91           N/A
    End of period                          $20.09           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(597)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.69         $11.60          $11.66
    End of period                          $12.33          $12.31          $11.98         $11.69          $11.60
  Accumulation units outstanding
  at the end of period                     30,399           479            31,785           988           17,127

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                    $21.61          $20.43          $17.23         $16.24          $14.43
    End of period                          $14.12          $21.61          $20.43         $17.23          $16.24
  Accumulation units outstanding
  at the end of period                     5,103           2,958           2,850           2,889          3,626

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                    $13.15           N/A
    End of period                          $14.43           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $30.64          $28.37          $25.45         $24.46          $22.70
    End of period                          $17.17          $30.64          $28.37         $25.45          $24.46
  Accumulation units outstanding
  at the end of period                     25,227          22,984          16,875         13,809          2,121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $21.27           N/A
    End of period                          $22.70           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $42.77          $37.21          $35.53         $31.75          $27.43
    End of period                          $24.89          $42.77          $37.21         $35.53          $31.75
  Accumulation units outstanding
  at the end of period                     13,700          12,136          13,672         11,817          2,196

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $25.65           N/A
    End of period                          $27.43           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(427)

  Accumulation unit value:
    Beginning of period                    $15.61          $15.79          $13.41         $12.88          $11.40
    End of period                          $9.12           $15.61          $15.79         $13.41          $12.88
  Accumulation units outstanding
  at the end of period                     44,923          41,561          32,813         27,410          8,689

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(427)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.96%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $12.87          $15.45          $11.55         $10.39           N/A
    End of period                          $8.11           $12.87          $15.45         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     7,469           9,100           7,925             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(221)

  Accumulation unit value:
    Beginning of period                    $17.94          $16.67          $13.86         $12.77          $11.19
    End of period                          $10.39          $17.94          $16.67         $13.86          $12.77
  Accumulation units outstanding
  at the end of period                     12,529          14,086          7,963           6,010          4,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(221)

  Accumulation unit value:
    Beginning of period                    $8.88           $9.01
    End of period                          $11.19          $8.88
  Accumulation units outstanding
  at the end of period                     1,385            115






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.22          $11.55         $10.98          $10.18
    End of period                          $8.48           $13.87          $12.22         $11.55          $10.98
  Accumulation units outstanding
  at the end of period                     16,906          19,918          27,307         34,535          31,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.36
    End of period                          $10.18          $7.99
  Accumulation units outstanding
  at the end of period                     24,744           775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(258)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.99          $12.46         $11.72          $11.19
    End of period                          $9.03           $15.28          $13.99         $12.46          $11.72
  Accumulation units outstanding
  at the end of period                     7,246           8,240           9,384           8,792          13,052

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(258)

  Accumulation unit value:
    Beginning of period                    $7.95            N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     12,790           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.65          $10.72          $9.93          $9.25
    End of period                          $8.67           $12.33          $11.65         $10.72          $9.93
  Accumulation units outstanding
  at the end of period                     20,311          39,170          34,394         24,752          28,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $8.30           $8.35
    End of period                          $9.25           $8.30
  Accumulation units outstanding
  at the end of period                     33,497          1,692

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.89          $28.65           N/A             N/A            N/A
    End of period                          $16.29          $28.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      162             123             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(171)

  Accumulation unit value:
    Beginning of period                    $28.03          $26.05          $25.40         $24.74          $22.60
    End of period                          $16.25          $28.03          $26.05         $25.40          $24.74
  Accumulation units outstanding
  at the end of period                     5,013           2,801           1,932           1,802           694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(171)

  Accumulation unit value:
    Beginning of period                    $17.01          $17.43
    End of period                          $22.60          $17.01
  Accumulation units outstanding
  at the end of period                      508             134






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $10.73           N/A             N/A            N/A
    End of period                          $6.53           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    171,475         243,863           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(168)

  Accumulation unit value:
    Beginning of period                    $18.07          $18.32          $16.63         $16.41          $15.74
    End of period                          $10.80          $18.07          $18.32         $16.63          $16.41
  Accumulation units outstanding
  at the end of period                     2,165           2,860           4,725           5,135          7,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(168)

  Accumulation unit value:
    Beginning of period                    $12.89          $13.16
    End of period                          $15.74          $12.89
  Accumulation units outstanding
  at the end of period                     3,630           3,261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(245)

  Accumulation unit value:
    Beginning of period                    $24.31          $22.12          $18.78         $18.68          $16.04
    End of period                          $14.71          $24.31          $22.12         $18.78          $18.68
  Accumulation units outstanding
  at the end of period                     5,965           7,084           12,593         11,576          10,755

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(245)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.67
    End of period                          $16.04          $11.69
  Accumulation units outstanding
  at the end of period                     10,078          1,524






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.08           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,107          79,810           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.12           N/A             N/A            N/A
    End of period                          $5.75           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      330             330             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $10.00           N/A            N/A
    End of period                          $7.46           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                    285,346         340,012          30,527           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.47           N/A             N/A            N/A
    End of period                          $5.99           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,879            762             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                    $11.57          $12.57          $11.29           N/A            N/A
    End of period                          $7.58           $11.57          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,338           5,101           3,510            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.23          $17.76         $17.65          $16.83
    End of period                          $17.79          $19.13          $18.23         $17.76          $17.65
  Accumulation units outstanding
  at the end of period                     17,568          14,189          14,885         15,619          18,174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.21
    End of period                          $16.83          $15.12
  Accumulation units outstanding
  at the end of period                     19,998          4,978






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.76          $11.51           N/A            N/A
    End of period                          $8.06           $12.86          $12.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,505           14,185          9,921            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.18          $9.97            N/A            N/A
    End of period                          $9.64           $10.46          $10.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,148           4,507           3,553            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.16          $11.71         $10.07          $8.38
    End of period                          $9.06           $16.64          $15.16         $11.71          $10.07
  Accumulation units outstanding
  at the end of period                     30,394          49,210          35,445         18,418          7,394

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $6.13           $6.16
    End of period                          $8.38           $6.13
  Accumulation units outstanding
  at the end of period                     2,176            252






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(213)

  Accumulation unit value:
    Beginning of period                    $24.10          $22.77          $20.72         $19.90          $17.20
    End of period                          $13.13          $24.10          $22.77         $20.72          $19.90
  Accumulation units outstanding
  at the end of period                     5,531           8,545           4,453           2,389          2,282

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(213)

  Accumulation unit value:
    Beginning of period                    $12.93          $13.01
    End of period                          $17.20          $12.93
  Accumulation units outstanding
  at the end of period                       64              64

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.00          $14.82         $14.76          $14.50
    End of period                          $16.35          $15.65          $15.00         $14.82          $14.76
  Accumulation units outstanding
  at the end of period                     15,081          2,586           4,458           3,524          2,777

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $14.61          $14.30
    End of period                          $14.50          $14.61
  Accumulation units outstanding
  at the end of period                     3,713           2,683






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                    $14.02          $10.85          $10.00           N/A            N/A
    End of period                          $6.87           $14.02          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,134           14,117          2,383            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(171)

  Accumulation unit value:
    Beginning of period                    $19.00          $19.89          $17.71         $16.60          $13.57
    End of period                          $11.37          $19.00          $19.89         $17.71          $16.60
  Accumulation units outstanding
  at the end of period                     11,136          15,204          15,111         15,933          17,246

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(171)

  Accumulation unit value:
    Beginning of period                    $10.74          $11.07
    End of period                          $13.57          $10.74
  Accumulation units outstanding
  at the end of period                     7,619            666






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(224)

  Accumulation unit value:
    Beginning of period                    $15.13          $16.56          $14.45         $14.08          $12.45
    End of period                          $9.11           $15.13          $16.56         $14.45          $14.08
  Accumulation units outstanding
  at the end of period                     12,885          15,905          16,442         14,645          14,517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(224)

  Accumulation unit value:
    Beginning of period                    $9.14           $9.14
    End of period                          $12.45          $9.14
  Accumulation units outstanding
  at the end of period                     13,254           795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1369)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.92            N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,324          22,681           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1369)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.62          $12.20          $11.70           N/A            N/A
    End of period                          $7.38           $11.62          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,323          23,896         199,169           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.11          $10.93         $10.94          $10.77
    End of period                          $11.78          $11.59          $11.11         $10.93          $10.94
  Accumulation units outstanding
  at the end of period                     17,105          16,596          9,966           4,000          3,678

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $10.77           N/A
  Accumulation units outstanding
  at the end of period                       16             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1043)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.85           $5.06            N/A            N/A
    End of period                          $3.54           $5.98           $5.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,190          28,069          25,797           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(562)

  Accumulation unit value:
    Beginning of period                    $10.18          $11.27          $10.13         $10.59          $9.93
    End of period                          $6.86           $10.18          $11.27         $10.13          $10.59
  Accumulation units outstanding
  at the end of period                     1,208           3,752           3,752            431             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.02           N/A             N/A            N/A
    End of period                          $5.16           $10.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,915         102,483           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                    $9.61           $9.45           $8.25           $8.07          $7.39
    End of period                          $5.86           $9.61           $9.45           $8.25          $8.07
  Accumulation units outstanding
  at the end of period                     14,487          24,395          12,372         12,094          13,289

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                    $6.15            N/A
    End of period                          $7.39            N/A
  Accumulation units outstanding
  at the end of period                     17,072           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(515)

  Accumulation unit value:
    Beginning of period                    $11.57          $14.28          $12.27         $11.79          $11.18
    End of period                          $5.60           $11.57          $14.28         $12.27          $11.79
  Accumulation units outstanding
  at the end of period                     1,838           11,655          3,765             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(515)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.53          $11.06         $10.48          $10.85
    End of period                          $9.15           $12.16          $11.53         $11.06          $10.48
  Accumulation units outstanding
  at the end of period                    116,633          7,324           6,384           2,922            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(284)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.29          $14.86         $13.37          $11.41
    End of period                          $11.08          $19.80          $18.29         $14.86          $13.37
  Accumulation units outstanding
  at the end of period                     41,130          51,972          36,793         13,870          10,211

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(284)

  Accumulation unit value:
    Beginning of period                    $7.53            N/A
    End of period                          $11.41           N/A
  Accumulation units outstanding
  at the end of period                     4,428            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(710)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.78          $11.82         $10.90          $10.43
    End of period                          $7.72           $13.70          $13.78         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                    154,332         249,813         141,117         93,086          11,886

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.91          $10.49           N/A             N/A            N/A
    End of period                          $6.30           $11.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,049          187,187           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.59          $12.21           N/A             N/A            N/A
    End of period                          $7.22           $12.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,625           2,951            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                    $35.66          $26.88          $22.69         $16.92          $13.95
    End of period                          $21.73          $35.66          $26.88         $22.69          $16.92
  Accumulation units outstanding
  at the end of period                     10,708          19,163          15,452          8,498           263

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.92           N/A             N/A            N/A
    End of period                          $7.07           $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,115            177             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(188)

  Accumulation unit value:
    Beginning of period                    $15.74          $14.94          $13.89         $12.65          $11.14
    End of period                          $9.64           $15.74          $14.94         $13.89          $12.65
  Accumulation units outstanding
  at the end of period                     81,550          93,470          84,342         63,862          60,027

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(188)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.44
    End of period                          $11.14          $8.45
  Accumulation units outstanding
  at the end of period                     50,491          20,157

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(188)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.94          $10.58         $10.34          $9.58
    End of period                          $7.51           $12.28          $11.94         $10.58          $10.34
  Accumulation units outstanding
  at the end of period                    110,414         129,332         135,800         104,161         94,814

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(188)

  Accumulation unit value:
    Beginning of period                    $7.65           $7.62
    End of period                          $9.58           $7.65
  Accumulation units outstanding
  at the end of period                     78,163          22,962






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.70            N/A             N/A             N/A            N/A
    End of period                          $6.03            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    160,924           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.03          $20.21           N/A             N/A            N/A
    End of period                          $10.60          $18.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,226           12,597           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(188)

  Accumulation unit value:
    Beginning of period                    $14.66          $15.27          $13.25         $12.97          $11.26
    End of period                          $9.35           $14.66          $15.27         $13.25          $12.97
  Accumulation units outstanding
  at the end of period                    154,071          91,524          82,611         65,749          60,341

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(188)

  Accumulation unit value:
    Beginning of period                    $7.87           $7.85
    End of period                          $11.26          $7.87
  Accumulation units outstanding
  at the end of period                     52,219          23,363

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $6.74           $6.00           $5.59           $5.37           N/A
    End of period                          $3.74           $6.74           $6.00           $5.59           N/A
  Accumulation units outstanding
  at the end of period                     6,249           13,382          7,208           5,324           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.61          $17.70           N/A             N/A            N/A
    End of period                          $9.07           $17.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    241,168         383,704           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(791)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.10          $11.91         $11.00           N/A
    End of period                          $7.98           $14.23          $13.10         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     12,783          15,200          17,058         21,857           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $14.81          $14.21          $12.39         $11.11          $9.60
    End of period                          $8.59           $14.81          $14.21         $12.39          $11.11
  Accumulation units outstanding
  at the end of period                     20,315          33,975          33,411         29,729          27,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $6.97           $7.59
    End of period                          $9.60           $6.97
  Accumulation units outstanding
  at the end of period                     6,284           4,513

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1869)

  Accumulation unit value:
    Beginning of period                    $6.27            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,431            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1869)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $9.96            N/A             N/A            N/A
    End of period                          $10.27          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,777           1,050            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(171)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.69          $13.49         $13.44          $13.13
    End of period                          $14.30          $14.53          $13.69         $13.49          $13.44
  Accumulation units outstanding
  at the end of period                    124,850          99,674         114,297         108,590         64,274

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(171)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.30
    End of period                          $13.13          $12.77
  Accumulation units outstanding
  at the end of period                     37,815          4,586

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(265)

  Accumulation unit value:
    Beginning of period                    $20.70          $22.76          $20.40         $19.13          $17.26
    End of period                          $12.08          $20.70          $22.76         $20.40          $19.13
  Accumulation units outstanding
  at the end of period                      570            1,987           1,918           1,930           121

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(265)

  Accumulation unit value:
    Beginning of period                    $13.10           N/A
    End of period                          $17.26           N/A
  Accumulation units outstanding
  at the end of period                      121             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.61          $12.56         $12.59          $12.25
    End of period                          $8.96           $13.20          $13.61         $12.56          $12.59
  Accumulation units outstanding
  at the end of period                     39,569          45,734          39,103         33,563          94,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(244)

  Accumulation unit value:
    Beginning of period                    $19.82          $21.42          $19.33         $18.79          $17.45
    End of period                          $10.26          $19.82          $21.42         $19.33          $18.79
  Accumulation units outstanding
  at the end of period                      986             706            1,013           1,046          1,552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(244)

  Accumulation unit value:
    Beginning of period                    $14.29          $14.36
    End of period                          $17.45          $14.29
  Accumulation units outstanding
  at the end of period                     1,438            373






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,834            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,665          25,584           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.76           $9.74            N/A             N/A            N/A
    End of period                          $7.09           $9.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      863             908             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.72          $12.99         $12.21          $11.06
    End of period                          $9.40           $15.76          $14.72         $12.99          $12.21
  Accumulation units outstanding
  at the end of period                    144,070         198,244         233,939         340,845        561,956

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $8.89           $9.02
    End of period                          $11.06          $8.89
  Accumulation units outstanding
  at the end of period                     9,039           13,628

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.48         $10.30          $9.94
    End of period                          $9.77           $11.55          $11.08         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                    207,581         209,614          5,650          16,705           508

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.66          $13.10         $12.43          $11.38
    End of period                          $9.91           $15.63          $14.66         $13.10          $12.43
  Accumulation units outstanding
  at the end of period                    109,261         131,501         173,158         177,439        176,545

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $9.53           $9.57
    End of period                          $11.38          $9.53
  Accumulation units outstanding
  at the end of period                    197,777          58,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.69          $10.80         $10.49          $9.87
    End of period                          $9.54           $12.35          $11.69         $10.80          $10.49
  Accumulation units outstanding
  at the end of period                     32,059          38,850          16,897          3,122           704

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.93          $12.67         $12.14          $11.30
    End of period                          $10.55          $14.85          $13.93         $12.67          $12.14
  Accumulation units outstanding
  at the end of period                    227,545         227,525         200,663         154,398        167,215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $9.79           $9.74
    End of period                          $11.30          $9.79
  Accumulation units outstanding
  at the end of period                    105,765          51,768

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.80          $10.46           N/A            N/A
    End of period                          $7.92           $11.56          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,609           11,036          9,609            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.73          $11.18           N/A             N/A            N/A
    End of period                          $7.67           $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      263            4,595            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.05          $10.90           N/A             N/A            N/A
    End of period                          $8.87           $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,016           3,100            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.35            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    254,535           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $26.46          $25.11          $22.53         $21.82          $20.07
    End of period                          $20.57          $26.46          $25.11         $22.53          $21.82
  Accumulation units outstanding
  at the end of period                     18,614          18,569          15,006         12,248          16,338

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $16.83          $16.64
    End of period                          $20.07          $16.83
  Accumulation units outstanding
  at the end of period                     14,714          1,727

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(168)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.97          $11.68         $11.59          $11.73
    End of period                          $12.32          $12.29          $11.97         $11.68          $11.59
  Accumulation units outstanding
  at the end of period                     26,701          23,487          16,548          7,409          15,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(168)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.95
    End of period                          $11.73          $11.91
  Accumulation units outstanding
  at the end of period                     2,678           3,996






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(244)

  Accumulation unit value:
    Beginning of period                    $21.60          $20.42          $17.22         $16.24          $14.43
    End of period                          $14.12          $21.60          $20.42         $17.22          $16.24
  Accumulation units outstanding
  at the end of period                     33,471          46,793          49,124         31,764          35,860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(244)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.96
    End of period                          $14.43          $10.92
  Accumulation units outstanding
  at the end of period                     32,852           488

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(168)

  Accumulation unit value:
    Beginning of period                    $30.59          $28.33          $25.41         $24.43          $22.67
    End of period                          $17.14          $30.59          $28.33         $25.41          $24.43
  Accumulation units outstanding
  at the end of period                     15,526          16,788          12,060         13,158          15,066

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(168)

  Accumulation unit value:
    Beginning of period                    $17.71          $17.52
    End of period                          $22.67          $17.71
  Accumulation units outstanding
  at the end of period                     9,108            732






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $42.72          $37.17          $35.49         $31.72          $27.40
    End of period                          $24.86          $42.72          $37.17         $35.49          $31.72
  Accumulation units outstanding
  at the end of period                     13,982          64,119          15,251         14,645          15,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.76
    End of period                          $27.40          $20.16
  Accumulation units outstanding
  at the end of period                     10,170          1,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(168)

  Accumulation unit value:
    Beginning of period                    $15.60          $15.77          $13.40         $12.88          $11.40
    End of period                          $9.11           $15.60          $15.77         $13.40          $12.88
  Accumulation units outstanding
  at the end of period                     31,043          38,699          48,971         48,572          53,844

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(168)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.75
    End of period                          $11.40          $8.95
  Accumulation units outstanding
  at the end of period                     22,163          1,501

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.97%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(444)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.22          $11.55         $10.98          $10.19
    End of period                          $8.47           $13.86          $12.22         $11.55          $10.98
  Accumulation units outstanding
  at the end of period                     1,757           3,149           3,058           3,560          4,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(444)

  Accumulation unit value:
    Beginning of period                    $9.94            N/A
    End of period                          $10.19           N/A
  Accumulation units outstanding
  at the end of period                      731             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.98          $12.45         $11.71          $11.18
    End of period                          $9.02           $15.27          $13.98         $12.45          $11.71
  Accumulation units outstanding
  at the end of period                     1,820            490             554             555            519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                       96             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(444)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.64          $10.72          $9.93          $9.25
    End of period                          $8.66           $12.32          $11.64         $10.72          $9.93
  Accumulation units outstanding
  at the end of period                      982             976            2,085           9,780          2,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(444)

  Accumulation unit value:
    Beginning of period                    $8.94            N/A
    End of period                          $9.25            N/A
  Accumulation units outstanding
  at the end of period                      677             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                    $27.99          $26.02          $25.37         $24.72          $23.18
    End of period                          $16.23          $27.99          $26.02         $25.37          $24.72
  Accumulation units outstanding
  at the end of period                      143             317             369             449            542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(444)

  Accumulation unit value:
    Beginning of period                    $18.05          $18.31          $16.62         $16.39          $15.73
    End of period                          $10.79          $18.05          $18.31         $16.62          $16.39
  Accumulation units outstanding
  at the end of period                     1,543           2,252           2,889           2,913          3,202

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(444)

  Accumulation unit value:
    Beginning of period                    $14.81           N/A
    End of period                          $15.73           N/A
  Accumulation units outstanding
  at the end of period                      818             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(456)

  Accumulation unit value:
    Beginning of period                    $24.28          $22.09          $18.76         $18.67          $16.03
    End of period                          $14.69          $24.28          $22.09         $18.76          $18.67
  Accumulation units outstanding
  at the end of period                      455              99              99             99              99

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.75           N/A
    End of period                          $16.03           N/A
  Accumulation units outstanding
  at the end of period                       66             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.19           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,236           2,309            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.84          $10.16           N/A            N/A
    End of period                          $7.45           $10.82          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             16,954           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $19.11          $18.21          $17.74         $17.63          $16.82
    End of period                          $17.77          $19.11          $18.21         $17.74          $17.63
  Accumulation units outstanding
  at the end of period                     1,327           1,510           1,134           6,913          1,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $16.47           N/A
    End of period                          $16.82           N/A
  Accumulation units outstanding
  at the end of period                      745             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(518)

  Accumulation unit value:
    Beginning of period                    $16.62          $15.14          $11.70         $10.07          $8.93
    End of period                          $9.05           $16.62          $15.14         $11.70          $10.07
  Accumulation units outstanding
  at the end of period                      122             470             440             440            690

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(571)

  Accumulation unit value:
    Beginning of period                    $24.07          $22.74          $20.70         $19.89          $17.57
    End of period                          $13.11          $24.07          $22.74         $20.70          $19.89
  Accumulation units outstanding
  at the end of period                      477            1,033            350             350            350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(571)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.99          $14.80         $14.75          $14.49
    End of period                          $16.33          $15.63          $14.99         $14.80          $14.75
  Accumulation units outstanding
  at the end of period                      552             997            1,400           1,666          1,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $14.35           N/A
    End of period                          $14.49           N/A
  Accumulation units outstanding
  at the end of period                      698             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(444)

  Accumulation unit value:
    Beginning of period                    $18.98          $19.88          $17.69         $16.58          $13.56
    End of period                          $11.36          $18.98          $19.88         $17.69          $16.58
  Accumulation units outstanding
  at the end of period                     6,210           6,532           6,589           6,735          2,366

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(444)

  Accumulation unit value:
    Beginning of period                    $12.92           N/A
    End of period                          $13.56           N/A
  Accumulation units outstanding
  at the end of period                      791             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $15.11          $16.54          $14.44         $14.08          $12.44
    End of period                          $9.10           $15.11          $16.54         $14.44          $14.08
  Accumulation units outstanding
  at the end of period                     1,066           1,622           1,627           1,768          2,035

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $11.78           N/A
    End of period                          $12.44           N/A
  Accumulation units outstanding
  at the end of period                      310             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.35           N/A             N/A            N/A
    End of period                          $6.12           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,313           2,313            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.61          $12.19          $11.69           N/A            N/A
    End of period                          $7.37           $11.61          $12.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,544           7,004           6,994            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(508)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.92         $10.93          $10.84
    End of period                          $11.77          $11.58          $11.10         $10.92          $10.93
  Accumulation units outstanding
  at the end of period                      494             495             495             495           2,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $5.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,014            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(510)

  Accumulation unit value:
    Beginning of period                    $9.60           $9.44           $8.24           $8.06          $7.49
    End of period                          $5.86           $9.60           $9.44           $8.24          $8.06
  Accumulation units outstanding
  at the end of period                     2,347           2,347           2,614           2,475          2,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(595)

  Accumulation unit value:
    Beginning of period                    $11.56          $14.27          $12.26         $11.78          $10.83
    End of period                          $5.59           $11.56          $14.27         $12.26          $11.78
  Accumulation units outstanding
  at the end of period                     1,040           1,039           1,039           1,039          1,039

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(550)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.52          $11.05         $10.47          $10.54
    End of period                          $9.14           $12.14          $11.52         $11.05          $10.47
  Accumulation units outstanding
  at the end of period                      987             987             946             947            906

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(550)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(508)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.30          $14.86         $13.37          $11.62
    End of period                          $11.08          $19.80          $18.30         $14.86          $13.37
  Accumulation units outstanding
  at the end of period                     6,847           6,848           7,222           7,222          1,114

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.77          $11.82         $10.90          $10.53
    End of period                          $7.72           $13.70          $13.77         $11.82          $10.90
  Accumulation units outstanding
  at the end of period                     37,733          36,606          14,615         21,721          2,459

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.22           N/A             N/A             N/A            N/A
    End of period                          $6.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      820             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                    $35.63          $26.86          $22.68         $16.91          $14.20
    End of period                          $21.71          $35.63          $26.86         $22.68          $16.91
  Accumulation units outstanding
  at the end of period                      337             337             337             102            102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(441)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.77          $13.73         $12.50          $10.99
    End of period                          $9.52           $15.55          $14.77         $13.73          $12.50
  Accumulation units outstanding
  at the end of period                      755             809            1,574           2,089          1,561

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(441)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $10.99           N/A
  Accumulation units outstanding
  at the end of period                       3              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(508)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.94          $10.58         $10.34          $9.76
    End of period                          $7.51           $12.27          $11.94         $10.58          $10.34
  Accumulation units outstanding
  at the end of period                     3,127           3,146           3,887           3,887          2,461

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.02          $20.20           N/A             N/A            N/A
    End of period                          $10.59          $18.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,876           3,798            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(436)

  Accumulation unit value:
    Beginning of period                    $14.65          $15.26          $13.25         $12.96          $11.26
    End of period                          $9.34           $14.65          $15.26         $13.25          $12.96
  Accumulation units outstanding
  at the end of period                     1,765           1,243           1,989           1,799          1,384

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(436)

  Accumulation unit value:
    Beginning of period                    $10.58           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                      256             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(575)

  Accumulation unit value:
    Beginning of period                    $6.73           $5.99           $5.59           $5.56          $5.17
    End of period                          $3.73           $6.73           $5.99           $5.59          $5.56
  Accumulation units outstanding
  at the end of period                      735             736             658             659            582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.60          $17.69           N/A             N/A            N/A
    End of period                          $9.07           $17.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      538             538             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.10          $11.91         $11.06          $10.47
    End of period                          $7.98           $14.22          $13.10         $11.91          $11.06
  Accumulation units outstanding
  at the end of period                      761             877             877             761            761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(508)

  Accumulation unit value:
    Beginning of period                    $14.80          $14.20          $12.38         $11.10          $9.89
    End of period                          $8.58           $14.80          $14.20         $12.38          $11.10
  Accumulation units outstanding
  at the end of period                      866            1,181           1,182            517            569

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $10.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      796             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.67          $13.48         $13.43          $13.12
    End of period                          $14.28          $14.51          $13.67         $13.48          $13.43
  Accumulation units outstanding
  at the end of period                     8,938           8,402           10,993         13,477          14,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $12.98           N/A
    End of period                          $13.12           N/A
  Accumulation units outstanding
  at the end of period                     2,663            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.18          $13.60          $12.55         $12.58          $12.25
    End of period                          $8.95           $13.18          $13.60         $12.55          $12.58
  Accumulation units outstanding
  at the end of period                     2,138           4,956           6,154           6,827          7,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(444)

  Accumulation unit value:
    Beginning of period                    $19.80          $21.40          $19.30         $18.77          $17.44
    End of period                          $10.25          $19.80          $21.40         $19.30          $18.77
  Accumulation units outstanding
  at the end of period                      668             894             807            1,098          1,285

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(444)

  Accumulation unit value:
    Beginning of period                    $16.38           N/A
    End of period                          $17.44           N/A
  Accumulation units outstanding
  at the end of period                      369             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.11           N/A             N/A            N/A
    End of period                          $6.86           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,666           2,666            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $15.74          $14.71          $12.98         $12.20          $11.05
    End of period                          $9.39           $15.74          $14.71         $12.98          $12.20
  Accumulation units outstanding
  at the end of period                     16,608          8,669           8,196           7,655          7,475

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A
    End of period                          $11.05           N/A
  Accumulation units outstanding
  at the end of period                       70             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.48         $10.30          $9.94
    End of period                          $9.76           $11.55          $11.08         $10.48          $10.30
  Accumulation units outstanding
  at the end of period                     1,358           1,358             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.65          $13.09         $12.42          $11.37
    End of period                          $9.90           $15.61          $14.65         $13.09          $12.42
  Accumulation units outstanding
  at the end of period                     14,186          14,297          13,286         13,087          5,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A
    End of period                          $11.37           N/A
  Accumulation units outstanding
  at the end of period                     3,281            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.92          $12.66         $12.13          $11.29
    End of period                          $10.54          $14.83          $13.92         $12.66          $12.13
  Accumulation units outstanding
  at the end of period                     3,403           3,752           4,067           4,499          5,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $10.74           N/A
    End of period                          $11.29           N/A
  Accumulation units outstanding
  at the end of period                     7,607            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.05          $11.05           N/A             N/A            N/A
    End of period                          $8.87           $11.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,388            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(451)

  Accumulation unit value:
    Beginning of period                    $26.43          $25.08          $22.51         $21.80          $20.05
    End of period                          $20.55          $26.43          $25.08         $22.51          $21.80
  Accumulation units outstanding
  at the end of period                      786             827            3,875           3,898          3,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(451)

  Accumulation unit value:
    Beginning of period                    $19.14           N/A
    End of period                          $20.05           N/A
  Accumulation units outstanding
  at the end of period                      230             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(635)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.95          $11.66         $11.58          $11.62
    End of period                          $12.30          $12.27          $11.95         $11.66          $11.58
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                    $21.58          $20.41          $17.22         $16.24          $14.43
    End of period                          $14.11          $21.58          $20.41         $17.22          $16.24
  Accumulation units outstanding
  at the end of period                      748            1,163           2,792           3,263          3,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                    $13.39           N/A
    End of period                          $14.43           N/A
  Accumulation units outstanding
  at the end of period                      452             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $30.56          $28.31          $25.39         $24.41          $22.66
    End of period                          $17.13          $30.56          $28.31         $25.39          $24.41
  Accumulation units outstanding
  at the end of period                     2,639           3,020           2,036           2,227          2,238

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $21.33           N/A
    End of period                          $22.66           N/A
  Accumulation units outstanding
  at the end of period                      575             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $42.66          $37.12          $35.45         $31.69          $27.38
    End of period                          $24.83          $42.66          $37.12         $35.45          $31.69
  Accumulation units outstanding
  at the end of period                      607             607             607             607            715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $27.51           N/A
    End of period                          $27.38           N/A
  Accumulation units outstanding
  at the end of period                       28             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.59          $15.77          $13.40         $12.87          $11.39
    End of period                          $9.10           $15.59          $15.77         $13.40          $12.87
  Accumulation units outstanding
  at the end of period                     2,139           2,670           2,559           2,556          2,894

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(456)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A
    End of period                          $11.39           N/A
  Accumulation units outstanding
  at the end of period                      247             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.995%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(890)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.44          $11.55         $10.95           N/A
    End of period                          $8.10           $12.86          $15.44         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     3,547           2,744           2,491           1,750           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(890)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(890)

  Accumulation unit value:
    Beginning of period                    $17.86          $16.60          $13.81         $13.13           N/A
    End of period                          $10.34          $17.86          $16.60         $13.81           N/A
  Accumulation units outstanding
  at the end of period                     4,709           5,558           5,074           1,698           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(890)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(653)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.20          $11.54         $10.98          $9.95
    End of period                          $8.46           $13.84          $12.20         $11.54          $10.98
  Accumulation units outstanding
  at the end of period                     10,465          11,413          10,455          9,129          3,565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.96          $12.44         $11.71          $10.53
    End of period                          $9.01           $15.24          $13.96         $12.44          $11.71
  Accumulation units outstanding
  at the end of period                     1,445           1,199            566              -            1,454

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $12.30          $12.78           N/A             N/A            N/A
    End of period                          $8.64           $12.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,466            850             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.76          $25.34           N/A             N/A            N/A
    End of period                          $16.21          $28.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      192             187             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $25.24           N/A             N/A             N/A            N/A
    End of period                          $16.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,582            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $11.35           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,626           1,704            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity
Division(1090)

  Accumulation unit value:
    Beginning of period                    $18.00          $18.26          $16.05           N/A            N/A
    End of period                          $10.76          $18.00          $18.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                      540             406             420             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity
Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $24.21          $22.30           N/A             N/A            N/A
    End of period                          $14.65          $24.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      374             476             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.57           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,965           15,411           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.91            N/A             N/A            N/A
    End of period                          $5.75           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,141           3,153            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.88            N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,276          9,171            695             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $8.76            N/A             N/A             N/A            N/A
    End of period                          $5.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,197            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.56          $12.56          $11.69           N/A            N/A
    End of period                          $7.57           $11.56          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,032           5,469           1,049            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1080)

  Accumulation unit value:
    Beginning of period                    $19.05          $18.16          $17.44           N/A            N/A
    End of period                          $17.70          $19.05          $18.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,019          15,976          6,218            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.75          $11.24         $10.48           N/A
    End of period                          $8.05           $12.85          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     3,733           2,790           1,635            791            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $9.97            N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,763           1,230           1,230            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(512)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.11          $11.68         $10.05          $8.72
    End of period                          $9.02           $16.58          $15.11         $11.68          $10.05
  Accumulation units outstanding
  at the end of period                     8,933           9,305           4,473            503            503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $15.58          $14.94          $14.76         $14.85           N/A
    End of period                          $16.27          $15.58          $14.94         $14.76           N/A
  Accumulation units outstanding
  at the end of period                     5,551           7,113           4,457           2,667           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1105)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.85          $8.72            N/A            N/A
    End of period                          $6.86           $14.01          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,839           2,412            704             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(512)

  Accumulation unit value:
    Beginning of period                    $18.93          $19.83          $17.66         $16.56          $14.15
    End of period                          $11.33          $18.93          $19.83         $17.66          $16.56
  Accumulation units outstanding
  at the end of period                      857             829             310             310            310

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(512)

  Accumulation unit value:
    Beginning of period                    $15.08          $16.50          $14.41         $14.05          $12.99
    End of period                          $9.08           $15.08          $16.50         $14.41          $14.05
  Accumulation units outstanding
  at the end of period                     5,118           4,126           2,670           1,889           337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.59          $12.17          $11.67           N/A            N/A
    End of period                          $7.36           $11.59          $12.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,030           5,478           5,050            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1015)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.08          $10.87           N/A            N/A
    End of period                          $11.75          $11.55          $11.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,579           8,682           4,552            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.96           $6.21            N/A             N/A            N/A
    End of period                          $3.53           $5.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      914            2,338            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.01           N/A             N/A            N/A
    End of period                          $5.15           $10.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,483          12,618           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $11.53          $13.83           N/A             N/A            N/A
    End of period                          $5.58           $11.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,361            358             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(653)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.49          $11.03         $10.46          $10.11
    End of period                          $9.12           $12.12          $11.49         $11.03          $10.46
  Accumulation units outstanding
  at the end of period                     4,742           1,766           2,340           2,341          1,206

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $9.87           $10.15           N/A             N/A            N/A
    End of period                          $6.78           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,551           1,374            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                    $19.77          $18.27          $14.84         $13.62           N/A
    End of period                          $11.06          $19.77          $18.27         $14.84           N/A
  Accumulation units outstanding
  at the end of period                     1,948            574             394             110            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(812)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $10.42           N/A
    End of period                          $7.71           $13.68          $13.76         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     78,943          92,368          39,426         32,016           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.90          $11.10           N/A             N/A            N/A
    End of period                          $6.29           $11.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,339           3,173            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.20           N/A             N/A            N/A
    End of period                          $7.21           $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,936           1,241            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(729)

  Accumulation unit value:
    Beginning of period                    $35.54          $26.80          $22.64         $16.88          $16.94
    End of period                          $21.65          $35.54          $26.80         $22.64          $16.88
  Accumulation units outstanding
  at the end of period                     2,600           1,900           2,178           1,107           410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,181            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1015)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.92          $14.54           N/A            N/A
    End of period                          $9.61           $15.71          $14.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,192            656             311             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.92          $10.57         $10.25           N/A
    End of period                          $7.49           $12.26          $11.92         $10.57           N/A
  Accumulation units outstanding
  at the end of period                     1,701           1,672            452             590            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.98          $20.16           N/A             N/A            N/A
    End of period                          $10.56          $17.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,572           4,843            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1015)

  Accumulation unit value:
    Beginning of period                    $14.62          $15.24          $14.33           N/A            N/A
    End of period                          $9.33           $14.62          $15.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             210             211             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.71           $6.29            N/A             N/A            N/A
    End of period                          $3.72           $6.71            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,498           2,825            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.68           N/A             N/A            N/A
    End of period                          $9.06           $17.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,312           3,715            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(776)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.09          $11.91         $11.19           N/A
    End of period                          $7.95           $14.21          $13.09         $11.91           N/A
  Accumulation units outstanding
  at the end of period                       13            9,668           9,723          30,004           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(845)

  Accumulation unit value:
    Beginning of period                    $14.78          $14.18          $12.37         $10.91           N/A
    End of period                          $8.57           $14.78          $14.18         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     5,120           4,559           3,640           3,913           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.18           N/A             N/A            N/A
    End of period                          $10.27          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,351          9,250            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.64          $13.45         $13.41          $13.21
    End of period                          $14.25          $14.48          $13.64         $13.45          $13.41
  Accumulation units outstanding
  at the end of period                     18,302          18,845          7,359           2,612          1,440

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.15          $13.57          $12.52         $12.56          $12.23
    End of period                          $8.93           $13.15          $13.57         $12.52          $12.56
  Accumulation units outstanding
  at the end of period                     13,176          8,447            600             621            368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.02            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,106            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.36            N/A             N/A             N/A            N/A
    End of period                          $7.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,129            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.70          $14.67          $12.95         $12.18          $11.21
    End of period                          $9.36           $15.70          $14.67         $12.95          $12.18
  Accumulation units outstanding
  at the end of period                     1,043           1,044           1,044           1,045          1,046

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.54          $11.50           N/A             N/A            N/A
    End of period                          $9.75           $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,398          23,078           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(493)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.62          $13.06         $12.40          $11.53
    End of period                          $9.87           $15.57          $14.62         $13.06          $12.40
  Accumulation units outstanding
  at the end of period                     26,790          33,532          34,507         44,020          56,762

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(827)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.68          $10.80         $10.25           N/A
    End of period                          $9.52           $12.34          $11.68         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     72,626          80,540          50,581          9,806           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(492)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.89          $12.63         $12.11          $11.39
    End of period                          $10.51          $14.79          $13.89         $12.63          $12.11
  Accumulation units outstanding
  at the end of period                     45,969          60,381          56,012         47,421          35,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $7.10            N/A             N/A             N/A            N/A
    End of period                          $7.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,408            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(512)

  Accumulation unit value:
    Beginning of period                    $26.35          $25.01          $22.45         $21.74          $20.36
    End of period                          $20.48          $26.35          $25.01         $22.45          $21.74
  Accumulation units outstanding
  at the end of period                     6,030           5,331           1,097           1,154           492

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1056)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.92          $11.70           N/A            N/A
    End of period                          $12.26          $12.23          $11.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                      495              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1056)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1184)

  Accumulation unit value:
    Beginning of period                    $21.56          $20.39          $19.85           N/A            N/A
    End of period                          $14.08          $21.56          $20.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                      955            3,433           2,095            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1105)

  Accumulation unit value:
    Beginning of period                    $30.46          $28.23          $25.14           N/A            N/A
    End of period                          $17.07          $30.46          $28.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,134           4,744            488             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(653)

  Accumulation unit value:
    Beginning of period                    $42.52          $37.01          $35.35         $31.61          $27.33
    End of period                          $24.74          $42.52          $37.01         $35.35          $31.61
  Accumulation units outstanding
  at the end of period                     2,046           1,719           1,409           1,086           244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(701)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.74          $13.38         $12.86          $12.16
    End of period                          $9.08           $15.56          $15.74         $13.38          $12.86
  Accumulation units outstanding
  at the end of period                      967            2,345           1,702           1,702          1,703

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $12.86          $15.44          $11.55         $10.39           N/A
    End of period                          $8.10           $12.86          $15.44         $11.55           N/A
  Accumulation units outstanding
  at the end of period                      968            13,728          15,227         10,893           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $17.85          $16.59          $13.81         $12.72          $11.16
    End of period                          $10.33          $17.85          $16.59         $13.81          $12.72
  Accumulation units outstanding
  at the end of period                     6,445           7,153           5,132           3,120          1,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                      278             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.20          $11.54         $10.97          $10.97
    End of period                          $8.45           $13.84          $12.20         $11.54          $10.97
  Accumulation units outstanding
  at the end of period                     7,709           8,024           8,046           7,891            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(395)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.96          $12.44         $11.70          $11.17
    End of period                          $9.00           $15.24          $13.96         $12.44          $11.70
  Accumulation units outstanding
  at the end of period                     5,831           5,877           6,605           7,776          1,277

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(395)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $11.17           N/A
  Accumulation units outstanding
  at the end of period                      260             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.62          $10.70          $9.91          $9.79
    End of period                          $8.64           $12.29          $11.62         $10.70          $9.91
  Accumulation units outstanding
  at the end of period                     6,629           9,176           10,838         11,002           511

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(766)

  Accumulation unit value:
    Beginning of period                    $28.74          $24.31          $21.88         $20.93           N/A
    End of period                          $16.20          $28.74          $24.31         $21.88           N/A
  Accumulation units outstanding
  at the end of period                     1,184           1,279           1,339           1,404           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.39            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      433             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(709)

  Accumulation unit value:
    Beginning of period                    $27.89          $25.93          $25.29         $24.65          $23.44
    End of period                          $16.16          $27.89          $25.93         $25.29          $24.65
  Accumulation units outstanding
  at the end of period                     3,642           3,274           3,680           3,467           531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.64          $12.27           N/A             N/A            N/A
    End of period                          $6.52           $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,629           2,756            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(866)

  Accumulation unit value:
    Beginning of period                    $17.99          $18.25          $16.57         $16.03           N/A
    End of period                          $10.75          $17.99          $18.25         $16.57           N/A
  Accumulation units outstanding
  at the end of period                     1,524           1,227           1,332           1,401           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(866)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(758)

  Accumulation unit value:
    Beginning of period                    $24.20          $22.03          $18.71         $17.96           N/A
    End of period                          $14.64          $24.20          $22.03         $18.71           N/A
  Accumulation units outstanding
  at the end of period                     2,880           3,319           3,859           3,621           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.40           N/A             N/A            N/A
    End of period                          $6.20           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,302           6,107            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.16           N/A            N/A
    End of period                          $7.45           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,077           8,160           6,951            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $8.91            N/A             N/A             N/A            N/A
    End of period                          $5.98            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,271            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(864)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $10.88         $10.57           N/A
    End of period                          $7.57           $11.55          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     2,532           10,252          10,049          9,535           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(864)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $19.03          $18.15          $17.69         $17.58          $16.78
    End of period                          $17.69          $19.03          $18.15         $17.69          $17.58
  Accumulation units outstanding
  at the end of period                     8,635           16,552          17,349         18,940          3,782

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $15.87           N/A
    End of period                          $16.78           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.75          $11.24         $11.13           N/A
    End of period                          $8.05           $12.85          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     1,994           3,847           3,704           2,488           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $16.58          $15.10          $11.67         $10.05          $8.36
    End of period                          $9.02           $16.58          $15.10         $11.67          $10.05
  Accumulation units outstanding
  at the end of period                     8,453           14,609          16,400         12,408           741

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $6.40            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $23.98          $22.67          $20.63         $19.83          $17.14
    End of period                          $13.06          $23.98          $22.67         $20.63          $19.83
  Accumulation units outstanding
  at the end of period                      775            1,227            182             718            277

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $15.01           N/A
    End of period                          $17.14           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.94          $14.76         $14.71          $14.45
    End of period                          $16.26          $15.57          $14.94         $14.76          $14.71
  Accumulation units outstanding
  at the end of period                     2,432           2,248           2,401           2,666          2,857

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $14.13           N/A
    End of period                          $14.45           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.85          $10.13           N/A            N/A
    End of period                          $6.86           $14.01          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,318           1,168           1,728            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(363)

  Accumulation unit value:
    Beginning of period                    $18.92          $19.82          $17.65         $16.55          $13.54
    End of period                          $11.32          $18.92          $19.82         $17.65          $16.55
  Accumulation units outstanding
  at the end of period                     11,807          12,276          13,537         13,409           863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(363)

  Accumulation unit value:
    Beginning of period                    $11.93           N/A
    End of period                          $13.54           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(338)

  Accumulation unit value:
    Beginning of period                    $15.07          $16.50          $14.41         $14.05          $12.42
    End of period                          $9.07           $15.07          $16.50         $14.41          $14.05
  Accumulation units outstanding
  at the end of period                     9,254           8,914           8,863           8,656           837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(338)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A
    End of period                          $12.42           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.95            N/A             N/A             N/A            N/A
    End of period                          $6.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,313           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.58          $12.16          $11.66           N/A            N/A
    End of period                          $7.35           $11.58          $12.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,448          50,646          73,109           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.07          $10.90         $10.92          $10.57
    End of period                          $11.74          $11.55          $11.07         $10.90          $10.92
  Accumulation units outstanding
  at the end of period                     21,265          34,142          29,105         26,159          12,836

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(734)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.83           $4.37           $4.42          $4.44
    End of period                          $3.53           $5.96           $5.83           $4.37          $4.42
  Accumulation units outstanding
  at the end of period                     1,220           2,102           2,103           1,763            14

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(743)

  Accumulation unit value:
    Beginning of period                    $10.15          $11.23          $10.10         $10.34           N/A
    End of period                          $6.83           $10.15          $11.23         $10.10           N/A
  Accumulation units outstanding
  at the end of period                      396             413             365           10,659           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.38          $11.01           N/A             N/A            N/A
    End of period                          $5.15           $10.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,434           6,274            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(766)

  Accumulation unit value:
    Beginning of period                    $9.58           $9.42           $8.22           $8.06           N/A
    End of period                          $5.84           $9.58           $9.42           $8.22           N/A
  Accumulation units outstanding
  at the end of period                     8,930           10,252          10,349         10,055           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                    $11.53          $14.23          $12.23         $11.76          $11.75
    End of period                          $5.58           $11.53          $14.23         $12.23          $11.76
  Accumulation units outstanding
  at the end of period                     10,519          10,267          5,428           6,419            26

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.49          $11.03         $10.46          $10.50
    End of period                          $9.12           $12.11          $11.49         $11.03          $10.46
  Accumulation units outstanding
  at the end of period                     14,842          19,035          31,236         73,991          6,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(628)

  Accumulation unit value:
    Beginning of period                    $19.76          $18.27          $14.84         $13.36          $11.23
    End of period                          $11.06          $19.76          $18.27         $14.84          $13.36
  Accumulation units outstanding
  at the end of period                     13,167          19,400          17,600         22,668          3,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.68          $13.76          $11.82         $10.89          $9.68
    End of period                          $7.71           $13.68          $13.76         $11.82          $10.89
  Accumulation units outstanding
  at the end of period                    495,129         555,827         391,979         322,064         55,430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $10.85           N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,905           11,228          10,716           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.20           N/A             N/A            N/A
    End of period                          $7.21           $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,671          26,307           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.92           N/A             N/A            N/A
    End of period                          $6.11           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,095           5,117            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $35.53          $26.80          $22.63         $16.88          $13.98
    End of period                          $21.64          $35.53          $26.80         $22.63          $16.88
  Accumulation units outstanding
  at the end of period                     18,263          24,835          27,026         25,319          1,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(387)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.92          $13.87         $12.64          $11.13
    End of period                          $9.61           $15.71          $14.92         $13.87          $12.64
  Accumulation units outstanding
  at the end of period                     5,965           9,707           10,959         21,760          17,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(387)

  Accumulation unit value:
    Beginning of period                    $9.47            N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(375)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.92          $10.57         $10.33          $9.57
    End of period                          $7.49           $12.25          $11.92         $10.57          $10.33
  Accumulation units outstanding
  at the end of period                     49,468          51,778          55,482         83,800          29,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(375)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $9.57            N/A
  Accumulation units outstanding
  at the end of period                      278             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.97          $20.15           N/A             N/A            N/A
    End of period                          $10.56          $17.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,074           8,808            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(387)

  Accumulation unit value:
    Beginning of period                    $14.62          $15.24          $13.23         $12.95          $11.25
    End of period                          $9.33           $14.62          $15.24         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                     7,986           8,901           7,896           9,574          5,231

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(387)

  Accumulation unit value:
    Beginning of period                    $9.34            N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(709)

  Accumulation unit value:
    Beginning of period                    $6.71           $5.98           $5.58           $5.55          $5.40
    End of period                          $3.72           $6.71           $5.98           $5.58          $5.55
  Accumulation units outstanding
  at the end of period                     17,402          18,433          19,639         21,101          1,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.58          $17.68           N/A             N/A            N/A
    End of period                          $9.06           $17.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     65,933         101,853           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(728)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.09          $11.91         $11.06          $10.85
    End of period                          $7.97           $14.21          $13.09         $11.91          $11.06
  Accumulation units outstanding
  at the end of period                     25,643          32,396          33,972         40,184           231

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(562)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.18          $12.37         $11.09          $9.92
    End of period                          $8.56           $14.77          $14.18         $12.37          $11.09
  Accumulation units outstanding
  at the end of period                     22,641          26,842          27,401         22,598          2,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.36           N/A             N/A             N/A            N/A
    End of period                          $10.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,996            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(319)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.64          $13.45         $13.41          $13.09
    End of period                          $14.24          $14.47          $13.64         $13.45          $13.41
  Accumulation units outstanding
  at the end of period                     15,427          27,995          26,338         26,257          4,663

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(319)

  Accumulation unit value:
    Beginning of period                    $13.07           N/A
    End of period                          $13.09           N/A
  Accumulation units outstanding
  at the end of period                     2,058            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(729)

  Accumulation unit value:
    Beginning of period                    $20.59          $22.65          $20.32         $19.06          $18.71
    End of period                          $12.01          $20.59          $22.65         $20.32          $19.06
  Accumulation units outstanding
  at the end of period                      634             735             744             536            374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.14          $13.56          $12.52         $12.56          $12.22
    End of period                          $8.92           $13.14          $13.56         $12.52          $12.56
  Accumulation units outstanding
  at the end of period                     6,544           8,796           12,623         13,127          6,044

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1811)

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $5.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      147             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1809)

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      238             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1809)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(338)

  Accumulation unit value:
    Beginning of period                    $19.72          $21.32          $19.24         $18.71          $17.39
    End of period                          $10.20          $19.72          $21.32         $19.24          $18.71
  Accumulation units outstanding
  at the end of period                     3,916           5,216           5,194           4,640          1,790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(338)

  Accumulation unit value:
    Beginning of period                    $15.33           N/A
    End of period                          $17.39           N/A
  Accumulation units outstanding
  at the end of period                     1,321            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.53            N/A             N/A             N/A            N/A
    End of period                          $6.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      616             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.67          $12.95         $12.18          $11.03
    End of period                          $9.36           $15.69          $14.67         $12.95          $12.18
  Accumulation units outstanding
  at the end of period                     4,083           4,063           4,344           4,389          2,120

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A
    End of period                          $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.47         $10.30          $9.96
    End of period                          $9.75           $11.53          $11.07         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                     39,131          26,091          15,070         14,901          9,715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(379)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.61          $13.06         $12.40          $11.35
    End of period                          $9.86           $15.57          $14.61         $13.06          $12.40
  Accumulation units outstanding
  at the end of period                     81,107          85,455          97,185         99,041          21,249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(379)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(721)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.80         $10.49          $10.32
    End of period                          $9.52           $12.33          $11.68         $10.80          $10.49
  Accumulation units outstanding
  at the end of period                     28,103          28,696          32,703         32,916          2,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(332)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.89          $12.63         $12.11          $11.27
    End of period                          $10.51          $14.79          $13.89         $12.63          $12.11
  Accumulation units outstanding
  at the end of period                    172,790         201,063         234,024         136,619         22,800

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(332)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $26.33          $24.99          $22.43         $21.73          $20.00
    End of period                          $20.46          $26.33          $24.99         $22.43          $21.73
  Accumulation units outstanding
  at the end of period                     6,048           4,764           4,761           4,374           980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $18.25           N/A
    End of period                          $20.00           N/A
  Accumulation units outstanding
  at the end of period                     1,580            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(643)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.91          $11.63         $11.55          $11.58
    End of period                          $12.25          $12.23          $11.91         $11.63          $11.55
  Accumulation units outstanding
  at the end of period                     19,281          6,527           12,575          7,607          1,212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(643)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(725)

  Accumulation unit value:
    Beginning of period                    $21.55          $20.39          $17.20         $16.22          $16.01
    End of period                          $14.08          $21.55          $20.39         $17.20          $16.22
  Accumulation units outstanding
  at the end of period                     4,455           4,380           4,319           4,313           740

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(338)

  Accumulation unit value:
    Beginning of period                    $30.45          $28.21          $25.31         $24.34          $22.60
    End of period                          $17.06          $30.45          $28.21         $25.31          $24.34
  Accumulation units outstanding
  at the end of period                     2,178           2,752           1,653           1,718           659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(338)

  Accumulation unit value:
    Beginning of period                    $19.67           N/A
    End of period                          $22.60           N/A
  Accumulation units outstanding
  at the end of period                      264             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(395)

  Accumulation unit value:
    Beginning of period                    $42.50          $36.99          $35.34         $31.60          $27.31
    End of period                          $24.73          $42.50          $36.99         $35.34          $31.60
  Accumulation units outstanding
  at the end of period                     5,471           7,756           7,818           7,022           891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(395)

  Accumulation unit value:
    Beginning of period                    $25.03           N/A
    End of period                          $27.31           N/A
  Accumulation units outstanding
  at the end of period                      216             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(348)

  Accumulation unit value:
    Beginning of period                    $15.55          $15.74          $13.38         $12.85          $11.38
    End of period                          $9.08           $15.55          $15.74         $13.38          $12.85
  Accumulation units outstanding
  at the end of period                     11,208          14,614          14,900         23,326          13,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(348)

  Accumulation unit value:
    Beginning of period                    $9.86            N/A
    End of period                          $11.38           N/A
  Accumulation units outstanding
  at the end of period                     2,592            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.02%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $12.85          $15.43          $11.54         $10.39           N/A
    End of period                          $8.10           $12.85          $15.43         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     17,784          15,808          11,261          3,315           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(507)

  Accumulation unit value:
    Beginning of period                    $17.80          $16.55          $13.78         $12.70          $11.36
    End of period                          $10.31          $17.80          $16.55         $13.78          $12.70
  Accumulation units outstanding
  at the end of period                     22,693          17,626          18,307          2,784           907

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.18          $11.53         $10.97          $10.35
    End of period                          $8.44           $13.82          $12.18         $11.53          $10.97
  Accumulation units outstanding
  at the end of period                     13,351          15,216          14,761         14,906          7,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.95          $12.43         $11.70          $11.50
    End of period                          $8.99           $15.22          $13.95         $12.43          $11.70
  Accumulation units outstanding
  at the end of period                     14,960          17,197          15,889         13,085          5,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(515)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.60          $10.69          $9.90          $9.41
    End of period                          $8.63           $12.27          $11.60         $10.69          $9.90
  Accumulation units outstanding
  at the end of period                     19,668          27,733          15,375         13,637          3,803

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(893)

  Accumulation unit value:
    Beginning of period                    $28.67          $24.25          $21.84         $20.97           N/A
    End of period                          $16.16          $28.67          $24.25         $21.84           N/A
  Accumulation units outstanding
  at the end of period                     11,091          3,967           2,862           2,862           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(893)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $6.05            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,892            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(559)

  Accumulation unit value:
    Beginning of period                    $27.82          $25.87          $25.23         $24.60          $23.62
    End of period                          $16.12          $27.82          $25.87         $25.23          $24.60
  Accumulation units outstanding
  at the end of period                     4,205           6,297           2,922           1,902           596

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $11.29           N/A             N/A            N/A
    End of period                          $6.52           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    171,874         193,047           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.64          $10.68           N/A             N/A            N/A
    End of period                          $6.50           $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,876            306             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(511)

  Accumulation unit value:
    Beginning of period                    $17.95          $18.21          $16.54         $16.33          $16.01
    End of period                          $10.72          $17.95          $18.21         $16.54          $16.33
  Accumulation units outstanding
  at the end of period                     11,847          13,582          14,134         14,750          6,700

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(511)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(444)

  Accumulation unit value:
    Beginning of period                    $24.15          $21.98          $18.68         $18.59          $15.97
    End of period                          $14.61          $24.15          $21.98         $18.68          $18.59
  Accumulation units outstanding
  at the end of period                     14,372          9,542           10,295          7,749          3,061

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(444)

  Accumulation unit value:
    Beginning of period                    $15.49           N/A
    End of period                          $15.97           N/A
  Accumulation units outstanding
  at the end of period                      598             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.90           $10.16           N/A             N/A            N/A
    End of period                          $6.19           $9.90            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    129,245          85,257           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.46           N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,658           27,581           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.24           N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    174,218         224,022          7,956            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.73            N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,705           5,569            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.56          $10.88         $10.89           N/A
    End of period                          $7.57           $11.55          $12.56         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     12,250          7,405           2,393           1,353           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(540)

  Accumulation unit value:
    Beginning of period                    $18.99          $18.11          $17.65         $17.55          $16.97
    End of period                          $17.64          $18.99          $18.11         $17.65          $17.55
  Accumulation units outstanding
  at the end of period                     15,219          19,568          17,344         10,429          17,776

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.75          $11.70           N/A            N/A
    End of period                          $8.04           $12.84          $12.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,268           12,080          2,300            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1180)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.17          $10.11           N/A            N/A
    End of period                          $9.63           $10.45          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,053           1,097           1,041            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(431)

  Accumulation unit value:
    Beginning of period                    $16.55          $15.08          $11.66         $10.03          $8.36
    End of period                          $9.00           $16.55          $15.08         $11.66          $10.03
  Accumulation units outstanding
  at the end of period                     61,779          76,002          54,732         12,842          7,644

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(431)

  Accumulation unit value:
    Beginning of period                    $7.62            N/A
    End of period                          $8.36            N/A
  Accumulation units outstanding
  at the end of period                     2,093            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(770)

  Accumulation unit value:
    Beginning of period                    $23.92          $22.61          $20.59         $19.20           N/A
    End of period                          $13.02          $23.92          $22.61         $20.59           N/A
  Accumulation units outstanding
  at the end of period                     5,946           14,431          1,851           1,231           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.90          $14.72         $14.68          $14.42
    End of period                          $16.22          $15.53          $14.90         $14.72          $14.68
  Accumulation units outstanding
  at the end of period                     26,150          11,097          8,375           7,393          3,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $14.33           N/A
    End of period                          $14.42           N/A
  Accumulation units outstanding
  at the end of period                       75             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1132)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.84          $9.03            N/A            N/A
    End of period                          $6.86           $14.01          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,979          42,425          8,990            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $18.88          $19.79          $17.62         $16.53          $13.52
    End of period                          $11.30          $18.88          $19.79         $17.62          $16.53
  Accumulation units outstanding
  at the end of period                     24,350          19,582          19,078         14,935          5,802

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $12.68           N/A
    End of period                          $13.52           N/A
  Accumulation units outstanding
  at the end of period                     2,785            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $15.04          $16.47          $14.39         $14.03          $12.41
    End of period                          $9.05           $15.04          $16.47         $14.39          $14.03
  Accumulation units outstanding
  at the end of period                     8,322           8,294           11,317          9,159          5,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $11.39           N/A
    End of period                          $12.41           N/A
  Accumulation units outstanding
  at the end of period                      814             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1391)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.04           N/A             N/A            N/A
    End of period                          $6.11           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,704          6,588            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.56          $12.14          $11.65           N/A            N/A
    End of period                          $7.34           $11.56          $12.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,593          71,863         188,956           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.06          $10.89         $10.91          $10.96
    End of period                          $11.73          $11.54          $11.06         $10.89          $10.91
  Accumulation units outstanding
  at the end of period                     66,563          72,024          41,877         32,828          21,588

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(588)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.82           $4.37           $4.41          $3.89
    End of period                          $3.52           $5.95           $5.82           $4.37          $4.41
  Accumulation units outstanding
  at the end of period                     31,991          77,996          11,740          3,802           377

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.13          $11.22          $10.18           N/A            N/A
    End of period                          $6.82           $10.13          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,405           1,809             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.01           N/A             N/A            N/A
    End of period                          $5.15           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,218         114,232           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                    $9.56           $9.40           $8.21           $8.04          $7.37
    End of period                          $5.83           $9.56           $9.40           $8.21          $8.04
  Accumulation units outstanding
  at the end of period                     27,010          40,992          27,818         26,318          10,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                    $7.03            N/A
    End of period                          $7.37            N/A
  Accumulation units outstanding
  at the end of period                     5,277            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(516)

  Accumulation unit value:
    Beginning of period                    $11.51          $14.22          $12.22         $11.75          $11.12
    End of period                          $5.57           $11.51          $14.22         $12.22          $11.75
  Accumulation units outstanding
  at the end of period                     18,714          17,001          6,210           1,924          1,661

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(516)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.47          $11.02         $10.45          $10.78
    End of period                          $9.10           $12.09          $11.47         $11.02          $10.45
  Accumulation units outstanding
  at the end of period                     95,641          16,460          12,450          4,750          3,115

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $19.74          $18.25          $14.83         $13.35          $11.40
    End of period                          $11.04          $19.74          $18.25         $14.83          $13.35
  Accumulation units outstanding
  at the end of period                     47,059          62,427          29,085         19,262          19,464

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.48           N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                      925             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.76          $11.81         $10.89          $9.87
    End of period                          $7.70           $13.67          $13.76         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    871,591         908,222         380,815         99,788           834

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1097)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.69          $9.15            N/A            N/A
    End of period                          $6.29           $11.90          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,308         132,333          5,211            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.19           N/A             N/A            N/A
    End of period                          $7.20           $12.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,781          15,478           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.77           N/A             N/A            N/A
    End of period                          $6.11           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,850          30,952           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(516)

  Accumulation unit value:
    Beginning of period                    $35.48          $26.76          $22.61         $16.86          $13.50
    End of period                          $21.60          $35.48          $26.76         $22.61          $16.86
  Accumulation units outstanding
  at the end of period                     29,061          33,904          23,912         13,693          3,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.91           N/A             N/A            N/A
    End of period                          $7.06           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,425           8,797            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.90          $13.86         $12.63          $11.13
    End of period                          $9.60           $15.69          $14.90         $13.86          $12.63
  Accumulation units outstanding
  at the end of period                     32,565          34,958          27,052         19,816          16,875

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $10.72           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                     1,796            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.91          $10.56         $10.32          $9.57
    End of period                          $7.48           $12.24          $11.91         $10.56          $10.32
  Accumulation units outstanding
  at the end of period                    117,380         123,775          96,454         75,470          46,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                    $9.07            N/A
    End of period                          $9.57            N/A
  Accumulation units outstanding
  at the end of period                     3,208            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.18           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,375          16,024           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.94          $20.12           N/A             N/A            N/A
    End of period                          $10.54          $17.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,092          14,045           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $14.60          $15.22          $13.22         $12.94          $11.25
    End of period                          $9.31           $14.60          $15.22         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                    103,824          30,002          21,378         15,623          15,804

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A
    End of period                          $11.25           N/A
  Accumulation units outstanding
  at the end of period                      646             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(562)

  Accumulation unit value:
    Beginning of period                    $6.70           $5.97           $5.57           $5.55          $5.36
    End of period                          $3.72           $6.70           $5.97           $5.57          $5.55
  Accumulation units outstanding
  at the end of period                     32,530          7,834           5,887           3,131           770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.67           N/A             N/A            N/A
    End of period                          $9.05           $17.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    293,322         395,644           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(757)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.08          $11.90         $10.77           N/A
    End of period                          $7.96           $14.20          $13.08         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     25,746          22,527          16,061          6,191           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(757)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(471)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.16          $12.35         $11.08          $9.59
    End of period                          $8.55           $14.75          $14.16         $12.35          $11.08
  Accumulation units outstanding
  at the end of period                     15,963          18,581          30,828         14,390          7,901

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(471)

  Accumulation unit value:
    Beginning of period                    $9.11            N/A
    End of period                          $9.59            N/A
  Accumulation units outstanding
  at the end of period                     1,629            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1782)

  Accumulation unit value:
    Beginning of period                    $9.18            N/A             N/A             N/A            N/A
    End of period                          $4.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      987             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1782)

  Accumulation unit value:
    Beginning of period                    $7.99            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,643           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.88          $10.06           N/A             N/A            N/A
    End of period                          $10.26          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,512          3,234            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.61          $13.42         $13.39          $13.08
    End of period                          $14.21          $14.44          $13.61         $13.42          $13.39
  Accumulation units outstanding
  at the end of period                     65,020          58,776          83,316         57,975          31,709

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $12.99           N/A
    End of period                          $13.08           N/A
  Accumulation units outstanding
  at the end of period                      838             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1041)

  Accumulation unit value:
    Beginning of period                    $20.54          $22.60          $21.03           N/A            N/A
    End of period                          $11.98          $20.54          $22.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                      337             340             360             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.12          $13.54          $12.50         $12.54          $12.21
    End of period                          $8.90           $13.12          $13.54         $12.50          $12.54
  Accumulation units outstanding
  at the end of period                     20,274          20,842          25,962         22,477          12,330

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1807)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      350             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(519)

  Accumulation unit value:
    Beginning of period                    $19.67          $21.27          $19.20         $18.68          $17.89
    End of period                          $10.18          $19.67          $21.27         $19.20          $18.68
  Accumulation units outstanding
  at the end of period                     4,697           5,491           5,524           6,295          4,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.91           $9.91            N/A             N/A            N/A
    End of period                          $6.64           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,194           275             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.44            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,821            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $6.97            N/A             N/A             N/A            N/A
    End of period                          $7.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      924             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47          $10.45           N/A             N/A            N/A
    End of period                          $6.69           $10.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,305           2,482            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.64          $12.93         $12.16          $11.02
    End of period                          $9.34           $15.67          $14.64         $12.93          $12.16
  Accumulation units outstanding
  at the end of period                     87,247          91,843         112,173         107,849        110,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $10.44           N/A
    End of period                          $11.02           N/A
  Accumulation units outstanding
  at the end of period                       51             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.47         $10.30          $10.18
    End of period                          $9.74           $11.53          $11.07         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                     81,193          32,245          13,950         12,710          9,671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $15.54          $14.59          $13.04         $12.38          $11.34
    End of period                          $9.84           $15.54          $14.59         $13.04          $12.38
  Accumulation units outstanding
  at the end of period                    201,514         248,762         260,266         248,243        222,020

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                     5,444            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.68          $10.79         $10.49          $10.26
    End of period                          $9.51           $12.33          $11.68         $10.79          $10.49
  Accumulation units outstanding
  at the end of period                    237,801         197,248          64,758          9,533          1,315

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.86          $12.61         $12.09          $11.26
    End of period                          $10.49          $14.76          $13.86         $12.61          $12.09
  Accumulation units outstanding
  at the end of period                    231,129         226,936         264,256         125,615         94,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                       99             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.55          $10.96           N/A             N/A            N/A
    End of period                          $7.91           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,405           2,051            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $6.89            N/A             N/A             N/A            N/A
    End of period                          $7.65            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,403            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $8.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,578            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    159,138           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(471)

  Accumulation unit value:
    Beginning of period                    $26.27          $24.94          $22.39         $21.69          $19.96
    End of period                          $20.41          $26.27          $24.94         $22.39          $21.69
  Accumulation units outstanding
  at the end of period                     16,822          15,223          11,486         10,976          8,642

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(471)

  Accumulation unit value:
    Beginning of period                    $19.36           N/A
    End of period                          $19.96           N/A
  Accumulation units outstanding
  at the end of period                      639             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(536)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.88          $11.60         $11.53          $11.63
    End of period                          $12.22          $12.20          $11.88         $11.60          $11.53
  Accumulation units outstanding
  at the end of period                    149,628         164,387         137,357         24,726          13,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                    $21.53          $20.37          $17.19         $16.22          $14.42
    End of period                          $14.06          $21.53          $20.37         $17.19          $16.22
  Accumulation units outstanding
  at the end of period                     18,010          34,677          12,272         11,565          7,048

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                    $13.56           N/A
    End of period                          $14.42           N/A
  Accumulation units outstanding
  at the end of period                      971             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $30.37          $28.14          $25.26         $24.29          $22.56
    End of period                          $17.01          $30.37          $28.14         $25.26          $24.29
  Accumulation units outstanding
  at the end of period                     27,148          13,366          11,560         11,595          4,579

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $21.30           N/A
    End of period                          $22.56           N/A
  Accumulation units outstanding
  at the end of period                      508             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $42.39          $36.91          $35.26         $31.54          $27.26
    End of period                          $24.66          $42.39          $36.91         $35.26          $31.54
  Accumulation units outstanding
  at the end of period                     13,385          46,319          10,504          7,176          3,264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $26.59           N/A
    End of period                          $27.26           N/A
  Accumulation units outstanding
  at the end of period                      124             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(441)

  Accumulation unit value:
    Beginning of period                    $15.53          $15.71          $13.36         $12.84          $11.37
    End of period                          $9.06           $15.53          $15.71         $13.36          $12.84
  Accumulation units outstanding
  at the end of period                     63,379          40,596          33,548         43,563          24,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(441)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $11.37           N/A
  Accumulation units outstanding
  at the end of period                     1,333            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $10.43           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     12,067          8,278           2,211             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(960)

  Accumulation unit value:
    Beginning of period                    $17.75          $16.50          $13.74         $13.35           N/A
    End of period                          $10.27          $17.75          $16.50         $13.74           N/A
  Accumulation units outstanding
  at the end of period                     8,827           9,802           10,337         11,089           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(960)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.17          $11.51         $10.49           N/A
    End of period                          $8.43           $13.80          $12.17         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     2,504            949             571             695            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(793)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.93          $12.42         $11.31           N/A
    End of period                          $8.97           $15.20          $13.93         $12.42           N/A
  Accumulation units outstanding
  at the end of period                      881            3,164           4,253           1,799           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.58          $10.67          $9.89          $9.10
    End of period                          $8.61           $12.25          $11.58         $10.67          $9.89
  Accumulation units outstanding
  at the end of period                      767            1,289           1,691           3,194          2,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(774)

  Accumulation unit value:
    Beginning of period                    $28.58          $24.18          $21.78         $21.09           N/A
    End of period                          $16.10          $28.58          $24.18         $21.78           N/A
  Accumulation units outstanding
  at the end of period                      401            4,432            133             133            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $11.84           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,143          3,733            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(945)

  Accumulation unit value:
    Beginning of period                    $17.90          $18.17          $16.50         $15.94           N/A
    End of period                          $10.69          $17.90          $18.17         $16.50           N/A
  Accumulation units outstanding
  at the end of period                      279              -               -              483            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1064)

  Accumulation unit value:
    Beginning of period                    $24.08          $21.93          $21.97           N/A            N/A
    End of period                          $14.56          $24.08          $21.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                      516             325              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.09           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    170,669         106,276           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.12           N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      613             464             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $9.91            N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    169,849          74,217          19,395           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.17           N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,094           1,061            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.84           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      876              4               -             1,015           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(697)

  Accumulation unit value:
    Beginning of period                    $18.93          $18.05          $17.60         $17.51          $17.25
    End of period                          $17.58          $18.93          $18.05         $17.60          $17.51
  Accumulation units outstanding
  at the end of period                      385            4,484           1,000           2,130            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $11.08           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     4,763           3,952           2,727            987            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $10.00           N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,338           7,506             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(758)

  Accumulation unit value:
    Beginning of period                    $16.50          $15.04          $11.63          $9.89           N/A
    End of period                          $8.97           $16.50          $15.04         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     6,897           7,871           3,272           1,188           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(945)

  Accumulation unit value:
    Beginning of period                    $23.85          $22.55          $20.54         $19.94           N/A
    End of period                          $12.98          $23.85          $22.55         $20.54           N/A
  Accumulation units outstanding
  at the end of period                     7,042           6,952             -              145            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(651)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.86          $14.69         $14.64          $14.50
    End of period                          $16.16          $15.48          $14.86         $14.69          $14.64
  Accumulation units outstanding
  at the end of period                     1,150           1,256           3,374           1,404           738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(651)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1194)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.84          $10.17           N/A            N/A
    End of period                          $6.85           $14.00          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,044           2,202            285             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1194)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(623)

  Accumulation unit value:
    Beginning of period                    $18.84          $19.74          $17.59         $16.50          $14.25
    End of period                          $11.27          $18.84          $19.74         $17.59          $16.50
  Accumulation units outstanding
  at the end of period                      530             628             729             672            684

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(793)

  Accumulation unit value:
    Beginning of period                    $15.00          $16.43          $14.36         $13.59           N/A
    End of period                          $9.03           $15.00          $16.43         $14.36           N/A
  Accumulation units outstanding
  at the end of period                     8,512           8,803           8,621           6,760           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.35           N/A             N/A            N/A
    End of period                          $6.11           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,795           4,867            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.12          $11.63           N/A            N/A
    End of period                          $7.32           $11.54          $12.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                    136,945          51,109          51,852           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(664)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.88         $10.90          $10.89
    End of period                          $11.70          $11.52          $11.05         $10.88          $10.90
  Accumulation units outstanding
  at the end of period                     16,700          18,599          17,412         14,381          2,225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1023)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.81           $4.86            N/A            N/A
    End of period                          $3.51           $5.94           $5.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,306           3,785           3,030            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1023)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1202)

  Accumulation unit value:
    Beginning of period                    $10.11          $11.20          $11.07           N/A            N/A
    End of period                          $6.80           $10.11          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,179             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.00           N/A             N/A            N/A
    End of period                          $5.14           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,684          19,254           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(623)

  Accumulation unit value:
    Beginning of period                    $9.54           $9.39           $8.20           $8.03          $7.24
    End of period                          $5.81           $9.54           $9.39           $8.20          $8.03
  Accumulation units outstanding
  at the end of period                     34,004          39,107          39,411         39,551          2,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                    $11.49          $14.19          $12.20         $11.74          $11.01
    End of period                          $5.55           $11.49          $14.19         $12.20          $11.74
  Accumulation units outstanding
  at the end of period                     1,550           1,484           1,124            823             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.45          $11.00         $10.43          $10.26
    End of period                          $9.08           $12.07          $11.45         $11.00          $10.43
  Accumulation units outstanding
  at the end of period                     4,032           11,228          10,036          7,635          1,035

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.15           N/A             N/A            N/A
    End of period                          $6.78           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,035           1,050            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(664)

  Accumulation unit value:
    Beginning of period                    $19.71          $18.23          $14.81         $13.34          $11.60
    End of period                          $11.02          $19.71          $18.23         $14.81          $13.34
  Accumulation units outstanding
  at the end of period                     19,085          21,359          17,447         15,297          2,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75          $11.81         $10.89          $10.56
    End of period                          $7.69           $13.66          $13.75         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    615,351         631,137         199,391         14,423          12,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $9.52            N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,755          22,742          20,253           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.56          $12.18           N/A             N/A            N/A
    End of period                          $7.20           $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,405           9,329            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1358)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.00           N/A             N/A            N/A
    End of period                          $6.10           $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,282           2,231            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1358)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(592)

  Accumulation unit value:
    Beginning of period                    $35.40          $26.71          $22.57         $16.84          $13.77
    End of period                          $21.55          $35.40          $26.71         $22.57          $16.84
  Accumulation units outstanding
  at the end of period                     2,715           7,817           22,825          3,875            92

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.90           N/A             N/A            N/A
    End of period                          $7.06           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,205           144             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(650)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.88          $13.85         $12.62          $11.07
    End of period                          $9.58           $15.66          $14.88         $13.85          $12.62
  Accumulation units outstanding
  at the end of period                     62,426          25,835          23,570         19,785          1,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(634)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.89          $10.55         $10.31          $9.23
    End of period                          $7.47           $12.22          $11.89         $10.55          $10.31
  Accumulation units outstanding
  at the end of period                     95,974         112,224         128,009         83,093          58,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1336)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.24           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,410           3,362            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1336)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.90          $20.08           N/A             N/A            N/A
    End of period                          $10.51          $17.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,140          36,484           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(623)

  Accumulation unit value:
    Beginning of period                    $14.58          $15.20          $13.21         $12.93          $10.97
    End of period                          $9.30           $14.58          $15.20         $13.21          $12.93
  Accumulation units outstanding
  at the end of period                     23,832          27,377          23,300         18,996          2,694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(650)

  Accumulation unit value:
    Beginning of period                    $6.69           $5.96           $5.56           $5.54          $4.82
    End of period                          $3.71           $6.69           $5.96           $5.56          $5.54
  Accumulation units outstanding
  at the end of period                      192             193             194            2,254           212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.56          $17.65           N/A             N/A            N/A
    End of period                          $9.04           $17.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,559          21,685           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.08          $11.90         $10.37           N/A
    End of period                          $7.95           $14.19          $13.08         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     4,043           4,257           3,831            946            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $14.73          $14.14          $12.34         $11.07          $9.64
    End of period                          $8.53           $14.73          $14.14         $12.34          $11.07
  Accumulation units outstanding
  at the end of period                     2,907           8,810           3,094           2,630          2,409

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1790)

  Accumulation unit value:
    Beginning of period                    $9.37            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      194             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1790)

  Accumulation unit value:
    Beginning of period                    $8.22            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      218             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,009            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.58          $13.40         $13.36          $12.86
    End of period                          $14.17          $14.40          $13.58         $13.40          $13.36
  Accumulation units outstanding
  at the end of period                     26,364          13,196          10,751          7,300          1,000

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(992)

  Accumulation unit value:
    Beginning of period                    $20.48          $22.53          $20.84           N/A            N/A
    End of period                          $11.94          $20.48          $22.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.09          $13.51          $12.47         $12.52          $12.19
    End of period                          $8.88           $13.09          $13.51         $12.47          $12.52
  Accumulation units outstanding
  at the end of period                     10,618          12,469          9,435          11,036          5,645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1889)

  Accumulation unit value:
    Beginning of period                    $8.28            N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,006            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1889)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1889)

  Accumulation unit value:
    Beginning of period                    $8.88            N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      916             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1889)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(678)

  Accumulation unit value:
    Beginning of period                    $19.61          $21.21          $19.15         $18.63          $17.46
    End of period                          $10.14          $19.61          $21.21         $19.15          $18.63
  Accumulation units outstanding
  at the end of period                      486              -               -             1,224          1,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,373           5,609            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.61          $12.90         $12.14          $11.17
    End of period                          $9.32           $15.63          $14.61         $12.90          $12.14
  Accumulation units outstanding
  at the end of period                      343            5,853            306             388            903

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.06          $10.47         $10.30          $9.96
    End of period                          $9.73           $11.52          $11.06         $10.47          $10.30
  Accumulation units outstanding
  at the end of period                     12,572          28,314          3,205            683             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.55          $13.01         $12.36          $11.30
    End of period                          $9.82           $15.50          $14.55         $13.01          $12.36
  Accumulation units outstanding
  at the end of period                     19,292          10,335          1,837            381             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(771)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.67          $10.79         $10.43           N/A
    End of period                          $9.50           $12.32          $11.67         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     36,588          14,583          16,607          1,949           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(592)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.83          $12.58         $12.07          $11.17
    End of period                          $10.46          $14.72          $13.83         $12.58          $12.07
  Accumulation units outstanding
  at the end of period                     1,118           1,019            793             877            125

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(592)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(644)

  Accumulation unit value:
    Beginning of period                    $26.18          $24.86          $22.33         $21.64          $20.13
    End of period                          $20.34          $26.18          $24.86         $22.33          $21.64
  Accumulation units outstanding
  at the end of period                     17,285          17,322          9,026          10,435          12,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.85          $11.57         $11.50          $11.53
    End of period                          $12.17          $12.16          $11.85         $11.57          $11.50
  Accumulation units outstanding
  at the end of period                     4,319           9,796           28,660          1,675          1,909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(945)

  Accumulation unit value:
    Beginning of period                    $21.50          $20.35          $17.17         $16.72           N/A
    End of period                          $14.04          $21.50          $20.35         $17.17           N/A
  Accumulation units outstanding
  at the end of period                     3,185           1,125            210             288            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(644)

  Accumulation unit value:
    Beginning of period                    $30.27          $28.06          $25.19         $24.23          $21.41
    End of period                          $16.95          $30.27          $28.06         $25.19          $24.23
  Accumulation units outstanding
  at the end of period                     1,951           1,968           1,570           2,126          2,041

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $42.24          $36.78          $35.15         $31.44          $28.33
    End of period                          $24.56          $42.24          $36.78         $35.15          $31.44
  Accumulation units outstanding
  at the end of period                     4,055           4,490           4,318           1,023            18

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                    $15.50          $15.69          $13.34         $12.83          $11.47
    End of period                          $9.04           $15.50          $15.69         $13.34          $12.83
  Accumulation units outstanding
  at the end of period                     5,079           8,132           8,180           5,678          3,878

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(958)

  Accumulation unit value:
    Beginning of period                    $12.84          $15.42          $11.54         $11.32           N/A
    End of period                          $8.09           $12.84          $15.42         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -             1,605           1,673             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(958)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(338)

  Accumulation unit value:
    Beginning of period                    $17.74          $16.49          $13.73         $12.66          $11.11
    End of period                          $10.26          $17.74          $16.49         $13.73          $12.66
  Accumulation units outstanding
  at the end of period                      144            1,572           1,573           1,428          1,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(338)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     1,733            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(486)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.16          $11.51         $10.96          $10.17
    End of period                          $8.42           $13.79          $12.16         $11.51          $10.96
  Accumulation units outstanding
  at the end of period                     1,661           1,659           1,665           1,662          1,523

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(486)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A
    End of period                          $10.17           N/A
  Accumulation units outstanding
  at the end of period                     1,523            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.92          $12.41         $11.69          $11.16
    End of period                          $8.97           $15.19          $13.92         $12.41          $11.69
  Accumulation units outstanding
  at the end of period                     2,019           2,498           2,535           3,196          2,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $10.81           N/A
    End of period                          $11.16           N/A
  Accumulation units outstanding
  at the end of period                     1,372            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(325)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.58          $10.67          $9.89          $9.23
    End of period                          $8.60           $12.24          $11.58         $10.67          $9.89
  Accumulation units outstanding
  at the end of period                      320            5,831           5,860           6,221          1,827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(325)

  Accumulation unit value:
    Beginning of period                    $8.51            N/A
    End of period                          $9.23            N/A
  Accumulation units outstanding
  at the end of period                      342             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1003)

  Accumulation unit value:
    Beginning of period                    $28.56          $24.16          $23.34           N/A            N/A
    End of period                          $16.09          $28.56          $24.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      600             680             624             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1003)

  Accumulation unit value:
    Beginning of period                    $27.71          $25.78          $25.96           N/A            N/A
    End of period                          $16.05          $27.71          $25.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,271           1,343           1,177            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $12.09           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,409            699             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(862)

  Accumulation unit value:
    Beginning of period                    $17.89          $18.16          $16.49         $15.73           N/A
    End of period                          $10.68          $17.89          $18.16         $16.49           N/A
  Accumulation units outstanding
  at the end of period                      201             192             189             192            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(862)

  Accumulation unit value:
    Beginning of period                    $24.07          $21.92          $18.63         $18.10           N/A
    End of period                          $14.55          $24.07          $21.92         $18.63           N/A
  Accumulation units outstanding
  at the end of period                      625             627             238             33             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.10           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,256           11,705           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1179)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.83          $10.50           N/A            N/A
    End of period                          $7.44           $10.81          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,623           4,277           4,405            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1179)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.43           N/A             N/A            N/A
    End of period                          $5.98           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      590             479             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $11.54          $12.55          $10.88         $10.49           N/A
    End of period                          $7.56           $11.54          $12.55         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      388             403             419             144            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(325)

  Accumulation unit value:
    Beginning of period                    $18.92          $18.04          $17.59         $17.50          $16.71
    End of period                          $17.57          $18.92          $18.04         $17.59          $17.50
  Accumulation units outstanding
  at the end of period                      280             312             471             566            447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(325)

  Accumulation unit value:
    Beginning of period                    $16.19           N/A
    End of period                          $16.71           N/A
  Accumulation units outstanding
  at the end of period                      447             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.74          $11.24         $10.75           N/A
    End of period                          $8.03           $12.83          $12.74         $11.24           N/A
  Accumulation units outstanding
  at the end of period                      971             959             707              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(958)

  Accumulation unit value:
    Beginning of period                    $16.49          $15.04          $11.63         $11.12           N/A
    End of period                          $8.97           $16.49          $15.04         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     1,540           3,151           2,690             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(958)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(332)

  Accumulation unit value:
    Beginning of period                    $23.83          $22.53          $20.53         $19.73          $17.07
    End of period                          $12.97          $23.83          $22.53         $20.53          $19.73
  Accumulation units outstanding
  at the end of period                      880            1,180            587             563            963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(332)

  Accumulation unit value:
    Beginning of period                    $13.86           N/A
    End of period                          $17.07           N/A
  Accumulation units outstanding
  at the end of period                      188             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(325)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.85          $14.68         $14.64          $14.39
    End of period                          $16.15          $15.47          $14.85         $14.68          $14.64
  Accumulation units outstanding
  at the end of period                       55              73             240             430            370

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(325)

  Accumulation unit value:
    Beginning of period                    $14.79           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                      370             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.00          $13.41           N/A             N/A            N/A
    End of period                          $6.85           $14.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      681             685             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(332)

  Accumulation unit value:
    Beginning of period                    $18.83          $19.74          $17.58         $16.49          $13.50
    End of period                          $11.26          $18.83          $19.74         $17.58          $16.49
  Accumulation units outstanding
  at the end of period                     2,157           3,552           5,815           4,379          2,007

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(332)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A
    End of period                          $13.50           N/A
  Accumulation units outstanding
  at the end of period                     1,387            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $14.99          $16.42          $14.35         $14.00          $12.38
    End of period                          $9.02           $14.99          $16.42         $14.35          $14.00
  Accumulation units outstanding
  at the end of period                     2,876           3,383           3,279           2,080          2,049

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(456)

  Accumulation unit value:
    Beginning of period                    $11.73           N/A
    End of period                          $12.38           N/A
  Accumulation units outstanding
  at the end of period                     2,133            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.85            N/A             N/A             N/A            N/A
    End of period                          $6.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,013           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.53          $12.12          $11.62           N/A            N/A
    End of period                          $7.32           $11.53          $12.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,054           10,674          11,912           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(590)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.88         $10.90          $10.55
    End of period                          $11.70          $11.52          $11.05         $10.88          $10.90
  Accumulation units outstanding
  at the end of period                     7,831           13,136          12,614         13,621          3,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.94           $5.81           $4.99            N/A            N/A
    End of period                          $3.51           $5.94           $5.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,367           4,280            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.37          $11.00           N/A             N/A            N/A
    End of period                          $5.14           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,001           4,689            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(332)

  Accumulation unit value:
    Beginning of period                    $9.54           $9.38           $8.20           $8.02          $7.36
    End of period                          $5.81           $9.54           $9.38           $8.20          $8.02
  Accumulation units outstanding
  at the end of period                     4,212           5,028           5,358           4,637          4,327

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(332)

  Accumulation unit value:
    Beginning of period                    $6.15            N/A
    End of period                          $7.36            N/A
  Accumulation units outstanding
  at the end of period                     3,743            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $11.48          $14.29           N/A             N/A            N/A
    End of period                          $5.55           $11.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              883             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(794)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.44          $10.99         $10.28           N/A
    End of period                          $9.07           $12.06          $11.44         $10.99           N/A
  Accumulation units outstanding
  at the end of period                     1,016           1,045            917              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                    $9.86           $9.77            N/A             N/A            N/A
    End of period                          $6.78           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              820             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(325)

  Accumulation unit value:
    Beginning of period                    $19.71          $18.22          $14.81         $13.34          $11.40
    End of period                          $11.02          $19.71          $18.22         $14.81          $13.34
  Accumulation units outstanding
  at the end of period                     22,382          26,446          27,520         26,929          9,610

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(325)

  Accumulation unit value:
    Beginning of period                    $8.61            N/A
    End of period                          $11.40           N/A
  Accumulation units outstanding
  at the end of period                     1,158            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.66          $13.75          $11.81         $10.89          $9.68
    End of period                          $7.69           $13.66          $13.75         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    110,357         157,460         142,834         144,158         25,345

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.39           N/A             N/A             N/A            N/A
    End of period                          $6.28            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,828            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $35.38          $26.69          $22.56         $18.70           N/A
    End of period                          $21.54          $35.38          $26.69         $22.56           N/A
  Accumulation units outstanding
  at the end of period                     2,623            973             844            4,280           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.90           N/A             N/A            N/A
    End of period                          $7.06           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      326             286             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.88          $13.84         $12.62          $11.02
    End of period                          $9.58           $15.66          $14.88         $13.84          $12.62
  Accumulation units outstanding
  at the end of period                     24,159          29,286          31,473         32,254          13,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(332)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.89          $10.55         $10.31          $9.56
    End of period                          $7.46           $12.22          $11.89         $10.55          $10.31
  Accumulation units outstanding
  at the end of period                     34,061          40,512          43,594         42,199          17,368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(332)

  Accumulation unit value:
    Beginning of period                    $7.99            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                      846             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1333)

  Accumulation unit value:
    Beginning of period                    $8.81           $10.21           N/A             N/A            N/A
    End of period                          $6.02           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,063           3,265            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1333)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.90          $20.08           N/A             N/A            N/A
    End of period                          $10.51          $17.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,532           5,366            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(325)

  Accumulation unit value:
    Beginning of period                    $14.58          $15.20          $13.21         $12.93          $11.24
    End of period                          $9.29           $14.58          $15.20         $13.21          $12.93
  Accumulation units outstanding
  at the end of period                     24,265          29,538          31,715         32,764          13,954

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(325)

  Accumulation unit value:
    Beginning of period                    $8.33            N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                      209             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(794)

  Accumulation unit value:
    Beginning of period                    $6.68           $5.96           $5.56           $5.06           N/A
    End of period                          $3.70           $6.68           $5.96           $5.56           N/A
  Accumulation units outstanding
  at the end of period                      761            9,704            720              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.55          $17.65           N/A             N/A            N/A
    End of period                          $9.04           $17.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,666           5,038            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(794)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.08          $11.90         $10.88           N/A
    End of period                          $7.95           $14.19          $13.08         $11.90           N/A
  Accumulation units outstanding
  at the end of period                      388             389             246              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $14.72          $14.14          $12.34         $11.07          $9.58
    End of period                          $8.53           $14.72          $14.14         $12.34          $11.07
  Accumulation units outstanding
  at the end of period                     2,234           3,605           3,236           2,731          1,565

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $8.85            N/A
    End of period                          $9.58            N/A
  Accumulation units outstanding
  at the end of period                     1,676            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      137             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.58          $13.39         $13.36          $13.06
    End of period                          $14.16          $14.40          $13.58         $13.39          $13.36
  Accumulation units outstanding
  at the end of period                      749            4,079           5,030           3,241          3,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $12.99           N/A
    End of period                          $13.06           N/A
  Accumulation units outstanding
  at the end of period                     3,054            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.08          $13.50          $12.47         $12.51          $12.18
    End of period                          $8.87           $13.08          $13.50         $12.47          $12.51
  Accumulation units outstanding
  at the end of period                     3,096           3,793           4,285           4,054          4,140

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      582             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(325)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.60          $12.90         $12.14          $11.00
    End of period                          $9.31           $15.62          $14.60         $12.90          $12.14
  Accumulation units outstanding
  at the end of period                     7,356           16,730          13,695         11,130          6,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(325)

  Accumulation unit value:
    Beginning of period                    $9.21            N/A
    End of period                          $11.00           N/A
  Accumulation units outstanding
  at the end of period                     1,233            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.06          $10.47         $10.22           N/A
    End of period                          $9.73           $11.52          $11.06         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     1,613           1,616           2,019           2,164           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                    $15.49          $14.55          $13.01         $12.36          $11.32
    End of period                          $9.81           $15.49          $14.55         $13.01          $12.36
  Accumulation units outstanding
  at the end of period                     7,662           19,540          17,165         15,119          11,614

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     2,475            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(755)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.67          $10.79         $10.30           N/A
    End of period                          $9.50           $12.31          $11.67         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     3,923           5,878           5,554           5,021           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(325)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.83          $12.58         $12.07          $11.24
    End of period                          $10.45          $14.72          $13.83         $12.58          $12.07
  Accumulation units outstanding
  at the end of period                     11,000          13,409          13,632         20,817          14,232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(325)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                     9,468            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(486)

  Accumulation unit value:
    Beginning of period                    $26.17          $24.85          $22.32         $21.63          $19.91
    End of period                          $20.32          $26.17          $24.85         $22.32          $21.63
  Accumulation units outstanding
  at the end of period                      796            2,744           1,961           2,284           796

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(486)

  Accumulation unit value:
    Beginning of period                    $19.91           N/A
    End of period                          $19.91           N/A
  Accumulation units outstanding
  at the end of period                      796             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(675)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.84          $11.56         $11.49          $11.51
    End of period                          $12.17          $12.15          $11.84         $11.56          $11.49
  Accumulation units outstanding
  at the end of period                     14,991          3,210           17,296          3,191            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(332)

  Accumulation unit value:
    Beginning of period                    $21.49          $20.34          $17.17         $16.21          $14.41
    End of period                          $14.04          $21.49          $20.34         $17.17          $16.21
  Accumulation units outstanding
  at the end of period                     1,148           1,441           1,374            731            641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(332)

  Accumulation unit value:
    Beginning of period                    $11.49           N/A
    End of period                          $14.41           N/A
  Accumulation units outstanding
  at the end of period                      642             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $30.25          $28.05          $25.18         $24.22          $22.50
    End of period                          $16.94          $30.25          $28.05         $25.18          $24.22
  Accumulation units outstanding
  at the end of period                     2,853           4,107           3,060           1,661           825

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $18.51           N/A
    End of period                          $22.50           N/A
  Accumulation units outstanding
  at the end of period                      825             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $42.23          $36.78          $35.15         $31.44          $27.19
    End of period                          $24.56          $42.23          $36.78         $35.15          $31.44
  Accumulation units outstanding
  at the end of period                     1,028           1,712           1,678           1,525          1,084

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $20.83           N/A
    End of period                          $27.19           N/A
  Accumulation units outstanding
  at the end of period                      763             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(332)

  Accumulation unit value:
    Beginning of period                    $15.49          $15.68          $13.34         $12.82          $11.36
    End of period                          $9.04           $15.49          $15.68         $13.34          $12.82
  Accumulation units outstanding
  at the end of period                     1,276           4,806           5,335           6,965          6,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(332)

  Accumulation unit value:
    Beginning of period                    $9.13            N/A
    End of period                          $11.36           N/A
  Accumulation units outstanding
  at the end of period                     6,154            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.07%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1002)

  Accumulation unit value:
    Beginning of period                    $12.83          $15.42          $12.27           N/A            N/A
    End of period                          $8.08           $12.83          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,659           1,373           2,923            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(622)

  Accumulation unit value:
    Beginning of period                    $17.69          $16.45          $13.70         $12.64          $10.93
    End of period                          $10.24          $17.69          $16.45         $13.70          $12.64
  Accumulation units outstanding
  at the end of period                     1,028            448            1,348            263             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(622)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.15          $11.50         $10.95          $10.38
    End of period                          $8.41           $13.78          $12.15         $11.50          $10.95
  Accumulation units outstanding
  at the end of period                      270            1,959            559             343            372

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(616)

  Accumulation unit value:
    Beginning of period                    $15.17          $13.91          $12.40         $11.68          $10.72
    End of period                          $8.96           $15.17          $13.91         $12.40          $11.68
  Accumulation units outstanding
  at the end of period                     5,356           4,556           6,257           4,472          4,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(595)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.56          $10.65          $9.88          $9.23
    End of period                          $8.59           $12.23          $11.56         $10.65          $9.88
  Accumulation units outstanding
  at the end of period                     5,295           6,846           4,674           4,725          4,293

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1072)

  Accumulation unit value:
    Beginning of period                    $28.49          $24.11          $22.81           N/A            N/A
    End of period                          $16.05          $28.49          $24.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      352             475             121             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(696)

  Accumulation unit value:
    Beginning of period                    $27.64          $25.72          $25.10         $24.48          $22.82
    End of period                          $16.01          $27.64          $25.72         $25.10          $24.48
  Accumulation units outstanding
  at the end of period                     2,096           2,230           1,854             -             150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(696)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63          $10.79           N/A             N/A            N/A
    End of period                          $6.51           $13.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,427           8,386            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $17.85          $18.12          $16.47         $16.26          $15.02
    End of period                          $10.66          $17.85          $18.12         $16.47          $16.26
  Accumulation units outstanding
  at the end of period                      742             771             770             282            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(699)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.88          $18.59         $18.52          $17.21
    End of period                          $14.52          $24.01          $21.88         $18.59          $18.52
  Accumulation units outstanding
  at the end of period                      611             905              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.04           N/A             N/A            N/A
    End of period                          $6.19           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,471          16,174           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.36           N/A             N/A            N/A
    End of period                          $5.74           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,697           5,841            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.83          $9.88            N/A            N/A
    End of period                          $7.43           $10.80          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,678          16,491          6,144            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.37           N/A             N/A            N/A
    End of period                          $5.98           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,474           5,664            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $11.53          $12.54          $10.88         $10.52           N/A
    End of period                          $7.55           $11.53          $12.54         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      707             725            4,592             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(595)

  Accumulation unit value:
    Beginning of period                    $18.87          $18.00          $17.56         $17.46          $16.40
    End of period                          $17.52          $18.87          $18.00         $17.56          $17.46
  Accumulation units outstanding
  at the end of period                     4,447           6,753           3,620           2,745          2,476

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.74          $11.61           N/A            N/A
    End of period                          $8.03           $12.82          $12.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1110)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.17          $9.99            N/A            N/A
    End of period                          $9.62           $10.44          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,063             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                    $16.46          $15.01          $11.61         $10.00          $8.54
    End of period                          $8.95           $16.46          $15.01         $11.61          $10.00
  Accumulation units outstanding
  at the end of period                     26,279          25,011          29,335         24,270          21,873

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $23.77          $22.48          $20.48         $19.69          $17.46
    End of period                          $12.94          $23.77          $22.48         $20.48          $19.69
  Accumulation units outstanding
  at the end of period                      214             221             185             196            212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(595)

  Accumulation unit value:
    Beginning of period                    $15.44          $14.81          $14.65         $14.61          $14.07
    End of period                          $16.11          $15.44          $14.81         $14.65          $14.61
  Accumulation units outstanding
  at the end of period                     1,337            920            1,504           5,015          1,406

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1122)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.84          $8.98            N/A            N/A
    End of period                          $6.85           $13.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,818           5,503           8,307            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(612)

  Accumulation unit value:
    Beginning of period                    $18.79          $19.70          $17.55         $16.47          $14.47
    End of period                          $11.23          $18.79          $19.70         $17.55          $16.47
  Accumulation units outstanding
  at the end of period                     1,382           1,599           2,186            116            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(603)

  Accumulation unit value:
    Beginning of period                    $14.97          $16.40          $14.33         $13.98          $12.61
    End of period                          $9.00           $14.97          $16.40         $14.33          $13.98
  Accumulation units outstanding
  at the end of period                     1,816           1,284           2,565            136            210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.51            N/A             N/A            N/A
    End of period                          $6.11           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,013           3,910            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.51          $12.10          $11.61           N/A            N/A
    End of period                          $7.31           $11.51          $12.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,080          15,018          17,133           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.04          $10.87         $10.90          $10.56
    End of period                          $11.68          $11.50          $11.04         $10.87          $10.90
  Accumulation units outstanding
  at the end of period                     56,364          81,863          73,655         69,234          45,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(916)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.80           $4.35           $4.24           N/A
    End of period                          $3.50           $5.93           $5.80           $4.35           N/A
  Accumulation units outstanding
  at the end of period                     2,662           2,178           10,050            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(916)

  Accumulation unit value:
    Beginning of period                    $10.08          $11.18          $10.06          $9.63           N/A
    End of period                          $6.79           $10.08          $11.18         $10.06           N/A
  Accumulation units outstanding
  at the end of period                       -             2,137             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.36          $11.00           N/A             N/A            N/A
    End of period                          $5.14           $10.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,893          12,447           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(830)

  Accumulation unit value:
    Beginning of period                    $9.52           $9.37           $8.18           $7.73           N/A
    End of period                          $5.80           $9.52           $9.37           $8.18           N/A
  Accumulation units outstanding
  at the end of period                     2,723            516             516             517            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.46          $14.16          $12.18         $11.72          $10.66
    End of period                          $5.54           $11.46          $14.16         $12.18          $11.72
  Accumulation units outstanding
  at the end of period                     7,954           4,224           3,834           1,983           280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(616)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.43          $10.98         $10.42          $10.14
    End of period                          $9.06           $12.04          $11.43         $10.98          $10.42
  Accumulation units outstanding
  at the end of period                     6,904           6,930           6,033           6,782          4,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1313)

  Accumulation unit value:
    Beginning of period                    $9.86           $10.14           N/A             N/A            N/A
    End of period                          $6.77           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,366           7,473            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(603)

  Accumulation unit value:
    Beginning of period                    $19.68          $18.20          $14.80         $13.33          $11.73
    End of period                          $11.00          $19.68          $18.20         $14.80          $13.33
  Accumulation units outstanding
  at the end of period                     33,365          32,363          36,589         32,378          15,559

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.74          $11.81         $10.89          $9.68
    End of period                          $7.68           $13.65          $13.74         $11.81          $10.89
  Accumulation units outstanding
  at the end of period                    359,269         366,769         130,634         93,636          74,979

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1094)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.69          $9.06            N/A            N/A
    End of period                          $6.28           $11.89          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,996           3,930            220             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.17           N/A             N/A            N/A
    End of period                          $7.19           $12.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      738             718             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $35.32          $26.66          $22.53         $16.82          $16.10
    End of period                          $21.50          $35.32          $26.66         $22.53          $16.82
  Accumulation units outstanding
  at the end of period                     2,291           4,300           6,608           1,701           671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(603)

  Accumulation unit value:
    Beginning of period                    $15.64          $14.86          $13.83         $12.61          $11.38
    End of period                          $9.56           $15.64          $14.86         $13.83          $12.61
  Accumulation units outstanding
  at the end of period                     23,999          26,060          28,127         24,170          8,515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(603)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.88          $10.54         $10.31          $9.66
    End of period                          $7.45           $12.20          $11.88         $10.54          $10.31
  Accumulation units outstanding
  at the end of period                     44,403          60,720          62,587         58,127          18,562

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.87          $20.05           N/A             N/A            N/A
    End of period                          $10.49          $17.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,181           2,232            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.56          $15.19          $13.19         $12.92          $11.39
    End of period                          $9.28           $14.56          $15.19         $13.19          $12.92
  Accumulation units outstanding
  at the end of period                     21,129          22,908          24,532         20,766          4,966

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $6.67           $5.95           $5.55           $5.53          $4.92
    End of period                          $3.70           $6.67           $5.95           $5.55          $5.53
  Accumulation units outstanding
  at the end of period                     9,077           3,593           2,594           1,931          1,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.54          $17.64           N/A             N/A            N/A
    End of period                          $9.03           $17.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     60,540          54,773           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                    $14.18          $13.07          $11.90         $11.06          $10.47
    End of period                          $7.95           $14.18          $13.07         $11.90          $11.06
  Accumulation units outstanding
  at the end of period                     3,693           10,093          7,276           2,822          2,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $14.70          $14.12          $12.32         $11.06          $9.58
    End of period                          $8.52           $14.70          $14.12         $12.32          $11.06
  Accumulation units outstanding
  at the end of period                     5,346           8,560           6,935           2,474           273

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1788)

  Accumulation unit value:
    Beginning of period                    $8.27            N/A             N/A             N/A            N/A
    End of period                          $4.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,490            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1788)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,122            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(595)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.55          $13.37         $13.34          $12.84
    End of period                          $14.13          $14.37          $13.55         $13.37          $13.34
  Accumulation units outstanding
  at the end of period                     9,503           7,044           6,314           5,578          5,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(683)

  Accumulation unit value:
    Beginning of period                    $13.05          $13.47          $12.44         $12.49          $12.24
    End of period                          $8.85           $13.05          $13.47         $12.44          $12.49
  Accumulation units outstanding
  at the end of period                     3,260           3,656           2,136            712            403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1019)

  Accumulation unit value:
    Beginning of period                    $19.55          $21.15          $19.66           N/A            N/A
    End of period                          $10.11          $19.55          $21.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      491             435             423             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1918)

  Accumulation unit value:
    Beginning of period                    $8.32            N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      357             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1918)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.45            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,258            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.58          $12.88         $12.12          $11.15
    End of period                          $9.29           $15.59          $14.58         $12.88          $12.12
  Accumulation units outstanding
  at the end of period                     92,047          95,244         101,301         25,961          8,748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.06          $10.46         $10.30          $9.96
    End of period                          $9.72           $11.51          $11.06         $10.46          $10.30
  Accumulation units outstanding
  at the end of period                     10,600          11,365          2,123           2,132            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(683)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.52          $12.99         $12.34          $11.27
    End of period                          $9.79           $15.46          $14.52         $12.99          $12.34
  Accumulation units outstanding
  at the end of period                     23,048          22,270          34,711          5,099           265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(843)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.82          $10.94         $10.42           N/A
    End of period                          $9.62           $12.47          $11.82         $10.94           N/A
  Accumulation units outstanding
  at the end of period                      336              55              35              9             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(595)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.80          $12.56         $12.05          $11.32
    End of period                          $10.43          $14.69          $13.80         $12.56          $12.05
  Accumulation units outstanding
  at the end of period                     20,542          25,435          17,439          9,604          8,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1058)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.79          $10.24           N/A            N/A
    End of period                          $7.90           $11.54          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1064)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.91          $10.49           N/A            N/A
    End of period                          $7.64           $11.70          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020
Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1197)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.98          $10.81           N/A            N/A
    End of period                          $7.46           $11.84          $10.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,671             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.53          $9.84            N/A            N/A
    End of period                          $8.84           $11.03          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(603)

  Accumulation unit value:
    Beginning of period                    $26.10          $24.79          $22.27         $21.59          $20.11
    End of period                          $20.27          $26.10          $24.79         $22.27          $21.59
  Accumulation units outstanding
  at the end of period                     3,458           2,237            625             606            118

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(612)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.81          $11.54         $11.47          $11.52
    End of period                          $12.13          $12.12          $11.81         $11.54          $11.47
  Accumulation units outstanding
  at the end of period                      204              84              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                    $21.47          $20.33          $17.16         $16.20          $14.84
    End of period                          $14.02          $21.47          $20.33         $17.16          $16.20
  Accumulation units outstanding
  at the end of period                     3,415           3,202            440             296            422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $30.18          $27.98          $25.12         $24.17          $22.52
    End of period                          $16.89          $30.18          $27.98         $25.12          $24.17
  Accumulation units outstanding
  at the end of period                     1,807           1,961           1,589            916            515

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(622)

  Accumulation unit value:
    Beginning of period                    $42.12          $36.69          $35.07         $31.38          $27.72
    End of period                          $24.49          $42.12          $36.69         $35.07          $31.38
  Accumulation units outstanding
  at the end of period                     3,545           4,583           4,094           1,336            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(622)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.47          $15.66          $13.32         $12.81          $11.64
    End of period                          $9.02           $15.47          $15.66         $13.32          $12.81
  Accumulation units outstanding
  at the end of period                     1,162           1,031           1,110            787            694

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.95%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(834)

  Accumulation unit value:
    Beginning of period                    $12.54          $15.19          $11.47         $10.48           N/A
    End of period                          $7.83           $12.54          $15.19         $11.47           N/A
  Accumulation units outstanding
  at the end of period                      437             419             448             482            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(834)

  Accumulation unit value:
    Beginning of period                    $15.83          $14.85          $12.48         $11.08           N/A
    End of period                          $9.08           $15.83          $14.85         $12.48           N/A
  Accumulation units outstanding
  at the end of period                      789             782             809             912            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(834)

  Accumulation unit value:
    Beginning of period                    $24.73          $23.22          $22.86         $21.31           N/A
    End of period                          $14.20          $24.73          $23.22         $22.86           N/A
  Accumulation units outstanding
  at the end of period                     1,002           1,002            989             949            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(834)

  Accumulation unit value:
    Beginning of period                    $13.72          $15.17          $13.37         $12.56           N/A
    End of period                          $8.18           $13.72          $15.17         $13.37           N/A
  Accumulation units outstanding
  at the end of period                      452             389             392             402            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.47          $11.68         $10.87          $10.68
    End of period                          $7.40           $13.27          $13.47         $11.68          $10.87
  Accumulation units outstanding
  at the end of period                     5,973           9,006           6,452           6,772          1,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.62          $10.00           N/A            N/A
    End of period                          $6.13           $11.71          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,377           1,466           1,500            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                    $32.77          $24.95          $24.60           N/A            N/A
    End of period                          $19.77          $32.77          $24.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      560             596             610             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                    $6.19           $5.57           $5.38            N/A            N/A
    End of period                          $3.40           $6.19           $5.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,559           2,724           2,788            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.05          $17.16           N/A             N/A            N/A
    End of period                          $8.70           $17.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,204           2,347            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.81          $11.77         $11.41           N/A
    End of period                          $7.65           $13.78          $12.81         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     2,966           3,158           3,232           3,285           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.43          $12.40           N/A            N/A
    End of period                          $7.96           $13.87          $13.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,820           1,938           1,983            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(834)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.54          $12.48         $12.62           N/A
    End of period                          $12.84          $13.18          $12.54         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     1,760           1,982           1,771           1,602           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(834)

  Accumulation unit value:
    Beginning of period                    $11.96          $12.46          $11.61         $11.22           N/A
    End of period                          $8.04           $11.96          $12.46         $11.61           N/A
  Accumulation units outstanding
  at the end of period                      497             480             461             451            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.45          $12.13         $11.63          $10.75
    End of period                          $8.91           $14.19          $13.45         $12.13          $11.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.78          $11.73         $11.36          $10.92
    End of period                          $9.49           $13.48          $12.78         $11.73          $11.36
  Accumulation units outstanding
  at the end of period                     1,375           3,072           5,289           5,539          5,616

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                    $20.50          $19.58          $16.68         $16.36           N/A
    End of period                          $13.27          $20.50          $19.58         $16.68           N/A
  Accumulation units outstanding
  at the end of period                      690             735             752             764            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(834)

  Accumulation unit value:
    Beginning of period                    $37.69          $33.12          $31.94         $28.12           N/A
    End of period                          $21.72          $37.69          $33.12         $31.94           N/A
  Accumulation units outstanding
  at the end of period                      481             497             513             539            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(834)

  Accumulation unit value:
    Beginning of period                    $14.46          $14.77          $12.67         $12.09           N/A
    End of period                          $8.36           $14.46          $14.77         $12.67           N/A
  Accumulation units outstanding
  at the end of period                     2,616           2,518           2,646           2,685           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1198)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.41          $14.77           N/A            N/A
    End of period                          $8.07           $12.82          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              464             490             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.15            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,583            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(901)

  Accumulation unit value:
    Beginning of period                    $18.79          $17.94          $17.50         $17.55           N/A
    End of period                          $17.45          $18.79          $17.94         $17.50           N/A
  Accumulation units outstanding
  at the end of period                     1,895           1,569           1,639           1,710           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $11.57           N/A             N/A             N/A            N/A
    End of period                          $11.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      309             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                    $9.58            N/A             N/A             N/A            N/A
    End of period                          $8.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      367             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.07          $11.58           N/A            N/A
    End of period                          $7.28           $11.48          $12.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,384           3,524           4,516            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(854)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.02          $10.86         $10.97           N/A
    End of period                          $11.66          $11.48          $11.02         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     9,277           12,643          17,111         16,309           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.99           N/A             N/A            N/A
    End of period                          $5.13           $10.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,856           1,560            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(854)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.18          $14.78         $13.13           N/A
    End of period                          $10.98          $19.65          $18.18         $14.78           N/A
  Accumulation units outstanding
  at the end of period                     1,590           1,921           3,581           3,733           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(854)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.73          $11.80         $10.89          $10.70
    End of period                          $7.67           $13.64          $13.73         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                    103,351         108,356          96,461         19,128          2,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.16           N/A             N/A            N/A
    End of period                          $7.18           $12.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      592             652             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(971)

  Accumulation unit value:
    Beginning of period                    $35.22          $26.59          $22.48         $23.46           N/A
    End of period                          $21.43          $35.22          $26.59         $22.48           N/A
  Accumulation units outstanding
  at the end of period                       -              199              -              36             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(971)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.84          $13.82         $13.05           N/A
    End of period                          $9.54           $15.61          $14.84         $13.82           N/A
  Accumulation units outstanding
  at the end of period                     2,790           3,525           4,927           4,866           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.86          $10.52         $10.29           N/A
    End of period                          $7.44           $12.18          $11.86         $10.52           N/A
  Accumulation units outstanding
  at the end of period                     3,621           3,182           4,914           4,883           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.82          $20.00           N/A             N/A            N/A
    End of period                          $10.46          $17.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,404           3,495            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(853)

  Accumulation unit value:
    Beginning of period                    $14.53          $15.16          $13.18         $12.63           N/A
    End of period                          $9.26           $14.53          $15.16         $13.18           N/A
  Accumulation units outstanding
  at the end of period                     2,957           3,722           4,937           4,954           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.62           N/A             N/A            N/A
    End of period                          $9.02           $17.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      471             466             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(848)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.06          $11.89         $11.04           N/A
    End of period                          $7.93           $14.16          $13.06         $11.89           N/A
  Accumulation units outstanding
  at the end of period                      536             577             612             624            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.52          $13.34         $13.33           N/A
    End of period                          $14.08          $14.33          $13.52         $13.34           N/A
  Accumulation units outstanding
  at the end of period                     7,368           4,333           4,457           4,580           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(901)

  Accumulation unit value:
    Beginning of period                    $19.47          $21.07          $19.04         $18.70           N/A
    End of period                          $10.07          $19.47          $21.07         $19.04           N/A
  Accumulation units outstanding
  at the end of period                     1,399           1,472           1,538           1,605           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(901)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.05          $10.46         $10.35           N/A
    End of period                          $9.71           $11.50          $11.05         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     6,317           6,647           6,944           7,245           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.66          $10.78         $10.34           N/A
    End of period                          $9.48           $12.29          $11.66         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     40,586          40,910          41,201         41,497           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.77          $12.53         $12.03          $11.21
    End of period                          $10.40          $14.64          $13.77         $12.53          $12.03
  Accumulation units outstanding
  at the end of period                     6,465           24,037          25,279         40,156          9,302

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $10.75           N/A
    End of period                          $11.21           N/A
  Accumulation units outstanding
  at the end of period                     9,302            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(511)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.77          $11.50         $11.44          $11.57
    End of period                          $12.08          $12.07          $11.77         $11.50          $11.44
  Accumulation units outstanding
  at the end of period                     26,961          9,152           9,152           9,152          9,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(511)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(901)

  Accumulation unit value:
    Beginning of period                    $30.06          $27.88          $25.04         $23.95           N/A
    End of period                          $16.82          $30.06          $27.88         $25.04           N/A
  Accumulation units outstanding
  at the end of period                     1,092           1,149           1,200           1,252           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(759)

  Accumulation unit value:
    Beginning of period                    $41.96          $36.56          $34.96         $30.39           N/A
    End of period                          $24.39          $41.96          $36.56         $34.96           N/A
  Accumulation units outstanding
  at the end of period                     1,462           1,501           1,522           1,542           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(759)

  Accumulation unit value:
    Beginning of period                    $15.43          $15.63          $13.30         $12.63           N/A
    End of period                          $9.00           $15.43          $15.63         $13.30           N/A
  Accumulation units outstanding
  at the end of period                     4,485           4,591           4,687           4,783           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.12%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1163)

  Accumulation unit value:
    Beginning of period                    $12.82          $15.40          $14.12           N/A            N/A
    End of period                          $8.07           $12.82          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,745            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(996)

  Accumulation unit value:
    Beginning of period                    $17.58          $16.36          $14.12           N/A            N/A
    End of period                          $10.17          $17.58          $16.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,718            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(996)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(713)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.53          $10.63          $9.86          $9.65
    End of period                          $8.55           $12.18          $11.53         $10.63          $9.86
  Accumulation units outstanding
  at the end of period                     1,627           5,554           1,100           1,100          1,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.16           N/A             N/A             N/A            N/A
    End of period                          $15.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,025            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(721)

  Accumulation unit value:
    Beginning of period                    $27.47          $25.57          $24.97         $24.36          $23.96
    End of period                          $15.90          $27.47          $25.57         $24.97          $24.36
  Accumulation units outstanding
  at the end of period                     1,217           1,217           1,545           2,965           468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.97           N/A             N/A             N/A            N/A
    End of period                          $6.50            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,961            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $17.75          $18.03          $16.39         $16.19          $14.47
    End of period                          $10.59          $17.75          $18.03         $16.39          $16.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(610)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.76          $18.51         $18.44          $16.71
    End of period                          $14.43          $23.88          $21.76         $18.51          $18.44
  Accumulation units outstanding
  at the end of period                     1,600           1,907           2,652           4,354          6,142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.43           N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,385           5,813            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.50           N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,389            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(668)

  Accumulation unit value:
    Beginning of period                    $18.75          $17.90          $17.47         $17.38          $16.98
    End of period                          $17.41          $18.75          $17.90         $17.47          $17.38
  Accumulation units outstanding
  at the end of period                      156             152             152             152            152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(610)

  Accumulation unit value:
    Beginning of period                    $16.38          $14.94          $11.57          $9.96          $8.64
    End of period                          $8.90           $16.38          $14.94         $11.57          $9.96
  Accumulation units outstanding
  at the end of period                     1,091           8,624           15,084          9,402          11,690

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(668)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.73          $14.57         $14.54          $14.51
    End of period                          $16.00          $15.34          $14.73         $14.57          $14.54
  Accumulation units outstanding
  at the end of period                      410             409             409             409            410

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.98          $10.84          $9.48            N/A            N/A
    End of period                          $6.84           $13.98          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,870             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(668)

  Accumulation unit value:
    Beginning of period                    $18.70          $19.61          $17.49         $16.41          $14.42
    End of period                          $11.17          $18.70          $19.61         $17.49          $16.41
  Accumulation units outstanding
  at the end of period                      793             799             774             775            775

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(695)

  Accumulation unit value:
    Beginning of period                    $14.89          $16.32          $14.27         $13.93          $12.68
    End of period                          $8.95           $14.89          $16.32         $14.27          $13.93
  Accumulation units outstanding
  at the end of period                      647             647             616             616            617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.47          $12.05          $11.57           N/A            N/A
    End of period                          $7.27           $11.47          $12.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,577          11,834          22,470           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(509)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.01          $10.85         $10.88          $10.79
    End of period                          $11.64          $11.47          $11.01         $10.85          $10.88
  Accumulation units outstanding
  at the end of period                      992            1,119           1,056           1,005           883

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                    $5.90           $5.78           $5.58            N/A            N/A
    End of period                          $3.49           $5.90           $5.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             14,903          2,418            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.99           N/A             N/A            N/A
    End of period                          $5.13           $10.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,236            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.39          $10.94         $10.39          $10.18
    End of period                          $9.01           $11.99          $11.39         $10.94          $10.39
  Accumulation units outstanding
  at the end of period                       -             1,059           8,330           8,330          8,617

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(509)

  Accumulation unit value:
    Beginning of period                    $19.62          $18.16          $14.77         $13.31          $11.48
    End of period                          $10.97          $19.62          $18.16         $14.77          $13.31
  Accumulation units outstanding
  at the end of period                      908             867            5,941           1,016           990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.73          $11.80         $10.90           N/A
    End of period                          $7.67           $13.63          $13.73         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     43,183          45,493            -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $35.18          $26.56          $22.46         $16.77          $17.30
    End of period                          $21.40          $35.18          $26.56         $22.46          $16.77
  Accumulation units outstanding
  at the end of period                     1,259            405             405             729            636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(509)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.83          $13.81         $12.59          $11.20
    End of period                          $9.53           $15.60          $14.83         $13.81          $12.59
  Accumulation units outstanding
  at the end of period                     1,014           1,024           7,006           6,990          7,397

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(509)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.85          $10.52         $10.29          $9.66
    End of period                          $7.43           $12.17          $11.85         $10.52          $10.29
  Accumulation units outstanding
  at the end of period                     3,742           3,889           4,068           4,226          11,929

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.79          $19.97           N/A             N/A            N/A
    End of period                          $10.44          $17.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,761           6,895            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(509)

  Accumulation unit value:
    Beginning of period                    $14.52          $15.15          $13.17         $12.91          $11.34
    End of period                          $9.25           $14.52          $15.15         $13.17          $12.91
  Accumulation units outstanding
  at the end of period                     1,069           1,076           1,927           1,908          1,904

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $6.64           $5.92           $5.53           $5.52          $5.45
    End of period                          $3.68           $6.64           $5.92           $5.53          $5.52
  Accumulation units outstanding
  at the end of period                      595             848             849             849            850

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $16.26           N/A             N/A             N/A            N/A
    End of period                          $9.01            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      472             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(610)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.08          $12.30         $11.04          $9.68
    End of period                          $8.48           $14.66          $14.08         $12.30          $11.04
  Accumulation units outstanding
  at the end of period                      525            1,436           6,279           3,129          8,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.46           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,154           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(668)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.50          $13.32         $13.30          $13.25
    End of period                          $14.06          $14.30          $13.50         $13.32          $13.30
  Accumulation units outstanding
  at the end of period                     4,152            195             195             195            195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.99          $13.42          $12.40         $12.46          $12.13
    End of period                          $8.81           $12.99          $13.42         $12.40          $12.46
  Accumulation units outstanding
  at the end of period                      623             589             589            6,866          6,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $19.42          $21.02          $19.00         $18.50          $18.09
    End of period                          $10.04          $19.42          $21.02         $19.00          $18.50
  Accumulation units outstanding
  at the end of period                      185             185             185             185            185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(630)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.52          $12.83         $12.08          $10.78
    End of period                          $9.24           $15.51          $14.52         $12.83          $12.08
  Accumulation units outstanding
  at the end of period                     29,032          32,210          35,359         39,663          41,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(587)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.46          $12.94         $12.30          $11.25
    End of period                          $9.74           $15.39          $14.46         $12.94          $12.30
  Accumulation units outstanding
  at the end of period                     44,010          63,394          63,645         63,219          74,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(895)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.65          $10.78         $10.55           N/A
    End of period                          $9.47           $12.29          $11.65         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     23,952          23,952          23,952         23,952           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(895)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.74          $12.51         $12.01          $11.11
    End of period                          $10.37          $14.62          $13.74         $12.51          $12.01
  Accumulation units outstanding
  at the end of period                     13,094          16,095          7,546           7,936          8,365

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                    $25.94          $24.65          $22.15         $21.48          $19.74
    End of period                          $20.13          $25.94          $24.65         $22.15          $21.48
  Accumulation units outstanding
  at the end of period                      952             412             412             413           2,450

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(610)

  Accumulation unit value:
    Beginning of period                    $21.41          $20.28          $17.13         $16.18          $14.85
    End of period                          $13.97          $21.41          $20.28         $17.13          $16.18
  Accumulation units outstanding
  at the end of period                      966            4,949           1,974           1,833          3,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(610)

  Accumulation unit value:
    Beginning of period                    $41.86          $36.48          $34.89         $31.23          $28.43
    End of period                          $24.32          $41.86          $36.48         $34.89          $31.23
  Accumulation units outstanding
  at the end of period                     2,268           1,990           2,314           2,064          2,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(610)

  Accumulation unit value:
    Beginning of period                    $15.41          $15.61          $13.28         $12.78          $11.67
    End of period                          $8.98           $15.41          $15.61         $13.28          $12.78
  Accumulation units outstanding
  at the end of period                      323             332             742             742           2,990

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.145%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $17.52          $16.31          $13.59         $12.55          $11.02
    End of period                          $10.13          $17.52          $16.31         $13.59          $12.55
  Accumulation units outstanding
  at the end of period                     7,202           2,375           1,110            142            142

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $9.01            N/A
    End of period                          $11.02           N/A
  Accumulation units outstanding
  at the end of period                      142             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.86          $12.37         $11.65          $11.14
    End of period                          $8.91           $15.10          $13.86         $12.37          $11.65
  Accumulation units outstanding
  at the end of period                       -              193             193             193            193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                    $8.76            N/A
    End of period                          $11.14           N/A
  Accumulation units outstanding
  at the end of period                      193             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(357)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.61          $9.85          $9.19
    End of period                          $8.53           $12.16          $11.51         $10.61          $9.85
  Accumulation units outstanding
  at the end of period                       -             1,725           3,675           6,526          6,129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(357)

  Accumulation unit value:
    Beginning of period                    $8.72            N/A
    End of period                          $9.19            N/A
  Accumulation units outstanding
  at the end of period                     6,125            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $13.44           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,309            382             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $17.70          $17.98          $16.35         $16.16          $15.53
    End of period                          $10.56          $17.70          $17.98         $16.35          $16.16
  Accumulation units outstanding
  at the end of period                       -               -               -             1,493          1,493

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $13.96           N/A
    End of period                          $15.53           N/A
  Accumulation units outstanding
  at the end of period                     1,492            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(343)

  Accumulation unit value:
    Beginning of period                    $23.81          $21.70          $18.46         $18.40          $15.82
    End of period                          $14.38          $23.81          $21.70         $18.46          $18.40
  Accumulation units outstanding
  at the end of period                       -             1,409           1,478           1,640          1,705

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(343)

  Accumulation unit value:
    Beginning of period                    $13.11           N/A
    End of period                          $15.82           N/A
  Accumulation units outstanding
  at the end of period                     1,744            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.89           $10.43           N/A             N/A            N/A
    End of period                          $6.18           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             25,602           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $10.21           N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      461            6,200           6,108            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.47           N/A             N/A            N/A
    End of period                          $5.97           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,115            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(333)

  Accumulation unit value:
    Beginning of period                    $18.69          $17.85          $17.42         $17.34          $16.57
    End of period                          $17.35          $18.69          $17.85         $17.42          $17.34
  Accumulation units outstanding
  at the end of period                      739            1,779           2,466           2,511          8,961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(333)

  Accumulation unit value:
    Beginning of period                    $16.21           N/A
    End of period                          $16.57           N/A
  Accumulation units outstanding
  at the end of period                     7,691            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.72          $11.23         $11.24           N/A
    End of period                          $8.00           $12.80          $12.72         $11.23           N/A
  Accumulation units outstanding
  at the end of period                      417             417             417             417            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(753)

  Accumulation unit value:
    Beginning of period                    $16.34          $14.91          $11.54          $9.65           N/A
    End of period                          $8.88           $16.34          $14.91         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     7,503           2,029           2,870           1,048           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $23.55          $23.87           N/A             N/A            N/A
    End of period                          $12.80          $23.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              112             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(370)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.69          $14.53         $14.50          $14.27
    End of period                          $15.94          $15.29          $14.69         $14.53          $14.50
  Accumulation units outstanding
  at the end of period                     8,431           8,431           6,032           6,032            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(370)

  Accumulation unit value:
    Beginning of period                    $14.43           N/A
    End of period                          $14.27           N/A
  Accumulation units outstanding
  at the end of period                     5,255            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.95           N/A             N/A             N/A            N/A
    End of period                          $6.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,787            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(334)

  Accumulation unit value:
    Beginning of period                    $18.65          $19.57          $17.45         $16.38          $13.42
    End of period                          $11.14          $18.65          $19.57         $17.45          $16.38
  Accumulation units outstanding
  at the end of period                       -              180             498             498            181

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(334)

  Accumulation unit value:
    Beginning of period                    $11.08           N/A
    End of period                          $13.42           N/A
  Accumulation units outstanding
  at the end of period                      181             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(334)

  Accumulation unit value:
    Beginning of period                    $14.85          $16.29          $14.25         $13.91          $12.31
    End of period                          $8.93           $14.85          $16.29         $14.25          $13.91
  Accumulation units outstanding
  at the end of period                      330            1,639           2,212           2,081          1,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(334)

  Accumulation unit value:
    Beginning of period                    $9.59            N/A
    End of period                          $12.31           N/A
  Accumulation units outstanding
  at the end of period                     1,517            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.34           N/A             N/A            N/A
    End of period                          $6.10           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             25,636           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.03          $11.55           N/A            N/A
    End of period                          $7.25           $11.44          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,178           1,276           1,237            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.84         $10.87          $10.86
    End of period                          $11.62          $11.45          $10.99         $10.84          $10.87
  Accumulation units outstanding
  at the end of period                       -              794             803             693             89

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                    $10.02          $11.11          $10.01         $10.11           N/A
    End of period                          $6.74           $10.02          $11.11         $10.01           N/A
  Accumulation units outstanding
  at the end of period                      464             464             464             464            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.35          $10.98           N/A             N/A            N/A
    End of period                          $5.13           $10.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,206            949             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(753)

  Accumulation unit value:
    Beginning of period                    $11.39          $14.08          $12.12         $11.17           N/A
    End of period                          $5.50           $11.39          $14.08         $12.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -              867             867            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(333)

  Accumulation unit value:
    Beginning of period                    $19.59          $18.14          $14.75         $13.30          $11.37
    End of period                          $10.95          $19.59          $18.14         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                     3,738           7,368           4,332           2,926          1,723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(333)

  Accumulation unit value:
    Beginning of period                    $8.75            N/A
    End of period                          $11.37           N/A
  Accumulation units outstanding
  at the end of period                     1,166            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.72          $11.80         $10.89          $10.70
    End of period                          $7.66           $13.62          $13.72         $11.80          $10.89
  Accumulation units outstanding
  at the end of period                     25,886          52,166          82,530         58,181          3,951

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.14           N/A             N/A            N/A
    End of period                          $7.17           $12.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      225             259             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(753)

  Accumulation unit value:
    Beginning of period                    $35.09          $26.50          $22.42         $16.96           N/A
    End of period                          $21.34          $35.09          $26.50         $22.42           N/A
  Accumulation units outstanding
  at the end of period                     1,550            248            1,139           1,113           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(753)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(357)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.81          $13.79         $12.58          $11.10
    End of period                          $9.51           $15.57          $14.81         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                      745            4,303           4,047           2,406          1,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(357)

  Accumulation unit value:
    Beginning of period                    $9.40            N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     1,072            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(334)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.83          $10.51         $10.28          $9.55
    End of period                          $7.41           $12.15          $11.83         $10.51          $10.28
  Accumulation units outstanding
  at the end of period                     2,123           11,026          25,000         23,058          20,941

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(334)

  Accumulation unit value:
    Beginning of period                    $8.06            N/A
    End of period                          $9.55            N/A
  Accumulation units outstanding
  at the end of period                     14,309           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.75          $19.93           N/A             N/A            N/A
    End of period                          $10.42          $17.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      360             449             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(357)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.13          $13.16         $12.90          $11.22
    End of period                          $9.23           $14.49          $15.13         $13.16          $12.90
  Accumulation units outstanding
  at the end of period                      275            4,366           4,065           2,424          1,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(357)

  Accumulation unit value:
    Beginning of period                    $9.14            N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                     1,076            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.60           N/A             N/A            N/A
    End of period                          $9.00           $17.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,383            117             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(843)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.05          $11.88         $11.01           N/A
    End of period                          $7.92           $14.14          $13.05         $11.88           N/A
  Accumulation units outstanding
  at the end of period                     1,449           1,575           1,545           1,390           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.06          $12.28         $11.03          $9.56
    End of period                          $8.47           $14.63          $14.06         $12.28          $11.03
  Accumulation units outstanding
  at the end of period                       -             1,013           1,054           1,125           840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $7.71            N/A
    End of period                          $9.56            N/A
  Accumulation units outstanding
  at the end of period                      873             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(343)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.46          $13.29         $13.27          $12.98
    End of period                          $14.02          $14.26          $13.46         $13.29          $13.27
  Accumulation units outstanding
  at the end of period                      836            9,249           24,736         20,676          23,065

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(343)

  Accumulation unit value:
    Beginning of period                    $13.19           N/A
    End of period                          $12.98           N/A
  Accumulation units outstanding
  at the end of period                     38,705           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $20.22          $22.27          $20.00         $19.54           N/A
    End of period                          $11.77          $20.22          $22.27         $20.00           N/A
  Accumulation units outstanding
  at the end of period                       -              177             177             185            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.96          $13.39          $12.38         $12.43          $12.11
    End of period                          $8.78           $12.96          $13.39         $12.38          $12.43
  Accumulation units outstanding
  at the end of period                       -             4,635           3,918           4,599          16,837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(843)

  Accumulation unit value:
    Beginning of period                    $19.36          $20.96          $18.95         $18.34           N/A
    End of period                          $10.00          $19.36          $20.96         $18.95           N/A
  Accumulation units outstanding
  at the end of period                      721             634             639             556            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             29,543           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(370)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.48          $12.80         $12.06          $10.94
    End of period                          $9.22           $15.47          $14.48         $12.80          $12.06
  Accumulation units outstanding
  at the end of period                     1,890           7,671           7,672           6,178          1,727

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(370)

  Accumulation unit value:
    Beginning of period                    $9.76            N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                     4,063            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(791)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.04          $10.45         $10.17           N/A
    End of period                          $9.69           $11.48          $11.04         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     11,592          31,342          16,228         16,228           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.43          $12.91         $12.28          $11.26
    End of period                          $9.71           $15.35          $14.43         $12.91          $12.28
  Accumulation units outstanding
  at the end of period                     3,162           19,882          43,233         45,450          43,928

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                    $9.78            N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                     50,743           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(943)

  Accumulation unit value:
    Beginning of period                    $12.28          $11.64          $10.78         $10.49           N/A
    End of period                          $9.46           $12.28          $11.64         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     36,104          27,487          1,761           1,836           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(319)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.71          $12.49         $11.99          $11.18
    End of period                          $10.35          $14.58          $13.71         $12.49          $11.99
  Accumulation units outstanding
  at the end of period                     16,585          68,454         100,447         79,861          32,754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(319)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                     29,948           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(361)

  Accumulation unit value:
    Beginning of period                    $25.85          $24.58          $22.09         $21.43          $19.75
    End of period                          $20.06          $25.85          $24.58         $22.09          $21.43
  Accumulation units outstanding
  at the end of period                      211            10,238          16,822         17,539          17,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(361)

  Accumulation unit value:
    Beginning of period                    $18.17           N/A
    End of period                          $19.75           N/A
  Accumulation units outstanding
  at the end of period                     17,863           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(367)

  Accumulation unit value:
    Beginning of period                    $29.89          $27.74          $24.92         $24.00          $22.32
    End of period                          $16.72          $29.89          $27.74         $24.92          $24.00
  Accumulation units outstanding
  at the end of period                       -              880            2,078           2,187          2,269

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(367)

  Accumulation unit value:
    Beginning of period                    $20.19           N/A
    End of period                          $22.32           N/A
  Accumulation units outstanding
  at the end of period                      743             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(370)

  Accumulation unit value:
    Beginning of period                    $41.73          $36.37          $34.80         $31.16          $26.97
    End of period                          $24.24          $41.73          $36.37         $34.80          $31.16
  Accumulation units outstanding
  at the end of period                       -              507              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(370)

  Accumulation unit value:
    Beginning of period                    $23.53           N/A
    End of period                          $26.97           N/A
  Accumulation units outstanding
  at the end of period                      926             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(343)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.58          $13.27         $12.77          $11.32
    End of period                          $8.96           $15.38          $15.58         $13.27          $12.77
  Accumulation units outstanding
  at the end of period                       -             2,295           2,401           2,726          2,833

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(343)

  Accumulation unit value:
    Beginning of period                    $9.86            N/A
    End of period                          $11.32           N/A
  Accumulation units outstanding
  at the end of period                     2,884            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1169)

  Accumulation unit value:
    Beginning of period                    $12.81          $15.40          $14.48           N/A            N/A
    End of period                          $8.06           $12.81          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,876           4,060            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.30          $13.59         $12.54          $11.01
    End of period                          $10.12          $17.51          $16.30         $13.59          $12.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $9.46            N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(357)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.85          $12.36         $11.65          $11.14
    End of period                          $8.91           $15.10          $13.85         $12.36          $11.65
  Accumulation units outstanding
  at the end of period                     1,950           2,103           2,225           2,362          2,362

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(357)

  Accumulation unit value:
    Beginning of period                    $9.45            N/A
    End of period                          $11.14           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(411)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.61          $9.85          $9.19
    End of period                          $8.53           $12.16          $11.51         $10.61          $9.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(411)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A
    End of period                          $9.19            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(544)

  Accumulation unit value:
    Beginning of period                    $27.36          $25.48          $24.89         $24.29          $22.94
    End of period                          $15.83          $27.36          $25.48         $24.89          $24.29
  Accumulation units outstanding
  at the end of period                      142             464             476             479            582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $12.72           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      503            3,677            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.97          $16.34         $16.15          $15.52
    End of period                          $10.55          $17.69          $17.97         $16.34          $16.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $14.34           N/A
    End of period                          $15.52           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $23.80          $21.69          $18.46         $18.39          $15.82
    End of period                          $14.37          $23.80          $21.69         $18.46          $18.39
  Accumulation units outstanding
  at the end of period                     1,608           1,727           1,821           1,930          1,930

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $15.01           N/A
    End of period                          $15.82           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(634)

  Accumulation unit value:
    Beginning of period                    $18.68          $17.84          $17.41         $17.33          $16.55
    End of period                          $17.33          $18.68          $17.84         $17.41          $17.33
  Accumulation units outstanding
  at the end of period                       -              722             761            1,471          2,682

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(441)

  Accumulation unit value:
    Beginning of period                    $16.33          $14.91          $11.54          $9.94          $8.29
    End of period                          $8.87           $16.33          $14.91         $11.54          $9.94
  Accumulation units outstanding
  at the end of period                      374            4,099           4,269           4,399          1,557

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(441)

  Accumulation unit value:
    Beginning of period                    $7.45            N/A
    End of period                          $8.29            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(406)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.68          $14.52         $14.50          $14.26
    End of period                          $15.93          $15.28          $14.68         $14.52          $14.50
  Accumulation units outstanding
  at the end of period                       -               -              907            1,757          3,126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(406)

  Accumulation unit value:
    Beginning of period                    $14.07           N/A
    End of period                          $14.26           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(357)

  Accumulation unit value:
    Beginning of period                    $18.64          $19.56          $17.45         $16.38          $13.42
    End of period                          $11.14          $18.64          $19.56         $17.45          $16.38
  Accumulation units outstanding
  at the end of period                     1,953           2,096           2,212           2,344          2,344

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(357)

  Accumulation unit value:
    Beginning of period                    $11.60           N/A
    End of period                          $13.42           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(406)

  Accumulation unit value:
    Beginning of period                    $14.85          $16.28          $14.24         $13.90          $12.31
    End of period                          $8.93           $14.85          $16.28         $14.24          $13.90
  Accumulation units outstanding
  at the end of period                      520            1,121           1,151           1,160          1,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(406)

  Accumulation unit value:
    Beginning of period                    $11.34           N/A
    End of period                          $12.31           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.78            N/A             N/A             N/A            N/A
    End of period                          $6.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      402             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.03          $11.54           N/A            N/A
    End of period                          $7.25           $11.44          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,776           5,633           16,362           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(882)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.84         $10.85           N/A
    End of period                          $11.62          $11.45          $10.99         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     2,509           3,180           3,055             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(544)

  Accumulation unit value:
    Beginning of period                    $9.45           $9.31           $8.14           $7.98          $7.29
    End of period                          $5.76           $9.45           $9.31           $8.14          $7.98
  Accumulation units outstanding
  at the end of period                      885            1,912           1,963           1,979          2,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.36          $10.92         $10.37          $9.61
    End of period                          $8.99           $11.96          $11.36         $10.92          $10.37
  Accumulation units outstanding
  at the end of period                       -             5,041           5,288           5,530          4,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(544)

  Accumulation unit value:
    Beginning of period                    $19.59          $18.13          $14.75         $13.30          $11.56
    End of period                          $10.94          $19.59          $18.13         $14.75          $13.30
  Accumulation units outstanding
  at the end of period                     2,751           4,092           4,380           1,109          1,325

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(807)

  Accumulation unit value:
    Beginning of period                    $13.62          $13.72          $11.79         $10.79           N/A
    End of period                          $7.66           $13.62          $13.72         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     49,433          75,058          1,306           1,308           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $6.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,755            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1333)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.35           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,336            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1333)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(544)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.80          $13.79         $12.58          $11.30
    End of period                          $9.51           $15.57          $14.80         $13.79          $12.58
  Accumulation units outstanding
  at the end of period                     3,118           7,528           7,873           5,721          5,572

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(406)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.83          $10.50         $10.28          $9.54
    End of period                          $7.41           $12.15          $11.83         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                     4,202           5,014           5,128           3,365          5,653

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(406)

  Accumulation unit value:
    Beginning of period                    $8.81            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.74          $19.93           N/A             N/A            N/A
    End of period                          $10.41          $17.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,628           4,754            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(547)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.12          $13.15         $12.89          $11.82
    End of period                          $9.23           $14.49          $15.12         $13.15          $12.89
  Accumulation units outstanding
  at the end of period                     2,926           3,615           2,646            337            556

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.59           N/A             N/A            N/A
    End of period                          $9.00           $17.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,175           3,413            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(544)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.06          $12.28         $11.03          $9.70
    End of period                          $8.47           $14.63          $14.06         $12.28          $11.03
  Accumulation units outstanding
  at the end of period                      333            1,097           1,127           1,134          1,382

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(377)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.46          $13.29         $13.27          $12.98
    End of period                          $14.01          $14.26          $13.46         $13.29          $13.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -             180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(377)

  Accumulation unit value:
    Beginning of period                    $12.78           N/A
    End of period                          $12.98           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.95          $13.38          $12.37         $12.43          $12.10
    End of period                          $8.78           $12.95          $13.38         $12.37          $12.43
  Accumulation units outstanding
  at the end of period                      275            5,333           5,574           5,792          5,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(465)

  Accumulation unit value:
    Beginning of period                    $19.35          $20.95          $18.94         $18.44          $17.17
    End of period                          $10.00          $19.35          $20.95         $18.94          $18.44
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(465)

  Accumulation unit value:
    Beginning of period                    $16.42           N/A
    End of period                          $17.17           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.48          $12.80         $12.05          $10.94
    End of period                          $9.21           $15.47          $14.48         $12.80          $12.05
  Accumulation units outstanding
  at the end of period                     4,756           5,431           30,293         30,303          31,198

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $9.89            N/A
    End of period                          $10.94           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(946)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.04          $10.45         $10.28           N/A
    End of period                          $9.69           $11.48          $11.04         $10.45           N/A
  Accumulation units outstanding
  at the end of period                       -             9,003           10,424         11,802           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(377)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.42          $12.91         $12.27          $11.26
    End of period                          $9.71           $15.34          $14.42         $12.91          $12.27
  Accumulation units outstanding
  at the end of period                     3,358           7,689           7,691           8,054          8,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(377)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.71          $12.48         $11.99          $11.18
    End of period                          $10.34          $14.57          $13.71         $12.48          $11.99
  Accumulation units outstanding
  at the end of period                      290             950             976             981           1,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $10.41           N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(377)

  Accumulation unit value:
    Beginning of period                    $25.84          $24.56          $22.08         $21.42          $19.74
    End of period                          $20.05          $25.84          $24.56         $22.08          $21.42
  Accumulation units outstanding
  at the end of period                      163            1,264           1,300           1,303          1,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(377)

  Accumulation unit value:
    Beginning of period                    $18.06           N/A
    End of period                          $19.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(406)

  Accumulation unit value:
    Beginning of period                    $21.38          $20.26          $17.12         $16.17          $14.39
    End of period                          $13.95          $21.38          $20.26         $17.12          $16.17
  Accumulation units outstanding
  at the end of period                     2,699           3,393           3,560           3,732          3,898

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(406)

  Accumulation unit value:
    Beginning of period                    $12.90           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(544)

  Accumulation unit value:
    Beginning of period                    $29.87          $27.72          $24.91         $23.99          $22.21
    End of period                          $16.71          $29.87          $27.72         $24.91          $23.99
  Accumulation units outstanding
  at the end of period                      286             936             493             495            603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(406)

  Accumulation unit value:
    Beginning of period                    $41.70          $36.35          $34.78         $31.14          $26.96
    End of period                          $24.22          $41.70          $36.35         $34.78          $31.14
  Accumulation units outstanding
  at the end of period                     1,740           2,140           2,252           2,368          2,456

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(406)

  Accumulation unit value:
    Beginning of period                    $25.21           N/A
    End of period                          $26.96           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(544)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.58          $13.26         $12.76          $11.23
    End of period                          $8.96           $15.38          $15.58         $13.26          $12.76
  Accumulation units outstanding
  at the end of period                      284             941             966             972           1,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(909)

  Accumulation unit value:
    Beginning of period                    $12.80          $15.39          $11.53         $11.31           N/A
    End of period                          $8.06           $12.80          $15.39         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     17,332          23,871          16,896          3,092           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(909)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(728)

  Accumulation unit value:
    Beginning of period                    $17.49          $16.28          $13.57         $12.53          $12.05
    End of period                          $10.11          $17.49          $16.28         $13.57          $12.53
  Accumulation units outstanding
  at the end of period                     7,772           6,532           6,348           3,105           714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(726)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.10          $11.46         $10.92          $10.89
    End of period                          $8.36           $13.70          $12.10         $11.46          $10.92
  Accumulation units outstanding
  at the end of period                     6,122           5,901           5,155           1,427           909

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(728)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.84          $12.35         $11.64          $11.44
    End of period                          $8.90           $15.09          $13.84         $12.35          $11.64
  Accumulation units outstanding
  at the end of period                     2,935           3,237           3,832            116            301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(747)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.48          $10.59          $9.66           N/A
    End of period                          $8.51           $12.13          $11.48         $10.59           N/A
  Accumulation units outstanding
  at the end of period                     25,141          22,585          13,252          4,122           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                    $28.15          $23.85          $21.51         $20.63           N/A
    End of period                          $15.85          $28.15          $23.85         $21.51           N/A
  Accumulation units outstanding
  at the end of period                     3,698           3,984            979            1,021           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.67            N/A             N/A             N/A            N/A
    End of period                          $4.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      570             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(801)

  Accumulation unit value:
    Beginning of period                    $27.33          $25.45          $24.86         $22.43           N/A
    End of period                          $15.81          $27.33          $25.45         $24.86           N/A
  Accumulation units outstanding
  at the end of period                     7,992           5,957           2,190            237            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.62          $10.27           N/A             N/A            N/A
    End of period                          $6.50           $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,074          35,283           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $6.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      373             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(747)

  Accumulation unit value:
    Beginning of period                    $17.67          $17.95          $16.33         $15.79           N/A
    End of period                          $10.54          $17.67          $17.95         $16.33           N/A
  Accumulation units outstanding
  at the end of period                     3,137           3,773           3,682            910            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(726)

  Accumulation unit value:
    Beginning of period                    $23.77          $21.67          $18.44         $18.38          $17.91
    End of period                          $14.35          $23.77          $21.67         $18.44          $18.38
  Accumulation units outstanding
  at the end of period                     2,306           2,445           1,905            767             70

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.32           N/A             N/A            N/A
    End of period                          $6.18           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     43,421          53,193           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.36           N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,095          12,830           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.82          $10.01           N/A            N/A
    End of period                          $7.42           $10.79          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,938          42,128          14,451           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.37           N/A             N/A            N/A
    End of period                          $5.96           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,510          10,422           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(942)

  Accumulation unit value:
    Beginning of period                    $11.50          $12.53          $10.87         $10.26           N/A
    End of period                          $7.53           $11.50          $12.53         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     12,149          13,483          9,647           1,113           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(719)

  Accumulation unit value:
    Beginning of period                    $18.65          $17.81          $17.39         $17.31          $17.21
    End of period                          $17.31          $18.65          $17.81         $17.39          $17.31
  Accumulation units outstanding
  at the end of period                     5,308           7,205           7,356           5,407           501

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1906)

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       38             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.79          $12.72          $11.23         $11.12           N/A
    End of period                          $8.00           $12.79          $12.72         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     14,848          11,118          8,149           2,370           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.42          $10.22           N/A             N/A            N/A
    End of period                          $9.59           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      203             357             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(771)

  Accumulation unit value:
    Beginning of period                    $16.32          $14.89          $11.53         $10.10           N/A
    End of period                          $8.86           $16.32          $14.89         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     21,367          18,931          16,116          8,359           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(771)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1006)

  Accumulation unit value:
    Beginning of period                    $23.50          $22.25          $21.26           N/A            N/A
    End of period                          $12.78          $23.50          $22.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,342           2,576           1,192            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(728)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.66          $14.51         $14.48          $14.48
    End of period                          $15.91          $15.26          $14.66         $14.51          $14.48
  Accumulation units outstanding
  at the end of period                     20,849          12,566          9,811           4,847           356

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                    $13.97          $10.83          $10.15           N/A            N/A
    End of period                          $6.83           $13.97          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,812          13,719          4,213            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(726)

  Accumulation unit value:
    Beginning of period                    $18.63          $19.54          $17.43         $16.37          $16.19
    End of period                          $11.13          $18.63          $19.54         $17.43          $16.37
  Accumulation units outstanding
  at the end of period                     10,297          13,553          5,528           4,876           652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(726)

  Accumulation unit value:
    Beginning of period                    $14.83          $16.27          $14.23         $13.89          $13.78
    End of period                          $8.92           $14.83          $16.27         $14.23          $13.89
  Accumulation units outstanding
  at the end of period                     5,802           10,184          8,862           1,699            91

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $6.60            N/A             N/A             N/A            N/A
    End of period                          $6.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      541             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.02          $11.54           N/A            N/A
    End of period                          $7.24           $11.43          $12.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,009          22,816          48,047           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(782)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.99          $10.83         $10.82           N/A
    End of period                          $11.61          $11.44          $10.99         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     6,717           8,826           6,416           3,379           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(909)

  Accumulation unit value:
    Beginning of period                    $5.88           $5.76           $4.33           $4.32           N/A
    End of period                          $3.47           $5.88           $5.76           $4.33           N/A
  Accumulation units outstanding
  at the end of period                     17,611          15,643          12,897          4,394           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(909)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(876)

  Accumulation unit value:
    Beginning of period                    $10.01          $11.10          $10.00         $10.41           N/A
    End of period                          $6.73           $10.01          $11.10         $10.00           N/A
  Accumulation units outstanding
  at the end of period                     7,042           1,271           1,337           1,274           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(876)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.98           N/A             N/A            N/A
    End of period                          $5.13           $10.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,289          35,433           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(773)

  Accumulation unit value:
    Beginning of period                    $9.45           $9.30           $8.14           $7.90           N/A
    End of period                          $5.75           $9.45           $9.30           $8.14           N/A
  Accumulation units outstanding
  at the end of period                     7,010           7,560           7,428            127            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(876)

  Accumulation unit value:
    Beginning of period                    $11.37          $14.06          $12.11         $11.65           N/A
    End of period                          $5.49           $11.37          $14.06         $12.11           N/A
  Accumulation units outstanding
  at the end of period                     10,163          3,985           5,578            634            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(876)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(807)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.35          $10.91         $10.52           N/A
    End of period                          $8.98           $11.95          $11.35         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     32,935          11,500          13,321          9,990           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $7.14            N/A             N/A             N/A            N/A
    End of period                          $6.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,714            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(948)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.12          $14.74         $13.95           N/A
    End of period                          $10.93          $19.58          $18.12         $14.74           N/A
  Accumulation units outstanding
  at the end of period                     11,939          14,130          9,550           1,492           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.71          $11.79         $10.89          $10.53
    End of period                          $7.65           $13.61          $13.71         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                    284,718         321,452         201,679         64,965          1,180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1156)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $9.87            N/A            N/A
    End of period                          $6.26           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,104          26,938           154             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.13           N/A             N/A            N/A
    End of period                          $7.16           $12.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,400          4,387            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1329)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.55           N/A             N/A            N/A
    End of period                          $6.09           $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,126          6,582            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1329)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(719)

  Accumulation unit value:
    Beginning of period                    $35.05          $26.47          $22.39         $16.73          $16.44
    End of period                          $21.31          $35.05          $26.47         $22.39          $16.73
  Accumulation units outstanding
  at the end of period                     24,939          17,922          13,868          6,039           141

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.88           N/A             N/A            N/A
    End of period                          $7.04           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      897            2,998            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(747)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.80          $13.79         $12.13           N/A
    End of period                          $9.51           $15.56          $14.80         $13.79           N/A
  Accumulation units outstanding
  at the end of period                     14,283          18,938          11,244          2,306           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(726)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.82          $10.50         $10.28          $10.23
    End of period                          $7.41           $12.14          $11.82         $10.50          $10.28
  Accumulation units outstanding
  at the end of period                     53,427          49,349          41,743         13,147           367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $8.80           $10.18           N/A             N/A            N/A
    End of period                          $6.01           $8.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,279          3,814            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.73          $19.91           N/A             N/A            N/A
    End of period                          $10.40          $17.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,833           4,111            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(782)

  Accumulation unit value:
    Beginning of period                    $14.48          $15.12          $13.15         $12.59           N/A
    End of period                          $9.22           $14.48          $15.12         $13.15           N/A
  Accumulation units outstanding
  at the end of period                     27,380          14,283          13,091          1,546           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(909)

  Accumulation unit value:
    Beginning of period                    $6.62           $5.91           $5.52           $5.48           N/A
    End of period                          $3.67           $6.62           $5.91           $5.52           N/A
  Accumulation units outstanding
  at the end of period                     18,473          20,517          11,575          3,270           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(909)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.59           N/A             N/A            N/A
    End of period                          $9.00           $17.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,995          76,119           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.04          $11.88         $11.06          $10.78
    End of period                          $7.91           $14.14          $13.04         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                     20,258          17,686          16,209         10,755          1,078

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                    $14.62          $14.05          $12.27         $11.02          $10.86
    End of period                          $8.46           $14.62          $14.05         $12.27          $11.02
  Accumulation units outstanding
  at the end of period                     33,261          33,630          28,693         10,741          1,213

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1832)

  Accumulation unit value:
    Beginning of period                    $7.93            N/A             N/A             N/A            N/A
    End of period                          $4.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,251            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1832)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1820)

  Accumulation unit value:
    Beginning of period                    $7.17            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,933            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.86          $10.69           N/A             N/A            N/A
    End of period                          $10.23          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,771           418             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(747)

  Accumulation unit value:
    Beginning of period                    $14.24          $13.44          $13.28         $13.26           N/A
    End of period                          $13.99          $14.24          $13.44         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     35,490          26,311          14,098         11,996           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $20.18          $22.61           N/A             N/A            N/A
    End of period                          $11.75          $20.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               66             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(719)

  Accumulation unit value:
    Beginning of period                    $12.93          $13.36          $12.35         $12.41          $12.33
    End of period                          $8.76           $12.93          $13.36         $12.35          $12.41
  Accumulation units outstanding
  at the end of period                     11,312          15,669          12,145          4,201           744

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $5.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      271             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      272             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division(1773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(747)

  Accumulation unit value:
    Beginning of period                    $19.30          $20.90          $18.89         $18.08           N/A
    End of period                          $9.97           $19.30          $20.90         $18.89           N/A
  Accumulation units outstanding
  at the end of period                     1,382           6,485           3,234            57             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                    $8.34            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      134             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.39            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,936           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $6.01            N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,181            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.07            N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,281            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(719)

  Accumulation unit value:
    Beginning of period                    $15.45          $14.47          $12.79         $12.05          $11.81
    End of period                          $9.20           $15.45          $14.47         $12.79          $12.05
  Accumulation units outstanding
  at the end of period                     34,370          34,325          33,597         16,148            14

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.03          $10.45         $10.26           N/A
    End of period                          $9.69           $11.48          $11.03         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     39,963          37,918          17,105         17,227           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(1185)

  Accumulation unit value:
    Beginning of period                    $15.33          $14.41          $13.97           N/A            N/A
    End of period                          $9.69           $15.33          $14.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,946          1,126           1,147            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(759)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.64          $10.77         $10.39           N/A
    End of period                          $9.46           $12.27          $11.64         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     15,385          13,752          12,891         13,048           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(782)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.69          $12.47         $11.98           N/A
    End of period                          $10.33          $14.56          $13.69         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     35,389          53,430          64,697         52,133           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(782)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1156)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.78          $10.16           N/A            N/A
    End of period                          $7.88           $11.52          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,335           1,346            454             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $6.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,733           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(747)

  Accumulation unit value:
    Beginning of period                    $25.78          $24.50          $22.03         $21.06           N/A
    End of period                          $20.00          $25.78          $24.50         $22.03           N/A
  Accumulation units outstanding
  at the end of period                     7,000           8,674           5,584           2,301           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.69          $11.43         $11.37          $11.38
    End of period                          $11.98          $11.98          $11.69         $11.43          $11.37
  Accumulation units outstanding
  at the end of period                     19,290          34,940          9,961           9,136          9,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(747)

  Accumulation unit value:
    Beginning of period                    $21.35          $20.23          $17.10         $15.86           N/A
    End of period                          $13.93          $21.35          $20.23         $17.10           N/A
  Accumulation units outstanding
  at the end of period                     14,488          6,352           4,382            896            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                    $29.85          $27.70          $24.89         $23.35           N/A
    End of period                          $16.69          $29.85          $27.70         $24.89           N/A
  Accumulation units outstanding
  at the end of period                     7,531           6,845           4,084           3,265           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(728)

  Accumulation unit value:
    Beginning of period                    $41.65          $36.31          $34.74         $31.11          $30.61
    End of period                          $24.19          $41.65          $36.31         $34.74          $31.11
  Accumulation units outstanding
  at the end of period                     8,946           13,757          5,988           3,212           169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                    $15.37          $15.58          $13.26         $12.42           N/A
    End of period                          $8.96           $15.37          $15.58         $13.26           N/A
  Accumulation units outstanding
  at the end of period                     24,625          21,722          15,839          4,077           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.17%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(956)

  Accumulation unit value:
    Beginning of period                    $12.80          $15.39          $11.53         $11.18           N/A
    End of period                          $8.05           $12.80          $15.39         $11.53           N/A
  Accumulation units outstanding
  at the end of period                      494             696             898             420            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                    $17.47          $16.26          $13.56         $12.26           N/A
    End of period                          $10.10          $17.47          $16.26         $13.56           N/A
  Accumulation units outstanding
  at the end of period                     15,103          7,626           9,686           5,137           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(712)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.09          $11.45         $10.91          $10.67
    End of period                          $8.35           $13.69          $12.09         $11.45          $10.91
  Accumulation units outstanding
  at the end of period                     2,413           2,335           2,566           2,228          1,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(739)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.84          $12.35         $11.19           N/A
    End of period                          $8.89           $15.08          $13.84         $12.35           N/A
  Accumulation units outstanding
  at the end of period                     1,181           1,243           2,118          11,306           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(712)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.49          $10.59          $9.83          $9.62
    End of period                          $8.51           $12.13          $11.49         $10.59          $9.83
  Accumulation units outstanding
  at the end of period                     24,047          31,113          18,970         15,165          2,518

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(905)

  Accumulation unit value:
    Beginning of period                    $28.13          $23.83          $21.49         $20.89           N/A
    End of period                          $15.83          $28.13          $23.83         $21.49           N/A
  Accumulation units outstanding
  at the end of period                     4,640           2,762           2,782           2,724           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(739)

  Accumulation unit value:
    Beginning of period                    $27.29          $25.42          $24.83         $23.63           N/A
    End of period                          $15.79          $27.29          $25.42         $24.83           N/A
  Accumulation units outstanding
  at the end of period                       90            4,926           5,507            486            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $12.56           N/A             N/A            N/A
    End of period                          $6.50           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,978           1,900            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(773)

  Accumulation unit value:
    Beginning of period                    $17.65          $17.93          $16.31         $15.77           N/A
    End of period                          $10.53          $17.65          $17.93         $16.31           N/A
  Accumulation units outstanding
  at the end of period                     1,073           1,048           1,075            793            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(759)

  Accumulation unit value:
    Beginning of period                    $23.74          $21.65          $18.42         $17.86           N/A
    End of period                          $14.34          $23.74          $21.65         $18.42           N/A
  Accumulation units outstanding
  at the end of period                      297             298              82             617            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.05           N/A             N/A            N/A
    End of period                          $6.18           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,606          18,178           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.36           N/A             N/A            N/A
    End of period                          $5.73           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,370           12,365           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1193)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $10.64           N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,271           7,686           2,471            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1193)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.37           N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,207           5,657            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(921)

  Accumulation unit value:
    Beginning of period                    $11.50          $12.52          $10.87         $10.67           N/A
    End of period                          $7.53           $11.50          $12.52         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      707             666             645             651            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(921)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(773)

  Accumulation unit value:
    Beginning of period                    $18.63          $17.79          $17.37         $17.35           N/A
    End of period                          $17.29          $18.63          $17.79         $17.37           N/A
  Accumulation units outstanding
  at the end of period                     12,987          18,037          16,800         12,762           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                    $12.83          $12.75          $11.24         $11.18           N/A
    End of period                          $8.02           $12.83          $12.75         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       25              25              25              2             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1184)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16          $10.12           N/A            N/A
    End of period                          $9.59           $10.42          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,785           2,060           2,159            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(759)

  Accumulation unit value:
    Beginning of period                    $16.30          $14.88          $11.52          $9.84           N/A
    End of period                          $8.85           $16.30          $14.88         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     20,925          19,890          16,257          5,676           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(940)

  Accumulation unit value:
    Beginning of period                    $23.49          $22.24          $20.28         $19.01           N/A
    End of period                          $12.77          $23.49          $22.24         $20.28           N/A
  Accumulation units outstanding
  at the end of period                      376             302             320             249            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(791)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.64          $14.49         $14.35           N/A
    End of period                          $15.89          $15.24          $14.64         $14.49           N/A
  Accumulation units outstanding
  at the end of period                      360             519            1,713           1,661           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.97          $10.83          $9.48            N/A            N/A
    End of period                          $6.83           $13.97          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,246            638             398             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(773)

  Accumulation unit value:
    Beginning of period                    $18.61          $19.53          $17.42         $16.04           N/A
    End of period                          $11.11          $18.61          $19.53         $17.42           N/A
  Accumulation units outstanding
  at the end of period                     2,033           2,085           2,794           2,887           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(773)

  Accumulation unit value:
    Beginning of period                    $14.82          $16.25          $14.22         $13.52           N/A
    End of period                          $8.91           $14.82          $16.25         $14.22           N/A
  Accumulation units outstanding
  at the end of period                     1,341           1,381           2,129           2,149           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $9.78           $10.34           N/A             N/A            N/A
    End of period                          $6.10           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,627          18,201           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.01          $11.53           N/A            N/A
    End of period                          $7.24           $11.42          $12.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,028          19,301          19,381           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(774)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.98          $10.83         $10.86           N/A
    End of period                          $11.60          $11.43          $10.98         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     3,257           4,842           5,118           5,293           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                    $5.88           $5.76           $5.56            N/A            N/A
    End of period                          $3.47           $5.88           $5.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,217           11,808           835             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                    $10.00          $11.09          $9.99          $10.46          $10.16
    End of period                          $6.72           $10.00          $11.09          $9.99          $10.46
  Accumulation units outstanding
  at the end of period                      756             809             768             809            795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.98           N/A             N/A            N/A
    End of period                          $5.12           $10.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,944           8,701            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                    $9.44           $9.30           $8.13           $7.64           N/A
    End of period                          $5.74           $9.44           $9.30           $8.13           N/A
  Accumulation units outstanding
  at the end of period                     2,785           3,088           3,290           3,459           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $11.36          $14.05          $12.10         $11.65          $11.26
    End of period                          $5.49           $11.36          $14.05         $12.10          $11.65
  Accumulation units outstanding
  at the end of period                     1,311           2,144           1,761           1,825           717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.34          $10.91         $10.36          $9.73
    End of period                          $8.97           $11.94          $11.34         $10.91          $10.36
  Accumulation units outstanding
  at the end of period                     10,976          11,094          9,972           5,356          1,243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(774)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.11          $14.74         $13.37           N/A
    End of period                          $10.93          $19.56          $18.11         $14.74           N/A
  Accumulation units outstanding
  at the end of period                     10,223          17,177          9,387           6,505           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.71          $11.79         $10.89          $9.78
    End of period                          $7.65           $13.61          $13.71         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                     88,635         108,879         139,709         112,469         24,064

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1155)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.68          $9.83            N/A            N/A
    End of period                          $6.26           $11.87          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,312            476             419             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1155)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.13           N/A             N/A            N/A
    End of period                          $7.16           $12.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      388             389             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $35.02          $26.45          $22.38         $16.72          $17.15
    End of period                          $21.29          $35.02          $26.45         $22.38          $16.72
  Accumulation units outstanding
  at the end of period                     8,775           6,347           6,365           4,993           235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.88           N/A             N/A            N/A
    End of period                          $7.03           $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,585           2,585            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(774)

  Accumulation unit value:
    Beginning of period                    $15.55          $14.79          $13.78         $12.52           N/A
    End of period                          $9.50           $15.55          $14.79         $13.78           N/A
  Accumulation units outstanding
  at the end of period                     3,200           4,593           4,599           4,648           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(774)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.82          $10.49         $10.16           N/A
    End of period                          $7.40           $12.13          $11.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     11,335          16,923          17,645         17,265           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.71          $19.90           N/A             N/A            N/A
    End of period                          $10.39          $17.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,174           3,046            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(774)

  Accumulation unit value:
    Beginning of period                    $14.47          $15.11          $13.14         $12.38           N/A
    End of period                          $9.21           $14.47          $15.11         $13.14           N/A
  Accumulation units outstanding
  at the end of period                     6,117           7,689           7,670           7,945           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $6.62           $5.90           $5.52           $5.50          $5.41
    End of period                          $3.66           $6.62           $5.90           $5.52          $5.50
  Accumulation units outstanding
  at the end of period                     5,944           5,563           4,420           2,094           747

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.58           N/A             N/A            N/A
    End of period                          $8.99           $17.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,173          24,476           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.04          $11.88         $10.42           N/A
    End of period                          $7.91           $14.13          $13.04         $11.88           N/A
  Accumulation units outstanding
  at the end of period                      972            5,683           21,797          1,472           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(712)

  Accumulation unit value:
    Beginning of period                    $14.61          $14.04          $12.27         $11.02          $10.54
    End of period                          $8.45           $14.61          $14.04         $12.27          $11.02
  Accumulation units outstanding
  at the end of period                     1,802           1,792           3,111           1,860           765

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $10.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,344           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(773)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.43          $13.27         $13.25           N/A
    End of period                          $13.98          $14.23          $13.43         $13.27           N/A
  Accumulation units outstanding
  at the end of period                     15,784          16,568          16,298          8,195           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(956)

  Accumulation unit value:
    Beginning of period                    $20.15          $22.21          $19.95         $19.79           N/A
    End of period                          $11.73          $20.15          $22.21         $19.95           N/A
  Accumulation units outstanding
  at the end of period                     2,433           2,434           2,464            235            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(956)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(773)

  Accumulation unit value:
    Beginning of period                    $12.92          $13.35          $12.34         $12.47           N/A
    End of period                          $8.75           $12.92          $13.35         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     5,239           5,631           6,740           6,524           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(1184)

  Accumulation unit value:
    Beginning of period                    $19.30          $20.90          $20.32           N/A            N/A
    End of period                          $9.97           $19.30          $20.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      946            1,026           1,076            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.85           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,151          20,964           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(697)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.45          $12.78         $12.04          $11.26
    End of period                          $9.19           $15.43          $14.45         $12.78          $12.04
  Accumulation units outstanding
  at the end of period                     44,801          48,981          49,806         50,930          13,029

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.03          $10.45         $10.35           N/A
    End of period                          $9.68           $11.47          $11.03         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     23,477          16,475          6,147           5,593           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(691)

  Accumulation unit value:
    Beginning of period                    $15.31          $14.40          $12.89         $12.26          $11.28
    End of period                          $9.68           $15.31          $14.40         $12.89          $12.26
  Accumulation units outstanding
  at the end of period                     91,438         114,375         131,266         122,594         9,987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.64          $10.77         $10.43           N/A
    End of period                          $9.45           $12.27          $11.64         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     23,367          30,337          31,870         31,948           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $14.54          $13.68          $12.46         $11.97          $11.51
    End of period                          $10.32          $14.54          $13.68         $12.46          $11.97
  Accumulation units outstanding
  at the end of period                    219,674         257,873         255,166         238,505         7,505

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(897)

  Accumulation unit value:
    Beginning of period                    $25.77          $24.50          $22.03         $21.64           N/A
    End of period                          $19.99          $25.77          $24.50         $22.03           N/A
  Accumulation units outstanding
  at the end of period                     2,956           2,867           2,910            899            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.68          $11.42         $11.36          $11.36
    End of period                          $11.97          $11.97          $11.68         $11.42          $11.36
  Accumulation units outstanding
  at the end of period                     27,368          17,006          16,596         22,608          13,776

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(759)

  Accumulation unit value:
    Beginning of period                    $21.36          $20.24          $17.10         $16.04           N/A
    End of period                          $13.93          $21.36          $20.24         $17.10           N/A
  Accumulation units outstanding
  at the end of period                     2,537           6,653           3,060           2,252           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(940)

  Accumulation unit value:
    Beginning of period                    $29.80          $27.66          $24.86         $23.48           N/A
    End of period                          $16.66          $29.80          $27.66         $24.86           N/A
  Accumulation units outstanding
  at the end of period                     2,808           2,765           2,698            709            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(739)

  Accumulation unit value:
    Beginning of period                    $41.59          $36.27          $34.70         $30.00           N/A
    End of period                          $24.16          $41.59          $36.27         $34.70           N/A
  Accumulation units outstanding
  at the end of period                     5,124           5,820           7,991           4,042           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(739)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(820)

  Accumulation unit value:
    Beginning of period                    $15.35          $15.56          $13.25         $12.32           N/A
    End of period                          $8.94           $15.35          $15.56         $13.25           N/A
  Accumulation units outstanding
  at the end of period                     4,682           4,587           4,659           1,482           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.195%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.41          $16.63           N/A             N/A            N/A
    End of period                          $10.06          $17.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,623            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(481)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.08          $11.44         $10.91          $10.14
    End of period                          $8.34           $13.67          $12.08         $11.44          $10.91
  Accumulation units outstanding
  at the end of period                       26              25              72             242            209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(481)

  Accumulation unit value:
    Beginning of period                    $9.98            N/A
    End of period                          $10.14           N/A
  Accumulation units outstanding
  at the end of period                      102             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.82          $12.34         $11.64          $11.13
    End of period                          $8.88           $15.06          $13.82         $12.34          $11.64
  Accumulation units outstanding
  at the end of period                       23              23             299             168             42

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(481)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.47          $10.58          $9.82          $9.18
    End of period                          $8.50           $12.11          $11.47         $10.58          $9.82
  Accumulation units outstanding
  at the end of period                       -               -               -             4,228           221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(481)

  Accumulation unit value:
    Beginning of period                    $9.10            N/A
    End of period                          $9.18            N/A
  Accumulation units outstanding
  at the end of period                      112             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $12.50           N/A             N/A            N/A
    End of period                          $6.50           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,440            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.68           N/A             N/A            N/A
    End of period                          $6.48           $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,470            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(481)

  Accumulation unit value:
    Beginning of period                    $17.60          $17.89          $16.27         $16.09          $15.47
    End of period                          $10.50          $17.60          $17.89         $16.27          $16.09
  Accumulation units outstanding
  at the end of period                       -               -               -              261            262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(481)

  Accumulation unit value:
    Beginning of period                    $15.28           N/A
    End of period                          $15.47           N/A
  Accumulation units outstanding
  at the end of period                      133             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(697)

  Accumulation unit value:
    Beginning of period                    $24.11          $21.99          $18.64         $18.38          $16.80
    End of period                          $14.56          $24.11          $21.99         $18.64          $18.38
  Accumulation units outstanding
  at the end of period                       -               -               -               3              3

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.16           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             39,829           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $10.15           N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,309            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.49          $12.84           N/A             N/A            N/A
    End of period                          $7.52           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              705             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(481)

  Accumulation unit value:
    Beginning of period                    $18.57          $17.74          $17.32         $17.26          $16.50
    End of period                          $17.23          $18.57          $17.74         $17.32          $17.26
  Accumulation units outstanding
  at the end of period                     1,769           1,833           1,840            122            123

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(481)

  Accumulation unit value:
    Beginning of period                    $16.48           N/A
    End of period                          $16.50           N/A
  Accumulation units outstanding
  at the end of period                       62             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1112)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.71          $11.28           N/A            N/A
    End of period                          $7.99           $12.78          $12.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $9.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      327             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(681)

  Accumulation unit value:
    Beginning of period                    $16.26          $14.84          $11.50          $9.92          $8.83
    End of period                          $8.83           $16.26          $14.84         $11.50          $9.92
  Accumulation units outstanding
  at the end of period                       24            2,359             72             47              10

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(681)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(539)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.60          $14.45         $14.43          $14.54
    End of period                          $15.83          $15.19          $14.60         $14.45          $14.43
  Accumulation units outstanding
  at the end of period                       -             1,613           1,813           1,887          1,818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(539)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.97          $11.05           N/A             N/A            N/A
    End of period                          $6.82           $13.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,262            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(481)

  Accumulation unit value:
    Beginning of period                    $18.56          $19.48          $17.38         $16.33          $13.38
    End of period                          $11.08          $18.56          $19.48         $17.38          $16.33
  Accumulation units outstanding
  at the end of period                       17             280             321             434            427

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(481)

  Accumulation unit value:
    Beginning of period                    $13.24           N/A
    End of period                          $13.38           N/A
  Accumulation units outstanding
  at the end of period                       46             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(481)

  Accumulation unit value:
    Beginning of period                    $14.78          $16.22          $14.19         $13.86          $12.28
    End of period                          $8.88           $14.78          $16.22         $14.19          $13.86
  Accumulation units outstanding
  at the end of period                       -              333             331             514            517

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(481)

  Accumulation unit value:
    Beginning of period                    $12.20           N/A
    End of period                          $12.28           N/A
  Accumulation units outstanding
  at the end of period                       67             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(585)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.97          $10.82         $10.86          $10.49
    End of period                          $11.58          $11.42          $10.97         $10.82          $10.86
  Accumulation units outstanding
  at the end of period                     7,463           9,336           9,638           6,828          7,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(514)

  Accumulation unit value:
    Beginning of period                    $9.98           $11.08          $9.98          $10.45          $9.94
    End of period                          $6.71           $9.98           $11.08          $9.98          $10.45
  Accumulation units outstanding
  at the end of period                      198             214             224             233            243

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(477)

  Accumulation unit value:
    Beginning of period                    $9.42           $9.28           $8.12           $7.96          $7.31
    End of period                          $5.73           $9.42           $9.28           $8.12          $7.96
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(477)

  Accumulation unit value:
    Beginning of period                    $7.09            N/A
    End of period                          $7.31            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.34          $14.03          $12.08         $11.64          $11.10
    End of period                          $5.48           $11.34          $14.03         $12.08          $11.64
  Accumulation units outstanding
  at the end of period                      178             192             200             209            217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.32          $10.89         $10.35          $10.78
    End of period                          $8.95           $11.91          $11.32         $10.89          $10.35
  Accumulation units outstanding
  at the end of period                      274             296             309             322            335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(585)

  Accumulation unit value:
    Beginning of period                    $19.54          $18.09          $14.73         $13.28          $11.19
    End of period                          $10.91          $19.54          $18.09         $14.73          $13.28
  Accumulation units outstanding
  at the end of period                     4,449           9,893           9,084           9,550          9,026

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.70          $11.79         $10.89          $10.53
    End of period                          $7.64           $13.60          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                      279           127,884          51,591          3,189          3,908

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $6.26            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,708           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                    $10.74           N/A             N/A             N/A            N/A
    End of period                          $7.15            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,622            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $34.95          $26.41          $22.35         $16.70          $13.39
    End of period                          $21.25          $34.95          $26.41         $22.35          $16.70
  Accumulation units outstanding
  at the end of period                      147             159             166            1,181           180

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.77          $13.76         $12.56          $10.99
    End of period                          $9.48           $15.53          $14.77         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                     4,552           10,427          9,403           8,887          6,686

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.90          $10.57         $10.35          $9.61
    End of period                          $7.45           $12.21          $11.90         $10.57          $10.35
  Accumulation units outstanding
  at the end of period                     5,529           15,200          14,035         13,418          10,933

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                    $9.08            N/A
    End of period                          $9.61            N/A
  Accumulation units outstanding
  at the end of period                     5,505            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $7.80            N/A             N/A             N/A            N/A
    End of period                          $6.01            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,744            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.68          $19.86           N/A             N/A            N/A
    End of period                          $10.36          $17.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       62              66             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(585)

  Accumulation unit value:
    Beginning of period                    $14.45          $15.09          $13.13         $12.88          $11.03
    End of period                          $9.20           $14.45          $15.09         $13.13          $12.88
  Accumulation units outstanding
  at the end of period                     4,567           10,515          9,468           8,952          6,699

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $6.60           $5.89           $5.51           $5.50          $5.79
    End of period                          $3.65           $6.60           $5.89           $5.51          $5.50
  Accumulation units outstanding
  at the end of period                      340             367             384             400            416

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(842)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.03          $11.88         $11.12           N/A
    End of period                          $7.90           $14.12          $13.03         $11.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             9,315           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.02          $12.25         $11.01          $9.54
    End of period                          $8.44           $14.58          $14.02         $12.25          $11.01
  Accumulation units outstanding
  at the end of period                       -             1,667           1,381           1,686          1,710

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $9.29            N/A
    End of period                          $9.54            N/A
  Accumulation units outstanding
  at the end of period                      110             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.37           N/A             N/A             N/A            N/A
    End of period                          $10.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      405             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.40          $13.24         $13.23          $12.95
    End of period                          $13.94          $14.19          $13.40         $13.24          $13.23
  Accumulation units outstanding
  at the end of period                     2,660           3,610           3,781           3,573          1,689

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $12.81           N/A
    End of period                          $12.95           N/A
  Accumulation units outstanding
  at the end of period                     1,911            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.89          $13.33          $12.33         $12.39          $12.07
    End of period                          $8.73           $12.89          $13.33         $12.33          $12.39
  Accumulation units outstanding
  at the end of period                     3,241           2,515           2,491            172            173

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.42          $12.75         $12.02          $10.91
    End of period                          $9.17           $15.40          $14.42         $12.75          $12.02
  Accumulation units outstanding
  at the end of period                       -             17,344          22,079         23,937            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A
    End of period                          $10.91           N/A
  Accumulation units outstanding
  at the end of period                      629             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.02          $10.45         $10.30          $9.94
    End of period                          $9.67           $11.46          $11.02         $10.45          $10.30
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.13          $12.65         $12.04          $11.04
    End of period                          $9.50           $15.02          $14.13         $12.65          $12.04
  Accumulation units outstanding
  at the end of period                       -             2,974           3,218           3,364          3,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $10.80           N/A
    End of period                          $11.04           N/A
  Accumulation units outstanding
  at the end of period                     3,990            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(1085)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.63          $10.90           N/A            N/A
    End of period                          $9.44           $12.26          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.65          $12.44         $11.95          $11.15
    End of period                          $10.29          $14.51          $13.65         $12.44          $11.95
  Accumulation units outstanding
  at the end of period                      346            1,777           1,935           1,951          2,204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     2,071            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                    $25.69          $24.43          $21.97         $21.33          $19.66
    End of period                          $19.92          $25.69          $24.43         $21.97          $21.33
  Accumulation units outstanding
  at the end of period                      459            1,758           1,926           2,916          1,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                    $18.94           N/A
    End of period                          $19.66           N/A
  Accumulation units outstanding
  at the end of period                      901             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.94           N/A             N/A             N/A            N/A
    End of period                          $11.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      289             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(481)

  Accumulation unit value:
    Beginning of period                    $21.33          $20.22          $17.09         $16.15          $14.39
    End of period                          $13.91          $21.33          $20.22         $17.09          $16.15
  Accumulation units outstanding
  at the end of period                      280             371             407             605            608

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(481)

  Accumulation unit value:
    Beginning of period                    $14.18           N/A
    End of period                          $14.39           N/A
  Accumulation units outstanding
  at the end of period                       72             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(477)

  Accumulation unit value:
    Beginning of period                    $29.71          $27.58          $24.79         $23.89          $22.22
    End of period                          $16.61          $29.71          $27.58         $24.79          $23.89
  Accumulation units outstanding
  at the end of period                       -               -               -              145            146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(477)

  Accumulation unit value:
    Beginning of period                    $21.46           N/A
    End of period                          $22.22           N/A
  Accumulation units outstanding
  at the end of period                     1,866            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $41.46          $36.16          $34.61         $31.01          $26.85
    End of period                          $24.07          $41.46          $36.16         $34.61          $31.01
  Accumulation units outstanding
  at the end of period                       -               -               -              45              45

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $25.87           N/A
    End of period                          $26.85           N/A
  Accumulation units outstanding
  at the end of period                       23             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(477)

  Accumulation unit value:
    Beginning of period                    $15.32          $15.53          $13.23         $12.74          $11.30
    End of period                          $8.92           $15.32          $15.53         $13.23          $12.74
  Accumulation units outstanding
  at the end of period                      358             474             521             915            920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(477)

  Accumulation unit value:
    Beginning of period                    $10.88           N/A
    End of period                          $11.30           N/A
  Accumulation units outstanding
  at the end of period                     2,551            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.38          $11.53         $11.23           N/A
    End of period                          $8.04           $12.79          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       92             511            1,095            501            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                    $17.40          $16.21          $14.94           N/A            N/A
    End of period                          $10.05          $17.40          $16.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              402             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.07          $11.98           N/A            N/A
    End of period                          $8.33           $13.67          $12.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,870           1,870           2,883            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.82          $13.70           N/A            N/A
    End of period                          $8.87           $15.05          $13.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      894             849            1,311            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(862)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.58          $9.95           N/A
    End of period                          $8.49           $12.10          $11.46         $10.58           N/A
  Accumulation units outstanding
  at the end of period                     1,063           2,415           2,480           2,515           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1143)

  Accumulation unit value:
    Beginning of period                    $28.02          $23.75          $21.82           N/A            N/A
    End of period                          $15.77          $28.02          $23.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       91              -              283             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $27.19          $25.33          $24.76         $24.18          $22.82
    End of period                          $15.73          $27.19          $25.33         $24.76          $24.18
  Accumulation units outstanding
  at the end of period                     1,153           1,095           1,529            305            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $11.53           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      437             531             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity
Division(1041)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.88          $16.88           N/A            N/A
    End of period                          $10.49          $17.59          $17.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,490           1,453           1,945            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                    $23.66          $21.58          $18.37         $18.31          $16.91
    End of period                          $14.28          $23.66          $21.58         $18.37          $18.31
  Accumulation units outstanding
  at the end of period                      143             144              -              201            170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.43           N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      688             623             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.78          $11.32           N/A             N/A            N/A
    End of period                          $7.41           $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,102            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $12.16           N/A            N/A
    End of period                          $7.52           $11.49          $12.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,054           1,112           1,427            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(817)

  Accumulation unit value:
    Beginning of period                    $18.56          $17.73          $17.31         $17.14           N/A
    End of period                          $17.22          $18.56          $17.73         $17.31           N/A
  Accumulation units outstanding
  at the end of period                       -              839             836             835            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.78          $12.71          $11.89           N/A            N/A
    End of period                          $7.99           $12.78          $12.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      987            2,849           1,400            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(698)

  Accumulation unit value:
    Beginning of period                    $16.25          $14.84          $11.49          $9.91          $9.22
    End of period                          $8.82           $16.25          $14.84         $11.49          $9.91
  Accumulation units outstanding
  at the end of period                     2,998           3,746           2,951            492            417

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(945)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.59          $14.44         $14.28           N/A
    End of period                          $15.89          $15.25          $14.59         $14.44           N/A
  Accumulation units outstanding
  at the end of period                     8,265           9,870             15             34             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1143)

  Accumulation unit value:
    Beginning of period                    $13.96          $10.83          $9.11            N/A            N/A
    End of period                          $6.82           $13.96          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              845            1,046            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(780)

  Accumulation unit value:
    Beginning of period                    $18.55          $19.48          $17.38         $16.43           N/A
    End of period                          $11.08          $18.55          $19.48         $17.38           N/A
  Accumulation units outstanding
  at the end of period                       59            3,373           4,622           4,638           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(862)

  Accumulation unit value:
    Beginning of period                    $14.77          $16.21          $14.18         $13.81           N/A
    End of period                          $8.88           $14.77          $16.21         $14.18           N/A
  Accumulation units outstanding
  at the end of period                      264             596             609             606            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.39          $11.98          $11.51           N/A            N/A
    End of period                          $7.22           $11.39          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,479           2,813           6,322            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.97          $10.81         $10.85          $10.84
    End of period                          $11.58          $11.41          $10.97         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                     9,622           26,325          18,349         18,152          2,684

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.75           $5.09            N/A            N/A
    End of period                          $3.46           $5.86           $5.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                      809             811            1,280            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.97           N/A             N/A            N/A
    End of period                          $5.12           $10.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,066           2,472            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1143)

  Accumulation unit value:
    Beginning of period                    $11.33          $14.02          $12.71           N/A            N/A
    End of period                          $5.47           $11.33          $14.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                      506              -              531             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.31          $10.88         $10.34          $9.84
    End of period                          $8.94           $11.90          $11.31         $10.88          $10.34
  Accumulation units outstanding
  at the end of period                      978            1,981           2,254             -             174

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(706)

  Accumulation unit value:
    Beginning of period                    $19.53          $18.09          $14.72         $13.28          $12.55
    End of period                          $10.90          $19.53          $18.09         $14.72          $13.28
  Accumulation units outstanding
  at the end of period                     6,334           22,547          23,656         18,937          2,936

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.79         $10.89          $10.35
    End of period                          $7.64           $13.59          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                     25,306          56,971          24,695         24,615           827

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.12           N/A             N/A            N/A
    End of period                          $7.15           $12.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,053           4,070            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $34.93          $26.39          $22.34         $16.69          $16.03
    End of period                          $21.23          $34.93          $26.39         $22.34          $16.69
  Accumulation units outstanding
  at the end of period                      681            1,372           1,590           1,235           160

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(706)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.77          $13.76         $12.56          $11.96
    End of period                          $9.48           $15.52          $14.77         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                     3,603           17,442          17,432         17,793          2,572

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(706)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $10.48         $10.27          $9.98
    End of period                          $7.39           $12.11          $11.80         $10.48          $10.27
  Accumulation units outstanding
  at the end of period                     9,566           28,732          25,119         25,236          5,433

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.67          $19.85           N/A             N/A            N/A
    End of period                          $10.36          $17.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      595            2,289            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(706)

  Accumulation unit value:
    Beginning of period                    $14.45          $15.09          $13.13         $12.87          $12.24
    End of period                          $9.20           $14.45          $15.09         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                     3,284           19,380          19,206         19,349          2,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $6.60           $5.89           $5.50           $5.29           N/A
    End of period                          $3.65           $6.60           $5.89           $5.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -              630             630            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.57           N/A             N/A            N/A
    End of period                          $8.98           $17.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,346           2,165            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.03          $11.88         $11.06          $10.49
    End of period                          $7.90           $14.12          $13.03         $11.88          $11.06
  Accumulation units outstanding
  at the end of period                       -             1,187           1,242           1,242           816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(789)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.02          $12.25         $10.69           N/A
    End of period                          $8.43           $14.58          $14.02         $12.25           N/A
  Accumulation units outstanding
  at the end of period                      756            5,329           5,886           5,376           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.23           N/A             N/A             N/A            N/A
    End of period                          $10.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      465             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(695)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.40          $13.24         $13.22          $13.22
    End of period                          $13.93          $14.19          $13.40         $13.24          $13.22
  Accumulation units outstanding
  at the end of period                     1,823           2,069           2,304           1,076           489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(817)

  Accumulation unit value:
    Beginning of period                    $12.88          $13.32          $12.32         $11.96           N/A
    End of period                          $8.72           $12.88          $13.32         $12.32           N/A
  Accumulation units outstanding
  at the end of period                      974            1,072           1,284            366            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.41          $12.75         $11.71           N/A
    End of period                          $9.16           $15.39          $14.41         $12.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -              712             809            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(848)

  Accumulation unit value:
    Beginning of period                    $11.46          $11.02          $10.45         $10.30           N/A
    End of period                          $9.67           $11.46          $11.02         $10.45           N/A
  Accumulation units outstanding
  at the end of period                      151            6,009           18,264           819            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(703)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.36          $12.86         $12.23          $11.75
    End of period                          $9.65           $15.27          $14.36         $12.86          $12.23
  Accumulation units outstanding
  at the end of period                     16,568          16,570          18,825         10,844          4,255

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(703)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(762)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.63          $10.77         $10.43           N/A
    End of period                          $9.44           $12.25          $11.63         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     18,293          13,883          10,241         17,586           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(766)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.65          $12.43         $11.86           N/A
    End of period                          $10.28          $14.50          $13.65         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     29,286          41,902          26,398         20,692           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(780)

  Accumulation unit value:
    Beginning of period                    $25.67          $24.42          $21.96         $21.68           N/A
    End of period                          $19.91          $25.67          $24.42         $21.96           N/A
  Accumulation units outstanding
  at the end of period                     8,814           9,139            969             969            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.63          $11.38         $11.33          $11.34
    End of period                          $11.99          $11.99          $11.63         $11.38          $11.33
  Accumulation units outstanding
  at the end of period                     11,373          2,546             20             43              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(698)

  Accumulation unit value:
    Beginning of period                    $21.32          $20.21          $17.09         $16.15          $15.49
    End of period                          $13.90          $21.32          $20.21         $17.09          $16.15
  Accumulation units outstanding
  at the end of period                       -               -               -              147            124

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(797)

  Accumulation unit value:
    Beginning of period                    $29.68          $27.56          $24.78         $22.67           N/A
    End of period                          $16.60          $29.68          $27.56         $24.78           N/A
  Accumulation units outstanding
  at the end of period                      670            1,223           1,135           1,151           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(797)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $41.44          $36.14          $34.59         $30.99          $28.48
    End of period                          $24.06          $41.44          $36.14         $34.59          $30.99
  Accumulation units outstanding
  at the end of period                      592            1,872           2,009           1,967           407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(780)

  Accumulation unit value:
    Beginning of period                    $15.32          $15.53          $13.22         $12.91           N/A
    End of period                          $8.92           $15.32          $15.53         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     2,040           7,801           6,725           4,434           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $12.79          $15.38          $11.53         $10.14           N/A
    End of period                          $8.04           $12.79          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     1,171             -               -             2,682           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(704)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.06          $11.43         $10.90          $10.65
    End of period                          $8.33           $13.66          $12.06         $11.43          $10.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $15.04          $14.14           N/A             N/A            N/A
    End of period                          $8.87           $15.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      340             711             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(828)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.46          $10.57          $9.50           N/A
    End of period                          $8.48           $12.09          $11.46         $10.57           N/A
  Accumulation units outstanding
  at the end of period                     18,117          2,932           1,636           5,792           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.99          $28.38           N/A             N/A            N/A
    End of period                          $15.75          $27.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,454            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $24.84           N/A             N/A             N/A            N/A
    End of period                          $15.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      493             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.61          $11.95           N/A             N/A            N/A
    End of period                          $6.49           $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,140           1,645            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(704)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.86          $16.25         $16.07          $15.57
    End of period                          $10.48          $17.57          $17.86         $16.25          $16.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.80            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,703          3,389            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.08           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,900           2,439            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.82          $10.15           N/A            N/A
    End of period                          $7.41           $10.78          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,625           6,082           19,303           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $9.68            N/A             N/A            N/A
    End of period                          $5.96           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,037           1,049            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1115)

  Accumulation unit value:
    Beginning of period                    $11.49          $12.52          $11.32           N/A            N/A
    End of period                          $7.52           $11.49          $12.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,432           2,054            943             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $18.54          $17.71          $17.30         $17.23          $17.01
    End of period                          $17.19          $18.54          $17.71         $17.30          $17.23
  Accumulation units outstanding
  at the end of period                     1,095           1,629            626              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.71          $11.22          $9.98           N/A
    End of period                          $7.99           $12.77          $12.71         $11.22           N/A
  Accumulation units outstanding
  at the end of period                      173             175              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.42          $10.16           N/A             N/A            N/A
    End of period                          $9.58           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,915            981             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(975)

  Accumulation unit value:
    Beginning of period                    $16.24          $14.83          $11.48         $11.47           N/A
    End of period                          $8.81           $16.24          $14.83         $11.48           N/A
  Accumulation units outstanding
  at the end of period                     1,509           2,317            867              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.57          $14.43         $14.41          $14.36
    End of period                          $15.80          $15.16          $14.57         $14.43          $14.41
  Accumulation units outstanding
  at the end of period                     4,014           2,133             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1073)

  Accumulation unit value:
    Beginning of period                    $13.96          $10.83          $9.18            N/A            N/A
    End of period                          $6.82           $13.96          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      976            1,121             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $18.53          $20.39           N/A             N/A            N/A
    End of period                          $11.07          $18.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      278             287             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(1115)

  Accumulation unit value:
    Beginning of period                    $14.76          $16.19          $14.19           N/A            N/A
    End of period                          $8.87           $14.76          $16.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,539           1,232            753             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.66            N/A             N/A             N/A            N/A
    End of period                          $6.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,536            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.97          $11.50           N/A            N/A
    End of period                          $7.21           $11.38          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                      168            2,538           2,614            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(733)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.96          $10.81         $10.85          $10.82
    End of period                          $11.57          $11.41          $10.96         $10.81          $10.85
  Accumulation units outstanding
  at the end of period                     4,667           3,901           3,975           4,062           769

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1024)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.74           $4.79            N/A            N/A
    End of period                          $3.46           $5.86           $5.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1024)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.97           N/A             N/A            N/A
    End of period                          $5.12           $10.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,783           1,842            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1024)

  Accumulation unit value:
    Beginning of period                    $11.32          $14.01          $12.46           N/A            N/A
    End of period                          $5.47           $11.32          $14.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                      446             452              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1024)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.31          $10.88         $10.33          $10.05
    End of period                          $8.94           $11.90          $11.31         $10.88          $10.33
  Accumulation units outstanding
  at the end of period                     1,119           1,911           1,968           1,356           375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(723)

  Accumulation unit value:
    Beginning of period                    $19.52          $18.08          $14.72         $13.28          $12.62
    End of period                          $10.90          $19.52          $18.08         $14.72          $13.28
  Accumulation units outstanding
  at the end of period                     13,910          21,400          22,424         20,370          1,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(733)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.79         $10.89          $10.81
    End of period                          $7.64           $13.59          $13.70         $11.79          $10.89
  Accumulation units outstanding
  at the end of period                     14,933          27,711          12,375         18,423           770

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.86          $11.36           N/A             N/A            N/A
    End of period                          $6.26           $11.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      997            1,170            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $34.90          $26.38          $22.32         $16.68          $16.20
    End of period                          $21.21          $34.90          $26.38         $22.32          $16.68
  Accumulation units outstanding
  at the end of period                      250            1,964           1,349           1,163           232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.87           N/A             N/A            N/A
    End of period                          $7.03           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              330             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(723)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.76          $13.76         $12.56          $12.16
    End of period                          $9.47           $15.51          $14.76         $13.76          $12.56
  Accumulation units outstanding
  at the end of period                     14,404          17,485          18,419         17,843           516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(723)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.80          $10.48         $10.26          $10.08
    End of period                          $7.38           $12.10          $11.80         $10.48          $10.26
  Accumulation units outstanding
  at the end of period                     18,939          35,409          36,971         31,948          3,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.65          $19.84           N/A             N/A            N/A
    End of period                          $10.35          $17.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      521            1,866            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(723)

  Accumulation unit value:
    Beginning of period                    $14.44          $15.08          $13.12         $12.87          $12.50
    End of period                          $9.19           $14.44          $15.08         $13.12          $12.87
  Accumulation units outstanding
  at the end of period                     14,633          16,322          17,228         17,125           502

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $6.59           $5.88           $5.50           $5.49          $5.43
    End of period                          $3.65           $6.59           $5.88           $5.50          $5.49
  Accumulation units outstanding
  at the end of period                     2,013           3,791           3,901           2,724           693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.46          $17.56           N/A             N/A            N/A
    End of period                          $8.98           $17.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,141           3,035            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.03          $11.87         $11.06          $10.76
    End of period                          $7.90           $14.11          $13.03         $11.87          $11.06
  Accumulation units outstanding
  at the end of period                     1,843           9,720           8,586           8,529          1,632

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.01          $12.10           N/A            N/A
    End of period                          $8.43           $14.57          $14.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,058           3,922            883             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.18           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,512            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.39          $13.23         $13.21          $13.19
    End of period                          $13.92          $14.17          $13.39         $13.23          $13.21
  Accumulation units outstanding
  at the end of period                     8,032           4,742           1,644           4,624            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $12.87          $13.30          $12.31         $12.37          $12.27
    End of period                          $8.72           $12.87          $13.30         $12.31          $12.37
  Accumulation units outstanding
  at the end of period                      866            3,489            855              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $6.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,429            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,163            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.09           N/A             N/A            N/A
    End of period                          $6.20           $10.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,982            820             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.48          $10.08           N/A             N/A            N/A
    End of period                          $7.52           $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,600            822             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.09           N/A             N/A            N/A
    End of period                          $6.67           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,742            820             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.98            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      384             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(842)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.40          $12.74         $11.84           N/A
    End of period                          $9.15           $15.37          $14.40         $12.74           N/A
  Accumulation units outstanding
  at the end of period                     9,875           10,398          18,535         19,113           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.46          $11.44           N/A             N/A            N/A
    End of period                          $9.67           $11.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,455            413             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(733)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.35          $12.85         $12.22          $12.14
    End of period                          $9.64           $15.25          $14.35         $12.85          $12.22
  Accumulation units outstanding
  at the end of period                     12,732          10,313          9,144          10,094           685

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.63          $10.77         $10.62           N/A
    End of period                          $9.44           $12.25          $11.63         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     4,136           1,782             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(828)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.63          $12.42         $11.48           N/A
    End of period                          $10.27          $14.49          $13.63         $12.42           N/A
  Accumulation units outstanding
  at the end of period                     10,603          15,366          14,535         17,633           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $25.51           N/A             N/A             N/A            N/A
    End of period                          $19.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      262             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.62          $11.37         $11.32          $11.33
    End of period                          $11.90          $11.91          $11.62         $11.37          $11.32
  Accumulation units outstanding
  at the end of period                     10,415          5,416             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(704)

  Accumulation unit value:
    Beginning of period                    $21.31          $20.21          $17.08         $16.15          $15.78
    End of period                          $13.90          $21.31          $20.21         $17.08          $16.15
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(704)

  Accumulation unit value:
    Beginning of period                    $29.65          $27.53          $24.75         $23.85          $23.12
    End of period                          $16.57          $29.65          $27.53         $24.75          $23.85
  Accumulation units outstanding
  at the end of period                     1,811           1,683             -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                    $41.38          $36.10          $33.27           N/A            N/A
    End of period                          $24.03          $41.38          $36.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       72             316             321             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(704)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.52          $13.22         $12.73          $12.24
    End of period                          $8.91           $15.30          $15.52         $13.22          $12.73
  Accumulation units outstanding
  at the end of period                      129             246              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.22%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(968)

  Accumulation unit value:
    Beginning of period                    $12.78          $15.38          $11.53         $11.45           N/A
    End of period                          $8.04           $12.78          $15.38         $11.53           N/A
  Accumulation units outstanding
  at the end of period                      360             381             399             76             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(594)

  Accumulation unit value:
    Beginning of period                    $17.36          $16.17          $13.49         $12.46          $11.15
    End of period                          $10.03          $17.36          $16.17         $13.49          $12.46
  Accumulation units outstanding
  at the end of period                     1,038           1,057           1,073            848            808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(767)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.06          $11.43         $10.66           N/A
    End of period                          $8.32           $13.65          $12.06         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     1,089           1,508           1,586            547            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(654)

  Accumulation unit value:
    Beginning of period                    $27.12          $25.27          $24.70         $24.13          $21.79
    End of period                          $15.68          $27.12          $25.27         $24.70          $24.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(654)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(570)

  Accumulation unit value:
    Beginning of period                    $17.55          $17.84          $16.24         $16.06          $15.10
    End of period                          $10.46          $17.55          $17.84         $16.24          $16.06
  Accumulation units outstanding
  at the end of period                      795             795             795             847            795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.88           $9.96            N/A             N/A            N/A
    End of period                          $6.17           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,018            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(968)

  Accumulation unit value:
    Beginning of period                    $11.48          $12.51          $10.87         $11.07           N/A
    End of period                          $7.51           $11.48          $12.51         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      318             337             354             52             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $18.51          $17.69          $17.28         $17.15           N/A
    End of period                          $17.17          $18.51          $17.69         $17.28           N/A
  Accumulation units outstanding
  at the end of period                      493             522             547             168            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1122)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.70          $11.58           N/A            N/A
    End of period                          $7.98           $12.77          $12.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                      209             221             232             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(767)

  Accumulation unit value:
    Beginning of period                    $16.22          $14.81          $11.47         $10.01           N/A
    End of period                          $8.81           $16.22          $14.81         $11.47           N/A
  Accumulation units outstanding
  at the end of period                      280             588             629             414            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(968)

  Accumulation unit value:
    Beginning of period                    $23.32          $22.09          $20.16         $20.19           N/A
    End of period                          $12.67          $23.32          $22.09         $20.16           N/A
  Accumulation units outstanding
  at the end of period                      186             197             206             43             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.55          $14.41         $14.32           N/A
    End of period                          $15.78          $15.14          $14.55         $14.41           N/A
  Accumulation units outstanding
  at the end of period                      256             271             284             101            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(570)

  Accumulation unit value:
    Beginning of period                    $18.52          $19.44          $17.35         $16.30          $14.06
    End of period                          $11.05          $18.52          $19.44         $17.35          $16.30
  Accumulation units outstanding
  at the end of period                      837            1,083           1,073           1,067           837

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(557)

  Accumulation unit value:
    Beginning of period                    $14.75          $16.18          $14.16         $13.84          $12.62
    End of period                          $8.86           $14.75          $16.18         $14.16          $13.84
  Accumulation units outstanding
  at the end of period                     2,166           2,398           2,297           2,231          1,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.37          $11.96          $11.49           N/A            N/A
    End of period                          $7.20           $11.37          $11.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,812           1,922           1,998            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(968)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.95          $10.81         $10.73           N/A
    End of period                          $11.56          $11.40          $10.95         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              403            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.96           $10.35           N/A             N/A            N/A
    End of period                          $6.69           $9.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,592           8,648            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(514)

  Accumulation unit value:
    Beginning of period                    $9.40           $9.26           $8.10           $7.95          $7.58
    End of period                          $5.72           $9.40           $9.26           $8.10          $7.95
  Accumulation units outstanding
  at the end of period                     2,501           2,374           5,872           5,790          5,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.30          $10.87         $10.33          $10.58
    End of period                          $8.93           $11.89          $11.30         $10.87          $10.33
  Accumulation units outstanding
  at the end of period                     7,614           7,662            290             290            290

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(654)

  Accumulation unit value:
    Beginning of period                    $19.50          $18.07          $14.71         $13.27          $11.50
    End of period                          $10.89          $19.50          $18.07         $14.71          $13.27
  Accumulation units outstanding
  at the end of period                     2,779           2,851           2,869           2,893            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(654)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(874)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.70          $11.78         $11.27           N/A
    End of period                          $7.64           $13.59          $13.70         $11.78           N/A
  Accumulation units outstanding
  at the end of period                     11,650          15,697          18,410         14,189           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(874)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $34.87          $32.36           N/A             N/A            N/A
    End of period                          $21.19          $34.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              309             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(795)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.75          $13.75         $12.36           N/A
    End of period                          $9.46           $15.50          $14.75         $13.75           N/A
  Accumulation units outstanding
  at the end of period                     2,949           3,027           3,046           3,007           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(521)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.79          $10.47         $10.26          $9.75
    End of period                          $7.38           $12.09          $11.79         $10.47          $10.26
  Accumulation units outstanding
  at the end of period                     6,713           7,223           7,257           7,207          3,117

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.64          $19.82           N/A             N/A            N/A
    End of period                          $10.34          $17.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      717            1,149            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(796)

  Accumulation unit value:
    Beginning of period                    $14.43          $15.07          $13.12         $11.90           N/A
    End of period                          $9.18           $14.43          $15.07         $13.12           N/A
  Accumulation units outstanding
  at the end of period                     3,017           3,096           3,116           3,076           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(796)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.46          $17.56           N/A             N/A            N/A
    End of period                          $8.97           $17.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               27             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1003)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.03          $12.23           N/A            N/A
    End of period                          $7.89           $14.11          $13.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              378             294             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(557)

  Accumulation unit value:
    Beginning of period                    $14.56          $14.00          $12.24         $11.00          $9.95
    End of period                          $8.42           $14.56          $14.00         $12.24          $11.00
  Accumulation units outstanding
  at the end of period                     2,213           2,979           2,171           1,598          1,499

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(514)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.37          $13.22         $13.21          $13.06
    End of period                          $13.90          $14.16          $13.37         $13.22          $13.21
  Accumulation units outstanding
  at the end of period                     2,348           1,875           3,983           3,114          2,788

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(1122)

  Accumulation unit value:
    Beginning of period                    $20.03          $22.08          $19.54           N/A            N/A
    End of period                          $11.65          $20.03          $22.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                      248             263             275             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.86          $13.30          $12.31         $12.37          $12.05
    End of period                          $8.71           $12.86          $13.30         $12.31          $12.37
  Accumulation units outstanding
  at the end of period                      481             498             513             309            191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45          $10.53           N/A             N/A            N/A
    End of period                          $6.66           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,444           8,498            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.39          $12.73         $12.00          $10.49
    End of period                          $9.14           $15.36          $14.39         $12.73          $12.00
  Accumulation units outstanding
  at the end of period                     10,926          13,307          13,600         13,873          14,200

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.02          $10.44         $10.22           N/A
    End of period                          $9.66           $11.45          $11.02         $10.44           N/A
  Accumulation units outstanding
  at the end of period                      734             484            5,080             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(536)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.33          $12.84         $12.22          $11.21
    End of period                          $9.63           $15.24          $14.33         $12.84          $12.22
  Accumulation units outstanding
  at the end of period                     24,758          26,710          31,410         32,210          59,620

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(939)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.62          $10.77         $10.43           N/A
    End of period                          $9.43           $12.25          $11.62         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     1,268             -             4,388          15,143           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.62          $12.42         $11.93          $11.13
    End of period                          $10.26          $14.47          $13.62         $12.42          $11.93
  Accumulation units outstanding
  at the end of period                      167            1,352           1,366           1,381           286

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                      290             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                    $25.61          $24.36          $21.92         $21.28          $20.02
    End of period                          $19.86          $25.61          $24.36         $21.92          $21.28
  Accumulation units outstanding
  at the end of period                     3,258           2,640           2,650           2,661          2,671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1122)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.61          $11.49           N/A            N/A
    End of period                          $11.89          $11.89          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                      527             559             585             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $21.30          $20.20          $17.08         $16.14          $14.75
    End of period                          $13.89          $21.30          $20.20         $17.08          $16.14
  Accumulation units outstanding
  at the end of period                     1,266           1,309           1,344            706            626

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(514)

  Accumulation unit value:
    Beginning of period                    $29.61          $27.50          $24.73         $23.83          $23.01
    End of period                          $16.55          $29.61          $27.50         $24.73          $23.83
  Accumulation units outstanding
  at the end of period                     1,373           1,405           2,135           1,682          1,210

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(514)

  Accumulation unit value:
    Beginning of period                    $41.33          $36.06          $34.52         $30.93          $28.08
    End of period                          $23.99          $41.33          $36.06         $34.52          $30.93
  Accumulation units outstanding
  at the end of period                     1,526           1,508           2,471           2,318          2,268

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(514)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.51          $13.21         $12.72          $11.72
    End of period                          $8.90           $15.29          $15.51         $13.21          $12.72
  Accumulation units outstanding
  at the end of period                     2,644           2,701           5,090           4,332          4,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.220%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(545)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.04          $11.42         $10.89          $10.19
    End of period                          $8.30           $13.62          $12.04         $11.42          $10.89
  Accumulation units outstanding
  at the end of period                      105             105             105             105            102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(933)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.55          $9.99           N/A
    End of period                          $8.46           $12.06          $11.43         $10.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,152           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(545)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.80          $16.20         $16.02          $15.28
    End of period                          $10.43          $17.50          $17.80         $16.20          $16.02
  Accumulation units outstanding
  at the end of period                      140             140             140             140            136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.82          $9.93            N/A            N/A
    End of period                          $7.40           $10.77          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,358            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(470)

  Accumulation unit value:
    Beginning of period                    $18.45          $17.64          $17.23         $17.17          $16.43
    End of period                          $17.11          $18.45          $17.64         $17.23          $17.17
  Accumulation units outstanding
  at the end of period                       64             283             299             312            311

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(470)

  Accumulation unit value:
    Beginning of period                    $16.33           N/A
    End of period                          $16.43           N/A
  Accumulation units outstanding
  at the end of period                     4,933            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.52          $14.38         $14.36          $14.07
    End of period                          $15.73          $15.10          $14.52         $14.38          $14.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(545)

  Accumulation unit value:
    Beginning of period                    $18.48          $19.41          $17.32         $16.28          $14.00
    End of period                          $11.03          $18.48          $19.41         $17.32          $16.28
  Accumulation units outstanding
  at the end of period                       76              76              76             76              74

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(545)

  Accumulation unit value:
    Beginning of period                    $14.71          $16.14          $14.14         $13.81          $12.38
    End of period                          $8.84           $14.71          $16.14         $14.14          $13.81
  Accumulation units outstanding
  at the end of period                       86              86              86             86              84

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.94          $11.47           N/A            N/A
    End of period                          $7.18           $11.34          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,389           3,389           3,389            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.95          $10.80         $10.84          $10.90
    End of period                          $11.54          $11.38          $10.95         $10.80          $10.84
  Accumulation units outstanding
  at the end of period                       98              98              98             98              95

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(480)

  Accumulation unit value:
    Beginning of period                    $9.38           $9.24           $8.09           $7.94          $7.30
    End of period                          $5.70           $9.38           $9.24           $8.09          $7.94
  Accumulation units outstanding
  at the end of period                       -             1,254           1,343           1,418          1,419

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(480)

  Accumulation unit value:
    Beginning of period                    $7.18            N/A
    End of period                          $7.30            N/A
  Accumulation units outstanding
  at the end of period                     1,420            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.69          $11.78         $10.89          $10.49
    End of period                          $7.63           $13.57          $13.69         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                     20,733          21,350          6,516           5,477          13,757

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $34.79          $26.31          $22.27         $18.49           N/A
    End of period                          $21.14          $34.79          $26.31         $22.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,554           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(480)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.73          $13.74         $12.55          $11.08
    End of period                          $9.45           $15.48          $14.73         $13.74          $12.55
  Accumulation units outstanding
  at the end of period                       -              164             176             185            186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(480)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A
    End of period                          $11.08           N/A
  Accumulation units outstanding
  at the end of period                      186             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.60          $19.79           N/A             N/A            N/A
    End of period                          $10.32          $17.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,115           2,338            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(545)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.98          $12.22         $10.99          $9.64
    End of period                          $8.40           $14.53          $13.98         $12.22          $10.99
  Accumulation units outstanding
  at the end of period                      221             221             221             221            215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(480)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.35          $13.19         $13.18          $12.91
    End of period                          $13.87          $14.12          $13.35         $13.19          $13.18
  Accumulation units outstanding
  at the end of period                     21,694          22,512          21,774         20,757          20,571

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(480)

  Accumulation unit value:
    Beginning of period                    $12.93           N/A
    End of period                          $12.91           N/A
  Accumulation units outstanding
  at the end of period                      789             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.83          $13.27          $12.28         $12.35          $12.03
    End of period                          $8.69           $12.83          $13.27         $12.28          $12.35
  Accumulation units outstanding
  at the end of period                       91             862             917             963            962

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.01          $10.44         $10.29          $9.96
    End of period                          $9.65           $11.44          $11.01         $10.44          $10.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(470)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.30          $12.81         $12.20          $11.20
    End of period                          $9.61           $15.20          $14.30         $12.81          $12.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(470)

  Accumulation unit value:
    Beginning of period                    $10.89           N/A
    End of period                          $11.20           N/A
  Accumulation units outstanding
  at the end of period                     7,023            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.59          $12.39         $11.91          $11.11
    End of period                          $10.24          $14.44          $13.59         $12.39          $11.91
  Accumulation units outstanding
  at the end of period                       -             2,228           2,445           2,913          3,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     11,015           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(545)

  Accumulation unit value:
    Beginning of period                    $25.54          $24.30          $21.86         $21.23          $19.78
    End of period                          $19.80          $25.54          $24.30         $21.86          $21.23
  Accumulation units outstanding
  at the end of period                       54              54              54             54              53

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(545)

  Accumulation unit value:
    Beginning of period                    $21.28          $20.18          $17.06         $16.13          $14.41
    End of period                          $13.87          $21.28          $20.18         $17.06          $16.13
  Accumulation units outstanding
  at the end of period                       74              74              74             74              72

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $29.52          $29.17           N/A             N/A            N/A
    End of period                          $16.50          $29.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       46              46             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(545)

  Accumulation unit value:
    Beginning of period                    $41.20          $35.95          $34.43         $30.86          $26.87
    End of period                          $23.91          $41.20          $35.95         $34.43          $30.86
  Accumulation units outstanding
  at the end of period                       40              40              40             40              39

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(545)

  Accumulation unit value:
    Beginning of period                    $15.26          $15.48          $13.19         $12.71          $11.21
    End of period                          $8.88           $15.26          $15.48         $13.19          $12.71
  Accumulation units outstanding
  at the end of period                     1,425           1,498           1,062            406            278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.04          $11.42         $10.89          $10.11
    End of period                          $8.30           $13.62          $12.04         $11.42          $10.89
  Accumulation units outstanding
  at the end of period                       -             3,577           3,577           1,596            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.78          $12.31         $11.61          $10.71
    End of period                          $8.84           $15.00          $13.78         $12.31          $11.61
  Accumulation units outstanding
  at the end of period                       -             3,134           3,135           1,415            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(587)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.55          $9.80          $9.05
    End of period                          $8.46           $12.06          $11.43         $10.55          $9.80
  Accumulation units outstanding
  at the end of period                       -               -              382             383            383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(620)

  Accumulation unit value:
    Beginning of period                    $27.85          $23.61          $21.31         $21.38          $19.13
    End of period                          $15.66          $27.85          $23.61         $21.31          $21.38
  Accumulation units outstanding
  at the end of period                      767             357             357             345            337

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(620)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.19          $24.62         $24.06          $21.84
    End of period                          $15.62          $27.02          $25.19         $24.62          $24.06
  Accumulation units outstanding
  at the end of period                     1,406            624             624             601            588

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $11.89           N/A             N/A            N/A
    End of period                          $6.49           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,904           6,820            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $6.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      817             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.65           N/A             N/A            N/A
    End of period                          $5.72           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,766            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.77          $11.17           N/A             N/A            N/A
    End of period                          $7.40           $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,484            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.58           N/A             N/A            N/A
    End of period                          $5.95           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,189           3,679            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(835)

  Accumulation unit value:
    Beginning of period                    $18.44          $17.63          $17.22         $17.10           N/A
    End of period                          $17.10          $18.44          $17.63         $17.22           N/A
  Accumulation units outstanding
  at the end of period                     1,404           1,833           2,017           2,085           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      749             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(587)

  Accumulation unit value:
    Beginning of period                    $16.17          $14.77          $11.45          $9.87          $8.35
    End of period                          $8.78           $16.17          $14.77         $11.45          $9.87
  Accumulation units outstanding
  at the end of period                     1,678            790             790             769            753

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(756)

  Accumulation unit value:
    Beginning of period                    $23.24          $22.01          $20.09         $18.56           N/A
    End of period                          $12.62          $23.24          $22.01         $20.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(850)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.51          $14.37         $14.50           N/A
    End of period                          $15.72          $15.09          $14.51         $14.37           N/A
  Accumulation units outstanding
  at the end of period                     3,309           3,444           3,503           3,528           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                    $18.46          $19.39          $17.31         $16.27          $15.14
    End of period                          $11.02          $18.46          $19.39         $17.31          $16.27
  Accumulation units outstanding
  at the end of period                     5,374           6,816           8,233           9,041          7,986

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $14.70          $16.14          $14.13         $13.81          $12.37
    End of period                          $8.83           $14.70          $16.14         $14.13          $13.81
  Accumulation units outstanding
  at the end of period                     3,456           3,424           3,909           3,883          4,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.94          $11.47           N/A            N/A
    End of period                          $7.18           $11.34          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,888           9,219           15,195           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(803)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.94          $10.79         $10.72           N/A
    End of period                          $11.54          $11.38          $10.94         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     1,505           1,769           1,742           1,624           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(884)

  Accumulation unit value:
    Beginning of period                    $9.93           $11.03          $9.94          $10.40           N/A
    End of period                          $6.67           $9.93           $11.03          $9.94           N/A
  Accumulation units outstanding
  at the end of period                     5,647           3,700             -             1,630           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(884)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.96           N/A             N/A            N/A
    End of period                          $5.11           $10.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,359            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(587)

  Accumulation unit value:
    Beginning of period                    $9.37           $9.24           $8.09           $7.93          $7.31
    End of period                          $5.70           $9.37           $9.24           $8.09          $7.93
  Accumulation units outstanding
  at the end of period                     4,694           4,694           4,694           4,661           882

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.29          $13.97          $12.04         $11.60          $10.48
    End of period                          $5.45           $11.29          $13.97         $12.04          $11.60
  Accumulation units outstanding
  at the end of period                      394             254             218             233            244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.27          $10.85         $10.24           N/A
    End of period                          $8.90           $11.86          $11.27         $10.85           N/A
  Accumulation units outstanding
  at the end of period                      425            2,421           2,553            959            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(587)

  Accumulation unit value:
    Beginning of period                    $19.47          $18.04          $14.69         $13.26          $11.31
    End of period                          $10.87          $19.47          $18.04         $14.69          $13.26
  Accumulation units outstanding
  at the end of period                     11,101          14,711          14,028         12,653          7,610

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.69          $11.78         $10.89          $10.74
    End of period                          $7.63           $13.57          $13.69         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                    100,324         109,032          88,533         80,953          3,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $8.59            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,839            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.10           N/A             N/A            N/A
    End of period                          $7.13           $12.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      429             422             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $34.78          $26.30          $22.26         $16.14           N/A
    End of period                          $21.13          $34.78          $26.30         $22.26           N/A
  Accumulation units outstanding
  at the end of period                     1,208           1,385           1,431            532            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(587)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.73          $13.73         $12.54          $11.25
    End of period                          $9.44           $15.47          $14.73         $13.73          $12.54
  Accumulation units outstanding
  at the end of period                     10,486          12,708          13,451         13,786          9,605

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(587)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.77          $10.46         $10.25          $9.50
    End of period                          $7.36           $12.07          $11.77         $10.46          $10.25
  Accumulation units outstanding
  at the end of period                     13,186          35,019          39,869         41,587          13,643

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.59          $19.78           N/A             N/A            N/A
    End of period                          $10.31          $17.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,563           4,028            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(587)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.05          $13.10         $12.86          $11.34
    End of period                          $9.16           $14.40          $15.05         $13.10          $12.86
  Accumulation units outstanding
  at the end of period                     8,793           10,980          11,601         11,926          8,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(620)

  Accumulation unit value:
    Beginning of period                    $6.57           $5.87           $5.49           $5.48          $4.86
    End of period                          $3.64           $6.57           $5.87           $5.49          $5.48
  Accumulation units outstanding
  at the end of period                     6,424           5,062           5,467           5,025          1,326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.44          $17.54           N/A             N/A            N/A
    End of period                          $8.96           $17.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,862           7,521            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.02          $11.87         $10.78           N/A
    End of period                          $7.88           $14.09          $13.02         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     6,637           10,054          11,430         12,142           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $14.53          $13.98          $12.22         $10.99          $9.48
    End of period                          $8.40           $14.53          $13.98         $12.22          $10.99
  Accumulation units outstanding
  at the end of period                     3,559           6,136           6,474           7,139          1,204

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,593            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(686)

  Accumulation unit value:
    Beginning of period                    $14.12          $13.34          $13.18         $13.18          $13.17
    End of period                          $13.86          $14.12          $13.34         $13.18          $13.18
  Accumulation units outstanding
  at the end of period                     2,465           2,764           5,194           4,663           424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(686)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.82          $13.26          $12.27         $12.34          $12.02
    End of period                          $8.68           $12.82          $13.26         $12.27          $12.34
  Accumulation units outstanding
  at the end of period                     2,653           2,696           2,727           2,763           767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(888)

  Accumulation unit value:
    Beginning of period                    $19.11          $20.71          $18.74         $18.72           N/A
    End of period                          $9.86           $19.11          $20.71         $18.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -              563             563            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(888)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.35          $12.70         $11.97          $10.89
    End of period                          $9.11           $15.32          $14.35         $12.70          $11.97
  Accumulation units outstanding
  at the end of period                     4,018           4,445           5,591           5,777            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(888)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.01          $10.44         $10.34           N/A
    End of period                          $9.65           $11.44          $11.01         $10.44           N/A
  Accumulation units outstanding
  at the end of period                      829              -             2,242           2,242           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(888)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.30          $12.81         $12.19          $11.05
    End of period                          $9.60           $15.19          $14.30         $12.81          $12.19
  Accumulation units outstanding
  at the end of period                       -               -             36,625         37,331          12,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.62          $10.76         $10.48          $10.38
    End of period                          $9.42           $12.24          $11.62         $10.76          $10.48
  Accumulation units outstanding
  at the end of period                     17,721          5,444           5,613           6,339          34,449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.59          $12.39         $11.90          $11.02
    End of period                          $10.23          $14.43          $13.59         $12.39          $11.90
  Accumulation units outstanding
  at the end of period                     6,263           8,389           10,516         11,575          11,773

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(587)

  Accumulation unit value:
    Beginning of period                    $25.51          $24.28          $21.84         $21.22          $19.59
    End of period                          $19.77          $25.51          $24.28         $21.84          $21.22
  Accumulation units outstanding
  at the end of period                     2,617           1,212           1,314           2,430           665

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.57          $11.32         $11.27          $11.28
    End of period                          $11.84          $11.85          $11.57         $11.32          $11.27
  Accumulation units outstanding
  at the end of period                      943            15,565          20,349           328           16,952

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(587)

  Accumulation unit value:
    Beginning of period                    $21.27          $20.17          $17.06         $16.13          $14.55
    End of period                          $13.86          $21.27          $20.17         $17.06          $16.13
  Accumulation units outstanding
  at the end of period                      461             461             461             445           1,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $29.50          $27.40          $24.65         $23.76          $21.97
    End of period                          $16.48          $29.50          $27.40         $24.65          $23.76
  Accumulation units outstanding
  at the end of period                     11,434          17,346          24,155         29,349          11,032

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $41.18          $35.93          $34.41         $30.84          $27.53
    End of period                          $23.90          $41.18          $35.93         $34.41          $30.84
  Accumulation units outstanding
  at the end of period                     8,803           11,124          14,937         17,854          7,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(587)

  Accumulation unit value:
    Beginning of period                    $15.26          $15.48          $13.19         $12.70          $11.32
    End of period                          $8.88           $15.26          $15.48         $13.19          $12.70
  Accumulation units outstanding
  at the end of period                     20,521          28,754          40,988         48,510          19,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1756)

  Accumulation unit value:
    Beginning of period                    $18.09           N/A             N/A             N/A            N/A
    End of period                          $17.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,608            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1756)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $8.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,632            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1756)

  Accumulation unit value:
    Beginning of period                    $11.66           N/A             N/A             N/A            N/A
    End of period                          $7.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,505            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1756)

  Accumulation unit value:
    Beginning of period                    $14.27           N/A             N/A             N/A            N/A
    End of period                          $13.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,084            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(1756)

  Accumulation unit value:
    Beginning of period                    $23.72           N/A             N/A             N/A            N/A
    End of period                          $19.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,300            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(1756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.27%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1219)

  Accumulation unit value:
    Beginning of period                    $12.76          $15.37          $14.99           N/A            N/A
    End of period                          $8.02           $12.76          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,214            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(419)

  Accumulation unit value:
    Beginning of period                    $17.26          $16.08          $13.42         $12.40          $10.90
    End of period                          $9.96           $17.26          $16.08         $13.42          $12.40
  Accumulation units outstanding
  at the end of period                     14,610          12,880          3,488            79              80

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(419)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A
    End of period                          $10.90           N/A
  Accumulation units outstanding
  at the end of period                       80             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(476)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.03          $11.41         $10.88          $10.12
    End of period                          $8.29           $13.61          $12.03         $11.41          $10.88
  Accumulation units outstanding
  at the end of period                     1,191           1,247           1,159           1,206          5,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(476)

  Accumulation unit value:
    Beginning of period                    $9.70            N/A
    End of period                          $10.12           N/A
  Accumulation units outstanding
  at the end of period                      212             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(419)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.77          $12.30         $11.61          $11.11
    End of period                          $8.83           $14.99          $13.77         $12.30          $11.61
  Accumulation units outstanding
  at the end of period                     3,224           3,224           3,274           3,274          3,275

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(419)

  Accumulation unit value:
    Beginning of period                    $10.05           N/A
    End of period                          $11.11           N/A
  Accumulation units outstanding
  at the end of period                     1,015            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(419)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.41          $10.54          $9.79          $9.15
    End of period                          $8.44           $12.04          $11.41         $10.54          $9.79
  Accumulation units outstanding
  at the end of period                     1,138           4,033            783             784            639

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(419)

  Accumulation unit value:
    Beginning of period                    $8.62            N/A
    End of period                          $9.15            N/A
  Accumulation units outstanding
  at the end of period                      239             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $26.95          $26.86           N/A             N/A            N/A
    End of period                          $15.58          $26.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,277           2,231            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $13.15           N/A             N/A            N/A
    End of period                          $6.49           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,745          22,334           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(520)

  Accumulation unit value:
    Beginning of period                    $17.45          $17.75          $16.16         $15.99          $15.69
    End of period                          $10.40          $17.45          $17.75         $16.16          $15.99
  Accumulation units outstanding
  at the end of period                     5,334           5,391           4,918           4,989          3,589

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(520)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(562)

  Accumulation unit value:
    Beginning of period                    $23.48          $21.43          $18.25         $18.21          $16.57
    End of period                          $14.16          $23.48          $21.43         $18.25          $18.21
  Accumulation units outstanding
  at the end of period                     1,276           1,640            366             460            534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.99            N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,793           1,252            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(441)

  Accumulation unit value:
    Beginning of period                    $18.40          $17.59          $17.19         $17.13          $16.39
    End of period                          $17.05          $18.40          $17.59         $17.19          $17.13
  Accumulation units outstanding
  at the end of period                     6,030           6,201           5,790           5,853          4,027

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(441)

  Accumulation unit value:
    Beginning of period                    $16.05           N/A
    End of period                          $16.39           N/A
  Accumulation units outstanding
  at the end of period                      705             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(880)

  Accumulation unit value:
    Beginning of period                    $16.14          $14.75          $11.43         $10.03           N/A
    End of period                          $8.76           $16.14          $14.75         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     20,441          18,959          9,310           4,900           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(807)

  Accumulation unit value:
    Beginning of period                    $23.18          $21.96          $20.05         $18.02           N/A
    End of period                          $12.59          $23.18          $21.96         $20.05           N/A
  Accumulation units outstanding
  at the end of period                      562             577             434             464            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(807)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.47          $14.34         $14.30           N/A
    End of period                          $15.67          $15.05          $14.47         $14.34           N/A
  Accumulation units outstanding
  at the end of period                     14,886          10,687          10,334          1,003           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.95          $12.46           N/A             N/A            N/A
    End of period                          $6.81           $13.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,343          10,069           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $18.43          $19.36          $17.28         $16.25          $13.33
    End of period                          $10.99          $18.43          $19.36         $17.28          $16.25
  Accumulation units outstanding
  at the end of period                     5,734           7,001           2,979           2,998          2,738

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $12.50           N/A
    End of period                          $13.33           N/A
  Accumulation units outstanding
  at the end of period                      817             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $14.67          $16.11          $14.11         $13.79          $12.23
    End of period                          $8.81           $14.67          $16.11         $14.11          $13.79
  Accumulation units outstanding
  at the end of period                     3,452           3,456           3,324           3,350          3,034

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $11.23           N/A
    End of period                          $12.23           N/A
  Accumulation units outstanding
  at the end of period                      907             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.92          $11.45           N/A            N/A
    End of period                          $7.17           $11.32          $11.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,104           2,156           11,701           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(474)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.93          $10.78         $10.83          $10.69
    End of period                          $11.52          $11.37          $10.93         $10.78          $10.83
  Accumulation units outstanding
  at the end of period                     20,740          27,479          26,169         25,276          23,791

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(474)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A
    End of period                          $10.69           N/A
  Accumulation units outstanding
  at the end of period                     13,688           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.83           $5.83            N/A             N/A            N/A
    End of period                          $3.44           $5.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,908           5,270            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.90           N/A             N/A            N/A
    End of period                          $6.66           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      826             826             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.96           N/A             N/A            N/A
    End of period                          $5.11           $10.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,782           1,783            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(520)

  Accumulation unit value:
    Beginning of period                    $9.36           $9.23           $8.08           $7.93          $7.47
    End of period                          $5.69           $9.36           $9.23           $8.08          $7.93
  Accumulation units outstanding
  at the end of period                     6,866           6,866           11,999         13,929          12,002

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(520)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.26          $10.84         $10.30          $10.47
    End of period                          $8.89           $11.84          $11.26         $10.84          $10.30
  Accumulation units outstanding
  at the end of period                       -               -             1,157           1,196          1,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(474)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.02          $14.68         $13.25          $11.35
    End of period                          $10.85          $19.45          $18.02         $14.68          $13.25
  Accumulation units outstanding
  at the end of period                     16,723          14,626          13,905         16,010          16,480

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(474)

  Accumulation unit value:
    Beginning of period                    $10.84           N/A
    End of period                          $11.35           N/A
  Accumulation units outstanding
  at the end of period                     14,288           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                    $13.56          $13.68          $11.78         $10.89          $10.70
    End of period                          $7.62           $13.56          $13.68         $11.78          $10.89
  Accumulation units outstanding
  at the end of period                     64,576          79,506          23,922         13,472          4,813

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.67          $9.82            N/A            N/A
    End of period                          $6.25           $11.85          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,729           7,809           1,453            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1397)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.62           N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,396           1,521            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $34.72          $25.56           N/A             N/A            N/A
    End of period                          $21.09          $34.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,108           1,415            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(474)

  Accumulation unit value:
    Beginning of period                    $15.46          $14.72          $13.72         $12.54          $11.08
    End of period                          $9.43           $15.46          $14.72         $13.72          $12.54
  Accumulation units outstanding
  at the end of period                     24,418          23,278          24,177         34,196          35,748

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(474)

  Accumulation unit value:
    Beginning of period                    $10.89           N/A
    End of period                          $11.08           N/A
  Accumulation units outstanding
  at the end of period                     14,231           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(474)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.76          $10.45         $10.25          $9.52
    End of period                          $7.35           $12.06          $11.76         $10.45          $10.25
  Accumulation units outstanding
  at the end of period                     54,660          51,329          57,139         61,035          62,541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(474)

  Accumulation unit value:
    Beginning of period                    $9.20            N/A
    End of period                          $9.52            N/A
  Accumulation units outstanding
  at the end of period                     24,006           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1397)

  Accumulation unit value:
    Beginning of period                    $8.79           $9.00            N/A             N/A            N/A
    End of period                          $6.00           $8.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      462             463             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division(1397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.56          $19.75           N/A             N/A            N/A
    End of period                          $10.29          $17.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      437            1,072            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(474)

  Accumulation unit value:
    Beginning of period                    $14.39          $15.04          $13.09         $12.85          $11.19
    End of period                          $9.15           $14.39          $15.04         $13.09          $12.85
  Accumulation units outstanding
  at the end of period                     16,638          16,143          16,470         26,732          27,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(474)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                     13,282           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.58           $6.35            N/A             N/A            N/A
    End of period                          $3.65           $6.58            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               3              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.43          $17.53           N/A             N/A            N/A
    End of period                          $8.95           $17.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      857            1,328            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(833)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.01          $11.87         $10.84           N/A
    End of period                          $7.88           $14.09          $13.01         $11.87           N/A
  Accumulation units outstanding
  at the end of period                      505             555             590              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.96          $12.21         $10.98          $9.53
    End of period                          $8.39           $14.51          $13.96         $12.21          $10.98
  Accumulation units outstanding
  at the end of period                     5,213           6,208           4,298           4,335          3,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $8.76            N/A
    End of period                          $9.53            N/A
  Accumulation units outstanding
  at the end of period                     3,503            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.41           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,749           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(441)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.32          $13.16         $13.16          $12.89
    End of period                          $13.83          $14.09          $13.32         $13.16          $13.16
  Accumulation units outstanding
  at the end of period                     34,989          39,899          33,040         31,518          23,664

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(441)

  Accumulation unit value:
    Beginning of period                    $12.80           N/A
    End of period                          $12.89           N/A
  Accumulation units outstanding
  at the end of period                     1,612            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                    $19.90          $21.95          $19.74         $18.57          $17.42
    End of period                          $11.58          $19.90          $21.95         $19.74          $18.57
  Accumulation units outstanding
  at the end of period                      133             133             134             236            236

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.80          $13.24          $12.26         $12.33          $12.01
    End of period                          $8.66           $12.80          $13.24         $12.26          $12.33
  Accumulation units outstanding
  at the end of period                     3,879           4,479           1,730           1,799           242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(518)

  Accumulation unit value:
    Beginning of period                    $19.06          $20.66          $18.70         $18.23          $17.54
    End of period                          $9.83           $19.06          $20.66         $18.70          $18.23
  Accumulation units outstanding
  at the end of period                      132             133             133             235            235

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(497)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.33          $12.68         $11.96          $11.16
    End of period                          $9.09           $15.29          $14.33         $12.68          $11.96
  Accumulation units outstanding
  at the end of period                    207,782         274,097         310,125         353,817        418,743

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(497)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(993)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.01          $10.55           N/A            N/A
    End of period                          $9.64           $11.43          $11.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,970          16,650          14,350           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(993)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.27          $12.79         $12.18          $11.18
    End of period                          $9.58           $15.16          $14.27         $12.79          $12.18
  Accumulation units outstanding
  at the end of period                     33,999          41,369          41,574         41,643          43,999

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $10.69           N/A
    End of period                          $11.18           N/A
  Accumulation units outstanding
  at the end of period                     14,759           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(977)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.61          $10.76         $10.78           N/A
    End of period                          $9.41           $12.23          $11.61         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     12,852          18,889          19,439         14,703           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.56          $12.37         $11.89          $11.10
    End of period                          $10.21          $14.40          $13.56         $12.37          $11.89
  Accumulation units outstanding
  at the end of period                     59,702          87,854          82,812         57,897          33,071

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                    $10.97           N/A
    End of period                          $11.10           N/A
  Accumulation units outstanding
  at the end of period                     3,644            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(520)

  Accumulation unit value:
    Beginning of period                    $25.45          $24.22          $21.80         $21.18          $19.93
    End of period                          $19.72          $25.45          $24.22         $21.80          $21.18
  Accumulation units outstanding
  at the end of period                     8,466           8,346           7,734           6,141          3,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(520)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(807)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.54          $11.30         $11.24           N/A
    End of period                          $11.81          $11.82          $11.54         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     13,334          10,252          4,417           2,997           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(568)

  Accumulation unit value:
    Beginning of period                    $21.25          $20.16          $17.05         $16.13          $14.52
    End of period                          $13.84          $21.25          $20.16         $17.05          $16.13
  Accumulation units outstanding
  at the end of period                     6,395           7,470           5,667           6,030          3,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $29.42          $27.34          $24.60         $23.71          $22.08
    End of period                          $16.44          $29.42          $27.34         $24.60          $23.71
  Accumulation units outstanding
  at the end of period                     7,475           7,543           4,295           4,350          3,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $20.44           N/A
    End of period                          $22.08           N/A
  Accumulation units outstanding
  at the end of period                     1,503            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(419)

  Accumulation unit value:
    Beginning of period                    $41.08          $35.85          $34.34         $30.79          $26.68
    End of period                          $23.83          $41.08          $35.85         $34.34          $30.79
  Accumulation units outstanding
  at the end of period                     4,093           6,002           4,629           4,762          4,967

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(419)

  Accumulation unit value:
    Beginning of period                    $23.72           N/A
    End of period                          $26.68           N/A
  Accumulation units outstanding
  at the end of period                     2,895            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(419)

  Accumulation unit value:
    Beginning of period                    $15.23          $15.45          $13.17         $12.69          $11.27
    End of period                          $8.87           $15.23          $15.45         $13.17          $12.69
  Accumulation units outstanding
  at the end of period                     17,093          15,831          15,895         16,895          20,316

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(419)

  Accumulation unit value:
    Beginning of period                    $9.90            N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                     2,507            N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1030)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $12.63           N/A            N/A
    End of period                          $8.01           $12.75          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,472           1,334            155             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.03          $13.38         $11.92           N/A
    End of period                          $9.93           $17.19          $16.03         $13.38           N/A
  Accumulation units outstanding
  at the end of period                     8,796           9,290           7,985            860            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.01          $11.39         $10.87          $10.71
    End of period                          $8.28           $13.59          $12.01         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                     85,469          94,351          89,559         70,028          13,472

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(865)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.75          $12.29         $11.85           N/A
    End of period                          $8.81           $14.96          $13.75         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     5,729           5,383           4,182           2,233           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(865)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.40          $10.53          $9.78          $9.65
    End of period                          $8.43           $12.02          $11.40         $10.53          $9.78
  Accumulation units outstanding
  at the end of period                     8,742           8,764           7,735           7,769            5

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(772)

  Accumulation unit value:
    Beginning of period                    $27.69          $23.48          $21.20         $20.30           N/A
    End of period                          $15.56          $27.69          $23.48         $21.20           N/A
  Accumulation units outstanding
  at the end of period                     2,781           2,804           3,008           2,649           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                    $26.87          $25.06          $24.51         $23.96          $21.61
    End of period                          $15.52          $26.87          $25.06         $24.51          $23.96
  Accumulation units outstanding
  at the end of period                     1,546           1,559            511             511            256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $12.60           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    347,867          5,229            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $10.70           N/A             N/A            N/A
    End of period                          $6.46           $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      408             411             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(617)

  Accumulation unit value:
    Beginning of period                    $17.40          $17.70          $16.12         $15.96          $14.71
    End of period                          $10.37          $17.40          $17.70         $16.12          $15.96
  Accumulation units outstanding
  at the end of period                     7,204           7,559           3,395           3,419          3,443

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(617)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(450)

  Accumulation unit value:
    Beginning of period                    $23.41          $21.37          $18.21         $18.17          $15.65
    End of period                          $14.12          $23.41          $21.37         $18.21          $18.17
  Accumulation units outstanding
  at the end of period                     3,118           3,324           2,724           2,467           973

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(450)

  Accumulation unit value:
    Beginning of period                    $15.71           N/A
    End of period                          $15.65           N/A
  Accumulation units outstanding
  at the end of period                      210             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.54           N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,945           2,315            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.81          $9.85            N/A            N/A
    End of period                          $7.39           $10.76          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,929          27,520           329             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.10           N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,924           5,492            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1201)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.50          $12.57           N/A            N/A
    End of period                          $7.49           $11.46          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      337             339             121             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1201)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(529)

  Accumulation unit value:
    Beginning of period                    $18.34          $17.54          $17.14         $17.09          $16.49
    End of period                          $16.99          $18.34          $17.54         $17.14          $17.09
  Accumulation units outstanding
  at the end of period                     10,693          19,572          9,989           7,272          5,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(529)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.69          $11.22         $10.96           N/A
    End of period                          $7.96           $12.75          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     14,322          11,743          9,984           4,780           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.40          $10.24           N/A             N/A            N/A
    End of period                          $9.56           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      189            12,650           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(557)

  Accumulation unit value:
    Beginning of period                    $16.10          $14.72          $11.41          $9.84          $8.80
    End of period                          $8.73           $16.10          $14.72         $11.41          $9.84
  Accumulation units outstanding
  at the end of period                     9,274           10,573          5,527           4,328           217

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(679)

  Accumulation unit value:
    Beginning of period                    $23.10          $21.90          $20.00         $19.27          $16.96
    End of period                          $12.54          $23.10          $21.90         $20.00          $19.27
  Accumulation units outstanding
  at the end of period                     1,991           2,175            446             446            446

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.43          $14.30         $14.30          $14.40
    End of period                          $15.62          $15.01          $14.43         $14.30          $14.30
  Accumulation units outstanding
  at the end of period                     10,810          13,814          12,547         10,070          2,843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1087)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $8.37            N/A            N/A
    End of period                          $6.81           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,553           12,441           896             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(450)

  Accumulation unit value:
    Beginning of period                    $18.38          $19.31          $17.25         $16.22          $13.31
    End of period                          $10.96          $18.38          $19.31         $17.25          $16.22
  Accumulation units outstanding
  at the end of period                     22,092          25,783          22,291         11,394          2,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(450)

  Accumulation unit value:
    Beginning of period                    $12.81           N/A
    End of period                          $13.31           N/A
  Accumulation units outstanding
  at the end of period                      515             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(551)

  Accumulation unit value:
    Beginning of period                    $14.64          $16.07          $14.08         $13.77          $12.97
    End of period                          $8.79           $14.64          $16.07         $14.08          $13.77
  Accumulation units outstanding
  at the end of period                     26,553          29,391          20,750         12,142          1,884

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.90          $11.43           N/A            N/A
    End of period                          $7.15           $11.30          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                    454,476          9,541           10,811           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.72
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                     13,256          21,050          20,776         19,280          5,420

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.81           $6.29            N/A             N/A            N/A
    End of period                          $3.43           $5.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      899             502             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(563)

  Accumulation unit value:
    Beginning of period                    $9.90           $10.99          $9.91          $10.39          $9.91
    End of period                          $6.64           $9.90           $10.99          $9.91          $10.39
  Accumulation units outstanding
  at the end of period                      693             693              -               -             311

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.95           N/A             N/A            N/A
    End of period                          $5.11           $10.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,847           9,923            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(580)

  Accumulation unit value:
    Beginning of period                    $9.34           $9.21           $8.06           $7.91          $7.10
    End of period                          $5.68           $9.34           $9.21           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                     2,075           3,948           4,031           2,076          1,725

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.24          $13.92          $12.00         $11.58          $10.79
    End of period                          $5.42           $11.24          $13.92         $12.00          $11.58
  Accumulation units outstanding
  at the end of period                     6,278           4,520           2,201            770            351

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.24          $10.82         $10.29          $10.57
    End of period                          $8.87           $11.81          $11.24         $10.82          $10.29
  Accumulation units outstanding
  at the end of period                     30,429          33,100          27,113         13,483          4,404

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.17           N/A             N/A            N/A
    End of period                          $6.75           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,254           4,931            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(590)

  Accumulation unit value:
    Beginning of period                    $19.42          $18.00          $14.67         $13.24          $11.43
    End of period                          $10.83          $19.42          $18.00         $14.67          $13.24
  Accumulation units outstanding
  at the end of period                     11,421          17,349          16,239         16,991          5,816

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(950)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $11.36           N/A
    End of period                          $7.61           $13.55          $13.67         $11.77           N/A
  Accumulation units outstanding
  at the end of period                    263,571         256,954         116,961         53,803           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1119)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.30            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,747           4,607            321             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                    $12.25           N/A             N/A             N/A            N/A
    End of period                          $7.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      578             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.14           N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,348            301             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $34.63          $26.19          $22.19         $16.60          $13.42
    End of period                          $21.03          $34.63          $26.19         $22.19          $16.60
  Accumulation units outstanding
  at the end of period                     7,969           11,767         137,900           656            215

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.86           N/A             N/A            N/A
    End of period                          $7.01           $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    595,286          1,593            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                    $15.43          $14.70          $13.71         $12.53          $10.96
    End of period                          $9.41           $15.43          $14.70         $13.71          $12.53
  Accumulation units outstanding
  at the end of period                    194,217          20,290          20,413         35,045         155,291

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(590)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.75          $10.44         $10.24          $9.54
    End of period                          $7.34           $12.04          $11.75         $10.44          $10.24
  Accumulation units outstanding
  at the end of period                     29,958          34,833          34,640         32,407          7,162

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.62            N/A             N/A             N/A            N/A
    End of period                          $6.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,380            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.53          $19.71           N/A             N/A            N/A
    End of period                          $10.27          $17.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,961          15,391           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(557)

  Accumulation unit value:
    Beginning of period                    $14.37          $15.02          $13.08         $12.84          $11.63
    End of period                          $9.14           $14.37          $15.02         $13.08          $12.84
  Accumulation units outstanding
  at the end of period                     24,809          28,734          29,675         28,163          80,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1068)

  Accumulation unit value:
    Beginning of period                    $6.55           $5.85           $5.48            N/A            N/A
    End of period                          $3.62           $6.55           $5.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,873           9,044            773             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.42          $17.51           N/A             N/A            N/A
    End of period                          $8.94           $17.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,872          16,585           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $14.07          $12.50           N/A             N/A            N/A
    End of period                          $7.87           $14.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,421           3,447            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.94          $12.19         $10.97          $9.52
    End of period                          $8.37           $14.48          $13.94         $12.19          $10.97
  Accumulation units outstanding
  at the end of period                     52,975          61,388          39,004         24,568          7,506

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.23           N/A             N/A            N/A
    End of period                          $10.21          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,057          13,875           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(557)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.29          $13.14         $13.14          $12.85
    End of period                          $13.79          $14.05          $13.29         $13.14          $13.14
  Accumulation units outstanding
  at the end of period                     84,187          93,055          53,066         50,883          10,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(557)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(621)

  Accumulation unit value:
    Beginning of period                    $19.84          $21.89          $19.69         $18.52          $16.56
    End of period                          $11.54          $19.84          $21.89         $19.69          $18.52
  Accumulation units outstanding
  at the end of period                      652             652             652             652            333

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.77          $13.21          $12.23         $12.31          $11.99
    End of period                          $8.64           $12.77          $13.21         $12.23          $12.31
  Accumulation units outstanding
  at the end of period                     13,213          13,126          4,431           3,448          4,709

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(450)

  Accumulation unit value:
    Beginning of period                    $19.00          $20.60          $18.65         $18.19          $16.96
    End of period                          $9.80           $19.00          $20.60         $18.65          $18.19
  Accumulation units outstanding
  at the end of period                     1,073           1,615           1,404            816            790

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(450)

  Accumulation unit value:
    Beginning of period                    $15.96           N/A
    End of period                          $16.96           N/A
  Accumulation units outstanding
  at the end of period                      517             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $5.74            N/A             N/A             N/A            N/A
    End of period                          $6.62            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      934             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $8.90            N/A             N/A             N/A            N/A
    End of period                          $7.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      459             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      455             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(551)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.30          $12.66         $11.94          $11.29
    End of period                          $9.07           $15.25          $14.30         $12.66          $11.94
  Accumulation units outstanding
  at the end of period                     9,052           17,943          10,296         10,522          1,221

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.43          $11.00          $10.44         $10.18           N/A
    End of period                          $9.63           $11.43          $11.00         $10.44           N/A
  Accumulation units outstanding
  at the end of period                     22,652          25,827          27,971         25,720           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $15.13          $14.24          $12.76         $12.16          $11.24
    End of period                          $9.56           $15.13          $14.24         $12.76          $12.16
  Accumulation units outstanding
  at the end of period                     25,467          27,064          24,169         12,578          8,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(820)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.60          $10.76         $10.16           N/A
    End of period                          $9.40           $12.22          $11.60         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     4,626           3,416           3,836           4,250           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.53          $12.34         $11.87          $10.76
    End of period                          $10.18          $14.37          $13.53         $12.34          $11.87
  Accumulation units outstanding
  at the end of period                     51,350          46,316          51,424         46,765          26,226

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $7.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,615            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.98          $10.77           N/A             N/A            N/A
    End of period                          $8.78           $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,173           1,610            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(496)

  Accumulation unit value:
    Beginning of period                    $25.37          $24.15          $21.74         $21.13          $19.79
    End of period                          $19.65          $25.37          $24.15         $21.74          $21.13
  Accumulation units outstanding
  at the end of period                     7,149           7,726           4,589           5,516          7,374

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(496)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.51          $11.27         $11.26           N/A
    End of period                          $11.77          $11.78          $11.51         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     74,141          11,227          55,986        1,026,415         N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(551)

  Accumulation unit value:
    Beginning of period                    $21.22          $20.14          $17.04         $16.12          $14.96
    End of period                          $13.82          $21.22          $20.14         $17.04          $16.12
  Accumulation units outstanding
  at the end of period                     2,847           2,798           1,049            454            135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(551)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(630)

  Accumulation unit value:
    Beginning of period                    $29.33          $27.26          $24.53         $23.66          $21.15
    End of period                          $16.38          $29.33          $27.26         $24.53          $23.66
  Accumulation units outstanding
  at the end of period                     28,578          31,489          2,125           2,069          2,070

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(650)

  Accumulation unit value:
    Beginning of period                    $40.94          $35.74          $34.24         $30.71          $26.54
    End of period                          $23.75          $40.94          $35.74         $34.24          $30.71
  Accumulation units outstanding
  at the end of period                     14,239          15,704          13,404         10,495          1,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(650)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(450)

  Accumulation unit value:
    Beginning of period                    $15.21          $15.43          $13.15         $12.68          $11.26
    End of period                          $8.85           $15.21          $15.43         $13.15          $12.68
  Accumulation units outstanding
  at the end of period                     21,595          22,890          18,294         15,731          7,528

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(450)

  Accumulation unit value:
    Beginning of period                    $10.59           N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                      779             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $11.52         $10.06           N/A
    End of period                          $8.01           $12.75          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       -             1,428           1,428           1,428           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(374)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.02          $13.37         $12.36          $10.87
    End of period                          $9.92           $17.19          $16.02         $13.37          $12.36
  Accumulation units outstanding
  at the end of period                       -             3,475           3,475           3,475            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(374)

  Accumulation unit value:
    Beginning of period                    $9.14            N/A
    End of period                          $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.58          $12.01          $11.39         $10.87          $10.11
    End of period                          $8.27           $13.58          $12.01         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                     1,323            758             758             767            330

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.76          $12.29         $11.60          $11.11
    End of period                          $8.82           $14.97          $13.76         $12.29          $11.60
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $8.21           $7.45
    End of period                          $11.11          $8.21
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(175)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.52          $9.78          $9.14
    End of period                          $8.42           $12.01          $11.39         $10.52          $9.78
  Accumulation units outstanding
  at the end of period                     5,887           6,837           8,430           7,074          1,503

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(175)

  Accumulation unit value:
    Beginning of period                    $8.22           $8.48
    End of period                          $9.14           $8.22
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(994)

  Accumulation unit value:
    Beginning of period                    $27.67          $23.47          $22.27           N/A            N/A
    End of period                          $15.55          $27.67          $23.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(514)

  Accumulation unit value:
    Beginning of period                    $26.85          $25.04          $24.49         $23.95          $22.84
    End of period                          $15.51          $26.85          $25.04         $24.49          $23.95
  Accumulation units outstanding
  at the end of period                     3,814           1,963           5,639           3,813           934

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(514)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $12.43           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      201             201             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(181)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.70          $16.12         $15.95          $15.35
    End of period                          $10.36          $17.39          $17.70         $16.12          $15.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(181)

  Accumulation unit value:
    Beginning of period                    $12.61          $12.84
    End of period                          $15.35          $12.61
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(219)

  Accumulation unit value:
    Beginning of period                    $23.40          $21.36          $18.20         $18.16          $15.65
    End of period                          $14.11          $23.40          $21.36         $18.20          $18.16
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(219)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.08
    End of period                          $15.65          $11.44
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $7.07            N/A             N/A             N/A            N/A
    End of period                          $7.39            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,258            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.50          $10.86         $10.79           N/A
    End of period                          $7.49           $11.46          $12.50         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              986            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(313)

  Accumulation unit value:
    Beginning of period                    $18.33          $17.53          $17.13         $17.08          $16.35
    End of period                          $16.98          $18.33          $17.53         $17.13          $17.08
  Accumulation units outstanding
  at the end of period                     1,680           1,905           1,985            729             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(313)

  Accumulation unit value:
    Beginning of period                    $15.50           N/A
    End of period                          $16.35           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.69          $11.22         $11.12           N/A
    End of period                          $7.96           $12.74          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                      397            2,923           2,923           2,923           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.15          $10.12           N/A            N/A
    End of period                          $9.56           $10.40          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,828             -              220             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(219)

  Accumulation unit value:
    Beginning of period                    $16.09          $14.71          $11.40          $9.84          $8.22
    End of period                          $8.73           $16.09          $14.71         $11.40          $9.84
  Accumulation units outstanding
  at the end of period                     2,661           2,724           3,423           3,692          2,466

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(219)

  Accumulation unit value:
    Beginning of period                    $6.03           $6.12
    End of period                          $8.22           $6.03
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(886)

  Accumulation unit value:
    Beginning of period                    $23.09          $21.89          $19.99         $19.23           N/A
    End of period                          $12.54          $23.09          $21.89         $19.99           N/A
  Accumulation units outstanding
  at the end of period                      244             244             244             244            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(886)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.42          $14.29         $14.29          $14.08
    End of period                          $15.61          $14.99          $14.42         $14.29          $14.29
  Accumulation units outstanding
  at the end of period                       -               -              706            1,293            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $14.24          $14.22
    End of period                          $14.08          $14.24
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(312)

  Accumulation unit value:
    Beginning of period                    $18.37          $19.30          $17.24         $16.21          $13.30
    End of period                          $10.96          $18.37          $19.30         $17.24          $16.21
  Accumulation units outstanding
  at the end of period                     2,566           3,027           3,344           2,996          3,547

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(312)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A
    End of period                          $13.30           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(200)

  Accumulation unit value:
    Beginning of period                    $14.63          $16.07          $14.07         $13.76          $12.20
    End of period                          $8.78           $14.63          $16.07         $14.07          $13.76
  Accumulation units outstanding
  at the end of period                     3,604           5,059           5,989           4,888          3,307

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(200)

  Accumulation unit value:
    Beginning of period                    $9.00           $8.46
    End of period                          $12.20          $9.00
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.89          $11.43           N/A            N/A
    End of period                          $7.15           $11.29          $11.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,226           3,184           5,130            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(233)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.77         $10.82          $10.68
    End of period                          $11.50          $11.35          $10.91         $10.77          $10.82
  Accumulation units outstanding
  at the end of period                      844             844             844             844             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(233)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.48
    End of period                          $10.68          $10.62
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $4.29           $4.04           N/A
    End of period                          $3.43           $5.81           $5.70           $4.29           N/A
  Accumulation units outstanding
  at the end of period                      386             387              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.98          $9.91           $9.87           N/A
    End of period                          $6.64           $9.89           $10.98          $9.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             6,115           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $5.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,215            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(195)

  Accumulation unit value:
    Beginning of period                    $9.33           $9.21           $8.06           $7.91          $7.28
    End of period                          $5.67           $9.33           $9.21           $8.06          $7.91
  Accumulation units outstanding
  at the end of period                     3,684           3,829           5,249           5,449          5,659

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(195)

  Accumulation unit value:
    Beginning of period                    $5.77           $5.63
    End of period                          $7.28           $5.77
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $11.24          $13.96           N/A             N/A            N/A
    End of period                          $5.42           $11.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,074           1,075            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(553)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.23          $10.82         $10.29          $10.41
    End of period                          $8.86           $11.81          $11.23         $10.82          $10.29
  Accumulation units outstanding
  at the end of period                     1,121             -               -            26,523            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(317)

  Accumulation unit value:
    Beginning of period                    $19.41          $18.00          $14.66         $13.24          $11.34
    End of period                          $10.83          $19.41          $18.00         $14.66          $13.24
  Accumulation units outstanding
  at the end of period                     5,836           5,471           7,634           7,618          3,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(317)

  Accumulation unit value:
    Beginning of period                    $8.30            N/A
    End of period                          $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.81           N/A
    End of period                          $7.61           $13.55          $13.67         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     56,622          66,289          17,202         33,810           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.46          $12.08           N/A             N/A            N/A
    End of period                          $7.12           $12.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,060           7,216            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.90           N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,574            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(726)

  Accumulation unit value:
    Beginning of period                    $34.63          $26.20          $22.19         $16.60          $16.60
    End of period                          $21.03          $34.63          $26.20         $22.19          $16.60
  Accumulation units outstanding
  at the end of period                       -              417            1,002            417             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $15.45          $14.72          $13.73         $12.54          $11.09
    End of period                          $9.43           $15.45          $14.72         $13.73          $12.54
  Accumulation units outstanding
  at the end of period                     5,030           5,424           5,965           4,452          3,418

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $8.43           $8.50
    End of period                          $11.09          $8.43
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(195)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.74          $10.44         $10.24          $9.52
    End of period                          $7.34           $12.04          $11.74         $10.44          $10.24
  Accumulation units outstanding
  at the end of period                     11,268          11,693          11,780          9,838          1,898

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(195)

  Accumulation unit value:
    Beginning of period                    $7.62           $8.25
    End of period                          $9.52           $7.62
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.52          $19.70           N/A             N/A            N/A
    End of period                          $10.26          $17.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,159           5,721            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(218)

  Accumulation unit value:
    Beginning of period                    $14.38          $15.03          $13.09         $12.85          $11.20
    End of period                          $9.14           $14.38          $15.03         $13.09          $12.85
  Accumulation units outstanding
  at the end of period                     4,045           4,390           4,448           3,762          4,435

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(218)

  Accumulation unit value:
    Beginning of period                    $7.86           $7.89
    End of period                          $11.20          $7.86
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(830)

  Accumulation unit value:
    Beginning of period                    $6.54           $5.84           $5.47           $5.01           N/A
    End of period                          $3.62           $6.54           $5.84           $5.47           N/A
  Accumulation units outstanding
  at the end of period                     6,491           6,491           6,491           7,752           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.41          $17.51           N/A             N/A            N/A
    End of period                          $8.94           $17.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,717          19,983           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.11           N/A
    End of period                          $7.87           $14.07          $13.00         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     10,437          14,986          14,986         14,986           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(181)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.94          $12.19         $10.97          $9.52
    End of period                          $8.37           $14.48          $13.94         $12.19          $10.97
  Accumulation units outstanding
  at the end of period                     6,102           6,394           7,088           7,088          2,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(181)

  Accumulation unit value:
    Beginning of period                    $6.93           $7.20
    End of period                          $9.52           $6.93
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $14.05          $13.28          $13.13         $13.13          $12.87
    End of period                          $13.78          $14.05          $13.28         $13.13          $13.13
  Accumulation units outstanding
  at the end of period                     11,640          3,295           6,510           7,011           864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.25
    End of period                          $12.87          $12.57
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(374)

  Accumulation unit value:
    Beginning of period                    $19.83          $21.88          $19.68         $18.52          $16.76
    End of period                          $11.53          $19.83          $21.88         $19.68          $18.52
  Accumulation units outstanding
  at the end of period                      721            2,749           2,749           2,750           724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(374)

  Accumulation unit value:
    Beginning of period                    $14.89           N/A
    End of period                          $16.76           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.76          $13.21          $12.23         $12.30          $11.98
    End of period                          $8.64           $12.76          $13.21         $12.23          $12.30
  Accumulation units outstanding
  at the end of period                     1,200           1,246           1,683           1,747          1,815

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(196)

  Accumulation unit value:
    Beginning of period                    $18.99          $20.59          $18.64         $18.18          $16.95
    End of period                          $9.80           $18.99          $20.59         $18.64          $18.18
  Accumulation units outstanding
  at the end of period                     1,573           1,574           1,575           1,576           717

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(196)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.95
    End of period                          $16.95          $13.92
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.29          $12.65         $11.93          $10.84
    End of period                          $9.06           $15.24          $14.29         $12.65          $11.93
  Accumulation units outstanding
  at the end of period                     1,227           2,342           2,827           2,894          1,898

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.05
    End of period                          $10.84          $8.75
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.00          $10.43         $10.13           N/A
    End of period                          $9.63           $11.42          $11.00         $10.43           N/A
  Accumulation units outstanding
  at the end of period                      249             331             342             330            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(178)

  Accumulation unit value:
    Beginning of period                    $15.12          $14.23          $12.76         $12.15          $11.16
    End of period                          $9.55           $15.12          $14.23         $12.76          $12.15
  Accumulation units outstanding
  at the end of period                     27,909          29,046          29,256         27,155          22,700

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(178)

  Accumulation unit value:
    Beginning of period                    $9.55           $9.55
    End of period                          $11.16          $9.38
  Accumulation units outstanding
  at the end of period                     14,499            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.60          $10.76         $10.48          $10.16
    End of period                          $9.40           $12.22          $11.60         $10.76          $10.48
  Accumulation units outstanding
  at the end of period                     52,989          53,484          53,861         22,923           196

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.53          $12.34         $11.86          $11.08
    End of period                          $10.18          $14.36          $13.53         $12.34          $11.86
  Accumulation units outstanding
  at the end of period                     37,445          40,437          41,462         27,993          18,519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $9.06           $9.06
    End of period                          $11.08          $9.63
  Accumulation units outstanding
  at the end of period                     2,805             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(181)

  Accumulation unit value:
    Beginning of period                    $25.35          $24.14          $21.73         $21.11          $19.49
    End of period                          $19.64          $25.35          $24.14         $21.73          $21.11
  Accumulation units outstanding
  at the end of period                     1,658           1,841           2,106           1,180          1,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(181)

  Accumulation unit value:
    Beginning of period                    $16.40          $16.25
    End of period                          $19.49          $16.40
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(231)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.50          $11.26         $11.22          $11.39
    End of period                          $11.76          $11.77          $11.50         $11.26          $11.22
  Accumulation units outstanding
  at the end of period                       -             15,997            -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(231)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.62
    End of period                          $11.39          $11.60
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(312)

  Accumulation unit value:
    Beginning of period                    $21.21          $20.13          $17.03         $16.12          $14.37
    End of period                          $13.82          $21.21          $20.13         $17.03          $16.12
  Accumulation units outstanding
  at the end of period                     2,591           1,639           2,014           2,360          2,136

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(312)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A
    End of period                          $14.37           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(363)

  Accumulation unit value:
    Beginning of period                    $29.31          $27.24          $24.52         $23.65          $22.02
    End of period                          $16.37          $29.31          $27.24         $24.52          $23.65
  Accumulation units outstanding
  at the end of period                     5,040           5,572           5,194           5,238          1,399

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(363)

  Accumulation unit value:
    Beginning of period                    $20.08           N/A
    End of period                          $22.02           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(200)

  Accumulation unit value:
    Beginning of period                    $40.92          $35.73          $34.23         $30.70          $26.61
    End of period                          $23.73          $40.92          $35.73         $34.23          $30.70
  Accumulation units outstanding
  at the end of period                     1,865           2,067           3,165           2,150           767

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(200)

  Accumulation unit value:
    Beginning of period                    $19.65          $17.73
    End of period                          $26.61          $19.65
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(313)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.42          $13.15         $12.68          $11.26
    End of period                          $8.84           $15.20          $15.42         $13.15          $12.68
  Accumulation units outstanding
  at the end of period                     1,719           1,765           2,239           2,303          1,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(313)

  Accumulation unit value:
    Beginning of period                    $8.86            N/A
    End of period                          $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.31%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(848)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.36          $11.52         $10.66           N/A
    End of period                          $8.01           $12.75          $15.36         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     5,364           5,478           1,606            772            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(851)

  Accumulation unit value:
    Beginning of period                    $17.16          $16.00          $13.36         $11.91           N/A
    End of period                          $9.91           $17.16          $16.00         $13.36           N/A
  Accumulation units outstanding
  at the end of period                     2,907           2,322            439             332            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.46           N/A             N/A             N/A            N/A
    End of period                          $8.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      888             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(893)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.38          $10.51         $10.11           N/A
    End of period                          $8.41           $12.00          $11.38         $10.51           N/A
  Accumulation units outstanding
  at the end of period                     2,942           2,592           2,347           2,343           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(893)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $21.95           N/A             N/A             N/A            N/A
    End of period                          $15.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      225             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $22.48           N/A             N/A             N/A            N/A
    End of period                          $15.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      214             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $11.50           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,339          12,092           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $23.36          $23.62           N/A             N/A            N/A
    End of period                          $14.09          $23.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      307              37             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.65           N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,928           3,928            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.76          $11.16           N/A             N/A            N/A
    End of period                          $7.39           $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,636           3,636            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.58           N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,493           3,838            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(871)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.49          $10.86         $10.79           N/A
    End of period                          $7.49           $11.46          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     1,377           1,379           1,380           3,546           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(716)

  Accumulation unit value:
    Beginning of period                    $18.30          $17.51          $17.11         $17.06          $16.87
    End of period                          $16.96          $18.30          $17.51         $17.11          $17.06
  Accumulation units outstanding
  at the end of period                     4,488           5,405           5,438           4,251           308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.74          $12.69          $11.22         $10.27           N/A
    End of period                          $7.95           $12.74          $12.69         $11.22           N/A
  Accumulation units outstanding
  at the end of period                      379             395             334             399            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.55            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      975             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(716)

  Accumulation unit value:
    Beginning of period                    $16.08          $14.70          $11.39          $9.83          $9.47
    End of period                          $8.72           $16.08          $14.70         $11.39          $9.83
  Accumulation units outstanding
  at the end of period                     10,111          11,199          9,730           8,365          2,119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(893)

  Accumulation unit value:
    Beginning of period                    $23.06          $21.86          $19.96         $19.09           N/A
    End of period                          $12.52          $23.06          $21.86         $19.96           N/A
  Accumulation units outstanding
  at the end of period                      564             713             781             743            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(893)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(828)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.41          $14.28         $14.36           N/A
    End of period                          $15.59          $14.97          $14.41         $14.28           N/A
  Accumulation units outstanding
  at the end of period                      329            1,057           1,128           1,206           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $9.48            N/A            N/A
    End of period                          $6.80           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,922          12,783            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(528)

  Accumulation unit value:
    Beginning of period                    $18.35          $19.29          $17.23         $16.20          $14.27
    End of period                          $10.95          $18.35          $19.29         $17.23          $16.20
  Accumulation units outstanding
  at the end of period                     3,486           3,329           2,938           2,880          1,022

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(528)

  Accumulation unit value:
    Beginning of period                    $14.62          $16.05          $14.06         $13.75          $12.83
    End of period                          $8.77           $14.62          $16.05         $14.06          $13.75
  Accumulation units outstanding
  at the end of period                     3,635           3,189           3,023           2,963          1,077

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.28          $11.88          $11.42           N/A            N/A
    End of period                          $7.14           $11.28          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,417           5,972           11,498           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(857)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.91          $10.77         $10.95           N/A
    End of period                          $11.49          $11.34          $10.91         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     2,481           3,197           3,054           3,027           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1188)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.70           $5.48            N/A            N/A
    End of period                          $3.43           $5.81           $5.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                       60             828             144             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1188)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(834)

  Accumulation unit value:
    Beginning of period                    $11.23          $13.91          $11.99         $11.03           N/A
    End of period                          $5.41           $11.23          $13.91         $11.99           N/A
  Accumulation units outstanding
  at the end of period                       -             1,050            575             608            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.22          $10.81         $10.28          $10.21
    End of period                          $8.85           $11.80          $11.22         $10.81          $10.28
  Accumulation units outstanding
  at the end of period                     6,234           6,304           6,444           4,032           163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(524)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.99          $14.66         $13.24          $11.64
    End of period                          $10.82          $19.40          $17.99         $14.66          $13.24
  Accumulation units outstanding
  at the end of period                     9,342           9,595           14,562         14,379          3,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.67          $11.77         $10.89          $10.47
    End of period                          $7.61           $13.55          $13.67         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                    104,741         107,613          80,423         79,396           222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,779            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.33           N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,206           9,230            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $34.60          $26.18          $22.18         $16.59          $16.70
    End of period                          $21.01          $34.60          $26.18         $22.18          $16.59
  Accumulation units outstanding
  at the end of period                     2,400           2,558           2,580           2,471           100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(524)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.69          $13.70         $12.52          $11.48
    End of period                          $9.40           $15.42          $14.69         $13.70          $12.52
  Accumulation units outstanding
  at the end of period                     10,400          11,517          9,694           9,784          3,075

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(524)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.74          $10.44         $10.23          $9.77
    End of period                          $7.33           $12.03          $11.74         $10.44          $10.23
  Accumulation units outstanding
  at the end of period                     12,762          11,014          13,700         13,448          7,032

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.50          $19.69           N/A             N/A            N/A
    End of period                          $10.25          $17.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,366           2,565            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(524)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.01          $13.07         $12.83          $11.68
    End of period                          $9.13           $14.35          $15.01         $13.07          $12.83
  Accumulation units outstanding
  at the end of period                     6,384           6,780           3,124           2,952          1,119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $6.54           $5.84           $5.46           $5.46          $5.44
    End of period                          $3.61           $6.54           $5.84           $5.46          $5.46
  Accumulation units outstanding
  at the end of period                     4,468           4,749           3,650           3,313           306

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.41          $17.51           N/A             N/A            N/A
    End of period                          $8.94           $17.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,019          12,953           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.00          $11.86         $11.06          $11.04
    End of period                          $7.86           $14.07          $13.00         $11.86          $11.06
  Accumulation units outstanding
  at the end of period                     13,537          13,783          16,233         16,083           603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.93          $12.19         $10.96          $10.80
    End of period                          $8.36           $14.47          $13.93         $12.19          $10.96
  Accumulation units outstanding
  at the end of period                     3,983           4,555           4,586          10,156          1,386

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1927)

  Accumulation unit value:
    Beginning of period                    $3.86            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      409             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      827             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(827)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.27          $13.12         $13.19           N/A
    End of period                          $13.77          $14.03          $13.27         $13.12           N/A
  Accumulation units outstanding
  at the end of period                     6,043           9,201           11,712         10,492           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(716)

  Accumulation unit value:
    Beginning of period                    $12.74          $13.19          $12.21         $12.29          $12.18
    End of period                          $8.62           $12.74          $13.19         $12.21          $12.29
  Accumulation units outstanding
  at the end of period                     2,321           2,499           7,103           5,615           427

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(716)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(926)

  Accumulation unit value:
    Beginning of period                    $18.96          $20.56          $18.62         $17.93           N/A
    End of period                          $9.78           $18.96          $20.56         $18.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -              606             606            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(926)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.28          $12.64         $11.93          $10.84
    End of period                          $9.05           $15.23          $14.28         $12.64          $11.93
  Accumulation units outstanding
  at the end of period                     15,924          17,194          18,271         18,316          8,761

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $10.83           N/A
    End of period                          $10.84           N/A
  Accumulation units outstanding
  at the end of period                     2,285            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(916)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.00          $10.43         $10.33           N/A
    End of period                          $9.62           $11.42          $11.00         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     1,161           1,375           3,707           3,707           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(485)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.22          $12.75         $12.14          $11.15
    End of period                          $9.54           $15.10          $14.22         $12.75          $12.14
  Accumulation units outstanding
  at the end of period                     66,235          73,747          71,453         71,245          12,439

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(485)

  Accumulation unit value:
    Beginning of period                    $11.15           N/A
    End of period                          $11.15           N/A
  Accumulation units outstanding
  at the end of period                     2,212            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(720)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.60          $10.75         $10.48          $10.30
    End of period                          $9.40           $12.21          $11.60         $10.75          $10.48
  Accumulation units outstanding
  at the end of period                    101,651          87,611          85,129         53,509           271

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $14.35          $13.52          $12.33         $11.86          $11.07
    End of period                          $10.16          $14.35          $13.52         $12.33          $11.86
  Accumulation units outstanding
  at the end of period                     35,555          38,780          39,802         40,608           161

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $11.05           N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                     2,222            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(916)

  Accumulation unit value:
    Beginning of period                    $25.32          $24.11          $21.70         $21.35           N/A
    End of period                          $19.61          $25.32          $24.11         $21.70           N/A
  Accumulation units outstanding
  at the end of period                      124             223             223             223            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(916)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.49          $11.25         $11.19           N/A
    End of period                          $11.74          $11.76          $11.49         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     2,414           25,372          27,457         18,707           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                    $21.20          $20.12          $18.32           N/A            N/A
    End of period                          $13.81          $21.20          $20.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      211             237             102             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $29.27          $28.95           N/A             N/A            N/A
    End of period                          $16.35          $29.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,122            896             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $40.86          $35.68          $34.19         $29.97           N/A
    End of period                          $23.70          $40.86          $35.68         $34.19           N/A
  Accumulation units outstanding
  at the end of period                     1,047            842             719             761            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(528)

  Accumulation unit value:
    Beginning of period                    $15.19          $15.41          $13.14         $12.67          $11.73
    End of period                          $8.83           $15.19          $15.41         $13.14          $12.67
  Accumulation units outstanding
  at the end of period                     2,713           1,773           1,379           1,351           931

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.32%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(834)

  Accumulation unit value:
    Beginning of period                    $12.75          $15.35          $11.52         $10.49           N/A
    End of period                          $8.01           $12.75          $15.35         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     1,675             17            2,124            535            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                    $17.14          $15.98          $13.34         $12.72           N/A
    End of period                          $9.89           $17.14          $15.98         $13.34           N/A
  Accumulation units outstanding
  at the end of period                     3,913           2,550           1,892            729            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(649)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.00          $11.38         $10.86          $9.83
    End of period                          $8.26           $13.57          $12.00         $11.38          $10.86
  Accumulation units outstanding
  at the end of period                      119             261             393             556            635

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(649)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(652)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.73          $12.27         $11.59          $9.94
    End of period                          $8.80           $14.94          $13.73         $12.27          $11.59
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(652)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(540)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.37          $10.51          $9.77          $9.17
    End of period                          $8.40           $11.99          $11.37         $10.51          $9.77
  Accumulation units outstanding
  at the end of period                      589             590            17,285         18,461          17,869

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1136)

  Accumulation unit value:
    Beginning of period                    $27.60          $23.42          $21.75           N/A            N/A
    End of period                          $15.51          $27.60          $23.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,451             -               82             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1136)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $4.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,099            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                    $26.78          $24.98          $24.44         $23.90          $21.56
    End of period                          $15.47          $26.78          $24.98         $24.44          $23.90
  Accumulation units outstanding
  at the end of period                     1,641             -              191             191            191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60          $10.79           N/A             N/A            N/A
    End of period                          $6.48           $13.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,429           9,918            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $6.46            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,140            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(540)

  Accumulation unit value:
    Beginning of period                    $17.35          $17.66          $16.09         $15.93          $15.18
    End of period                          $10.34          $17.35          $17.66         $16.09          $15.93
  Accumulation units outstanding
  at the end of period                       -             1,181           11,328         12,050          10,794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $10.37           N/A             N/A            N/A
    End of period                          $6.16           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,107          27,052           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.81          $9.85            N/A            N/A
    End of period                          $7.38           $10.76          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,512           5,619           11,764           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.80           $10.14           N/A             N/A            N/A
    End of period                          $5.95           $9.80            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,539            133             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1016)

  Accumulation unit value:
    Beginning of period                    $11.46          $12.49          $11.62           N/A            N/A
    End of period                          $7.49           $11.46          $12.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1016)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $18.28          $17.49          $17.10         $17.05          $16.53
    End of period                          $16.94          $18.28          $17.49         $17.10          $17.05
  Accumulation units outstanding
  at the end of period                     2,842           2,102           1,551            763           1,695

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.74          $12.49           N/A             N/A            N/A
    End of period                          $7.96           $12.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       16              19             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.15          $9.97            N/A            N/A
    End of period                          $9.55           $10.40          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,151           5,975           6,046            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(618)

  Accumulation unit value:
    Beginning of period                    $16.06          $14.68          $11.39          $9.83          $8.44
    End of period                          $8.71           $16.06          $14.68         $11.39          $9.83
  Accumulation units outstanding
  at the end of period                     2,456           9,035           5,020           3,488          3,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(1141)

  Accumulation unit value:
    Beginning of period                    $23.03          $21.84          $19.33           N/A            N/A
    End of period                          $12.50          $23.03          $21.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,147            341             368             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.39          $14.26         $14.26          $14.37
    End of period                          $15.57          $14.96          $14.39         $14.26          $14.26
  Accumulation units outstanding
  at the end of period                     3,479           2,386           3,271           4,087          4,992

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $13.94          $10.82          $10.00           N/A            N/A
    End of period                          $6.80           $13.94          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,673           8,534           2,600            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(618)

  Accumulation unit value:
    Beginning of period                    $18.33          $19.27          $17.21         $16.19          $14.13
    End of period                          $10.93          $18.33          $19.27         $17.21          $16.19
  Accumulation units outstanding
  at the end of period                     3,298           3,480           4,429           2,976          1,328

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(795)

  Accumulation unit value:
    Beginning of period                    $14.60          $16.04          $14.05         $13.37           N/A
    End of period                          $8.76           $14.60          $16.04         $14.05           N/A
  Accumulation units outstanding
  at the end of period                       -             1,168           1,390           1,291           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.37           N/A             N/A            N/A
    End of period                          $6.08           $9.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,184          30,333           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.87          $11.41           N/A            N/A
    End of period                          $7.13           $11.27          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,717          10,821          10,129           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(536)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.90          $10.76         $10.82          $10.91
    End of period                          $11.48          $11.33          $10.90         $10.76          $10.82
  Accumulation units outstanding
  at the end of period                     9,701           11,149          14,871         15,887          11,568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(616)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.70           $4.28           $4.34          $3.87
    End of period                          $3.42           $5.80           $5.70           $4.28          $4.34
  Accumulation units outstanding
  at the end of period                     3,739           3,219           5,161           1,387          1,719

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.31          $10.95           N/A             N/A            N/A
    End of period                          $5.10           $10.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,294           855             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(547)

  Accumulation unit value:
    Beginning of period                    $9.32           $9.19           $8.05           $7.90          $7.35
    End of period                          $5.66           $9.32           $9.19           $8.05          $7.90
  Accumulation units outstanding
  at the end of period                     3,873           1,484           4,269           4,353          1,818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $11.22          $13.90          $11.99         $11.56          $10.73
    End of period                          $5.41           $11.22          $13.90         $11.99          $11.56
  Accumulation units outstanding
  at the end of period                     15,045          3,668           6,729           5,608          4,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.22          $10.80         $10.27          $10.13
    End of period                          $8.85           $11.79          $11.22         $10.80          $10.27
  Accumulation units outstanding
  at the end of period                     8,804           4,773           6,278           5,325          3,692

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(536)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.98          $14.65         $13.23          $11.26
    End of period                          $10.81          $19.39          $17.98         $14.65          $13.23
  Accumulation units outstanding
  at the end of period                     11,419          12,847          19,408         21,333          15,932

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(814)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.66          $11.77         $10.54           N/A
    End of period                          $7.60           $13.54          $13.66         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     86,709          78,449          40,958          8,229           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.67          $9.82            N/A            N/A
    End of period                          $6.24           $11.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,591          9,454           3,508            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.45          $12.07           N/A             N/A            N/A
    End of period                          $7.11           $12.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,832            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.67           N/A             N/A            N/A
    End of period                          $6.08           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      321            4,250            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(616)

  Accumulation unit value:
    Beginning of period                    $34.58          $26.17          $22.17         $16.59          $14.60
    End of period                          $21.00          $34.58          $26.17         $22.17          $16.59
  Accumulation units outstanding
  at the end of period                     2,108           6,051           12,722          1,445          3,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $7.01            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,821            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(536)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.68          $13.70         $12.52          $11.25
    End of period                          $9.40           $15.41          $14.68         $13.70          $12.52
  Accumulation units outstanding
  at the end of period                     16,300          14,604          21,581         24,009          32,650

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(536)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.73          $10.43         $10.23          $9.42
    End of period                          $7.33           $12.02          $11.73         $10.43          $10.23
  Accumulation units outstanding
  at the end of period                     19,440          21,437          28,423         31,857          24,701

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.49          $19.67           N/A             N/A            N/A
    End of period                          $10.24          $17.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,227           5,700            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                    $14.34          $15.00          $13.06         $12.83          $11.34
    End of period                          $9.12           $14.34          $15.00         $13.06          $12.83
  Accumulation units outstanding
  at the end of period                     13,622          15,512          21,677         23,671          25,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $6.53           $5.84           $5.46           $5.46          $5.24
    End of period                          $3.61           $6.53           $5.84           $5.46          $5.46
  Accumulation units outstanding
  at the end of period                     16,787          12,481          12,644         10,377          8,463

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.40          $17.50           N/A             N/A            N/A
    End of period                          $8.94           $17.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,226          13,384           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(982)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.00          $11.86         $11.95           N/A
    End of period                          $7.86           $14.06          $13.00         $11.86           N/A
  Accumulation units outstanding
  at the end of period                       -             3,244             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(982)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(547)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.92          $12.18         $10.96          $9.79
    End of period                          $8.36           $14.46          $13.92         $12.18          $10.96
  Accumulation units outstanding
  at the end of period                     2,671           3,755           3,454           2,982          2,431

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $4.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,959            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A             N/A             N/A            N/A
    End of period                          $4.13            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,009            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.85          $10.24           N/A             N/A            N/A
    End of period                          $10.20          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,990           183             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(485)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.26          $13.11         $13.12          $12.85
    End of period                          $13.75          $14.02          $13.26         $13.11          $13.12
  Accumulation units outstanding
  at the end of period                     20,454          7,984           8,392           7,981          12,376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(485)

  Accumulation unit value:
    Beginning of period                    $12.84           N/A
    End of period                          $12.85           N/A
  Accumulation units outstanding
  at the end of period                     4,812            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(830)

  Accumulation unit value:
    Beginning of period                    $19.78          $21.82          $19.64         $17.59           N/A
    End of period                          $11.50          $19.78          $21.82         $19.64           N/A
  Accumulation units outstanding
  at the end of period                      317             317             318             319            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.74          $13.18          $12.21         $12.29          $11.97
    End of period                          $8.62           $12.74          $13.18         $12.21          $12.29
  Accumulation units outstanding
  at the end of period                     6,022           7,083           8,356           1,599          3,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(649)

  Accumulation unit value:
    Beginning of period                    $18.94          $20.54          $18.60         $18.14          $16.78
    End of period                          $9.77           $18.94          $20.54         $18.60          $18.14
  Accumulation units outstanding
  at the end of period                       90             221             384             544            621

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(649)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division(1922)

  Accumulation unit value:
    Beginning of period                    $7.40            N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      192             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division(1922)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $9.91           $10.10           N/A             N/A            N/A
    End of period                          $6.83           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,236          27,232           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.26          $12.63         $11.92          $10.98
    End of period                          $9.04           $15.21          $14.26         $12.63          $11.92
  Accumulation units outstanding
  at the end of period                     23,666          30,797          42,393         49,940          60,957

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.99          $10.43         $10.29          $9.96
    End of period                          $9.62           $11.42          $10.99         $10.43          $10.29
  Accumulation units outstanding
  at the end of period                     13,122          14,185           187             187             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(591)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.21          $12.74         $12.14          $11.20
    End of period                          $9.53           $15.09          $14.21         $12.74          $12.14
  Accumulation units outstanding
  at the end of period                     17,227          12,047          12,850          9,075          26,599

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.63          $10.78         $10.37           N/A
    End of period                          $9.42           $12.24          $11.63         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     23,822          26,062           267             224            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(547)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.50          $12.32         $11.85          $11.20
    End of period                          $10.15          $14.33          $13.50         $12.32          $11.85
  Accumulation units outstanding
  at the end of period                     69,285         105,650          85,483         45,587          20,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.51          $10.12           N/A            N/A
    End of period                          $8.78           $10.97          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,442           2,174            925             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income
Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                    $25.29          $24.08          $21.68         $21.07          $19.75
    End of period                          $19.59          $25.29          $24.08         $21.68          $21.07
  Accumulation units outstanding
  at the end of period                     1,802           2,670           9,238           9,591          8,609

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.49          $11.25         $11.20          $11.20
    End of period                          $11.74          $11.76          $11.49         $11.25          $11.20
  Accumulation units outstanding
  at the end of period                     1,292           20,797          6,744          97,060           234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(536)

  Accumulation unit value:
    Beginning of period                    $21.19          $20.11          $17.02         $16.11          $14.36
    End of period                          $13.80          $21.19          $20.11         $17.02          $16.11
  Accumulation units outstanding
  at the end of period                     1,779           1,991           4,666           4,832          5,012

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $29.24          $27.18          $24.46         $23.60          $21.55
    End of period                          $16.33          $29.24          $27.18         $24.46          $23.60
  Accumulation units outstanding
  at the end of period                     2,353           2,250            960             978           1,849

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $40.81          $35.64          $34.15         $30.64          $27.04
    End of period                          $23.67          $40.81          $35.64         $34.15          $30.64
  Accumulation units outstanding
  at the end of period                     1,516           2,372           2,051           2,147          1,276

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(653)

  Accumulation unit value:
    Beginning of period                    $15.20          $15.42          $13.15         $12.69          $11.37
    End of period                          $8.84           $15.20          $15.42         $13.15          $12.69
  Accumulation units outstanding
  at the end of period                     1,443           3,778           5,197           4,837            7

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(653)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.345%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1156)

  Accumulation unit value:
    Beginning of period                    $12.74          $15.35          $14.05           N/A            N/A
    End of period                          $8.00           $12.74          $15.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      754             190             501             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(611)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.98          $11.37         $10.85          $10.40
    End of period                          $8.25           $13.54          $11.98         $11.37          $10.85
  Accumulation units outstanding
  at the end of period                      105             158             546             253            311

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(612)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.35          $10.48          $9.75          $9.08
    End of period                          $8.38           $11.96          $11.35         $10.48          $9.75
  Accumulation units outstanding
  at the end of period                     1,340           1,075            253            8,011            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1205)

  Accumulation unit value:
    Beginning of period                    $27.51          $23.35          $23.24           N/A            N/A
    End of period                          $15.46          $27.51          $23.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              229             229             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.63           N/A             N/A             N/A            N/A
    End of period                          $6.48            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,762           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                    $23.28          $21.26          $18.12         $18.10          $16.35
    End of period                          $14.03          $23.28          $21.26         $18.12          $18.10
  Accumulation units outstanding
  at the end of period                       33              50              65             81              99

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.95            N/A             N/A            N/A
    End of period                          $6.15           $9.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              877             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $9.79            N/A             N/A            N/A
    End of period                          $5.71           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      236             161             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.81          $9.93            N/A            N/A
    End of period                          $7.38           $10.75          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,678             -             22,747           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $11.52          $12.57          $10.94         $10.33           N/A
    End of period                          $7.53           $11.52          $12.57         $10.94           N/A
  Accumulation units outstanding
  at the end of period                      459              27              19              7             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(611)

  Accumulation unit value:
    Beginning of period                    $18.22          $17.43          $17.05         $17.01          $16.18
    End of period                          $16.88          $18.22          $17.43         $17.05          $17.01
  Accumulation units outstanding
  at the end of period                     3,229            659             674             81             100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                    $12.73          $12.68          $11.21         $11.09           N/A
    End of period                          $7.95           $12.73          $12.68         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     3,069            543             419            1,118           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                    $16.02          $14.65          $11.36          $9.81          $8.51
    End of period                          $8.69           $16.02          $14.65         $11.36          $9.81
  Accumulation units outstanding
  at the end of period                       64             475            2,188           1,686           190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $22.96          $21.78          $19.89         $19.18          $17.24
    End of period                          $12.46          $22.96          $21.78         $19.89          $19.18
  Accumulation units outstanding
  at the end of period                       32              48             254             76              94

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(611)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.35          $14.22         $14.23          $13.92
    End of period                          $15.51          $14.91          $14.35         $14.22          $14.23
  Accumulation units outstanding
  at the end of period                      539             559            4,327            630           1,787

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                    $18.29          $19.23          $17.18         $16.16          $14.38
    End of period                          $10.91          $18.29          $19.23         $17.18          $16.16
  Accumulation units outstanding
  at the end of period                      397             596             160             188            794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(611)

  Accumulation unit value:
    Beginning of period                    $14.56          $16.00          $14.02         $13.72          $12.63
    End of period                          $8.74           $14.56          $16.00         $14.02          $13.72
  Accumulation units outstanding
  at the end of period                      579             232             251             104            128

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.85          $11.39           N/A            N/A
    End of period                          $7.12           $11.25          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      526             650             626             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(726)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.75         $10.81          $10.86
    End of period                          $11.46          $11.31          $10.88         $10.75          $10.81
  Accumulation units outstanding
  at the end of period                     5,215           8,616            486             301             23

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(726)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(633)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.95          $9.88          $10.37          $9.04
    End of period                          $6.61           $9.85           $10.95          $9.88          $10.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -             832

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(633)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.84           N/A             N/A             N/A            N/A
    End of period                          $5.10            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,203            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $6.28            N/A             N/A             N/A            N/A
    End of period                          $5.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,885            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(784)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.19          $10.78         $10.23           N/A
    End of period                          $8.82           $11.76          $11.19         $10.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(978)

  Accumulation unit value:
    Beginning of period                    $19.36          $17.96          $14.64         $14.67           N/A
    End of period                          $10.79          $19.36          $17.96         $14.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -              546             966            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(978)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.66          $11.77         $10.89          $10.53
    End of period                          $7.59           $13.53          $13.66         $11.77          $10.89
  Accumulation units outstanding
  at the end of period                     27,836          29,510          7,537           9,161          4,795

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1205)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.67          $10.77           N/A            N/A
    End of period                          $6.23           $11.83          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,620           11,727           578             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.44          $12.06           N/A             N/A            N/A
    End of period                          $7.11           $12.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,507           9,609            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1373)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.35           N/A             N/A            N/A
    End of period                          $6.07           $11.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,912            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1373)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $34.51          $26.12          $22.13         $16.56          $14.56
    End of period                          $20.95          $34.51          $26.12         $22.13          $16.56
  Accumulation units outstanding
  at the end of period                     2,851           1,676           1,710           1,475            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(784)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.66          $13.68         $12.57           N/A
    End of period                          $9.38           $15.39          $14.66         $13.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,774           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(633)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.72          $10.42         $10.22          $9.31
    End of period                          $7.31           $12.00          $11.72         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                       -               -              352            2,855          1,708

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(633)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $7.79            N/A             N/A             N/A            N/A
    End of period                          $5.99            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,244            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.45          $19.64           N/A             N/A            N/A
    End of period                          $10.22          $17.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      320             399             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(784)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.98          $13.05         $12.30           N/A
    End of period                          $9.10           $14.32          $14.98         $13.05           N/A
  Accumulation units outstanding
  at the end of period                      295              -               -              392            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(799)

  Accumulation unit value:
    Beginning of period                    $6.52           $5.83           $5.45           $4.97           N/A
    End of period                          $3.60           $6.52           $5.83           $5.45           N/A
  Accumulation units outstanding
  at the end of period                      169             311             311             311            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.49           N/A             N/A            N/A
    End of period                          $8.93           $17.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,733           8,907            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(784)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.99          $11.85         $11.12           N/A
    End of period                          $7.85           $14.05          $12.99         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     1,207           6,889           1,225           1,174           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.90          $12.17         $10.95          $9.60
    End of period                          $8.34           $14.44          $13.90         $12.17          $10.95
  Accumulation units outstanding
  at the end of period                      938             967            1,290            145            169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      279             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(611)

  Accumulation unit value:
    Beginning of period                    $13.98          $13.23          $13.09         $13.09          $12.79
    End of period                          $13.72          $13.98          $13.23         $13.09          $13.09
  Accumulation units outstanding
  at the end of period                     2,185            312             341             888           1,022

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.71          $13.15          $12.18         $12.26          $11.95
    End of period                          $8.59           $12.71          $13.15         $12.18          $12.26
  Accumulation units outstanding
  at the end of period                      191             605             599             161           24,937

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(728)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.99          $12.39         $11.70          $11.69
    End of period                          $8.86           $14.91          $13.99         $12.39          $11.70
  Accumulation units outstanding
  at the end of period                       54              41              26             14              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.99          $10.43         $10.29          $9.96
    End of period                          $9.61           $11.41          $10.99         $10.43          $10.29
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(540)

  Accumulation unit value:
    Beginning of period                    $15.05          $14.18          $12.71         $12.11          $11.20
    End of period                          $9.50           $15.05          $14.18         $12.71          $12.11
  Accumulation units outstanding
  at the end of period                     1,857           1,855           1,845            669            627

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(540)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(862)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.59          $10.75         $10.43           N/A
    End of period                          $9.38           $12.20          $11.59         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     2,986           2,838             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(575)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.47          $12.30         $11.83          $10.74
    End of period                          $10.13          $14.30          $13.47         $12.30          $11.83
  Accumulation units outstanding
  at the end of period                     12,008          12,325          12,991         13,658          13,109

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $6.46            N/A             N/A             N/A            N/A
    End of period                          $6.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,034            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(722)

  Accumulation unit value:
    Beginning of period                    $25.21          $24.01          $21.62         $21.02          $20.67
    End of period                          $19.52          $25.21          $24.01         $21.62          $21.02
  Accumulation units outstanding
  at the end of period                      285             137             111            2,174          1,963

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.44          $11.21         $11.20           N/A
    End of period                          $11.69          $11.71          $11.44         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -             3,042           3,499           7,263           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                    $21.16          $20.09          $17.01         $16.10          $14.72
    End of period                          $13.78          $21.16          $20.09         $17.01          $16.10
  Accumulation units outstanding
  at the end of period                      459             196             213             214            220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(737)

  Accumulation unit value:
    Beginning of period                    $29.15          $27.10          $24.40         $23.54          $23.54
    End of period                          $16.27          $29.15          $27.10         $24.40          $23.54
  Accumulation units outstanding
  at the end of period                      185             182             715             94              39

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(737)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(858)

  Accumulation unit value:
    Beginning of period                    $40.93          $35.75          $34.34         $30.35           N/A
    End of period                          $23.73          $40.93          $35.75         $34.34           N/A
  Accumulation units outstanding
  at the end of period                       13             157             155              2             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(611)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.38          $13.12         $12.65          $11.53
    End of period                          $8.81           $15.15          $15.38         $13.12          $12.65
  Accumulation units outstanding
  at the end of period                      359            1,732            524             525           2,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.35%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.35          $10.49          $9.75          $9.12
    End of period                          $8.38           $11.97          $11.35         $10.49          $9.75
  Accumulation units outstanding
  at the end of period                       -             4,414           4,569           4,576          4,414

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                    $8.74            N/A
    End of period                          $9.12            N/A
  Accumulation units outstanding
  at the end of period                     4,414            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(980)

  Accumulation unit value:
    Beginning of period                    $16.01          $14.64          $11.36         $11.36           N/A
    End of period                          $8.68           $16.01          $14.64         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -              144             151            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(980)

  Accumulation unit value:
    Beginning of period                    $18.28          $19.22          $17.17         $17.18           N/A
    End of period                          $10.90          $18.28          $19.22         $17.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               95             100            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(980)

  Accumulation unit value:
    Beginning of period                    $14.56          $15.99          $14.02         $14.02           N/A
    End of period                          $8.73           $14.56          $15.99         $14.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -              116             122            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.85          $11.39           N/A            N/A
    End of period                          $7.11           $11.24          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,854           1,854            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(752)

  Accumulation unit value:
    Beginning of period                    $9.29           $9.17           $8.03           $7.59           N/A
    End of period                          $5.65           $9.29           $9.17           $8.03           N/A
  Accumulation units outstanding
  at the end of period                      969            1,118           1,239           1,418           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.53          $14.15           N/A             N/A            N/A
    End of period                          $7.59           $13.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,635            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                    $15.38          $14.66          $13.68         $11.86           N/A
    End of period                          $9.38           $15.38          $14.66         $13.68           N/A
  Accumulation units outstanding
  at the end of period                      549             688             772             836            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.44          $19.63           N/A             N/A            N/A
    End of period                          $10.21          $17.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,032            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(980)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.90          $12.16         $12.17           N/A
    End of period                          $8.34           $14.43          $13.90         $12.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -              134             140            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.70          $13.15          $12.18         $12.26          $11.94
    End of period                          $8.59           $12.70          $13.15         $12.18          $12.26
  Accumulation units outstanding
  at the end of period                       -             3,422           3,422           3,422          3,422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(980)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.59          $10.75         $10.77           N/A
    End of period                          $9.38           $12.20          $11.59         $10.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -              303             317            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(825)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.47          $12.29         $11.50           N/A
    End of period                          $10.12          $14.29          $13.47         $12.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            10,077           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(980)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.00          $21.61         $21.69           N/A
    End of period                          $19.51          $25.19          $24.00         $21.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               75             79             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $29.13          $27.08          $24.39         $21.80           N/A
    End of period                          $16.26          $29.13          $27.08         $24.39           N/A
  Accumulation units outstanding
  at the end of period                      337             379             431             491            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                    $40.66          $35.52          $34.04         $34.12           N/A
    End of period                          $23.57          $40.66          $35.52         $34.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               48             50             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.36%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.05          $16.33           N/A             N/A            N/A
    End of period                          $9.84           $17.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,963           8,000            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(934)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.70          $12.25         $11.36           N/A
    End of period                          $8.77           $14.90          $13.70         $12.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -              298             299            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $11.88           N/A             N/A            N/A
    End of period                          $6.47           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,121          10,066           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(934)

  Accumulation unit value:
    Beginning of period                    $23.24          $21.23          $18.10         $16.94           N/A
    End of period                          $14.01          $23.24          $21.23         $18.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -              204             204            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(960)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.63          $11.35         $10.95           N/A
    End of period                          $8.67           $16.00          $14.63         $11.35           N/A
  Accumulation units outstanding
  at the end of period                     9,860           9,856           1,303           1,303           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(960)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.93          $11.52           N/A             N/A            N/A
    End of period                          $6.79           $13.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,664           4,682            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.84          $11.38           N/A            N/A
    End of period                          $7.11           $11.24          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       36              38              41             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(939)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.75         $10.68           N/A
    End of period                          $11.45          $11.31          $10.88         $10.75           N/A
  Accumulation units outstanding
  at the end of period                      518             841             796             687            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(769)

  Accumulation unit value:
    Beginning of period                    $19.34          $17.94          $14.63         $13.23           N/A
    End of period                          $10.78          $19.34          $17.94         $14.63           N/A
  Accumulation units outstanding
  at the end of period                     2,576           2,452           2,790           5,056           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(939)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.65          $11.76         $11.12           N/A
    End of period                          $7.59           $13.52          $13.65         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     4,597           6,457           3,214           3,301           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(769)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.65          $13.67         $12.55           N/A
    End of period                          $9.37           $15.37          $14.65         $13.67           N/A
  Accumulation units outstanding
  at the end of period                     2,741           2,680           3,004           5,357           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(769)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.71          $10.42         $10.20           N/A
    End of period                          $7.30           $11.99          $11.71         $10.42           N/A
  Accumulation units outstanding
  at the end of period                     3,367           3,329           3,721           6,671           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.44          $19.62           N/A             N/A            N/A
    End of period                          $10.20          $17.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       24              26             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(769)

  Accumulation unit value:
    Beginning of period                    $14.31          $14.97          $13.04         $12.54           N/A
    End of period                          $9.09           $14.31          $14.97         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     2,761           2,713           3,004           5,430           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(700)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.21          $12.59         $11.88          $11.28
    End of period                          $9.00           $15.15          $14.21         $12.59          $11.88
  Accumulation units outstanding
  at the end of period                    154,697         164,637         216,612         211,022         84,262

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(828)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.16          $12.70         $11.52           N/A
    End of period                          $9.49           $15.03          $14.16         $12.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             3,186           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.59          $10.75         $10.50           N/A
    End of period                          $9.38           $12.19          $11.59         $10.75           N/A
  Accumulation units outstanding
  at the end of period                      886             933             933             613            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $14.28          $13.46          $12.28         $11.87           N/A
    End of period                          $10.11          $14.28          $13.46         $12.28           N/A
  Accumulation units outstanding
  at the end of period                     20,077          14,332           805             536            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(934)

  Accumulation unit value:
    Beginning of period                    $40.61          $35.47          $34.01         $31.07           N/A
    End of period                          $23.54          $40.61          $35.47         $34.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -              171             172            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.37%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(945)

  Accumulation unit value:
    Beginning of period                    $12.73          $15.34          $11.52         $10.74           N/A
    End of period                          $7.99           $12.73          $15.34         $11.52           N/A
  Accumulation units outstanding
  at the end of period                       67              57              54             70             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $17.03          $15.89          $13.27         $12.28          $10.34
    End of period                          $9.82           $17.03          $15.89         $13.27          $12.28
  Accumulation units outstanding
  at the end of period                     11,497          9,690           2,702           2,873          3,016

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.96          $11.36         $10.85          $10.02
    End of period                          $8.23           $13.52          $11.96         $11.36          $10.85
  Accumulation units outstanding
  at the end of period                     3,262           3,252           4,599           4,669          2,197

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $14.89          $13.70          $12.25         $11.57          $10.37
    End of period                          $8.77           $14.89          $13.70         $12.25          $11.57
  Accumulation units outstanding
  at the end of period                       -               -              544             566            340

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.33          $10.47          $9.74          $8.74
    End of period                          $8.37           $11.95          $11.33         $10.47          $9.74
  Accumulation units outstanding
  at the end of period                     3,252           3,554           6,869           7,283          7,391

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.97           N/A             N/A             N/A            N/A
    End of period                          $15.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      271             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $26.61          $24.84          $24.31         $23.78          $21.23
    End of period                          $15.37          $26.61          $24.84         $24.31          $23.78
  Accumulation units outstanding
  at the end of period                     1,569           2,146           1,718           1,799          1,888

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.59          $11.97           N/A             N/A            N/A
    End of period                          $6.47           $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,498          9,369            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(646)

  Accumulation unit value:
    Beginning of period                    $17.25          $17.57          $16.01         $15.86          $14.21
    End of period                          $10.27          $17.25          $17.57         $16.01          $15.86
  Accumulation units outstanding
  at the end of period                     4,477           4,451           7,297           8,989          5,672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.21          $18.08         $18.06          $16.32
    End of period                          $13.99          $23.21          $21.21         $18.08          $18.06
  Accumulation units outstanding
  at the end of period                     3,076           2,660           2,663           3,279          2,442

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.84           $10.69           N/A             N/A            N/A
    End of period                          $5.70           $9.84            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              841             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.81          $9.84            N/A            N/A
    End of period                          $7.38           $10.75          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,031           3,243           3,273            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                    $11.44          $12.49          $10.86         $10.66           N/A
    End of period                          $7.48           $11.44          $12.49         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       48              45              44             48             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(640)

  Accumulation unit value:
    Beginning of period                    $18.16          $17.38          $17.00         $16.97          $16.35
    End of period                          $16.82          $18.16          $17.38         $17.00          $16.97
  Accumulation units outstanding
  at the end of period                     3,354           3,714           5,257           5,453          3,028

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(640)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.39          $10.15          $9.97            N/A            N/A
    End of period                          $9.54           $10.39          $10.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              452             474             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                    $15.98          $14.62          $11.34          $9.79          $8.50
    End of period                          $8.66           $15.98          $14.62         $11.34          $9.79
  Accumulation units outstanding
  at the end of period                     12,215          12,119          5,480           7,032          7,098

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $22.89          $21.71          $19.84         $19.13          $17.20
    End of period                          $12.42          $22.89          $21.71         $19.84          $19.13
  Accumulation units outstanding
  at the end of period                     1,969           1,958           3,054           4,307          4,193

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(606)

  Accumulation unit value:
    Beginning of period                    $14.86          $14.31          $14.19         $14.19          $13.79
    End of period                          $15.46          $14.86          $14.31         $14.19          $14.19
  Accumulation units outstanding
  at the end of period                     15,396          9,698           9,877          10,338          8,015

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.92          $11.76           N/A             N/A            N/A
    End of period                          $6.79           $13.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,109            692             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                    $18.25          $19.19          $17.15         $16.14          $14.35
    End of period                          $10.88          $18.25          $19.19         $17.15          $16.14
  Accumulation units outstanding
  at the end of period                     6,948           9,099           7,447          11,102          10,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(640)

  Accumulation unit value:
    Beginning of period                    $14.53          $15.97          $14.00         $13.69          $11.45
    End of period                          $8.72           $14.53          $15.97         $14.00          $13.69
  Accumulation units outstanding
  at the end of period                     4,993           6,042           6,814          10,305          9,502

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(640)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.22          $11.83          $11.37           N/A            N/A
    End of period                          $7.10           $11.22          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,070           5,164           7,946            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(506)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.87          $10.74         $10.80          $10.73
    End of period                          $11.44          $11.30          $10.87         $10.74          $10.80
  Accumulation units outstanding
  at the end of period                     30,894          40,593          42,445         38,726          35,735

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.67           $4.27           $4.33          $3.98
    End of period                          $3.41           $5.78           $5.67           $4.27          $4.33
  Accumulation units outstanding
  at the end of period                     2,607           4,343            544             545            546

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(634)

  Accumulation unit value:
    Beginning of period                    $9.83           $10.93          $9.87          $10.35          $8.86
    End of period                          $6.60           $9.83           $10.93          $9.87          $10.35
  Accumulation units outstanding
  at the end of period                     1,620           1,620           1,570           1,570          1,570

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.30          $10.93           N/A             N/A            N/A
    End of period                          $5.09           $10.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      777            1,429            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(487)

  Accumulation unit value:
    Beginning of period                    $9.28           $9.16           $8.02           $7.88          $7.23
    End of period                          $5.63           $9.28           $9.16           $8.02          $7.88
  Accumulation units outstanding
  at the end of period                      442             443            3,729           3,730          3,730

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $11.17          $13.85          $11.95         $11.53          $10.18
    End of period                          $5.39           $11.17          $13.85         $11.95          $11.53
  Accumulation units outstanding
  at the end of period                     5,689           6,158           6,565           7,365          7,750

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.18          $10.77         $10.25          $10.31
    End of period                          $8.80           $11.74          $11.18         $10.77          $10.25
  Accumulation units outstanding
  at the end of period                     3,347           3,449           3,291           3,077          2,724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $6.74            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      304             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(506)

  Accumulation unit value:
    Beginning of period                    $19.33          $17.94          $14.62         $13.21          $11.45
    End of period                          $10.78          $19.33          $17.94         $14.62          $13.21
  Accumulation units outstanding
  at the end of period                     24,003          26,076          26,540         26,212          23,638

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(947)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.65          $11.76         $11.43           N/A
    End of period                          $7.59           $13.52          $13.65         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     32,252          53,289          7,367            273            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.83          $11.83           N/A             N/A            N/A
    End of period                          $6.23           $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,151           1,209            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(644)

  Accumulation unit value:
    Beginning of period                    $34.44          $26.07          $22.10         $16.54          $14.17
    End of period                          $20.90          $34.44          $26.07         $22.10          $16.54
  Accumulation units outstanding
  at the end of period                     3,129           3,099           3,065           1,731          1,131

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.53            N/A             N/A             N/A            N/A
    End of period                          $7.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,713            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(506)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.64          $13.67         $12.50          $11.26
    End of period                          $9.37           $15.36          $14.64         $13.67          $12.50
  Accumulation units outstanding
  at the end of period                     31,785          34,394          38,925         36,909          36,137

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(511)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.70          $10.41         $10.21          $9.74
    End of period                          $7.30           $11.99          $11.70         $10.41          $10.21
  Accumulation units outstanding
  at the end of period                     43,047          46,381          48,636         48,025          43,808

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(511)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.42          $19.60           N/A             N/A            N/A
    End of period                          $10.19          $17.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      649             987             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(506)

  Accumulation unit value:
    Beginning of period                    $14.30          $14.96          $13.04         $12.81          $11.62
    End of period                          $9.09           $14.30          $14.96         $13.04          $12.81
  Accumulation units outstanding
  at the end of period                     27,515          29,372          30,265         30,378          29,006

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.81           $5.44           $5.44          $5.03
    End of period                          $3.56           $6.46           $5.81           $5.44          $5.44
  Accumulation units outstanding
  at the end of period                       14              13              -              28              26

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.37          $17.47           N/A             N/A            N/A
    End of period                          $8.92           $17.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,390           1,773            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.98          $11.85         $11.05          $10.09
    End of period                          $7.85           $14.04          $12.98         $11.85          $11.05
  Accumulation units outstanding
  at the end of period                      128             130             131            1,801          1,801

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.88          $12.15         $10.94          $9.54
    End of period                          $8.32           $14.41          $13.88         $12.15          $10.94
  Accumulation units outstanding
  at the end of period                     15,396          16,611          18,944         19,863          18,763

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.19           N/A             N/A             N/A            N/A
    End of period                          $10.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,940           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(487)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.20          $13.06         $13.07          $12.77
    End of period                          $13.68          $13.95          $13.20         $13.06          $13.07
  Accumulation units outstanding
  at the end of period                     20,040          21,901          25,987         28,618          28,067

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                    $19.66          $21.70          $19.53         $18.77           N/A
    End of period                          $11.42          $19.66          $21.70         $19.53           N/A
  Accumulation units outstanding
  at the end of period                       49              39              38             40             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.67          $13.12          $12.16         $12.24          $11.93
    End of period                          $8.57           $12.67          $13.12         $12.16          $12.24
  Accumulation units outstanding
  at the end of period                     7,367           9,289           8,762           9,918          9,583

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $18.82          $20.42          $18.50         $18.06          $16.51
    End of period                          $9.70           $18.82          $20.42         $18.50          $18.06
  Accumulation units outstanding
  at the end of period                     1,464           1,577           1,671           1,775          2,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $5.93            N/A             N/A             N/A            N/A
    End of period                          $6.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,835           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.20          $12.58         $11.88          $10.94
    End of period                          $9.00           $15.14          $14.20         $12.58          $11.88
  Accumulation units outstanding
  at the end of period                    172,771         195,371         210,829         249,284        250,959

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.15          $12.69         $12.09          $11.10
    End of period                          $9.48           $15.01          $14.15         $12.69          $12.09
  Accumulation units outstanding
  at the end of period                     73,095          90,030          89,017         91,148          87,253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.59          $10.75         $10.25           N/A
    End of period                          $9.37           $12.19          $11.59         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     3,272           12,394          10,047         18,701           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $14.26          $13.45          $12.27         $11.81          $11.01
    End of period                          $10.10          $14.26          $13.45         $12.27          $11.81
  Accumulation units outstanding
  at the end of period                     99,167         110,127         110,543         96,546         107,023

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.47          $11.47           N/A             N/A            N/A
    End of period                          $7.83           $11.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,792           2,494            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(593)

  Accumulation unit value:
    Beginning of period                    $25.13          $23.94          $21.57         $20.97          $19.41
    End of period                          $19.45          $25.13          $23.94         $21.57          $20.97
  Accumulation units outstanding
  at the end of period                     9,599           10,323          9,599          10,924          11,582

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(593)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(589)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.41          $11.18         $11.14          $11.23
    End of period                          $11.65          $11.67          $11.41         $11.18          $11.14
  Accumulation units outstanding
  at the end of period                     18,608          3,017           5,316          14,993          9,310

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                    $21.14          $20.07          $16.99         $16.09          $14.72
    End of period                          $13.76          $21.14          $20.07         $16.99          $16.09
  Accumulation units outstanding
  at the end of period                     10,389          14,522          11,811         13,347          12,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $29.05          $27.02          $24.34         $23.49          $21.86
    End of period                          $16.22          $29.05          $27.02         $24.34          $23.49
  Accumulation units outstanding
  at the end of period                     6,229           6,559           5,466           5,945          3,295

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $40.56          $35.44          $33.97         $30.49          $26.47
    End of period                          $23.51          $40.56          $35.44         $33.97          $30.49
  Accumulation units outstanding
  at the end of period                     2,071           2,420           2,226           2,146          1,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(487)

  Accumulation unit value:
    Beginning of period                    $15.12          $15.35          $13.10         $12.63          $11.22
    End of period                          $8.79           $15.12          $15.35         $13.10          $12.63
  Accumulation units outstanding
  at the end of period                     17,328          18,889          20,884         22,440          17,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.395%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.95          $11.35         $10.84          $10.09
    End of period                          $8.22           $13.50          $11.95         $11.35          $10.84
  Accumulation units outstanding
  at the end of period                       -               -               -               -             845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(473)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.68          $12.24         $11.56          $11.08
    End of period                          $8.75           $14.87          $13.68         $12.24          $11.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -             393

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(473)

  Accumulation unit value:
    Beginning of period                    $10.76           N/A
    End of period                          $11.08           N/A
  Accumulation units outstanding
  at the end of period                      394             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.81          $11.35           N/A            N/A
    End of period                          $7.08           $11.20          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,398           6,208           7,111            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(582)

  Accumulation unit value:
    Beginning of period                    $9.26           $9.14           $8.01           $7.87          $7.09
    End of period                          $5.62           $9.26           $9.14           $8.01          $7.87
  Accumulation units outstanding
  at the end of period                      230             231             232             233            234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(693)

  Accumulation unit value:
    Beginning of period                    $19.30          $17.91          $14.61         $13.20          $11.95
    End of period                          $10.76          $19.30          $17.91         $14.61          $13.20
  Accumulation units outstanding
  at the end of period                      314             314             314             314            315

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(738)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.64          $11.76         $10.75           N/A
    End of period                          $7.58           $13.51          $13.64         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     23,750          38,801          11,750         12,038           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(693)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.63          $13.66         $12.49          $11.35
    End of period                          $9.35           $15.34          $14.63         $13.66          $12.49
  Accumulation units outstanding
  at the end of period                      330             331             331             331            331

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(473)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.69          $10.40         $10.21          $9.50
    End of period                          $7.29           $11.97          $11.69         $10.40          $10.21
  Accumulation units outstanding
  at the end of period                      394             394            1,318           1,318          1,319

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(473)

  Accumulation unit value:
    Beginning of period                    $9.16            N/A
    End of period                          $9.50            N/A
  Accumulation units outstanding
  at the end of period                      924             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.38          $19.56           N/A             N/A            N/A
    End of period                          $10.17          $17.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,432           4,311            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(693)

  Accumulation unit value:
    Beginning of period                    $14.28          $14.94          $13.03         $12.80          $11.55
    End of period                          $9.07           $14.28          $14.94         $13.03          $12.80
  Accumulation units outstanding
  at the end of period                      325             325             325             325            326

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(582)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.86          $12.14         $10.93          $9.24
    End of period                          $8.31           $14.39          $13.86         $12.14          $10.93
  Accumulation units outstanding
  at the end of period                     1,693           1,810           1,868           1,924          1,997

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.17          $12.56         $11.86          $10.92
    End of period                          $8.97           $15.10          $14.17         $12.56          $11.86
  Accumulation units outstanding
  at the end of period                     7,670           8,007           8,171           8,333          5,218

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(503)

  Accumulation unit value:
    Beginning of period                    $14.98          $14.12          $12.67         $12.07          $11.37
    End of period                          $9.45           $14.98          $14.12         $12.67          $12.07
  Accumulation units outstanding
  at the end of period                     2,114           2,276           3,277           3,356          12,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.58          $10.74         $10.32           N/A
    End of period                          $9.36           $12.18          $11.58         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     35,768          37,469          33,082         31,629           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(582)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.42          $12.25         $11.79          $10.74
    End of period                          $10.07          $14.23          $13.42         $12.25          $11.79
  Accumulation units outstanding
  at the end of period                     3,167           3,271           3,382           3,536           309

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(582)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(473)

  Accumulation unit value:
    Beginning of period                    $25.05          $23.87          $21.51         $20.92          $19.33
    End of period                          $19.39          $25.05          $23.87         $21.51          $20.92
  Accumulation units outstanding
  at the end of period                       -               -               -              224            225

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(473)

  Accumulation unit value:
    Beginning of period                    $18.85           N/A
    End of period                          $19.33           N/A
  Accumulation units outstanding
  at the end of period                      225             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $28.96          $26.94          $24.27         $23.43          $21.84
    End of period                          $16.16          $28.96          $26.94         $24.27          $23.43
  Accumulation units outstanding
  at the end of period                       -             1,101            402             402            402

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $21.05           N/A
    End of period                          $21.84           N/A
  Accumulation units outstanding
  at the end of period                      402             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(648)

  Accumulation unit value:
    Beginning of period                    $40.43          $35.33          $33.88         $30.41          $26.14
    End of period                          $23.43          $40.43          $35.33         $33.88          $30.41
  Accumulation units outstanding
  at the end of period                      353             380             394             407            423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(648)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(473)

  Accumulation unit value:
    Beginning of period                    $15.09          $15.33          $13.08         $12.62          $11.22
    End of period                          $8.77           $15.09          $15.33         $13.08          $12.62
  Accumulation units outstanding
  at the end of period                       -             1,933           2,834           2,495          2,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(473)

  Accumulation unit value:
    Beginning of period                    $10.70           N/A
    End of period                          $11.22           N/A
  Accumulation units outstanding
  at the end of period                      396             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(914)

  Accumulation unit value:
    Beginning of period                    $12.72          $15.33          $11.52         $11.19           N/A
    End of period                          $7.98           $12.72          $15.33         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     1,730           1,805           1,806           1,564           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(914)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(994)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.95          $11.81           N/A            N/A
    End of period                          $8.21           $13.50          $11.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              587             588             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(822)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.31          $10.46          $9.50           N/A
    End of period                          $8.35           $11.92          $11.31         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     9,040           10,244          10,408         11,342           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(596)

  Accumulation unit value:
    Beginning of period                    $27.32          $23.20          $20.97         $21.08          $19.17
    End of period                          $15.34          $27.32          $23.20         $20.97          $21.08
  Accumulation units outstanding
  at the end of period                     2,124           2,214           2,247           1,894          1,640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(596)

  Accumulation unit value:
    Beginning of period                    $26.51          $24.75          $24.24         $23.72          $23.00
    End of period                          $15.30          $26.51          $24.75         $24.24          $23.72
  Accumulation units outstanding
  at the end of period                     4,507           4,727           4,827           4,951          2,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(822)

  Accumulation unit value:
    Beginning of period                    $18.10          $17.32          $16.95         $16.82           N/A
    End of period                          $16.75          $18.10          $17.32         $16.95           N/A
  Accumulation units outstanding
  at the end of period                       -             1,444            272            1,306           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(994)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.67          $11.60           N/A            N/A
    End of period                          $7.93           $12.71          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              399             399             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(994)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(596)

  Accumulation unit value:
    Beginning of period                    $15.94          $14.58          $11.31          $9.77          $8.40
    End of period                          $8.64           $15.94          $14.58         $11.31          $9.77
  Accumulation units outstanding
  at the end of period                     6,168           6,355           6,429           7,001          3,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(833)

  Accumulation unit value:
    Beginning of period                    $22.80          $21.63          $19.77         $17.25           N/A
    End of period                          $12.37          $22.80          $21.63         $19.77           N/A
  Accumulation units outstanding
  at the end of period                     2,957           2,627           2,695           2,695           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.80          $14.29           N/A             N/A            N/A
    End of period                          $15.40          $14.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              779             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(822)

  Accumulation unit value:
    Beginning of period                    $18.19          $19.13          $17.11         $15.48           N/A
    End of period                          $10.84          $18.19          $19.13         $17.11           N/A
  Accumulation units outstanding
  at the end of period                     3,044           2,681           2,745           3,654           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(822)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(596)

  Accumulation unit value:
    Beginning of period                    $14.49          $15.92          $13.96         $13.67          $12.33
    End of period                          $8.69           $14.49          $15.92         $13.96          $13.67
  Accumulation units outstanding
  at the end of period                     8,303           7,813           7,930           8,195          5,076

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.80          $11.35           N/A            N/A
    End of period                          $7.08           $11.20          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,260            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.86          $10.73         $10.79          $10.77
    End of period                          $11.42          $11.28          $10.86         $10.73          $10.79
  Accumulation units outstanding
  at the end of period                       -               -             1,796           1,856          1,856

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(596)

  Accumulation unit value:
    Beginning of period                    $9.25           $9.14           $8.01           $7.87          $7.36
    End of period                          $5.62           $9.25           $9.14           $8.01          $7.87
  Accumulation units outstanding
  at the end of period                     7,159           7,393           7,432           6,526          5,445

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $11.14          $14.11           N/A             N/A            N/A
    End of period                          $5.37           $11.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              491             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $11.71          $11.52           N/A             N/A            N/A
    End of period                          $8.78           $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              967             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(596)

  Accumulation unit value:
    Beginning of period                    $19.30          $17.91          $14.61         $13.20          $11.48
    End of period                          $10.75          $19.30          $17.91         $14.61          $13.20
  Accumulation units outstanding
  at the end of period                     4,207           5,389           7,225           8,476          6,588

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(811)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.64          $11.76         $10.55           N/A
    End of period                          $7.58           $13.51          $13.64         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     8,255           11,035          2,259           2,259           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.58           N/A             N/A             N/A            N/A
    End of period                          $6.22            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,450            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $34.34          $26.00           N/A             N/A            N/A
    End of period                          $20.83          $34.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              281             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(596)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.62          $13.65         $12.49          $11.30
    End of period                          $9.35           $15.34          $14.62         $13.65          $12.49
  Accumulation units outstanding
  at the end of period                     4,427           5,652           7,544           8,776          6,794

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.68          $10.40         $10.21          $9.60
    End of period                          $7.28           $11.97          $11.68         $10.40          $10.21
  Accumulation units outstanding
  at the end of period                     10,692          11,191          13,467         14,258          11,309

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(596)

  Accumulation unit value:
    Beginning of period                    $14.28          $14.94          $13.02         $12.80          $11.31
    End of period                          $9.07           $14.28          $14.94         $13.02          $12.80
  Accumulation units outstanding
  at the end of period                     4,428           5,667           7,573           8,797          6,823

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $6.49           $5.80           $5.43           $5.43          $5.29
    End of period                          $3.58           $6.49           $5.80           $5.43          $5.43
  Accumulation units outstanding
  at the end of period                     8,117           8,457           8,577           7,158          6,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.36          $17.46           N/A             N/A            N/A
    End of period                          $8.91           $17.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,894            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.86          $12.14         $10.93          $9.54
    End of period                          $8.30           $14.38          $13.86         $12.14          $10.93
  Accumulation units outstanding
  at the end of period                     8,880           9,749           9,460           9,479          4,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(1008)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.16          $12.98           N/A            N/A
    End of period                          $13.63          $13.91          $13.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,058             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.64          $13.09          $12.13         $12.22          $11.90
    End of period                          $8.54           $12.64          $13.09         $12.13          $12.22
  Accumulation units outstanding
  at the end of period                     4,138           4,195           4,880           4,471          4,110

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.09          $14.29           N/A             N/A            N/A
    End of period                          $8.97           $15.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,165           2,165            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.24           N/A             N/A             N/A            N/A
    End of period                          $9.59            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,528           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(680)

  Accumulation unit value:
    Beginning of period                    $14.97          $14.11          $12.66         $12.07          $11.17
    End of period                          $9.45           $14.97          $14.11         $12.66          $12.07
  Accumulation units outstanding
  at the end of period                       -               -              555             319            321

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(970)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.41          $12.24         $12.28           N/A
    End of period                          $10.07          $14.22          $13.41         $12.24           N/A
  Accumulation units outstanding
  at the end of period                     1,131             -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(970)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(762)

  Accumulation unit value:
    Beginning of period                    $25.03          $23.86          $21.50         $20.88           N/A
    End of period                          $19.37          $25.03          $23.86         $21.50           N/A
  Accumulation units outstanding
  at the end of period                     1,717           1,412           1,412           2,213           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(762)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.37          $11.14         $11.11          $11.17
    End of period                          $11.60          $11.63          $11.37         $11.14          $11.11
  Accumulation units outstanding
  at the end of period                       -              238              -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                    $21.10          $20.04          $16.98         $16.08          $14.71
    End of period                          $13.73          $21.10          $20.04         $16.98          $16.08
  Accumulation units outstanding
  at the end of period                     2,687           2,801           2,842           2,436          2,123

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $28.94          $26.93          $24.26         $23.42          $21.92
    End of period                          $16.15          $28.94          $26.93         $24.26          $23.42
  Accumulation units outstanding
  at the end of period                     5,667           6,153           6,353           5,035          1,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $40.40          $35.31          $33.87         $30.40          $27.35
    End of period                          $23.41          $40.40          $35.31         $33.87          $30.40
  Accumulation units outstanding
  at the end of period                     2,959           2,882           2,921           3,485          1,149

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(596)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.32          $13.07         $12.62          $11.42
    End of period                          $8.77           $15.08          $15.32         $13.07          $12.62
  Accumulation units outstanding
  at the end of period                     4,827           4,974           5,026           4,484          2,723

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.41%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(805)

  Accumulation unit value:
    Beginning of period                    $18.07          $17.30          $16.93         $16.71           N/A
    End of period                          $16.73          $18.07          $17.30         $16.93           N/A
  Accumulation units outstanding
  at the end of period                       -             1,639           1,639           1,639           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.19          $11.79          $11.34           N/A            N/A
    End of period                          $7.07           $11.19          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,872           5,200           5,459            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(805)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.14          $10.74         $10.27           N/A
    End of period                          $8.77           $11.70          $11.14         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -             2,666           2,666           2,666           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.64          $11.76         $10.88           N/A
    End of period                          $7.57           $13.50          $13.64         $11.76           N/A
  Accumulation units outstanding
  at the end of period                       -             2,518           2,518           2,518           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(805)

  Accumulation unit value:
    Beginning of period                    $13.90          $13.15          $13.02         $12.95           N/A
    End of period                          $13.62          $13.90          $13.15         $13.02           N/A
  Accumulation units outstanding
  at the end of period                       -             2,116           2,116           2,116           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(893)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.57          $10.74         $10.54           N/A
    End of period                          $9.36           $12.17          $11.57         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     11,111          19,861          9,850          36,877           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(893)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(1106)

  Accumulation unit value:
    Beginning of period                    $14.21          $13.40          $12.39           N/A            N/A
    End of period                          $10.06          $14.21          $13.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,179          13,949          14,503           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(805)

  Accumulation unit value:
    Beginning of period                    $25.00          $23.83          $21.48         $20.68           N/A
    End of period                          $19.35          $25.00          $23.83         $21.48           N/A
  Accumulation units outstanding
  at the end of period                       -             1,325           1,325           1,325           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(805)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.42%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $12.71          $15.33          $11.51         $10.21           N/A
    End of period                          $7.98           $12.71          $15.33         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     1,818           1,155           4,653            802            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $16.93          $15.80          $13.20         $11.77           N/A
    End of period                          $9.76           $16.93          $15.80         $13.20           N/A
  Accumulation units outstanding
  at the end of period                     20,928          23,305          11,973          1,463           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(733)

  Accumulation unit value:
    Beginning of period                    $13.48          $11.93          $11.33         $10.83          $10.76
    End of period                          $8.20           $13.48          $11.93         $11.33          $10.83
  Accumulation units outstanding
  at the end of period                      489            1,722           1,722           1,924            39

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(806)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.66          $12.22         $11.19           N/A
    End of period                          $8.73           $14.85          $13.66         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     2,397           2,539           5,324           5,662           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(806)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(699)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.30          $10.45          $9.72          $9.34
    End of period                          $8.33           $11.90          $11.30         $10.45          $9.72
  Accumulation units outstanding
  at the end of period                     6,648           7,115           8,108           8,108          6,691

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(882)

  Accumulation unit value:
    Beginning of period                    $27.26          $23.15          $20.93         $20.05           N/A
    End of period                          $15.30          $27.26          $23.15         $20.93           N/A
  Accumulation units outstanding
  at the end of period                     8,648             96              96             42             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $26.44          $24.69          $24.18         $23.67          $21.97
    End of period                          $15.26          $26.44          $24.69         $24.18          $23.67
  Accumulation units outstanding
  at the end of period                     4,908           6,162           5,981           5,841          3,437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $11.28           N/A             N/A            N/A
    End of period                          $6.47           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,108          24,520           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $17.16          $17.48          $15.94         $15.79          $14.60
    End of period                          $10.21          $17.16          $17.48         $15.94          $15.79
  Accumulation units outstanding
  at the end of period                     4,007           4,530           5,075           4,881          4,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                    $23.08          $21.10          $18.00         $17.98          $17.75
    End of period                          $13.90          $23.08          $21.10         $18.00          $17.98
  Accumulation units outstanding
  at the end of period                     1,392           1,784           4,095           2,385           249

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.35           N/A             N/A            N/A
    End of period                          $5.70           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,932          36,862           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1168)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.80          $10.38           N/A            N/A
    End of period                          $7.37           $10.74          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,788           10,386            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1168)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $10.36           N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,600          11,248           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $11.43          $12.47          $10.85         $10.46           N/A
    End of period                          $7.46           $11.43          $12.47         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -              972             884             924            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(699)

  Accumulation unit value:
    Beginning of period                    $18.05          $17.28          $16.91         $16.88          $16.64
    End of period                          $16.71          $18.05          $17.28         $16.91          $16.88
  Accumulation units outstanding
  at the end of period                     7,997           7,937           7,683           7,987          2,544

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.66          $11.21         $10.33           N/A
    End of period                          $7.92           $12.70          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                      472             472             502             528            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                    $15.90          $14.55          $11.30          $9.76          $8.83
    End of period                          $8.62           $15.90          $14.55         $11.30          $9.76
  Accumulation units outstanding
  at the end of period                     30,902          53,726          34,522         23,916           961

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(882)

  Accumulation unit value:
    Beginning of period                    $22.72          $21.56          $19.72         $19.17           N/A
    End of period                          $12.32          $22.72          $21.56         $19.72           N/A
  Accumulation units outstanding
  at the end of period                      617             847              68             29             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(733)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.22          $14.11         $14.12          $14.06
    End of period                          $15.35          $14.77          $14.22         $14.11          $14.12
  Accumulation units outstanding
  at the end of period                     6,867           1,032           1,017           1,027            18

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.91          $11.91           N/A             N/A            N/A
    End of period                          $6.78           $13.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,529          4,650            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(693)

  Accumulation unit value:
    Beginning of period                    $18.16          $19.10          $17.08         $16.08          $14.51
    End of period                          $10.82          $18.16          $19.10         $17.08          $16.08
  Accumulation units outstanding
  at the end of period                     7,983           13,520          10,592          7,616           714

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $14.46          $15.90          $13.94         $13.65          $12.43
    End of period                          $8.67           $14.46          $15.90         $13.94          $13.65
  Accumulation units outstanding
  at the end of period                     4,611           4,717           6,975           7,187           845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.18          $11.78          $11.33           N/A            N/A
    End of period                          $7.07           $11.18          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,264          14,428          21,140           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(751)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.85          $10.72         $10.83           N/A
    End of period                          $11.40          $11.26          $10.85         $10.72           N/A
  Accumulation units outstanding
  at the end of period                     21,100          30,048          28,026         24,841           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.75           $5.65           $4.25           $4.02           N/A
    End of period                          $3.39           $5.75           $5.65           $4.25           N/A
  Accumulation units outstanding
  at the end of period                     5,794           52,860          21,369          7,311           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(837)

  Accumulation unit value:
    Beginning of period                    $9.79           $10.89          $9.83           $9.83           N/A
    End of period                          $6.56           $9.79           $10.89          $9.83           N/A
  Accumulation units outstanding
  at the end of period                      999            1,490           1,406           1,793           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.92           N/A             N/A            N/A
    End of period                          $5.09           $10.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             22,033           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(767)

  Accumulation unit value:
    Beginning of period                    $9.24           $9.12           $8.00           $7.87           N/A
    End of period                          $5.61           $9.24           $9.12           $8.00           N/A
  Accumulation units outstanding
  at the end of period                     14,407          11,512          9,978          10,413           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(837)

  Accumulation unit value:
    Beginning of period                    $11.12          $13.79          $11.90         $10.85           N/A
    End of period                          $5.36           $11.12          $13.79         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     5,888           3,859           3,383           3,483           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(727)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.13          $10.73         $10.21          $10.23
    End of period                          $8.76           $11.69          $11.13         $10.73          $10.21
  Accumulation units outstanding
  at the end of period                     8,988           12,661          13,764          9,029           489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(727)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(733)

  Accumulation unit value:
    Beginning of period                    $19.27          $17.89          $14.59         $13.19          $13.14
    End of period                          $10.74          $19.27          $17.89         $14.59          $13.19
  Accumulation units outstanding
  at the end of period                     21,660          28,062          22,974         21,287            38

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.63          $11.76         $10.88          $9.86
    End of period                          $7.57           $13.50          $13.63         $11.76          $10.88
  Accumulation units outstanding
  at the end of period                    122,633         141,237         101,446         96,872          1,270

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $34.28          $25.96          $22.02         $16.49          $16.92
    End of period                          $20.79          $34.28          $25.96         $22.02          $16.49
  Accumulation units outstanding
  at the end of period                     8,167           7,226           8,152           9,087            76

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(751)

  Accumulation unit value:
    Beginning of period                    $15.32          $14.61          $13.65         $11.91           N/A
    End of period                          $9.33           $15.32          $14.61         $13.65           N/A
  Accumulation units outstanding
  at the end of period                     13,127          13,392          13,443         11,302           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(712)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.67          $10.39         $10.20          $9.96
    End of period                          $7.27           $11.95          $11.67         $10.39          $10.20
  Accumulation units outstanding
  at the end of period                     36,977          38,738          38,639         36,524           129

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(712)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.34          $19.53           N/A             N/A            N/A
    End of period                          $10.15          $17.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,562           7,514            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(751)

  Accumulation unit value:
    Beginning of period                    $14.26          $14.92          $13.01         $11.98           N/A
    End of period                          $9.06           $14.26          $14.92         $13.01           N/A
  Accumulation units outstanding
  at the end of period                     17,775          17,655          16,866         11,524           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                    $6.48           $5.79           $5.43           $5.06           N/A
    End of period                          $3.58           $6.48           $5.79           $5.43           N/A
  Accumulation units outstanding
  at the end of period                     9,184           15,468          8,927           8,399           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.34          $17.45           N/A             N/A            N/A
    End of period                          $8.90           $17.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,181          31,005           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(772)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.97          $11.84         $10.86           N/A
    End of period                          $7.83           $14.02          $12.97         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     9,646           9,004           10,373         10,258           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.84          $12.12         $10.92          $10.07
    End of period                          $8.29           $14.36          $13.84         $12.12          $10.92
  Accumulation units outstanding
  at the end of period                     8,756           9,714           17,009         10,771          4,144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1801)

  Accumulation unit value:
    Beginning of period                    $7.92            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,920            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.40           N/A             N/A             N/A            N/A
    End of period                          $10.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,329           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(699)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.14          $13.01         $13.03          $12.99
    End of period                          $13.60          $13.88          $13.14         $13.01          $13.03
  Accumulation units outstanding
  at the end of period                     30,716          15,687          17,002         17,405          6,900

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $19.53          $22.28           N/A             N/A            N/A
    End of period                          $11.34          $19.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      198             198             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(733)

  Accumulation unit value:
    Beginning of period                    $12.60          $13.06          $12.10         $12.19          $12.18
    End of period                          $8.52           $12.60          $13.06         $12.10          $12.19
  Accumulation units outstanding
  at the end of period                     2,704           4,658            971             937             21

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(677)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.14          $12.53         $11.84          $10.99
    End of period                          $8.95           $15.06          $14.14         $12.53          $11.84
  Accumulation units outstanding
  at the end of period                    256,477         316,982         325,157         399,040         43,014

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(735)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.97          $10.42         $10.29          $10.27
    End of period                          $9.58           $11.38          $10.97         $10.42          $10.29
  Accumulation units outstanding
  at the end of period                     4,769           4,843           4,909           4,979           604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.08          $12.64         $12.05          $11.26
    End of period                          $9.43           $14.94          $14.08         $12.64          $12.05
  Accumulation units outstanding
  at the end of period                     37,594          46,813          48,551         52,052          1,087

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(717)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.57          $10.74         $10.48          $10.32
    End of period                          $9.35           $12.17          $11.57         $10.74          $10.48
  Accumulation units outstanding
  at the end of period                    125,918         127,917         134,147         135,890         7,467

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(693)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.39          $12.22         $11.77          $11.08
    End of period                          $10.04          $14.19          $13.39         $12.22          $11.77
  Accumulation units outstanding
  at the end of period                     57,585          53,213          74,801         84,589          5,134

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(848)

  Accumulation unit value:
    Beginning of period                    $24.97          $23.80          $21.45         $20.77           N/A
    End of period                          $19.32          $24.97          $23.80         $21.45           N/A
  Accumulation units outstanding
  at the end of period                     3,374           1,835           1,923           4,332           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(848)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.34          $11.12         $11.09          $11.09
    End of period                          $11.56          $11.59          $11.34         $11.12          $11.09
  Accumulation units outstanding
  at the end of period                     28,559          47,979          24,359           470             38

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                    $21.08          $20.03          $16.97         $16.07          $14.95
    End of period                          $13.71          $21.08          $20.03         $16.97          $16.07
  Accumulation units outstanding
  at the end of period                     3,588           21,412          5,802           3,935           864

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $28.87          $26.86          $24.20         $23.37          $22.30
    End of period                          $16.11          $28.87          $26.86         $24.20          $23.37
  Accumulation units outstanding
  at the end of period                     4,594           5,659           4,484           4,392          2,946

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(693)

  Accumulation unit value:
    Beginning of period                    $40.30          $35.23          $33.79         $30.34          $27.85
    End of period                          $23.35          $40.30          $35.23         $33.79          $30.34
  Accumulation units outstanding
  at the end of period                     5,372           2,912           7,000           6,485           191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.30          $13.06         $12.60          $12.53
    End of period                          $8.75           $15.06          $15.30         $13.06          $12.60
  Accumulation units outstanding
  at the end of period                     7,492           7,849           5,590           5,558            66

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.445%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.71          $15.32          $12.43           N/A            N/A
    End of period                          $7.97           $12.71          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(667)

  Accumulation unit value:
    Beginning of period                    $16.87          $15.75          $13.17         $12.19          $10.64
    End of period                          $9.72           $16.87          $15.75         $13.17          $12.19
  Accumulation units outstanding
  at the end of period                       -               -              819             819            559

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(1021)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.64          $13.03           N/A            N/A
    End of period                          $8.72           $14.82          $13.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $26.36          $24.72           N/A             N/A            N/A
    End of period                          $15.21          $26.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              467             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.45           N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,304           1,306            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.47          $11.70           N/A            N/A
    End of period                          $7.45           $11.42          $12.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(667)

  Accumulation unit value:
    Beginning of period                    $17.99          $17.23          $16.87         $16.84          $16.49
    End of period                          $16.65          $17.99          $17.23         $16.87          $16.84
  Accumulation units outstanding
  at the end of period                       -               -              580             580            376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(521)

  Accumulation unit value:
    Beginning of period                    $15.87          $14.52          $11.28          $9.74          $8.59
    End of period                          $8.59           $15.87          $14.52         $11.28          $9.74
  Accumulation units outstanding
  at the end of period                      274             192             205             241            280

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.67          $22.99           N/A             N/A            N/A
    End of period                          $12.29          $22.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              506             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $14.72          $14.18          $14.07         $14.09          $14.06
    End of period                          $15.30          $14.72          $14.18         $14.07          $14.09
  Accumulation units outstanding
  at the end of period                      592             830             827             779            756

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(667)

  Accumulation unit value:
    Beginning of period                    $18.11          $19.06          $17.05         $16.05          $14.16
    End of period                          $10.79          $18.11          $19.06         $17.05          $16.05
  Accumulation units outstanding
  at the end of period                       -              616             624             624            422

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.15          $11.76          $11.31           N/A            N/A
    End of period                          $7.05           $11.15          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                      982            3,392           3,357            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(667)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.88          $10.76         $10.83          $10.82
    End of period                          $11.43          $11.30          $10.88         $10.76          $10.83
  Accumulation units outstanding
  at the end of period                     1,256           3,427           3,487           3,565            5

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.92           N/A             N/A            N/A
    End of period                          $5.08           $10.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      416             417             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(667)

  Accumulation unit value:
    Beginning of period                    $9.22           $9.10           $7.98           $7.85          $7.19
    End of period                          $5.59           $9.22           $9.10           $7.98          $7.85
  Accumulation units outstanding
  at the end of period                       -             1,300           1,252           1,252           843

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                    $11.10          $13.77          $12.50           N/A            N/A
    End of period                          $5.35           $11.10          $13.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                      900             531             431             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(667)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.93          $14.63         $13.22          $11.45
    End of period                          $10.76          $19.31          $17.93         $14.63          $13.22
  Accumulation units outstanding
  at the end of period                     2,224           6,395           6,476           6,630            4

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                    $13.49          $13.63          $11.75         $10.88          $9.86
    End of period                          $7.56           $13.49          $13.63         $11.75          $10.88
  Accumulation units outstanding
  at the end of period                     42,282          42,716          43,726         43,731          5,170

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                    $34.21          $25.91          $24.52           N/A            N/A
    End of period                          $20.74          $34.21          $25.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                      235             176             228             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(799)

  Accumulation unit value:
    Beginning of period                    $15.30          $14.59          $13.63         $12.29           N/A
    End of period                          $9.32           $15.30          $14.59         $13.63           N/A
  Accumulation units outstanding
  at the end of period                     2,293           6,546           6,680           6,824           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(799)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.66          $10.38          $9.84           N/A
    End of period                          $7.26           $11.93          $11.66         $10.38           N/A
  Accumulation units outstanding
  at the end of period                     2,905           8,196           8,365           8,547           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(667)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.99          $13.08         $12.85          $11.16
    End of period                          $9.09           $14.32          $14.99         $13.08          $12.85
  Accumulation units outstanding
  at the end of period                     2,330           6,457           6,593           6,756            4

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.33          $17.43           N/A             N/A            N/A
    End of period                          $8.89           $17.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      102             102             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.11          $12.98         $13.00          $12.88
    End of period                          $13.57          $13.85          $13.11         $12.98          $13.00
  Accumulation units outstanding
  at the end of period                     8,365           8,670           9,156           9,080          1,229

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.57          $13.03          $12.32           N/A            N/A
    End of period                          $8.50           $12.57          $13.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $15.03          $14.11          $12.51         $11.82          $10.97
    End of period                          $8.92           $15.03          $14.11         $12.51          $11.82
  Accumulation units outstanding
  at the end of period                       -               -               -              433            454

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(521)

  Accumulation unit value:
    Beginning of period                    $14.91          $14.05          $12.62         $12.03          $11.27
    End of period                          $9.40           $14.91          $14.05         $12.62          $12.03
  Accumulation units outstanding
  at the end of period                       -              298             639            1,106           673

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(875)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.57          $10.74         $10.53           N/A
    End of period                          $9.34           $12.16          $11.57         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(504)

  Accumulation unit value:
    Beginning of period                    $14.16          $13.36          $12.20         $11.75          $11.09
    End of period                          $10.02          $14.16          $13.36         $12.20          $11.75
  Accumulation units outstanding
  at the end of period                       -               -             8,646           8,406          6,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(667)

  Accumulation unit value:
    Beginning of period                    $40.17          $35.13          $33.70         $30.27          $26.86
    End of period                          $23.27          $40.17          $35.13         $33.70          $30.27
  Accumulation units outstanding
  at the end of period                       -              308             330             330            222

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(835)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.27          $13.04         $12.44           N/A
    End of period                          $8.73           $15.03          $15.27         $13.04           N/A
  Accumulation units outstanding
  at the end of period                       -             2,245           2,245           2,245           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A


ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.45%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(965)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $11.51           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                      412             412             498             13             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(842)

  Accumulation unit value:
    Beginning of period                    $16.86          $15.74          $13.16         $11.75           N/A
    End of period                          $9.72           $16.86          $15.74         $13.16           N/A
  Accumulation units outstanding
  at the end of period                     2,815           2,816           2,939           2,503           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.92          $11.32         $10.82          $10.08
    End of period                          $8.19           $13.46          $11.92         $11.32          $10.82
  Accumulation units outstanding
  at the end of period                     2,420           1,664           1,581           1,533            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $9.03            N/A
    End of period                          $10.08           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.64          $12.21         $11.54          $11.07
    End of period                          $8.72           $14.82          $13.64         $12.21          $11.54
  Accumulation units outstanding
  at the end of period                     3,119           3,104           3,128           3,164            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $9.44            N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(244)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.27          $10.43          $9.71          $9.09
    End of period                          $8.31           $11.88          $11.27         $10.43          $9.71
  Accumulation units outstanding
  at the end of period                     3,635           1,558           1,621           1,680          1,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(244)

  Accumulation unit value:
    Beginning of period                    $8.19           $8.17
    End of period                          $9.09           $8.19
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division(693)

  Accumulation unit value:
    Beginning of period                    $27.15          $23.07          $20.86         $20.97          $19.59
    End of period                          $15.24          $27.15          $23.07         $20.86          $20.97
  Accumulation units outstanding
  at the end of period                     5,283           6,002           6,181           6,382           848

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.03            N/A             N/A             N/A            N/A
    End of period                          $4.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,407            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $26.34          $24.61          $24.11         $23.60          $21.91
    End of period                          $15.20          $26.34          $24.61         $24.11          $23.60
  Accumulation units outstanding
  at the end of period                     11,051          12,844          12,799         12,525          1,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,099            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(777)

  Accumulation unit value:
    Beginning of period                    $17.10          $17.42          $15.89         $15.58           N/A
    End of period                          $10.17          $17.10          $17.42         $15.89           N/A
  Accumulation units outstanding
  at the end of period                      814             770             758             709            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(777)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                    $23.00          $21.03          $17.95         $17.94          $15.48
    End of period                          $13.85          $23.00          $21.03         $17.95          $17.94
  Accumulation units outstanding
  at the end of period                     2,352           1,917           1,960           2,073            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                    $15.13           N/A
    End of period                          $15.48           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                    $11.42          $12.47          $10.85         $11.10           N/A
    End of period                          $7.45           $11.42          $12.47         $10.85           N/A
  Accumulation units outstanding
  at the end of period                      271              -               90             14             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(312)

  Accumulation unit value:
    Beginning of period                    $17.98          $17.22          $16.86         $16.84          $16.14
    End of period                          $16.64          $17.98          $17.22         $16.86          $16.84
  Accumulation units outstanding
  at the end of period                       -              262             251             36              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(312)

  Accumulation unit value:
    Beginning of period                    $15.29           N/A
    End of period                          $16.14           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.69          $12.66          $11.21         $10.46           N/A
    End of period                          $7.92           $12.69          $12.66         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     3,280           3,430           3,169           3,198           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                    $15.86          $14.51          $11.27          $9.74          $8.81
    End of period                          $8.59           $15.86          $14.51         $11.27          $9.74
  Accumulation units outstanding
  at the end of period                     7,246           10,250          8,664           9,382          1,844

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(714)

  Accumulation unit value:
    Beginning of period                    $22.66          $21.51          $19.67         $18.99          $18.30
    End of period                          $12.28          $22.66          $21.51         $19.67          $18.99
  Accumulation units outstanding
  at the end of period                      375             404             420             435            452

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(235)

  Accumulation unit value:
    Beginning of period                    $14.71          $14.17          $14.07         $14.08          $13.90
    End of period                          $15.29          $14.71          $14.17         $14.07          $14.08
  Accumulation units outstanding
  at the end of period                      144              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(235)

  Accumulation unit value:
    Beginning of period                    $14.08          $13.78
    End of period                          $13.90          $14.08
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.83           N/A             N/A             N/A            N/A
    End of period                          $6.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      829             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(202)

  Accumulation unit value:
    Beginning of period                    $18.10          $19.05          $17.04         $16.05          $13.19
    End of period                          $10.78          $18.10          $19.05         $17.04          $16.05
  Accumulation units outstanding
  at the end of period                     6,927           7,486           7,755           7,844           949

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(202)

  Accumulation unit value:
    Beginning of period                    $10.49          $9.26
    End of period                          $13.19          $10.49
  Accumulation units outstanding
  at the end of period                       -               -






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(202)

  Accumulation unit value:
    Beginning of period                    $14.42          $15.85          $13.91         $13.62          $12.10
    End of period                          $8.64           $14.42          $15.85         $13.91          $13.62
  Accumulation units outstanding
  at the end of period                     15,161          16,665          16,526         17,086          2,605

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(202)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.05
    End of period                          $12.10          $8.93
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.15          $11.76          $11.31           N/A            N/A
    End of period                          $7.05           $11.15          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,921           1,966           4,613            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                    $11.25          $10.86           N/A             N/A            N/A
    End of period                          $11.38          $11.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      241             208             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(623)

  Accumulation unit value:
    Beginning of period                    $9.77           $10.87          $9.81          $10.31          $10.31
    End of period                          $6.55           $9.77           $10.87          $9.81          $10.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(405)

  Accumulation unit value:
    Beginning of period                    $9.21           $9.10           $7.98           $7.85          $7.23
    End of period                          $5.59           $9.21           $9.10           $7.98          $7.85
  Accumulation units outstanding
  at the end of period                     8,917           10,918          11,521         11,632          2,261

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(405)

  Accumulation unit value:
    Beginning of period                    $6.67            N/A
    End of period                          $7.23            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(623)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.11          $10.71         $10.20          $10.20
    End of period                          $8.74           $11.66          $11.11         $10.71          $10.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(405)

  Accumulation unit value:
    Beginning of period                    $19.24          $17.86          $14.58         $13.18          $11.31
    End of period                          $10.72          $19.24          $17.86         $14.58          $13.18
  Accumulation units outstanding
  at the end of period                     13,247          15,140          16,200         18,018          1,360

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(405)

  Accumulation unit value:
    Beginning of period                    $9.83            N/A
    End of period                          $11.31           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(746)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.51           N/A
    End of period                          $7.56           $13.48          $13.62         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     21,211          30,135          17,834         19,156           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(746)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.81          $10.62           N/A             N/A            N/A
    End of period                          $6.21           $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              107             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                    $34.19          $25.90          $21.98         $16.46          $16.46
    End of period                          $20.73          $34.19          $25.90         $21.98          $16.46
  Accumulation units outstanding
  at the end of period                      314             679             332             130             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.58          $13.63         $12.47          $11.04
    End of period                          $9.31           $15.29          $14.58         $13.63          $12.47
  Accumulation units outstanding
  at the end of period                     6,639           7,173           7,410           7,753          1,429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                    $9.51            N/A
    End of period                          $11.04           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(373)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.66          $10.38         $10.19          $9.49
    End of period                          $7.26           $11.93          $11.66         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                     24,376          34,337          35,331         35,503          4,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(373)

  Accumulation unit value:
    Beginning of period                    $8.48            N/A
    End of period                          $9.49            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.30          $19.48           N/A             N/A            N/A
    End of period                          $10.12          $17.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      364             998             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                    $14.23          $14.90          $13.00         $12.78          $11.15
    End of period                          $9.04           $14.23          $14.90         $13.00          $12.78
  Accumulation units outstanding
  at the end of period                     7,331           7,377           7,489           7,952          1,389

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                    $7.84           $8.32
    End of period                          $11.15          $7.84
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(693)

  Accumulation unit value:
    Beginning of period                    $6.46           $5.78           $5.42           $5.42          $5.02
    End of period                          $3.57           $6.46           $5.78           $5.42          $5.42
  Accumulation units outstanding
  at the end of period                     20,404          22,319          23,202         22,836          3,281

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.33          $17.43           N/A             N/A            N/A
    End of period                          $8.89           $17.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,811           2,382            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.82          $12.11         $10.91          $9.48
    End of period                          $8.27           $14.34          $13.82         $12.11          $10.91
  Accumulation units outstanding
  at the end of period                     10,951          12,168          12,541         13,423          2,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $6.91           $7.37
    End of period                          $9.48           $6.91
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.30           N/A             N/A             N/A            N/A
    End of period                          $10.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      179             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(202)

  Accumulation unit value:
    Beginning of period                    $13.84          $13.11          $12.98         $13.00          $12.76
    End of period                          $13.56          $13.84          $13.11         $12.98          $13.00
  Accumulation units outstanding
  at the end of period                      956             723             726             729            640

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(202)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.23
    End of period                          $12.76          $12.48
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.57          $13.03          $12.08         $12.18          $11.86
    End of period                          $8.50           $12.57          $13.03         $12.08          $12.18
  Accumulation units outstanding
  at the end of period                      602             796             633             643            207

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.10          $12.51         $11.81          $11.81
    End of period                          $8.92           $15.02          $14.10         $12.51          $11.81
  Accumulation units outstanding
  at the end of period                      542            2,550           2,683           2,830            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.96          $10.42         $10.19           N/A
    End of period                          $9.57           $11.37          $10.96         $10.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.05          $12.61         $12.03          $11.07
    End of period                          $9.40           $14.90          $14.05         $12.61          $12.03
  Accumulation units outstanding
  at the end of period                     5,727           38,653          40,850         42,685          1,920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A
    End of period                          $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.56          $10.74         $10.60           N/A
    End of period                          $9.34           $12.16          $11.56         $10.74           N/A
  Accumulation units outstanding
  at the end of period                      277            6,891           7,823           7,914           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(360)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.35          $12.20         $11.75          $10.98
    End of period                          $10.01          $14.15          $13.35         $12.20          $11.75
  Accumulation units outstanding
  at the end of period                     2,217           31,018          35,115         36,324            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(360)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A
    End of period                          $10.98           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $6.45            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      402             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $24.88          $23.72          $21.39         $20.81          $19.24
    End of period                          $19.24          $24.88          $23.72         $21.39          $20.81
  Accumulation units outstanding
  at the end of period                      432              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $17.88           N/A
    End of period                          $19.24           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(270)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.30          $11.08         $11.06          $11.24
    End of period                          $11.52          $11.55          $11.30         $11.08          $11.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(270)

  Accumulation unit value:
    Beginning of period                    $11.44           N/A
    End of period                          $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                    $21.05          $20.00          $16.95         $16.06          $14.94
    End of period                          $13.69          $21.05          $20.00         $16.95          $16.06
  Accumulation units outstanding
  at the end of period                     5,464           5,262           5,633           5,872          1,106

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                    $28.76          $26.77          $24.13         $23.31          $21.74
    End of period                          $16.04          $28.76          $26.77         $24.13          $23.31
  Accumulation units outstanding
  at the end of period                     10,742          11,093          7,602           7,594          1,130

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                    $19.40           N/A
    End of period                          $21.74           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $40.15          $35.11          $33.69         $30.26          $26.27
    End of period                          $23.25          $40.15          $35.11         $33.69          $30.26
  Accumulation units outstanding
  at the end of period                     4,318           4,743           4,811           4,971           870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $19.42          $20.46
    End of period                          $26.27          $19.42
  Accumulation units outstanding
  at the end of period                       -               -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.27          $13.04         $12.59          $11.20
    End of period                          $8.73           $15.03          $15.27         $13.04          $12.59
  Accumulation units outstanding
  at the end of period                     8,018           9,185           9,585           9,874          2,095

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(202)

  Accumulation unit value:
    Beginning of period                    $8.83           $7.61
    End of period                          $11.20          $8.83
  Accumulation units outstanding
  at the end of period                       -               -

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.46%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(930)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $11.51         $10.38           N/A
    End of period                          $7.97           $12.70          $15.32         $11.51           N/A
  Accumulation units outstanding
  at the end of period                      243              36            1,540           1,504           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(930)

  Accumulation unit value:
    Beginning of period                    $16.84          $15.72          $13.15         $12.43           N/A
    End of period                          $9.70           $16.84          $15.72         $13.15           N/A
  Accumulation units outstanding
  at the end of period                      953            3,016           3,168            837            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1189)

  Accumulation unit value:
    Beginning of period                    $13.45          $11.91          $11.51           N/A            N/A
    End of period                          $8.18           $13.45          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               84              90             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1189)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $14.81          $15.74           N/A             N/A            N/A
    End of period                          $8.71           $14.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      119             314             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.85           N/A             N/A             N/A            N/A
    End of period                          $8.30            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,853            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $4.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      460             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $25.94           N/A             N/A             N/A            N/A
    End of period                          $15.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,331            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $11.31           N/A             N/A            N/A
    End of period                          $6.46           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,421           2,476            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.86           $9.93            N/A             N/A            N/A
    End of period                          $6.14           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,072           3,282            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $9.79            N/A             N/A            N/A
    End of period                          $5.69           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,188           4,209            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1161)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.80          $10.33           N/A            N/A
    End of period                          $7.36           $10.73          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,030             -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.79           $9.88            N/A             N/A            N/A
    End of period                          $5.93           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,100           2,239            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1123)

  Accumulation unit value:
    Beginning of period                    $11.41          $12.46          $11.38           N/A            N/A
    End of period                          $7.45           $11.41          $12.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,904           6,042           2,435            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1057)

  Accumulation unit value:
    Beginning of period                    $17.96          $17.20          $16.59           N/A            N/A
    End of period                          $16.62          $17.96          $17.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      656             786             194             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.69          $14.04           N/A             N/A            N/A
    End of period                          $7.91           $12.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      208             210             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.37          $10.20           N/A             N/A            N/A
    End of period                          $9.52           $10.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,949             76             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(930)

  Accumulation unit value:
    Beginning of period                    $15.84          $14.50          $11.26         $10.38           N/A
    End of period                          $8.58           $15.84          $14.50         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     1,409           1,210           1,002           1,002           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.63          $23.17           N/A             N/A            N/A
    End of period                          $12.26          $22.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              160             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(811)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.16          $14.05         $14.11           N/A
    End of period                          $15.27          $14.69          $14.16         $14.05           N/A
  Accumulation units outstanding
  at the end of period                     10,662          1,763            247             120            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.90          $11.50           N/A             N/A            N/A
    End of period                          $6.78           $13.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,616           1,616            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(933)

  Accumulation unit value:
    Beginning of period                    $18.08          $19.03          $17.03         $16.17           N/A
    End of period                          $10.77          $18.08          $19.03         $17.03           N/A
  Accumulation units outstanding
  at the end of period                     1,666           2,361            874              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(933)

  Accumulation unit value:
    Beginning of period                    $14.40          $15.84          $13.90         $13.31           N/A
    End of period                          $8.63           $14.40          $15.84         $13.90           N/A
  Accumulation units outstanding
  at the end of period                      846            1,716            994              -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $8.12            N/A             N/A             N/A            N/A
    End of period                          $6.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,041            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.14          $11.75          $11.30           N/A            N/A
    End of period                          $7.04           $11.14          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,250           1,249           1,236            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(708)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.82          $10.70         $10.77          $10.79
    End of period                          $11.37          $11.24          $10.82         $10.70          $10.77
  Accumulation units outstanding
  at the end of period                     3,030           1,827           1,838           1,849            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(930)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.63           $4.24           $3.99           N/A
    End of period                          $3.38           $5.73           $5.63           $4.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,605           2,605           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1200)

  Accumulation unit value:
    Beginning of period                    $11.08          $13.75          $13.52           N/A            N/A
    End of period                          $5.34           $11.08          $13.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      327              -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(930)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.10          $10.70         $10.26           N/A
    End of period                          $8.73           $11.65          $11.10         $10.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,521           1,520           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                    $19.23          $17.85          $14.57         $13.45           N/A
    End of period                          $10.71          $19.23          $17.85         $14.57           N/A
  Accumulation units outstanding
  at the end of period                     3,229           3,242           4,032           3,885           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.61           N/A
    End of period                          $7.56           $13.48          $13.62         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     61,351          63,528          9,812           8,323           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1176)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.66          $10.18           N/A            N/A
    End of period                          $6.21           $11.81          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,237           2,333            569             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.89           N/A             N/A            N/A
    End of period                          $6.06           $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              848             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(811)

  Accumulation unit value:
    Beginning of period                    $34.17          $25.89          $21.96         $18.54           N/A
    End of period                          $20.71          $34.17          $25.89         $21.96           N/A
  Accumulation units outstanding
  at the end of period                      739             767             729             562            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(708)

  Accumulation unit value:
    Beginning of period                    $15.28          $14.58          $13.62         $12.47          $11.96
    End of period                          $9.31           $15.28          $14.58         $13.62          $12.47
  Accumulation units outstanding
  at the end of period                     3,466           4,497           4,965           5,038            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(708)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.65          $10.38         $10.19          $9.97
    End of period                          $7.25           $11.92          $11.65         $10.38          $10.19
  Accumulation units outstanding
  at the end of period                     6,033           7,273           7,872           6,199            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.28          $19.47           N/A             N/A            N/A
    End of period                          $10.11          $17.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      253             230             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(708)

  Accumulation unit value:
    Beginning of period                    $14.22          $14.89          $12.99         $12.78          $12.23
    End of period                          $9.03           $14.22          $14.89         $12.99          $12.78
  Accumulation units outstanding
  at the end of period                     6,480           6,826           5,740           5,089            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(708)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1082)

  Accumulation unit value:
    Beginning of period                    $6.45           $5.77           $5.27            N/A            N/A
    End of period                          $3.56           $6.45           $5.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,443           1,149             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.32          $17.42           N/A             N/A            N/A
    End of period                          $8.88           $17.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,430           6,896            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(933)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.96          $11.84         $11.13           N/A
    End of period                          $7.81           $14.00          $12.96         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     4,442           6,306           4,812             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(933)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.81          $12.22           N/A            N/A
    End of period                          $8.27           $14.33          $13.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,738           8,214           3,680            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $4.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,115            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                    $7.81            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,481            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.20           N/A             N/A            N/A
    End of period                          $10.17          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,553            776             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(811)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.09          $12.97         $13.05           N/A
    End of period                          $13.55          $13.83          $13.09         $12.97           N/A
  Accumulation units outstanding
  at the end of period                     5,458           3,443            202             130            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(811)

  Accumulation unit value:
    Beginning of period                    $12.56          $13.01          $12.07         $11.78           N/A
    End of period                          $8.48           $12.56          $13.01         $12.07           N/A
  Accumulation units outstanding
  at the end of period                      802            5,196           2,933            141            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40          $9.92            N/A             N/A            N/A
    End of period                          $6.17           $10.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,594           3,958            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.45          $9.98            N/A             N/A            N/A
    End of period                          $7.49           $10.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,805           4,022            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.42          $9.94            N/A             N/A            N/A
    End of period                          $6.63           $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,439           5,099            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.54            N/A             N/A             N/A            N/A
    End of period                          $7.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      252             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.63            N/A             N/A             N/A            N/A
    End of period                          $6.20            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      206             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(1112)

  Accumulation unit value:
    Beginning of period                    $15.01          $14.09          $12.33           N/A            N/A
    End of period                          $8.91           $15.01          $14.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,621           3,519            531             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(811)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.96          $10.41         $10.10           N/A
    End of period                          $9.56           $11.36          $10.96         $10.41           N/A
  Accumulation units outstanding
  at the end of period                     7,972           3,432            771             165            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(790)

  Accumulation unit value:
    Beginning of period                    $14.88          $14.04          $12.60         $11.75           N/A
    End of period                          $9.39           $14.88          $14.04         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     5,411           5,386           1,658            181            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.56          $10.73         $10.41           N/A
    End of period                          $9.34           $12.15          $11.56         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     12,220          7,488           4,075           3,480           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(767)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.34          $12.19         $11.66           N/A
    End of period                          $10.00          $14.14          $13.34         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     12,888          13,070          8,400           6,815           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      205             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(811)

  Accumulation unit value:
    Beginning of period                    $24.84          $23.69          $21.36         $20.28           N/A
    End of period                          $19.22          $24.84          $23.69         $21.36           N/A
  Accumulation units outstanding
  at the end of period                      685              -               61             81             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.29          $11.18           N/A            N/A
    End of period                          $11.50          $11.54          $11.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,922          10,245          3,663            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(811)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.99          $16.94         $15.68           N/A
    End of period                          $13.68          $21.03          $19.99         $16.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               36             52             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(811)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                    $28.72          $26.74          $23.71           N/A            N/A
    End of period                          $16.02          $28.72          $26.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,313           2,966           1,391            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(930)

  Accumulation unit value:
    Beginning of period                    $40.10          $35.06          $33.65         $30.65           N/A
    End of period                          $23.22          $40.10          $35.06         $33.65           N/A
  Accumulation units outstanding
  at the end of period                      623            1,438           1,199            170            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(930)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.26          $13.03         $12.20           N/A
    End of period                          $8.72           $15.01          $15.26         $13.03           N/A
  Accumulation units outstanding
  at the end of period                     2,105           2,652           2,008            426            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(930)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.47%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.70          $15.32          $13.05           N/A            N/A
    End of period                          $7.96           $12.70          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              493             478             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(1027)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.71          $13.63           N/A            N/A
    End of period                          $9.69           $16.82          $15.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.90          $11.31         $10.81          $10.04
    End of period                          $8.17           $13.44          $11.90         $11.31          $10.81
  Accumulation units outstanding
  at the end of period                       -               -              402             595            619

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.62          $12.20         $11.53          $10.54
    End of period                          $8.70           $14.80          $13.62         $12.20          $11.53
  Accumulation units outstanding
  at the end of period                       -               -              383             567            590

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $26.28          $24.55          $24.05         $23.56          $22.84
    End of period                          $15.16          $26.28          $24.55         $24.05          $23.56
  Accumulation units outstanding
  at the end of period                       -               -               -               -             191

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.58          $10.27           N/A             N/A            N/A
    End of period                          $6.46           $13.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,572           1,038            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                    $22.95          $20.99          $17.91         $17.91          $16.97
    End of period                          $13.82          $22.95          $20.99         $17.91          $17.91
  Accumulation units outstanding
  at the end of period                       -              342              -               -             256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.05           N/A             N/A            N/A
    End of period                          $6.14           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,002           1,527            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.83           $10.55           N/A             N/A            N/A
    End of period                          $5.69           $9.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      683             684             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.80          $9.84            N/A            N/A
    End of period                          $7.36           $10.73          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      220             392             423             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(584)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.18          $16.82         $16.80          $15.70
    End of period                          $16.59          $17.94          $17.18         $16.82          $16.80
  Accumulation units outstanding
  at the end of period                       -               -               -              254            264

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.37          $10.14          $9.96            N/A            N/A
    End of period                          $9.51           $10.37          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              837             830             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(630)

  Accumulation unit value:
    Beginning of period                    $15.83          $14.49          $11.25          $9.73          $8.20
    End of period                          $8.57           $15.83          $14.49         $11.25          $9.73
  Accumulation units outstanding
  at the end of period                      438            1,376            770             628           1,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(584)

  Accumulation unit value:
    Beginning of period                    $14.67          $14.14          $14.04         $14.06          $13.54
    End of period                          $15.25          $14.67          $14.14         $14.04          $14.06
  Accumulation units outstanding
  at the end of period                       -               -              449            1,508           739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1166)

  Accumulation unit value:
    Beginning of period                    $13.90          $10.81          $9.42            N/A            N/A
    End of period                          $6.77           $13.90          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      425              -              550             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(630)

  Accumulation unit value:
    Beginning of period                    $18.07          $19.02          $17.01         $16.03          $13.91
    End of period                          $10.76          $18.07          $19.02         $17.01          $16.03
  Accumulation units outstanding
  at the end of period                       -              379              -              428            146

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(942)

  Accumulation unit value:
    Beginning of period                    $14.39          $15.83          $13.89         $13.27           N/A
    End of period                          $8.62           $14.39          $15.83         $13.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.65            N/A             N/A             N/A            N/A
    End of period                          $6.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,266           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.13          $11.74          $11.30           N/A            N/A
    End of period                          $7.03           $11.13          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              389             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.70         $10.77          $10.43
    End of period                          $11.36          $11.23          $10.82         $10.70          $10.77
  Accumulation units outstanding
  at the end of period                     5,929           8,840           9,610           8,739          9,913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.73           $5.63            N/A             N/A            N/A
    End of period                          $3.37           $5.73            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,609           1,086            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.91           N/A             N/A            N/A
    End of period                          $5.08           $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,120           1,526            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(481)

  Accumulation unit value:
    Beginning of period                    $9.20           $9.09           $7.97           $7.84          $7.22
    End of period                          $5.58           $9.20           $9.09           $7.97          $7.84
  Accumulation units outstanding
  at the end of period                       -               -             1,241           1,271          1,150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(481)

  Accumulation unit value:
    Beginning of period                    $7.11            N/A
    End of period                          $7.22            N/A
  Accumulation units outstanding
  at the end of period                      677             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $11.08          $13.74          $11.87         $11.46          $10.57
    End of period                          $5.33           $11.08          $13.74         $11.87          $11.46
  Accumulation units outstanding
  at the end of period                     1,933            202            1,005            308            185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.09          $10.70         $10.19          $10.10
    End of period                          $8.72           $11.64          $11.09         $10.70          $10.19
  Accumulation units outstanding
  at the end of period                       -              188             602            1,235          1,259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(581)

  Accumulation unit value:
    Beginning of period                    $19.22          $17.85          $14.57         $13.18          $10.82
    End of period                          $10.70          $19.22          $17.85         $14.57          $13.18
  Accumulation units outstanding
  at the end of period                     7,993           7,446           8,139           7,743          8,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                    $13.48          $13.62          $11.75         $10.88          $9.88
    End of period                          $7.55           $13.48          $13.62         $11.75          $10.88
  Accumulation units outstanding
  at the end of period                     18,362          33,319          28,970         24,226          7,641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,440            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.02           N/A             N/A            N/A
    End of period                          $7.07           $12.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,374           5,664            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $34.13          $25.87          $21.95         $19.93           N/A
    End of period                          $20.69          $34.13          $25.87         $21.95           N/A
  Accumulation units outstanding
  at the end of period                      217             278              -              340            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(581)

  Accumulation unit value:
    Beginning of period                    $15.27          $14.57          $13.62         $12.46          $10.78
    End of period                          $9.30           $15.27          $14.57         $13.62          $12.46
  Accumulation units outstanding
  at the end of period                     8,850           8,705           9,390           8,185          8,759

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(552)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.64          $10.37         $10.18          $9.75
    End of period                          $7.25           $11.92          $11.64         $10.37          $10.18
  Accumulation units outstanding
  at the end of period                     13,505          14,163          15,564         14,322          14,403

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $16.83           N/A             N/A             N/A            N/A
    End of period                          $10.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      366             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(552)

  Accumulation unit value:
    Beginning of period                    $14.22          $14.89          $12.99         $12.77          $11.93
    End of period                          $9.02           $14.22          $14.89         $12.99          $12.77
  Accumulation units outstanding
  at the end of period                     8,165           8,557           11,376         10,481          10,656

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $6.45           $5.77           $5.41           $5.41          $5.06
    End of period                          $3.56           $6.45           $5.77           $5.41          $5.41
  Accumulation units outstanding
  at the end of period                      448              -             2,277           2,994          3,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.32          $17.42           N/A             N/A            N/A
    End of period                          $8.88           $17.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,922           4,487            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1004)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.80          $12.59           N/A            N/A
    End of period                          $8.26           $14.32          $13.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      190              -              510             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                    $8.89            N/A             N/A             N/A            N/A
    End of period                          $4.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      567             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan
Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                    $7.80            N/A             N/A             N/A            N/A
    End of period                          $4.12            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      804             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division(1774)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      411             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(481)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.08          $12.96         $12.98          $12.74
    End of period                          $13.53          $13.81          $13.08         $12.96          $12.98
  Accumulation units outstanding
  at the end of period                     2,960           1,768           1,779           2,285          2,189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(481)

  Accumulation unit value:
    Beginning of period                    $12.71           N/A
    End of period                          $12.74           N/A
  Accumulation units outstanding
  at the end of period                      379             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.55          $13.01          $12.06         $12.16          $11.85
    End of period                          $8.48           $12.55          $13.01         $12.06          $12.16
  Accumulation units outstanding
  at the end of period                       -              450             422            1,490          2,651

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.08          $12.49         $11.80          $10.74
    End of period                          $8.90           $14.99          $14.08         $12.49          $11.80
  Accumulation units outstanding
  at the end of period                     1,351           1,670           1,565           1,470          1,353

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $10.61           N/A
    End of period                          $10.74           N/A
  Accumulation units outstanding
  at the end of period                      454             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(613)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.02          $12.59         $12.01          $11.07
    End of period                          $9.38           $14.87          $14.02         $12.59          $12.01
  Accumulation units outstanding
  at the end of period                     3,781           7,257           7,938           9,037          7,435

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(613)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.56          $10.73         $10.37           N/A
    End of period                          $9.33           $12.15          $11.56         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     1,276           1,288            890             445            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(486)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.33          $12.18         $11.73          $10.97
    End of period                          $9.99           $14.13          $13.33         $12.18          $11.73
  Accumulation units outstanding
  at the end of period                     17,936          22,733          23,668         24,293          22,074

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(486)

  Accumulation unit value:
    Beginning of period                    $10.97           N/A
    End of period                          $10.97           N/A
  Accumulation units outstanding
  at the end of period                     7,437            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $24.81          $24.02           N/A             N/A            N/A
    End of period                          $19.19          $24.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,556           1,556            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.52          $11.32           N/A             N/A            N/A
    End of period                          $11.49          $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,441           11,317           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(630)

  Accumulation unit value:
    Beginning of period                    $21.02          $19.99          $16.94         $16.05          $14.56
    End of period                          $13.67          $21.02          $19.99         $16.94          $16.05
  Accumulation units outstanding
  at the end of period                      320             320             707             788           1,058

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(630)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $28.69          $26.71          $24.08         $23.26          $21.70
    End of period                          $16.00          $28.69          $26.71         $24.08          $23.26
  Accumulation units outstanding
  at the end of period                     1,358           1,802            412             618            917

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $20.54           N/A
    End of period                          $21.70           N/A
  Accumulation units outstanding
  at the end of period                      347             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $40.05          $35.03          $33.61         $30.20          $26.22
    End of period                          $23.19          $40.05          $35.03         $33.61          $30.20
  Accumulation units outstanding
  at the end of period                     1,747           1,729           2,102           2,238          2,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $25.53           N/A
    End of period                          $26.22           N/A
  Accumulation units outstanding
  at the end of period                      283             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.25          $13.02         $12.58          $11.19
    End of period                          $8.71           $15.00          $15.25         $13.02          $12.58
  Accumulation units outstanding
  at the end of period                      464            1,274           1,397           1,469           968

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A
    End of period                          $11.19           N/A
  Accumulation units outstanding
  at the end of period                      676             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.495%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(542)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.24          $10.40          $9.69          $9.05
    End of period                          $8.28           $11.83          $11.24         $10.40          $9.69
  Accumulation units outstanding
  at the end of period                     1,593           1,596           1,599           1,602          1,605

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(507)

  Accumulation unit value:
    Beginning of period                    $18.02          $18.98          $16.98         $16.00          $13.70
    End of period                          $10.73          $18.02          $18.98         $16.98          $16.00
  Accumulation units outstanding
  at the end of period                      920             920             920             920            920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(507)

  Accumulation unit value:
    Beginning of period                    $14.35          $15.79          $13.86         $13.58          $12.47
    End of period                          $8.60           $14.35          $15.79         $13.86          $13.58
  Accumulation units outstanding
  at the end of period                     1,010           1,010           1,010           1,010          1,010

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.11          $11.72          $11.28           N/A            N/A
    End of period                          $7.02           $11.11          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,618           3,639           3,269            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(553)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.81          $10.69         $10.76          $10.71
    End of period                          $11.34          $11.22          $10.81         $10.69          $10.76
  Accumulation units outstanding
  at the end of period                     2,938           2,956           3,065           3,078          3,092

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(505)

  Accumulation unit value:
    Beginning of period                    $9.18           $9.07           $7.96           $7.83          $7.33
    End of period                          $5.57           $9.18           $9.07           $7.96          $7.83
  Accumulation units outstanding
  at the end of period                      200             402             708             934           1,252

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.46          $14.10           N/A             N/A            N/A
    End of period                          $7.55           $13.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,271          10,331           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(505)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.05          $12.93         $12.96          $12.75
    End of period                          $13.50          $13.78          $13.05         $12.93          $12.96
  Accumulation units outstanding
  at the end of period                      115             231             407             537            720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(505)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.99          $12.57         $11.99          $11.19
    End of period                          $9.35           $14.83          $13.99         $12.57          $11.99
  Accumulation units outstanding
  at the end of period                      131             263             464             612            820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(505)

  Accumulation unit value:
    Beginning of period                    $28.60          $26.63          $24.01         $23.21          $21.98
    End of period                          $15.94          $28.60          $26.63         $24.01          $23.21
  Accumulation units outstanding
  at the end of period                       67             134             236             312            418

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(505)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(507)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.22          $13.00         $12.56          $11.41
    End of period                          $8.69           $14.97          $15.22         $13.00          $12.56
  Accumulation units outstanding
  at the end of period                     1,104           1,104           1,104           1,104          1,104

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(978)

  Accumulation unit value:
    Beginning of period                    $16.76          $15.65          $13.09         $13.15           N/A
    End of period                          $9.65           $16.76          $15.65         $13.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(978)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(758)

  Accumulation unit value:
    Beginning of period                    $13.42          $11.89          $11.30         $10.56           N/A
    End of period                          $8.16           $13.42          $11.89         $11.30           N/A
  Accumulation units outstanding
  at the end of period                      152             157             160             181            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.24          $10.40          $9.68          $9.12
    End of period                          $8.27           $11.83          $11.24         $10.40          $9.68
  Accumulation units outstanding
  at the end of period                      162             167             175             198             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(758)

  Accumulation unit value:
    Beginning of period                    $17.00          $17.33          $15.82         $15.29           N/A
    End of period                          $10.11          $17.00          $17.33         $15.82           N/A
  Accumulation units outstanding
  at the end of period                      282             272             290             312            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(758)

  Accumulation unit value:
    Beginning of period                    $17.87          $17.12          $16.77         $16.82           N/A
    End of period                          $16.53          $17.87          $17.12         $16.77           N/A
  Accumulation units outstanding
  at the end of period                      308             335             338             341            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(758)

  Accumulation unit value:
    Beginning of period                    $14.62          $14.09          $13.99         $14.12           N/A
    End of period                          $15.19          $14.62          $14.09         $13.99           N/A
  Accumulation units outstanding
  at the end of period                      125             136             136             135            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(758)

  Accumulation unit value:
    Beginning of period                    $18.01          $18.97          $16.97         $15.65           N/A
    End of period                          $10.72          $18.01          $18.97         $16.97           N/A
  Accumulation units outstanding
  at the end of period                      104              97             108             122            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(855)

  Accumulation unit value:
    Beginning of period                    $14.34          $15.78          $13.86         $13.51           N/A
    End of period                          $8.59           $14.34          $15.78         $13.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.10          $11.71          $11.27           N/A            N/A
    End of period                          $7.01           $11.10          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(828)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.81          $10.69         $10.75           N/A
    End of period                          $11.34          $11.21          $10.81         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     2,920           3,560           3,453           3,276           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.91           N/A             N/A            N/A
    End of period                          $5.07           $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,443           1,535            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $9.64            N/A             N/A             N/A            N/A
    End of period                          $5.32            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      504             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.06          $10.67         $10.50           N/A
    End of period                          $8.69           $11.60          $11.06         $10.67           N/A
  Accumulation units outstanding
  at the end of period                      251              -              123             84             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(828)

  Accumulation unit value:
    Beginning of period                    $19.18          $17.82          $14.55         $12.65           N/A
    End of period                          $10.68          $19.18          $17.82         $14.55           N/A
  Accumulation units outstanding
  at the end of period                     2,019           2,028           2,361           2,654           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.61          $11.74         $11.26           N/A
    End of period                          $7.54           $13.46          $13.61         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     18,982          21,010          21,554         23,825           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $6.21            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,355            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(855)

  Accumulation unit value:
    Beginning of period                    $34.05          $25.81          $21.91         $20.06           N/A
    End of period                          $20.63          $34.05          $25.81         $21.91           N/A
  Accumulation units outstanding
  at the end of period                       99              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(886)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.55          $13.60         $13.16           N/A
    End of period                          $9.28           $15.25          $14.55         $13.60           N/A
  Accumulation units outstanding
  at the end of period                     2,351           2,471           2,630           2,611           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(886)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(828)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.63          $10.36          $9.70           N/A
    End of period                          $7.23           $11.89          $11.63         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     3,273           3,191           3,625           3,533           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(855)

  Accumulation unit value:
    Beginning of period                    $14.19          $14.86          $12.97         $12.50           N/A
    End of period                          $9.01           $14.19          $14.86         $12.97           N/A
  Accumulation units outstanding
  at the end of period                     2,546           2,605           2,680           2,674           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(978)

  Accumulation unit value:
    Beginning of period                    $6.43           $5.76           $5.40           $5.52           N/A
    End of period                          $3.55           $6.43           $5.76           $5.40           N/A
  Accumulation units outstanding
  at the end of period                      467              -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(978)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.30          $17.40           N/A             N/A            N/A
    End of period                          $8.87           $17.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      678             680             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(855)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.78          $12.08         $10.83           N/A
    End of period                          $8.24           $14.29          $13.78         $12.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(560)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.05          $12.93         $12.96          $12.71
    End of period                          $13.49          $13.77          $13.05         $12.93          $12.96
  Accumulation units outstanding
  at the end of period                      427             477             554             528             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(758)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.97          $12.03         $12.07           N/A
    End of period                          $8.45           $12.51          $12.97         $12.03           N/A
  Accumulation units outstanding
  at the end of period                      453             437             544             529            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division(560)

  Accumulation unit value:
    Beginning of period                    $18.52          $20.12          $18.25         $17.83          $16.96
    End of period                          $9.53           $18.52          $20.12         $18.25          $17.83
  Accumulation units outstanding
  at the end of period                       76              69              76             81              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division(560)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(944)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.99          $12.56         $12.02           N/A
    End of period                          $9.35           $14.83          $13.99         $12.56           N/A
  Accumulation units outstanding
  at the end of period                      914            2,824           2,880           2,837           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(944)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.55          $10.73         $10.41           N/A
    End of period                          $9.32           $12.14          $11.55         $10.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,043           4,563           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.29          $12.15         $11.71          $11.21
    End of period                          $9.96           $14.09          $13.29         $12.15          $11.71
  Accumulation units outstanding
  at the end of period                       -               -             8,232             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(758)

  Accumulation unit value:
    Beginning of period                    $24.72          $23.58          $21.27         $20.50           N/A
    End of period                          $19.11          $24.72          $23.58         $21.27           N/A
  Accumulation units outstanding
  at the end of period                      600             160             174             186            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(758)

  Accumulation unit value:
    Beginning of period                    $28.58          $26.61          $24.00         $22.60           N/A
    End of period                          $15.93          $28.58          $26.61         $24.00           N/A
  Accumulation units outstanding
  at the end of period                      125             123             266             240            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(758)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(855)

  Accumulation unit value:
    Beginning of period                    $39.91          $34.91          $33.51         $30.35           N/A
    End of period                          $23.10          $39.91          $34.91         $33.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(559)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.22          $13.00         $12.56          $11.40
    End of period                          $8.69           $14.97          $15.22         $13.00          $12.56
  Accumulation units outstanding
  at the end of period                      257             246             282             309             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.51%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $12.69           N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,625            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $6.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,097            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $18.19           N/A             N/A             N/A            N/A
    End of period                          $16.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,971            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $11.43           N/A             N/A             N/A            N/A
    End of period                          $8.53            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,752            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,058            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $16.22           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      410             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                    $12.60           N/A             N/A             N/A            N/A
    End of period                          $8.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      352             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.09          $11.71          $11.26           N/A            N/A
    End of period                          $7.01           $11.09          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,886          14,817          15,554           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $7.85            N/A             N/A             N/A            N/A
    End of period                          $5.07            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,679            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $5.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      659             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $8.68            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,470            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                    $17.91           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,560            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.46          $14.09           N/A             N/A            N/A
    End of period                          $7.54           $13.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,596           179             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $29.05           N/A             N/A             N/A            N/A
    End of period                          $20.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      697             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                    $15.38           N/A             N/A             N/A            N/A
    End of period                          $9.27            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      964             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $7.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,215            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.20          $19.40           N/A             N/A            N/A
    End of period                          $10.06          $17.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       31              30             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                    $13.52           N/A             N/A             N/A            N/A
    End of period                          $9.00            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      501             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $14.62           N/A             N/A             N/A            N/A
    End of period                          $8.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,147            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(1052)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.94          $12.34           N/A            N/A
    End of period                          $7.80           $13.98          $12.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                      117             116             124             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.83           N/A             N/A             N/A            N/A
    End of period                          $10.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      462             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.19           N/A             N/A             N/A            N/A
    End of period                          $13.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,236            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $12.02           N/A             N/A             N/A            N/A
    End of period                          $8.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      845             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.10           N/A             N/A             N/A            N/A
    End of period                          $8.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,629            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.06           N/A             N/A             N/A            N/A
    End of period                          $9.34            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,577            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(847)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.55          $10.73         $10.39           N/A
    End of period                          $9.32           $12.13          $11.55         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     23,057          9,833           20,944         21,327           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(817)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.28          $12.14         $11.21           N/A
    End of period                          $9.95           $14.07          $13.28         $12.14           N/A
  Accumulation units outstanding
  at the end of period                     12,613          11,717          12,191         26,814           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.47           N/A             N/A             N/A            N/A
    End of period                          $11.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,052            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.52%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(776)

  Accumulation unit value:
    Beginning of period                    $26.11          $24.41          $23.93         $22.08           N/A
    End of period                          $15.05          $26.11          $24.41         $23.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              243            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.57          $12.93           N/A             N/A            N/A
    End of period                          $6.45           $13.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      600             600             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(776)

  Accumulation unit value:
    Beginning of period                    $22.82          $20.88          $17.83         $17.57           N/A
    End of period                          $13.73          $22.82          $20.88         $17.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              305            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $15.75          $15.54           N/A             N/A            N/A
    End of period                          $8.52           $15.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,107           1,107            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.70           $6.04            N/A             N/A            N/A
    End of period                          $3.36           $5.70            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,425           1,425            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(815)

  Accumulation unit value:
    Beginning of period                    $9.16           $9.05           $7.94           $7.49           N/A
    End of period                          $5.55           $9.16           $9.05           $7.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,262           1,262           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(845)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.60          $11.74         $10.87           N/A
    End of period                          $7.54           $13.45          $13.60         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     5,595           5,595           15,144         19,462           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(845)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $33.99          $28.22           N/A             N/A            N/A
    End of period                          $20.59          $33.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      305             305             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(815)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.62          $10.35          $9.71           N/A
    End of period                          $7.22           $11.88          $11.62         $10.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,920           2,920           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $8.88            N/A             N/A             N/A            N/A
    End of period                          $8.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      447             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(786)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.27          $12.13         $11.59           N/A
    End of period                          $9.94           $14.06          $13.27         $12.13           N/A
  Accumulation units outstanding
  at the end of period                     13,702          13,705          17,361          2,052           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(786)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(776)

  Accumulation unit value:
    Beginning of period                    $20.97          $19.94          $16.91         $16.32           N/A
    End of period                          $13.63          $20.97          $19.94         $16.91           N/A
  Accumulation units outstanding
  at the end of period                     3,276           3,276           3,276           2,571           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.51          $28.23           N/A             N/A            N/A
    End of period                          $15.89          $28.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             306             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(776)

  Accumulation unit value:
    Beginning of period                    $39.79          $34.82          $33.43         $29.37           N/A
    End of period                          $23.03          $39.79          $34.82         $33.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              122            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.20          $12.99         $12.14           N/A
    End of period                          $8.68           $14.94          $15.20         $12.99           N/A
  Accumulation units outstanding
  at the end of period                     1,062           1,062            779             779            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.545%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(534)

  Accumulation unit value:
    Beginning of period                    $13.38          $11.86          $11.28         $10.79          $9.91
    End of period                          $8.13           $13.38          $11.86         $11.28          $10.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.57          $12.16         $11.50          $11.22
    End of period                          $8.66           $14.73          $13.57         $12.16          $11.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(512)

  Accumulation unit value:
    Beginning of period                    $22.76          $20.83          $17.79         $17.80          $16.45
    End of period                          $13.69          $22.76          $20.83         $17.79          $17.80
  Accumulation units outstanding
  at the end of period                      468             468             105             248            641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                    $17.93          $18.89          $16.91         $15.94          $14.84
    End of period                          $10.67          $17.93          $18.89         $16.91          $15.94
  Accumulation units outstanding
  at the end of period                      407            2,157           2,409           2,190          2,436

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.06          $11.68          $11.24           N/A            N/A
    End of period                          $6.98           $11.06          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,428           2,778            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(1044)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.78          $10.51           N/A            N/A
    End of period                          $11.30          $11.18          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,287           1,417           1,358            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(515)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.78          $14.52         $13.15          $11.78
    End of period                          $10.65          $19.13          $17.78         $14.52          $13.15
  Accumulation units outstanding
  at the end of period                      811            1,535           1,604           2,994          1,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(957)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.60          $11.74         $11.57           N/A
    End of period                          $7.53           $13.44          $13.60         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     2,252           7,742            881             962            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(957)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(515)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.52          $13.58         $12.43          $11.54
    End of period                          $9.25           $15.21          $14.52         $13.58          $12.43
  Accumulation units outstanding
  at the end of period                     1,017           1,729           1,715           3,046          1,978

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(515)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.60          $10.34         $10.16          $9.79
    End of period                          $7.21           $11.86          $11.60         $10.34          $10.16
  Accumulation units outstanding
  at the end of period                     1,324           3,044           3,058           7,380          4,672

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.16          $19.34           N/A             N/A            N/A
    End of period                          $10.03          $17.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      133            2,276            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(515)

  Accumulation unit value:
    Beginning of period                    $14.15          $14.83          $12.95         $12.74          $11.81
    End of period                          $8.98           $14.15          $14.83         $12.95          $12.74
  Accumulation units outstanding
  at the end of period                     1,113           1,731           1,697           3,048          1,945

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.27          $17.38           N/A             N/A            N/A
    End of period                          $8.85           $17.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      549             549             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.93          $12.52         $11.95          $11.41
    End of period                          $9.30           $14.76          $13.93         $12.52          $11.95
  Accumulation units outstanding
  at the end of period                       -               -               -               -             241

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.24          $12.11         $11.67          $11.20
    End of period                          $9.91           $14.02          $13.24         $12.11          $11.67
  Accumulation units outstanding
  at the end of period                       -             2,318           2,652           2,901          3,228

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(512)

  Accumulation unit value:
    Beginning of period                    $20.94          $19.92          $16.90         $16.03          $14.62
    End of period                          $13.61          $20.94          $19.92         $16.90          $16.03
  Accumulation units outstanding
  at the end of period                      139             139             178             418           1,081

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $39.67          $34.72          $33.35         $29.98          $26.86
    End of period                          $22.95          $39.67          $34.72         $33.35          $29.98
  Accumulation units outstanding
  at the end of period                      126             126             161             379            981

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.55%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(853)

  Accumulation unit value:
    Beginning of period                    $17.76          $17.02          $16.68         $16.71           N/A
    End of period                          $16.41          $17.76          $17.02         $16.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(853)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(948)

  Accumulation unit value:
    Beginning of period                    $9.13           $9.03           $7.93           $7.76           N/A
    End of period                          $5.54           $9.13           $9.03           $7.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(801)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.59          $11.74         $10.93           N/A
    End of period                          $7.53           $13.44          $13.59         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     11,146          19,534          3,069            423            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(801)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.79          $11.25           N/A             N/A            N/A
    End of period                          $6.20           $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,462            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(948)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.60          $10.34         $10.14           N/A
    End of period                          $7.21           $11.86          $11.60         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(948)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.99          $12.88         $12.71           N/A
    End of period                          $13.41          $13.71          $12.99         $12.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(745)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.98          $12.41         $11.43           N/A
    End of period                          $8.82           $14.87          $13.98         $12.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,376           4,376           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(745)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(752)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.94          $10.40         $10.16           N/A
    End of period                          $9.53           $11.33          $10.94         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -             23,645          28,149         28,149           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(752)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.23          $12.10         $11.50           N/A
    End of period                          $9.91           $14.02          $13.23         $12.10           N/A
  Accumulation units outstanding
  at the end of period                     16,015          22,156          15,732         12,770           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.39           N/A             N/A             N/A            N/A
    End of period                          $11.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,620            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(948)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.17          $12.96         $12.62           N/A
    End of period                          $8.65           $14.91          $15.17         $12.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.56%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(872)

  Accumulation unit value:
    Beginning of period                    $12.67          $15.29          $11.50         $11.11           N/A
    End of period                          $7.94           $12.67          $15.29         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      905             880             501             601            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $16.63          $15.54          $13.01         $12.05          $11.23
    End of period                          $9.57           $16.63          $15.54         $13.01          $12.05
  Accumulation units outstanding
  at the end of period                     4,373           4,542           3,076           1,111          1,111

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(1210)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.85          $11.88           N/A            N/A
    End of period                          $8.12           $13.37          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      656             546             583             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.56          $12.15         $11.21           N/A
    End of period                          $8.65           $14.72          $13.56         $12.15           N/A
  Accumulation units outstanding
  at the end of period                      990            1,596           1,617            909            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(679)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.19          $10.36          $9.66          $9.07
    End of period                          $8.23           $11.77          $11.19         $10.36          $9.66
  Accumulation units outstanding
  at the end of period                     33,738          34,599          36,347         38,129          2,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.57           N/A             N/A             N/A            N/A
    End of period                          $15.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      718             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(790)

  Accumulation unit value:
    Beginning of period                    $25.98          $24.29          $23.83         $21.63           N/A
    End of period                          $14.97          $25.98          $24.29         $23.83           N/A
  Accumulation units outstanding
  at the end of period                       -              509             471            1,053           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.56          $11.93           N/A             N/A            N/A
    End of period                          $6.45           $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,402           8,676            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(790)

  Accumulation unit value:
    Beginning of period                    $16.89          $17.23          $15.73         $15.11           N/A
    End of period                          $10.04          $16.89          $17.23         $15.73           N/A
  Accumulation units outstanding
  at the end of period                       -              714             699             688            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(855)

  Accumulation unit value:
    Beginning of period                    $22.72          $20.80          $17.76         $17.25           N/A
    End of period                          $13.67          $22.72          $20.80         $17.76           N/A
  Accumulation units outstanding
  at the end of period                       -             2,103             -              762            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.85           $10.29           N/A             N/A            N/A
    End of period                          $6.13           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      385             425             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.35           N/A             N/A            N/A
    End of period                          $5.68           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,521           4,152            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.71          $11.20           N/A             N/A            N/A
    End of period                          $7.34           $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,609           1,530            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.78           $10.36           N/A             N/A            N/A
    End of period                          $5.92           $9.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,474           1,655            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $11.38          $12.44          $10.84         $10.73           N/A
    End of period                          $7.42           $11.38          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                      787            1,000            925            4,141           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(975)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.00          $16.66         $16.62           N/A
    End of period                          $16.39          $17.73          $17.00         $16.66           N/A
  Accumulation units outstanding
  at the end of period                      979            1,208            971             141            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.66          $13.29           N/A             N/A            N/A
    End of period                          $7.88           $12.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306            3,761            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.49            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      340             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(793)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.37          $11.17          $9.61           N/A
    End of period                          $8.49           $15.69          $14.37         $11.17           N/A
  Accumulation units outstanding
  at the end of period                     5,999           12,933          3,530           1,121           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(793)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(679)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.99          $13.90         $13.93          $13.87
    End of period                          $15.07          $14.51          $13.99         $13.90          $13.93
  Accumulation units outstanding
  at the end of period                     1,352           1,750           1,707           1,331          1,209

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.88          $12.14           N/A             N/A            N/A
    End of period                          $6.76           $13.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,022           9,415            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(679)

  Accumulation unit value:
    Beginning of period                    $17.91          $18.87          $16.89         $15.93          $14.25
    End of period                          $10.65          $17.91          $18.87         $16.89          $15.93
  Accumulation units outstanding
  at the end of period                     2,293           2,499           2,817           2,862          1,802

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(702)

  Accumulation unit value:
    Beginning of period                    $14.26          $15.70          $13.79         $13.52          $12.77
    End of period                          $8.54           $14.26          $15.70         $13.79          $13.52
  Accumulation units outstanding
  at the end of period                     1,149           1,884           2,254           1,819           489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.04          $11.66          $11.23           N/A            N/A
    End of period                          $6.97           $11.04          $11.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,060           6,994            217             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(947)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.77          $10.66         $10.51           N/A
    End of period                          $11.29          $11.17          $10.77         $10.66           N/A
  Accumulation units outstanding
  at the end of period                      769             788             746             383            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(872)

  Accumulation unit value:
    Beginning of period                    $5.68           $5.59           $4.21           $4.20           N/A
    End of period                          $3.34           $5.68           $5.59           $4.21           N/A
  Accumulation units outstanding
  at the end of period                      562            5,254           2,828            636            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                    $9.67           $10.77          $9.74           $9.84           N/A
    End of period                          $6.48           $9.67           $10.77          $9.74           N/A
  Accumulation units outstanding
  at the end of period                       -              238             238             238            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.26          $10.90           N/A             N/A            N/A
    End of period                          $5.07           $10.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,108           9,534            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(872)

  Accumulation unit value:
    Beginning of period                    $10.99          $13.65          $11.80         $11.31           N/A
    End of period                          $5.29           $10.99          $13.65         $11.80           N/A
  Accumulation units outstanding
  at the end of period                      392             296             235             232            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.55          $11.01          $10.63         $10.14          $9.61
    End of period                          $8.64           $11.55          $11.01         $10.63          $10.14
  Accumulation units outstanding
  at the end of period                     1,674           2,053           1,683           1,303           671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $19.11          $17.77          $14.51         $13.14          $12.27
    End of period                          $10.63          $19.11          $17.77         $14.51          $13.14
  Accumulation units outstanding
  at the end of period                     4,663           6,414           6,805           6,768          7,122

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(711)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.59          $11.73         $10.88          $10.46
    End of period                          $7.53           $13.44          $13.59         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                     27,873          35,094          32,896         28,998          5,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(711)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.79          $12.16           N/A             N/A            N/A
    End of period                          $6.20           $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      387             360             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.98           N/A             N/A            N/A
    End of period                          $7.04           $12.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       70             292             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(702)

  Accumulation unit value:
    Beginning of period                    $33.87          $25.69          $21.82         $16.36          $15.77
    End of period                          $20.52          $33.87          $25.69         $21.82          $16.36
  Accumulation units outstanding
  at the end of period                     2,711           3,034            908             916            811

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.51          $13.57         $12.43          $11.61
    End of period                          $9.24           $15.19          $14.51         $13.57          $12.43
  Accumulation units outstanding
  at the end of period                     6,166           6,527           7,965          11,000          7,671

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(700)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.59          $10.33         $10.16          $9.78
    End of period                          $7.20           $11.85          $11.59         $10.33          $10.16
  Accumulation units outstanding
  at the end of period                     7,887           8,453           10,217         10,113          10,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.14          $19.32           N/A             N/A            N/A
    End of period                          $10.01          $17.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      168             156             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                    $14.14          $14.82          $12.94         $12.74          $11.81
    End of period                          $8.97           $14.14          $14.82         $12.94          $12.74
  Accumulation units outstanding
  at the end of period                     5,703           6,168           7,571           7,509          7,496

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(738)

  Accumulation unit value:
    Beginning of period                    $6.40           $5.73           $5.38           $5.34           N/A
    End of period                          $3.53           $6.40           $5.73           $5.38           N/A
  Accumulation units outstanding
  at the end of period                      535            4,241            538             492            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.27          $17.37           N/A             N/A            N/A
    End of period                          $8.84           $17.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,203           3,199            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.93          $11.82         $11.05          $10.77
    End of period                          $7.78           $13.95          $12.93         $11.82          $11.05
  Accumulation units outstanding
  at the end of period                     2,347           2,349           2,352           2,354            97

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(679)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.73          $12.05         $10.86          $9.61
    End of period                          $8.20           $14.23          $13.73         $12.05          $10.86
  Accumulation units outstanding
  at the end of period                     2,803           3,419           3,759          14,644          1,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,594            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(679)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.98          $12.87         $12.90          $12.86
    End of period                          $13.40          $13.69          $12.98         $12.87          $12.90
  Accumulation units outstanding
  at the end of period                     8,833           10,111          10,908          9,850          1,304

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(975)

  Accumulation unit value:
    Beginning of period                    $12.43          $12.90          $11.97         $11.96           N/A
    End of period                          $8.39           $12.43          $12.90         $11.97           N/A
  Accumulation units outstanding
  at the end of period                      904            1,636           1,072            196            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(683)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.97          $12.40         $11.72          $10.56
    End of period                          $8.81           $14.86          $13.97         $12.40          $11.72
  Accumulation units outstanding
  at the end of period                     36,915          36,916          36,626         36,627          27,853

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(738)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.93          $10.40         $10.26           N/A
    End of period                          $9.52           $11.33          $10.93         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -              871             872             874            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(724)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.91          $12.50         $11.94          $11.75
    End of period                          $9.29           $14.74          $13.91         $12.50          $11.94
  Accumulation units outstanding
  at the end of period                     23,646          25,231          27,604         28,186          8,973

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.54          $10.72         $10.37           N/A
    End of period                          $9.30           $12.11          $11.54         $10.72           N/A
  Accumulation units outstanding
  at the end of period                     29,066          27,121          14,839         14,841           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(738)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.22          $12.09         $11.58           N/A
    End of period                          $9.89           $14.00          $13.22         $12.09           N/A
  Accumulation units outstanding
  at the end of period                     22,819          24,022          26,780         23,020           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(738)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(975)

  Accumulation unit value:
    Beginning of period                    $24.53          $23.41          $21.14         $21.20           N/A
    End of period                          $18.96          $24.53          $23.41         $21.14           N/A
  Accumulation units outstanding
  at the end of period                      845             552             110             111            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(975)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                    $11.39          $11.16          $10.95         $10.92           N/A
    End of period                          $11.35          $11.39          $11.16         $10.95           N/A
  Accumulation units outstanding
  at the end of period                      603            20,129          66,937         34,435           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(790)

  Accumulation unit value:
    Beginning of period                    $20.92          $19.91          $16.89         $16.13           N/A
    End of period                          $13.59          $20.92          $19.91         $16.89           N/A
  Accumulation units outstanding
  at the end of period                      508            6,409           1,268            645            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $28.36          $26.43          $23.85         $22.06           N/A
    End of period                          $15.80          $28.36          $26.43         $23.85           N/A
  Accumulation units outstanding
  at the end of period                     1,333           1,698           1,023            757            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(792)

  Accumulation unit value:
    Beginning of period                    $39.59          $34.66          $33.29         $29.03           N/A
    End of period                          $22.91          $39.59          $34.66         $33.29           N/A
  Accumulation units outstanding
  at the end of period                      613             323             807             745            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(792)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(679)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.16          $12.96         $12.52          $11.53
    End of period                          $8.65           $14.90          $15.16         $12.96          $12.52
  Accumulation units outstanding
  at the end of period                     4,637           4,909           3,635           3,298          1,939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.57%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(641)

  Accumulation unit value:
    Beginning of period                    $16.61          $15.52          $12.99         $12.04          $10.22
    End of period                          $9.56           $16.61          $15.52         $12.99          $12.04
  Accumulation units outstanding
  at the end of period                       -              100             100             100            101

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(523)

  Accumulation unit value:
    Beginning of period                    $13.37          $11.86          $11.27         $10.78          $10.14
    End of period                          $8.12           $13.37          $11.86         $11.27          $10.78
  Accumulation units outstanding
  at the end of period                       -               54              54             54              54

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(523)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(547)

  Accumulation unit value:
    Beginning of period                    $14.71          $13.55          $12.15         $11.49          $11.22
    End of period                          $8.64           $14.71          $13.55         $12.15          $11.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.18          $10.36          $9.65          $8.67
    End of period                          $8.22           $11.77          $11.18         $10.36          $9.65
  Accumulation units outstanding
  at the end of period                       -              118             118             119            119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $14.61           N/A             N/A             N/A            N/A
    End of period                          $14.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      799             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.60           N/A             N/A             N/A            N/A
    End of period                          $6.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,070            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(905)

  Accumulation unit value:
    Beginning of period                    $16.87          $17.21          $15.72         $15.21           N/A
    End of period                          $10.02          $16.87          $17.21         $15.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1197)

  Accumulation unit value:
    Beginning of period                    $22.69          $20.77          $20.95           N/A            N/A
    End of period                          $13.65          $22.69          $20.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,258            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(905)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.98          $16.65         $16.78           N/A
    End of period                          $16.37          $17.71          $16.98         $16.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                    $15.67          $14.36          $11.16          $9.66          $8.44
    End of period                          $8.48           $15.67          $14.36         $11.16          $9.66
  Accumulation units outstanding
  at the end of period                      138             107            2,544            743            860

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(905)

  Accumulation unit value:
    Beginning of period                    $22.31          $21.21          $19.42         $19.12           N/A
    End of period                          $12.08          $22.31          $21.21         $19.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(641)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.00          $13.90         $13.92          $13.77
    End of period                          $15.07          $14.52          $14.00         $13.90          $13.92
  Accumulation units outstanding
  at the end of period                       -               74              74             75              75

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $6.56            N/A             N/A             N/A            N/A
    End of period                          $6.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,122            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(641)

  Accumulation unit value:
    Beginning of period                    $17.89          $18.85          $16.88         $15.92          $13.34
    End of period                          $10.64          $17.89          $18.85         $16.88          $15.92
  Accumulation units outstanding
  at the end of period                     3,287           3,352           4,338           4,512          4,537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(665)

  Accumulation unit value:
    Beginning of period                    $14.25          $15.69          $13.78         $13.51          $12.19
    End of period                          $8.53           $14.25          $15.69         $13.78          $13.51
  Accumulation units outstanding
  at the end of period                      122             115             554             581            603

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.03          $11.65          $11.22           N/A            N/A
    End of period                          $6.97           $11.03          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,269           5,324           6,221            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(528)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.77          $10.66         $10.74          $10.74
    End of period                          $11.28          $11.17          $10.77         $10.66          $10.74
  Accumulation units outstanding
  at the end of period                     4,061           7,628           6,085           4,803          3,473

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(665)

  Accumulation unit value:
    Beginning of period                    $10.99          $13.64          $11.79         $11.40          $10.63
    End of period                          $5.28           $10.99          $13.64         $11.79          $11.40
  Accumulation units outstanding
  at the end of period                      189             144             642             696            704

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(657)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.01          $10.63         $10.13          $9.94
    End of period                          $8.64           $11.54          $11.01         $10.63          $10.13
  Accumulation units outstanding
  at the end of period                      325             342             979             974            991

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.76          $14.51         $13.14          $11.28
    End of period                          $10.63          $19.10          $17.76         $14.51          $13.14
  Accumulation units outstanding
  at the end of period                     4,351           6,102           4,268           3,163          2,367

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $11.05           N/A
    End of period                          $11.28           N/A
  Accumulation units outstanding
  at the end of period                      740             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1081)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.59          $12.20           N/A            N/A
    End of period                          $7.52           $13.43          $13.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,442           10,660          1,174            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(657)

  Accumulation unit value:
    Beginning of period                    $33.85          $25.68          $21.81         $16.36          $14.78
    End of period                          $20.50          $33.85          $25.68         $21.81          $16.36
  Accumulation units outstanding
  at the end of period                      638             341             463             491            622

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.50          $13.56         $12.43          $11.01
    End of period                          $9.24           $15.18          $14.50         $13.56          $12.43
  Accumulation units outstanding
  at the end of period                     5,573           8,323           6,427           5,800          4,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $10.95           N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                     1,045            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(483)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.59          $10.33         $10.15          $9.47
    End of period                          $7.20           $11.84          $11.59         $10.33          $10.15
  Accumulation units outstanding
  at the end of period                     12,442          16,478          14,859         11,433          9,927

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(483)

  Accumulation unit value:
    Beginning of period                    $9.33            N/A
    End of period                          $9.47            N/A
  Accumulation units outstanding
  at the end of period                     2,192            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.12          $19.31           N/A             N/A            N/A
    End of period                          $10.00          $17.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,075           4,143            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                    $14.13          $14.81          $12.94         $12.73          $11.13
    End of period                          $8.96           $14.13          $14.81         $12.94          $12.73
  Accumulation units outstanding
  at the end of period                     4,338           7,732           6,215           4,729          3,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                    $11.08           N/A
    End of period                          $11.13           N/A
  Accumulation units outstanding
  at the end of period                      516             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(657)

  Accumulation unit value:
    Beginning of period                    $6.40           $5.73           $5.38           $5.38          $4.59
    End of period                          $3.53           $6.40           $5.73           $5.38          $5.38
  Accumulation units outstanding
  at the end of period                      716             672            1,916           1,898          1,897

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.26          $17.36           N/A             N/A            N/A
    End of period                          $8.84           $17.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      606             595             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(641)

  Accumulation unit value:
    Beginning of period                    $14.22          $13.73          $12.04         $10.86          $8.88
    End of period                          $8.20           $14.22          $13.73         $12.04          $10.86
  Accumulation units outstanding
  at the end of period                     1,061           1,177           1,177           1,177          1,178

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $10.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,614            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(507)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.97          $12.86         $12.89          $12.71
    End of period                          $13.39          $13.68          $12.97         $12.86          $12.89
  Accumulation units outstanding
  at the end of period                     1,614           1,032           4,695           4,737          4,835

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.88          $11.97         $12.08          $11.77
    End of period                          $8.38           $12.42          $12.88         $11.97          $12.08
  Accumulation units outstanding
  at the end of period                       -               89              89             89              89

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.44          $10.11           N/A             N/A            N/A
    End of period                          $7.47           $10.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      835             963             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(507)

  Accumulation unit value:
    Beginning of period                    $14.85          $13.96          $12.39         $11.72          $10.88
    End of period                          $8.80           $14.85          $13.96         $12.39          $11.72
  Accumulation units outstanding
  at the end of period                     1,207           3,442           4,977           5,136          7,330

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.32          $11.00           N/A             N/A            N/A
    End of period                          $9.52           $11.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,620           2,228            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.90          $12.50         $11.93          $11.10
    End of period                          $9.28           $14.73          $13.90         $12.50          $11.93
  Accumulation units outstanding
  at the end of period                     32,411          32,769          31,883         32,170          31,875

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(443)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.21          $12.08         $11.65          $10.91
    End of period                          $9.88           $13.99          $13.21         $12.08          $11.65
  Accumulation units outstanding
  at the end of period                     4,219           4,220           5,036          13,164          16,212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(443)

  Accumulation unit value:
    Beginning of period                    $10.47           N/A
    End of period                          $10.91           N/A
  Accumulation units outstanding
  at the end of period                      794             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.56           N/A             N/A            N/A
    End of period                          $8.71           $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,842           3,699            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.38          $11.15          $10.99           N/A            N/A
    End of period                          $11.33          $11.38          $11.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      607            11,254            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(485)

  Accumulation unit value:
    Beginning of period                    $20.92          $19.90          $16.89         $16.02          $14.32
    End of period                          $13.59          $20.92          $19.90         $16.89          $16.02
  Accumulation units outstanding
  at the end of period                       -               72              72             72              72

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(485)

  Accumulation unit value:
    Beginning of period                    $14.30           N/A
    End of period                          $14.32           N/A
  Accumulation units outstanding
  at the end of period                     8,643            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $28.33          $26.40          $23.82         $23.04          $21.51
    End of period                          $15.78          $28.33          $26.40         $23.82          $23.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $21.48           N/A
    End of period                          $21.51           N/A
  Accumulation units outstanding
  at the end of period                     3,597            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $39.55          $34.62          $33.26         $29.91          $26.00
    End of period                          $22.88          $39.55          $34.62         $33.26          $29.91
  Accumulation units outstanding
  at the end of period                      274              -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $26.12           N/A
    End of period                          $26.00           N/A
  Accumulation units outstanding
  at the end of period                     2,957            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(665)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.15          $12.95         $12.52          $11.45
    End of period                          $8.64           $14.89          $15.15         $12.95          $12.52
  Accumulation units outstanding
  at the end of period                       -               -              467             516            537

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.595%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(858)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.50         $10.64           N/A
    End of period                          $7.93           $12.65          $15.28         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      196             174             637             453            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(862)

  Accumulation unit value:
    Beginning of period                    $13.34          $11.83          $11.25         $10.54           N/A
    End of period                          $8.10           $13.34          $11.83         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     1,819           1,940           2,209           2,335           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(843)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.70          $12.31         $11.47           N/A
    End of period                          $8.71           $14.86          $13.70         $12.31           N/A
  Accumulation units outstanding
  at the end of period                       13              18              12              5             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.56          $14.40           N/A             N/A            N/A
    End of period                          $6.44           $13.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      680             347             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.79          $9.92            N/A            N/A
    End of period                          $7.33           $10.71          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,157            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.44          $10.84         $10.92           N/A
    End of period                          $7.41           $11.37          $12.44         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -              184             193             202            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(862)

  Accumulation unit value:
    Beginning of period                    $17.65          $16.93          $16.60         $16.69           N/A
    End of period                          $16.31          $17.65          $16.93         $16.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,464           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.63          $11.20         $11.32           N/A
    End of period                          $7.87           $12.64          $12.63         $11.20           N/A
  Accumulation units outstanding
  at the end of period                       -              355             372             391            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.33          $11.14         $11.15           N/A
    End of period                          $8.45           $15.63          $14.33         $11.14           N/A
  Accumulation units outstanding
  at the end of period                      557            1,220           1,109            595            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.94          $13.54           N/A            N/A
    End of period                          $14.99          $14.44          $13.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,973            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.87          $12.55           N/A             N/A            N/A
    End of period                          $6.75           $13.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      179             650             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(843)

  Accumulation unit value:
    Beginning of period                    $17.82          $18.80          $16.87         $15.79           N/A
    End of period                          $10.58          $17.82          $18.80         $16.87           N/A
  Accumulation units outstanding
  at the end of period                       10              13              9               3             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.01          $11.63          $11.20           N/A            N/A
    End of period                          $6.95           $11.01          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              763             763             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.67           $5.46            N/A             N/A            N/A
    End of period                          $3.33           $5.67            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              275             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.96          $10.89           N/A             N/A            N/A
    End of period                          $5.27           $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      734             735             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.99          $10.61         $10.12          $10.09
    End of period                          $8.62           $11.52          $10.99         $10.61          $10.12
  Accumulation units outstanding
  at the end of period                      937             999            1,138           1,203            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(481)

  Accumulation unit value:
    Beginning of period                    $19.08          $17.74          $14.49         $13.13          $11.27
    End of period                          $10.61          $19.08          $17.74         $14.49          $13.13
  Accumulation units outstanding
  at the end of period                      957            1,849           2,659           3,930           649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(481)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A
    End of period                          $11.27           N/A
  Accumulation units outstanding
  at the end of period                      649             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88          $10.69
    End of period                          $7.51           $13.42          $13.58         $11.73          $10.88
  Accumulation units outstanding
  at the end of period                       14            2,909             -             2,330          1,870

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.97           N/A             N/A            N/A
    End of period                          $7.02           $12.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       16              22             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $33.78          $25.63          $21.78         $16.34          $13.64
    End of period                          $20.45          $33.78          $25.63         $21.78          $16.34
  Accumulation units outstanding
  at the end of period                       -              138              -             1,369            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(481)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.48          $13.55         $12.42          $11.01
    End of period                          $9.22           $15.16          $14.48         $13.55          $12.42
  Accumulation units outstanding
  at the end of period                     1,041           1,978           2,390           2,803           913

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(481)

  Accumulation unit value:
    Beginning of period                    $10.95           N/A
    End of period                          $11.01           N/A
  Accumulation units outstanding
  at the end of period                      913             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.57          $10.32         $10.15          $9.46
    End of period                          $7.19           $11.83          $11.57         $10.32          $10.15
  Accumulation units outstanding
  at the end of period                     1,369           3,333           4,406           7,087          1,915

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                    $9.32            N/A
    End of period                          $9.46            N/A
  Accumulation units outstanding
  at the end of period                     1,915            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(481)

  Accumulation unit value:
    Beginning of period                    $14.11          $14.80          $12.92         $12.72          $11.12
    End of period                          $8.95           $14.11          $14.80         $12.92          $12.72
  Accumulation units outstanding
  at the end of period                     1,041           1,503           1,940           2,148           451

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(481)

  Accumulation unit value:
    Beginning of period                    $11.08           N/A
    End of period                          $11.12           N/A
  Accumulation units outstanding
  at the end of period                      451             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.38           $6.45            N/A             N/A            N/A
    End of period                          $3.52           $6.38            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      774             775             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $16.98           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      360             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(870)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.92          $11.82         $11.24           N/A
    End of period                          $7.77           $13.94          $12.92         $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,849           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(870)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $14.20          $13.71          $12.03         $10.67           N/A
    End of period                          $8.18           $14.20          $13.71         $12.03           N/A
  Accumulation units outstanding
  at the end of period                     1,752           1,869           2,128           2,250           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(785)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.94          $12.83         $12.75           N/A
    End of period                          $13.35          $13.64          $12.94         $12.83           N/A
  Accumulation units outstanding
  at the end of period                     1,923           2,067           2,596           6,866           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(785)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(858)

  Accumulation unit value:
    Beginning of period                    $12.39          $12.86          $11.94         $11.87           N/A
    End of period                          $8.36           $12.39          $12.86         $11.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              230            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(586)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.87          $12.47         $11.91          $10.91
    End of period                          $9.25           $14.69          $13.87         $12.47          $11.91
  Accumulation units outstanding
  at the end of period                     2,822           2,637           3,131           4,048          3,284

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(958)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.53          $10.72         $10.67           N/A
    End of period                          $9.29           $12.10          $11.53         $10.72           N/A
  Accumulation units outstanding
  at the end of period                     3,397           1,489           1,490           1,491           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(958)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(586)

  Accumulation unit value:
    Beginning of period                    $13.96          $13.18          $12.06         $11.63          $10.77
    End of period                          $9.86           $13.96          $13.18         $12.06          $11.63
  Accumulation units outstanding
  at the end of period                     2,822           4,845           5,025           5,216          2,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(586)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(692)

  Accumulation unit value:
    Beginning of period                    $24.42          $23.32          $21.06         $20.52          $19.49
    End of period                          $18.87          $24.42          $23.32         $21.06          $20.52
  Accumulation units outstanding
  at the end of period                      421             463             912            3,145           785

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(692)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $28.24          $26.32          $23.76         $22.43           N/A
    End of period                          $15.73          $28.24          $26.32         $23.76           N/A
  Accumulation units outstanding
  at the end of period                      408             435              -              526            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(843)

  Accumulation unit value:
    Beginning of period                    $39.50          $34.59          $33.24         $29.44           N/A
    End of period                          $22.85          $39.50          $34.59         $33.24           N/A
  Accumulation units outstanding
  at the end of period                      636             680             771             812            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(843)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.60%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(936)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.75          $10.64         $10.61           N/A
    End of period                          $11.26          $11.15          $10.75         $10.64           N/A
  Accumulation units outstanding
  at the end of period                      659             660             661             707            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(936)

  Accumulation unit value:
    Beginning of period                    $19.07          $17.73          $14.49         $13.22           N/A
    End of period                          $10.60          $19.07          $17.73         $14.49           N/A
  Accumulation units outstanding
  at the end of period                      212             212             212             227            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(936)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.58          $11.73         $10.88           N/A
    End of period                          $7.51           $13.42          $13.58         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     1,445           1,447           1,289           1,379           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.86          $12.47         $11.85           N/A
    End of period                          $9.25           $14.68          $13.86         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     10,845          10,845          10,845         10,845           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(871)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.53          $10.72         $10.52           N/A
    End of period                          $9.28           $12.10          $11.53         $10.72           N/A
  Accumulation units outstanding
  at the end of period                     1,187           2,069           2,922           4,752           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(936)

  Accumulation unit value:
    Beginning of period                    $39.39          $34.50          $33.15         $30.38           N/A
    End of period                          $22.78          $39.39          $34.50         $33.15           N/A
  Accumulation units outstanding
  at the end of period                       92              92              92             99             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(936)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.61%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(992)

  Accumulation unit value:
    Beginning of period                    $12.65          $15.28          $11.91           N/A            N/A
    End of period                          $7.92           $12.65          $15.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(833)

  Accumulation unit value:
    Beginning of period                    $16.52          $15.45          $12.94         $11.53           N/A
    End of period                          $9.51           $16.52          $15.45         $12.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.59          $22.88           N/A             N/A            N/A
    End of period                          $13.58          $22.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      169             205             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.70          $11.25           N/A             N/A            N/A
    End of period                          $7.33           $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,748           3,022            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(833)

  Accumulation unit value:
    Beginning of period                    $11.37          $12.43          $10.84         $10.25           N/A
    End of period                          $7.41           $11.37          $12.43         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $17.62          $17.04           N/A             N/A            N/A
    End of period                          $16.28          $17.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,361           1,602            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(992)

  Accumulation unit value:
    Beginning of period                    $15.61          $14.31          $11.48           N/A            N/A
    End of period                          $8.44           $15.61          $14.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                      750             824              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(833)

  Accumulation unit value:
    Beginning of period                    $17.82          $18.78          $16.83         $15.60           N/A
    End of period                          $10.60          $17.82          $18.78         $16.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.00          $11.62          $11.19           N/A            N/A
    End of period                          $6.94           $11.00          $11.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.74          $10.64         $10.71           N/A
    End of period                          $11.25          $11.14          $10.74         $10.64           N/A
  Accumulation units outstanding
  at the end of period                     2,055           2,364           1,617           1,572           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(1163)

  Accumulation unit value:
    Beginning of period                    $5.66           $5.57           $5.14            N/A            N/A
    End of period                          $3.33           $5.66           $5.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.25          $10.89           N/A             N/A            N/A
    End of period                          $5.06           $10.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      230             233             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $10.94          $13.60          $11.76         $10.84           N/A
    End of period                          $5.26           $10.94          $13.60         $11.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.97          $10.60         $10.51           N/A
    End of period                          $8.60           $11.50          $10.97         $10.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.72          $14.48         $12.65           N/A
    End of period                          $10.60          $19.06          $17.72         $14.48           N/A
  Accumulation units outstanding
  at the end of period                     1,864           1,720           1,241           1,277           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(863)

  Accumulation unit value:
    Beginning of period                    $13.41          $13.58          $11.73         $11.09           N/A
    End of period                          $7.51           $13.41          $13.58         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     3,521           2,916           8,011           8,012           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $33.73          $25.60          $21.75         $17.67           N/A
    End of period                          $20.42          $33.73          $25.60         $21.75           N/A
  Accumulation units outstanding
  at the end of period                       -               30              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $15.15          $14.47          $13.54         $11.84           N/A
    End of period                          $9.21           $15.15          $14.47         $13.54           N/A
  Accumulation units outstanding
  at the end of period                     2,068           1,947           1,373           1,362           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(820)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.56          $10.31          $9.69           N/A
    End of period                          $7.18           $11.82          $11.56         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     2,572           2,371           1,692           1,695           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(820)

  Accumulation unit value:
    Beginning of period                    $14.10          $14.78          $12.92         $11.37           N/A
    End of period                          $8.94           $14.10          $14.78         $12.92           N/A
  Accumulation units outstanding
  at the end of period                     2,134           1,990           1,409           1,418           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $6.37           $5.71           $5.36           $5.06           N/A
    End of period                          $3.51           $6.37           $5.71           $5.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.24          $17.34           N/A             N/A            N/A
    End of period                          $8.83           $17.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,216           1,558            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(833)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.92          $12.82         $12.94           N/A
    End of period                          $13.33          $13.62          $12.92         $12.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(992)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.84          $12.00           N/A            N/A
    End of period                          $8.35           $12.37          $12.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(992)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(898)

  Accumulation unit value:
    Beginning of period                    $14.67          $13.85          $12.46         $11.97           N/A
    End of period                          $9.24           $14.67          $13.85         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     3,376           3,436           3,457             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.52          $10.71         $10.40           N/A
    End of period                          $9.28           $12.09          $11.52         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     6,263           6,353           6,394           6,337           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(863)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.17          $12.05         $11.56           N/A
    End of period                          $9.84           $13.93          $13.17         $12.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(863)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.09          $10.90         $10.87           N/A
    End of period                          $11.28          $11.33          $11.09         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               80             847             970            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.87          $18.12           N/A            N/A
    End of period                          $13.55          $20.87          $19.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               83              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(906)

  Accumulation unit value:
    Beginning of period                    $39.33          $34.45          $33.12         $31.54           N/A
    End of period                          $22.74          $39.33          $34.45         $33.12           N/A
  Accumulation units outstanding
  at the end of period                      204             225              -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $14.84          $16.47           N/A             N/A            N/A
    End of period                          $8.61           $14.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               54             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.62%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(735)

  Accumulation unit value:
    Beginning of period                    $16.50          $15.43          $12.92         $11.99          $11.88
    End of period                          $9.50           $16.50          $15.43         $12.92          $11.99
  Accumulation units outstanding
  at the end of period                      566             494             511             543            546

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.01           N/A             N/A             N/A            N/A
    End of period                          $14.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,280            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(984)

  Accumulation unit value:
    Beginning of period                    $25.78          $24.13          $24.18           N/A            N/A
    End of period                          $14.85          $25.78          $24.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(984)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.51           N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,112            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(984)

  Accumulation unit value:
    Beginning of period                    $22.56          $20.67          $17.86           N/A            N/A
    End of period                          $13.57          $22.56          $20.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(984)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.81           $10.40           N/A             N/A            N/A
    End of period                          $5.68           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,959            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $6.73            N/A             N/A             N/A            N/A
    End of period                          $7.33            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,402            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(722)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.30          $11.12          $9.63          $9.16
    End of period                          $8.43           $15.59          $14.30         $11.12          $9.63
  Accumulation units outstanding
  at the end of period                      626            3,803           3,136           3,188          1,591

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.76           N/A             N/A             N/A            N/A
    End of period                          $6.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,148            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(722)

  Accumulation unit value:
    Beginning of period                    $17.80          $18.77          $16.81         $15.86          $15.43
    End of period                          $10.58          $17.80          $18.77         $16.81          $15.86
  Accumulation units outstanding
  at the end of period                       -               -              410            1,617           541

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(722)

  Accumulation unit value:
    Beginning of period                    $14.18          $15.62          $13.73         $13.46          $13.01
    End of period                          $8.48           $14.18          $15.62         $13.73          $13.46
  Accumulation units outstanding
  at the end of period                       -               -              482            1,962           641

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1223)

  Accumulation unit value:
    Beginning of period                    $10.99          $11.61          $11.61           N/A            N/A
    End of period                          $6.93           $10.99          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                      614              -              359             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1223)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.66           $5.69            N/A             N/A            N/A
    End of period                          $3.33           $5.66            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,473            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.25          $10.88           N/A             N/A            N/A
    End of period                          $5.06           $10.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,401            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $10.94          $13.59          $11.75         $11.37          $11.09
    End of period                          $5.26           $10.94          $13.59         $11.75          $11.37
  Accumulation units outstanding
  at the end of period                      853             642            2,605           2,907          1,324

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.97          $10.59         $10.10          $9.85
    End of period                          $8.59           $11.49          $10.97         $10.59          $10.10
  Accumulation units outstanding
  at the end of period                      651            1,272           3,172           3,188          1,485

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(798)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.71          $14.48         $12.98           N/A
    End of period                          $10.59          $19.05          $17.71         $14.48           N/A
  Accumulation units outstanding
  at the end of period                     1,542           1,681           1,785           1,891           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(756)

  Accumulation unit value:
    Beginning of period                    $13.41          $13.57          $11.73         $10.51           N/A
    End of period                          $7.51           $13.41          $13.57         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     7,529           3,658           2,775           2,889           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.65          $8.96            N/A            N/A
    End of period                          $6.19           $11.78          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.96           N/A             N/A            N/A
    End of period                          $7.02           $12.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      143             155             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $33.70          $25.58          $21.73         $16.31          $15.95
    End of period                          $20.40          $33.70          $25.58         $21.73          $16.31
  Accumulation units outstanding
  at the end of period                      777             260             623            1,583           920

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(798)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.46          $13.53         $12.26           N/A
    End of period                          $9.20           $15.14          $14.46         $13.53           N/A
  Accumulation units outstanding
  at the end of period                     1,633           1,780           1,891           2,002           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(798)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.56          $10.31          $9.85           N/A
    End of period                          $7.17           $11.81          $11.56         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     2,033           2,767           2,354           2,493           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.05          $19.24           N/A             N/A            N/A
    End of period                          $9.96           $17.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      495             415             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(798)

  Accumulation unit value:
    Beginning of period                    $14.09          $14.78          $12.91         $11.96           N/A
    End of period                          $8.93           $14.09          $14.78         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     1,674           1,826           1,939           2,053           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(798)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $6.37           $5.71           $5.36           $5.37          $5.33
    End of period                          $3.51           $6.37           $5.71           $5.36          $5.37
  Accumulation units outstanding
  at the end of period                     1,429           1,289           5,993           6,263          2,781

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.23          $17.34           N/A             N/A            N/A
    End of period                          $8.82           $17.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,893           1,807            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1088)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.69          $11.93           N/A            N/A
    End of period                          $8.17           $14.17          $13.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,185            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.45           N/A             N/A             N/A            N/A
    End of period                          $10.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,895            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(722)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.91          $12.81         $12.85          $12.88
    End of period                          $13.31          $13.61          $12.91         $12.81          $12.85
  Accumulation units outstanding
  at the end of period                     3,366           2,453           8,096           8,089          3,876

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(722)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.52          $10.71         $10.53           N/A
    End of period                          $9.28           $12.09          $11.52         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     1,219           1,299           1,369           1,441           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.15          $12.04         $11.45           N/A
    End of period                          $9.83           $13.92          $13.15         $12.04           N/A
  Accumulation units outstanding
  at the end of period                     1,707           1,709            199            4,076           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $17.60           N/A             N/A             N/A            N/A
    End of period                          $18.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      232             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1195)

  Accumulation unit value:
    Beginning of period                    $11.31          $11.08          $11.05           N/A            N/A
    End of period                          $11.25          $11.31          $11.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,900          7,333            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1195)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $20.86          $21.43           N/A             N/A            N/A
    End of period                          $13.54          $20.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,322            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(984)

  Accumulation unit value:
    Beginning of period                    $39.29          $34.42          $33.36           N/A            N/A
    End of period                          $22.72          $39.29          $34.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                      481              -              431             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(984)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(735)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.10          $12.91         $12.49          $12.49
    End of period                          $8.60           $14.83          $15.10         $12.91          $12.49
  Accumulation units outstanding
  at the end of period                      563             522             521             547            519

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.645%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.30          $11.80          $11.23         $10.75          $9.89
    End of period                          $8.07           $13.30          $11.80         $11.23          $10.75
  Accumulation units outstanding
  at the end of period                       -              550             551             551            552

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.70          $11.91           N/A             N/A            N/A
    End of period                          $8.17           $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,874            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $26.49          $27.35           N/A             N/A            N/A
    End of period                          $14.84          $26.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,128            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                    $9.85           $10.10           N/A             N/A            N/A
    End of period                          $4.42           $9.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,783            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(791)

  Accumulation unit value:
    Beginning of period                    $25.70          $24.06          $23.61         $21.43           N/A
    End of period                          $14.80          $25.70          $24.06         $23.61           N/A
  Accumulation units outstanding
  at the end of period                       -             2,177             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70           N/A             N/A             N/A            N/A
    End of period                          $6.44            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,568            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $16.73          $17.08          $15.61         $15.50          $14.02
    End of period                          $9.93           $16.73          $17.08         $15.61          $15.50
  Accumulation units outstanding
  at the end of period                       -              194             194             194            195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.79          $10.14           N/A            N/A
    End of period                          $7.32           $10.70          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,859            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(678)

  Accumulation unit value:
    Beginning of period                    $17.54          $16.84          $16.51         $16.52          $16.12
    End of period                          $16.20          $17.54          $16.84         $16.51          $16.52
  Accumulation units outstanding
  at the end of period                       -               -               -             2,679          2,874

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(624)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.27          $11.10          $9.61          $8.12
    End of period                          $8.41           $15.56          $14.27         $11.10          $9.61
  Accumulation units outstanding
  at the end of period                       -              335             335             335            336

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(678)

  Accumulation unit value:
    Beginning of period                    $17.76          $18.72          $16.78         $15.84          $14.29
    End of period                          $10.56          $17.76          $18.72         $16.78          $15.84
  Accumulation units outstanding
  at the end of period                       -              526             563             604            649

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(678)

  Accumulation unit value:
    Beginning of period                    $14.14          $15.58          $13.70         $13.44          $12.23
    End of period                          $8.46           $14.14          $15.58         $13.70          $13.44
  Accumulation units outstanding
  at the end of period                       -              615             658             706            758

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.96          $11.59          $11.16           N/A            N/A
    End of period                          $6.92           $10.96          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,183          1,560           2,055            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $7.61            N/A             N/A             N/A            N/A
    End of period                          $5.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      152             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(690)

  Accumulation unit value:
    Beginning of period                    $19.02          $17.69          $14.46         $13.11          $11.65
    End of period                          $10.57          $19.02          $17.69         $14.46          $13.11
  Accumulation units outstanding
  at the end of period                     1,328           3,044           3,608           1,805          1,830

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(817)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.57          $11.72         $10.50           N/A
    End of period                          $7.50           $13.40          $13.57         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     5,303           9,847           3,868           4,964           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.77          $12.23           N/A             N/A            N/A
    End of period                          $6.18           $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,880            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                    $33.64          $25.54          $21.71         $16.29          $16.14
    End of period                          $20.36          $33.64          $25.54         $21.71          $16.29
  Accumulation units outstanding
  at the end of period                       -              932            3,622           3,641          1,148

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.47            N/A             N/A             N/A            N/A
    End of period                          $6.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,234           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.45          $13.52         $12.40          $11.40
    End of period                          $9.19           $15.11          $14.45         $13.52          $12.40
  Accumulation units outstanding
  at the end of period                     4,899           1,272           1,728           2,637          6,350

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(690)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.54          $10.30         $10.13          $9.17
    End of period                          $7.16           $11.79          $11.54         $10.30          $10.13
  Accumulation units outstanding
  at the end of period                     1,515           1,517           2,063           2,265          2,296

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(690)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.01          $19.20           N/A             N/A            N/A
    End of period                          $9.93           $17.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,224           1,145            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(594)

  Accumulation unit value:
    Beginning of period                    $14.07          $14.76          $12.90         $12.71          $11.44
    End of period                          $8.92           $14.07          $14.76         $12.90          $12.71
  Accumulation units outstanding
  at the end of period                     1,252           1,253           1,701           2,255          4,099

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.22          $17.32           N/A             N/A            N/A
    End of period                          $8.81           $17.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,881            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(817)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.90          $11.81         $10.46           N/A
    End of period                          $7.75           $13.92          $12.90         $11.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,971           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(648)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.67          $12.00         $10.83          $9.06
    End of period                          $8.15           $14.15          $13.67         $12.00          $10.83
  Accumulation units outstanding
  at the end of period                     1,556           1,659           1,713           1,765          1,833

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(648)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.44           N/A             N/A             N/A            N/A
    End of period                          $13.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      222             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(678)

  Accumulation unit value:
    Beginning of period                    $12.33          $12.80          $11.89         $12.01          $11.74
    End of period                          $8.31           $12.33          $12.80         $11.89          $12.01
  Accumulation units outstanding
  at the end of period                       -               -               -             6,624          7,107

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(678)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $8.51            N/A             N/A             N/A            N/A
    End of period                          $6.18            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      208             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.86          $12.32         $11.66          $10.75
    End of period                          $8.73           $14.74          $13.86         $12.32          $11.66
  Accumulation units outstanding
  at the end of period                     4,502           4,799           4,954           5,105          8,680

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(610)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.81          $12.42         $11.87          $11.05
    End of period                          $9.20           $14.62          $13.81         $12.42          $11.87
  Accumulation units outstanding
  at the end of period                     6,959           7,609           7,685           7,759          7,854

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(806)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.51          $10.71         $10.29           N/A
    End of period                          $9.27           $12.08          $11.51         $10.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,082           2,084           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(806)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(791)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.13          $12.01         $11.35           N/A
    End of period                          $9.80           $13.89          $13.13         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(791)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(826)

  Accumulation unit value:
    Beginning of period                    $24.27          $23.19          $20.95         $19.98           N/A
    End of period                          $18.74          $24.27          $23.19         $20.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(668)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $10.85         $10.85          $10.89
    End of period                          $11.22          $11.27          $11.05         $10.85          $10.85
  Accumulation units outstanding
  at the end of period                       -               -               -            28,152            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(624)

  Accumulation unit value:
    Beginning of period                    $28.06          $26.17          $23.63         $22.87          $20.56
    End of period                          $15.62          $28.06          $26.17         $23.63          $22.87
  Accumulation units outstanding
  at the end of period                       -              265             265             265            265

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(624)

  Accumulation unit value:
    Beginning of period                    $39.17          $34.32          $32.99         $29.69          $25.77
    End of period                          $22.64          $39.17          $34.32         $32.99          $29.69
  Accumulation units outstanding
  at the end of period                      368             603             616             629            645

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(844)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.12          $10.31          $9.61           N/A
    End of period                          $8.17           $11.69          $11.12         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.96          $11.58          $11.16           N/A            N/A
    End of period                          $6.91           $10.96          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(899)

  Accumulation unit value:
    Beginning of period                    $19.01          $17.69          $14.46         $13.39           N/A
    End of period                          $10.57          $19.01          $17.69         $14.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(899)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.40          $13.93           N/A             N/A            N/A
    End of period                          $7.50           $13.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,932           6,406            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.33          $12.80          $11.90         $12.01          $11.71
    End of period                          $8.31           $12.33          $12.80         $11.90          $12.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(844)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.91          $10.39         $10.28           N/A
    End of period                          $9.49           $11.29          $10.91         $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(701)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.51          $10.71         $10.47          $10.16
    End of period                          $9.26           $12.08          $11.51         $10.71          $10.47
  Accumulation units outstanding
  at the end of period                     1,957           1,960           1,962           1,965          1,968

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(701)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(389)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.13          $12.01         $11.59          $10.86
    End of period                          $9.80           $13.89          $13.13         $12.01          $11.59
  Accumulation units outstanding
  at the end of period                     5,834           6,597           28,765         32,093            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(389)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A
    End of period                          $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                    $11.26          $11.04          $10.85         $10.85          $10.90
    End of period                          $11.21          $11.26          $11.04         $10.85          $10.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(844)

  Accumulation unit value:
    Beginning of period                    $28.04          $26.15          $23.62         $22.35           N/A
    End of period                          $15.61          $28.04          $26.15         $23.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(844)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.66%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(856)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.12          $10.30          $9.74           N/A
    End of period                          $8.16           $11.68          $11.12         $10.30           N/A
  Accumulation units outstanding
  at the end of period                      456             434             464             488            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(932)

  Accumulation unit value:
    Beginning of period                    $17.73          $18.70          $16.76         $15.85           N/A
    End of period                          $10.54          $17.73          $18.70         $16.76           N/A
  Accumulation units outstanding
  at the end of period                     1,757           1,757           1,757           1,757           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(932)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(846)

  Accumulation unit value:
    Beginning of period                    $19.00          $17.68          $14.46         $12.68           N/A
    End of period                          $10.56          $19.00          $17.68         $14.46           N/A
  Accumulation units outstanding
  at the end of period                      286             966             966             966            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(846)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.56          $11.72         $10.92           N/A
    End of period                          $7.49           $13.39          $13.56         $11.72           N/A
  Accumulation units outstanding
  at the end of period                      966            2,421           2,451           2,532           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.43          $13.51         $12.58           N/A
    End of period                          $9.18           $15.10          $14.43         $13.51           N/A
  Accumulation units outstanding
  at the end of period                      442             974             974             974            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(846)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.53          $10.29          $9.98           N/A
    End of period                          $7.15           $11.78          $11.53         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     1,139           1,227           1,227           1,227           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(846)

  Accumulation unit value:
    Beginning of period                    $14.06          $14.75          $12.89         $12.10           N/A
    End of period                          $8.91           $14.06          $14.75         $12.89           N/A
  Accumulation units outstanding
  at the end of period                     2,591           2,794           2,794           2,794           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $12.05           N/A             N/A             N/A            N/A
    End of period                          $7.75            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      512             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(932)

  Accumulation unit value:
    Beginning of period                    $14.14          $13.66          $11.99         $11.17           N/A
    End of period                          $8.14           $14.14          $13.66         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     2,493           2,493           2,493           2,493           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(932)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(846)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.84          $12.30         $11.47           N/A
    End of period                          $8.72           $14.72          $13.84         $12.30           N/A
  Accumulation units outstanding
  at the end of period                       -             2,669           2,669           2,669           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(856)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.91          $10.39         $10.30           N/A
    End of period                          $9.48           $11.29          $10.91         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     1,928           2,291           2,373           2,419           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.79          $12.41         $11.70           N/A
    End of period                          $9.19           $14.60          $13.79         $12.41           N/A
  Accumulation units outstanding
  at the end of period                     21,280          2,617           2,617           2,617           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(855)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.51          $10.71         $10.48           N/A
    End of period                          $9.26           $12.07          $11.51         $10.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,316          7,917           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(867)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.11          $12.00         $11.64           N/A
    End of period                          $9.79           $13.87          $13.11         $12.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -              411             411            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(867)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(856)

  Accumulation unit value:
    Beginning of period                    $24.22          $23.15          $20.91         $20.34           N/A
    End of period                          $18.70          $24.22          $23.15         $20.91           N/A
  Accumulation units outstanding
  at the end of period                     1,774           1,802           1,830           1,860           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(856)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(858)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.03          $10.84         $10.81           N/A
    End of period                          $11.19          $11.25          $11.03         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(858)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(932)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.06          $12.88         $12.14           N/A
    End of period                          $8.57           $14.78          $15.06         $12.88           N/A
  Accumulation units outstanding
  at the end of period                     2,293           2,293           2,293           2,293           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(932)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.67%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $12.63          $15.26          $11.49         $11.46           N/A
    End of period                          $7.91           $12.63          $15.26         $11.49           N/A
  Accumulation units outstanding
  at the end of period                      279             336             325             607            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(977)

  Accumulation unit value:
    Beginning of period                    $16.40          $15.34          $12.86         $12.90           N/A
    End of period                          $9.43           $16.40          $15.34         $12.86           N/A
  Accumulation units outstanding
  at the end of period                      155             176             213             359            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.78          $11.22         $10.74          $9.88
    End of period                          $8.06           $13.28          $11.78         $11.22          $10.74
  Accumulation units outstanding
  at the end of period                      782            2,846           3,236           3,659            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.48          $12.10         $11.46          $10.14
    End of period                          $8.58           $14.62          $13.48         $12.10          $11.46
  Accumulation units outstanding
  at the end of period                       -             1,780           1,881           1,790            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $16.68          $17.03          $15.57         $14.67           N/A
    End of period                          $9.90           $16.68          $17.03         $15.57           N/A
  Accumulation units outstanding
  at the end of period                      341             362             453             612            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(596)

  Accumulation unit value:
    Beginning of period                    $22.44          $20.56          $17.58         $17.62          $15.69
    End of period                          $13.48          $22.44          $20.56         $17.58          $17.62
  Accumulation units outstanding
  at the end of period                       -               -             2,216           2,216          2,216

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1169)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.79          $10.39           N/A            N/A
    End of period                          $7.32           $10.69          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                    $11.35          $12.42          $10.84         $10.88           N/A
    End of period                          $7.39           $11.35          $12.42         $10.84           N/A
  Accumulation units outstanding
  at the end of period                      204             244             263             426            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $17.49          $16.79          $16.47         $16.36           N/A
    End of period                          $16.15          $17.49          $16.79         $16.47           N/A
  Accumulation units outstanding
  at the end of period                      577             961            1,171           1,604           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(915)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.24          $11.08         $10.34           N/A
    End of period                          $8.39           $15.52          $14.24         $11.08           N/A
  Accumulation units outstanding
  at the end of period                      175             746             230             416            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $22.03          $20.96          $19.21         $17.07           N/A
    End of period                          $11.92          $22.03          $20.96         $19.21           N/A
  Accumulation units outstanding
  at the end of period                      222             224             282             418            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.82          $13.74         $13.80           N/A
    End of period                          $14.84          $14.31          $13.82         $13.74           N/A
  Accumulation units outstanding
  at the end of period                      319             588             709             959            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.86          $13.88           N/A             N/A            N/A
    End of period                          $6.74           $13.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              405             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                    $17.71          $18.68          $16.75         $15.81          $14.72
    End of period                          $10.53          $17.71          $18.68         $16.75          $15.81
  Accumulation units outstanding
  at the end of period                       27            3,831           4,023           4,670          5,116

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $14.11          $15.55          $13.67         $13.42          $12.50
    End of period                          $8.44           $14.11          $15.55         $13.67          $13.42
  Accumulation units outstanding
  at the end of period                       35            1,839           2,062           2,259          2,711

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.94          $11.57          $11.14           N/A            N/A
    End of period                          $6.90           $10.94          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,876           7,239           7,432            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(977)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.71          $10.61         $10.56           N/A
    End of period                          $11.21          $11.10          $10.71         $10.61           N/A
  Accumulation units outstanding
  at the end of period                      950            1,934           2,263           3,291           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1169)

  Accumulation unit value:
    Beginning of period                    $9.58           $10.68          $10.19           N/A            N/A
    End of period                          $6.41           $9.58           $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(915)

  Accumulation unit value:
    Beginning of period                    $10.89          $13.54          $11.71         $11.09           N/A
    End of period                          $5.23           $10.89          $13.54         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(915)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.92          $10.56         $10.61           N/A
    End of period                          $8.55           $11.44          $10.92         $10.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                    $7.09            N/A             N/A             N/A            N/A
    End of period                          $6.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,820            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(815)

  Accumulation unit value:
    Beginning of period                    $19.00          $17.67          $14.45         $12.81           N/A
    End of period                          $10.55          $19.00          $17.67         $14.45           N/A
  Accumulation units outstanding
  at the end of period                       39              38              62             73             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(825)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.56          $11.72         $10.70           N/A
    End of period                          $7.49           $13.39          $13.56         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     9,079           27,369          1,341           3,659           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(898)

  Accumulation unit value:
    Beginning of period                    $33.56          $25.48          $21.66         $21.13           N/A
    End of period                          $20.30          $33.56          $25.48         $21.66           N/A
  Accumulation units outstanding
  at the end of period                      781              -              472             472            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.98          $19.16           N/A             N/A            N/A
    End of period                          $9.91           $16.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,230           3,316            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(915)

  Accumulation unit value:
    Beginning of period                    $6.34           $5.68           $5.34           $5.24           N/A
    End of period                          $3.49           $6.34           $5.68           $5.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $17.01           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,505            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.65          $11.98         $10.23           N/A
    End of period                          $8.13           $14.13          $13.65         $11.98           N/A
  Accumulation units outstanding
  at the end of period                      126             134             171             254            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $13.54          $12.85          $12.76         $12.83           N/A
    End of period                          $13.24          $13.54          $12.85         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     1,067           1,868           2,285           3,099           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division(977)

  Accumulation unit value:
    Beginning of period                    $18.92          $20.95          $18.92         $19.14           N/A
    End of period                          $10.96          $18.92          $20.95         $18.92           N/A
  Accumulation units outstanding
  at the end of period                      202             222             233             363            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division(977)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $12.30          $12.77          $11.87         $11.64           N/A
    End of period                          $8.29           $12.30          $12.77         $11.87           N/A
  Accumulation units outstanding
  at the end of period                      550             671             777            1,111           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.83          $12.29         $11.64          $10.73
    End of period                          $8.71           $14.70          $13.83         $12.29          $11.64
  Accumulation units outstanding
  at the end of period                      700            2,710           2,797           2,844          2,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.78          $12.40         $11.85          $11.08
    End of period                          $9.18           $14.58          $13.78         $12.40          $11.85
  Accumulation units outstanding
  at the end of period                      686             743             784             827            486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.10          $11.99         $11.57          $11.11
    End of period                          $9.78           $13.85          $13.10         $11.99          $11.57
  Accumulation units outstanding
  at the end of period                       -             5,044           5,279           6,132          6,779

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.23          $11.02          $10.83         $10.80           N/A
    End of period                          $11.18          $11.23          $11.02         $10.83           N/A
  Accumulation units outstanding
  at the end of period                      313            18,264          6,869          10,170           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(815)

  Accumulation unit value:
    Beginning of period                    $20.80          $19.81          $16.83         $15.79           N/A
    End of period                          $13.50          $20.80          $19.81         $16.83           N/A
  Accumulation units outstanding
  at the end of period                      332             396             503             782            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(677)

  Accumulation unit value:
    Beginning of period                    $27.97          $26.09          $23.57         $22.82          $21.22
    End of period                          $15.57          $27.97          $26.09         $23.57          $22.82
  Accumulation units outstanding
  at the end of period                      783             838             956            1,233           254

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(677)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $39.05          $34.22          $32.91         $29.62          $26.69
    End of period                          $22.57          $39.05          $34.22         $32.91          $29.62
  Accumulation units outstanding
  at the end of period                      392             425            1,787           1,878          1,500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                    $14.77          $15.05          $12.88         $12.05           N/A
    End of period                          $8.56           $14.77          $15.05         $12.88           N/A
  Accumulation units outstanding
  at the end of period                      821             885            1,061           1,642           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.695%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(840)

  Accumulation unit value:
    Beginning of period                    $12.62          $15.26          $11.49         $10.33           N/A
    End of period                          $7.90           $12.62          $15.26         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(840)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $13.26          $11.77          $11.21         $10.73          $9.99
    End of period                          $8.04           $13.26          $11.77         $11.21          $10.73
  Accumulation units outstanding
  at the end of period                     1,240           1,241           1,242           1,243          1,245

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $14.60          $13.47          $12.08         $11.45          $10.48
    End of period                          $8.56           $14.60          $13.47         $12.08          $11.45
  Accumulation units outstanding
  at the end of period                     1,181           1,182           1,183           1,185          1,186

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(875)

  Accumulation unit value:
    Beginning of period                    $25.54          $23.92          $23.49         $22.82           N/A
    End of period                          $14.70          $25.54          $23.92         $23.49           N/A
  Accumulation units outstanding
  at the end of period                      396             434             435             458            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $7.15            N/A             N/A             N/A            N/A
    End of period                          $6.43            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,964            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(756)

  Accumulation unit value:
    Beginning of period                    $17.67          $18.64          $16.72         $15.16           N/A
    End of period                          $10.50          $17.67          $18.64         $16.72           N/A
  Accumulation units outstanding
  at the end of period                     5,789           5,659           6,133           6,268           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.92          $11.54          $11.12           N/A            N/A
    End of period                          $6.88           $10.92          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,800          4,068           3,884            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(740)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.70          $10.60         $10.67           N/A
    End of period                          $11.19          $11.08          $10.70         $10.60           N/A
  Accumulation units outstanding
  at the end of period                      222             222             222            1,401           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.90          $10.54          $9.83           N/A
    End of period                          $8.53           $11.42          $10.90         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(740)

  Accumulation unit value:
    Beginning of period                    $18.96          $17.65          $14.44         $12.80           N/A
    End of period                          $10.53          $18.96          $17.65         $14.44           N/A
  Accumulation units outstanding
  at the end of period                      185             185             185            1,158           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.55          $11.72         $10.88          $10.23
    End of period                          $7.48           $13.38          $13.55         $11.72          $10.88
  Accumulation units outstanding
  at the end of period                     17,637          17,277          8,045           8,053          7,100

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $33.49          $25.43          $21.63         $19.23           N/A
    End of period                          $20.26          $33.49          $25.43         $21.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,775             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $9.46            N/A             N/A             N/A            N/A
    End of period                          $6.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,336           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(740)

  Accumulation unit value:
    Beginning of period                    $15.07          $14.41          $13.49         $11.85           N/A
    End of period                          $9.16           $15.07          $14.41         $13.49           N/A
  Accumulation units outstanding
  at the end of period                     4,918            200             200            1,222           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(740)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.51          $10.28          $9.89           N/A
    End of period                          $7.14           $11.76          $11.51         $10.28           N/A
  Accumulation units outstanding
  at the end of period                      239             239             240            1,514           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.94          $19.13           N/A             N/A            N/A
    End of period                          $9.88           $16.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,850           5,703            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(740)

  Accumulation unit value:
    Beginning of period                    $14.03          $14.72          $12.87         $12.02           N/A
    End of period                          $8.88           $14.03          $14.72         $12.87           N/A
  Accumulation units outstanding
  at the end of period                      197             197             197            1,245           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.19          $17.29           N/A             N/A            N/A
    End of period                          $8.79           $17.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,579           2,263            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.89          $11.80         $11.01           N/A
    End of period                          $7.74           $13.89          $12.89         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(799)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.82          $12.73         $12.70           N/A
    End of period                          $13.20          $13.51          $12.82         $12.73           N/A
  Accumulation units outstanding
  at the end of period                      155             155             156             156            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(840)

  Accumulation unit value:
    Beginning of period                    $12.27          $12.75          $11.85         $11.65           N/A
    End of period                          $8.27           $12.27          $12.75         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(840)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(905)

  Accumulation unit value:
    Beginning of period                    $14.67          $13.80          $12.27         $11.85           N/A
    End of period                          $8.69           $14.67          $13.80         $12.27           N/A
  Accumulation units outstanding
  at the end of period                     1,252           1,360           1,384           1,359           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(905)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(799)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.90          $10.38         $10.11           N/A
    End of period                          $9.47           $11.28          $10.90         $10.38           N/A
  Accumulation units outstanding
  at the end of period                      555             621             607             600            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(794)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.75          $12.37         $11.40           N/A
    End of period                          $9.15           $14.55          $13.75         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     2,680           2,862           3,078           3,257           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(767)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.50          $10.70         $10.43           N/A
    End of period                          $9.25           $12.06          $11.50         $10.70           N/A
  Accumulation units outstanding
  at the end of period                     3,034           6,251           6,366           5,297           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(767)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(756)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.07          $11.97         $11.24           N/A
    End of period                          $9.75           $13.82          $13.07         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     5,257           7,612           13,304         12,973           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(756)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.99          $10.80         $10.79           N/A
    End of period                          $11.14          $11.20          $10.99         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            45,271           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(799)

  Accumulation unit value:
    Beginning of period                    $27.88          $26.02          $23.50         $21.35           N/A
    End of period                          $15.51          $27.88          $26.02         $23.50           N/A
  Accumulation units outstanding
  at the end of period                       46              46              46             46             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(799)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(875)

  Accumulation unit value:
    Beginning of period                    $14.74          $15.02          $12.86         $12.56           N/A
    End of period                          $8.54           $14.74          $15.02         $12.86           N/A
  Accumulation units outstanding
  at the end of period                      720             790             790             833            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(875)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.70%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(891)

  Accumulation unit value:
    Beginning of period                    $12.62          $15.26          $11.49         $10.95           N/A
    End of period                          $7.90           $12.62          $15.26         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              272            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(891)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.09          $10.28          $9.96           N/A
    End of period                          $8.13           $11.65          $11.09         $10.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              597            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(891)

  Accumulation unit value:
    Beginning of period                    $25.52          $23.90          $23.47         $22.75           N/A
    End of period                          $14.69          $25.52          $23.90         $23.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              131            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(891)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $17.42          $16.73          $16.42         $16.49           N/A
    End of period                          $16.08          $17.42          $16.73         $16.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,227           1,086           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $21.95          $20.89          $19.15         $18.18           N/A
    End of period                          $11.87          $21.95          $20.89         $19.15           N/A
  Accumulation units outstanding
  at the end of period                       -              422             422             422            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(768)

  Accumulation unit value:
    Beginning of period                    $17.66          $18.63          $16.71         $15.79           N/A
    End of period                          $10.49          $17.66          $18.63         $16.71           N/A
  Accumulation units outstanding
  at the end of period                       -              495             495             675            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(768)

  Accumulation unit value:
    Beginning of period                    $14.06          $15.51          $13.64         $13.24           N/A
    End of period                          $8.41           $14.06          $15.51         $13.64           N/A
  Accumulation units outstanding
  at the end of period                       -              888             888            1,106           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(759)

  Accumulation unit value:
    Beginning of period                    $10.86          $13.50          $11.69         $11.04           N/A
    End of period                          $5.22           $10.86          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -              558             541            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.90          $10.54          $9.84           N/A
    End of period                          $8.53           $11.41          $10.90         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -              993             971            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.55          $11.71         $10.78           N/A
    End of period                          $7.48           $13.38          $13.55         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,230           2,215           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(759)

  Accumulation unit value:
    Beginning of period                    $33.47          $25.42          $21.62         $17.30           N/A
    End of period                          $20.24          $33.47          $25.42         $21.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -              291             345            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(768)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.51          $10.28         $10.09           N/A
    End of period                          $7.13           $11.75          $11.51         $10.28           N/A
  Accumulation units outstanding
  at the end of period                       -             1,152           1,152           1,152           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $14.10          $13.62          $11.97         $10.58           N/A
    End of period                          $8.12           $14.10          $13.62         $11.97           N/A
  Accumulation units outstanding
  at the end of period                       -             1,096           1,096           1,096           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.82          $12.73         $12.79           N/A
    End of period                          $13.20          $13.50          $12.82         $12.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,109           1,867           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $12.26          $12.74          $11.84         $11.93           N/A
    End of period                          $8.26           $12.26          $12.74         $11.84           N/A
  Accumulation units outstanding
  at the end of period                       -              630            1,193           1,130           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                    $13.81          $13.06          $11.96         $11.39           N/A
    End of period                          $9.75           $13.81          $13.06         $11.96           N/A
  Accumulation units outstanding
  at the end of period                       -             1,167           9,953           9,956           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(768)

  Accumulation unit value:
    Beginning of period                    $24.10          $23.04          $20.82         $20.40           N/A
    End of period                          $18.60          $24.10          $23.04         $20.82           N/A
  Accumulation units outstanding
  at the end of period                       -              377             377             593            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(768)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.98          $10.79         $10.78           N/A
    End of period                          $11.13          $11.19          $10.98         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -              250             221            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(613)

  Accumulation unit value:
    Beginning of period                    $27.87          $26.00          $23.50         $22.75          $21.00
    End of period                          $15.50          $27.87          $26.00         $23.50          $22.75
  Accumulation units outstanding
  at the end of period                       -               -               -              194             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(613)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(613)

  Accumulation unit value:
    Beginning of period                    $38.90          $34.10          $32.80         $29.53          $26.57
    End of period                          $22.47          $38.90          $34.10         $32.80          $29.53
  Accumulation units outstanding
  at the end of period                       -              400             400             496             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(613)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.71%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(906)

  Accumulation unit value:
    Beginning of period                    $13.37          $13.55          $11.71         $11.59           N/A
    End of period                          $7.48           $13.37          $13.55         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     12,801          12,964          12,966         14,223           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(906)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.82%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.80          $11.44          $11.03           N/A            N/A
    End of period                          $6.80           $10.80          $11.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               55             380             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(612)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.63          $10.55         $10.66          $10.48
    End of period                          $11.09          $11.00          $10.63         $10.55          $10.66
  Accumulation units outstanding
  at the end of period                      215             288             618             880           1,050

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(612)

  Accumulation unit value:
    Beginning of period                    $18.82          $17.54          $14.36         $13.04          $11.38
    End of period                          $10.44          $18.82          $17.54         $14.36          $13.04
  Accumulation units outstanding
  at the end of period                      198             216             228             240            253

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(1144)

  Accumulation unit value:
    Beginning of period                    $13.32          $13.51          $12.57           N/A            N/A
    End of period                          $7.44           $13.32          $13.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       28             213              28             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.88           N/A             N/A            N/A
    End of period                          $6.96           $12.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,691           1,691            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(820)

  Accumulation unit value:
    Beginning of period                    $33.13          $25.20          $21.45         $18.07           N/A
    End of period                          $20.02          $33.13          $25.20         $21.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(612)

  Accumulation unit value:
    Beginning of period                    $14.96          $14.32          $13.43         $12.33          $11.10
    End of period                          $9.08           $14.96          $14.32         $13.43          $12.33
  Accumulation units outstanding
  at the end of period                      203             221             234             246            259

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(612)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.44          $10.23         $10.08          $9.36
    End of period                          $7.07           $11.67          $11.44         $10.23          $10.08
  Accumulation units outstanding
  at the end of period                      240             263             277             291            308

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                    $13.92          $14.63          $12.81         $12.64          $11.23
    End of period                          $8.81           $13.92          $14.63         $12.81          $12.64
  Accumulation units outstanding
  at the end of period                      200             219             231             243            256

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.12          $17.23           N/A             N/A            N/A
    End of period                          $8.75           $17.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,358           1,358            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.85          $11.79         $10.36           N/A
    End of period                          $7.70           $13.84          $12.85         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     2,968           2,968           2,968           2,968           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.65          $12.15         $11.52          $10.62
    End of period                          $8.57           $14.49          $13.65         $12.15          $11.52
  Accumulation units outstanding
  at the end of period                      559             561             563             565            568

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(685)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.60          $12.26         $11.73          $10.78
    End of period                          $9.03           $14.37          $13.60         $12.26          $11.73
  Accumulation units outstanding
  at the end of period                     16,412          16,412          16,412         16,412          8,021

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.93          $11.85         $11.46          $10.71
    End of period                          $9.62           $13.65          $12.93         $11.85          $11.46
  Accumulation units outstanding
  at the end of period                      698             703             707             770           6,424

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.85%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(797)

  Accumulation unit value:
    Beginning of period                    $13.31          $13.50          $11.69         $10.83           N/A
    End of period                          $7.43           $13.31          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,663           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(797)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.86%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(967)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.97          $10.19         $10.14           N/A
    End of period                          $8.02           $11.51          $10.97         $10.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.82           $10.35           N/A             N/A            N/A
    End of period                          $6.09           $9.82            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              852             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(967)

  Accumulation unit value:
    Beginning of period                    $11.29          $12.38          $10.82         $11.05           N/A
    End of period                          $7.34           $11.29          $12.38         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(967)

  Accumulation unit value:
    Beginning of period                    $17.07          $16.42          $16.14         $15.99           N/A
    End of period                          $15.73          $17.07          $16.42         $16.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(852)

  Accumulation unit value:
    Beginning of period                    $15.23          $14.00          $10.91          $9.40           N/A
    End of period                          $8.22           $15.23          $14.00         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(904)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.61          $10.54         $10.72           N/A
    End of period                          $11.06          $10.97          $10.61         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(967)

  Accumulation unit value:
    Beginning of period                    $9.43           $10.53          $9.55           $9.70           N/A
    End of period                          $6.30           $9.43           $10.53          $9.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(967)

  Accumulation unit value:
    Beginning of period                    $10.71          $13.34          $11.57         $11.66           N/A
    End of period                          $5.14           $10.71          $13.34         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(967)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.77          $10.43         $10.32           N/A
    End of period                          $8.40           $11.26          $10.77         $10.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(970)

  Accumulation unit value:
    Beginning of period                    $18.77          $17.50          $14.34         $14.05           N/A
    End of period                          $10.41          $18.77          $17.50         $14.34           N/A
  Accumulation units outstanding
  at the end of period                      153             153             169             83             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(970)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(904)

  Accumulation unit value:
    Beginning of period                    $13.31          $13.50          $11.69         $11.44           N/A
    End of period                          $7.43           $13.31          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                      408             410             411             198            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(904)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(967)

  Accumulation unit value:
    Beginning of period                    $33.02          $25.12          $21.40         $21.99           N/A
    End of period                          $19.94          $33.02          $25.12         $21.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -              108             53             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(967)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.64          $12.57         $12.44           N/A
    End of period                          $12.97          $13.29          $12.64         $12.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(967)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.86          $10.36         $10.34           N/A
    End of period                          $9.40           $11.22          $10.86         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(970)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.55          $12.22         $12.29           N/A
    End of period                          $8.99           $14.32          $13.55         $12.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -              396             190            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(970)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.46          $10.68         $10.38           N/A
    End of period                          $9.18           $12.00          $11.46         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     5,867           5,867           5,867             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.88          $11.82         $11.46           N/A
    End of period                          $9.58           $13.60          $12.88         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     17,840          19,274          20,532         21,909           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(967)

  Accumulation unit value:
    Beginning of period                    $20.60          $19.66          $16.73         $16.88           N/A
    End of period                          $13.34          $20.60          $19.66         $16.73           N/A
  Accumulation units outstanding
  at the end of period                      143             144             144             69             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $27.31          $25.52          $23.10         $23.42           N/A
    End of period                          $15.17          $27.31          $25.52         $23.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $38.12          $33.47          $32.25         $32.24           N/A
    End of period                          $21.99          $38.12          $33.47         $32.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               75             36             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $14.56          $15.66           N/A             N/A            N/A
    End of period                          $8.42           $14.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              172             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.87%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(733)

  Accumulation unit value:
    Beginning of period                    $15.99          $14.99          $12.59         $11.70          $11.62
    End of period                          $9.18           $15.99          $14.99         $12.59          $11.70
  Accumulation units outstanding
  at the end of period                       -               -             1,016           1,133          1,108

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $15.21          $13.99          $10.90          $9.46          $9.41
    End of period                          $8.21           $15.21          $13.99         $10.90          $9.46
  Accumulation units outstanding
  at the end of period                       -               -             1,111           1,324          1,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                    $17.37          $18.36          $16.49         $15.59          $15.37
    End of period                          $10.30          $17.37          $18.36         $16.49          $15.59
  Accumulation units outstanding
  at the end of period                       -               -              819             842            838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(733)

  Accumulation unit value:
    Beginning of period                    $13.83          $15.28          $13.46         $13.23          $13.08
    End of period                          $8.26           $13.83          $15.28         $13.46          $13.23
  Accumulation units outstanding
  at the end of period                       -               -              962            1,021           985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $10.71          $13.33          $11.56         $11.21          $11.13
    End of period                          $5.13           $10.71          $13.33         $11.56          $11.21
  Accumulation units outstanding
  at the end of period                       -               -             1,137           1,186          1,157

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.25          $10.76          $10.42          $9.96          $9.88
    End of period                          $8.39           $11.25          $10.76         $10.42          $9.96
  Accumulation units outstanding
  at the end of period                       -               -             1,392           1,318          1,303

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                    $13.30          $13.50          $11.69         $10.79           N/A
    End of period                          $7.43           $13.30          $13.50         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -             1,435           1,438           1,440           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $32.99          $25.10          $21.38         $16.09          $15.90
    End of period                          $19.92          $32.99          $25.10         $21.38          $16.09
  Accumulation units outstanding
  at the end of period                       -               -              594             660            810

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $6.23           $5.60           $5.27           $5.29          $5.26
    End of period                          $3.43           $6.23           $5.60           $5.27          $5.29
  Accumulation units outstanding
  at the end of period                       -               -             2,592           2,572          2,447

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(733)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.63          $12.56         $12.63          $12.60
    End of period                          $12.96          $13.28          $12.63         $12.56          $12.63
  Accumulation units outstanding
  at the end of period                       -               -             2,337           2,178          2,043

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(733)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.86          $10.36         $10.23           N/A
    End of period                          $9.40           $11.21          $10.86         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -              592             370             372            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.46          $10.68         $10.51           N/A
    End of period                          $9.18           $11.99          $11.46         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     3,435           3,527           3,609           3,691           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.92%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.63          $11.10         $10.66          $10.23
    End of period                          $7.91           $13.07          $11.63         $11.10          $10.66
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(575)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.31          $11.97         $11.37          $10.30
    End of period                          $8.43           $14.40          $13.31         $11.97          $11.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $24.58           N/A             N/A             N/A            N/A
    End of period                          $14.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,123            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(735)

  Accumulation unit value:
    Beginning of period                    $24.83          $23.30          $22.93         $22.55          $22.62
    End of period                          $14.26          $24.83          $23.30         $22.93          $22.55
  Accumulation units outstanding
  at the end of period                       -               -               -              498            126

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.96           N/A             N/A             N/A            N/A
    End of period                          $6.40            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,484            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(598)

  Accumulation unit value:
    Beginning of period                    $21.82          $20.04          $17.18         $17.25          $15.04
    End of period                          $13.08          $21.82          $20.04         $17.18          $17.25
  Accumulation units outstanding
  at the end of period                       76              76              76             629            165

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.79           $10.65           N/A             N/A            N/A
    End of period                          $5.64           $9.79            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,066            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.77          $10.21           N/A            N/A
    End of period                          $7.27           $10.65          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,973           10,424           451             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.27          $12.37          $11.38           N/A            N/A
    End of period                          $7.32           $11.27          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      162             162             162             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $16.95          $16.31          $16.04         $16.09          $15.08
    End of period                          $15.61          $16.95          $16.31         $16.04          $16.09
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.56          $11.55           N/A            N/A
    End of period                          $7.78           $12.54          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      119             119             119             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(598)

  Accumulation unit value:
    Beginning of period                    $15.14          $13.92          $10.86          $9.43          $8.03
    End of period                          $8.16           $15.14          $13.92         $10.86          $9.43
  Accumulation units outstanding
  at the end of period                       -             2,144           1,176           2,221           405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $21.35          $20.37          $18.71         $18.15          $16.03
    End of period                          $11.52          $21.35          $20.37         $18.71          $18.15
  Accumulation units outstanding
  at the end of period                      127             127             127              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.42          $13.38         $13.46          $12.95
    End of period                          $14.34          $13.86          $13.42         $13.38          $13.46
  Accumulation units outstanding
  at the end of period                       -               -              519             494             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.49           N/A             N/A             N/A            N/A
    End of period                          $6.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,536            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(598)

  Accumulation unit value:
    Beginning of period                    $17.28          $18.28          $16.42         $15.54          $13.67
    End of period                          $10.25          $17.28          $18.28         $16.42          $15.54
  Accumulation units outstanding
  at the end of period                       -               -               -             1,950            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(598)

  Accumulation unit value:
    Beginning of period                    $13.76          $15.21          $13.41         $13.19          $11.71
    End of period                          $8.21           $13.76          $15.21         $13.41          $13.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $10.71          $11.35          $10.95           N/A            N/A
    End of period                          $6.74           $10.71          $11.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(744)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.58          $10.51         $10.62           N/A
    End of period                          $11.01          $10.93          $10.58         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,012            963            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(744)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.51           $5.56            N/A             N/A            N/A
    End of period                          $3.23           $5.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,160            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(1139)

  Accumulation unit value:
    Beginning of period                    $9.38           $10.49          $9.26            N/A            N/A
    End of period                          $6.26           $9.38           $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      149             149             149             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.82           N/A             N/A            N/A
    End of period                          $5.01           $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,709            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.66          $13.28          $12.06           N/A            N/A
    End of period                          $5.11           $10.66          $13.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      114             114             114             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.72          $10.37           N/A            N/A
    End of period                          $8.35           $11.20          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                      177             177             177             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(1139)

  Accumulation unit value:
    Beginning of period                    $18.71          $17.45          $15.92           N/A            N/A
    End of period                          $10.37          $18.71          $17.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                      202             202             202             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(833)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.48          $11.68         $10.70           N/A
    End of period                          $7.41           $13.28          $13.48         $11.68           N/A
  Accumulation units outstanding
  at the end of period                     4,271           11,266          11,267          7,133           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(833)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.63          $10.79           N/A            N/A
    End of period                          $6.14           $11.72          $10.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,571           2,571            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(937)

  Accumulation unit value:
    Beginning of period                    $32.85          $25.01          $21.31         $19.71           N/A
    End of period                          $19.83          $32.85          $25.01         $21.31           N/A
  Accumulation units outstanding
  at the end of period                      411              -               -             1,982           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1139)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.25          $13.30           N/A            N/A
    End of period                          $9.01           $14.87          $14.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      104             104             104             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index
Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.60          $11.39          $10.48           N/A            N/A
    End of period                          $7.03           $11.60          $11.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                      658             658             658             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(1139)

  Accumulation unit value:
    Beginning of period                    $13.84          $14.56          $13.17           N/A            N/A
    End of period                          $8.75           $13.84          $14.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      105             105             105             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.07          $17.17           N/A             N/A            N/A
    End of period                          $8.71           $17.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,299            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(1076)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.46          $12.12           N/A            N/A
    End of period                          $7.98           $13.89          $13.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                      302             302            2,722            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $11.04           N/A             N/A             N/A            N/A
    End of period                          $10.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,502            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.57          $12.51         $12.59          $12.10
    End of period                          $12.89          $13.22          $12.57         $12.51          $12.59
  Accumulation units outstanding
  at the end of period                     1,024             -              813             774             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(744)

  Accumulation unit value:
    Beginning of period                    $12.00          $12.49          $11.64         $11.72           N/A
    End of period                          $8.07           $12.00          $12.49         $11.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -              753             753            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(744)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.85          $10.35         $10.28          $10.15
    End of period                          $9.38           $11.20          $10.85         $10.35          $10.28
  Accumulation units outstanding
  at the end of period                       -               -             4,092           4,073          4,063

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(579)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.48          $12.16         $11.65          $10.51
    End of period                          $8.94           $14.23          $13.48         $12.16          $11.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(579)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.44          $10.67         $10.47          $10.27
    End of period                          $9.16           $11.97          $11.44         $10.67          $10.47
  Accumulation units outstanding
  at the end of period                       -               -              970             987            997

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(564)

  Accumulation unit value:
    Beginning of period                    $13.52          $12.81          $11.76         $11.38          $10.84
    End of period                          $9.52           $13.52          $12.81         $11.76          $11.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.70          $10.02           N/A            N/A
    End of period                          $7.70           $11.35          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                      688             688             688             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.70          $10.55           N/A            N/A
    End of period                          $10.80          $10.88          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,985           9,958           4,265            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(598)

  Accumulation unit value:
    Beginning of period                    $20.53          $19.61          $16.69         $15.89          $14.49
    End of period                          $13.29          $20.53          $19.61         $16.69          $15.89
  Accumulation units outstanding
  at the end of period                       -             1,546             -             1,077           119

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(735)

  Accumulation unit value:
    Beginning of period                    $37.83          $33.24          $32.04         $28.91          $28.94
    End of period                          $21.81          $37.83          $33.24         $32.04          $28.91
  Accumulation units outstanding
  at the end of period                      443              59             764             336             66

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(735)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.49          $14.80          $12.70         $12.31          $11.11
    End of period                          $8.38           $14.49          $14.80         $12.70          $12.31
  Accumulation units outstanding
  at the end of period                      342             342             342              -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.945%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.31          $13.51          $12.04         $11.43          $10.54
    End of period                          $8.46           $14.31          $13.51         $12.04          $11.43
  Accumulation units outstanding
  at the end of period                      590             729             838             961           1,093

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $27.02          $25.27          $22.89         $22.22          $20.29
    End of period                          $14.99          $27.02          $25.27         $22.89          $22.22
  Accumulation units outstanding
  at the end of period                      586             724             430             492            560

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $37.71          $33.14          $31.96         $28.84          $25.79
    End of period                          $21.73          $37.71          $33.14         $31.96          $28.84
  Accumulation units outstanding
  at the end of period                      238             294             338             387            441

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.95%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real
Estate Division(834)

  Accumulation unit value:
    Beginning of period                    $12.54          $15.19          $11.47         $10.48           N/A
    End of period                          $7.83           $12.54          $15.19         $11.47           N/A
  Accumulation units outstanding
  at the end of period                      437             419             448             482            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real
Estate Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division(834)

  Accumulation unit value:
    Beginning of period                    $15.83          $14.85          $12.48         $11.08           N/A
    End of period                          $9.08           $15.83          $14.85         $12.48           N/A
  Accumulation units outstanding
  at the end of period                      789             782             809             912            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(834)

  Accumulation unit value:
    Beginning of period                    $24.73          $23.22          $22.86         $21.31           N/A
    End of period                          $14.20          $24.73          $23.22         $22.86           N/A
  Accumulation units outstanding
  at the end of period                     1,002           1,002            989             949            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division(834)

  Accumulation unit value:
    Beginning of period                    $13.72          $15.17          $13.37         $12.56           N/A
    End of period                          $8.18           $13.72          $15.17         $13.37           N/A
  Accumulation units outstanding
  at the end of period                      452             389             392             402            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.47          $11.68         $10.87          $10.68
    End of period                          $7.40           $13.27          $13.47         $11.68          $10.87
  Accumulation units outstanding
  at the end of period                     5,973           9,006           6,452           6,772          1,334

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.62          $10.00           N/A            N/A
    End of period                          $6.13           $11.71          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,377           1,466           1,500            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                    $32.77          $24.95          $24.60           N/A            N/A
    End of period                          $19.77          $32.77          $24.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      560             596             610             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                    $6.19           $5.57           $5.38            N/A            N/A
    End of period                          $3.40           $6.19           $5.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,559           2,724           2,788            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.05          $17.16           N/A             N/A            N/A
    End of period                          $8.70           $17.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,204           2,347            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.81          $11.77         $11.41           N/A
    End of period                          $7.65           $13.78          $12.81         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     2,966           3,158           3,232           3,285           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.43          $12.40           N/A            N/A
    End of period                          $7.96           $13.87          $13.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,820           1,938           1,983            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(834)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.54          $12.48         $12.62           N/A
    End of period                          $12.84          $13.18          $12.54         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     1,760           1,982           1,771           1,602           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(834)

  Accumulation unit value:
    Beginning of period                    $11.96          $12.46          $11.61         $11.22           N/A
    End of period                          $8.04           $11.96          $12.46         $11.61           N/A
  Accumulation units outstanding
  at the end of period                      497             480             461             451            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.45          $12.13         $11.63          $10.75
    End of period                          $8.91           $14.19          $13.45         $12.13          $11.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.78          $11.73         $11.36          $10.92
    End of period                          $9.49           $13.48          $12.78         $11.73          $11.36
  Accumulation units outstanding
  at the end of period                     1,375           3,072           5,289           5,539          5,616

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                    $20.50          $19.58          $16.68         $16.36           N/A
    End of period                          $13.27          $20.50          $19.58         $16.68           N/A
  Accumulation units outstanding
  at the end of period                      690             735             752             764            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(834)

  Accumulation unit value:
    Beginning of period                    $37.69          $33.12          $31.94         $28.12           N/A
    End of period                          $21.72          $37.69          $33.12         $31.94           N/A
  Accumulation units outstanding
  at the end of period                      481             497             513             539            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(834)

  Accumulation unit value:
    Beginning of period                    $14.46          $14.77          $12.67         $12.09           N/A
    End of period                          $8.36           $14.46          $14.77         $12.67           N/A
  Accumulation units outstanding
  at the end of period                     2,616           2,518           2,646           2,685           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.96%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.47          $11.68         $11.78           N/A
    End of period                          $7.40           $13.26          $13.47         $11.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             9,081           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.995%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(825)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.87          $10.11          $9.27           N/A
    End of period                          $7.93           $11.39          $10.87         $10.11           N/A
  Accumulation units outstanding
  at the end of period                      654             726             835            1,100           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(825)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.83          $10.80          $9.14           N/A
    End of period                          $8.10           $15.03          $13.83         $10.80           N/A
  Accumulation units outstanding
  at the end of period                      266             295             339             447            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(825)

  Accumulation unit value:
    Beginning of period                    $11.91          $12.41          $11.57         $11.29           N/A
    End of period                          $8.00           $11.91          $12.41         $11.57           N/A
  Accumulation units outstanding
  at the end of period                      269             298             343             452            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division(825)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $7.45            N/A             N/A             N/A            N/A
    End of period                          $8.41            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,247            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(721)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.39          $12.09         $11.60          $11.30
    End of period                          $8.86           $14.13          $13.39         $12.09          $11.60
  Accumulation units outstanding
  at the end of period                     6,532           6,534           6,535           6,536           774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(838)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.73          $11.69         $11.10           N/A
    End of period                          $9.44           $13.42          $12.73         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     3,717           3,720           3,722           4,595           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(838)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(721)

  Accumulation unit value:
    Beginning of period                    $26.85          $25.13          $22.77         $22.11          $21.50
    End of period                          $14.89          $26.85          $25.13         $22.77          $22.11
  Accumulation units outstanding
  at the end of period                      258             258             258             258            163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(721)

  Accumulation unit value:
    Beginning of period                    $37.48          $32.95          $31.79         $28.70          $27.87
    End of period                          $21.59          $37.48          $32.95         $31.79          $28.70
  Accumulation units outstanding
  at the end of period                      122             124             128             137             63

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                    $14.41          $14.72          $12.64         $12.27          $11.80
    End of period                          $8.32           $14.41          $14.72         $12.64          $12.27
  Accumulation units outstanding
  at the end of period                      466             467             467             468            297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.06%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $15.61          $14.61           N/A             N/A            N/A
    End of period                          $8.94           $15.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,248            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(938)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.22          $11.90         $11.38           N/A
    End of period                          $8.34           $14.27          $13.22         $11.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,383           3,383           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.50          $11.80           N/A             N/A            N/A
    End of period                          $6.39           $13.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,695            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $14.93          $13.70           N/A             N/A            N/A
    End of period                          $8.04           $14.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,321            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.62          $13.35           N/A             N/A            N/A
    End of period                          $14.07          $13.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,333            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.77          $10.46           N/A             N/A            N/A
    End of period                          $6.67           $13.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,698            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity
Division(938)

  Accumulation unit value:
    Beginning of period                    $17.05          $18.05          $16.24         $15.58           N/A
    End of period                          $10.09          $17.05          $18.05         $16.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,473           2,473           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.45           $5.37            N/A             N/A            N/A
    End of period                          $3.19           $5.45            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,854            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $11.07          $10.84           N/A             N/A            N/A
    End of period                          $8.24           $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,044            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(837)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.78          $11.75         $10.85           N/A
    End of period                          $7.62           $13.73          $12.78         $11.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.35          $11.77         $10.93           N/A
    End of period                          $7.89           $13.76          $13.35         $11.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,524           3,524           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(717)

  Accumulation unit value:
    Beginning of period                    $14.04          $13.32          $12.03         $11.54          $11.33
    End of period                          $8.80           $14.04          $13.32         $12.03          $11.54
  Accumulation units outstanding
  at the end of period                       -               -             4,169           4,172          1,168

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(837)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.41          $10.65         $10.26           N/A
    End of period                          $9.10           $11.92          $11.41         $10.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Division(837)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(717)

  Accumulation unit value:
    Beginning of period                    $13.34          $12.66          $11.63         $11.27          $11.08
    End of period                          $9.38           $13.34          $12.66         $11.63          $11.27
  Accumulation units outstanding
  at the end of period                       -               -             1,191           1,193          1,194

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(717)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(927)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.53          $10.39         $10.37           N/A
    End of period                          $10.60          $10.69          $10.53         $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -             1,800             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market
Division(927)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $37.17          $32.70          $31.57         $29.62           N/A
    End of period                          $21.40          $37.17          $32.70         $31.57           N/A
  Accumulation units outstanding
  at the end of period                       -              556            1,300           1,300           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.095%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(714)

  Accumulation unit value:
    Beginning of period                    $14.11          $13.33          $11.89         $11.31          $10.99
    End of period                          $8.32           $14.11          $13.33         $11.89          $11.31
  Accumulation units outstanding
  at the end of period                       -             2,079           1,888            411            189

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(714)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.11%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.43          $11.65         $11.75           N/A
    End of period                          $7.35           $13.20          $13.43         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -             8,849           8,849           8,849           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 3.195%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Global Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Balanced Division(564)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.73          $10.00          $9.37          $8.88
    End of period                          $7.79           $11.22          $10.73         $10.00          $9.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Balanced Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Lazard Small Cap
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(564)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.44          $10.40         $10.54          $10.40
    End of period                          $10.80          $10.76          $10.44         $10.40          $10.54
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Bond Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(564)

  Accumulation unit value:
    Beginning of period                    $18.40          $17.22          $14.15         $12.90          $11.44
    End of period                          $10.17          $18.40          $17.22         $14.15          $12.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM International
Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(564)

  Accumulation unit value:
    Beginning of period                    $14.63          $14.06          $13.23         $12.20          $11.38
    End of period                          $8.84           $14.63          $14.06         $13.23          $12.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(564)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.23          $10.08          $9.97          $9.51
    End of period                          $6.89           $11.41          $11.23         $10.08          $9.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P 500 Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(564)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.27          $12.24         $12.35          $12.11
    End of period                          $12.51          $12.86          $12.27         $12.24          $12.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PIMCO Total Return
Bond Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Small
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Red Rocks Listed
Private Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(730)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.16          $11.91         $11.44          $11.34
    End of period                          $8.68           $13.86          $13.16         $11.91          $11.44
  Accumulation units outstanding
  at the end of period                     1,113           1,518           1,919           2,129          2,239

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Growth
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(564)

  Accumulation unit value:
    Beginning of period                    $22.64          $21.75          $19.76         $19.37          $18.34
    End of period                          $17.38          $22.64          $21.75         $19.76          $19.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Balanced Division(564)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2003            2002
                                            ----            ----

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

    1 - September 16, 1996   66 - March 4, 2002       131 - June 7, 2002
    2 - April 1, 1998        67 - March 5, 2002       132 - June 10, 2002
    3 - April 8, 1998        68 - March 6, 2002       133 - June 11, 2002
    4 - April 9, 1998        69 - March 7, 2002       134 - June 12, 2002
    5 - April 13, 1998       70 - March 8, 2002       135 - June 14, 2002
    6 - April 15, 1998       71 - March 11, 2002      136 - June 17, 2002
    7 - January 21, 1999     72 - March 12, 2002      137 - June 20, 2002
    8 - January 29, 1999     73 - March 13, 2002      138 - June 21, 2002
    9 - February 9, 1999     74 - March 14, 2002      139 - June 24, 2002
   10 - March 22, 1999       75 - March 15, 2002      140 - June 25, 2002
   11 - April 1, 1999        76 - March 18, 2002      141 - June 26, 2002
   12 - April 8, 1999        77 - March 19, 2002      142 - June 27, 2002
   13 - April 9, 1999        78 - March 20, 2002      143 - June 28, 2002
   14 - April 13, 1999       79 - March 21, 2002      144 - July 1, 2002
   15 - April 15, 1999       80 - March 22, 2002      145 - July 2, 2002
   16 - April 22, 1999       81 - March 25, 2002      146 - July 3, 2002
   17 - July 2, 1999         82 - March 26, 2002      147 - July 5, 2002
   18 - August 16, 1999      83 - March 27, 2002      148 - July 8, 2002
   19 - May 1, 2000          84 - March 28, 2002      149 - July 9, 2002
   20 - November 3, 2000     85 - April 1, 2002       150 - July 11, 2002
   21 - November 17, 2000    86 - April 2, 2002       151 - July 12, 2002
   22 - November 27, 2000    87 - April 3, 2002       152 - July 15, 2002
   23 - December 14, 2000    88 - April 4, 2002       153 - July 16, 2002
   24 - December 19, 2000    89 - April 8, 2002       154 - July 18, 2002
   25 - February 12, 2001    90 - April 9, 2002       155 - July 22, 2002
   26 - March 28, 2001       91 - April 10, 2002      156 - July 24, 2002
   27 - May 1, 2001          92 - April 11, 2002      157 - July 25, 2002
   28 - June 7, 2001         93 - April 12, 2002      158 - July 26, 2002
   29 - August 15, 2001      94 - April 15, 2002      159 - July 29, 2002
   30 - October 29, 2001     95 - April 16, 2002      160 - July 30, 2002
   31 - December 14, 2001    96 - April 17, 2002      161 - July 31, 2002
   32 - January 3, 2002      97 - April 18, 2002      162 - August 1, 2002
   33 - January 7, 2002      98 - April 19, 2002      163 - August 5, 2002
   34 - January 10, 2002     99 - April 22, 2002      164 - August 6, 2002
   35 - January 11, 2002    100 - April 23, 2002      165 - August 7, 2002
   36 - January 14, 2002    101 - April 24, 2002      166 - August 8, 2002
   37 - January 15, 2002    102 - April 25, 2002      167 - August 12, 2002
   38 - January 18, 2002    103 - April 26, 2002      168 - August 13, 2002
   39 - January 22, 2002    104 - April 29, 2002      169 - August 14, 2002
   40 - January 23, 2002    105 - April 30, 2002      170 - August 15, 2002
   41 - January 25, 2002    106 - May 1, 2002         171 - August 16, 2002
   42 - January 28, 2002    107 - May 2, 2002         172 - August 19, 2002
   43 - January 29, 2002    108 - May 3, 2002         173 - August 20, 2002
   44 - January 30, 2002    109 - May 6, 2002         174 - August 23, 2002
   45 - January 31, 2002    110 - May 7, 2002         175 - August 26, 2002
   46 - February 1, 2002    111 - May 8, 2002         176 - August 28, 2002
   47 - February 4, 2002    112 - May 9, 2002         177 - August 29, 2002
   48 - February 5, 2002    113 - May 10, 2002        178 - August 30, 2002
   49 - February 6, 2002    114 - May 13, 2002        179 - September 3, 2002
   50 - February 7, 2002    115 - May 14, 2002        180 - September 4, 2002
   51 - February 8, 2002    116 - May 15, 2002        181 - September 5, 2002
   52 - February 11, 2002   117 - May 16, 2002        182 - September 6, 2002
   53 - February 12, 2002   118 - May 17, 2002        183 - September 10, 2002
   54 - February 13, 2002   119 - May 20, 2002        184 - September 11, 2002
   55 - February 14, 2002   120 - May 21, 2002        185 - September 12, 2002
   56 - February 15, 2002   121 - May 23, 2002        186 - September 13, 2002
   57 - February 19, 2002   122 - May 24, 2002        187 - September 16, 2002
   58 - February 20, 2002   123 - May 28, 2002        188 - September 17, 2002
   59 - February 21, 2002   124 - May 29, 2002        189 - September 18, 2002
   60 - February 22, 2002   125 - May 30, 2002        190 - September 19, 2002
   61 - February 25, 2002   126 - May 31, 2002        191 - September 20, 2002
   62 - February 26, 2002   127 - June 3, 2002        192 - September 23, 2002
   63 - February 27, 2002   128 - June 4, 2002        193 - September 24, 2002
   64 - February 28, 2002   129 - June 5, 2002        194 - September 25, 2002
   65 - March 1, 2002       130 - June 6, 2002        195 - September 26, 2002

  196 - September 27, 2002    261 - January 31, 2003   326 - May 12, 2003
  197 - September 30, 2002    262 - February 3, 2003   327 - May 13, 2003
  198 - October 1, 2002       263 - February 4, 2003   328 - May 14, 2003
  199 - October 2, 2002       264 - February 5, 2003   329 - May 15, 2003
  200 - October 3, 2002       265 - February 6, 2003   330 - May 19, 2003
  201 - October 4, 2002       266 - February 7, 2003   331 - May 20, 2003
  202 - October 7, 2002       267 - February 12, 2003  332 - May 21, 2003
  203 - October 8, 2002       268 - February 13, 2003  333 - May 22, 2003
  204 - October 9, 2002       269 - February 14, 2003  334 - May 23, 2003
  205 - October 10, 2002      270 - February 18, 2003  335 - May 27, 2003
  206 - October 11, 2002      271 - February 19, 2003  336 - May 28, 2003
  207 - October 14, 2002      272 - February 20, 2003  337 - May 29, 2003
  208 - October 15, 2002      273 - February 21, 2003  338 - May 30, 2003
  209 - October 17, 2002      274 - February 24, 2003  339 - June 2, 2003
  210 - October 18, 2002      275 - February 25, 2003  340 - June 3, 2003
  211 - October 21, 2002      276 - February 26, 2003  341 - June 4, 2003
  212 - October 22, 2002      277 - February 27, 2003  342 - June 5, 2003
  213 - October 24, 2002      278 - February 28, 2003  343 - June 6, 2003
  214 - October 25, 2002      279 - March 3, 2003      344 - June 9, 2003
  215 - October 28, 2002      280 - March 4, 2003      345 - June 10, 2003
  216 - October 29, 2002      281 - March 5, 2003      346 - June 11, 2003
  217 - October 31, 2002      282 - March 6, 2003      347 - June 12, 2003
  218 - November 1, 2002      283 - March 7, 2003      348 - June 13, 2003
  219 - November 4, 2002      284 - March 10, 2003     349 - June 16, 2003
  220 - November 5, 2002      285 - March 11, 2003     350 - June 17, 2003
  221 - November 6, 2002      286 - March 12, 2003     351 - June 18, 2003
  222 - November 7, 2002      287 - March 13, 2003     352 - June 19, 2003
  223 - November 8, 2002      288 - March 14, 2003     353 - June 20, 2003
  224 - November 12, 2002     289 - March 17, 2003     354 - June 23, 2003
  225 - November 13, 2002     290 - March 18, 2003     355 - June 24, 2003
  226 - November 14, 2002     291 - March 19, 2003     356 - June 25, 2003
  227 - November 15, 2002     292 - March 20, 2003     357 - June 26, 2003
  228 - November 18, 2002     293 - March 21, 2003     358 - June 27, 2003
  229 - November 19, 2002     294 - March 24, 2003     359 - June 30, 2003
  230 - November 20, 2002     295 - March 26, 2003     360 - July 1, 2003
  231 - November 22, 2002     296 - March 27, 2003     361 - July 2, 2003
  232 - November 25, 2002     297 - March 28, 2003     362 - July 3, 2003
  233 - November 26, 2002     298 - March 31, 2003     363 - July 7, 2003
  234 - November 27, 2002     299 - April 1, 2003      364 - July 8, 2003
  235 - November 29, 2002     300 - April 2, 2003      365 - July 9, 2003
  236 - December 2, 2002      301 - April 3, 2003      366 - July 10, 2003
  237 - December 3, 2002      302 - April 4, 2003      367 - July 11, 2003
  238 - December 5, 2002      303 - April 7, 2003      368 - July 14, 2003
  239 - December 6, 2002      304 - April 8, 2003      369 - July 15, 2003
  240 - December 9, 2002      305 - April 9, 2003      370 - July 17, 2003
  241 - December 16, 2002     306 - April 10, 2003     371 - July 18, 2003
  242 - December 17, 2002     307 - April 11, 2003     372 - July 21, 2003
  243 - December 18, 2002     308 - April 14, 2003     373 - July 22, 2003
  244 - December 19, 2002     309 - April 15, 2003     374 - July 23, 2003
  245 - December 23, 2002     310 - April 16, 2003     375 - July 24, 2003
  246 - December 27, 2002     311 - April 17, 2003     376 - July 25, 2003
  247 - December 30, 2002     312 - April 21, 2003     377 - July 28, 2003
  248 - December 31, 2002     313 - April 22, 2003     378 - July 29, 2003
  249 - January 2, 2003       314 - April 23, 2003     379 - July 30, 2003
  250 - January 3, 2003       315 - April 24, 2003     380 - July 31, 2003
  251 - January 6, 2003       316 - April 25, 2003     381 - August 1, 2003
  252 - January 9, 2003       317 - April 28, 2003     382 - August 4, 2003
  253 - January 16, 2003      318 - April 29, 2003     383 - August 5, 2003
  254 - January 17, 2003      319 - April 30, 2003     384 - August 6, 2003
  255 - January 21, 2003      320 - May 1, 2003        385 - August 7, 2003
  256 - January 22, 2003      321 - May 2, 2003        386 - August 8, 2003
  257 - January 24, 2003      322 - May 5, 2003        387 - August 11, 2003
  258 - January 27, 2003      323 - May 6, 2003        388 - August 12, 2003
  259 - January 28, 2003      324 - May 7, 2003        389 - August 13, 2003
  260 - January 30, 2003      325 - May 8, 2003        390 - August 14, 2003

  391 - August 15, 2003      456 - November 17, 2003   521 - February 23, 2004
  392 - August 18, 2003      457 - November 18, 2003   522 - February 24, 2004
  393 - August 19, 2003      458 - November 19, 2003   523 - February 25, 2004
  394 - August 20, 2003      459 - November 20, 2003   524 - February 26, 2004
  395 - August 21, 2003      460 - November 21, 2003   525 - February 27, 2004
  396 - August 22, 2003      461 - November 24, 2003   526 - March 1, 2004
  397 - August 25, 2003      462 - November 25, 2003   527 - March 2, 2004
  398 - August 26, 2003      463 - November 26, 2003   528 - March 3, 2004
  399 - August 27, 2003      464 - November 28, 2003   529 - March 4, 2004
  400 - August 28, 2003      465 - December 1, 2003    530 - March 5, 2004
  401 - August 29, 2003      466 - December 2, 2003    531 - March 8, 2004
  402 - September 2, 2003    467 - December 3, 2003    532 - March 9, 2004
  403 - September 3, 2003    468 - December 4, 2003    533 - March 10, 2004
  404 - September 5, 2003    469 - December 5, 2003    534 - March 11, 2004
  405 - September 8, 2003    470 - December 8, 2003    535 - March 12, 2004
  406 - September 9, 2003    471 - December 9, 2003    536 - March 15, 2004
  407 - September 10, 2003   472 - December 10, 2003   537 - March 16, 2004
  408 - September 11, 2003   473 - December 11, 2003   538 - March 17, 2004
  409 - September 12, 2003   474 - December 12, 2003   539 - March 18, 2004
  410 - September 15, 2003   475 - December 15, 2003   540 - March 19, 2004
  411 - September 16, 2003   476 - December 16, 2003   541 - March 22, 2004
  412 - September 17, 2003   477 - December 17, 2003   542 - March 23, 2004
  413 - September 18, 2003   478 - December 18, 2003   543 - March 24, 2004
  414 - September 19, 2003   479 - December 19, 2003   544 - March 25, 2004
  415 - September 22, 2003   480 - December 22, 2003   545 - March 26, 2004
  416 - September 23, 2003   481 - December 23, 2003   546 - March 29, 2004
  417 - September 24, 2003   482 - December 24, 2003   547 - March 30, 2004
  418 - September 25, 2003   483 - December 26, 2003   548 - March 31, 2004
  419 - September 26, 2003   484 - December 29, 2003   549 - April 1, 2004
  420 - September 29, 2003   485 - December 30, 2003   550 - April 2, 2004
  421 - September 30, 2003   486 - December 31, 2003   551 - April 5, 2004
  422 - October 1, 2003      487 - January 2, 2004     552 - April 6, 2004
  423 - October 2, 2003      488 - January 5, 2004     553 - April 7, 2004
  424 - October 3, 2003      489 - January 6, 2004     554 - April 8, 2004
  425 - October 4, 2003      490 - January 7, 2004     555 - April 12, 2004
  426 - October 6, 2003      491 - January 8, 2004     556 - April 13, 2004
  427 - October 7, 2003      492 - January 9, 2004     557 - April 14, 2004
  428 - October 8, 2003      493 - January 12, 2004    558 - April 15, 2004
  429 - October 9, 2003      494 - January 13, 2004    559 - April 16, 2004
  430 - October 10, 2003     495 - January 14, 2004    560 - April 19, 2004
  431 - October 13, 2003     496 - January 15, 2004    561 - April 20, 2004
  432 - October 14, 2003     497 - January 16, 2004    562 - April 21, 2004
  433 - October 15, 2003     498 - January 20, 2004    563 - April 22, 2004
  434 - October 16, 2003     499 - January 21, 2004    564 - April 23, 2004
  435 - October 17, 2003     500 - January 22, 2004    565 - April 26, 2004
  436 - October 20, 2003     501 - January 23, 2004    566 - April 27, 2004
  437 - October 21, 2003     502 - January 26, 2004    567 - April 28, 2004
  438 - October 22, 2003     503 - January 27, 2004    568 - April 29, 2004
  439 - October 23, 2003     504 - January 28, 2004    569 - April 30, 2004
  440 - October 24, 2003     505 - January 29, 2004    570 - May 3, 2004
  441 - October 27, 2003     506 - January 30, 2004    571 - May 4, 2004
  442 - October 28, 2003     507 - February 2, 2004    572 - May 5, 2004
  443 - October 29, 2003     508 - February 3, 2004    573 - May 6, 2004
  444 - October 30, 2003     509 - February 4, 2004    574 - May 7, 2004
  445 - October 31, 2003     510 - February 5, 2004    575 - May 10, 2004
  446 - November 3, 2003     511 - February 6, 2004    576 - May 11, 2004
  447 - November 4, 2003     512 - February 9, 2004    577 - May 12, 2004
  448 - November 5, 2003     513 - February 10, 2004   578 - May 13, 2004
  449 - November 6, 2003     514 - February 11, 2004   579 - May 14, 2004
  450 - November 7, 2003     515 - February 12, 2004   580 - May 17, 2004
  451 - November 10, 2003    516 - February 13, 2004   581 - May 18, 2004
  452 - November 11, 2003    517 - February 17, 2004   582 - May 19, 2004
  453 - November 12, 2003    518 - February 18, 2004   583 - May 20, 2004
  454 - November 13, 2003    519 - February 19, 2004   584 - May 21, 2004
  455 - November 14, 2003    520 - February 20, 2004   585 - May 24, 2004

  586 - May 25, 2004         651 - August 30, 2004       716 - December 1, 2004
  587 - May 26, 2004         652 - August 31, 2004       717 - December 2, 2004
  588 - May 27, 2004         653 - September 1, 2004     718 - December 3, 2004
  589 - May 28, 2004         654 - September 2, 2004     719 - December 6, 2004
  590 - June 1, 2004         655 - September 3, 2004     720 - December 7, 2004
  591 - June 2, 2004         656 - September 7, 2004     721 - December 8, 2004
  592 - June 3, 2004         657 - September 8, 2004     722 - December 9, 2004
  593 - June 4, 2004         658 - September 9, 2004     723 - December 10, 2004
  594 - June 7, 2004         659 - September 10, 2004    724 - December 13, 2004
  595 - June 8, 2004         660 - September 13, 2004    725 - December 14, 2004
  596 - June 9, 2004         661 - September 14, 2004    726 - December 15, 2004
  597 - June 10, 2004        662 - September 15, 2004    727 - December 16, 2004
  598 - June 14, 2004        663 - September 16, 2004    728 - December 17, 2004
  599 - June 15, 2004        664 - September 17, 2004    729 - December 20, 2004
  600 - June 16, 2004        665 - September 20, 2004    730 - December 21, 2004
  601 - June 17, 2004        666 - September 21, 2004    731 - December 22, 2004
  602 - June 18, 2004        667 - September 22, 2004    732 - December 23, 2004
  603 - June 21, 2004        668 - September 23, 2004    733 - December 27, 2004
  604 - June 22, 2004        669 - September 24, 2004    734 - December 28, 2004
  605 - June 23, 2004        670 - September 27, 2004    735 - December 29, 2004
  606 - June 24, 2004        671 - September 28, 2004    736 - December 30, 2004
  607 - June 25, 2004        672 - September 29, 2004    737 - December 31, 2004
  608 - June 28, 2004        673 - September 30, 2004    738 - January 3, 2005
  609 - June 29, 2004        674 - October 1, 2004       739 - January 4, 2005
  610 - July 1, 2004         675 - October 4, 2004       740 - January 5, 2005
  611 - July 2, 2004         676 - October 5, 2004       741 - January 6, 2005
  612 - July 6, 2004         677 - October 6, 2004       742 - January 7, 2005
  613 - July 7, 2004         678 - October 7, 2004       743 - January 10, 2005
  614 - July 8, 2004         679 - October 8, 2004       744 - January 11, 2005
  615 - July 9, 2004         680 - October 11, 2004      745 - January 12, 2005
  616 - July 12, 2004        681 - October 12, 2004      746 - January 13, 2005
  617 - July 13, 2004        682 - October 13, 2004      747 - January 14, 2005
  618 - July 14, 2004        683 - October 14, 2004      748 - January 18, 2005
  619 - July 15, 2004        684 - October 15, 2004      749 - January 19, 2005
  620 - July 16, 2004        685 - October 18, 2004      750 - January 20, 2005
  621 - July 19, 2004        686 - October 19, 2004      751 - January 21, 2005
  622 - July 20, 2004        687 - October 20, 2004      752 - January 24, 2005
  623 - July 21, 2004        688 - October 21, 2004      753 - January 25, 2005
  624 - July 22, 2004        689 - October 22, 2004      754 - January 26, 2005
  625 - July 23, 2004        690 - October 25, 2004      755 - January 27, 2005
  626 - July 26, 2004        691 - October 26, 2004      756 - January 28, 2005
  627 - July 27, 2004        692 - October 27, 2004      757 - January 31, 2005
  628 - July 28, 2004        693 - October 28, 2004      758 - February 1, 2005
  629 - July 29, 2004        694 - October 29, 2004      759 - February 2, 2005
  630 - July 30, 2004        695 - November 1, 2004      760 - February 3, 2005
  631 - August 2, 2004       696 - November 2, 2004      761 - February 4, 2005
  632 - August 3, 2004       697 - November 3, 2004      762 - February 7, 2005
  633 - August 4, 2004       698 - November 4, 2004      763 - February 8, 2005
  634 - August 5, 2004       699 - November 5, 2004      764 - February 9, 2005
  635 - August 6, 2004       700 - November 8, 2004      765 - February 10, 2005
  636 - August 9, 2004       701 - November 9, 2004      766 - February 11, 2005
  637 - August 10, 2004      702 - November 10, 2004     767 - February 14, 2005
  638 - August 11, 2004      703 - November 11, 2004     768 - February 15, 2005
  639 - August 12, 2004      704 - November 12, 2004     769 - February 16, 2005
  640 - August 13, 2004      705 - November 15, 2004     770 - February 17, 2005
  641 - August 16, 2004      706 - November 16, 2004     771 - February 18, 2005
  642 - August 17, 2004      707 - November 17, 2004     772 - February 22, 2005
  643 - August 18, 2004      708 - November 18, 2004     773 - February 23, 2005
  644 - August 19, 2004      709 - November 19, 2004     774 - February 24, 2005
  645 - August 20, 2004      710 - November 22, 2004     775 - February 25, 2005
  646 - August 23, 2004      711 - November 23, 2004     776 - February 28, 2005
  647 - August 24, 2004      712 - November 24, 2004     777 - March 1, 2005
  648 - August 25, 2004      713 - November 26, 2004     778 - March 2, 2005
  649 - August 26, 2004      714 - November 29, 2004     779 - March 3, 2005
  650 - August 27, 2004      715 - November 30, 2004     780 - March 4, 2005

  781 - March 7, 2005       846 - June 9, 2005         911 - September 13, 2005
  782 - March 8, 2005       847 - June 10, 2005        912 - September 14, 2005
  783 - March 9, 2005       848 - June 13, 2005        913 - September 15, 2005
  784 - March 10, 2005      849 - June 14, 2005        914 - September 16, 2005
  785 - March 11, 2005      850 - June 15, 2005        915 - September 19, 2005
  786 - March 14, 2005      851 - June 16, 2005        916 - September 21, 2005
  787 - March 15, 2005      852 - June 17, 2005        917 - September 22, 2005
  788 - March 16, 2005      853 - June 20, 2005        918 - September 23, 2005
  789 - March 17, 2005      854 - June 21, 2005        919 - September 26, 2005
  790 - March 18, 2005      855 - June 22, 2005        920 - September 27, 2005
  791 - March 21, 2005      856 - June 23, 2005        921 - September 29, 2005
  792 - March 22, 2005      857 - June 24, 2005        922 - September 30, 2005
  793 - March 23, 2005      858 - June 27, 2005        923 - October 3, 2005
  794 - March 24, 2005      859 - June 28, 2005        924 - October 4, 2005
  795 - March 28, 2005      860 - June 29, 2005        925 - October 5, 2005
  796 - March 29, 2005      861 - June 30, 2005        926 - October 6, 2005
  797 - March 30, 2005      862 - July 1, 2005         927 - October 7, 2005
  798 - March 31, 2005      863 - July 5, 2005         928 - October 10, 2005
  799 - April 1, 2005       864 - July 6, 2005         929 - October 11, 2005
  800 - April 4, 2005       865 - July 7, 2005         930 - October 12, 2005
  801 - April 5, 2005       866 - July 8, 2005         931 - October 13, 2005
  802 - April 6, 2005       867 - July 11, 2005        932 - October 14, 2005
  803 - April 7, 2005       868 - July 12, 2005        933 - October 17, 2005
  804 - April 8, 2005       869 - July 13, 2005        934 - October 18, 2005
  805 - April 11, 2005      870 - July 14, 2005        935 - October 19, 2005
  806 - April 12, 2005      871 - July 15, 2005        936 - October 20, 2005
  807 - April 13, 2005      872 - July 18, 2005        937 - October 21, 2005
  808 - April 14, 2005      873 - July 19, 2005        938 - October 24, 2005
  809 - April 15, 2005      874 - July 20, 2005        939 - October 25, 2005
  810 - April 18, 2005      875 - July 21, 2005        940 - October 26, 2005
  811 - April 19, 2005      876 - July 22, 2005        941 - October 27, 2005
  812 - April 20, 2005      877 - July 25, 2005        942 - October 28, 2005
  813 - April 21, 2005      878 - July 26, 2005        943 - October 31, 2005
  814 - April 22, 2005      879 - July 27, 2005        944 - November 1, 2005
  815 - April 25, 2005      880 - July 28, 2005        945 - November 2, 2005
  816 - April 26, 2005      881 - July 29, 2005        946 - November 3, 2005
  817 - April 27, 2005      882 - August 1, 2005       947 - November 4, 2005
  818 - April 28, 2005      883 - August 2, 2005       948 - November 7, 2005
  819 - April 29, 2005      884 - August 3, 2005       949 - November 8, 2005
  820 - May 2, 2005         885 - August 4, 2005       950 - November 9, 2005
  821 - May 3, 2005         886 - August 5, 2005       951 - November 10, 2005
  822 - May 4, 2005         887 - August 8, 2005       952 - November 11, 2005
  823 - May 5, 2005         888 - August 9, 2005       953 - November 14, 2005
  824 - May 6, 2005         889 - August 10, 2005      954 - November 15, 2005
  825 - May 9, 2005         890 - August 11, 2005      955 - November 16, 2005
  826 - May 10, 2005        891 - August 12, 2005      956 - November 17, 2005
  827 - May 11, 2005        892 - August 15, 2005      957 - November 18, 2005
  828 - May 12, 2005        893 - August 16, 2005      958 - November 21, 2005
  829 - May 13, 2005        894 - August 17, 2005      959 - November 22, 2005
  830 - May 16, 2005        895 - August 18, 2005      960 - November 23, 2005
  831 - May 17, 2005        896 - August 19, 2005      961 - November 25, 2005
  832 - May 18, 2005        897 - August 22, 2005      962 - November 28, 2005
  833 - May 19, 2005        898 - August 24, 2005      963 - November 29, 2005
  834 - May 20, 2005        899 - August 25, 2005      964 - November 30, 2005
  835 - May 23, 2005        900 - August 26, 2005      965 - December 1, 2005
  836 - May 24, 2005        901 - August 29, 2005      966 - December 2, 2005
  837 - May 25, 2005        902 - August 30, 2005      967 - December 5, 2005
  838 - May 26, 2005        903 - August 31, 2005      968 - December 6, 2005
  839 - May 27, 2005        904 - September 1, 2005    969 - December 7, 2005
  840 - May 31, 2005        905 - September 2, 2005    970 - December 9, 2005
  841 - June 1, 2005        906 - September 6, 2005    971 - December 12, 2005
  842 - June 2, 2005        907 - September 7, 2005    972 - December 13, 2005
  843 - June 3, 2005        908 - September 8, 2005    973 - December 14, 2005
  844 - June 6, 2005        909 - September 9, 2005    974 - December 16, 2005
  845 - June 8, 2005        910 - September 12, 2005   975 - December 19, 2005

  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006

 1171 - October 9, 2006      1236 - January 22, 2007    1301 - April 25, 2007
 1172 - October 10, 2006     1237 - January 23, 2007    1302 - April 26, 2007
 1173 - October 11, 2006     1238 - January 24, 2007    1303 - April 27, 2007
 1174 - October 12, 2006     1239 - January 25, 2007    1304 - April 30, 2007
 1175 - October 13, 2006     1240 - January 26, 2007    1305 - May 1, 2007
 1176 - October 16, 2006     1241 - January 29, 2007    1306 - May 2, 2007
 1177 - October 17, 2006     1242 - January 30, 2007    1307 - May 3, 2007
 1178 - October 18, 2006     1243 - January 31, 2007    1308 - May 4, 2007
 1179 - October 19, 2006     1244 - February 1, 2007    1309 - May 7, 2007
 1180 - October 20, 2006     1245 - February 2, 2007    1310 - May 8, 2007
 1181 - October 23, 2006     1246 - February 5, 2007    1311 - May 9, 2007
 1182 - October 24, 2006     1247 - February 6, 2007    1312 - May 10, 2007
 1183 - October 25, 2006     1248 - February 7, 2007    1313 - May 11, 2007
 1184 - October 26, 2006     1249 - February 8, 2007    1314 - May 14, 2007
 1185 - October 27, 2006     1250 - February 9, 2007    1315 - May 15, 2007
 1186 - October 31, 2006     1251 - February 12, 2007   1316 - May 16, 2007
 1187 - November 1, 2006     1252 - February 13, 2007   1317 - May 17, 2007
 1188 - November 2, 2006     1253 - February 14, 2007   1318 - May 18, 2007
 1189 - November 3, 2006     1254 - February 15, 2007   1319 - May 21, 2007
 1190 - November 6, 2006     1255 - February 16, 2007   1320 - May 22, 2007
 1191 - November 7, 2006     1256 - February 20, 2007   1321 - May 23, 2007
 1192 - November 8, 2006     1257 - February 21, 2007   1322 - May 24, 2007
 1193 - November 10, 2006    1258 - February 22, 2007   1323 - May 25, 2007
 1194 - November 13, 2006    1259 - February 23, 2007   1324 - May 29, 2007
 1195 - November 14, 2006    1260 - February 26, 2007   1325 - May 30, 2007
 1196 - November 15, 2006    1261 - February 27, 2007   1326 - May 31, 2007
 1197 - November 16, 2006    1262 - February 28, 2007   1327 - June 1, 2007
 1198 - November 17, 2006    1263 - March 1, 2007       1328 - June 4, 2007
 1199 - November 20, 2006    1264 - March 2, 2007       1329 - June 5, 2007
 1200 - November 21, 2006    1265 - March 5, 2007       1330 - June 6, 2007
 1201 - November 22, 2006    1266 - March 6, 2007       1331 - June 7, 2007
 1202 - November 24, 2006    1267 - March 7, 2007       1332 - June 8, 2007
 1203 - November 27, 2006    1268 - March 8, 2007       1333 - June 11, 2007
 1204 - November 28, 2006    1269 - March 9, 2007       1334 - June 12, 2007
 1205 - November 29, 2006    1270 - March 12, 2007      1335 - June 13, 2007
 1206 - November 30, 2006    1271 - March 13, 2007      1336 - June 14, 2007
 1207 - December 1, 2006     1272 - March 14, 2007      1337 - June 15, 2007
 1208 - December 4, 2006     1273 - March 15, 2007      1338 - June 18, 2007
 1209 - December 5, 2006     1274 - March 16, 2007      1339 - June 19, 2007
 1210 - December 6, 2006     1275 - March 19, 2007      1340 - June 20, 2007
 1211 - December 7, 2006     1276 - March 20, 2007      1341 - June 21, 2007
 1212 - December 11, 2006    1277 - March 21, 2007      1342 - June 22, 2007
 1213 - December 12, 2006    1278 - March 22, 2007      1343 - June 25, 2007
 1214 - December 13, 2006    1279 - March 23, 2007      1344 - June 26, 2007
 1215 - December 14, 2006    1280 - March 26, 2007      1345 - June 27, 2007
 1216 - December 18, 2006    1281 - March 27, 2007      1346 - June 28, 2007
 1217 - December 20, 2006    1282 - March 28, 2007      1347 - June 29, 2007
 1218 - December 21, 2006    1283 - March 29, 2007      1348 - July 2, 2007
 1219 - December 22, 2006    1284 - March 30, 2007      1349 - July 3, 2007
 1220 - December 26, 2006    1285 - April 2, 2007       1350 - July 5, 2007
 1221 - December 27, 2006    1286 - April 3, 2007       1351 - July 6, 2007
 1222 - December 28, 2006    1287 - April 4, 2007       1352 - July 9, 2007
 1223 - December 29, 2006    1288 - April 5, 2007       1353 - July 10, 2007
 1224 - January 3, 2007      1289 - April 9, 2007       1354 - July 11, 2007
 1225 - January 4, 2007      1290 - April 10, 2007      1355 - July 12, 2007
 1226 - January 5, 2007      1291 - April 11, 2007      1356 - July 13, 2007
 1227 - January 8, 2007      1292 - April 12, 2007      1357 - July 16, 2007
 1228 - January 9, 2007      1293 - April 13, 2007      1358 - July 17, 2007
 1229 - January 10, 2007     1294 - April 16, 2007      1359 - July 18, 2007
 1230 - January 11, 2007     1295 - April 17, 2007      1360 - July 19, 2007
 1231 - January 12, 2007     1296 - April 18, 2007      1361 - July 20, 2007
 1232 - January 16, 2007     1297 - April 19, 2007      1362 - July 23, 2007
 1233 - January 17, 2007     1298 - April 20, 2007      1363 - July 24, 2007
 1234 - January 18, 2007     1299 - April 23, 2007      1364 - July 25, 2007
 1235 - January 19, 2007     1300 - April 24, 2007      1365 - July 26, 2007

 1366 - July 27, 2007         1431 -October 31, 2007    1735 - February 07, 2008
 1367 - July 30, 2007         1432 -November 1, 2007    1736 - February 08, 2008
 1368 - July 31, 2007         1433 -November 2, 2007    1737 - February 11, 2008
 1369 - August 1, 2007        1434 -November 5, 2007    1738 - February 12, 2008
 1370 - August 2, 2007        1435 -November 6, 2007    1739 - February 13, 2008
 1371 - August 3, 2007        1436 -November 8, 2007    1740 - February 14, 2008
 1372 - August 6, 2007        1437 -November 9, 2007    1741 - February 15, 2008
 1373 - August 7, 2007        1438 -November 12, 2007   1742 - February 19, 2008
 1374 - August 8, 2007        1439 -November 13, 2007   1743 - February 20, 2008
 1375 - August 9, 2007        1440 -November 14, 2007   1744 - February 21, 2008
 1376 - August 10, 2007       1441 -November 15, 2007   1745 - February 22, 2008
 1377 - August 13, 2007       1442 -November 16, 2007   1746 - February 25, 2008
 1378 - August 14, 2007       1443 -November 19, 2007   1747 - February 26, 2008
 1379 - August 15, 2007       1444 -November 20, 2007   1748 - February 27, 2008
 1380 - August 16, 2007       1445 -November 21, 2007   1749 - February 28, 2008
 1381 - August 17, 2007       1446 -November 23, 2007   1750 - February 29, 2008
 1382 - August 20, 2007       1447 -November 26, 2007   1751 - March 03, 2008
 1383 - August 21, 2007       1448 -November 27, 2007   1752 - March 04, 2008
 1384 - August 23, 2007       1449 -November 28, 2007   1753 - March 05, 2008
 1385 - August 24, 2007       1450 -November 30, 2007   1754 - March 06, 2008
 1386 - August 27, 2007       1451 -December 3, 2007    1755 - March 07, 2008
 1387 - August 28, 2007       1452 -December 4, 2007    1756 - March 10, 2008
 1388 - August 29, 2007       1453 -December 5, 2007    1757 - March 11, 2008
 1389 - August 30, 2007       1454 -December 6, 2007    1758 - March 12, 2008
 1390 - August 31, 2007       1455 -December 7, 2007    1759 - March 13, 2008
 1391 - September 4, 2007     1456 -December 10, 2007   1760 - March 14, 2008
 1392 - September 5, 2007     1457 -December 11, 2007   1761 - March 17, 2008
 1393 - September 6, 2007     1458 -December 12, 2007   1762 - March 18, 2008
 1394 - September 7, 2007     1459 -December 13, 2007   1763 - March 19, 2008
 1395 - September 10, 2007    1460 -December 14, 2007   1764 - March 20, 2008
 1396 - September 11, 2007    1461 -December 17, 2007   1765 - March 24, 2008
 1397 - September 12, 2007    1462 -December 18, 2007   1766 - March 25, 2008
 1398 - September 13, 2007    1463 -December 19, 2007   1767 - March 26, 2008
 1399 - September 14, 2007    1464 -December 20, 2007   1768 - March 27, 2008
 1400 - September 17, 2007    1465 -December 21, 2007   1769 - March 28, 2008
 1401 - September 18, 2007    1466 -December 24, 2007   1770 - March 31, 2008
 1402 - September 19, 2007    1467 -December 26, 2007   1771 - April 01, 2008
 1403 - September 20, 2007    1468 -December 27, 2007   1772 - April 02, 2008
 1404 - September 21, 2007    1469 -December 28, 2007   1773 - April 03, 2008
 1405 - September 24, 2007    1470 -December 31, 2007   1774 - April 04, 2008
 1406 - September 25, 2007    1710 -January 02, 2008    1775 - April 07, 2008
 1407 - September 26, 2007    1711 -January 03, 2008    1776 - April 08, 2008
 1408 - September 28, 2007    1712 -January 04, 2008    1777 - April 09, 2008
 1409 - October 1, 2007       1713 -January 07, 2008    1778 - April 10, 2008
 1410 - October 2, 2007       1714 -January 08, 2008    1779 - April 11, 2008
 1411 - October 3, 2007       1715 -January 09, 2008    1780 - April 14, 2008
 1412 - October 4, 2007       1716 -January 10, 2008    1781 - April 15, 2008
 1413 - October 5, 2007       1717 -January 11, 2008    1782 - April 16, 2008
 1414 - October 8, 2007       1718 -January 14, 2008    1783 - April 17, 2008
 1415 - October 9, 2007       1719 -January 15, 2008    1784 - April 18, 2008
 1416 - October 10, 2007      1720 -January 16, 2008    1785 - April 21, 2008
 1417 - October 11, 2007      1721 -January 17, 2008    1786 - April 22, 2008
 1418 - October 12, 2007      1722 -January 18, 2008    1787 - April 23, 2008
 1419 - October 15, 2007      1723 -January 22, 2008    1788 - April 24, 2008
 1420 - October 16, 2007      1724 -January 23, 2008    1789 - April 25, 2008
 1421 - October 17, 2007      1725 -January 24, 2008    1790 - April 28, 2008
 1422 - October 18, 2007      1726 -January 25, 2008    1791 - April 29, 2008
 1423 - October 19, 2007      1727 -January 28, 2008    1792 - April 30, 2008
 1424 - October 22, 2007      1728 -January 29, 2008    1793 - May 01, 2008
 1425 - October 23, 2007      1729 -January 30, 2008    1794 - May 02, 2008
 1426 - October 24, 2007      1730 -January 31, 2008    1795 - May 05, 2008
 1427 - October 25, 2007      1731 -February 01, 2008   1796 - May 06, 2008
 1428 - October 26, 2007      1732 -February 04, 2008   1797 - May 07, 2008
 1429 - October 29, 2007      1733 -February 05, 2008   1798 - May 08, 2008
 1430 - October 30, 2007      1734 -February 06, 2008   1799 - May 09, 2008

  1800 - May 12, 2008        1865 - August 15, 2008     1930 - November 20, 2008
 1801 - May 13, 2008        1866 - August 18, 2008      1931 - November 21, 2008
 1802 - May 14, 2008        1867 - August 19, 2008      1932 - November 24, 2008
 1803 - May 15, 2008        1868 - August 20, 2008      1933 - November 25, 2008
 1804 - May 16, 2008        1869 - August 21, 2008      1934 - November 26, 2008
 1805 - May 19, 2008        1870 - August 22, 2008      1935 - December 01, 2008
 1806 - May 20, 2008        1871 - August 25, 2008      1936 - December 02, 2008
 1807 - May 21, 2008        1872 - August 26, 2008      1937 - December 04, 2008
 1808 - May 22, 2008        1873 - August 28, 2008      1938 - December 05, 2008
 1809 - May 23, 2008        1874 - August 29, 2008      1939 - December 08, 2008
 1810 - May 27, 2008        1875 - September 03, 2008   1940 - December 09, 2008
 1811 - May 28, 2008        1876 - September 04, 2008   1941 - December 10, 2008
 1812 - May 29, 2008        1877 - September 05, 2008   1942 - December 11, 2008
 1813 - May 30, 2008        1878 - September 08, 2008   1943 - December 12, 2008
 1814 - June 02, 2008       1879 - September 10, 2008   1944 - December 15, 2008
 1815 - June 03, 2008       1880 - September 11, 2008   1945 - December 16, 2008
 1816 - June 04, 2008       1881 - September 12, 2008   1946 - December 17, 2008
 1817 - June 05, 2008       1882 - September 15, 2008   1947 - December 19, 2008
 1818 - June 06, 2008       1883 - September 16, 2008   1948 - December 22, 2008
 1819 - June 09, 2008       1884 - September 17, 2008   1949 - December 23, 2008
 1820 - June 10, 2008       1885 - September 18, 2008   1950 - December 24, 2008
 1821 - June 11, 2008       1886 - September 19, 2008   1951 - December 26, 2008
 1822 - June 12, 2008       1887 - September 22, 2008   1952 - December 29, 2008
 1823 - June 13, 2008       1888 - September 23, 2008   1953 - December 31, 2008
 1824 - June 17, 2008       1889 - September 24, 2008
 1825 - June 18, 2008       1890 - September 25, 2008
 1826 - June 19, 2008       1891 - September 26, 2008
 1827 - June 20, 2008       1892 - September 29, 2008
 1828 - June 23, 2008       1893 - September 30, 2008
 1829 - June 24, 2008       1894 - October 01, 2008
 1830 - June 25, 2008       1895 - October 02, 2008
 1831 - June 26, 2008       1896 - October 03, 2008
 1832 - June 27, 2008       1897 - October 06, 2008
 1833 - June 30, 2008       1898 - October 07, 2008
 1834 - July 01, 2008       1899 - October 08, 2008
 1835 - July 02, 2008       1900 - October 09, 2008
 1836 - July 03, 2008       1901 - October 10, 2008
 1837 - July 07, 2008       1902 - October 13, 2008
 1838 - July 08, 2008       1903 - October 14, 2008
 1839 - July 09, 2008       1904 - October 15, 2008
 1840 - July 10, 2008       1905 - October 16, 2008
 1841 - July 11, 2008       1906 - October 17, 2008
 1842 - July 14, 2008       1907 - October 20, 2008
 1843 - July 15, 2008       1908 - October 21, 2008
 1844 - July 16, 2008       1909 - October 22, 2008
 1845 - July 17, 2008       1910 - October 23, 2008
 1846 - July 18, 2008       1911 - October 24, 2008
 1847 - July 21, 2008       1912 - October 27, 2008
 1848 - July 22, 2008       1913 - October 28, 2008
 1849 - July 23, 2008       1914 - October 29, 2008
 1850 - July 24, 2008       1915 - October 30, 2008
 1851 - July 25, 2008       1916 - October 31, 2008
 1852 - July 28, 2008       1917 - November 03, 2008
 1853 - July 29, 2008       1918 - November 04, 2008
 1854 - July 30, 2008       1919 - November 05, 2008
 1855 - July 31, 2008       1920 - November 06, 2008
 1856 - August 01, 2008     1921 - November 07, 2008
 1857 - August 04, 2008     1922 - November 10, 2008
 1858 - August 05, 2008     1923 - November 11, 2008
 1859 - August 06, 2008     1924 - November 12, 2008
 1860 - August 07, 2008     1925 - November 13, 2008
 1861 - August 11, 2008     1926 - November 14, 2008
 1862 - August 12, 2008     1927 - November 17, 2008
 1863 - August 13, 2008     1928 - November 18, 2008
 1864 - August 14, 2008     1929 - November 19, 2008

                            JNLNY Separate Account I

                                     [LOGO]

                              Financial Statements

                               December 31, 2008

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                                             JNL/Capital
                                      JNL/AIM Global       JNL/AIM          JNL/AIM            JNL/AIM      Guardian Global
                                        Real Estate     International      Large Cap          Small Cap         Balanced
                                        Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                      --------------  ----------------  ----------------  ----------------  ---------------
Assets
Investments, at value (a)             $    4,718,482  $      9,437,295  $      5,552,546  $      2,303,250  $     9,625,185
Receivables:
   Investment securities sold                  1,556             3,304             4,683            41,057            2,273
   Sub-account units sold                      1,410             5,351                --             2,618               --
                                      --------------  ----------------  ----------------  ----------------  ---------------
Total assets                               4,721,448         9,445,950         5,557,229         2,346,925        9,627,458
                                      --------------  ----------------  ----------------  ----------------  ---------------
Liabilities
Payables:
   Investment securities purchased             1,410             5,351                --             2,618               --
   Sub-account units redeemed                  1,333             2,859             4,414            40,944            1,830
   Insurance fees due to Jackson
      of New York                                223               445               269               113              443
                                      --------------  ----------------  ----------------  ----------------  ---------------
Total liabilities                              2,966             8,655             4,683            43,675            2,273
                                      --------------  ----------------  ----------------  ----------------  ---------------
Net assets (Note 6)                   $    4,718,482  $      9,437,295  $      5,552,546  $      2,303,250  $     9,625,185
----------------------------------    ==============  ================  ================  ================  ===============

(a)  Investment shares                       814,936         1,371,700           640,432           307,100        1,309,549
     Investments at cost              $    9,033,907  $     16,352,274  $      7,879,153  $      3,763,646  $    13,445,122

                                          JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                        Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                          Diversified     International Small  Growth Equity      Resources        Long/Short
                                      Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                      ------------------  -------------------  -------------  -----------------  -------------
Assets
Investments, at value (a)             $        4,640,956  $           709,095  $   6,681,691  $      17,073,695  $   1,600,997
Receivables:
   Investment securities sold                    143,331                   84          5,609              6,699          2,048
   Sub-account units sold                             --                   --            237              6,870             --
                                      ------------------  -------------------  -------------  -----------------  -------------
Total assets                                   4,784,287              709,179      6,687,537         17,087,264      1,603,045
                                      ------------------  -------------------  -------------  -----------------  -------------
Liabilities
Payables:
   Investment securities purchased                    --                   --            237              6,870             --
   Sub-account units redeemed                    143,104                   52          5,296              5,831          1,975
   Insurance fees due to Jackson
      of New York                                    227                   32            313                868             73
                                      ------------------  -------------------  -------------  -----------------  -------------
Total liabilities                                143,331                   84          5,846             13,569          2,048
                                      ------------------  -------------------  -------------  -----------------  -------------
Net assets (Note 6)                   $        4,640,956  $           709,095  $   6,681,691  $      17,073,695  $   1,600,997
----------------------------------    ==================  ===================  =============  =================  =============

(a)  Investment shares                           302,540              156,188        477,264          2,701,534        262,029
     Investments at cost              $        7,194,051  $         1,123,850  $  10,050,056  $      30,191,439  $   2,337,423

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                         JNL/Franklin
                                       JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                      Core Equity  SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                       Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                      -----------  ---------------  ------------------  -------------  ----------------
Assets
Investments, at value (a)             $ 2,152,334  $     4,285,758  $       26,679,140  $   3,094,223  $     23,603,655
Receivables:
   Investment securities sold                 394            3,095              63,072          1,037            10,131
   Sub-account units sold                     446            6,209                  19             --                --
                                      -----------  ---------------  ------------------  -------------  ----------------
Total assets                            2,153,174        4,295,062          26,742,231      3,095,260        23,613,786
                                      -----------  ---------------  ------------------  -------------  ----------------
Liabilities
Payables:
   Investment securities purchased            446            6,209                  19             --                --
   Sub-account units redeemed                 294            2,897              61,831            898             9,035
   Insurance fees due to Jackson
      of New York                             100              198               1,241            139             1,096
                                      -----------  ---------------  ------------------  -------------  ----------------
Total liabilities                             840            9,304              63,091          1,037            10,131
                                      -----------  ---------------  ------------------  -------------  ----------------
Net assets (Note 6)                   $ 2,152,334  $     4,285,758  $       26,679,140  $   3,094,223  $     23,603,655
----------------------------------    ===========  ===============  ==================  =============  ================

(a)  Investment shares                    433,938          359,543           4,221,383        521,791         3,193,999
     Investments at cost              $ 4,130,306  $     6,925,451  $       40,432,921  $   4,874,128  $     32,284,685

                                                         JNL/Franklin         JNL/         JNL/Goldman         JNL/
                                         JNL/Franklin      Templeton      Goldman Sachs  Sachs Emerging    Goldman Sac
                                      Templeton Mutual     Small Cap        Core Plus     Markets Debt       Mid Cap
                                      Shares Portfolio  Value Portfolio  Bond Portfolio     Portfolio    Value Portfolio
                                      ----------------  ---------------  --------------  --------------  ---------------
Assets
Investments, at value (a)             $      5,576,454  $     2,371,180  $   14,517,997  $       90,216  $     2,680,065
Receivables:
   Investment securities sold                    1,265            2,348          28,025              29              284
   Sub-account units sold                        5,000            6,011              --              --            2,729
                                      ----------------  ---------------  --------------  --------------  ---------------
Total assets                                 5,582,719        2,379,539      14,546,022          90,245        2,683,078
                                      ----------------  ---------------  --------------  --------------  ---------------
Liabilities
Payables:
   Investment securities purchased               5,000            6,011              --              --            2,729
   Sub-account units redeemed                    1,018            2,238          27,327              25              154
   Insurance fees due to Jackson
     of New York                                   247              110             698               4              130
                                      ----------------  ---------------  --------------  --------------  ---------------
Total liabilities                                6,265            8,359          28,025              29            3,013
                                      ----------------  ---------------  --------------  --------------  ---------------
Net assets (Note 6)                   $      5,576,454  $     2,371,180  $   14,517,997  $       90,216  $     2,680,065
----------------------------------    ================  ===============  ==============  ==============  ===============

(a)  Investment shares                         899,428          360,910       1,355,555           9,320          411,684
     Investments at cost              $      8,621,711  $     3,702,381  $   15,678,925  $       87,675  $     4,644,484

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                           JNL/                                         JNL/JPMorgan
                                       Goldman Sachs   JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                      Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                      Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                      --------------  ---------------  -------------  ---------------  ----------------
Assets
Investments, at value (a)             $    3,960,274  $    14,625,643  $   3,832,004  $    14,558,508  $      7,601,713
Receivables:
   Investment securities sold                  1,058            1,444            328           34,737            27,871
   Sub-account units sold                         --            7,475            669               --            24,296
                                      --------------  ---------------  -------------  ---------------  ----------------
Total assets                               3,961,332       14,634,562      3,833,001       14,593,245         7,653,880
                                      --------------  ---------------  -------------  ---------------  ----------------
Liabilities
Payables:
   Investment securities purchased                --            7,475            669               --            24,296
   Sub-account units redeemed                    864              749            160           34,046            27,516
   Insurance fees due to Jackson
      of New York                                194              695            168              691               355
                                      --------------  ---------------  -------------  ---------------  ----------------
Total liabilities                              1,058            8,919            997           34,737            52,167
                                      --------------  ---------------  -------------  ---------------  ----------------
Net assets (Note 6)                   $    3,960,274  $    14,625,643  $   3,832,004  $    14,558,508  $      7,601,713
----------------------------------    ==============  ===============  =============  ===============  ================

(a)  Investment shares                       423,106        2,556,931        343,678        1,188,450         1,292,808
     Investments at cost              $    4,370,750  $    27,761,443  $   6,691,038  $    14,071,642  $     14,474,148

                                         JNL/Lazard        JNL/Lazard        JNL/M&G         JNL/M&G       JNL/MCM
                                           Mid Cap          Small Cap     Global Basics  Global Leaders    10 x 10
                                      Equity Portfolio  Equity Portfolio    Portfolio       Portfolio      Portfolio
                                      ----------------  ----------------  -------------  --------------  ------------
Assets
Investments, at value (a)             $      7,070,361  $      4,441,315  $      22,416  $       37,714  $ 11,357,047
Receivables:
   Investment securities sold                    2,208               634              1          48,353           826
   Sub-account units sold                          445               503             --              --             -
                                      ----------------  ----------------  -------------  --------------  ------------
Total assets                                 7,073,014         4,442,452         22,417          86,067    11,357,873
                                      ----------------  ----------------  -------------  --------------  ------------
Liabilities
Payables:
   Investment securities purchased                 445               503             --              --            --
   Sub-account units redeemed                    1,858               414             --          48,349           323
   Insurance fees due to Jackson
      of New York                                  350               220              1               4           503
                                      ----------------  ----------------  -------------  --------------  ------------
Total liabilities                                2,653             1,137              1          48,353           826
                                      ----------------  ----------------  -------------  --------------  ------------
Net assets (Note 6)                   $      7,070,361  $      4,441,315  $      22,416  $       37,714  $ 11,357,047
----------------------------------    ================  ================  =============  ==============  ============

(a)  Investment shares                       1,036,710           725,705          2,662           4,517     1,834,741
     Investments at cost              $     13,069,428  $      8,188,768  $      20,363  $       34,540  $ 16,687,293

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                       JNL/MCM         JNL/MCM          JNL/MCM          JNL/MCM
                                       JNL/MCM       Bond Index     Communications   Consumer Brands   Dow Dividend
                                     25 Portfolio     Portfolio    Sector Portfolio  Sector Portfolio   Portfolio
                                    --------------  -------------  ----------------  ----------------  ------------
Assets
Investments, at value (a)           $   11,780,750  $  19,682,835  $      1,046,614  $      1,088,255  $  9,597,568
Receivables:
   Investment securities sold               10,785         33,020               308               304         1,215
   Sub-account units sold                    2,652         12,097                --                --         3,779
                                    --------------  -------------  ----------------  ----------------  ------------
Total assets                            11,794,187     19,727,952         1,046,922         1,088,559     9,602,562
                                    --------------  -------------  ----------------  ----------------  ------------
Liabilities
Payables:
   Investment securities purchased           2,652         12,097                --                --         3,779
   Sub-account units redeemed               10,144         32,061               256               253           754
   Insurance fees due to Jackson
      of New York                              641            959                52                51           461
                                    --------------  -------------  ----------------  ----------------  ------------
Total liabilities                           13,437         45,117               308               304         4,994
                                    --------------  -------------  ----------------  ----------------  ------------
Net assets (Note 6)                 $   11,780,750  $  19,682,835  $      1,046,614  $      1,088,255  $  9,597,568
----------------------------------  ==============  =============  ================  ================  ============

(a)  Investment shares                   1,666,301      1,779,642           437,914           177,529     1,780,625
     Investments at cost            $   19,730,944  $  19,604,117  $      1,918,310  $      1,673,206  $ 17,844,609

                                       JNL/MCM
                                       Enhanced        JNL/MCM        JNL/MCM           JNL/MCM          JNL/MCM
                                     S&P 500 Stock   European 30     Financial         Healthcare        Index 5
                                    Index Portfolio   Portfolio   Sector Portfolio  Sector Portfolio    Portfolio
                                    ---------------  -----------  ----------------  ----------------  -------------
Assets
Investments, at value (a)           $     3,601,010  $    23,134  $      3,203,971  $      8,686,259  $   4,148,206
Receivables:
   Investment securities sold                 1,540           13               401             1,150            219
   Sub-account units sold                       673           --            13,068                --             --
                                    ---------------  -----------  ----------------  ----------------  -------------
Total assets                              3,603,223       23,147         3,217,440         8,687,409      4,148,425
                                    ---------------  -----------  ----------------  ----------------  -------------
Liabilities
Payables:
   Investment securities purchased              673           --            13,068                --             --
   Sub-account units redeemed                 1,369           12               244               717             32
   Insurance fees due to Jackson
      of New York                               171            1               157               433            187
                                    ---------------  -----------  ----------------  ----------------  -------------
Total liabilities                             2,213           13            13,469             1,150            219
                                    ---------------  -----------  ----------------  ----------------  -------------
Net assets (Note 6)                 $     3,601,010  $    23,134  $      3,203,971  $      8,686,259  $   4,148,206
----------------------------------  ===============  ===========  ================  ================  =============

(a)  Investment shares                      809,216        2,693           584,666           911,465        607,351
     Investments at cost            $     5,931,834  $    22,493  $      5,650,444  $     11,111,374  $   5,381,952

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                        JNL/MCM          JNL/MCM        JNL/MCM       JNL/MCM         JNL/MCM
                                      International       JNL 5      JNL Optimized   Nasdaq 25   NYSE International
                                     Index Portfolio    Portfolio     5 Portfolio    Portfolio      25 Portfolio
                                     ---------------  -------------  -------------  -----------  ------------------
Assets
Investments, at value (a)            $    22,887,050  $ 219,942,291  $  16,994,534  $ 2,841,431  $        3,076,673
Receivables:
   Investment securities sold                 15,116         75,450         22,243          924                 277
   Sub-account units sold                      6,510        114,632          3,279           27                 225
                                     ---------------  -------------  -------------  -----------  ------------------
Total assets                              22,908,676    220,132,373     17,020,056    2,842,382           3,077,175
                                     ---------------  -------------  -------------  -----------  ------------------
Liabilities
Payables:
   Investment securities purchased             6,510        114,632          3,279           27                 225
   Sub-account units redeemed                 14,008         65,092         21,469          785                 132
   Insurance fees due to Jackson
      of New York                              1,108         10,358            774          139                 145
                                     ---------------  -------------  -------------  -----------  ------------------
Total liabilities                             21,626        190,082         25,522          951                 502
                                     ---------------  -------------  -------------  -----------  ------------------
Net assets (Note 6)                  $    22,887,050  $ 219,942,291  $  16,994,534  $ 2,841,431  $        3,076,673
----------------------------------   ===============  =============  =============  ===========  ==================

(a)  Investment shares                     2,432,205     34,856,148      2,870,698      387,644             546,478
     Investments at cost             $    36,694,469  $ 412,714,683  $  28,720,493  $ 4,514,777  $        5,028,253

                                         JNL/MCM          JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                        Oil & Gas      Pacific Rim 30     S&P 24     S&P 400 MidCap      S&P 500
                                     Sector Portfolio    Portfolio      Portfolio   Index Portfolio  Index Portfolio
                                     ----------------  --------------  -----------  ---------------  ---------------
Assets
Investments, at value (a)            $     13,205,060  $       25,703  $ 6,138,634  $    19,157,243  $    25,662,031
Receivables:
   Investment securities sold                   5,006               1       93,465           15,469           16,545
   Sub-account units sold                       2,728              --           19           17,621           21,163
                                     ----------------  --------------  -----------  ---------------  ---------------
Total assets                               13,212,794          25,704    6,232,118       19,190,333       25,699,739
                                     ----------------  --------------  -----------  ---------------  ---------------
Liabilities
Payables:
   Investment securities purchased              2,728              --           19           17,621           21,163
   Sub-account units redeemed                   4,369              --       93,093           14,508           15,283
   Insurance fees due to Jackson
      of New York                                 637               1          372              961            1,262
                                     ----------------  --------------  -----------  ---------------  ---------------
Total liabilities                               7,734               1       93,484           33,090           37,708
                                     ----------------  --------------  -----------  ---------------  ---------------
Net assets (Note 6)                  $     13,205,060  $       25,703  $ 6,138,634  $    19,157,243  $    25,662,031
----------------------------------   ================  ==============  ===========  ===============  ===============

(a)  Investment shares                        645,724           2,677      834,053        2,344,828        3,403,452
     Investments at cost             $     20,210,227  $       23,376  $ 8,331,969  $    30,945,616  $    36,690,434

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                       JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM
                                       S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                     60 Portfolio      Portfolio     Index Portfolio  Sector Portfolio    Portfolio
                                     ------------  ----------------  ---------------  ----------------  -------------
Assets
Investments, at value (a)            $  4,162,577  $      4,986,017  $    18,450,420  $      2,878,155  $  33,476,159
Receivables:
   Investment securities sold                 854             2,859           12,377               217         84,792
   Sub-account units sold                      19             1,384            4,529                94         14,769
                                     ------------  ----------------  ---------------  ----------------  -------------
Total assets                            4,163,450         4,990,260       18,467,326         2,878,466     33,575,720
                                     ------------  ----------------  ---------------  ----------------  -------------
Liabilities
Payables:
   Investment securities purchased             19             1,384            4,529                94         14,769
   Sub-account units redeemed                 646             2,610           11,468                74         83,187
   Insurance fees due to Jackson
      of New York                             208               249              909               143          1,605
                                     ------------  ----------------  ---------------  ----------------  -------------
Total liabilities                             873             4,243           16,906               311         99,561
                                     ------------  ----------------  ---------------  ----------------  -------------
Net assets (Note 6)                  $  4,162,577  $      4,986,017  $    18,450,420  $      2,878,155  $  33,476,159
----------------------------------   ============  ================  ===============  ================  =============

(a)  Investment shares                    711,552           536,131        2,312,083           730,496      3,553,732
     Investments at cost             $  5,497,738  $     10,140,749  $    29,225,015  $      4,618,689  $  59,229,832

                                                        JNL/
                                                     Oppenheimer      JNL/PAM       JNL/PAM     JNL/PIMCO
                                        JNL/MCM     Global Growth  Asia ex-Japan  China-India  Real Return
                                     VIP Portfolio    Portfolio      Portfolio     Portfolio    Portfolio
                                     -------------  -------------  -------------  -----------  ------------
Assets
Investments, at value (a)            $  10,219,323  $   9,571,361  $     497,397  $ 1,081,015  $ 15,786,402
Receivables:
   Investment securities sold                2,687          1,820            216           65       113,432
   Sub-account units sold                       17            127          4,679        4,948         1,525
                                     -------------  -------------  -------------  -----------  ------------
Total assets                            10,222,027      9,573,308        502,292    1,086,028    15,901,359
                                     -------------  -------------  -------------  -----------  ------------
Liabilities
Payables:
   Investment securities purchased              17            127          4,679        4,948         1,525
   Sub-account units redeemed                2,208          1,363            192           13       112,676
   Insurance fees due to Jackson
      of New York                              479            457             24           52           756
                                     -------------  -------------  -------------  -----------  ------------
Total liabilities                            2,704          1,947          4,895        5,013       114,957
                                     -------------  -------------  -------------  -----------  ------------
Net assets (Note 6)                  $  10,219,323  $   9,571,361  $     497,397  $ 1,081,015  $ 15,786,402
----------------------------------   =============  =============  =============  ===========  ============

(a)  Investment shares                   2,019,629      1,367,337        103,624      255,559     1,563,010
     Investments at cost             $  20,492,553  $  16,140,794  $     802,408  $ 1,659,406  $ 17,793,983


                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                         JNL/          JNL/            JNL/            JNL/
                                       JNL/PIMCO     PPM America   PPM America     PPM America     PPM America
                                      Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                     Bond Portfolio   Portfolio   Bond Portfolio    Portfolio       Portfolio
                                     --------------  -----------  --------------  -------------  ---------------
Assets
Investments, at value (a)            $   39,876,579  $ 1,108,514  $   11,559,578  $     187,942  $       166,325
Receivables:
   Investment securities sold               132,582          112           6,326              9               91
   Sub-account units sold                     5,000           --           5,530             --               --
                                     --------------  -----------  --------------  -------------  ---------------
Total assets                             40,014,161    1,108,626      11,571,434        187,951          166,416
                                     --------------  -----------  --------------  -------------  ---------------
Liabilities
Payables:
   Investment securities purchased            5,000           --           5,530             --               --
   Sub-account units redeemed               130,656           64           5,797             --               84
   Insurance fees due to Jackson
      of New York                             1,926           48             529              9                7
                                     --------------  -----------  --------------  -------------  ---------------
Total liabilities                           137,582          112          11,856              9               91
                                     --------------  -----------  --------------  -------------  ---------------
Net assets (Note 6)                  $   39,876,579  $ 1,108,514  $   11,559,578  $     187,942  $       166,325
----------------------------------   ==============  ===========  ==============  =============  ===============

(a)  Investment shares                    3,602,220       88,966       2,591,834         33,442           26,527
     Investments at cost             $   42,980,948  $ 1,846,412  $   18,113,667  $     277,087  $       252,598

                                         JNL/           JNL/                         JNL/S&P
                                      PPM America  Red Rocks Listed                Competitive      JNL/S&P
                                     Value Equity   Private Equity     JNL/S&P 4    Advantage     Disciplined
                                      Portfolio       Portfolio        Portfolio    Portfolio   Growth Portfolio
                                     ------------  ----------------  ------------  -----------  ----------------
Assets
Investments, at value (a)            $  2,063,378  $        237,787  $  9,166,558  $ 2,163,649  $      1,077,643
Receivables:
   Investment securities sold                 119                18         2,658          337                58
   Sub-account units sold                   1,525                --            --           --                --
                                     ------------  ----------------  ------------  -----------  ----------------
Total assets                            2,065,022           237,805     9,169,216    2,163,986         1,077,701
                                     ------------  ----------------  ------------  -----------  ----------------
Liabilities
Payables:
   Investment securities purchased          1,525                --            --           --                --
   Sub-account units redeemed                  31                 7         2,251          226                11
   Insurance fees due to Jackson
      of New York                              88                11           407          111                47
                                     ------------  ----------------  ------------  -----------  ----------------
Total liabilities                           1,644                18         2,658          337                58
                                     ------------  ----------------  ------------  -----------  ----------------
Net assets (Note 6)                  $  2,063,378  $        237,787  $  9,166,558  $ 2,163,649  $      1,077,643
----------------------------------   ============  ================  ============  ===========  ================

(a)  Investment shares                    272,573            40,235     1,350,008      313,572           170,783
     Investments at cost             $  3,779,744  $        252,246  $ 11,520,397  $ 3,057,562  $      1,512,637


                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                 JNL/S&P           JNL/S&P           JNL/S&P
                                              JNL/S&P          Disciplined     Dividend Income        Growth            JNL/S&P
                                            Disciplined          Moderate          & Growth          Retirement     Intrinsic Value
                                         Moderate Portfolio  Growth Portfolio     Portfolio     Strategy Portfolio     Portfolio
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Assets
Investments, at value (a)                $        2,186,856  $      2,967,089  $     1,233,717  $           66,810  $       213,967
Receivables:
   Investment securities sold                           226               311               54                   2               10
   Sub-account units sold                             7,491            19,122               --                  --               --
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Total assets                                      2,194,573         2,986,522        1,233,771              66,812          213,977
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Liabilities
Payables:
   Investment securities purchased                    7,491            19,122               --                  --               --
   Sub-account units redeemed                           124               177               --                  --               --
   Insurance fees due to Jackson
      of New York                                       102               134               54                   2               10
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Total liabilities                                     7,717            19,433               54                   2               10
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Net assets (Note 6)                      $        2,186,856  $      2,967,089  $     1,233,717            $ 66,810  $       213,967
-------------------------------------    ==================  ================  ===============  ==================  ===============

(a)  Investment shares                              283,272           435,696          175,244              10,326           34,455
     Investments at cost                 $        2,695,431  $      4,069,569  $     1,419,136  $          107,211  $       247,199

                                                          JNL/            JNL/                            JNL/           JNL/
                                                      S&P Managed     S&P Managed       JNL/          S&P Managed    S&P Managed
                                                       Aggressive    Conservative    S&P Managed        Moderate       Moderate
                                                   Growth Portfolio    Portfolio   Growth Portfolio    Portfolio   Growth Portfolio
                                                   ----------------  ------------  ----------------  ------------  ----------------
Assets
Investments, at value (a)                          $     35,527,346  $ 29,567,249  $     63,432,693  $ 43,693,737  $     75,923,881
Receivables:
   Investment securities sold                                 5,648         5,333            41,019         4,706            22,176
   Sub-account units sold                                        --        11,834            36,329            --             5,735
                                                   ----------------  ------------  ----------------  ------------  ----------------
Total assets                                             35,532,994    29,584,416        63,510,041    43,698,443        75,951,792
                                                   ----------------  ------------  ----------------  ------------  ----------------
Liabilities
Payables:
   Investment securities purchased                               --        11,834            36,329            --             5,735
   Sub-account units redeemed                                 3,770         3,951            37,992         2,574            18,492
   Insurance fees due to Jackson
      of New York                                             1,878         1,382             3,027         2,132             3,684
                                                   ----------------  ------------  ----------------  ------------  ----------------
Total liabilities                                             5,648        17,167            77,348         4,706            27,911
                                                   ----------------  ------------  ----------------  ------------  ----------------
Net assets (Note 6)                                $     35,527,346  $ 29,567,249  $     63,432,693  $ 43,693,737  $     75,923,881
------------------------------------               ================  ============  ================  ============  ================
(a)  Investment shares                                    4,234,487     3,162,273         7,989,004     4,871,097         8,637,529
     Investments at cost                           $     51,225,907  $ 34,831,650  $     94,054,592  $ 55,074,195  $    102,362,753

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                               JNL/S&P             JNL/S&P
                                            Moderate Growth        Moderate           JNL/S&P          JNL/S&P          JNL/S&P
                                              Retirement          Retirement      Retirement 2015  Retirement 2020  Retirement 2025
                                          Strategy Portfolio  Strategy Portfolio     Portfolio        Portfolio        Portfolio
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Assets
Investments, at value (a)                 $               --  $               --  $     1,943,404  $       950,508  $       705,332
Receivables:
   Investment securities sold                             --                  --              113               56               45
   Sub-account units sold                                 --                  --               --               --               --
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Total assets                                              --                  --        1,943,517          950,564          705,377
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Liabilities
Payables:
   Investment securities purchased                        --                  --               --               --               --
   Sub-account units redeemed                             --                  --               24               10               13
   Insurance fees due to Jackson
      of New York                                         --                  --               89               46               32
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Total liabilities                                         --                  --              113               56               45
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Net assets (Note 6)                       $               --  $               --  $     1,943,404  $       950,508  $       705,332
------------------------------------      ==================  ==================  ===============  ===============  ===============
(a)  Investment shares                                    --                  --          242,925          124,739           95,315
     Investments at cost                  $               --  $               --  $     2,560,900  $     1,307,511  $       945,321

                                                                   JNL/
                                                              S&P Retirement    JNL/S&P     JNL/Select    JNL/Select       JNL/
                                                                  Income      Total Yield    Balanced    Money Market  Select Value
                                                                Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                              --------------  -----------  ------------  ------------  ------------
Assets
Investments, at value (a)                                     $    3,029,873  $ 4,842,085  $ 15,323,896  $ 34,271,404  $  8,649,391
Receivables:
   Investment securities sold                                          1,135          282         3,271        14,028         1,513
   Sub-account units sold                                                 --           --        47,314       653,201        12,349
                                                              --------------  -----------  ------------  ------------  ------------
Total assets                                                       3,031,008    4,842,367    15,374,481    34,938,633     8,663,253
                                                              --------------  -----------  ------------  ------------  ------------
Liabilities
Payables:
   Investment securities purchased                                        --           --        47,314       653,201        12,349
   Sub-account units redeemed                                          1,000           41         2,557        12,384         1,087
   Insurance fees due to Jackson
      of New York                                                        135          241           714         1,644           426
                                                              --------------  -----------  ------------  ------------  ------------
Total liabilities                                                      1,135          282        50,585       667,229        13,862
                                                              --------------  -----------  ------------  ------------  ------------
Net assets (Note 6)                                           $    3,029,873  $ 4,842,085  $ 15,323,896  $ 34,271,404  $  8,649,391
------------------------------------                          ==============  ===========  ============  ============  ============
(a)  Investment shares                                               336,279      760,139     1,195,312    34,271,404       686,460
     Investments at cost                                      $    3,600,629  $ 7,114,706  $ 19,259,563  $ 34,271,404  $ 11,766,261

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                              JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                          Price Established    Price Mid-Cap    Price Value
                                           Growth Portfolio  Growth Portfolio    Portfolio
                                          -----------------  ----------------  ------------
Assets
Investments, at value (a)                 $      20,911,061  $     20,334,910  $ 17,288,628
Receivables:
   Investment securities sold                        20,054            30,472        14,392
   Sub-account units sold                             8,625             1,920         5,173
                                          -----------------  ----------------  ------------
Total assets                                     20,939,740        20,367,302    17,308,193
                                          -----------------  ----------------  ------------
Liabilities
Payables:
   Investment securities purchased                    8,625             1,920         5,173
   Sub-account units redeemed                        19,128            29,556        13,611
   Insurance fees due to Jackson
      of New York                                       926               916           781
                                          -----------------  ----------------  ------------
Total liabilities                                    28,679            32,392        19,565
                                          -----------------  ----------------  ------------
Net assets (Note 6)                       $      20,911,061  $     20,334,910  $ 17,288,628
------------------------------------      =================  ================  ============
(a)  Investment shares                            1,646,540         1,254,467     2,476,881
     Investments at cost                  $      32,291,585  $     33,898,054  $ 30,296,962

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                              JNL/AIM Global      JNL/AIM           JNL/AIM           JNL/AIM       Guardian Global
                                                Real Estate     International       Large Cap         Small Cap         Balanced
                                                 Portfolio    Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                              --------------  ----------------  ----------------  ----------------  ---------------
Investment income
   Dividends                                  $      132,956  $         58,172  $         10,461  $             --  $       129,845
                                              --------------  ----------------  ----------------  ----------------  ---------------

Expenses
   Insurance charges (Note 3)                        109,898           225,215           126,570            57,730          204,658
                                              --------------  ----------------  ----------------  ----------------  ---------------
Total expenses                                       109,898           225,215           126,570            57,730          204,658
                                              --------------  ----------------  ----------------  ----------------  ---------------
Net investment gain (loss)                            23,058          (167,043)         (116,109)          (57,730)         (74,813)
                                              --------------  ----------------  ----------------  ----------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         1,040,960         2,406,884           347,037           349,839        1,187,878
   Investments                                      (953,001)         (682,933)          (81,489)         (261,477)        (444,786)
Net change in unrealized appreciation
  (depreciation) on investments                   (2,840,660)       (8,328,538)       (3,479,756)       (1,646,005)      (4,607,593)
                                              --------------  ----------------  ----------------  ----------------  ---------------
Net realized and unrealized gain (loss)           (2,752,701)       (6,604,587)       (3,214,208)       (1,557,643)      (3,864,501)
                                              --------------  ----------------  ----------------  ----------------  ---------------

Net increase (decrease) in net assets from
   operations                                 $   (2,729,643) $     (6,771,630) $     (3,330,317) $     (1,615,373) $    (3,939,314)
--------------------------------------------  ==============  ================  ================  ================  ===============

                                           JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                         Guardian Global        Guardian        Guardian U.S.    Global Natural   Credit Suisse
                                           Diversified     International Small  Growth Equity      Resources        Long/Short
                                       Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                       ------------------  -------------------  -------------  -----------------  -------------
Investment income
   Dividends                           $               --  $             1,289  $         236  $          18,549  $          --
                                       ------------------  -------------------  -------------  -----------------  -------------

Expenses
   Insurance charges (Note 3)                     104,751                9,912        146,363            449,940         24,794
                                       ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                    104,751                9,912        146,363            449,940         24,794
                                       ------------------  -------------------  -------------  -----------------  -------------
Net investment gain (loss)                       (104,751)              (8,623)      (146,127)          (431,391)       (24,794)
                                       ------------------  -------------------  -------------  -----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                        --                   --             --          1,061,063        142,527
   Investments                                   (620,259)             (40,270)      (475,500)        (1,463,620)      (138,543)
Net change in unrealized appreciation
   (depreciation) on investments               (2,761,013)            (413,505)    (3,632,907)       (15,160,468)      (740,003)
                                       ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain
   (loss)                                      (3,381,272)            (453,775)    (4,108,407)       (15,563,025)      (736,019)
                                       ------------------  -------------------  -------------  -----------------  -------------

Net increase (decrease) in net assets
   from operations                     $       (3,486,023) $          (462,398) $  (4,254,534) $     (15,994,416) $    (760,813)
-------------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                 JNL/Franklin
                                                JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                               Core Equity  SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                                Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                              ------------  ---------------  ------------------  -------------  ----------------
Investment income
   Dividends                                  $     82,129  $            --  $          467,025  $         625  $         25,395
                                              ------------  ---------------  ------------------  -------------  ----------------

Expenses
   Insurance charges (Note 3)                       57,689           95,895             569,863         69,046           511,014
                                              ------------  ---------------  ------------------  -------------  ----------------
Total expenses                                      57,689           95,895             569,863         69,046           511,014
                                              ------------  ---------------  ------------------  -------------  ----------------
Net investment gain (loss)                          24,440          (95,895)           (102,838)       (68,421)         (485,619)
                                              ------------  ---------------  ------------------  -------------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         842,513          282,831              17,723            294                --
   Investments                                    (461,714)        (512,701)         (2,397,936)      (444,538)       (2,025,352)
Net change in unrealized appreciation
   (depreciation) on investments                (1,942,728)      (2,355,817)        (12,990,072)    (1,571,608)       (7,597,828)
                                              ------------  ---------------  ------------------  -------------  ----------------
Net realized and unrealized gain (loss)         (1,561,929)      (2,585,687)        (15,370,285)    (2,015,852)       (9,623,180)
                                              ------------  ---------------  ------------------  -------------  ----------------

Net increase (decrease) in net assets from
   operations                                 $ (1,537,489) $    (2,681,582) $      (15,473,123) $  (2,084,273) $    (10,108,799)
-------------------------------------------   ============  ===============  ==================  =============  ================

                                                                  JNL/Franklin         JNL/        JNL/Goldman         JNL/
                                                JNL/Franklin       Templeton      Goldman Sachs  Sachs Emerging   Goldman Sachs
                                              Templeton Mutual     Small Cap        Core Plus     Markets Debt       Mid Cap
                                              Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                              ----------------  ---------------  --------------  --------------  ---------------
Investment income
   Dividends                                  $             --  $        28,540  $      614,463  $           --  $        34,926
                                              ----------------  ---------------  --------------  --------------  ---------------

Expenses
   Insurance charges (Note 3)                          112,790           43,444         280,450              89           63,934
                                              ----------------  ---------------  --------------  --------------  ---------------
Total expenses                                         112,790           43,444         280,450              89           63,934
                                              ----------------  ---------------  --------------  --------------  ---------------
Net investment gain (loss)                            (112,790)         (14,904)        334,013             (89)         (29,008)
                                              ----------------  ---------------  --------------  --------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              19,017          250,245         241,298              --          466,088
   Investments                                        (391,103)        (254,866)        (94,974)              3         (353,988)
Net change in unrealized appreciation
   (depreciation) on investments                    (2,822,049)        (985,669)     (1,665,278)          2,541       (1,650,084)
                                              ----------------  ---------------  --------------  --------------  ---------------
Net realized and unrealized gain (loss)             (3,194,135)        (990,290)     (1,518,954)          2,544       (1,537,984)
                                              ----------------  ---------------  --------------  --------------  ---------------

Net increase (decrease) in net assets from
   operations                                 $     (3,306,925) $    (1,005,194) $   (1,184,941) $        2,455  $    (1,566,992)
--------------------------------------------  ================  ===============  ==============  ==============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                        JNL/                                       JNL/JPMorgan
                                                   Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                                  Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                                  Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                                  --------------  ---------------  -------------  ---------------  ----------------
Investment income
   Dividends                                      $      182,014  $       454,949  $          --  $       289,254  $         80,400
                                                  --------------  ---------------  -------------  ---------------  ----------------

Expenses
   Insurance charges (Note 3)                             74,943          373,977         95,263          208,312           204,176
                                                  --------------  ---------------  -------------  ---------------  ----------------
Total expenses                                            74,943          373,977         95,263          208,312           204,176
                                                  --------------  ---------------  -------------  ---------------  ----------------
Net investment gain (loss)                               107,071           80,972        (95,263)          80,942          (123,776)
                                                  --------------  ---------------  -------------  ---------------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                17,619        3,511,399             --               --         1,289,154
   Investments                                           (48,141)      (2,023,006)      (808,164)         158,236          (884,251)
Net change in unrealized appreciation
   (depreciation) on investments                        (419,831)     (13,935,117)    (2,509,991)         348,890        (7,857,730)
                                                  --------------  ---------------  -------------  ---------------  ----------------
Net realized and unrealized gain (loss)                 (450,353)     (12,446,724)    (3,318,155)         507,126        (7,452,827)
                                                  --------------  ---------------  -------------  ---------------  ----------------

Net increase (decrease) in net assets from
   operations                                     $     (343,282) $   (12,365,752) $  (3,413,418) $       588,068  $     (7,576,603)
--------------------------------------------      ==============  ===============  =============  ===============  ================

                                                     JNL/Lazard        JNL/Lazard        JNL/M&G        JNL/M&G         JNL/MCM
                                                      Mid Cap           Small Cap     Global Basics  Global Leaders     10 x 10
                                                  Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)     Portfolio
                                                  ----------------  ----------------  -------------  --------------  ------------
Investment income
   Dividends                                      $        130,039  $             --  $          --  $           59  $    125,564
                                                  ----------------  ----------------  -------------  --------------  ------------

Expenses
   Insurance charges (Note 3)                              181,630           116,210             45              90       194,191
                                                  ----------------  ----------------  -------------  --------------  ------------
Total expenses                                             181,630           116,210             45              90       194,191
                                                  ----------------  ----------------  -------------  --------------  ------------
Net investment gain (loss)                                 (51,591)         (116,210)           (45)            (31)      (68,627)
                                                  ----------------  ----------------  -------------  --------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                  50,142           148,920             --              --       102,291
   Investments                                          (1,278,369)       (1,053,533)             2           4,074      (294,383)
Net change in unrealized appreciation
   (depreciation) on investments                        (3,391,972)       (2,034,045)         2,053           3,174    (5,118,368)
                                                  ----------------  ----------------  -------------  --------------  ------------
Net realized and unrealized gain (loss)                 (4,620,199)       (2,938,658)         2,055           7,248    (5,310,460)
                                                  ----------------  ----------------  -------------  --------------  ------------

Net increase (decrease) in net assets from
   operations                                     $     (4,671,790) $     (3,054,868) $       2,010  $        7,217  $ (5,379,087)
--------------------------------------------      ================  ================  =============  ==============  ============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                 JNL/MCM        JNL/MCM           JNL/MCM         JNL/MCM
                                                    JNL/MCM    Bond Index   Communications    Consumer Brands   Dow Dividend
                                                 25 Portfolio   Portfolio  Sector Portfolio  Sector Portfolio    Portfolio
                                                 ------------  ----------  ----------------  ----------------  -------------
Investment income
   Dividends                                     $    564,950  $  884,610  $         74,697  $          4,035  $      66,050
                                                 ------------  ----------  ----------------  ----------------  -------------

Expenses
   Insurance charges (Note 3)                         236,253     383,539            39,331            18,940        297,367
                                                 ------------  ----------  ----------------  ----------------  -------------
Total expenses                                        236,253     383,539            39,331            18,940        297,367
                                                 ------------  ----------  ----------------  ----------------  -------------
Net investment gain (loss)                            328,697     501,071            35,366           (14,905)      (231,317)
                                                 ------------  ----------  ----------------  ----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          1,473,725          --           249,248           197,252         55,528
   Investments                                     (1,124,971)    140,333          (846,884)          (97,027)    (3,010,820)
Net change in unrealized appreciation
   (depreciation) on investments                   (7,605,192)   (311,872)         (673,195)         (497,986)    (7,125,356)
                                                 ------------  ----------  ----------------  ----------------  -------------
Net realized and unrealized gain (loss)            (7,256,438)   (171,539)       (1,270,831)         (397,761)   (10,080,648)
                                                 ------------  ----------  ----------------  ----------------  -------------

Net increase (decrease) in net assets
   from operations                               $ (6,927,741) $  329,532  $     (1,235,465) $       (412,666) $ (10,311,965)
----------------------------------------------   ============  ==========  ================  ================  =============

                                                     JNL/MCM
                                                     Enhanced        JNL/MCM         JNL/MCM           JNL/MCM         JNL/MCM
                                                  S&P 500 Stock    European 30      Financial        Healthcare        Index 5
                                                 Index Portfolio  Portfolio(a)  Sector Portfolio  Sector Portfolio    Portfolio
                                                 ---------------  ------------  ----------------  ----------------  ------------
Investment income
   Dividends                                     $        70,560  $         69  $         54,770  $         75,250  $     38,035
                                                 ---------------  ------------  ----------------  ----------------  ------------

Expenses
   Insurance charges (Note 3)                             77,785            42            59,841           135,038        47,273
                                                 ---------------  ------------  ----------------  ----------------  ------------
Total expenses                                            77,785            42            59,841           135,038        47,273
                                                 ---------------  ------------  ----------------  ----------------  ------------
Net investment gain (loss)                                (7,225)           27            (5,071)          (59,788)       (9,238)
                                                 ---------------  ------------  ----------------  ----------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               546,194            --           235,785           486,990        50,521
   Investments                                          (800,915)           (3)         (615,576)         (493,174)      (51,345)
Net change in unrealized appreciation
   (depreciation) on investments                      (2,155,719)          641        (1,996,786)       (2,672,896)   (1,199,049)
                                                 ---------------  ------------  ----------------  ----------------  ------------
Net realized and unrealized gain (loss)               (2,410,440)          638        (2,376,577)       (2,679,080)   (1,199,873)
                                                 ---------------  ------------  ----------------  ----------------  ------------

Net increase (decrease) in net assets
   from operations                               $    (2,417,665) $        665  $     (2,381,648) $     (2,738,868) $ (1,209,111)
----------------------------------------------   ===============  ============  ================  ================  ============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                     JNL/MCM         JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                                  International       JNL 5      JNL Optimized    Nasdaq 25   NYSE International
                                                 Index Portfolio    Portfolio     5 Portfolio     Portfolio      25 Portfolio
                                                 ---------------  -------------  -------------  ------------  ------------------
Investment income
   Dividends                                     $       680,684  $   7,113,415  $       3,002  $        945  $              552
                                                 ---------------  -------------  -------------  ------------  ------------------

Expenses
   Insurance charges (Note 3)                            681,009      5,624,434        409,125        62,972              67,369
                                                 ---------------  -------------  -------------  ------------  ------------------
Total expenses                                           681,009      5,624,434        409,125        62,972              67,369
                                                 ---------------  -------------  -------------  ------------  ------------------
Net investment gain (loss)                                  (325)     1,488,981       (406,123)      (62,027)            (66,817)
                                                 ---------------  -------------  -------------  ------------  ------------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               707,594     41,391,661      1,372,957       178,711             229,996
   Investments                                        (2,960,665)   (18,415,123)    (2,236,477)     (302,030)           (445,065)
Net change in unrealized appreciation
   (depreciation) on investments                     (18,514,558)  (197,449,724)   (12,307,119)   (1,829,306)         (2,041,086)
                                                 ---------------  -------------  -------------  ------------  ------------------
Net realized and unrealized gain (loss)              (20,767,629)  (174,473,186)   (13,170,639)   (1,952,625)         (2,256,155)
                                                 ---------------  -------------  -------------  ------------  ------------------

Net increase (decrease) in net assets
   from operations                               $   (20,767,954) $(172,984,205) $ (13,576,762) $ (2,014,652) $       (2,322,972)
-----------------------------------------------  ===============  =============  =============  ============  ==================

                                                      JNL/MCM          JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                                     Oil & Gas     Pacific Rim 30     S&P 24      S&P 400 MidCap      S&P 500
                                                 Sector Portfolio   Portfolio(a)     Portfolio   Index Portfolio  Index Portfolio
                                                 ----------------  --------------  ------------  ---------------  ---------------
Investment income
   Dividends                                     $        114,532  $           --  $         --  $       279,573  $       551,234
                                                 ----------------  --------------  ------------  ---------------  ---------------

Expenses
   Insurance charges (Note 3)                             350,303              79        46,020          465,823          635,659
                                                 ----------------  --------------  ------------  ---------------  ---------------
Total expenses                                            350,303              79        46,020          465,823          635,659
                                                 ----------------  --------------  ------------  ---------------  ---------------
Net investment gain (loss)                               (235,771)            (79)      (46,020)        (186,250)         (84,425)
                                                 ----------------  --------------  ------------  ---------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              1,314,093              --        74,975        1,876,925               --
   Investments                                           (408,407)              2      (174,619)      (1,103,210)        (600,671)
Net change in unrealized appreciation
   (depreciation) on investments                       (9,822,647)          2,327    (2,183,430)     (13,081,429)     (15,525,459)
                                                 ----------------  --------------  ------------  ---------------  ---------------
Net realized and unrealized gain (loss)                (8,916,961)          2,329    (2,283,074)     (12,307,714)     (16,126,130)
                                                 ----------------  --------------  ------------  ---------------  ---------------

Net increase (decrease) in net assets
   from operations                               $     (9,152,732) $        2,250  $ (2,329,094) $   (12,493,964) $   (16,210,555)
-----------------------------------------------  ================  ==============  ============  ===============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                    JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                                                   S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                                 60 Portfolio      Portfolio     Index Portfolio  Sector Portfolio    Portfolio
                                                 ------------  ----------------  ---------------  ----------------  -------------
Investment income
   Dividends                                     $        626  $         22,231  $       313,623  $            682  $     162,346
                                                 ------------  ----------------  ---------------  ----------------  -------------

Expenses
   Insurance charges (Note 3)                          39,600           143,240          411,710            71,031        888,494
                                                 ------------  ----------------  ---------------  ----------------  -------------
Total expenses                                         39,600           143,240          411,710            71,031        888,494
                                                 ------------  ----------------  ---------------  ----------------  -------------
Net investment gain (loss)                            (38,974)         (121,009)         (98,087)          (70,349)      (726,148)
                                                 ------------  ----------------  ---------------  ----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            115,218           846,013        1,353,034           259,386      1,287,532
   Investments                                       (279,364)       (1,139,820)      (1,798,972)         (280,220)    (6,475,196)

Net change in unrealized appreciation
   (depreciation) on investments                   (1,231,137)       (3,166,923)     (10,509,466)       (2,083,506)   (25,524,606)
                                                 ------------  ----------------  ---------------  ----------------  -------------
Net realized and unrealized gain (loss)            (1,395,283)       (3,460,730)     (10,955,404)       (2,104,340)   (30,712,270)
                                                 ------------  ----------------  ---------------  ----------------  -------------

Net increase (decrease) in net assets
   from operations                               $ (1,434,257) $     (3,581,739) $   (11,053,491) $     (2,174,689) $ (31,438,418)
-----------------------------------------------  ============  ================  ===============  ================  =============

                                                                     JNL/
                                                                 Oppenheimer      JNL/PAM        JNL/PAM      JNL/PIMCO
                                                    JNL/MCM     Global Growth  Asia ex-Japan   China-India   Real Return
                                                 VIP Portfolio    Portfolio     Portfolio(a)  Portfolio(a)    Portfolio
                                                 -------------  -------------  -------------  ------------  ------------
Investment income
   Dividends                                     $     218,799  $     184,813  $       9,234  $         --  $    272,082
                                                 -------------  -------------  -------------  ------------  ------------

Expenses
   Insurance charges (Note 3)                          250,665        237,738          7,421        13,257       275,724
                                                 -------------  -------------  -------------  ------------  ------------
Total expenses                                         250,665        237,738          7,421        13,257       275,724
                                                 -------------  -------------  -------------  ------------  ------------
Net investment gain (loss)                             (31,866)       (52,925)         1,813       (13,257)       (3,642)
                                                 -------------  -------------  -------------  ------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           3,612,104      1,713,851             --            --       676,209
   Investments                                        (686,470)      (944,249)      (104,701)     (144,333)     (595,548)
Net change in unrealized appreciation
   (depreciation) on investments                   (10,817,829)    (7,808,170)      (305,012)     (578,391)   (2,169,399)
                                                 -------------  -------------  -------------  ------------  ------------
Net realized and unrealized gain (loss)             (7,892,195)    (7,038,568)      (409,713)     (722,724)   (2,088,738)
                                                 -------------  -------------  -------------  ------------  ------------

Net increase (decrease) in net assets
   from operations                               $  (7,924,061) $  (7,091,493) $    (407,900) $   (735,981) $ (2,092,380)
-----------------------------------------------  =============  =============  =============  ============  ============

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                     JNL/          JNL/            JNL/            JNL/
                                                    JNL/PIMCO    PPM America    PPM America    PPM America     PPM America
                                                  Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                                 Bond Portfolio   Portfolio   Bond Portfolio   Portfolio(a)    Portfolio(a)
                                                 --------------  -----------  --------------  -------------  ---------------
Investment income
   Dividends                                     $    1,760,292  $     2,981  $    1,288,817  $       2,325  $         1,141
                                                 --------------  -----------  --------------  -------------  ---------------

Expenses
   Insurance charges (Note 3)                           713,173       27,144         253,118          2,930            2,806
                                                 --------------  -----------  --------------  -------------  ---------------
Total expenses                                          713,173       27,144         253,118          2,930            2,806
                                                 --------------  -----------  --------------  -------------  ---------------
Net investment gain (loss)                            1,047,119      (24,163)      1,035,699           (605)          (1,665)
                                                 --------------  -----------  --------------  -------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            1,568,078           --              --             --               --
   Investments                                           50,760     (177,554)     (1,430,062)      (112,299)         (82,498)
Net change in unrealized appreciation
   (depreciation) on investments                     (3,422,988)    (696,273)     (4,537,747)       (89,145)         (86,274)
                                                 --------------  -----------  --------------  -------------  ---------------
Net realized and unrealized gain (loss)              (1,804,150)    (873,827)     (5,967,809)      (201,444)        (168,772)
                                                 --------------  -----------  --------------  -------------  ---------------

Net increase (decrease) in net assets
   from operations                               $    (757,031)  $ (897,990)  $   (4,932,110) $    (202,049) $      (170,437)
-----------------------------------------------  ==============  ===========  ==============  =============  ===============

                                                     JNL/            JNL/                        JNL/S&P
                                                  PPM America  Red Rocks Listed                Competitive       JNL/S&P
                                                 Value Equity   Private Equity     JNL/S&P 4    Advantage      Disciplined
                                                   Portfolio     Portfolio(b)      Portfolio    Portfolio   Growth Portfolio
                                                 ------------  ----------------  ------------  -----------  ----------------
Investment income
   Dividends                                     $     80,867  $          1,096  $        383  $    32,090  $         15,461
                                                 ------------  ----------------  ------------  -----------  ----------------

Expenses
   Insurance charges (Note 3)                          53,008               381        86,400       48,789            14,888
                                                 ------------  ----------------  ------------  -----------  ----------------
Total expenses                                         53,008               381        86,400       48,789            14,888
                                                 ------------  ----------------  ------------  -----------  ----------------
Net investment gain (loss)                             27,859               715       (86,017)     (16,699)              573
                                                 ------------  ----------------  ------------  -----------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            412,684                --            --           --             9,457
   Investments                                       (187,718)             (107)     (183,365)     (62,684)          (22,704)
Net change in unrealized appreciation
   (depreciation) on investments                   (2,265,646)          (14,459)   (2,353,070)    (844,231)         (454,553)
                                                 ------------  ----------------  ------------  -----------  ----------------
Net realized and unrealized gain (loss)            (2,040,680)          (14,566)   (2,536,435)    (906,915)         (467,800)
                                                 ------------  ----------------  ------------  -----------  ----------------

Net increase (decrease) in net assets
   from operations                               $ (2,012,821) $        (13,851) $ (2,622,452) $  (923,614) $       (467,227)
-----------------------------------------------  ============  ================  ============  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                 JNL/S&P           JNL/S&P            JNL/S&P
                                             JNL/S&P           Disciplined     Dividend Income        Growth            JNL/S&P
                                           Disciplined          Moderate           & Growth         Retirement      Intrinsic Value
                                       Moderate Portfolio   Growth Portfolio      Portfolio     Strategy Portfolio     Portfolio
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Investment income
   Dividends                           $           23,793   $         36,982   $        31,031  $            6,850  $         2,627
                                       ------------------   ----------------   ---------------  ------------------  ---------------

Expenses
   Insurance charges (Note 3)                      30,276             42,723            10,338               2,387            1,634
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Total expenses                                     30,276             42,723            10,338               2,387            1,634
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Net investment gain (loss)                         (6,483)            (5,741)           20,693               4,463              993
                                       ------------------   ----------------   ---------------  ------------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                    11,109             23,222               620                  52            1,699
   Investments                                    (92,019)          (123,501)          (12,069)            (52,024)           3,020
Net change in unrealized appreciation
   (depreciation) on investments                 (515,378)        (1,110,338)         (184,731)            (28,577)         (33,233)
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Net realized and unrealized gain
   (loss)                                        (596,288)        (1,210,617)         (196,180)            (80,549)         (28,514)
                                       ------------------   ----------------   ---------------  ------------------  ---------------

Net increase (decrease) in net assets
   from operations                     $         (602,771)  $     (1,216,358)  $      (175,487) $          (76,086) $       (27,521)
-------------------------------------  ==================   ================   ===============  ==================  ===============

                                             JNL/             JNL/                               JNL/             JNL/
                                          S&P Managed      S&P Managed         JNL/          S&P Managed       S&P Managed
                                          Aggressive      Conservative      S&P Managed        Moderate         Moderate
                                       Growth Portfolio     Portfolio    Growth Portfolio     Portfolio     Growth Portfolio
                                       ----------------   ------------   ----------------   -------------   ----------------
Investment income
   Dividends                           $        187,001   $  1,174,374   $        475,132   $   1,845,616   $      2,128,781
                                       ----------------   ------------   ----------------   -------------   ----------------

Expenses
   Insurance charges (Note 3)                   990,767        473,640          1,585,584         860,207          1,713,024
                                       ----------------   ------------   ----------------   -------------   ----------------
Total expenses                                  990,767        473,640          1,585,584         860,207          1,713,024
                                       ----------------   ------------   ----------------   -------------   ----------------
Net investment gain (loss)                     (803,766)       700,734         (1,110,452)        985,409            415,757
                                       ----------------   ------------   ----------------   -------------   ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                               2,410,567        443,440          6,602,153       1,082,727          4,018,436
   Investments                                2,060,967       (429,766)        (3,142,866)       (841,710)        (2,584,272)
Net change in unrealized appreciation
   (depreciation) on investments            (27,868,050)    (5,461,486)       (40,847,002)    (13,299,497)       (33,453,549)
                                       ----------------   ------------   ----------------   -------------   ----------------
Net realized and unrealized gain
   (loss)                                   (23,396,516)    (5,447,812)       (37,387,715)    (13,058,480)       (32,019,385)
                                       ----------------   ------------   ----------------   -------------   ----------------

Net increase (decrease) in net assets
   from operations                     $    (24,200,282)  $ (4,747,078)  $    (38,498,167)  $ (12,073,071)  $    (31,603,628)
-------------------------------------  ================   ============   ================   =============   ================

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                               JNL/S&P            JNL/S&P
                                           Moderate Growth        Moderate           JNL/S&P          JNL/S&P           JNL/S&P
                                             Retirement          Retirement      Retirement 2015  Retirement 2020   Retirement 2025
                                         Strategy Portfolio  Strategy Portfolio     Portfolio        Portfolio         Portfolio
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Investment income
   Dividends                             $               --  $               --  $        20,920  $        14,280   $         9,294
                                         ------------------  ------------------  ---------------  ---------------   ---------------

Expenses
   Insurance charges (Note 3)                            --                  --           31,446           19,602            10,828
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Total expenses                                           --                  --           31,446           19,602            10,828
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Net investment gain (loss)                               --                  --          (10,526)          (5,322)           (1,534)
                                         ------------------  ------------------  ---------------  ---------------   ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                          --                  --           45,685           44,085            31,305
   Investments                                           --                  --          (32,827)         (97,840)           (8,928)
Net change in unrealized appreciation
   (depreciation) on investments                         --                  --         (688,727)        (417,775)         (261,891)
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Net realized and unrealized gain (loss)                  --                  --         (675,869)        (471,530)         (239,514)
                                         ------------------  ------------------  ---------------  ---------------   ---------------

Net increase (decrease) in net assets
   from operations                       $               --  $               --  $      (686,395) $      (476,852)  $      (241,048)
---------------------------------------  ==================  ==================  ===============  ===============   ===============

                                               JNL/
                                          S&P Retirement       JNL/S&P        JNL/Select      JNL/Select         JNL/
                                              Income         Total Yield       Balanced      Money Market    Select Value
                                             Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                          --------------    ------------     ------------    ------------    ------------
Investment income
   Dividends                              $       46,206    $     75,039     $    436,704    $    642,772    $      3,534
                                          --------------    ------------     ------------    ------------    ------------

Expenses
   Insurance charges (Note 3)                     60,345          32,874          290,662         540,080         189,858
                                          --------------    ------------     ------------    ------------    ------------
Total expenses                                    60,345          32,874          290,662         540,080         189,858
                                          --------------    ------------     ------------    ------------    ------------
Net investment gain (loss)                       (14,139)         42,165          146,042         102,692        (186,324)
                                          --------------    ------------     ------------    ------------    ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   47,360           1,198          728,443              --         154,478
   Investments                                   (60,803)       (257,752)        (483,962)             --        (927,207)
Net change in unrealized appreciation
   (depreciation) on investments                (739,409)     (2,272,621)      (4,470,538)             --      (3,153,348)
                                          --------------    ------------     ------------    ------------    ------------
Net realized and unrealized gain (loss)         (752,852)     (2,529,175)      (4,226,057)             --      (3,926,077)
                                          --------------    ------------     ------------    ------------    ------------

Net increase (decrease) in net assets
   from operations                        $     (766,991)   $ (2,487,010)    $ (4,080,015)   $    102,692    $ (4,112,401)
---------------------------------------   ==============    ============     ============    ============    ============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                  JNL/T.Rowe          JNL/T.Rowe        JNL/T.Rowe
                                              Price Established      Price Mid-Cap     Price Value
                                               Growth Portfolio    Growth Portfolio     Portfolio
                                              -----------------    ----------------   -------------
Investment income
   Dividends                                  $          25,545    $             --   $     475,043
                                              -----------------    ----------------   -------------

Expenses
   Insurance charges (Note 3)                           488,647             476,692         414,003
                                              -----------------    ----------------   -------------
Total expenses                                          488,647             476,692         414,003
                                              -----------------    ----------------   -------------
Net investment gain (loss)                             (463,102)           (476,692)         61,040
                                              -----------------    ----------------   -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              224,507           2,029,207       2,844,661
   Investments                                         (966,140)         (2,062,458)     (1,291,857)
Net change in unrealized appreciation
   (depreciation) on investments                    (15,010,456)        (14,397,375)    (13,854,548)
                                              -----------------    ----------------   -------------
Net realized and unrealized gain (loss)             (15,752,089)        (14,430,626)    (12,301,744)
                                              -----------------    ----------------   -------------

Net increase (decrease) in net assets
   from operations                            $     (16,215,191)   $    (14,907,318)  $ (12,240,704)
------------------------------------------    =================    ================   =============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                            JNL/AIM Global        JNL/AIM            JNL/AIM           JNL/AIM      Guardian Global
                                              Real Estate      International        Large Cap         Small Cap         Balanced
                                               Portfolio     Growth Portfolio   Growth Portfolio  Growth Portfolio     Portfolio
                                            --------------   ----------------   ----------------  ----------------  ---------------
Operations
   Net investment income (loss)             $       23,058   $       (167,043)  $       (116,109) $        (57,730) $       (74,813)
   Net realized gain (loss) on investments          87,959          1,723,951            265,548            88,362          743,092
   Net change in unrealized appreciation
      (depreciation) on investments             (2,840,660)        (8,328,538)        (3,479,756)       (1,646,005)      (4,607,593)
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                              (2,729,643)        (6,771,630)        (3,330,317)       (1,615,373)      (3,939,314)
                                            --------------   ----------------   ----------------  ----------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)                    1,277,933          1,663,766          1,820,176           490,642        2,831,116
   Surrenders and terminations                    (413,474)          (943,943)          (530,531)         (448,047)      (1,469,192)
   Transfers between portfolios                   (257,966)         1,117,160            199,842           (42,029)        (331,943)
   Net annuitization transactions                       --                 --                 --                --               --
   Policyholder charges (Note 3)                    (8,309)           (15,360)           (10,136)          (12,365)         (19,071)
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                           598,184          1,821,623          1,479,351           (11,799)       1,010,910
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets           (2,131,459)        (4,950,007)        (1,850,966)       (1,627,172)      (2,928,404)

Net assets beginning of period                   6,849,941         14,387,302          7,403,512         3,930,422       12,553,589
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net assets end of period                    $    4,718,482   $      9,437,295   $      5,552,546  $      2,303,250  $     9,625,185
------------------------------------------  ==============   ================   ================  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             529,758            815,776            535,381           257,777          990,069

      Units Issued                                 296,207            402,804            291,856            88,118          445,909
      Units Redeemed                              (249,087)          (312,355)          (176,925)          (92,104)        (359,313)
                                            --------------   ----------------   ----------------  ----------------  ---------------
Units Outstanding at December 31, 2008             576,878            906,225            650,312           253,791        1,076,665
                                            ==============   ================   ================  ================  ===============

                                              JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                            Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                              Diversified     International Small  Growth Equity      Resources        Long/Short
                                          Research Portfolio     Cap Portfolio       Portfolio        Portfolio         Portfolio
                                          ------------------  -------------------  -------------  -----------------  --------------
Operations
   Net investment income (loss)           $         (104,751) $            (8,623) $    (146,127) $        (431,391) $      (24,794)
   Net realized gain (loss) on
      investments                                   (620,259)             (40,270)      (475,500)          (402,557)          3,984
   Net change in unrealized appreciation
      (depreciation) on investments               (2,761,013)            (413,505)    (3,632,907)       (15,160,468)       (740,003)
                                          ------------------  -------------------  -------------  -----------------  --------------
Net increase (decrease) in net assets
   from operations                                (3,486,023)            (462,398)    (4,254,534)       (15,994,416)       (760,813)
                                          ------------------  -------------------  -------------  -----------------  --------------

Contract transactions (1)
   Purchase payments (Note 4)                      2,343,194              958,884      1,996,714          5,545,521         440,552
   Surrenders and terminations                      (744,655)             (12,841)    (1,317,560)        (1,303,273)       (119,447)
   Transfers between portfolios                      746,164               70,604        870,137          6,688,317       1,524,707
   Net annuitization transactions                         --                   --             --                 --              --
   Policyholder charges (Note 3)                      (5,065)                 (17)       (12,410)           (19,764)         (1,671)
                                          ------------------  -------------------  -------------  -----------------  --------------
Net increase (decrease) in net assets
   from contract transactions                      2,339,638            1,016,630      1,536,881         10,910,801       1,844,141
                                          ------------------  -------------------  -------------  -----------------  --------------
Net increase (decrease) in net assets             (1,146,385)             554,232     (2,717,653)        (5,083,615)      1,083,328

Net assets beginning of period                     5,787,341              154,863      9,399,344         22,157,310         517,669
                                          ------------------  -------------------  -------------  -----------------  --------------
Net assets end of period                  $        4,640,956  $           709,095  $   6,681,691  $      17,073,695  $    1,600,997
----------------------------------------- ==================  ===================  =============  =================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               299,045               15,713        536,619          1,622,486          48,508

      Units Issued                                   203,109              177,093        207,349          2,953,969         272,220
      Units Redeemed                                (154,803)             (34,148)      (186,889)        (1,964,865)        (76,048)
                                          ------------------  -------------------  -------------  -----------------  --------------
Units Outstanding at December 31, 2008               347,351              158,658        557,079          2,611,590         244,680
                                          ==================  ===================  =============  =================  ==============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                    JNL/Franklin
                                               JNL/Eagle       JNL/Eagle         JNL/Franklin         Templeton      JNL/Franklin
                                              Core Equity   SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                               Portfolio       Portfolio      Strategy Portfolio     Portfolio     Income Portfolio
                                             ------------   ---------------   ------------------   -------------   ----------------
Operations
   Net investment income (loss)              $     24,440   $       (95,895)  $         (102,838)  $     (68,421)  $       (485,619)
   Net realized gain (loss) on investments        380,799          (229,870)          (2,380,213)       (444,244)        (2,025,352)
   Net change in unrealized appreciation
      (depreciation) on investments            (1,942,728)       (2,355,817)         (12,990,072)     (1,571,608)        (7,597,828)
                                             ------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets
   from operations                             (1,537,489)       (2,681,582)         (15,473,123)     (2,084,273)       (10,108,799)
                                             ------------   ---------------   ------------------   -------------   ----------------

Contract transactions (1)
   Purchase payments (Note 4)                     170,800         1,336,333           10,404,707       2,166,874          6,483,228
   Surrenders and terminations                   (501,103)         (497,626)          (1,704,418)       (366,449)        (2,011,959)
   Transfers between portfolios                   (66,326)         (606,054)          (3,017,429)     (1,354,459)         1,199,617
   Net annuitization transactions                  (4,128)           (8,286)                  --              --                 --
   Policyholder charges (Note 3)                   (3,648)           (4,473)             (37,784)         (7,258)           (34,148)
                                             ------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets from
   contract transactions                         (404,405)          219,894            5,645,076         438,708          5,636,738
                                             ------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets          (1,941,894)       (2,461,688)          (9,828,047)     (1,645,565)        (4,472,061)
Net assets beginning of period                  4,094,228         6,747,446           36,507,187       4,739,788         28,075,716
                                             ------------   ---------------   ------------------   -------------   ----------------
Net assets end of period                     $  2,152,334   $     4,285,758   $       26,679,140   $   3,094,223   $     23,603,655
------------------------------------------   ============   ===============   ==================   =============   ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            285,817           296,114            3,677,629         479,305          2,585,654

      Units Issued                                 32,499           109,207            2,008,111         328,649          3,088,839
      Units Redeemed                              (83,525)         (106,510)          (1,405,597)       (273,224)        (2,530,645)
                                             ------------   ---------------   ------------------   -------------   ----------------
Units Outstanding at December 31, 2008            234,791           298,811            4,280,143         534,730          3,143,848
                                             ============   ===============   ==================   =============   ================

                                                                 JNL/Franklin          JNL/          JNL/Goldman         JNL/
                                               JNL/Franklin       Templeton       Goldman Sachs    Sachs Emerging   Goldman Sachs
                                             Templeton Mutual      Small Cap        Core Plus       Markets Debt       Mid Cap
                                             Shares Portfolio   Value Portfolio   Bond Portfolio    Portfolio(a)    Value Portfolio
                                             ----------------   ---------------   --------------   --------------   ---------------
Operations
   Net investment income (loss)              $       (112,790)  $       (14,904)  $      334,013   $          (89)  $       (29,008)
   Net realized gain (loss) on investments           (372,086)           (4,621)         146,324                3           112,100
   Net change in unrealized appreciation
      (depreciation) on investments                (2,822,049)         (985,669)      (1,665,278)           2,541        (1,650,084)
                                             ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets
   from operations                                 (3,306,925)       (1,005,194)      (1,184,941)           2,455        (1,566,992)
                                             ----------------   ---------------   --------------   --------------   ---------------

Contract transactions (1)
   Purchase payments (Note 4)                       2,497,571           969,338        2,652,197           66,782           738,860
   Surrenders and terminations                       (506,597)         (160,732)        (916,016)             (44)         (284,257)
   Transfers between portfolios                      (312,144)         (234,192)      (1,421,425)          21,023          (411,455)
   Net annuitization transactions                      50,000                --               --               --                --
   Policyholder charges (Note 3)                       (6,874)           (3,629)         (11,220)              --            (5,154)
                                             ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets from
   contract transactions                            1,721,956           570,785          303,536           87,761            37,994
                                             ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets              (1,584,969)         (434,409)        (881,405)          90,216        (1,528,998)
Net assets beginning of period                      7,161,423         2,805,589       15,399,402               --         4,209,063
                                             ----------------   ---------------   --------------   --------------   ---------------
Net assets end of period                     $      5,576,454   $     2,371,180   $   14,517,997   $       90,216   $     2,680,065
------------------------------------------   ================   ===============   ==============   ==============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                726,143           241,912          826,844               --           326,690

      Units Issued                                    420,447           169,680          231,573            9,361           143,263
      Units Redeemed                                 (221,482)         (101,610)        (233,687)              (5)         (139,217)
                                             ----------------   ---------------   --------------   --------------   ---------------
Units Outstanding at December 31, 2008                925,108           309,982          824,730            9,356           330,736
                                             ================   ===============   ==============   ==============   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/                                            JNL/JPMorgan
                                              Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                             Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                             Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                             --------------   ---------------   -------------   ---------------   ----------------
Operations
   Net investment income (loss)              $      107,071   $        80,972   $     (95,263)  $        80,942   $       (123,776)
   Net realized gain (loss) on investments          (30,522)        1,488,393        (808,164)          158,236            404,903
   Net change in unrealized appreciation
      (depreciation) on investments                (419,831)      (13,935,117)     (2,509,991)          348,890         (7,857,730)
                                             --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets
   from operations                                 (343,282)      (12,365,752)     (3,413,418)          588,068         (7,576,603)
                                             --------------   ---------------   -------------   ---------------   ----------------

Contract transactions (1)
   Purchase payments (Note 4)                       802,983         2,752,524         636,307         1,682,880          3,332,738
   Surrenders and terminations                     (382,132)       (1,273,865)       (983,199)       (1,462,498)          (655,839)
   Transfers between portfolios                     273,510        (3,421,637)       (303,941)        3,788,866          2,456,282
   Net annuitization transactions                        --                --              --                --                 --
   Policyholder charges (Note 3)                     (1,845)          (23,258)        (10,422)          (19,741)           (17,301)
                                             --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets from
   contract transactions                            692,516        (1,966,236)       (661,255)        3,989,507          5,115,880
                                             --------------   ---------------   -------------   ---------------   ----------------

Net increase (decrease) in net assets               349,234       (14,331,988)     (4,074,673)        4,577,575         (2,460,723)

Net assets beginning of period                    3,611,040        28,957,631       7,906,677         9,980,933         10,062,436
                                             --------------   ---------------   -------------   ---------------   ----------------
Net assets end of period                     $    3,960,274   $    14,625,643   $   3,832,004   $    14,558,508   $      7,601,713
------------------------------------------   ==============   ===============   =============   ===============   ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007              344,371         1,675,181         486,325           659,095            715,381

      Units Issued                                  224,924           523,592         105,518           617,880            784,798
      Units Redeemed                               (160,445)         (638,687)       (194,484)         (381,027)          (400,663)
                                             --------------   ---------------   -------------   ---------------   ----------------
Units Outstanding at December 31, 2008              408,850         1,560,086         397,359           895,948          1,099,516
                                             ==============   ===============   =============   ===============   ================

                                                JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G          JNL/MCM
                                                  Mid Cap           Small Cap      Global Basics   Global Leaders      10 x 10
                                             Equity Portfolio   Equity Portfolio    Portfolio(a)    Portfolio(a)      Portfolio
                                             ----------------   ----------------   -------------   --------------   ------------
Operations
   Net investment income (loss)              $        (51,591)  $       (116,210)  $         (45)  $          (31)  $    (68,627)
   Net realized gain (loss) on investments         (1,228,227)          (904,613)              2            4,074       (192,092)
   Net change in unrealized appreciation
      (depreciation) on investments                (3,391,972)        (2,034,045)          2,053            3,174     (5,118,368)
                                             ----------------   ----------------   -------------   --------------   ------------
Net increase (decrease) in net assets
   from operations                                 (4,671,790)        (3,054,868)          2,010            7,217     (5,379,087)
                                             ----------------   ----------------   -------------   --------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                         898,353            444,064          20,425           25,591      7,240,949
   Surrenders and terminations                       (912,560)          (627,489)            (18)             (46)      (518,382)
   Transfers between portfolios                      (496,398)          (263,131)             (1)           4,952      3,267,313
   Net annuitization transactions                          --                 --              --               --             --
   Policyholder charges (Note 3)                      (15,464)           (13,983)             --               --         (5,071)
                                             ----------------   ----------------   -------------   --------------   ------------
Net increase (decrease) in net assets from
   contract transactions                             (526,069)          (460,539)         20,406           30,497      9,984,809
                                             ----------------   ----------------   -------------   --------------   ------------

Net increase (decrease) in net assets              (5,197,859)        (3,515,407)         22,416           37,714      4,605,722

Net assets beginning of period                     12,268,220          7,956,722              --               --      6,751,325
                                             ----------------   ----------------   -------------   --------------   ------------
Net assets end of period                     $      7,070,361   $      4,441,315   $      22,416   $       37,714   $ 11,357,047
------------------------------------------   ================   ================   =============   ==============   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                647,715            521,559              --               --        688,588

      Units Issued                                    146,085            141,301           2,675           10,343      1,300,461
      Units Redeemed                                 (174,512)          (181,574)             (2)          (5,812)      (143,832)
                                             ----------------   ----------------   -------------   --------------   ------------
Units Outstanding at December 31, 2008                619,288            481,286           2,673            4,531      1,845,217
                                             ================   ================   =============   ==============   ============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                               JNL/MCM         JNL/MCM            JNL/MCM          JNL/MCM
                                                JNL/MCM      Bond Index     Communications     Consumer Brands   Dow Dividend
                                             25 Portfolio     Portfolio    Sector Portfolio   Sector Portfolio    Portfolio
                                             ------------   ------------   ----------------   ----------------   ------------
Operations
   Net investment income (loss)              $    328,697   $    501,071   $         35,366   $        (14,905)  $   (231,317)
   Net realized gain (loss) on investments        348,754        140,333           (597,636)           100,225     (2,955,292)
   Net change in unrealized appreciation
      (depreciation) on investments            (7,605,192)      (311,872)          (673,195)          (497,986)    (7,125,356)
                                             ------------   ------------   ----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                             (6,927,741)       329,532         (1,235,465)          (412,666)   (10,311,965)
                                             ------------   ------------   ----------------   ----------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                     875,303      2,437,230            202,021            269,771      2,252,811
   Surrenders and terminations                 (1,073,081)    (1,684,546)          (161,130)           (37,849)      (793,322)
   Transfers between portfolios                 4,846,101     (2,528,765)        (1,877,980)           227,065     (1,219,918)
   Net annuitization transactions                      --             --                 --                 --             --
   Policyholder charges (Note 3)                  (17,575)       (17,143)            (1,846)              (437)       (11,762)
                                             ------------   ------------   ----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                        4,630,748     (1,793,224)        (1,838,935)           458,550        227,809
                                             ------------   ------------   ----------------   ----------------   ------------

Net increase (decrease) in net assets          (2,296,993)    (1,463,692)        (3,074,400)            45,884    (10,084,156)

Net assets beginning of period                 14,077,743     21,146,527          4,121,014          1,042,371     19,681,724
                                             ------------   ------------   ----------------   ----------------   ------------
Net assets end of period                     $ 11,780,750   $ 19,682,835   $      1,046,614   $      1,088,255   $  9,597,568
------------------------------------------   ============   ============   ================   ================   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007          1,205,832      1,814,150            656,403            100,483      1,889,576

      Units Issued                                898,640        353,963            334,752            106,835      2,136,640
      Units Redeemed                             (497,929)      (516,122)          (706,315)           (52,102)    (2,175,702)
                                             ------------   ------------   ----------------   ----------------   ------------
Units Outstanding at December 31, 2008          1,606,543      1,651,991            284,840            155,216      1,850,514
                                             ============   ============   ================   ================   ============

                                                 JNL/MCM
                                                 Enhanced         JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM
                                              S&P 500 Stock     European 30       Financial         Healthcare        Index 5
                                             Index Portfolio   Portfolio(a)   Sector Portfolio   Sector Portfolio    Portfolio
                                             ---------------   ------------   ----------------   ----------------   -----------
Operations
   Net investment income (loss)              $        (7,225)  $         27   $         (5,071)  $        (59,788)  $    (9,238)
   Net realized gain (loss) on investments          (254,721)            (3)          (379,791)            (6,184)         (824)
   Net change in unrealized appreciation
      (depreciation) on investments               (2,155,719)           641         (1,996,786)        (2,672,896)   (1,199,049)
                                             ---------------   ------------   ----------------   ----------------   -----------
Net increase (decrease) in net assets
   from operations                                (2,417,665)           665         (2,381,648)        (2,738,868)   (1,209,111)
                                             ---------------   ------------   ----------------   ----------------   -----------

Contract transactions (1)
   Purchase payments (Note 4)                        545,201         19,972          1,737,426          1,444,171     3,337,531
   Surrenders and terminations                      (382,975)           (16)          (184,105)          (612,355)      (53,108)
   Transfers between portfolios                    1,257,360          2,513          1,085,907          4,498,735        91,562
   Net annuitization transactions                         --             --                 --                 --            --
   Policyholder charges (Note 3)                      (3,778)            --             (3,819)           (12,218)         (496)
                                             ---------------   ------------   ----------------   ----------------   -----------
Net increase (decrease) in net assets from
   contract transactions                           1,415,808         22,469          2,635,409          5,318,333     3,375,489
                                             ---------------   ------------   ----------------   ----------------   -----------
Net increase (decrease) in net assets             (1,001,857)        23,134            253,761          2,579,465     2,166,378

Net assets beginning of period                     4,602,867             --          2,950,210          6,106,794     1,981,828
                                             ---------------   ------------   ----------------   ----------------   -----------
Net assets end of period                     $     3,601,010   $     23,134   $      3,203,971   $      8,686,259   $ 4,148,206
------------------------------------------   ===============   ============   ================   ================   ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2007               465,249             --            254,628            500,013       200,503

      Units Issued                                   620,185          2,696            490,949            824,245       441,502
      Units Redeemed                                (491,937)            (2)          (179,855)          (387,065)      (33,948)
                                             ---------------   ------------   ----------------   ----------------   -----------
Units Outstanding at December 31, 2008               593,497          2,694            565,722            937,193       608,057
                                             ===============   ============   ================   ================   ===========

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                        JNL/MCM         JNL/MCM       JNL/MCM        JNL/MCM           JNL/MCM
                                     International       JNL 5     JNL Optimized    Nasdaq 25    NYSE International
                                    Index Portfolio    Portfolio    5 Portfolio     Portfolio       25 Portfolio
                                    ---------------  ------------  -------------  -------------  ------------------
Operations
   Net investment income (loss)     $          (325) $  1,488,981  $    (406,123) $     (62,027) $          (66,817)
   Net realized gain (loss)
      on investments                     (2,253,071)   22,976,538       (863,520)      (123,319)           (215,069)
   Net change in unrealized
      appreciation (depreciation)
      on investments                    (18,514,558) (197,449,724)   (12,307,119)    (1,829,306)         (2,041,086)
                                    ---------------  ------------  -------------  -------------  ------------------
Net increase (decrease) in net
      assets from operations            (20,767,954) (172,984,205)   (13,576,762)    (2,014,652)         (2,322,972)
                                    ---------------  ------------  -------------  -------------  ------------------

Contract transactions (1)
   Purchase payments (Note 4)             3,827,207    41,447,656     10,808,858        609,912           1,525,524
   Surrenders and terminations           (2,936,043)  (17,542,353)    (1,386,503)      (207,413)           (201,818)
   Transfers between portfolios            (444,131)  (41,825,936)    (2,760,959)      (474,668)             42,928
   Net annuitization transactions                --            --             --             --                  --
   Policyholder charges (Note 3)            (31,553)     (353,689)       (24,882)        (4,185)             (2,767)
                                    ---------------  ------------  -------------  -------------  ------------------
Net increase (decrease) in net
   assets from contract
   transactions                             415,480   (18,274,322)     6,636,514        (76,354)          1,363,867
                                    ---------------  ------------  -------------  -------------  ------------------
Net increase (decrease) in net
   assets                               (20,352,474) (191,258,527)    (6,940,248)    (2,091,006)           (959,105)
Net assets beginning of period           43,239,524   411,200,818     23,934,782      4,932,437           4,035,778
                                    ---------------  ------------  -------------  -------------  ------------------
Net assets end of period            $    22,887,050  $219,942,291  $  16,994,534  $   2,841,431  $        3,076,673
----------------------------------  ===============  ============  =============  =============  ==================

1 Contract unit transactions
Units Outstanding at
   December 31, 2007                      2,147,185    29,804,544      2,003,921        390,101             349,652

      Units Issued                        1,259,415     5,742,417      2,544,603        211,156             435,640
      Units Redeemed                     (1,377,001)   (7,339,505)    (1,870,824)      (210,461)           (283,920)
                                    ---------------  ------------  -------------  -------------  ------------------
Units Outstanding at
   December 31, 2008                      2,029,599    28,207,456      2,677,700        390,796             501,372
                                    ===============  ============  =============  =============  ==================

                                         JNL/MCM          JNL/MCM        JNL/MCM          JNL/MCM          JNL/MCM
                                        Oil & Gas     Pacific Rim 30      S&P 24      S&P 400 MidCap       S&P 500
                                    Sector Portfolio   Portfolio(a)     Portfolio     Index Portfolio  Index Portfolio
                                    ----------------  --------------  -------------  ----------------  ---------------
Operations
   Net investment income (loss)     $       (235,771) $          (79) $     (46,020) $       (186,250) $       (84,425)
   Net realized gain (loss)
      on investments                         905,686               2        (99,644)          773,715         (600,671)
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (9,822,647)          2,327     (2,183,430)      (13,081,429)     (15,525,459)
                                    ----------------  --------------  -------------  ----------------  ---------------
Net increase (decrease) in net
      assets from operations              (9,152,732)          2,250     (2,329,094)      (12,493,964)     (16,210,555)
                                    ----------------  --------------  -------------  ----------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)              4,015,717          20,968        463,694         1,731,767        3,119,905
   Surrenders and terminations           ( 1,331,096)            (31)      (136,620)       (2,568,317)      (3,011,965)
   Transfers between portfolios           (1,067,660)          2,516      7,537,388         1,149,289       (2,213,619)
   Net annuitization transactions                 --              --             --                --               --
   Policyholder charges (Note 3)             (36,099)             --         (1,290)          (29,301)         (37,436)
                                    ----------------  --------------  -------------  ----------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                            1,580,862          23,453      7,863,172           283,438       (2,143,115)
                                    ----------------  --------------  -------------  ----------------  ---------------
Net increase (decrease) in net
   assets                                 (7,571,870)         25,703      5,534,078       (12,210,526)     (18,353,670)
Net assets beginning of period            20,776,930              --        604,556        31,367,769       44,015,701
                                    ----------------  --------------  -------------  ----------------  ---------------
Net assets end of period            $     13,205,060  $       25,703  $   6,138,634  $     19,157,243  $    25,662,031
----------------------------------  ================  ==============  =============  ================  ===============

1 Contract unit transactions
Units Outstanding at
   December 31, 2007                         580,156              --         56,337         1,960,684        3,513,891

      Units Issued                           332,282           2,692        911,676           535,176          732,171
      Units Redeemed                        (312,948)             (3)       (93,199)         (531,673)        (891,999)
                                    ----------------  --------------  -------------  ----------------  ---------------
Units Outstanding at
   December 31, 2008                         599,490           2,689        874,814         1,964,187        3,354,063
                                    ================  ==============  =============  ================  ===============

(a)   Commencement of operations October 6, 2008.

                                          See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                      JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                      S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                    60 Portfolio     Portfolio      Index Portfolio  Sector Portfolio    Portfolio
                                    ------------  ----------------  ---------------  ----------------  -------------
Operations
   Net investment income (loss)     $    (38,974) $       (121,009) $       (98,087) $        (70,349) $    (726,148)
   Net realized gain (loss)
      on investments                    (164,146)         (293,807)        (445,938)          (20,834)    (5,187,664)
   Net change in unrealized
      appreciation (depreciation)
      on investments                  (1,231,137)       (3,166,923)     (10,509,466)       (2,083,506)   (25,524,606)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets from operations             (1,434,257)       (3,581,739)     (11,053,491)       (2,174,689)   (31,438,418)
                                    ------------  ----------------  ---------------  ----------------  -------------

Contract transactions (1)
   Purchase payments (Note 4)            380,939           665,813        1,629,737           905,601      7,302,660
   Surrenders and terminations          (134,330)         (787,665)      (2,162,693)         (171,757)    (2,821,665)
   Transfers between portfolios        4,205,571        (1,033,844)       3,253,641           311,024     (5,845,611)
   Net annuitization transactions             --                --               --                --             --
   Policyholder charges (Note 3)          (1,544)          (11,504)         (23,286)           (2,854)       (62,266)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                        4,450,636        (1,167,200)       2,697,399         1,042,014     (1,426,882)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets                              3,016,379        (4,748,939)      (8,356,092)       (1,132,675)   (32,865,300)
Net assets beginning of period         1,146,198         9,734,956       26,806,512         4,010,830     66,341,459
                                    ------------  ----------------  ---------------  ----------------  -------------
Net assets end of period            $  4,162,577  $      4,986,017  $    18,450,420  $      2,878,155  $  33,476,159
----------------------------------  ============  ================  ===============  ================  =============

1 Contract unit transactions
Units Outstanding at
   December 31, 2007                     129,926           547,863        1,795,187           587,409      3,766,869

      Units Issued                       765,946           103,280          743,215           513,062      2,176,726
      Units Redeemed                    (207,078)         (178,079)        (597,417)         (342,016)    (2,273,938)
                                    ------------  ----------------  ---------------  ----------------  -------------
Units Outstanding at
   December 31, 2008                     688,794           473,064        1,940,985           758,455      3,669,657
                                    ============  ================  ===============  ================  =============

                                                       JNL/
                                                    Oppenheimer      JNL/PAM        JNL/PAM      JNL/PIMCO
                                       JNL/MCM     Global Growth  Asia ex-Japan   China-India   Real Return
                                    VIP Portfolio    Portfolio     Portfolio(a)   Portfolio(a)   Portfolio
                                    -------------  -------------  -------------  -------------  -----------
Operations
   Net investment income (loss)     $     (31,866) $     (52,925) $       1,813  $     (13,257) $    (3,642)
   Net realized gain (loss)
      on investments                    2,925,634        769,602       (104,701)      (144,333)      80,661
   Net change in unrealized
      appreciation (depreciation)
      on investments                  (10,817,829)    (7,808,170)      (305,012)      (578,391)  (2,169,399)
                                    -------------  -------------  -------------  -------------  -----------
Net increase (decrease) in net
   assets from operations              (7,924,061)    (7,091,493)      (407,900)      (735,981)  (2,092,380)
                                    -------------  -------------  -------------  -------------  -----------

Contract transactions (1)
   Purchase payments (Note 4)           1,449,159      2,117,863        322,974        895,407    4,913,604
   Surrenders and terminations           (790,156)    (1,128,110)       (13,134)       (31,987)  (1,067,328)
   Transfers between portfolios          (544,468)    (1,463,796)       595,488        954,186   10,897,114
   Net annuitization transactions              --             --             --             --           --
   Policyholder charges (Note 3)          (13,579)       (16,285)           (31)          (610)     (16,401)
                                    -------------  -------------  -------------  -------------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                           100,956       (490,328)       905,297      1,816,996   14,726,989
                                    -------------  -------------  -------------  -------------  -----------
Net increase (decrease) in net
   assets                              (7,823,105)    (7,581,821)       497,397      1,081,015   12,634,609
Net assets beginning of period         18,042,428     17,153,182             --             --    3,151,793
                                    -------------  -------------  -------------  -------------  -----------
Net assets end of period            $  10,219,323  $   9,571,361  $     497,397  $   1,081,015  $15,786,402
----------------------------------  =============  =============  =============  ============   ===========

(1) Contract unit transactions
Units Outstanding at
   December 31, 2007                    1,261,752      1,147,633             --             --      288,688

      Units Issued                        243,277        386,183        173,116        357,782    2,713,797
      Units Redeemed                     (237,103)      (436,248)       (69,434)       (99,045)  (1,472,549)
                                    -------------  -------------  -------------  -------------  -----------
Units Outstanding at
   December 31, 2008                    1,267,926      1,097,568        103,682        258,737    1,529,936
                                    =============  =============  =============  =============  ===========


(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                   JNL/           JNL/            JNL/           JNL/
                                                 JNL/PIMCO     PPM America    PPM America     PPM America     PPM America
                                                Total Return   Core Equity     High Yield    Mid Cap Value  Small Cap Value
                                               Bond Portfolio   Portfolio    Bond Portfolio   Portfolio(a)    Portfolio(a)
                                               --------------  ------------  --------------  -------------  ---------------
Operations
   Net investment income (loss)                $    1,047,119  $    (24,163) $    1,035,699  $        (605) $        (1,665)
   Net realized gain (loss) on investments          1,618,838      (177,554)     (1,430,062)      (112,299)         (82,498)
   Net change in unrealized appreciation
      (depreciation) on investments                (3,422,988)     (696,273)     (4,537,747)       (89,145)         (86,274)
                                               --------------  ------------  --------------  -------------  ---------------
Net increase (decrease) in net assets
   from operations                                   (757,031)     (897,990)     (4,932,110)      (202,049)        (170,437)
                                               --------------  ------------  --------------  -------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                       7,025,623        47,123       1,346,238        110,759          127,061
   Surrenders and terminations                     (3,108,564)     (325,974)     (2,164,625)       (25,087)          (4,876)
   Transfers between portfolios                     2,668,074      (177,847)        (46,575)       304,801          214,707
   Net annuitization transactions                          --            --              --             --               --
   Policyholder charges (Note 3)                      (43,192)       (1,719)        (22,546)          (482)            (130)
                                               --------------  ------------  --------------  -------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                            6,541,941      (458,417)       (887,508)       389,991          336,762
                                               --------------  ------------  --------------  -------------  ---------------
Net increase (decrease) in net assets               5,784,910    (1,356,407)     (5,819,618)       187,942          166,325

Net assets beginning of period                     34,091,669     2,464,921      17,379,196             --               --
                                               --------------  ------------  --------------  -------------  ---------------
Net assets end of period                       $   39,876,579  $  1,108,514  $   11,559,578  $     187,942  $       166,325
--------------------------------------------   ==============  ============  ==============  =============  ===============

(1) Contract unit transactions
    Units Outstanding at December 31, 2007          2,360,679       201,111       1,327,566             --               --

         Units Issued                               1,441,269        17,254         481,953         60,812           54,296
         Units Redeemed                            (1,020,215)      (67,294)       (503,884)       (27,412)         (27,639)
                                               --------------  ------------  --------------  -------------  ---------------
Units Outstanding at December 31, 2008              2,781,733       151,071       1,305,635         33,400           26,657
                                               ==============  ============  ==============  =============  ===============

                                                     JNL/           JNL/                      JNL/S&P
                                                 PPM America  Red Rocks Listed               Competitive      JNL/S&P
                                                Value Equity   Private Equity    JNL/S&P 4    Advantage     Disciplined
                                                  Portfolio     Portfolio(b)     Portfolio    Portfolio   Growth Portfolio
                                                ------------  ----------------  -----------  -----------  ----------------
Operations
   Net investment income (loss)                 $     27,859  $            715  $   (86,017) $   (16,699) $            573
   Net realized gain (loss) on investments           224,966              (107)    (183,365)     (62,684)          (13,247)
   Net change in unrealized appreciation
      (depreciation) on investments               (2,265,646)          (14,459)  (2,353,070)    (844,231)         (454,553)
                                                ------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets
   from operations                                (2,012,821)          (13,851)  (2,622,452)    (923,614)         (467,227)
                                                ------------  ----------------  -----------  -----------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                         53,845           231,120    7,244,017      362,594           707,816
   Surrenders and terminations                      (569,711)             (428)    (112,233)    (129,847)          (20,536)
   Transfers between portfolios                      120,659            20,946    4,575,768      235,417            81,599
   Net annuitization transactions                         --                --           --           --                --
   Policyholder charges (Note 3)                      (3,980)               --       (1,077)      (1,228)             (665)
                                                ------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets from
   contract transactions                            (399,187)          251,638   11,706,475      466,936           768,214
                                                ------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets             (2,412,008)          237,787    9,084,023     (456,678)          300,987

Net assets beginning of period                     4,475,386                --       82,535    2,620,327           776,656
                                                ------------  ----------------  -----------  -----------  ----------------
Net assets end of period                        $  2,063,378  $        237,787  $ 9,166,558  $ 2,163,649  $      1,077,643
---------------------------------------------   ============  ================  ===========  ===========  ================

(1) Contract unit transactions
    Units Outstanding at December 31, 2007           358,155                --        8,321      264,384            74,049

         Units Issued                                 31,988            40,238    1,521,222       73,662           113,786
         Units Redeemed                              (85,151)              (74)    (155,745)     (22,965)          (16,130)
                                                ------------  ----------------  -----------  -----------  ----------------
Units Outstanding at December 31, 2008               304,992            40,164    1,373,798      315,081           171,705
                                                ============  ================  ===========  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/S&P          JNL/S&P           JNL/S&P
                                             JNL/S&P          Disciplined     Dividend Income      Growth              JNL/S&P
                                           Disciplined         Moderate         & Growth          Retirement       Intrinsic Value
                                        Moderate Portfolio  Growth Portfolio    Portfolio      Strategy Portfolio     Portfolio
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Operations
   Net investment income (loss)         $           (6,483) $         (5,741) $        20,693  $            4,463  $           993
   Net realized gain (loss) on
      investments                                  (80,910)         (100,279)         (11,449)            (51,972)           4,719
   Net change in unrealized
      appreciation (depreciation)
      on investments                              (515,378)       (1,110,338)        (184,731)            (28,577)         (33,233)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net increase (decrease) in net assets
   from operations                                (602,771)       (1,216,358)        (175,487)            (76,086)         (27,521)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                    1,586,167         2,155,497        1,131,172              25,151          203,637
   Surrenders and terminations                     (88,163)          (64,159)          (8,893)           (217,164)          (1,203)
   Transfers between portfolios                    311,603           307,787          163,370                (172)          39,056
   Net annuitization transactions                       --                --               --                  --               --
   Policyholder charges (Note 3)                       (73)             (395)             (25)            (13,313)              (2)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net increase (decrease) in net
   assets from contract transactions             1,809,534         2,398,730        1,285,624            (205,498)         241,488
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net increase (decrease) in net assets            1,206,763         1,182,372        1,110,137            (281,584)         213,967

Net assets beginning of period                     980,093         1,784,717          123,580             348,394               --
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net assets end of period                $        2,186,856  $      2,967,089  $     1,233,717  $           66,810  $       213,967
--------------------------------------  ==================  ================  ===============  ==================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              93,356           170,063           12,655              32,626               --

         Units Issued                              268,731           339,483          168,342               2,414           51,445
         Units Redeemed                            (74,084)          (69,174)          (7,639)            (25,826)         (17,219)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Units Outstanding at December 31, 2008             288,003           440,372          173,358               9,214           34,226
                                        ==================  ================  ===============  ==================  ===============

                                               JNL/            JNL/                            JNL/            JNL/
                                           S&P Managed     S&P Managed         JNL/        S&P Managed     S&P Managed
                                            Aggressive     Conservative    S&P Managed       Moderate        Moderate
                                         Growth Portfolio   Portfolio    Growth Portfolio   Portfolio    Growth Portfolio
                                         ----------------  ------------  ----------------  ------------  ----------------
Operations
   Net investment income (loss)          $       (803,766) $    700,734  $     (1,110,452) $    985,409  $        415,757
   Net realized gain (loss) on
      investments                               4,471,534        13,674         3,459,287       241,017         1,434,164
   Net change in unrealized
      appreciation (depreciation)
      on investments                          (27,868,050)   (5,461,486)      (40,847,002)  (13,299,497)      (33,453,549)
                                         ----------------  ------------  ----------------  ------------  ----------------
Net increase (decrease) in net assets
   from operations                            (24,200,282)   (4,747,078)      (38,498,167)  (12,073,071)      (31,603,628)
                                         ----------------  ------------  ----------------  ------------  ----------------

Contract transactions (1)
   Purchase payments (Note 4)                   8,196,610     6,673,459        11,019,899    13,134,862        14,521,080
   Surrenders and terminations                 (5,270,830)   (1,941,704)       (8,135,053)   (2,652,851)       (7,439,735)
   Transfers between portfolios               (10,447,993)    8,123,845        (8,915,273)    2,748,159       (13,314,047)
   Net annuitization transactions                      --            --                --            --                --
   Policyholder charges (Note 3)                  (77,344)      (22,694)         (125,066)      (40,347)          (87,541)
                                         ----------------  ------------  ----------------  ------------  ----------------
Net increase (decrease) in net
   assets from contract transactions           (7,599,557)   12,832,906        (6,155,493)   13,189,823        (6,320,243)
                                         ----------------  ------------  ----------------  ------------  ----------------
Net increase (decrease) in net assets         (31,799,839)    8,085,828       (44,653,660)    1,116,752       (37,923,871)

Net assets beginning of period                 67,327,185    21,481,421       108,086,353    42,576,985       113,847,752
                                         ----------------  ------------  ----------------  ------------  ----------------
Net assets end of period                 $     35,527,346  $ 29,567,249  $     63,432,693  $ 43,693,737  $     75,923,881
--------------------------------------   ================  ============  ================  ============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007          4,383,355     1,848,231         6,945,747     3,435,708         7,641,636

         Units Issued                           1,689,103     1,880,450         2,497,035     2,434,381         1,841,289
         Units Redeemed                        (2,243,375)     (732,361)       (3,097,987)   (1,322,456)       (2,372,219)
                                         ----------------  ------------  ----------------  ------------  ----------------
Units Outstanding at December 31, 2008          3,829,083     2,996,320         6,344,795     4,547,633         7,110,706
                                         ================  ============  ================  ============  ================

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/S&P            JNL/S&P
                                              Moderate Growth       Moderate          JNL/S&P          JNL/S&P          JNL/S&P
                                                Retirement         Retirement     Retirement 2015  Retirement 2020  Retirement 2025
                                            Strategy Portfolio Strategy Portfolio    Portfolio        Portfolio        Portfolio
                                            ------------------ ------------------ ---------------  ---------------  ----------------
Operations
   Net investment income (loss)             $               -- $               -- $       (10,526) $        (5,322) $        (1,534)
   Net realized gain (loss) on investments                  --                 --          12,858          (53,755)          22,377
   Net change in unrealized appreciation
      (depreciation) on investments                         --                 --        (688,727)        (417,775)        (261,891)
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                                          --                 --        (686,395)        (476,852)        (241,048)
                                            ------------------ ------------------ ---------------  ---------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)                               --                 --         678,368          290,162          300,059
   Surrenders and terminations                              --                 --         (55,984)         (23,842)         (14,881)
   Transfers between portfolios                             --                 --         480,313          (18,161)         (67,997)
   Net annuitization transactions                           --                 --              --               --               --
   Policyholder charges (Note 3)                            --                 --            (277)            (121)            (761)
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                                    --                 --       1,102,420          248,038          216,420
                                            ------------------ ------------------ ---------------  ---------------  ---------------

Net increase (decrease) in net assets                       --                 --         416,025         (228,814)         (24,628)

Net assets beginning of period                              --                 --       1,527,379        1,179,322          729,960
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Net assets end of period                    $               -- $               -- $     1,943,404  $       950,508  $       705,332
------------------------------------------  ================== ================== ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                      --                 --         131,482          100,201           61,266

      Units Issued                                          --                 --         156,848           57,029           46,975
      Units Redeemed                                        --                 --         (45,067)         (34,012)         (14,790)
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Units Outstanding at December 31, 2008                      --                 --         243,263          123,218           93,451
                                            ================== ================== ===============  ===============  ===============

                                                  JNL/
                                             S&P Retirement     JNL/S&P      JNL/Select     JNL/Select        JNL/
                                                 Income       Total Yield     Balanced     Money Market   Select Value
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             --------------   -----------   ------------   ------------   ------------
Operations
   Net investment income (loss)              $      (14,139)  $    42,165   $    146,042   $    102,692   $   (186,324)
   Net realized gain (loss) on investments          (13,443)     (256,554)       244,481             --       (772,729)
   Net change in unrealized appreciation
      (depreciation) on investments                (739,409)   (2,272,621)    (4,470,538)            --     (3,153,348)
                                             --------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from operations                                 (766,991)   (2,487,010)    (4,080,015)       102,692     (4,112,401)
                                             --------------   -----------   ------------   ------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                       600,520       133,724      3,299,255     15,901,469      1,107,293
   Surrenders and terminations                     (183,666)     (127,173)    (1,573,205)   (11,051,659)      (624,752)
   Transfers between portfolios                    (287,571)    7,323,902        187,220      5,770,123     (1,211,112)
   Net annuitization transactions                        --            --         (6,645)            --             --
   Policyholder charges (Note 3)                     (1,575)       (1,358)       (17,452)      (162,546)       (10,622)
                                             --------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets from
   contract transactions                            127,708     7,329,095      1,889,173     10,457,387       (739,193)
                                             --------------   -----------   ------------   ------------   ------------

Net increase (decrease) in net assets              (639,283)    4,842,085     (2,190,842)    10,560,079     (4,851,594)

Net assets beginning of period                    3,669,156            --     17,514,738     23,711,325     13,500,985
                                             --------------   -----------   ------------   ------------   ------------
Net assets end of period                     $    3,029,873   $ 4,842,085   $ 15,323,896   $ 34,271,404   $  8,649,391
------------------------------------------   ==============   ===========   ============   ============   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              330,007            --        724,309      1,915,623        620,956

      Units Issued                                  137,714       933,945        258,276      4,178,518        282,711
      Units Redeemed                               (129,398)     (172,023)      (208,682)    (3,354,252)      (296,757)
                                             --------------   -----------   ------------   ------------   ------------
Units Outstanding at December 31, 2008              338,323       761,922        773,903      2,739,889        606,910
                                             ==============   ===========   ============   ============   ============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                             Price Established     Price Mid-Cap     Price Value
                                              Growth Portfolio   Growth Portfolio     Portfolio
                                             -----------------   ----------------   ------------
Operations
   Net investment income (loss)              $        (463,102)  $       (476,692)  $     61,040
   Net realized gain (loss) on investments            (741,633)           (33,251)     1,552,804
   Net change in unrealized appreciation
      (depreciation) on investments                (15,010,456)       (14,397,375)   (13,854,548)
                                             -----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                                 (16,215,191)       (14,907,318)   (12,240,704)
                                             -----------------   ----------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                        2,568,162          4,006,236      1,672,956
   Surrenders and terminations                      (2,802,321)        (2,451,407)    (1,919,420)
   Transfers between portfolios                        (42,870)        (6,154,114)    (1,280,814)
   Net annuitization transactions                           --                 --             --
   Policyholder charges (Note 3)                       (25,590)           (34,969)       (18,630)
                                             -----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                              (302,619)        (4,634,254)    (1,545,908)
                                             -----------------   ----------------   ------------

Net increase (decrease) in net assets              (16,517,810)       (19,541,572)   (13,786,612)

Net assets beginning of period                      37,428,871         39,876,482     31,075,240
                                             -----------------   ----------------   ------------
Net assets end of period                     $      20,911,061   $     20,334,910   $ 17,288,628
-----------------------------------------    =================   ================   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               1,502,610          1,025,330      1,964,634

      Units Issued                                     201,080            236,647        304,326
      Units Redeemed                                  (308,393)          (394,413)      (413,115)
                                             -----------------   ----------------   ------------
Units Outstanding at December 31, 2008               1,395,297            867,564      1,855,845
                                             =================   ================   ============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/AIM           JNL/AIM        JNL/AIM         JNL/AIM
                                              International       Large Cap     Real Estate      Small Cap          JNL/Alger
                                            Growth Portfolio  Growth Portfolio   Portfolio   Growth Portfolio  Growth Portfolio(b)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Operations
   Net investment income (loss)             $         (1,040) $        (93,540) $    74,963  $        (61,357) $           (20,241)
   Net realized gain (loss) on investments           556,631           546,955      335,727           600,013              983,245
   Net change in unrealized appreciation
      (depreciation) on investments                  126,731           367,499   (2,477,369)         (187,063)            (465,570)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net assets
   from operations                                   682,322           820,914   (2,066,679)          351,593              497,434
                                            ----------------  ----------------  -----------  ----------------  -------------------

Contract transactions (1)
   Purchase payments (Note 4)                      3,817,674         1,017,600    3,695,933           852,070              137,601
   Surrenders and terminations                      (970,294)         (449,330)    (607,051)         (443,484)            (369,860)
   Transfers between portfolios                    2,708,382           (19,506)  (1,800,278)         (809,563)          (6,520,553)
   Net annuitization transactions                         --                --           --                --                   --
   Policyholder charges (Note 3)                      (7,507)           (7,931)     (12,119)           (7,198)              (1,954)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net assets from
   contract transactions                           5,548,255           540,833    1,276,485          (408,175)          (6,754,766)
                                            ----------------  ----------------  -----------  ----------------  -------------------

Net increase (decrease) in net assets              6,230,577         1,361,747     (790,194)          (56,582)          (6,257,332)

Net assets beginning of period                     8,156,725         6,041,765    7,640,135         3,987,004            6,257,332
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net assets end of period                    $     14,387,302  $      7,403,512  $ 6,849,941  $      3,930,422  $                --
------------------------------------------  ================  ================  ===========  ================  ===================

(1) Contract unit transactions
Units Outstanding at December 31, 2006               519,421           496,536      493,717           286,654              482,366

      Units Issued                                   503,437           160,041      799,285           131,238               13,709
      Units Redeemed                                (207,082)         (121,196)    (763,244)         (160,115)            (496,075)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Units Outstanding at December 31, 2007               815,776           535,381      529,758           257,777                   --
                                            ================  ================  ===========  ================  ===================

                                          JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                        Guardian Global    Guardian Global         Guardian       Guardian U.S.    Global Natural
                                            Balanced         Diversified     International Small  Growth Equity      Resources
                                           Portfolio     Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(a)
                                        ---------------  ------------------  -------------------  -------------  ------------------
Operations
   Net investment income (loss)         $        90,889  $          (37,883) $              (170) $    (142,433) $        (187,788)
   Net realized gain (loss) on
      investments                             1,205,914             (38,808)                (100)        39,791            294,214
   Net change in unrealized
      appreciation (depreciation)
      on investments                           (710,069)            737,185               (1,250)       670,450          2,042,724
                                        ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net assets
   from operations                              586,734             660,494               (1,520)       567,808          2,149,150
                                        ---------------  ------------------  -------------------  -------------  -----------------

Contract transactions (1)
   Purchase payments (Note 4)                 2,178,481             863,343               31,208      1,448,592          3,492,318
   Surrenders and terminations               (1,188,590)           (817,736)                  --       (929,168)          (339,046)
   Transfers between portfolios                 722,260           1,409,363              125,175        794,859         16,857,013
   Net annuitization transactions                    --                  --                   --             --                 --
   Policyholder charges (Note 3)                (13,512)             (3,770)                  --         (8,854)            (2,125)
                                        ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net assets
   from contract transactions                 1,698,639           1,451,200              156,383      1,305,429         20,008,160
                                        ---------------  ------------------  -------------------  -------------  -----------------

Net increase (decrease) in net assets         2,285,373           2,111,694              154,863      1,873,237         22,157,310

Net assets beginning of period               10,268,216           3,675,647                   --      7,526,107                 --
                                        ---------------  ------------------  -------------------  -------------  -----------------
Net assets end of period                $    12,553,589  $        5,787,341  $           154,863  $   9,399,344  $      22,157,310
--------------------------------------  ===============  ==================  ===================  =============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2006          858,919             273,227                   --        528,082                 --

      Units Issued                              417,730             112,051               17,097        161,245          1,993,268
      Units Redeemed                           (286,580)            (86,233)              (1,384)      (152,708)          (370,782)
                                        ---------------  ------------------  -------------------  -------------  -----------------
Units Outstanding at December 31, 2007          990,069             299,045               15,713        536,619          1,622,486
                                        ===============  ==================  ===================  =============  =================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                         JNL/                                                         JNL/Franklin
                                    Credit Suisse   JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton
                                      Long/Short   Core Equity  SmallCap Equity  Templeton Founding  Global Growth
                                     Portfolio(a)   Portfolio      Portfolio     Strategy Portfolio   Portfolio(a)
                                    -------------  -----------  ---------------  ------------------  -------------
Operations
   Net investment income (loss)     $      (6,332) $     8,090  $        31,474  $         (267,595) $     (11,683)
   Net realized gain (loss) on
      investments                            (751)     772,487        1,583,641            (105,376)       (12,355)
   Net change in unrealized
      appreciation (depreciation)
      on investments                        3,577     (822,157)      (1,018,641)           (763,710)      (208,297)
                                    -------------  -----------  ---------------  ------------------  -------------
Net increase (decrease) in net
   assets from operations                  (3,506)     (41,580)         596,474          (1,136,681)      (232,335)
                                    -------------  -----------  ---------------  ------------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)             225,852      201,731        1,834,403          27,725,063      1,590,011
   Surrenders and terminations             (4,384)    (464,716)        (670,899)           (504,503)      (102,182)
   Transfers between portfolios           299,710     (176,484)        (305,389)         10,427,772      3,486,082
   Net annuitization transactions              --           --               --                  --             --
   Policyholder charges (Note 3)               (3)      (4,637)          (8,501)             (4,464)        (1,788)
                                    -------------  -----------  ---------------  ------------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                           521,175     (444,106)         849,614          37,643,868      4,972,123
                                    -------------  -----------  ---------------  ------------------  -------------
Net increase (decrease) in net
   assets                                 517,669     (485,686)       1,446,088          36,507,187      4,739,788
Net assets beginning of period                 --    4,579,914        5,301,358                  --             --
                                    -------------  -----------  ---------------  ------------------  -------------
Net assets end of period            $     517,669  $ 4,094,228  $     6,747,446  $       36,507,187  $   4,739,788
----------------------------------  =============  ===========  ===============  ==================  =============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                           --      314,335          272,762                  --             --

      Units Issued                        128,746       35,049          200,582           4,214,478        530,075
      Units Redeemed                      (80,238)     (63,567)        (177,230)           (536,849)       (50,770)
                                    -------------  -----------  ---------------  ------------------  -------------
Units Outstanding at
   December 31, 2007                       48,508      285,817          296,114           3,677,629        479,305
                                    =============  ===========  ===============  ==================  =============

                                                                          JNL/Franklin        JNL/            JNL/
                                      JNL/Franklin      JNL/Franklin       Templeton      Goldman Sachs   Goldman Sachs
                                        Templeton     Templeton Mutual     Small Cap        Core Plus        Mid Cap
                                    Income Portfolio  Shares Portfolio  Value Portfolio  Bond Portfolio  Value Portfolio
                                    ----------------  ----------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)     $        516,772  $        (66,264) $        27,210  $      248,430  $        10,029
   Net realized gain (loss) on
      investments                            142,553           (24,492)         125,401         128,151          330,908
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (1,212,982)         (223,209)        (496,777)        310,137         (466,163)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets from operations                   (553,657)         (313,965)        (344,166)        686,718         (125,226)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)             11,087,254         5,831,097        1,199,833       3,663,106        1,880,846
   Surrenders and terminations            (1,856,852)         (136,580)        (176,701)       (905,773)        (205,245)
   Transfers between portfolios           14,183,732         1,782,722          219,400       1,200,804          866,944
   Net annuitization transactions                 --                --               --          (3,423)              --
   Policyholder charges (Note 3)             (35,771)           (1,851)          (2,094)         (8,770)          (3,798)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                           23,378,363         7,475,388        1,240,438       3,945,944        2,538,747
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets                                 22,824,706         7,161,423          896,272       4,632,662        2,413,521
Net assets beginning of period             5,251,010                --        1,909,317      10,766,740        1,795,542
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net assets end of period            $     28,075,716  $      7,161,423  $     2,805,589  $   15,399,402  $     4,209,063
----------------------------------  ================  ================  ===============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                         484,184                --          152,350         612,829          140,902

      Units Issued                         2,816,606           824,199          255,369         437,621          803,638
      Units Redeemed                        (715,136)          (98,056)        (165,807)       (223,606)        (617,850)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Units Outstanding at
   December 31, 2007                       2,585,654           726,143          241,912         826,844          326,690
                                    ================  ================  ===============  ==============  ===============

(a) Commencement of operations January 16, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                         JNL/                                        JNL/JPMorgan
                                     Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                    Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                    Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                    --------------  ---------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)     $       48,850  $     1,039,630  $     (97,964) $       170,316  $        (70,190)
   Net realized gain (loss) on
      investments                           42,501        2,974,738        (98,572)         124,547           307,509
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (14,900)      (2,084,497)       482,465          128,705           753,815
                                    --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets from operations                   76,451        1,929,871        285,929          423,568           991,134
                                    --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)            1,322,030        7,870,665        523,884        2,233,654         3,722,819
   Surrenders and terminations            (113,804)      (1,581,760)    (1,135,239)      (1,251,590)         (153,757)
   Transfers between portfolios            884,128        3,763,777      2,626,848            1,204         4,003,790
   Net annuitization transactions               --               --         (4,173)          (3,243)               --
   Policyholder charges (Note 3)              (582)         (20,288)        (7,995)         (13,681)           (2,445)
                                    --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                          2,091,772       10,032,394      2,003,325          966,344         7,570,407
                                    --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets                                2,168,223       11,962,265      2,289,254        1,389,912         8,561,541
Net assets beginning of period           1,442,817       16,995,366      5,617,423        8,591,021         1,500,895
                                    --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period            $    3,611,040  $    28,957,631  $   7,906,677  $     9,980,933  $     10,062,436
----------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                       141,645        1,056,028        429,093          614,973           138,119

      Units Issued                         525,829        1,570,687        189,146          510,522           768,133
      Units Redeemed                      (323,103)        (951,534)      (131,914)        (466,400)         (190,871)
                                    --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at
   December 31, 2007                       344,371        1,675,181        486,325          659,095           715,381
                                    ==============  ===============  =============  ===============  ================

                                       JNL/Lazard       JNL/Lazard        JNL/MCM                      JNL/MCM
                                        Mid Cap          Small Cap        10 x 10       JNL/MCM      Bond Index
                                    Value Portfolio  Value Portfolio  Portfolio(a)   25 Portfolio    Portfolio
                                    ---------------  ---------------   ------------  -------------  ------------
Operations
   Net investment income (loss)     $       461,347  $       188,482  $    (28,349) $    (101,017) $    502,318
   Net realized gain (loss) on
      investments                         1,400,204          361,191           261      1,625,009        63,122
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (2,578,376)      (1,252,627)     (211,878)    (1,681,100)      293,603
                                    ---------------  ---------------  ------------  -------------  ------------
Net increase (decrease) in net
   assets from operations                  (716,825)        (702,954)     (239,966)      (157,108)      859,043
                                    ---------------  ---------------  ------------  -------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)             2,840,044        1,953,207     4,347,720      2,121,938     4,782,990
   Surrenders and terminations             (780,426)        (650,519)      (90,176)    (1,364,269)     (748,197)
   Transfers between portfolios             373,913          (49,210)    2,734,956    (11,621,275)    1,166,415
   Net annuitization transactions           (17,803)         (12,810)           --         (7,033)           --
   Policyholder charges (Note 3)             (8,871)          (6,526)       (1,209)       (20,995)       (5,852)
                                    ---------------  ---------------  ------------  -------------  ------------
Net increase (decrease) in net
   assets from contract
   transactions                           2,406,857        1,234,142     6,991,291    (10,891,634)    5,195,356
                                    ---------------  ---------------  ------------  -------------  ------------
Net increase (decrease) in net
   assets                                 1,690,032          531,188     6,751,325    (11,048,742)    6,054,399
Net assets beginning of period           10,578,188        7,425,534            --     25,126,485    15,092,128
                                    ---------------  ---------------  ------------  -------------  ------------
Net assets end of period            $    12,268,220  $     7,956,722  $  6,751,325  $  14,077,743  $ 21,146,527
----------------------------------  ===============  ===============  ============  =============  ============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                        540,995          448,004            --      2,053,343     1,354,741

      Units Issued                          271,938          183,174       751,018        306,165       640,130
      Units Redeemed                       (165,218)        (109,619)      (62,430)    (1,153,676)     (180,721)
                                    ---------------  ---------------  ------------  -------------  ------------
Units Outstanding at
   December 31, 2007                        647,715          521,559       688,588      1,205,832     1,814,150
                                    ===============  ===============  ============  =============  ============

(a) Commencement of operations April 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                                             Communications    Consumer Brands        Dow 10       Dow Dividend     Dow Dividend
                                            Sector Portfolio  Sector Portfolio  Portfolio (NY)(b)  Portfolio(c)  Portfolio (NY)(d)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Operations
   Net investment income (loss)             $        103,861  $         (8,924) $        (154,646) $    (29,663) $        (340,900)
   Net realized gain (loss) on investments           375,495            51,821          6,541,242        (6,057)           726,571
   Net change in unrealized appreciation
      (depreciation) on investments                 (477,636)         (144,822)        (5,092,543)   (1,121,685)        (1,646,133)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net increase (decrease) in net assets
   from operations                                     1,720          (101,925)         1,294,053    (1,157,405)        (1,260,462)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Contract transactions (1)
   Purchase payments (Note 4)                      1,460,018           314,051          1,918,834       485,831          8,849,979
   Surrenders and terminations                      (147,223)          (35,039)          (426,317)      (47,351)          (616,144)
   Transfers between portfolios                      458,873           128,311        (28,661,652)   20,400,745        (22,761,197)
   Net annuitization transactions                         --                --                 --            --                 --
   Policyholder charges (Note 3)                      (2,031)             (461)            (3,761)          (96)            (7,983)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net increase (decrease) in net assets from
   contract transactions                           1,769,637           406,862        (27,172,896)   20,839,129        (14,535,345)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net increase (decrease) in net assets              1,771,357           304,937        (25,878,843)   19,681,724        (15,795,807)
Net assets beginning of period                     2,349,657           737,434         25,878,843            --         15,795,807
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net assets end of period                    $      4,121,014  $      1,042,371  $              --  $ 19,681,724  $              --
------------------------------------------  ================  ================  =================  ============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2006               360,046            63,941          1,577,315            --          1,337,996
      Units Issued                                   743,433            54,299            267,513     1,912,070          1,524,840
      Units Redeemed                                (447,076)          (17,757)        (1,844,828)      (22,494)        (2,862,836)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Units Outstanding at December 31, 2007               656,403           100,483                 --     1,889,576                 --
                                            ================  ================  =================  ============  =================

                                               JNL/MCM
                                               Enhanced           JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM
                                              S&P 500 Stock     Financial          Global 15         Healthcare       Index 5
                                            Index Portfolio  Sector Portfolio  Portfolio (NY)(b)  Sector Portfolio  Portfolio(a)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Operations

   Net investment income (loss)             $       (54,440) $         (3,509) $        (263,259) $        (62,318) $    (17,487)
   Net realized gain (loss) on investments          346,868           148,272         13,523,470           332,373       (91,142)
   Net change in unrealized appreciation
      (depreciation) on investments                (355,395)         (689,931)       (10,582,665)           (9,518)      (34,697)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net increase (decrease) in net assets
   from operations                                  (62,967)         (545,168)         2,677,546           260,537      (143,326)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)                       645,982         1,015,309          3,617,722         1,142,081     2,005,775
   Surrenders and terminations                     (278,950)         (116,584)          (786,430)         (394,865)      (27,603)
   Transfers between portfolios                     447,745           623,262        (43,857,510)          112,666       147,505
   Net annuitization transactions                    (3,855)               --                 --            (3,383)           --
   Policyholder charges (Note 3)                     (3,551)           (1,082)            (7,362)           (8,893)         (523)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net increase (decrease) in net assets from
   contract transactions                            807,371         1,520,905        (41,033,580)          847,606     2,125,154
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net increase (decrease) in net assets               744,404           975,737        (38,356,034)        1,108,143     1,981,828
Net assets beginning of period                    3,858,463         1,974,473         38,356,034         4,998,651            --
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net assets end of period                    $     4,602,867  $      2,950,210  $              --  $      6,106,794  $  1,981,828
------------------------------------------  ===============  ================  =================  ================  ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              393,264           138,828          1,676,994           433,427            --
      Units Issued                                  865,781           289,409            467,942           211,359       415,612
      Units Redeemed                               (793,796)         (173,609)        (2,144,936)         (144,773)     (215,109)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Units Outstanding at December 31, 2007              465,249           254,628                 --           500,013       200,503
                                            ===============  ================  =================  ================  ============

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/MCM        JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                                             International      JNL 5       JNL Optimized      Nasdaq 15       Nasdaq 25
                                            Index Portfolio  Portfolio       5 Portfolio   Portfolio (NY)(d)  Portfolio(c)
                                            ---------------  -------------  -------------  -----------------  ------------
Operations
   Net investment income (loss)             $       469,252  $   1,735,969  $     177,243   $        (62,289) $     (7,475)
   Net realized gain (loss) on investments        1,881,995      8,464,714        853,155            761,232         9,735
   Net change in unrealized appreciation
      (depreciation) on investments                 220,721    (19,241,953)       207,975           (227,679)      155,959
                                            ---------------  -------------  -------------  -----------------  ------------
Net increase (decrease) in net assets
   from operations                                2,571,968     (9,041,270)     1,238,373            471,264       158,219
                                            ---------------  -------------  -------------  -----------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)                     8,161,345    152,512,258      8,809,805          1,036,220       104,840
   Surrenders and terminations                   (2,141,362)   (14,722,855)      (724,888)          (211,223)      (28,474)
   Transfers between portfolios                   3,968,578     79,276,619      9,943,227         (4,074,669)    4,698,081
   Net annuitization transactions                        --        (62,284)            --                 --            --
   Policyholder charges (Note 3)                    (21,163)      (216,026)       (15,694)            (5,135)         (229)
                                            ---------------  -------------  -------------  -----------------  ------------
Net increase (decrease) in net assets from
   contract transactions                          9,967,398    216,787,712     18,012,450         (3,254,807)    4,774,218
                                            ---------------  -------------  -------------   ----------------  ------------
Net increase (decrease) in net assets            12,539,366    207,746,442     19,250,823         (2,783,543)    4,932,437
Net assets beginning of period                   30,700,158    203,454,376      4,683,959          2,783,543            --
                                            ---------------  -------------  -------------  -----------------  ------------
Net assets end of period                    $    43,239,524  $ 411,200,818  $  23,934,782  $              --  $  4,932,437
------------------------------------------  ===============  =============  =============  =================  ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,650,179     14,699,179        437,425            257,486            --
      Units Issued                                  860,263     20,246,565      2,521,840            218,502       424,160
      Units Redeemed                               (363,257)    (5,141,200)      (955,344)          (475,988)      (34,059)
                                            ---------------  -------------  -------------  -----------------  ------------
Units Outstanding at December 31, 2007            2,147,185     29,804,544      2,003,921                 --       390,101
                                            ===============  =============  =============  =================  ============

                                                JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM        JNL/MCM
                                           NYSE International     Oil & Gas         S&P 10           S&P 24        S&P 24
                                             25 Portfolio(a)  Sector Portfolio Portfolio (NY)(b) Portfolio(c) Portfolio (NY)(d)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Operations
   Net investment income (loss)            $          101,482 $       (146,949)$        (159,104)$       (996)$        (18,853)
   Net realized gain (loss) on investments              7,347        2,748,480         6,490,923          (18)          164,980
   Net change in unrealized appreciation
      (depreciation) on investments                    89,506        1,877,108        (5,590,565)      (9,905)          (45,920)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net increase (decrease) in net assets
   from operations                                    198,335        4,478,639           741,254      (10,919)          100,207
                                           ------------------ ---------------- ----------------- ------------ -----------------
Contract transactions (1)
   Purchase payments (Note 4)                       2,231,955        4,863,427         1,265,354        5,640           321,299
   Surrenders and terminations                        (62,279)      (1,180,625)         (460,441)      (2,429)           (5,348)
   Transfers between portfolios                     1,668,281       (2,881,081)      (29,259,986)     612,266        (1,820,421)
   Net annuitization transactions                          --               --                --           --                --
   Policyholder charges (Note 3)                         (514)         (12,014)           (5,001)          (2)              (25)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net increase (decrease) in net assets from
   contract transactions                            3,837,443          789,707       (28,460,074)     615,475        (1,504,495)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net increase (decrease) in net assets               4,035,778        5,268,346       (27,718,820)     604,556        (1,404,288)
Net assets beginning of period                             --       15,508,584        27,718,820           --         1,404,288
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net assets end of period                   $        4,035,778 $     20,776,930 $              -- $    604,556 $              --
------------------------------------------ ================== ================ ================= ============ =================

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   -             588,373         1,543,889           --           137,456

      Units Issued                                    373,497          475,397           182,146       56,561            37,274
      Units Redeemed                                  (23,845)        (483,614)       (1,726,035)        (224)         (174,730)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Units Outstanding at December 31, 2007                349,652          580,156                --       56,337                --
                                           ================== ================ ================= ============ =================

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007


                                               JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM
                                            S&P 400 MidCap      S&P 500         S&P SMid       Select Small-Cap     Small Cap
                                            Index Portfolio  Index Portfolio  60 Portfolio(a)      Portfolio     Index Portfolio
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)             $      (175,735) $      (173,165) $        15,509  $        612,259  $      (105,902)
   Net realized gain (loss) on investments        2,950,721        1,382,100          104,778            93,054        1,842,559
   Net change in unrealized appreciation
      (depreciation) on investments              (1,420,733)        (156,473)        (104,023)       (2,227,411)      (2,882,911)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                                1,354,253        1,052,462           16,264        (1,522,098)      (1,146,254)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                     5,502,832        7,147,268          758,070         1,510,062        4,801,639
   Surrenders and terminations                   (1,810,738)      (3,015,728)         (17,133)       (1,144,915)      (1,455,111)
   Transfers between portfolios                     (14,031)         822,630          389,109       (10,777,121)         215,843
   Net annuitization transactions                        --            7,354               --            (3,489)              --
   Policyholder charges (Note 3)                    (18,675)         (36,340)            (112)          (15,589)         (10,809)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                          3,659,388        4,925,184        1,129,934       (10,431,052)       3,551,562
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets             5,013,641        5,977,646        1,146,198       (11,953,150)       2,405,308
Net assets beginning of period                   26,354,128       38,038,055               --        21,688,106       24,401,204
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net assets end of period                    $    31,367,769  $    44,015,701  $     1,146,198  $      9,734,956  $    26,806,512
------------------------------------------  ===============  ===============  ===============  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,734,638        3,117,960               --         1,068,431        1,561,318

      Units Issued                                  504,168          847,934          724,733           139,810          465,264
      Units Redeemed                               (278,122)        (452,003)        (594,807)         (660,378)        (231,395)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Units Outstanding at December 31, 2007            1,960,684        3,513,891          129,926           547,863        1,795,187
                                            ===============  ===============  ===============  ================  ===============
                                                                                                                  JNL/
                                                JNL/MCM           JNL/MCM         JNL/MCM                      Oppenheimer
                                               Technology       Value Line 25   Value Line 30     JNL/MCM     Global Growth
                                            Sector Portfolio  Portfolio (NY)(c)  Portfolio(b)   VIP Portfolio   Portfolio
                                            ----------------  ----------------- -------------   ------------- -------------
Operations
   Net investment income (loss)             $        (55,271) $        (861,089) $    (101,519) $     732,994  $    (102,048)
   Net realized gain (loss) on investments           230,602         13,691,371        (19,311)       971,281      1,796,258
   Net change in unrealized appreciation
      (depreciation) on investments                   97,515         (5,464,960)      (229,066)    (1,112,805)    (1,140,609)
                                            ----------------  -----------------  -------------  -------------  -------------
Net increase (decrease) in net assets
   from operations                                   272,846          7,365,322       (349,896)       591,470        553,601
                                            ----------------  -----------------  -------------  -------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                      1,049,765         11,158,742        815,510      4,265,443      4,451,359
   Surrenders and terminations                      (164,162)        (2,367,264)      (295,476)      (754,320)      (836,471)
   Transfers between portfolios                       20,853        (71,929,016)    66,177,340       (233,522)      (165,250)
   Net annuitization transactions                         --                  -             --              -         (4,615)
   Policyholder charges (Note 3)                      (2,530)           (48,647)        (6,019)       (16,642)        (9,690)
                                            ----------------  -----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from
   contract transactions                             903,926        (63,186,185)    66,691,355      3,260,959      3,435,333
                                            ----------------  -----------------  -------------  -------------  -------------
Net increase (decrease) in net assets              1,176,772        (55,820,863)    66,341,459      3,852,429      3,988,934
Net assets beginning of period                     2,834,058         55,820,863             --     14,189,999     13,164,248
                                            ----------------  -----------------  -------------  -------------  -------------
Net assets end of period                    $      4,010,830  $              --   $ 66,341,459  $  18,042,428  $  17,153,182
------------------------------------------  ================  =================  =============  =============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               457,152          3,724,081             --      1,079,057        922,049

      Units Issued                                   372,235          2,404,978      3,841,995      1,677,404        459,649
      Units Redeemed                                (241,978)        (6,129,059)       (75,126)    (1,494,709)      (234,065)
                                            ----------------  -----------------  -------------  -------------  -------------
Units Outstanding at December 31, 2007               587,409                 --      3,766,869      1,261,752      1,147,633
                                            ================  =================  =============  =============  =============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                  JNL/           JNL/
                                                   JNL/           JNL/PIMCO      JNL/PIMCO     PPM America   PPM America
                                                Oppenheimer      Real Return   Total Return   Core Equity    High Yield
                                            Growth Portfolio(b)  Portfolio(a)  Bond Portfolio   Portfolio   Bond Portfolio
                                            -------------------  ------------  --------------  -----------  --------------
Operations
   Net investment income (loss)             $           175,653  $    (25,852) $      961,335  $   (32,154) $    1,172,064
   Net realized gain (loss) on investments              246,700        17,572         (13,132)      49,030        (285,714)
   Net change in unrealized appreciation
      (depreciation) on investments                    (244,517)      161,817         974,843     (255,400)     (1,757,967)
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets
   from operations                                      177,836       153,537       1,923,046     (238,524)       (871,617)
                                            -------------------  ------------  --------------  -----------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                           163,313     1,672,221       6,726,120      239,856       5,595,296
   Surrenders and terminations                          (51,603)      (14,915)     (2,067,122)    (454,322)     (1,636,601)
   Transfers between portfolios                      (2,456,219)    1,341,020      (1,479,627)     125,146      (3,761,854)
   Net annuitization transactions                           --             --        (116,943)          --          (6,674)
   Policyholder charges (Note 3)                           (525)          (70)        (21,800)      (1,627)        (18,138)
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets from
   contract transactions                             (2,345,034)    2,998,256       3,040,628      (90,947)        172,029
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets                (2,167,198)    3,151,793       4,963,674     (329,471)       (699,588)
Net assets beginning of period                        2,167,198             -      29,127,995    2,794,392      18,078,784
                                            -------------------  ------------  --------------  -----------  --------------
Net assets end of period                    $                --  $  3,151,793  $   34,091,669  $ 2,464,921  $   17,379,196
------------------------------------------  ===================  ============  ==============  ===========  ==============
(1) Contract unit transactions
Units Outstanding at December 31, 2006                  242,204            --       2,158,401      230,204       1,378,966

      Units Issued                                       30,534       393,918         994,688       28,960       1,325,360
      Units Redeemed                                   (272,738)     (105,230)       (792,410)     (58,053)     (1,376,760)
                                            -------------------  ------------  --------------  -----------  --------------
Units Outstanding at December 31, 2007                       --       288,688       2,360,679      201,111       1,327,566
                                            ===================  ============  ==============  ===========  ==============

                                                JNL/                                           JNL/S&P
                                            PPM America      JNL/Putnam                      Competitive         JNL/S&P
                                            Value Equity       Midcap           JNL/S&P 4     Advantage        Disciplined
                                             Portfolio    Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                            ------------  -------------------  ------------  ------------  -------------------
Operations
   Net investment income (loss)             $    (56,070) $           (35,561) $        (80) $     (1,116) $            (8,166)
   Net realized gain (loss) on investments       422,069              378,659          (158)         (107)                 968
   Net change in unrealized appreciation
      (depreciation) on investments             (644,365)            (384,940)         (769)      (49,682)              19,559
                                            ------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets
   from operations                              (278,366)             (41,842)       (1,007)      (50,905)              12,361
                                            ------------  -------------------  ------------  ------------  -------------------
Contract transactions (1)
   Purchase payments (Note 4)                    211,641              218,714        79,430        35,000              631,842
   Surrenders and terminations                (1,200,577)            (241,059)          (25)      (13,976)              (8,463)
   Transfers between portfolios                 (379,149)          (2,313,743)        4,137     2,650,208              140,946
   Net annuitization transactions                     --                   --            --            --                   --
   Policyholder charges (Note 3)                  (5,629)              (3,153)           --            --                  (30)
                                            ------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets from
   contract transactions                      (1,373,714)          (2,339,241)       83,542     2,671,232              764,295
                                            ------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets         (1,652,080)          (2,381,083)       82,535     2,620,327              776,656
Net assets beginning of period                 6,127,466            2,381,083            --            --                   --
                                            ------------  -------------------  ------------  ------------  -------------------
Net assets end of period                     $ 4,475,386  $                --  $     82,535  $  2,620,327  $           776,656
------------------------------------------  ============  ===================  ============  ============  ===================
(1) Contract unit transactions
Units Outstanding at December 31, 2006           465,532              270,543            --            --                   --

      Units Issued                                19,384               36,908        12,758       265,776               75,387
      Units Redeemed                            (126,761)            (307,451)       (4,437)       (1,392)              (1,338)
                                            ------------  -------------------  ------------  ------------  -------------------
Units Outstanding at December 31, 2007           358,155                   --         8,321       264,384               74,049
                                            ============  ===================  ============  ============  ===================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/              JNL/S&P            JNL/S&P            JNL/S&P
                                       S&P Disciplined     Disciplined       Dividend Income         Growth              JNL/S&P
                                           Moderate          Moderate           & Growth           Retirement        Intrinsic Value
                                         Portfolio(a)   Growth Portfolio(a)    Portfolio(b)   Strategy Portfolio(a)    Portfolio(b)
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Operations
   Net investment income (loss)        $        (4,413) $           (10,838) $            13  $               7,137  $            --
   Net realized gain (loss) on
       investments                               1,094                2,933               --                     (7)              --
   Net change in unrealized
      appreciation (depreciation) on
      investments                                6,804                7,859             (689)               (11,824)              --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net increase (decrease) in net
   assets from operations                        3,485                  (46)            (676)                (4,694)              --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                  949,223            1,675,313          115,415                353,144               --
   Surrenders and terminations                  (6,320)             (31,520)              --                    (55)              --
   Transfers between portfolios                 33,705              142,164            8,841                     (1)              --
   Net annuitization transactions                   --                   --               --                     --               --
   Policyholder charges (Note 3)                    --               (1,194)              --                     --               --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net increase (decrease) in net
   assets from contract transactions           976,608            1,784,763          124,256                353,088               --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net increase (decrease) in net assets          980,093            1,784,717          123,580                348,394               --

Net assets beginning of period                      --                   --               --                     --               --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net assets end of period               $       980,093  $         1,784,717  $       123,580  $             348,394  $            --
-------------------------------------  ===============  ===================  ===============  =====================  ===============

(1) Contract unit transactions
Units Outstanding at December 31,
   2006                                             --                   --               --                     --               --

      Units Issued                              98,130              181,129           12,655                 32,631               --
      Units Redeemed                            (4,774)             (11,066)              --                     (5)              --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Units Outstanding at December 31,
   2007                                         93,356              170,063           12,655                 32,626               --
                                       ===============  ===================  ===============  =====================  ===============

                                                      JNL/             JNL/                              JNL/            JNL/
                                                   S&P Managed      S&P Managed         JNL/         S&P Managed     S&P Managed
                                                   Aggressive      Conservative     S&P Managed        Moderate        Moderate
                                                Growth Portfolio     Portfolio    Growth Portfolio    Portfolio    Growth Portfolio
                                                ----------------   ------------   ----------------   -----------   ----------------
Operations
   Net investment income (loss)                 $        (40,204)  $    255,673   $        (61,904)  $   421,570   $        403,251
   Net realized gain (loss) on investments             3,211,995        628,939          8,060,214     1,475,141          8,066,027
   Net change in unrealized appreciation
      (depreciation) on investments                    1,412,314       (274,706)        (1,560,997)      (55,073)        (1,908,989)
                                                ----------------   ------------   ----------------   -----------   ----------------
Net increase (decrease) in net assets
   from operations                                     4,584,105        609,906          6,437,313     1,841,638          6,560,289
                                                ----------------   ------------   ----------------   -----------   ----------------
Contract transactions (1)
   Purchase payments (Note 4)                          8,747,061      6,642,150         17,644,703    12,600,038         22,326,622
   Surrenders and terminations                        (7,516,330)    (1,228,142)        (5,575,746)   (1,628,326)        (6,311,737)
   Transfers between portfolios                       (4,421,284)     5,643,771         (4,235,352)    2,003,824         (1,229,767)
   Net annuitization transactions                             --             --                 --            --           (125,340)
   Policyholder charges (Note 3)                         (93,187)       (11,479)           (79,552)      (19,027)           (66,973)
                                                ----------------   ------------   ----------------   -----------   ----------------
Net increase (decrease) in net assets from
   contract transactions                              (3,283,740)    11,046,300          7,754,053    12,956,509         14,592,805
                                                ----------------   ------------   ----------------   -----------   ----------------
Net increase (decrease) in net assets                  1,300,365     11,656,206         14,191,366    14,798,147         21,153,094

Net assets beginning of period                        66,026,820      9,825,215         93,894,987    27,778,838         92,694,658
                                                ----------------   ------------   ----------------   -----------   ----------------
Net assets end of period                        $     67,327,185   $ 21,481,421   $    108,086,353   $42,576,985   $    113,847,752
--------------------------------------------    ================   ============   ================   ============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 4,648,674        883,912          6,481,110     2,374,606          6,674,551

      Units Issued                                       728,010      1,302,854          1,480,131     1,500,255          2,041,168
      Units Redeemed                                    (993,329)      (338,535)        (1,015,494)     (439,153)        (1,074,083)
                                                ----------------   ------------   ----------------   -----------   ----------------
Units Outstanding at December 31, 2007                 4,383,355      1,848,231          6,945,747     3,435,708          7,641,636
                                                ================   ============   ================   ===========   ================

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/S&P                JNL/S&P
                                        Moderate Growth           Moderate            JNL/S&P          JNL/S&P          JNL/S&P
                                           Retirement        Retirement Strategy  Retirement 2015  Retirement 2020  Retirement 2025
                                      Strategy Portfolio(a)      Portfolio(a)        Portfolio        Portfolio        Portfolio
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)       $                  --  $                --  $        (9,869) $        (9,796) $        (5,098)
   Net realized gain (loss)
      on investments                                     --                   --            8,397            6,333           10,366
   Net change in unrealized
      appreciation (depreciation)
      on investments                                     --                   --           55,874           42,967           16,578
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from operations                                --                   --           54,402           39,504           21,846
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                            --                   --          857,761          848,780          537,330
   Surrenders and terminations                           --                   --          (22,418)         (13,001)         (32,671)
   Transfers between portfolios                          --                   --          303,585           52,009          121,616
   Net annuitization transactions                        --                   --               --               --               --
   Policyholder charges (Note 3)                         --                   --              (52)             (31)             (25)
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from contract transactions                     --                   --        1,138,876          887,757          626,250
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets                                                --                   --        1,193,278          927,261          648,096

Net assets beginning of period                           --                   --          334,101          252,061           81,864
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net assets end of period              $                  --  $                --  $     1,527,379  $     1,179,322  $       729,960
------------------------------------  =====================  ===================  ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31,
   2006                                                  --                   --           30,889           23,034            7,429

      Units Issued                                       --                   --          102,709           78,347           63,644
      Units Redeemed                                     --                   --           (2,116)          (1,180)          (9,807)
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Units Outstanding at December 31,
   2007                                                  --                   --          131,482          100,201           61,266
                                      =====================  ===================  ===============  ===============  ===============

                                                      JNL/
                                                 S&P Retirement     JNL/S&P       JNL/Select      JNL/Select       JNL/
                                                     Income       Total Yield      Balanced     Money Market   Select Value
                                                    Portfolio     Portfolio(b)    Portfolio      Portfolio       Portfolio
                                                 --------------   ------------   ------------   ------------   ------------
Operations
   Net investment income (loss)                  $      (16,171)  $         --   $    130,660   $    526,322   $    241,124
   Net realized gain (loss) on investments               24,018             --      1,206,925              1      1,016,274
   Net change in unrealized appreciation
      (depreciation) on investments                     109,642             --       (627,440)            (1)      (801,661)
                                                 --------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from operations                                      117,489             --        710,145        526,322        455,737
                                                 --------------   ------------   ------------   ------------   ------------
Contract transactions (1)
   Purchase payments (Note 4)                         1,258,326             --      3,517,289     16,986,341      3,111,348
   Surrenders and terminations                         (173,895)            --     (1,661,149)    (7,714,939)      (586,362)
   Transfers between portfolios                         908,733             --      1,792,876     (1,504,206)     2,894,547
   Net annuitization transactions                            --             --         17,635             --             --
   Policyholder charges (Note 3)                         (1,468)            --        (14,105)       (95,076)        (5,427)
                                                 --------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets from
   contract transactions                              1,991,696             --      3,652,546      7,672,120      5,414,106
                                                 --------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                 2,109,185             --      4,362,691      8,198,442      5,869,843

Net assets beginning of period                        1,559,971             --     13,152,047     15,512,883      7,631,142
                                                 --------------   ------------   ------------   ------------   ------------
Net assets end of period                         $    3,669,156   $         --   $ 17,514,738   $ 23,711,325   $ 13,500,985
----------------------------------------------   ==============   ============   ============   ============   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                  147,407             --        613,977      1,308,667        371,624

      Units Issued                                      206,916             --        413,860      4,068,390        415,055
      Units Redeemed                                    (24,316)            --       (303,528)    (3,461,434)      (165,723)
                                                 --------------   ------------   ------------   ------------   ------------
Units Outstanding at December 31, 2007                  330,007             --        724,309      1,915,623        620,956
                                                 ==============   ============   ============   ============   ============

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                     JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                                 Price Established   Price Mid-Cap      Price Value
                                                  Growth Portfolio   Growth Portfolio    Portfolio
                                                 -----------------   ----------------   ------------
Operations
   Net investment income (loss)                  $        (196,344)  $         23,383   $    166,546
   Net realized gain (loss) on investments               3,143,205          4,806,105      2,452,871
   Net change in unrealized appreciation
      (depreciation) on investments                       (636,523)          (684,359)    (3,073,565)
                                                 -----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                                       2,310,338          4,145,129       (454,148)
                                                 -----------------   ----------------   ------------
Contract transactions (1)
   Purchase payments (Note 4)                            4,769,671          4,221,983      4,715,691
   Surrenders and terminations                          (2,476,325)        (2,371,234)    (1,763,396)
   Transfers between portfolios                          8,202,732          6,055,100        (61,815)
   Net annuitization transactions                           (3,608)                --         (4,067)
   Policyholder charges (Note 3)                           (19,065)           (21,510)       (17,190)
                                                 -----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                                10,473,405          7,884,339      2,869,223
                                                 -----------------   ----------------   ------------
Net increase (decrease) in net assets                   12,783,743         12,029,468      2,415,075

Net assets beginning of period                          24,645,128         27,847,014     28,660,165
                                                 -----------------   ----------------   ------------
Net assets end of period                         $      37,428,871   $     39,876,482   $ 31,075,240
----------------------------------------------   =================   ================   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   1,059,778            893,001      1,803,994

      Units Issued                                         720,680            399,622        533,940
      Units Redeemed                                      (277,848)          (267,293)      (373,300)
                                                 -----------------   ----------------   ------------
Units Outstanding at December 31, 2007                   1,502,610          1,025,330      1,964,634
                                                 =================   ================   ============

                     See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company of New York ("Jackson") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety-three (93) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund *
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

---------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME               CURRENT PORTFOLIO NAME             EFFECTIVE DATE
---------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund      JNL/Lazard Mid Cap Equity Fund     March 31, 2008
---------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund    JNL/Lazard Small Cap Equity Fund   March 31, 2008
---------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund           JNL/AIM Global Real Estate Fund    October 6, 2008
---------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements"
--------------------------------------------------------------------------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $259,376 and $176,750, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2008 and 2007, transfer fee charges were assessed in the amount of $575 and $1,625, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

      Surrender or Contingent Deferred Sales Charge
      ---------------------------------------------

      During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2008 and 2007, surrender charges were assessed in the amount of $1,519,846 and $1,019,652, respectively.

      Optional Benefit Charges
      ------------------------

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.81%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges
      ------------------------

      Contract Enhancement Charge. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

      Withdrawal Charge Period. If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.60% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 - Related Party Transactions
-----------------------------------

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $1,967,258 and $3,802,593 to the Separate Account in the form of additional premium to contract owner's accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/AIM Global Real Estate Fund                          $   5,135,500   $   3,473,298
JNL/AIM International Growth Fund                            9,779,720       5,718,256
JNL/AIM Large Cap Growth Fund                                4,641,158       2,930,880
JNL/AIM Small Cap Growth Fund                                1,601,829       1,321,519
JNL/Capital Guardian Global Balanced Fund                    7,325,103       5,201,128
JNL/Capital Guardian Global Diversified Research Fund        5,393,044       3,158,156
JNL/Capital Guardian International Small Cap Fund            1,283,391         275,383
JNL/Capital Guardian U.S. Growth Equity Fund                 4,803,509       3,412,755
JNL/Credit Suisse Global Natural Resources Fund             38,977,987      27,437,514
JNL/Credit Suisse Long/Short Fund                            2,692,687         730,813
JNL/Eagle Core Equity Fund                                   2,148,351       1,685,804
JNL/Eagle SmallCap Equity Fund                               2,980,360       2,573,530
JNL/Franklin Templeton Founding Strategy Fund               19,572,991      14,013,030
JNL/Franklin Templeton Global Growth Fund                    2,907,432       2,536,851
JNL/Franklin Templeton Income Fund                          34,132,828      28,981,709
JNL/Franklin Templeton Mutual Shares Fund                    3,775,863       2,147,681
JNL/Franklin Templeton Small Cap Value Fund                  2,054,046       1,247,921
JNL/Goldman Sachs Core Plus Bond Fund                        6,561,515       5,682,667
JNL/Goldman Sachs Emerging Markets Debt Fund                    87,805             133
JNL/Goldman Sachs Mid Cap Value Fund                         2,286,823       1,811,749
JNL/Goldman Sachs Short Duration Bond Fund                   2,660,009       1,842,803
JNL/JPMorgan International Value Fund                       12,642,426      11,016,291
JNL/JPMorgan MidCap Growth Fund                              2,637,514       3,394,033
JNL/JPMorgan U.S. Government & Quality Bond Fund            11,789,492       7,719,043
JNL/Lazard Emerging Markets Fund                            11,909,193       5,627,936
JNL/Lazard Mid Cap Equity Fund                               2,795,623       3,323,141
JNL/Lazard Small Cap Equity Fund                             2,353,167       2,780,996
JNL/M&G Global Basics Fund                                      20,425              63
JNL/M&G Global Leaders Fund                                     78,951          48,485
JNL/MCM 10 x 10 Fund                                        11,880,648       1,862,175
JNL/MCM Bond Index Fund                                      5,454,206       6,746,359
JNL/MCM Enhanced S&P 500 Stock Index Fund                    6,318,581       4,363,804
JNL/MCM European 30 Fund                                        22,557              62
JNL/MCM Index 5 Fund                                         3,752,982         336,211
JNL/MCM International Index Fund                            26,862,109      25,739,359

                                                                          Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/MCM Pacific Rim 30 Fund                              $      23,484   $        110
JNL/MCM S&P 400 MidCap Index Fund                           10,580,708      8,606,594
JNL/MCM S&P 500 Index Fund                                   9,772,488     12,000,027
JNL/MCM Small Cap Index Fund                                12,644,821      8,692,475
JNL/Oppenheimer Global Growth Fund                           7,854,222      6,683,623
JNL/PAM Asia ex-Japan Fund                                   1,425,277        518,167
JNL/PAM China-India Fund                                     2,508,406        704,667
JNL/PIMCO Real Return Fund                                  33,515,716     18,116,160
JNL/PIMCO Total Return Bond Fund                            29,544,029     20,386,893
JNL/PPM America Core Equity Fund                               284,135        766,715
JNL/PPM America High Yield Bond Fund                         7,539,099      7,390,907
JNL/PPM America Mid Cap Value Fund                             556,685        167,299
JNL/PPM America Small Cap Value Fund                           540,553        205,457
JNL/PPM America Value Equity Fund                            1,474,959      1,433,603
JNL/Red Rocks Listed Private Equity Fund                       253,161            808
JNL/S&P 4 Fund                                              13,143,220      1,522,762
JNL/S&P Competitive Advantage Fund                           1,198,229        747,992
JNL/S&P Disciplined Growth Fund                                933,711        155,467
JNL/S&P Disciplined Moderate Fund                            2,496,868        682,707
JNL/S&P Disciplined Moderate Growth Fund                     3,087,119        670,907
JNL/S&P Dividend Income & Growth Fund                        1,395,908         88,972
JNL/S&P Growth Retirement Strategy Fund                         31,880        232,864
JNL/S&P Intrinsic Value Fund                                   417,001        172,821
JNL/S&P Managed Aggressive Growth Fund                      30,295,914     36,288,670
JNL/S&P Managed Conservative Fund                           24,215,057     10,237,978
JNL/S&P Managed Growth Fund                                 49,620,808     50,284,599
JNL/S&P Managed Moderate Fund                               33,440,058     18,182,099
JNL/S&P Managed Moderate Growth Fund                        35,448,434     37,334,485
JNL/S&P Moderate Growth Retirement Strategy Fund                    --             --
JNL/S&P Moderate Retirement Strategy Fund                           --             --
JNL/S&P Retirement 2015 Fund                                 1,634,038        496,460
JNL/S&P Retirement 2020 Fund                                   583,258        296,456
JNL/S&P Retirement 2025 Fund                                   421,783        175,592
JNL/S&P Retirement Income Fund                               1,551,532      1,390,603
JNL/S&P Total Yield Fund                                     8,811,772      1,439,313

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/Select Balanced Fund                                 $   8,825,795   $  6,062,137
JNL/Select Money Market Fund                                67,228,988     56,666,059
JNL/Select Value Fund                                        5,401,931      6,172,970

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/T.Rowe Price Established Growth Fund                 $   7,183,197   $  7,724,412
JNL/T.Rowe Price Mid-Cap Growth Fund                        12,077,734     15,159,474
JNL/T.Rowe Price Value Fund                                  8,748,952      7,389,159

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/MCM 25 Fund                                          $  11,924,035   $  5,490,865
JNL/MCM Communications Sector Fun                            2,169,311      3,723,631
JNL/MCM Consumer Brands Sector Fund                          1,135,718        494,822
JNL/MCM Dow SM Dividend Fund                                21,363,825     21,311,805
JNL/MCM Financial Sector Fund                                4,724,644      1,858,522
JNL/MCM Healthcare Sector Fund                              10,423,683      4,678,149
JNL/MCM JNL 5 Fund                                         125,497,120    100,890,800
JNL/MCM JNL Optimized 5 Fund                                28,816,972     21,213,624
JNL/MCM Nasdaq(R) 25 Fund                                    2,334,806      2,294,476

                                                                            Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/MCM NYSE(R) International 25 Fund                    $   4,337,989   $  2,810,944
JNL/MCM Oil & Gas Sector Fund                               14,420,929     11,761,746
JNL/MCM S&P(R) 24 Fund                                       8,742,914        850,787
JNL/MCM S&P(R) SMid 60 Fund                                  6,114,013      1,587,131
JNL/MCM Select Small-Cap Fund                                2,827,948      3,270,145
JNL/MCM Technology Sector Fund                               3,378,015      2,146,963
JNL/MCM Value Line(R) 30 Fund                               38,729,838     39,595,334
JNL/MCM VIP Fund                                             6,784,069      3,102,875

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                                JNL/Capital
                         JNL/AIM Global           JNL/AIM               JNL/AIM               JNL/AIM          Guardian Global
                           Real Estate         International           Large Cap             Small Cap            Balanced
                          Portfolio(a)       Growth Portfolio      Growth Portfolio      Growth Portfolio        Portfolio
                         --------------      ----------------      ----------------      ----------------      ---------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $     7.794000      $       8.941970      $       7.324091      $       8.026065      $      7.264910
   Total Return *                -37.64%               -42.72%               -40.11%               -41.86%              -31.10%
   Ratio of Expenses **            3.06%                 3.06%                 4.00%                 3.60%                4.00%

Period ended
   December 31, 2007

   Unit Value            $    12.498967      $      15.610040      $      12.228711      $      13.804828      $     10.543817
   Total Return *                -19.38%***              6.87%***             11.19%                 7.41%                3.70%
   Ratio of Expenses **            3.06%                 3.06%                 4.00%                 3.60%                4.00%

Period ended
   December 31, 2006

   Unit Value            $     15.193606     $      14.852999      $      10.998069      $      12.851988      $     10.167521
   Total Return *                 32.43%                19.03%                 3.64%                10.45%                6.46%
   Ratio of Expenses **            2.95%                 2.95%                 4.00%                 3.60%                4.00%

Period ended
   December 31, 2005

   Unit Value            $    11.473288      $      12.478356      $      10.611801      $      11.635991      $      9.550912
   Total Return *                  9.43***              12.58%***              3.04%                 4.60%                5.78%
   Ratio of Expenses **            2.95%                 2.95%                 4.00%                 3.60%            4.00%

Period ended
   December 31, 2004

   Unit Value                       n/a      $      11.699840      $      10.298874      $      11.124630      $      9.028769
   Total Return *                   n/a                  0.70%***              8.22%***              7.51%***             9.97%***
   Ratio of Expenses **             n/a                  2.87%                 4.00%                 3.60%                4.00%

                             JNL/Capital             JNL/Capital           JNL/Capital       JNL/Credit Suisse          JNL/
                           Guardian Global             Guardian           Guardian U.S.        Global Natural      Credit Suisse
                             Diversified         International Small      Growth Equity          Resources           Long/Short
                         Research Portfolio        Cap Portfolio(c)         Portfolio           Portfolio(b)       Portfolio(b)
                         ------------------      -------------------      -------------      -----------------     -------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $        14.291823      $          4.421985      $   14.196883      $        6.386254     $    6.443505
   Total Return *                    -41.86%***               -55.11%            -42.60%                -52.69%           -39.20%
   Ratio of Expenses **                2.92%                   2.645%              2.95%                  3.06%             2.46%

Period ended
   December 31, 2007

   Unit Value            $        26.239730      $          9.849998      $   24.731198      $       13.499173     $   10.597762
   Total Return *                      2.45%***                -2.45%***           6.52%                 14.39%***         -1.94%***
   Ratio of Expenses **                2.72%                   2.645%              2.95%                  3.06%             2.46%

Period ended
   December 31, 2006

   Unit Value            $        23.065061                      n/a      $   23.216435                    n/a               n/a
   Total Return *                     10.57%                     n/a               1.57%                   n/a               n/a
   Ratio of Expenses **                2.45%                     n/a               2.95%                   n/a               n/a

Period ended
   December 31, 2005

   Unit Value            $        20.859781                      n/a      $   22.857142                    n/a               n/a
   Total Return *                     -0.55%                     n/a               7.25%***                n/a               n/a
   Ratio of Expenses **                2.45%                     n/a               2.95%                   n/a               n/a

Period ended
   December 31, 2004

   Unit Value            $        20.974400                      n/a      $   22.554973                    n/a               n/a
   Total Return *                      7.07%***                  n/a              -0.27%***                n/a               n/a
   Ratio of Expenses **                2.45%                     n/a               2.92%                   n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                           JNL/Capital
                         JNL/AIM Global           JNL/AIM               JNL/AIM            JNL/AIM       Guardian Global
                          Real Estate          International           Large Cap          Small Cap          Balanced
                          Portfolio(a)       Growth Portfolio      Growth Portfolio   Growth Portfolio      Portfolio
                         --------------      ----------------      ----------------   ----------------   ---------------
Lowest expense ratio
Period ended
   December 31, 2008

   Unit Value            $     8.329075      $      11.524130      $       9.018126   $       9.499926   $      9.221201
   Total Return *                -36.50%               -35.61%***            -38.35%            -40.48%           -29.18%
   Ratio of Expenses **            1.25%                 1.20%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2007

   Unit Value            $     13.117101     $      19.623745      $      14.626770   $      15.960342   $     13.020007
   Total Return *             -16.07%***                 8.41%                14.48%              9.98%             6.61%
   Ratio of Expenses **            1.25%                 1.25%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2006

   Unit Value            $    15.628634      $      18.102209      $      12.776730   $      14.511723   $     12.212895
   Total Return *                 34.78%                21.07%                 6.68%             13.07%             9.42%
   Ratio of Expenses **            1.35%                 1.25%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2005

   Unit Value            $    11.595734      $      14.952201      $      11.976548   $      12.834332   $     11.161868
   Total Return *                  9.03%***              9.32%                 6.06%              7.08%             8.72%
   Ratio of Expenses **            1.35%                 1.25%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2004

   Unit Value                      n/a       $      13.677913      $      11.292011   $      11.986082   $     10.266186
   Total Return *                  n/a                  14.89%                 4.49%              5.53%             8.06%
   Ratio of Expenses **            n/a                   1.25%                 1.10%              1.25%             1.25%

                             JNL/Capital          JNL/Capital          JNL/Capital       JNL/Credit Suisse           JNL/
                           Guardian Global         Guardian           Guardian U.S.        Global Natural       Credit Suisse
                            Diversified      International Small      Growth Equity          Resources           Long/Short
                         Research Portfolio    Cap Portfolio(c)         Portfolio           Portfolio(b)         Portfolio(b)
                         ------------------  -------------------      -------------      -----------------      -------------
Lowest expense ratio
Period ended
   December 31, 2008

   Unit Value            $        17.948440  $          4.484082      $   18.024075      $        6.622915      $    6.604318
   Total Return *                    -43.20%              -54.52%            -37.16%***             -50.26%***         -32.20%***
   Ratio of Expenses **                1.25%                1.35%              1.20%                  1.20%              1.20%

Period ended
   December 31, 2007

   Unit Value            $        31.597476  $          9.859775      $   30.659761      $       13.730889      $   10.710847
   Total Return *                  -3.47%***               -2.17%***           8.36%                  1.58%***           4.97%***
   Ratio of Expenses **                1.25%                1.35%              1.25%                  1.25%              1.35%

Period ended
   December 31, 2006

   Unit Value            $        26.214779                  n/a      $   28.294191                    n/a                n/a
   Total Return *                     11.79%                 n/a               3.31%                   n/a                n/a
   Ratio of Expenses **                1.35%                 n/a               1.25%                   n/a                n/a

Period ended
   December 31, 2005

   Unit Value            $        23.449660                  n/a      $   27.387918                    n/a                n/a
   Total Return *                      0.55%                 n/a               3.37%                   n/a                n/a
   Ratio of Expenses **                1.35%                 n/a               1.25%                   n/a                n/a

Period ended
   December 31, 2004

   Unit Value            $        23.321437                  n/a      $   26.494836                    n/a                n/a
   Total Return *                     15.90%                 n/a               8.24%                   n/a                n/a
   Ratio of Expenses **                1.35%                 n/a               1.25%                   n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                      JNL/Capital
                              JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                Real Estate     International       Large Cap         Small Cap         Balanced
                               Portfolio(a)   Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                              --------------  ----------------  ----------------  ----------------  ---------------
Portfolio data
Period ended
   December 31, 2008

   Net Assets (in thousands)  $        4,718  $          9,437  $          5,553  $          2,303  $         9,625
   Units Outstanding
      (in thousands)                     577               906               650               254            1,077
   Investment Income Ratio *            2.10%             0.45%             0.15%             0.00%            1.10%

Period ended
   December 31, 2007

   Net Assets (in thousands)  $        6,850  $         14,387  $          7,404  $          3,930  $        12,554
   Units Outstanding
      (in thousands)                     530               816               535               258              990
   Investment Income Ratio *            2.50%             1.71%             0.42%             0.28%            2.59%

Period ended
   December 31, 2006

   Net Assets (in thousands)  $        7,640  $          8,157  $          6,042  $          3,987  $        10,268
   Units Outstanding
      (in thousands)                     494               519               497               287              859
   Investment Income Ratio *            0.08%             0.17%             0.00%             0.00%            0.13%

Period ended
   December 31, 2005

   Net Assets (in thousands)  $        1,179  $          3,690  $          4,672  $          3,488  $         8,699
   Units Outstanding
      (in thousands)                     102               308               409               283              790
   Investment Income Ratio *            0.00%             1.82%             0.04%             0.00%            0.01%

Period ended
   December 31, 2004

   Net Assets (in thousands)             n/a  $          3,078  $          3,366  $          3,727  $         6,684
   Units Outstanding
      (in thousands)                     n/a               295               312               324              648
   Investment Income Ratio *             n/a              1.34%             0.00%             0.00%            1.36%

                                  JNL/Capital          JNL/Capital      JNL/Capital   JNL/Credit Suisse       JNL/
                                Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                  Diversified     International Small  Growth Equity      Resources        Long/Short
                              Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(b)     Portfolio(b)
                              ------------------  -------------------  -------------  -----------------  -------------
Portfolio data
Period ended
   December 31, 2008

   Net Assets (in thousands)  $            4,641  $               709  $       6,682  $          17,074  $       1,601
   Units Outstanding
      (in thousands)                         347                  159            557              2,612            245
   Investment Income Ratio *                0.00%                0.22%          0.00%              0.08%          0.00%

Period ended
   December 31, 2007

   Net Assets (in thousands)  $            5,787  $               155  $       9,399  $          22,157  $         518
   Units Outstanding
      (in thousands)                         299                   16            537              1,622             49
   Investment Income Ratio *                0.71%                0.00%          0.00%              0.00%          0.00%

Period ended
   December 31, 2006

   Net Assets (in thousands)  $            3,676                  n/a  $       7,526                n/a            n/a
   Units Outstanding
      (in thousands)                          273                 n/a            528                n/a            n/a
   Investment Income Ratio *                0.09%                 n/a           0.00%                n/a           n/a

Period ended
   December 31, 2005

   Net Assets (in thousands)  $            3,601                  n/a  $       7,392                n/a            n/a
   Units Outstanding
      (in thousands)                         326                  n/a            623                n/a            n/a
   Investment Income Ratio *                0.54%                 n/a           0.00%               n/a            n/a

Period ended
   December 31, 2004

   Net Assets (in thousands)   $            3,654                 n/a  $       7,131                n/a            n/a
   Units Outstanding
      (in thousands)                          357                 n/a            698                n/a            n/a
   Investment Income Ratio *                0.00%                 n/a           0.00%               n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                          JNL/Eagle        JNL/Eagle                JNL/Franklin            Templeton            JNL/Franklin
                         Core Equity      SmallCap Equity        Templeton Founding       Global Growth           Templeton
                          Portfolio          Portfolio         Strategy Portfolio(c)       Portfolio(c)      Income Portfolio(b)
                         -----------      ---------------      ---------------------      -------------      -------------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $  9.000976      $     13.075035      $            6.086256      $    5.643363      $          7.240302
   Total Return *             -41.10%              -40.06%                    -37.97%            -42.33%                  -31.85%
   Ratio of Expenses **        3.445%                2.92%                      2.92%              2.92%                    3.06%

Period ended
   December 31, 2007

   Unit Value            $ 15.282170      $     21.815073      $            9.812218      $    9.785701      $         10.624672
   Total Return *              -2.84%                8.85%                     -3.47%***          -8.10%***                -3.52%***
   Ratio of Expenses **        3.445%                2.92%                      2.92%              2.92%                    3.06%

Period ended
   December 31, 2006

   Unit Value            $ 15.728676      $     20.041342                        n/a                n/a      $         10.767823
   Total Return *               8.55%               16.65%                       n/a                n/a                     5.49%***
   Ratio of Expenses **        3.445%                2.92%                       n/a                n/a                     2.92%

Period ended
   December 31, 2005

   Unit Value            $ 14.489276      $     17.181084                        n/a                n/a                      n/a
   Total Return *              -0.12%               -0.42%                       n/a                n/a                      n/a
   Ratio of Expenses **        3.445%                2.92%                       n/a                n/a                      n/a

Period ended
   December 31, 2004

   Unit Value            $ 14.506247      $     17.253799                        n/a                n/a                      n/a
   Total Return *               5.17%***            14.73%***                    n/a                n/a                      n/a
   Ratio of Expenses **        3.445%                2.92%                       n/a                n/a                      n/a

                                                    JNL/Franklin              JNL/           JNL/Goldman               JNL/
                             JNL/Franklin             Templeton          Goldman Sachs     Sachs Emerging        Goldman Sachs
                           Templeton Mutual           Small Cap            Core Plus        Markets Debt            Mid Cap
                         Shares Portfolio(c)     Value Portfolio(a)     Bond Portfolio      Portfolio(d)      Value Portfolio(a)
                         -------------------     ------------------     --------------     --------------     ------------------
Highest expense ratio

Period ended
   December 31, 2008

   Unit Value            $          5.918448     $         7.322015     $    14.817905     $     9.627208     $         7.740295
   Total Return *                     -39.47%                -35.05%             -8.25%              1.68%***             -38.02%
   Ratio of Expenses **                 2.56%                  2.92%              3.30%              2.32%                  3.06%

Period ended
   December 31, 2007

   Unit Value            $          9.777653     $        11.273287     $    16.150638                n/a     $        12.488638
   Total Return *                      -5.59%***              -8.86%              3.51%               n/a                  -6.17%***
   Ratio of Expenses **                 2.56%                  2.92%              3.30%               n/a                   3.06%

Period ended
   December 31, 2006

   Unit Value                            n/a     $        12.368543     $    15.602425                n/a     $        12.557941
   Total Return *                        n/a                   8.71%***           1.30%               n/a                   8.72%***
   Ratio of Expenses **                  n/a                   2.92%              3.30%               n/a                   2.92%

Period ended
   December 31, 2005

   Unit Value                            n/a     $        10.822833     $    15.402942                n/a     $        11.186412
   Total Return *                        n/a                  -2.06%***          -0.70%               n/a                   0.75%***
   Ratio of Expenses **                  n/a                   2.86%              3.30%               n/a                   2.72%

Period ended
   December 31, 2004

   Unit Value                            n/a                    n/a     $    15.511811                n/a                    n/a
   Total Return *                        n/a                    n/a                5.6%***            n/a                    n/a
   Ratio of Expenses **                  n/a                    n/a               3.30%               n/a                    n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                         JNL/Franklin
                                 JNL/Eagle      JNL/Eagle         JNL/Franklin             Templeton            JNL/Franklin
                                Core Equity  SmallCap Equity    Templeton Founding       Global Growth           Templeton
                                 Portfolio      Portfolio     Strategy Portfolio(c)       Portfolio(c)      Income Portfolio(b)
                                -----------  ---------------  ---------------------      -------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $ 12.009007  $     16.353961  $            6.288338      $    5.830781      $          7.598687
   Total Return *                    -39.70%          -38.96%                -36.93%            -41.36%                  -30.61%
   Ratio of Expenses **                1.10%            1.10%                  1.25%              1.25%                    1.25%

Period ended December 31, 2007

   Unit Value                   $ 19.916715  $     26.791566  $            9.970116      $    9.943224      $         10.950553
   Total Return *                     -0.52%           10.86%                 -4.99%***          -7.78%***                 0.58%***
   Ratio of Expenses **                1.10%            1.10%                  1.25%              1.25%                    1.25%

Period ended December 31, 2006

   Unit Value                   $ 20.020920  $     24.167102                    n/a                n/a      $         10.887761
   Total Return *                     11.12%           18.78%                   n/a                n/a                     8.88%***
   Ratio of Expenses **                1.10%            1.10%                   n/a                n/a                     1.40%

Period ended December 31, 2005

   Unit Value                   $ 18.016966  $     20.346844                    n/a                n/a                      n/a
   Total Return *                      2.25%            1.40%                   n/a                n/a                      n/a
   Ratio of Expenses **                1.10%            1.10%                   n/a                n/a                      n/a

Period ended December 31, 2004

   Unit Value                   $ 17.621100  $     20.065533                    n/a                n/a                      n/a
   Total Return *                      6.65%           13.28%                   n/a                n/a                      n/a
   Ratio of Expenses **                1.10%            1.10%                   n/a                n/a                      n/a

                                                         JNL/Franklin              JNL/      JNL/Goldman             JNL/
                                   JNL/Franklin           Templeton           Goldman Sachs Sachs Emerging      Goldman Sachs
                                 Templeton Mutual         Small Cap             Core Plus    Markets Debt          Mid Cap
                               Shares Portfolio(c)    Value Portfolio(a)     Bond Portfolio  Portfolio(d)     Value Portfolio(a)
                               -------------------    ------------------     -------------- --------------    ------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                  $          6.077994    $         7.755973     $    20.002660     $ 9.649295    $         8.241286
   Total Return *                           -34.06%***            -34.03%             -6.21%          7.15%***            -36.95%
   Ratio of Expenses **                       1.20%                 1.35%              1.10%          1.35%                 1.35%

Period ended December 31, 2007

   Unit Value                  $          9.900980    $        11.756122     $    21.327295            n/a    $        13.070993
   Total Return *                            -2.04%***             -7.40%              5.83%           n/a                  1.41%
   Ratio of Expenses **                       1.25%                 1.35%              1.10%           n/a                  1.35%

Period ended December 31, 2006

   Unit Value                                  n/a    $        12.695707     $    20.152585            n/a    $        12.889320
   Total Return *                              n/a                 16.13%              3.54%           n/a                 14.18%
   Ratio of Expenses **                        n/a                  1.35%              1.10%           n/a                  1.35%

Period ended December 31, 2005

   Unit Value                                  n/a    $        10.931928     $    19.463165            n/a    $        11.288517
   Total Return *                              n/a                 -0.22%***           1.50%           n/a                 -0.04%***
   Ratio of Expenses **                        n/a                  1.35%              1.10%           n/a                  1.35%

Period ended December 31, 2004

   Unit Value                                  n/a                   n/a     $    19.175338            n/a                   n/a
   Total Return *                              n/a                   n/a               7.39%           n/a                   n/a
   Ratio of Expenses **                        n/a                   n/a               1.10%           n/a                   n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                                      JNL/Eagle      JNL/Eagle          JNL/Franklin        Templeton        JNL/Franklin
                                     Core Equity  SmallCap Equity    Templeton Founding   Global Growth       Templeton
                                      Portfolio      Portfolio     Strategy Portfolio(c)   Portfolio(c)  Income Portfolio(b)
                                     -----------  ---------------  ---------------------  -------------  -------------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)         $     2,152  $         4,286  $              26,679  $       3,094  $            23,604
   Units Outstanding (in thousands)          235              299                  4,280            535                3,144
   Investment Income Ratio *                2.51%            0.00%                  1.39%          0.02%                0.09%

Period ended December 31, 2007

   Net Assets (in thousands)         $     4,094  $         6,747  $              36,507  $       4,740  $            28,076
   Units Outstanding (in thousands)          286              296                  3,678            479                2,586
   Investment Income Ratio *                1.98%            2.17%                  0.00%          1.22%                4.15%

Period ended December 31, 2006

   Net Assets (in thousands)         $     4,580  $         5,301                    n/a            n/a  $             5,251
   Units Outstanding (in thousands)          314              273                    n/a            n/a                  484
   Investment Income Ratio *                0.00%            0.00%                   n/a            n/a                 0.47%

Period ended December 31, 2005

   Net Assets (in thousands)         $     4,512  $         4,322                    n/a            n/a                  n/a
   Units Outstanding (in thousands)          348              275                    n/a            n/a                  n/a
   Investment Income Ratio *                0.90%            0.00%                   n/a            n/a                  n/a

Period ended December 31, 2004

   Net Assets (in thousands)         $     4,371  $         5,125                    n/a            n/a                  n/a
   Units Outstanding (in thousands)          354              347                    n/a            n/a                  n/a
   Investment Income Ratio *                0.83%            0.00%                   n/a            n/a                  n/a

                                                             JNL/Franklin          JNL/         JNL/Goldman          JNL/
                                         JNL/Franklin          Templeton       Goldman Sachs  Sachs Emerging     Goldman Sachs
                                       Templeton Mutual        Small Cap         Core Plus     Markets Debt         Mid Cap
                                     Shares Portfolio(c)  Value Portfolio(a)  Bond Portfolio   Portfolio(d)   Value Portfolio(a)
                                     -------------------  ------------------  --------------  --------------  ------------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)         $             5,576  $            2,371  $       14,518  $           90  $            2,680
   Units Outstanding (in thousands)                  925                 310             825               9                 331
   Investment Income Ratio *                        0.00%               1.14%           3.90%           0.00%               0.99%

Period ended December 31, 2007

   Net Assets (in thousands)         $             7,161  $            2,806  $       15,399             n/a  $            4,209
   Units Outstanding (in thousands)                  726                 242             827             n/a                 327
   Investment Income Ratio *                        0.00%               2.67%           3.69%            n/a                2.05%

Period ended December 31, 2006

   Net Assets (in thousands)                         n/a  $            1,909  $       10,767             n/a  $            1,796
   Units Outstanding (in thousands)                  n/a                 152             613             n/a                 141
   Investment Income Ratio *                         n/a                0.07%           0.00%            n/a                0.09%

Period ended December 31, 2005

   Net Assets (in thousands)                         n/a  $              522  $        8,475             n/a  $              443
   Units Outstanding (in thousands)                  n/a                  48             518             n/a                  40
   Investment Income Ratio *                         n/a                0.00%           5.91%            n/a                0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                         n/a                 n/a  $        6,028             n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a             386             n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a            5.47%            n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                                   JNL/JPMorgan
                                  Goldman Sachs        JNL/JPMorgan        JNL/JPMorgan     U.S. Government        JNL/Lazard
                                 Short Duration        International      MidCap Growth      & Quality Bond     Emerging Markets
                                Bond Portfolio(a)     Value Portfolio       Portfolio          Portfolio          Portfolio(a)
                                ----------------      ---------------     -------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $        9.489982     $      7.524892     $   11.519886     $     12.381527     $       6.668671
   Total Return *                           -6.12%***          -46.49%           -46.04%               2.36%              -51.55%
   Ratio of Expenses **                      2.56%               3.67%             2.92%               4.00%                3.06%

Period ended December 31, 2007

   Unit Value                   $       10.370787     $     14.063652     $   21.350052     $     12.096597     $      13.765183
   Total Return *                            2.25%               7.91%             4.84%               2.19%               31.56%***
   Ratio of Expenses **                      2.47%               3.67%             2.92%                4.00%               3.06%

Period ended December 31, 2006

   Unit Value                   $       10.142734     $     13.032392     $   20.365068     $     11.837508     $      10.811520
   Total Return *                            1.78%***           27.24%             8.84%              -0.79%               14.76%***
   Ratio of Expenses **                      2.47%               3.67%             2.92%               4.00%                2.47%

Period ended December 31, 2005

   Unit Value                                 n/a     $     10.242631     $   18.711181     $     11.931278                  n/a
   Total Return *                             n/a               14.30%             3.12%              -1.65%                 n/a
   Ratio of Expenses **                       n/a                3.67%             2.92%               4.00%                 n/a

Period ended December 31, 2004

   Unit Value                                 n/a     $      8.960817     $   18.145865     $     12.131268                  n/a
   Total Return *                             n/a               16.96%***         13.23%***            3.03%***              n/a
   Ratio of Expenses **                       n/a                3.67%             2.92%               4.00%                 n/a


                                   JNL/Lazard            JNL/Lazard            JNL/M&G             JNL/M&G           JNL/MCM
                                     Mid Cap              Small Cap         Global Basics      Global Leaders         10 x 10
                                Equity Portfolio      Equity Portfolio       Portfolio(c)       Portfolio(c)       Portfolio(b)
                                ----------------      ----------------      -------------      --------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $       9.497574      $       7.304178      $    8.387379      $     8.317768      $   6.068298
   Total Return *                         -41.13%               -40.98%              3.40%***           12.15%***        -37.80%
   Ratio of Expenses **                     3.62%                 4.00%              1.65%               2.00%             2.47%

Period ended December 31, 2007

   Unit Value                   $      16.133863      $      12.376615                n/a                 n/a      $   9.756870
   Total Return *                          -6.09%               -10.48%               n/a                 n/a              2.69%***
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              2.47%

Period ended December 31, 2006

   Unit Value                        $ 17.179980      $      13.825552                n/a                 n/a              n/a
   Total Return *                          10.50%                12.23%               n/a                 n/a              n/a
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              n/a

Period ended December 31, 2005

   Unit Value                   $      15.547664      $      12.318952                n/a                 n/a              n/a
   Total Return *                           4.95%                 0.56%               n/a                 n/a              n/a
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              n/a

Period ended December 31, 2004

   Unit Value                   $      14.814425      $      12.250761                n/a                 n/a              n/a
   Total Return *                          11.71%***             15.46%***            n/a                 n/a              n/a
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/                                             JNL/JPMorgan
                                  Goldman Sachs          JNL/JPMorgan    JNL/JPMorgan  U.S. Government        JNL/Lazard
                                 Short Duration         International   MidCap Growth  & Quality Bond       Emerging Markets
                                Bond Portfolio(a)      Value Portfolio    Portfolio       Portfolio           Portfolio(a)
                                -----------------      ---------------  -------------  ---------------      ----------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $        9.827941      $      9.942002  $   14.466516  $     18.135712      $       6.998757
   Total Return *                           -8.05%***           -45.10%        -45.13%            5.26%               -50.67%
   Ratio of Expenses **                      1.25%                1.10%          1.25%            1.20%                 1.25%

Period ended December 31, 2007

   Unit Value                   $       10.566167      $     18.109633  $   26.367299  $     17.229132      $      14.187324
   Total Return *                            3.41%               10.74%          6.61%            1.64%***             -0.35%***
   Ratio of Expenses **                      1.35%                1.10%          1.25%            1.20%                 1.25%

Period ended December 31, 2006

   Unit Value                   $       10.218127      $     16.353590  $   24.731845      $ 16.297123      $      10.892120
   Total Return *                            2.14%***            30.54%         10.67%            1.97%                 9.15%***
   Ratio of Expenses **                      1.35%                1.10%          1.25%            1.25%                 1.35%

Period ended December 31, 2005

   Unit Value                                 n/a      $     12.527634  $   22.347947      $ 15.981831                   n/a
   Total Return *                             n/a                17.27%          4.85%            1.09%                  n/a
   Ratio of Expenses **                       n/a                 1.10%          1.25%            1.25%                  n/a

Period ended December 31, 2004

   Unit Value                                 n/a      $     10.682523  $   21.314796      $ 15.810068                   n/a
   Total Return *                             n/a                17.19%         16.53%            2.56%                  n/a
   Ratio of Expenses **                       n/a                 1.10%          1.25%            1.25%                  n/a

                                   JNL/Lazard        JNL/Lazard        JNL/M&G              JNL/M&G           JNL/MCM
                                     Mid Cap          Small Cap      Global Basics      Global Leaders        10 x 10
                                Equity Portfolio  Equity Portfolio   Portfolio(c)        Portfolio(c)       Portfolio(b)
                                ----------------  ----------------  --------------      --------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      12.480293  $      10.001438  $     8.393798      $     8.330475      $   6.193316
   Total Return *                         -39.63%           -39.25%          11.48%***           12.21%***        -37.04%
   Ratio of Expenses **                     1.10%             1.10%           1.35%               1.35%             1.25%

Period ended December 31, 2007

   Unit Value                   $      20.673108  $      16.462556             n/a                 n/a      $   9.837116
   Total Return *                          -3.68%            -7.83%            n/a                 n/a             -5.29%***
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a              1.25%

Period ended December 31, 2006

   Unit Value                   $      21.462784  $      17.861338             n/a                 n/a               n/a
   Total Return *                          13.31%            15.52%            n/a                 n/a               n/a
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a               n/a

Period ended December 31, 2005

   Unit Value                   $      18.941460  $      15.461306             n/a                 n/a               n/a
   Total Return *                           7.62%             3.51%            n/a                 n/a               n/a
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a               n/a

Period ended December 31, 2004

   Unit Value                   $      17.600238  $      14.937420             n/a                 n/a               n/a
   Total Return *                          13.67%            11.68%            n/a                 n/a               n/a
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                           JNL/                                          JNL/JPMorgan
                                       Goldman Sachs      JNL/JPMorgan   JNL/JPMorgan   U.S. Government    JNL/Lazard
                                       Short Duration    International   MidCap Growth  & Quality Bond   Emerging Markets
                                     Bond Portfolio(a)  Value Portfolio   Portfolio        Portfolio       Portfolio(a)
                                     -----------------  ---------------  -------------  ---------------  ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)         $           3,960  $        14,626  $       3,832  $        14,559  $          7,602
   Units Outstanding (in thousands)                409            1,560            397              896             1,100
   Investment Income Ratio *                      4.34%            2.14%          0.00%            2.39%             0.68%

Period ended December 31, 2007

   Net Assets (in thousands)         $           3,611  $        28,958  $       7,907  $         9,981  $         10,062
   Units Outstanding (in thousands)                344            1,675            486              659               715
   Investment Income Ratio *                      3.54%            5.58%          0.00%            3.48%             0.22%

Period ended December 31, 2006

   Net Assets (in thousands)         $           1,443  $        16,995  $       5,617  $         8,591  $          1,501
   Units Outstanding (in thousands)                142            1,056            429              615               138
   Investment Income Ratio *                      0.00%            0.14%          0.00%            0.00%             0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a  $         5,673  $       5,604  $         8,562               n/a
   Units Outstanding (in thousands)                n/a              447            506              640               n/a
   Investment Income Ratio *                       n/a             0.51%          0.28%            3.86%              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a  $         2,677  $       5,971  $         7,842               n/a
   Units Outstanding (in thousands)                n/a              233            572              601               n/a
   Investment Income Ratio *                       n/a             1.49%          0.00%            4.55%              n/a

                                       JNL/Lazard        JNL/Lazard        JNL/M&G        JNL/M&G        JNL/MCM
                                         Mid Cap          Small Cap      Global Basics  Global Leaders    10 x 10
                                     Equity Portfolio  Equity Portfolio   Portfolio(c)   Portfolio(c)   Portfolio(b)
                                     ----------------  ----------------  -------------  --------------  ------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)         $          7,070  $          4,441  $          22  $           38  $     11,357
   Units Outstanding (in thousands)               619               481              3               5         1,845
   Investment Income Ratio *                     1.32%             0.00%          0.00%           0.18%         1.06%

Period ended December 31, 2007

   Net Assets (in thousands)         $         12,268  $          7,957            n/a             n/a  $      6,751
   Units Outstanding (in thousands)               648               522            n/a             n/a           689
   Investment Income Ratio *                     5.55%             4.22%           n/a             n/a         0.00%

Period ended December 31, 2006

   Net Assets (in thousands)         $         10,578  $          7,426            n/a             n/a           n/a
   Units Outstanding (in thousands)               541               448            n/a             n/a           n/a
   Investment Income Ratio *                     0.20%             0.67%           n/a             n/a           n/a

Period ended December 31, 2005

   Net Assets (in thousands)         $          8,755  $          5,876            n/a             n/a           n/a
   Units Outstanding (in thousands)               508               408            n/a             n/a           n/a
   Investment Income Ratio *                    11.08%             5.61%           n/a             n/a           n/a

Period ended December 31, 2004

   Net Assets (in thousands)         $          5,868  $          4,898            n/a             n/a           n/a
   Units Outstanding (in thousands)               368               348            n/a             n/a           n/a
   Investment Income Ratio *                     0.20%             0.05%           n/a             n/a           n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/MCM           JNL/MCM               JNL/MCM             JNL/MCM
                                    JNL/MCM          Bond Index      Communications        Consumer Brands       Dow Dividend
                                25 Portfolio(b)       Portfolio      Sector Portfolio      Sector Portfolio      Portfolio(a)
                                ---------------      ----------      ----------------      ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      6.738050      $10.345302      $       3.189306      $       5.873650        $ 5.012113
   Total Return *                        -37.09%          -0.19%               -41.46%               -33.72%           -50.82%
   Ratio of Expenses **                    2.92%           3.82%                 3.06%                3.595%             2.92%

Period ended December 31, 2007

   Unit Value                   $     10.711080      $10.365024      $       5.447865      $       8.861998      $  10.191738
   Total Return *                         -5.64%           2.42%                 1.44%***            -11.14%            -5.83%***
   Ratio of Expenses **                    2.92%           3.82%                 3.06%                3.595%             2.92%

Period ended December 31, 2006

   Unit Value                   $     11.351254      $10.120441      $       5.591933      $       9.972542               n/a
   Total Return *                          3.63%***       -0.23%                32.69%                 9.44%              n/a
   Ratio of Expenses **                    2.92%           3.82%                 2.56%                3.595%              n/a

Period ended December 31, 2005

   Unit Value                               n/a      $10.143772      $       4.214321      $       9.112139               n/a
   Total Return *                           n/a           -1.96%                 0.41%***             -5.84%              n/a
   Ratio of Expenses **                     n/a            3.82%                 2.56%                3.595%              n/a

Period ended December 31, 2004

   Unit Value                               n/a      $10.346481      $       4.328555      $       9.677786               n/a
   Total Return *                           n/a            3.18%***              8.65%***              4.79%***           n/a
   Ratio of Expenses **                     n/a            3.82%                 2.37%                3.595%              n/a

                                     JNL/MCM
                                   Enhanced            JNL/MCM             JNL/MCM               JNL/MCM             JNL/MCM
                                 S&P 500 Stock       European 30          Financial             Healthcare           Index 5
                                Index Portfolio      Portfolio(d)      Sector Portfolio      Sector Portfolio      Portfolio(c)
                                ---------------      ------------      ----------------      ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      5.043857      $   8.576221      $       5.025586      $       7.818485      $   6.704217
   Total Return *                        -39.96%            16.18%***            -52.15%               -25.93%           -31.73%
   Ratio of Expenses **                    3.52%             2.46%                 3.10%                 3.62%            2.695%

Period ended December 31, 2007

   Unit Value                   $      8.400674               n/a      $      10.503013      $      10.556132      $   9.820725
   Total Return *                          0.16%              n/a                -19.90%                 3.72%            -3.21%***
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%            2.695%

Period ended December 31, 2006

   Unit Value                   $       8.387626              n/a      $      13.112098      $      10.177309               n/a
   Total Return *                         12.81%              n/a                 15.07%                 2.50%              n/a
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%              n/a

Period ended December 31, 2005

   Unit Value                   $      7.435297               n/a      $      11.394730      $       9.929040               n/a
   Total Return *                          0.65%              n/a                  2.88%                 3.80%              n/a
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%              n/a

Period ended December 31, 2004

   Unit Value                   $      7.387514               n/a      $      11.075714      $       9.565977               n/a
   Total Return *                         10.45%***           n/a                  9.86%***             -0.25%***           n/a
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%              n/a

  * Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

 ** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------


                                                      JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM
                                    JNL/MCM          Bond Index     Communications    Consumer Brands    Dow Dividend
                                25 Portfolio(b)       Portfolio    Sector Portfolio   Sector Portfolio    Portfolio(a)
                                ---------------      -----------   ----------------   ----------------   -------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      7.897156      $ 12.500500   $       3.788673   $       7.336631   $    5.265477
   Total Return *                        -36.03%            2.56%            -40.39%            -32.14%         -49.99%
   Ratio of Expenses **                    1.25%            1.10%              1.25%              1.25%           1.25%

Period ended December 31, 2007

   Unit Value                       $ 12.345715      $ 12.188243   $       6.355640   $      10.812044   $   10.529819
   Total Return *                         -4.04%            5.26%              3.00%             -9.03%          -5.70%***
   Ratio of Expenses **                    1.25%            1.10%              1.25%              1.25%           1.25%

Period ended December 31, 2006

   Unit Value                   $     12.865708      $ 11.579585   $       6.170303   $      11.885292             n/a
   Total Return *                          4.97%***         2.51%             34.43%             12.04%            n/a
   Ratio of Expenses **                    1.25%            1.10%              1.25%              1.25%            n/a

Period ended December 31, 2005

   Unit Value                               n/a      $ 11.295672   $       4.589999   $      10.608405             n/a
   Total Return *                           n/a             0.74%             -0.29%             -3.65%            n/a
   Ratio of Expenses **                     n/a             1.10%              1.25%              1.25%            n/a

Period ended December 31, 2004

   Unit Value                               n/a      $ 11.213047   $       4.603328   $      11.009928             n/a
   Total Return *                           n/a             4.30%             16.21%              8.74%            n/a
   Ratio of Expenses **                     n/a             1.10%              1.25%              1.25%            n/a

                                   JNL/MCM
                                   Enhanced         JNL/MCM             JNL/MCM               JNL/MCM          JNL/MCM
                                S&P 500 Stock     European 30          Financial             Healthcare        Index 5
                                Index Portfolio    Portfolio(d)      Sector Portfolio      Sector Portfolio   Portfolio(c)
                                ---------------   -------------      ----------------      ----------------   ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      6.367393   $    8.598569      $       6.017266      $       9.794926   $   6.856637
   Total Return *                        -38.49%           9.77%***            -45.11%***            -24.16%        -30.81%
   Ratio of Expenses **                    1.10%           1.35%                 1.20%                 1.25%          1.35%

Period ended December 31, 2007

   Unit Value                         10.351495             n/a      $      12.296201      $      12.914850   $   9.909799
   Total Return *                          2.62%            n/a                -18.39%                 6.23%          -3.24
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%          1.35%

Period ended December 31, 2006

   Unit Value                         10.086947             n/a      $      15.067748      $      12.157988            n/a
   Total Return *                         15.56%            n/a                  17.22%                4.95%           n/a
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%           n/a

Period ended December 31, 2005

   Unit Value                   $      8.728429             n/a      $      12.854726      $      11.584406            n/a
   Total Return *                          3.11%            n/a                  4.80%                 6.28%           n/a
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%           n/a

Period ended December 31, 2004

   Unit Value                   $      8.465552             n/a      $      12.266068      $      10.900188            n/a
   Total Return *                          7.73%            n/a                 12.14%                 2.21%           n/a
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%           n/a

  * Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

 ** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                        JNL/MCM       JNL/MCM           JNL/MCM           JNL/MCM
                                          JNL/MCM      Bond Index   Communications   Consumer Brands    Dow Dividend
                                      25 Portfolio(b)  Portfolio   Sector Portfolio  Sector Portfolio    Portfolio(a)
                                      ---------------  ----------  ----------------  ----------------   -------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $        11,781  $   19,683  $          1,047  $          1,088   $       9,598
   Units Outstanding (in thousands)             1,607       1,652               285               155           1,851
   Investment Income Ratio *                     4.52%       4.16%             3.49%             0.37%           0.39%

Period ended December 31, 2007

   Net Assets (in thousands)          $        14,078  $   21,147  $          4,121  $          1,042   $      19,682
   Units Outstanding (in thousands)             1,206       1,814               656               100           1,890
   Investment Income Ratio *                     1.33%       4.60%             4.48%             0.69%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)          $        25,126  $   15,092  $          2,350  $            737             n/a
   Units Outstanding (in thousands)             2,053       1,355               360                64             n/a
   Investment Income Ratio *                     0.00%       0.14%             0.14%             0.01%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                      n/a  $    9,542  $            477  $            625             n/a
   Units Outstanding (in thousands)               n/a         875                97                61             n/a
   Investment Income Ratio *                      n/a        3.45%            10.94%             3.24%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                      n/a  $    4,234  $            296  $            211             n/a
   Units Outstanding (in thousands)               n/a         388                54                20             n/a
   Investment Income Ratio *                      n/a        0.59%             0.01%             0.00%            n/a

                                         JNL/MCM
                                         Enhanced         JNL/MCM           JNL/MCM             JNL/MCM           JNL/MCM
                                      S&P 500 Stock     European 30        Financial           Healthcare         Index 5
                                      Index Portfolio   Portfolio(d)    Sector Portfolio    Sector Portfolio    Portfolio(c)
                                      ---------------   ------------    ----------------    ----------------    ------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $         3,601   $         23    $          3,204    $          8,686    $      4,148
   Units Outstanding (in thousands)               593              3                 566                 937             608
   Investment Income Ratio *                     1.61%          0.59%               1.69%               1.03%           1.32%

Period ended December 31, 2007

   Net Assets (in thousands)          $         4,603            n/a    $          2,950    $          6,107    $      1,982
   Units Outstanding (in thousands)               465            n/a                 255                 500             201
   Investment Income Ratio *                     1.04%           n/a                1.78%               0.81%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)          $         3,858            n/a    $          1,974    $          4,999             n/a
   Units Outstanding (in thousands)               393            n/a                 139                 433             n/a
   Investment Income Ratio *                     0.41%           n/a                0.06%               0.05%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)          $         3,416            n/a    $            945    $          4,424             n/a
   Units Outstanding (in thousands)               392            n/a                  78                 401             n/a
   Investment Income Ratio *                     7.70%           n/a                2.38%               0.97%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)          $         2,323            n/a    $            384    $          1,287             n/a
   Units Outstanding (in thousands)               262            n/a                  33                 123             n/a
   Investment Income Ratio *                     0.34%           n/a                0.10%               0.00%            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM
                                 International         JNL 5         JNL Optimized       Nasdaq 25       NYSE International
                                Index Portfolio     Portfolio(a)     5 Portfolio(b)     Portfolio(a)       25 Portfolio(c)
                                ---------------     ------------     --------------     ------------     ------------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $      9.741185     $   7.274603     $     6.132935     $   6.964356     $         6.045943
   Total Return *                        -45.06%          -44.44%            -47.65%          -43.14%                -47.32%
   Ratio of Expenses **                    3.82%            3.36%              2.95%            2.82%                  2.61%

Period ended December 31, 2007

   Unit Value                   $     17.731558     $  13.092153     $    11.714469     $  12.247767     $        11.477487
   Total Return *                          6.23%           -5.04%***          10.26%            3.06%***               9.88%***
   Ratio of Expenses **                    3.82%            3.36%              2.95%            2.82%                  2.61%

Period ended December 31, 2006

   Unit Value                   $     16.691558     $  13.425250     $    10.624143              n/a                    n/a
   Total Return *                         20.88%           15.19%              6.26%***          n/a                    n/a
   Ratio of Expenses **                    3.82%            3.11%              2.95%             n/a                    n/a

Period ended December 31, 2005

   Unit Value                   $     13.807835     $  11.654963                n/a              n/a                    n/a
   Total Return *                          9.07%           -0.84%***            n/a              n/a                    n/a
   Ratio of Expenses **                    3.82%            3.11%               n/a              n/a                    n/a

Period ended December 31, 2004

   Unit Value                   $     12.659046     $  10.869331                n/a              n/a                    n/a
   Total Return *                         14.91%***         1.79%***            n/a              n/a                    n/a
   Ratio of Expenses **                    3.82%            2.95%               n/a              n/a                    n/a

                                    JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM             JNL/MCM
                                   Oil & Gas         Pacific Rim 30        S&P 24         S&P 400 MidCap         S&P 500
                                Sector Portfolio      Portfolio(d)      Portfolio(b)     Index Portfolio     Index Portfolio
                                ----------------     --------------     ------------     ---------------     ---------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $      18.461967     $     9.557205     $   6.935855     $      8.465989     $      6.598750
   Total Return *                         -40.10%             15.95%***       -26.69%***          -39.92%             -39.98%
   Ratio of Expenses **                     3.67%              1.90%           2.695%               3.82%               3.82%

Period ended December 31, 2007

   Unit Value                   $      30.822514                n/a     $  10.659279     $     14.092008     $     10.994104
   Total Return *                          30.38%               n/a            -1.79%***            3.40%               0.95%
   Ratio of Expenses **                     3.67%               n/a            2.32%                3.82%               3.82%

Period ended December 31, 2006

   Unit Value                   $      23.639818                n/a              n/a     $     13.628381     $     10.890975
   Total Return *                          16.45%               n/a              n/a                5.59%               5.21%
   Ratio of Expenses **                     3.67%               n/a              n/a                3.82%               3.82%

Period ended December 31, 2005

   Unit Value                   $      20.300374                n/a              n/a     $     12.907166     $      9.831750
   Total Return *                          31.87%               n/a              n/a                7.80%               0.47%
   Ratio of Expenses **                     3.67%               n/a              n/a                3.82%               3.82%

Period ended December 31, 2004

   Unit Value                   $      15.394036                n/a              n/a     $     11.973757     $      9.785439
   Total Return *                          -1.74%***            n/a              n/a               10.97%***            6.07%***
   Ratio of Expenses **                     3.67%               n/a              n/a                3.82%               3.82%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM
                                 International         JNL 5          JNL Optimized       Nasdaq 25      NYSE International
                                Index Portfolio     Portfolio(a)     5 Portfolio(b)     Portfolio(a)       25 Portfolio(c)
                                ---------------     ------------     --------------     ------------     -----------------
Lowest expense ratio

Period ended December 31, 2008

   Unit Value                   $     11.689743     $   7.972541     $     6.426124     $   7.459688     $        6.174597
   Total Return *                        -43.60%          -43.22%            -39.81%***       -33.11%***            -46.66%
   Ratio of Expenses **                    1.20%            1.20%              1.20%            1.20%                 1.35%

Period ended December 31, 2007

   Unit Value                   $     20.728167     $  14.041607     $    12.051653     $  12.887159     $       11.574967
   Total Return *                          9.07%            0.22%***          12.16%***         3.20%***             13.64%***
   Ratio of Expenses **                    1.20%            1.20%              1.25%            1.25%                 1.35%

Period ended December 31, 2006

   Unit Value                   $     19.005048     $  14.010976     $    10.744631              n/a                   n/a
   Total Return *                         24.08%           17.48%              7.45%***          n/a                   n/a
   Ratio of Expenses **                    1.20%            1.25%              1.40%             n/a                   n/a

Period ended December 31, 2005

   Unit Value                   $     15.316154     $  11.926526                n/a              n/a                   n/a
   Total Return *                          0.38%***         9.28%               n/a              n/a                   n/a
   Ratio of Expenses **                    1.20%            1.25%               n/a              n/a                   n/a

Period ended December 31, 2004

   Unit Value                   $     13.659915     $  10.913899                n/a              n/a                   n/a
   Total Return *                         13.06%            1.42%               n/a              n/a                   n/a
   Ratio of Expenses **                    1.25%            1.25%               n/a              n/a                   n/a

                                    JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM
                                   Oil & Gas         Pacific Rim 30        S&P 24        S&P 400 MidCap          S&P 500
                                Sector Portfolio      Portfolio(d)      Portfolio(b)     Index Portfolio     Index Portfolio
                                ----------------     --------------     ------------     ---------------     ---------------
Lowest expense ratio

Period ended December 31, 2008

   Unit Value                   $      23.347075     $     9.563759     $   7.189709     $     10.159610     $      7.974214
   Total Return *                         -38.60%              7.51%***       -33.63%             -38.33%             -38.32%
   Ratio of Expenses **                     1.20%              1.60%            1.35%               1.20%               1.10%

Period ended December 31, 2007

   Unit Value                   $      38.027337                n/a     $  10.833210     $     16.473778     $     12.929231
   Total Return *                           3.52%***            n/a            -1.71%***            6.16%               3.75%
   Ratio of Expenses **                     1.20%               n/a             1.35%               1.20%               1.10%

Period ended December 31, 2006

   Unit Value                   $      28.341626                n/a              n/a     $     15.517528     $     12.462343
   Total Return *                          19.29%               n/a              n/a                8.38%              13.82%
   Ratio of Expenses **                     1.25%               n/a              n/a                1.20%               1.10%

Period ended December 31, 2005

   Unit Value                   $      23.757688                n/a              n/a     $     14.317370     $     10.949242
   Total Return *                          35.09%               n/a              n/a               -0.14%***            3.24%
   Ratio of Expenses **                     1.25%               n/a              n/a                1.20%               1.10%

Period ended December 31, 2004

   Unit Value                   $      17.586279                n/a              n/a     $     12.920648     $     10.605996
   Total Return *                          31.65%               n/a              n/a               14.35%               7.10%
   Ratio of Expenses **                     1.25%               n/a              n/a                1.25%               1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                         JNL/MCM        JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                      International      JNL 5      JNL Optimized     Nasdaq 25   NYSE International
                                     Index Portfolio  Portfolio(a)  5 Portfolio(b)  Portfolio(a)    25 Portfolio(c)
                                     ---------------  ------------  --------------  ------------  -----------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)         $        22,887  $    219,942  $       16,995  $      2,841  $            3,077
   Units Outstanding (in thousands)            2,030        28,207           2,678           391                 501
   Investment Income Ratio *                    1.79%         2.19%           0.01%         0.03%               0.01%

Period ended December 31, 2007

   Net Assets (in thousands)         $        43,240  $    411,201  $       23,935  $      4,932  $            4,036
   Units Outstanding (in thousands)            2,147        29,805           2,004           390                 350
   Investment Income Ratio *                    3.07%         2.25%           3.11%         0.00%               6.00%

Period ended December 31, 2006

   Net Assets (in thousands)         $        30,700  $    203,454  $        4,684           n/a                 n/a
   Units Outstanding (in thousands)            1,650        14,699             437           n/a                 n/a
   Investment Income Ratio *                    0.21%         0.03%           0.05%          n/a                 n/a

Period ended December 31, 2005

   Net Assets (in thousands)         $        16,989  $     61,448             n/a           n/a                 n/a
   Units Outstanding (in thousands)            1,127         5,193             n/a           n/a                 n/a
   Investment Income Ratio *                    3.24%         0.05%            n/a           n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)                 $ 7,219  $      5,265             n/a           n/a                 n/a
   Units Outstanding (in thousands)              530           484             n/a           n/a                 n/a
   Investment Income Ratio *                    0.19%         0.54%            n/a           n/a                 n/a

                                         JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM
                                        Oil & Gas      Pacific Rim 30     S&P 24     S&P 400 MidCap      S&P 500
                                     Sector Portfolio   Portfolio(d)   Portfolio(b)  Index Portfolio  Index Portfolio
                                     ----------------  --------------  ------------  ---------------  ---------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)         $         13,205  $           26  $      6,139  $        19,157  $        25,662
   Units Outstanding (in thousands)               599               3           875            1,964            3,354
   Investment Income Ratio *                     0.58%           0.00%         0.00%            1.09%            1.57%

Period ended December 31, 2007

   Net Assets (in thousands)         $         20,777             n/a  $        605  $        31,368  $        44,016
   Units Outstanding (in thousands)               580             n/a            56            1,961            3,514
   Investment Income Ratio *                     1.01%            n/a          0.00%            1.25%            1.44%

Period ended December 31, 2006

   Net Assets (in thousands)         $         15,509             n/a           n/a  $        26,354  $        38,038
   Units Outstanding (in thousands)               588             n/a           n/a            1,735            3,118
   Investment Income Ratio *                     0.08%            n/a           n/a             0.10%            0.11%

Period ended December 31, 2005

   Net Assets (in thousands)         $          5,400             n/a           n/a  $        19,397  $        26,374
   Units Outstanding (in thousands)               244             n/a           n/a            1,376            2,436
   Investment Income Ratio *                     2.94%            n/a           n/a             1.44%            1.46%

Period ended December 31, 2004

   Net Assets (in thousands)         $            726             n/a           n/a  $        12,780  $        16,269
   Units Outstanding (in thousands)                45             n/a           n/a              996            1,525
   Investment Income Ratio *                     0.00%            n/a           n/a             0.01%            1.93%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------


                                    JNL/MCM             JNL/MCM              JNL/MCM             JNL/MCM            JNL/MCM
                                   S&P SMid         Select Small-Cap        Small Cap           Technology        Value Line 30
                                60 Portfolio(d)       Portfolio(b)       Index Portfolio     Sector Portfolio      Portfolio(a)
                                ---------------     ----------------     ---------------     ----------------     -------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $      5.945811     $       9.279117     $      8.215282     $       3.354513     $    8.549882
   Total Return *                        -32.15%              -42.04%             -37.37%              -45.15%           -49.18%
   Ratio of Expenses **                    2.80%                3.36%               3.82%                3.10%             3.36%

Period ended December 31, 2007

   Unit Value                   $      8.762630     $      16.008906     $     13.116710     $       6.115358     $   16.824245
   Total Return *                         -5.95%***           -13.42%              -5.80%               11.04%            -0.66%***
   Ratio of Expenses **                    2.80%                3.36%               3.82%                3.10%             3.36%

Period ended December 31, 2006

   Unit Value                               n/a     $      18.491286     $     13.923760     $       5.507145               n/a
   Total Return *                           n/a                -2.48%***           13.09%                6.03%              n/a
   Ratio of Expenses **                     n/a                 3.36%               3.82%                3.10%              n/a

Period ended December 31, 2005

   Unit Value                               n/a                  n/a     $     12.311569     $       5.194080               n/a
   Total Return *                           n/a                  n/a                0.33%               -0.69%              n/a
   Ratio of Expenses **                     n/a                  n/a                3.82%                3.10%              n/a

Period ended December 31, 2004

   Unit Value                               n/a                  n/a     $     12.271545     $       5.230077               n/a
   Total Return *                           n/a                  n/a               14.50%***            -0.66%***           n/a
   Ratio of Expenses **                     n/a                  n/a                3.82%                3.10%              n/a

                                                         JNL/
                                                      Oppenheimer         JNL/PAM          JNL/PAM          JNL/PIMCO
                                    JNL/MCM          Global Growth     Asia ex-Japan     China-India       Real Return
                                VIP Portfolio(a)       Portfolio        Portfolio(e)     Portfolio(e)     Portfolio(c)
                                ----------------     -------------     -------------     ------------     ------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $       7.618122     $    7.750635     $    4.752767     $   4.118907     $  10.083121
   Total Return *                         -44.51%           -42.78%           -23.20%***       -47.23%***        -8.65%***
   Ratio of Expenses **                     3.06%             3.30%             2.67%            2.47%            2.92%

Period ended December 31, 2007

   Unit Value                   $      13.729202     $   13.546090               n/a              n/a     $  10.789785
   Total Return *                           7.40%             2.86%              n/a              n/a             8.65%***
   Ratio of Expenses **                     3.06%             3.30%              n/a              n/a             2.87%

Period ended December 31, 2006

   Unit Value                   $      12.783308     $   13.170060               n/a              n/a              n/a
   Total Return *                           8.79%            13.17%              n/a              n/a              n/a
   Ratio of Expenses **                     3.06%             3.30%              n/a              n/a              n/a

Period ended December 31, 2005

   Unit Value                   $      11.750182     $   11.637000               n/a              n/a              n/a
   Total Return *                           8.27%***         10.06%              n/a              n/a              n/a
   Ratio of Expenses **                     3.06%             3.30%              n/a              n/a              n/a

Period ended December 31, 2004

   Unit Value                   $      11.043498     $   10.573497               n/a              n/a              n/a
   Total Return *                           4.97%***         14.29%***           n/a              n/a              n/a
   Ratio of Expenses **                     2.76%             3.30%              n/a              n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/MCM              JNL/MCM               JNL/MCM           JNL/MCM          JNL/MCM
                                       S&P SMid         Select Small-Cap         Small Cap         Technology      Value Line 30
                                   60 Portfolio(d)        Portfolio(b)        Index Portfolio   Sector Portfolio    Portfolio(a)
                                   ---------------      ---------------       ---------------   ---------------    -------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                      $      6.091650      $      11.339771      $      9.858535   $       4.000061   $    9.370137
   Total Return *                           -31.15%               -40.80%              -35.71%            -44.12%         -48.07%
   Ratio of Expenses **                       1.35%                 1.25%                1.20%              1.25%           1.20%

Period ended December 31, 2007

   Unit Value                      $      8.848332      $      19.155566      $     15.333345   $       7.158545   $   18.044364
   Total Return *                           -13.07%***            -11.57%               -3.28%             13.13%           0.42%***
   Ratio of Expenses **                       1.35%                 1.25%                1.20%              1.25%           1.20%

Period ended December 31, 2006

   Unit Value                                  n/a      $      21.661381      $     15.853683   $       6.327776             n/a
   Total Return *                              n/a                 -1.07%***            16.09%              8.00%            n/a
   Ratio of Expenses **                        n/a                  1.25%                1.20%              1.25%            n/a

Period ended December 31, 2005

   Unit Value                                  n/a                   n/a      $     13.656516   $       5.858937             n/a
   Total Return *                              n/a                   n/a                -0.39%              1.16%            n/a
   Ratio of Expenses **                        n/a                   n/a                 1.20%              1.25%            n/a

Period ended December 31, 2004

   Unit Value                                  n/a                   n/a      $     13.241958   $       5.791601             n/a
   Total Return *                              n/a                   n/a                15.97%             -0.07%            n/a
   Ratio of Expenses **                        n/a                   n/a                 1.25%              1.25%            n/a

                                                             JNL/
                                                          Oppenheimer       JNL/PAM           JNL/PAM          JNL/PIMCO
                                       JNL/MCM           Global Growth   Asia ex-Japan      China-India       Real Return
                                   VIP Portfolio(a)        Portfolio      Portfolio(e)      Portfolio(e)      Portfolio(c)
                                   ---------------       -------------   -------------      ------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                      $       8.226249      $    9.175389   $    4.820984      $   4.168903      $  10.418261
   Total Return *                            -43.50%            -41.51%         -48.71%***        -46.57%***         -4.93%
   Ratio of Expenses **                        1.25%              1.10%           1.35%             1.35%             1.25%

Period ended December 31, 2007

   Unit Value                      $      14.559087      $   15.687217             n/a               n/a      $  10.958251
   Total Return *                              9.37%              5.16%            n/a               n/a              9.39%***
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a              1.25%

Period ended December 31, 2006

   Unit Value                      $      13.311428      $   14.918042             n/a               n/a               n/a
   Total Return *                             10.78%             15.68%            n/a               n/a               n/a
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a               n/a

Period ended December 31, 2005

   Unit Value                      $      12.016520      $   12.895425             n/a               n/a               n/a
   Total Return *                              8.42%             12.50%            n/a               n/a               n/a
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                      $      11.083687      $   11.462639             n/a               n/a               n/a
   Total Return *                              0.15%***          15.38%            n/a               n/a               n/a
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                                          S&P SMid       Select Small-Cap      Small Cap         Technology      Value Line 30
                                       60 Portfolio(d)     Portfolio(b)     Index Portfolio   Sector Portfolio    Portfolio(a)
                                       ---------------   ----------------   ---------------   ----------------   -------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)           $         4,163   $          4,986   $        18,450   $          2,878   $      33,476
   Units Outstanding (in thousands)                689                473             1,941                758           3,670
   Investment Income Ratio *                      0.03%              0.29%             1.38%              0.02%           0.32%

Period ended December 31, 2007

   Net Assets (in thousands)           $         1,146   $          9,735   $        26,807   $          4,011   $      66,341
   Units Outstanding (in thousands)                130                548             1,795                587           3,767
   Investment Income Ratio *                      2.30%              6.35%             1.44%              0.08%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                       n/a   $         21,688   $        24,401   $          2,834             n/a
   Units Outstanding (in thousands)                n/a              1,068             1,561                457             n/a
   Investment Income Ratio *                       n/a               0.00%             0.12%              0.01%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a                n/a   $        16,352   $          1,493             n/a
   Units Outstanding (in thousands)                n/a                n/a             1,208                259             n/a
   Investment Income Ratio *                       n/a                n/a              2.03%              2.12%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a                n/a   $        10,539   $            479             n/a
   Units Outstanding (in thousands)                n/a                n/a               790                 85             n/a
   Investment Income Ratio *                       n/a                n/a              0.01%              0.00%            n/a

                                                              JNL/
                                                           Oppenheimer       JNL/PAM         JNL/PAM      JNL/PIMCO
                                           JNL/MCM        Global Growth   Asia ex-Japan    China-India   Real Return
                                       VIP Portfolio(a)     Portfolio      Portfolio(e)   Portfolio(e)   Portfolio(c)
                                       ----------------   -------------   -------------   ------------   ------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)           $         10,219   $       9,571   $         497   $      1,081   $     15,786
   Units Outstanding (in thousands)               1,268           1,098             104            259          1,530
   Investment Income Ratio *                       1.51%           1.38%           1.70%          0.00%          1.75%

Period ended December 31, 2007

   Net Assets (in thousands)           $         18,042   $      17,153             n/a            n/a   $      3,152
   Units Outstanding (in thousands)               1,262           1,148             n/a            n/a            289
   Investment Income Ratio *                       5.52%           1.17%            n/a            n/a           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)           $         14,190   $      13,164             n/a            n/a            n/a
   Units Outstanding (in thousands)               1,079             922             n/a            n/a            n/a
   Investment Income Ratio *                       0.02%           0.05%            n/a            n/a            n/a

Period ended December 31, 2005

   Net Assets (in thousands)           $          6,589   $       8,280             n/a            n/a            n/a
   Units Outstanding (in thousands)                 553             667             n/a            n/a            n/a
   Investment Income Ratio *                       0.61%           0.27%            n/a            n/a            n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $            311   $       5,284             n/a            n/a            n/a
   Units Outstanding (in thousands)                  28             474             n/a            n/a            n/a
   Investment Income Ratio *                       0.25%           0.18%            n/a            n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                          JNL/              JNL/                JNL/                 JNL/
                                    JNL/PIMCO          PPM America       PPM America         PPM America         PPM America
                                   Total Return        Core Equity        High Yield        Mid Cap Value      Small Cap Value
                                  Bond Portfolio        Portfolio       Bond Portfolio       Portfolio(c)        Portfolio(c)
                                  --------------      ------------      --------------      -------------      ---------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                     $    11.462899      $  10.960487      $     7.948482      $    5.591445      $      6.194830
   Total Return *                          -3.54%           -42.07%             -32.84%            -47.33%***           -41.04%***
   Ratio of Expenses **                     4.00%             2.67%               3.06%              2.56%                2.56%

Period ended December 31, 2007

   Unit Value                     $    11.883302      $  18.920243      $    11.835493                n/a                  n/a
   Total Return *                           3.98%            -9.70%              -6.10%***            n/a                  n/a
   Ratio of Expenses **                     4.00%             2.67%               3.06%               n/a                  n/a

Period ended December 31, 2006

   Unit Value                     $    11.428512      $  20.953301      $    12.411995                n/a                  n/a
   Total Return *                          -0.57%            10.76%               7.26%               n/a                  n/a
   Ratio of Expenses **                     4.00%             2.67%              2.995%               n/a                  n/a

Period ended December 31, 2005

   Unit Value                     $    11.494418      $  18.918417      $    11.571785                n/a                  n/a
   Total Return *                          -1.69%            -1.16%***            2.51%***            n/a                  n/a
   Ratio of Expenses **                     4.00%             2.67%              2.995%               n/a                  n/a

Period ended December 31, 2004

   Unit Value                     $    11.692133      $  18.516185      $    11.889185                n/a                  n/a
   Total Return *                           3.02%** *        10.47%               2.55%***            n/a                  n/a
   Ratio of Expenses **                     4.00%             2.30%               2.80%               n/a                  n/a

                                     JNL/               JNL/                                 JNL/S&P
                                 PPM America       Red Rocks Listed                         Competitive           JNL/S&P
                                 Value Equity       Private Equity        JNL/S&P 4          Advantage           Disciplined
                                  Portfolio          Portfolio(d)        Portfolio(b)      Portfolio(b)      Growth Portfolio(a)
                                 ------------      ----------------      ------------      ------------      -------------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $   8.181282      $       5.911761      $   6.587250      $   6.824072      $          6.170041
   Total Return *                      -49.09%               -20.15%***        -28.12%***        -29.32%***               -40.69%
   Ratio of Expenses **                  3.62%                 2.32%             2.82%             2.46%                    2.46%

Period ended December 31, 2007

   Unit Value                    $  16.069507                   n/a      $   9.914624      $   9.908252      $         10.402353
   Total Return *                       -9.00%                  n/a              0.00%***         -1.94%***                 4.88%***
   Ratio of Expenses **                  3.62%                  n/a              2.02%             2.32%                    2.46%

Period ended December 31, 2006

   Unit Value                    $  17.658545                   n/a               n/a               n/a                      n/a
   Total Return *                        7.46%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  3.62%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2005

   Unit Value                    $  16.432959                   n/a               n/a               n/a                      n/a
   Total Return *                        1.19%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  3.62%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2004

   Unit Value                    $  16.007678                   n/a               n/a               n/a                      n/a
   Total Return *                        5.96%***               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  3.62%                  n/a               n/a               n/a                      n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                       JNL/           JNL/            JNL/                 JNL/
                                    JNL/PIMCO      PPM America    PPM America      PPM America         PPM America
                                   Total Return    Core Equity     High Yield     Mid Cap Value      Small Cap Value
                                  Bond Portfolio    Portfolio    Bond Portfolio    Portfolio(c)        Portfolio(c)
                                  --------------   -----------   --------------   -------------      ---------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                     $    15.696593   $ 13.303609   $     9.834823   $    5.642615      $      6.251399
   Total Return *                          -0.70%       -41.24%          -31.51%         -47.13%***           -40.54%***
   Ratio of Expenses **                     1.10%         1.25%            1.10%           1.35%                1.35%

Period ended December 31, 2007

   Unit Value                     $    15.807122   $ 22.641250   $    14.359995             n/a                  n/a
   Total Return *                           7.06%        -8.40%           -2.19%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

Period ended December 31, 2006

   Unit Value                     $    14.765246   $ 24.718815   $    14.681915             n/a                  n/a
   Total Return *                           2.34%        12.34%            9.31%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

Period ended December 31, 2005

   Unit Value                     $    14.427059   $ 22.004337   $    13.431707             n/a                  n/a
   Total Return *                           1.19%         7.40%            0.58%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

Period ended December 31, 2004

   Unit Value                     $    14.256836   $ 20.488089   $    13.354808             n/a                  n/a
   Total Return *                           4.70%        11.64%            2.98%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

                                      JNL/             JNL/                                JNL/S&P
                                  PPM America    Red Rocks Listed                         Competitive            JNL/S&P
                                  Value Equity    Private Equity        JNL/S&P 4          Advantage           Disciplined
                                   Portfolio       Portfolio(d)        Portfolio(b)      Portfolio(b)      Growth Portfolio(a)
                                  ------------   ----------------      ------------      ------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                     $  11.312423   $       5.925490      $   6.699490      $   6.913687      $          6.305552
   Total Return *                       -47.87%            -24.16%***        -30.46%***        -30.28%                  -40.02%
   Ratio of Expenses **                   1.25%              1.35%             1.25%             1.25%                    1.35%

Period ended December 31, 2007

   Unit Value                     $  21.699183                n/a      $   9.919737      $   9.916389      $         10.513413
   Total Return *                        -6.80%               n/a              0.77%***         -1.88%***                 3.16%***
   Ratio of Expenses **                   1.25%               n/a              1.35%             1.25%                    1.35%

Period ended December 31, 2006

   Unit Value                     $  23.283251                n/a               n/a               n/a                      n/a
   Total Return *                        11.63%               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                   1.25%               n/a               n/a               n/a                      n/a

Period ended December 31, 2005

   Unit Value                     $  20.858256                n/a               n/a               n/a                      n/a
   Total Return *                         3.61%               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                   1.25%               n/a               n/a               n/a                      n/a

Period ended December 31, 2004

   Unit Value                     $  20.132020                n/a               n/a               n/a                      n/a
   Total Return *                         8.54%               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                   1.25%               n/a               n/a               n/a                      n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                          JNL/            JNL/             JNL/            JNL/
                                        JNL/PIMCO      PPM America    PPM America      PPM America      PPM America
                                       Total Return    Core Equity     High Yield     Mid Cap Value   Small Cap Value
                                      Bond Portfolio    Portfolio    Bond Portfolio    Portfolio(c)     Portfolio(c)
                                      --------------   -----------   --------------   -------------   ---------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $       39,877   $     1,109   $       11,560   $         188   $           166
   Units Outstanding (in thousands)            2,782           151            1,306              33                27
   Investment Income Ratio *                    4.39%         0.17%            8.74%           0.98%             0.49%

Period ended December 31, 2007

   Net Assets (in thousands)          $       34,092   $     2,465   $       17,379             n/a               n/a
   Units Outstanding (in thousands)            2,361           201            1,328             n/a               n/a
   Investment Income Ratio *                    4.95%         0.37%            8.09%            n/a               n/a

Period ended December 31, 2006

   Net Assets (in thousands)          $       29,128   $     2,794   $       18,079             n/a               n/a
   Units Outstanding (in thousands)            2,158           230            1,379             n/a               n/a
   Investment Income Ratio *                    0.30%         0.08%            0.63%            n/a               n/a

Period ended December 31, 2005

   Net Assets (in thousands)          $       23,626   $     3,137   $       12,201             n/a               n/a
   Units Outstanding (in thousands)            1,800           315            1,040             n/a               n/a
   Investment Income Ratio *                    4.58%         0.82%            7.16%            n/a               n/a

Period ended December 31, 2004

   Net Assets (in thousands)          $       15,501   $     3,154   $       13,234             n/a               n/a
   Units Outstanding (in thousands)            1,210           352            1,124             n/a               n/a
   Investment Income Ratio *                    2.05%         0.58%            2.29%            n/a               n/a

                                          JNL/             JNL/                          JNL/S&P
                                       PPM America   Red Rocks Listed                   Competitive          JNL/S&P
                                      Value Equity    Private Equity     JNL/S&P 4       Advantage         Disciplined
                                        Portfolio      Portfolio(d)     Portfolio(b)    Portfolio(b)    Growth Portfolio(a)
                                      ------------   ----------------   ------------   --------------   -------------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $      2,063   $            238   $      9,167   $        2,164   $             1,078
   Units Outstanding (in thousands)            305                 40          1,374              315                   172
   Investment Income Ratio *                  2.45%              0.99%          0.01%            1.26%                 1.63%

Period ended December 31, 2007

   Net Assets (in thousands)          $      4,475                n/a   $         83   $        2,620   $               777
   Units Outstanding (in thousands)            358                n/a              8              264                    74
   Investment Income Ratio *                  0.60%               n/a           0.00%            0.06%                 0.00%

Period ended December 31, 2006

   Net Assets (in thousands)          $      6,127                n/a            n/a              n/a                   n/a
   Units Outstanding (in thousands)            466                n/a            n/a              n/a                   n/a
   Investment Income Ratio *                  0.00%               n/a            n/a              n/a                   n/a

Period ended December 31, 2005

   Net Assets (in thousands)          $      6,591                n/a            n/a              n/a                   n/a
   Units Outstanding (in thousands)            578                n/a            n/a              n/a                   n/a
   Investment Income Ratio *                  1.00%               n/a            n/a              n/a                   n/a

Period ended December 31, 2004

   Net Assets (in thousands)          $      7,086                n/a            n/a              n/a                   n/a
   Units Outstanding (in thousands)            660                n/a            n/a              n/a                   n/a
   Investment Income Ratio *                  1.41%               n/a            n/a              n/a                   n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)
Note 6 - Financial Highlights (continued)

                                                                                               JNL/S&P
                               JNL/S&P               JNL/S&P                JNL/S&P             Growth
                             Disciplined           Disciplined          Dividend Income       Retirement           JNL/S&P
                               Moderate             Moderate               & Growth            Strategy        Intrinsic Value
                             Portfolio(b)      Growth Portfolio(b)        Portfolio(c)       Portfolio(c)       Portfolio(c)
                             ------------      -------------------      ---------------      ------------      ---------------
Highest expense ratio
Period ended December
   31, 2008

   Unit Value                $   7.469150      $          6.633553      $      7.051872      $   7.237268      $      6.183952
   Total Return *                  -28.46%                  -36.35%              -26.05%***        -32.15%              -27.31%***
   Ratio of Expenses **              2.57%                    2.46%                2.46%             1.05%               2.645%

Period ended December
   31, 2007

   Unit Value                $  10.440480      $         10.421913      $      9.761266      $  10.666225      $      9.914769
   Total Return *                    3.32%***                 4.87%***             0.21%***         -3.06%***            -0.85%***
   Ratio of Expenses **              2.57%                    2.46%                1.96%             1.05%                1.82%

Period ended December
   31, 2006

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2005

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2004

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

                              JNL/                JNL/                                   JNL/                JNL/
                           S&P Managed        S&P Managed           JNL/             S&P Managed        S&P Managed
                            Aggressive        Conservative       S&P Managed          Moderate           Moderate
                         Growth Portfolio     Portfolio(a)     Growth Portfolio      Portfolio(a)     Growth Portfolio
                        -----------------     ------------     ----------------     ------------      ----------------
Highest expense ratio
Period ended December
   31, 2008

   Unit Value           $        7.992469     $   9.378612     $       8.244253     $    9.103785     $       8.831129
   Total Return *                  -41.23%          -16.23%              -37.69%           -23.61%              -30.08%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2007

   Unit Value           $       13.600178     $   11.196051    $      13.230251     $   11.918026     $      12.630402
   Total Return *                    5.43%            3.22%                4.76%             4.47%                4.77%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2006

   Unit Value           $       12.900074     $  10.846849     $      12.628705     $   11.408016     $      12.055314
   Total Return *                   11.64%            4.75%               10.04%             7.07%                8.20%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2005

   Unit Value           $       11.555580     $  10.354700     $      11.476118     $   10.654469     $      11.142109
   Total Return *                    4.79%            0.75%                3.57%            3.87%***              2.64%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2004

   Unit Value           $       11.027755     $  10.277468     $      11.080077     $   10.466154     $      10.855567
   Total Return *                    8.15%***         1.21%***            8.85%***           1.87%***             6.59%***
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             2.92%                3.62%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                               JNL/S&P
                               JNL/S&P              JNL/S&P                 JNL/S&P             Growth
                             Disciplined          Disciplined           Dividend Income       Retirement          JNL/S&P
                               Moderate             Moderate               & Growth            Strategy        Intrinsic Value
                             Portfolio(b)      Growth Portfolio(b)        Portfolio(c)       Portfolio(c)        Portfolio(c)
                             ------------      -------------------      ---------------      ------------      ---------------
Lowest expense ratio
Period ended December
   31, 2008

   Unit Value                $   7.638164      $          6.779177      $      7.136553      $   7.279869      $      6.272336
   Total Return *                  -27.58%                 -35.64%               -26.92%           -31.94%              -35.26%***
   Ratio of Expenses **              1.35%                   1.35%                 1.35%             0.75%                1.35%

Period ended December
   31, 2007

   Unit Value                $  10.547354      $         10.533148      $      9.765851      $  10.696869      $      9.917962
   Total Return *                    3.22%***                 3.55%***            -0.51%***          1.65%***            -0.82%***
   Ratio of Expenses **              1.35%                    1.35%                1.35%             0.75%                1.40%

Period ended December
   31, 2006

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2005

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2004

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

                               JNL/            JNL/                              JNL/                JNL/
                           S&P Managed     S&P Managed           JNL/         S&P Managed        S&P Managed
                            Aggressive     Conservative       S&P Managed       Moderate           Moderate
                         Growth Portfolio  Portfolio(a)     Growth Portfolio  Portfolio(a)     Growth Portfolio
                         ----------------  ------------     ----------------  ------------     ----------------
Lowest expense ratio
Period ended December
   31, 2008

   Unit Value            $      10.145138  $  10.066931     $      10.690473  $   9.830150     $      11.389116
   Total Return *                  -39.91%       -14.82%              -36.16%       -22.22%              -28.40%
   Ratio of
      Expenses **                    1.25%         1.25%                1.25%         1.25%                1.25%

Period ended December
   31, 2007

   Unit Value            $      16.884180  $  11.818709     $      16.745691  $  12.638090     $      15.907343
   Total Return *                    7.81%         3.07%***             7.34%         6.39%                7.30%
   Ratio of
      Expenses **                    1.25%         1.25%                1.25%         1.25%                1.25%

Period ended December
   31, 2006

   Unit Value            $      15.661481  $  11.234342     $      15.600037  $  11.879071     $      14.825502
   Total Return *                   14.13%         6.41%               12.73%         9.02%               10.78%
   Ratio of
      Expenses **                    1.25%         1.35%                1.25%         1.25%                1.25%

Period ended December
   31, 2005

   Unit Value            $      13.721991  $  10.558004     $      13.838200  $  10.895956     $      13.382377
   Total Return *                    7.13%         2.34%                6.10%         2.13%***             5.09%
   Ratio of
      Expenses **                    1.25%         1.35%                1.25%         1.25%                1.25%

Period ended December
   31, 2004

   Unit Value            $      12.808455  $  10.316431     $      13.042053  $  10.505783     $      12.733662
   Total Return *                   11.22%         2.75%               10.03%         1.80%***             8.21%
   Ratio of
      Expenses **                    1.25%         1.35%                1.25%         1.35%                1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                              JNL/S&P           JNL/S&P            JNL/S&P
                                      JNL/S&P               Disciplined      Dividend Income        Growth             JNL/S&P
                                    Disciplined              Moderate            & Growth          Retirement       Intrinsic Value
                                 Moderate Portfolio(b)  Growth Portfolio(b)    Portfolio(c)    Strategy Portfolio(c) Portfolio(c)
                                 ---------------------  -------------------  ----------------  ------------------   ---------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)     $            2,187     $             2,967  $          1,234  $               67  $           214
   Units Outstanding (in
      thousands)                                288                     440               173                   9               34
   Investment Income Ratio *                   1.42%                   1.45%             4.76%               2.65%            2.56%

Period ended December 31, 2007

   Net Assets (in thousands)     $              980     $             1,785  $            124  $              348  $            --
   Units Outstanding (in
      thousands)                                 93                     170                13                  33               --
   Investment Income Ratio *                   0.00%                   0.00%             0.08%               3.24%            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                    n/a                     n/a               n/a                 n/a              n/a
   Units Outstanding (in
      thousands)                                n/a                     n/a               n/a                 n/a              n/a
   Investment Income Ratio *                    n/a                     n/a               n/a                 n/a              n/a

Period ended December 31, 2005

   Net Assets (in thousands)                    n/a                     n/a               n/a                 n/a              n/a
   Units Outstanding (in
      thousands)                                n/a                     n/a               n/a                 n/a              n/a
   Investment Income Ratio *                    n/a                     n/a               n/a                 n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                    n/a                     n/a               n/a                 n/a              n/a
   Units Outstanding (in
      thousands)                                n/a                     n/a               n/a                 n/a              n/a
   Investment Income Ratio *                    n/a                     n/a               n/a                 n/a              n/a

                                          JNL/            JNL/                            JNL/            JNL/
                                      S&P Managed     S&P Managed         JNL/         S&P Managed     S&P Managed
                                       Aggressive     Conservative    S&P Managed       Moderate        Moderate
                                    Growth Portfolio  Portfolio(a)  Growth Portfolio  Portfolio(a)  Growth Portfolio
                                    ----------------  ------------  ----------------  ------------  ----------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)        $         35,527  $     29,567  $         63,433  $     43,694  $         75,924
   Units Outstanding (in
      thousands)                               3,829         2,996             6,345         4,548             7,111
   Investment Income Ratio *                    0.37%         4.28%             0.53%         3.86%            2.22%

Period ended December 31, 2007

   Net Assets (in thousands)        $         67,327  $     21,481  $        108,086  $     42,577  $        113,848
   Units Outstanding (in
      thousands)                               4,383         1,848             6,946         3,436             7,642
   Investment Income Ratio *                    1.89%         3.54%             1.72%         3.07%             2.20%

Period ended December 31, 2006

   Net Assets (in thousands)        $         66,027  $      9,825  $         93,895  $     27,779  $         92,695
   Units Outstanding (in
      thousands)                               4,649           884             6,481         2,375             6,675
   Investment Income Ratio *                    0.09%         0.17%             0.11%         0.20%             0.14%

Period ended December 31, 2005

   Net Assets (in thousands)        $         63,956  $      6,205  $         73,034  $     16,238  $         64,507
   Units Outstanding (in
      thousands)                               5,166           592             5,715         1,506             5,167
   Investment Income Ratio *                    0.78%         0.46%             1.27%         0.30%             2.07%

Period ended December 31, 2004

   Net Assets (in thousands)        $         62,568       $ 1,200  $         60,447  $      1,936  $         37,844
   Units Outstanding (in
      thousands)                               5,414           116             5,037           185             3,187
   Investment Income Ratio *                    0.29%         0.00%             0.68%         0.00%             1.18%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                              JNL/S&P                JNL/S&P
                          Moderate Growth            Moderate            JNL/S&P             JNL/S&P         JNL/S&P
                            Retirement              Retirement       Retirement 2015     Retirement 2020     Retirement 2025
                       Strategy Portfolio(b)  Strategy Portfolio(b)    Portfolio(a)        Portfolio(a)      Portfolio(a)
                       ---------------------  ---------------------  ---------------     ---------------     ---------------
Highest expense ratio

Period ended December
   31, 2008

   Unit Value                            n/a                    n/a  $      7.700790     $      7.643519     $      7.462088
   Total Return *                        n/a                    n/a           -32.13%             -34.67%             -36.99%
   Ratio of
      Expenses **                        n/a                    n/a             2.92%               2.07%               2.07%

Period ended December
   31, 2007

   Unit Value                            n/a                    n/a  $     11.346282     $     11.700428     $     11.843069
   Total Return *                        n/a                    n/a             6.04%               7.21%               7.84%
   Ratio of
      Expenses **                        n/a                    n/a             2.92%               2.07%               2.07%

Period ended December
   31, 2006

   Unit Value                            n/a                    n/a  $     10.699744     $     10.913562     $     10.982351
   Total Return *                        n/a                    n/a             6.74%***            4.08%***            1.57%***
   Ratio of
      Expenses **                        n/a                    n/a             2.92%               2.07%               2.07%

Period ended December
   31, 2005

   Unit Value                            n/a                    n/a              n/a                 n/a                 n/a
   Total Return *                        n/a                    n/a              n/a                 n/a                 n/a
   Ratio of
      Expenses **                        n/a                    n/a              n/a                 n/a                 n/a

Period ended December
   31, 2004

   Unit Value                            n/a                    n/a              n/a                 n/a                 n/a
   Total Return *                        n/a                    n/a              n/a                 n/a                 n/a
   Ratio of
      Expenses **                        n/a                    n/a              n/a                 n/a                 n/a

                           JNL/
                       S&P Retirement      JNL/S&P          JNL/Select      JNL/Select          JNL/
                          Income          Total Yield       Balanced       Money Market     Select Value
                        Portfolio(a)      Portfolio(c)      Portfolio       Portfolio        Portfolio
                       --------------     ------------     -----------     ------------     ------------
Highest expense ratio

Period ended December
   31, 2008

   Unit Value          $     8.711504     $   6.311926     $ 17.137028     $  10.598972     $  12.723152
   Total Return *              -20.22%          -34.62%***      -23.30%           -0.89%          -35.72%
   Ratio of
      Expenses **                2.57%            2.46%           3.30%            3.06%            3.62%

Period ended December
   31, 2007

   Unit Value          $    10.919812     $  10.060337     $ 22.342118     $  10.693817     $  19.791966
   Total Return *                3.41%***         0.60%***        3.99%            1.57%            3.99%
   Ratio of
      Expenses **                2.57%            1.82%           3.30%            3.06%            3.62%

Period ended December
   31, 2006

   Unit Value          $    10.506277              n/a     $ 21.485865     $  10.528457     $  19.031960
   Total Return *                3.79%***          n/a            9.98%            1.37%           16.63%
   Ratio of
      Expenses **                2.32%             n/a            3.30%            3.06%            3.62%

Period ended December
   31, 2005

   Unit Value                     n/a              n/a     $ 19.537009     $  10.385847     $  16.317798
   Total Return *                 n/a              n/a            1.89%            0.11%***         4.32%
   Ratio of
      Expenses **                 n/a              n/a            3.30%            3.06%            3.62%

Period ended December
   31, 2004

   Unit Value                     n/a              n/a     $ 19.174464     $  10.845774     $  15.642396
   Total Return *                 n/a              n/a            6.33%***        -0.50%***         8.66%***
   Ratio of
      Expenses **                 n/a              n/a            3.30%            2.65%            3.62%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                             JNL/S&P               JNL/S&P
                         Moderate Growth           Moderate             JNL/S&P              JNL/S&P              JNL/S&P
                            Retirement            Retirement        Retirement 2015      Retirement 2020      Retirement 2025
                        Strategy Portfolio(b) Strategy Portfolio(b)   Portfolio(a)         Portfolio(a)        Portfolio(a)
                        --------------------- --------------------  ----------------     ---------------     -----------------
Lowest ex pense ratio

Period en ded December
   31, 20 08

   Unit V alue                         n/a                   n/a    $       8.066133     $      7.808056     $        7.622519
   Total  Return *                     n/a                   n/a              -31.06%             -32.49%***            -36.54%
   Ratio  of
      Exp enses **                     n/a                   n/a                1.35%               1.35%                 1.35%

Period en ded December
   31, 20 07

   Unit V alue                         n/a                   n/a    $      11.699430     $     11.854760     $       12.010938
   Total  Return *                     n/a                   n/a                7.73%               7.93%                 8.62%
   Ratio  of
      Exp enses **                     n/a                   n/a                1.35%               1.40%                 1.35%

Period en ded December
   31, 20 06

   Unit V alue                         n/a                   n/a    $      10.860120     $     10.983277     $       11.057641
   Total  Return *                     n/a                   n/a               10.50%***            9.83%***              6.02%***
   Ratio  of
      Exp enses **                     n/a                   n/a                1.35%               1.40%                 1.35%

Period en ded December
   31, 20 05

   Unit V alue                         n/a                   n/a                 n/a                 n/a                   n/a
   Total  Return *                     n/a                   n/a                 n/a                 n/a                   n/a
   Ratio  of
      Exp enses **                     n/a                   n/a                 n/a                 n/a                   n/a

Period en ded December
   31, 20 04

   Unit V alue                         n/a                   n/a                 n/a                 n/a                   n/a
   Total  Return *                     n/a                   n/a                 n/a                 n/a                   n/a
   Ratio  of
      Exp enses **                     n/a                   n/a                 n/a                 n/a                   n/a

                            JNL/
                       S&P Retirement       JNL/S&P         JNL/Select   JNL/Select          JNL/
                           Income         Total Yield       Balanced    Money Market     Select Value
                        Portfolio(a)      Portfolio(c)      Portfolio    Portfolio        Portfolio
                       --------------     ------------     -----------  ------------     ------------
Lowest expense ratio

Period ended December
   31, 2008

   Unit Value          $     9.031105     $   6.394459     $ 22.665125  $  13.658998     $  14.894958
   Total Return *              -19.24%          -32.77%***      -21.71%         0.97%          -34.07%
   Ratio of
      Expenses **                1.35%            1.25%           1.25%         1.20%            1.10%

Period ended December
   31, 2007

   Unit Value          $    11.183142     $  10.063580     $ 28.949650  $  13.527246     $  22.593750
   Total Return *                5.47%            0.64%***        6.15%         0.24%***         6.66%
   Ratio of
      Expenses **                1.35%            1.40%           1.25%         1.20%            1.10%

Period ended December
   31, 2006

   Unit Value          $    10.603426              n/a     $ 27.272162  $  12.999350     $  21.182543
   Total Return *                5.70%***          n/a           12.25%         3.24%           19.60%
   Ratio of
      Expenses **                1.35%             n/a            1.25%         1.25%            1.10%

Period ended December
   31, 2005

   Unit Value                     n/a              n/a     $ 24.296615  $  12.591389     $  17.710890
   Total Return *                 n/a              n/a            4.00%         1.44%            6.97%
   Ratio of
      Expenses **                 n/a              n/a            1.25%         1.25%            1.10%

Period ended December
   31, 2004

   Unit Value                     n/a              n/a     $ 23.363167  $  12.413013     $  16.556485
   Total Return *                 n/a              n/a            9.50%        -0.47%           10.10%
   Ratio of
      Expenses **                 n/a              n/a            1.25%         1.25%            1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                         JNL/S&P        JNL/S&P
                                     Moderate Growth    Moderate
                                       Retirement      Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                        Strategy        Strategy    Retirement 2015  Retirement 2020  Retirement 2025
                                       Portfolio(b)   Portfolio(b)    Portfolio(a)     Portfolio(a)     Portfolio(a)
                                     ---------------  ------------  ---------------  ---------------  ---------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)         $            --  $         --  $         1,943  $           951  $           705
   Units Outstanding (in thousands)               --            --              243              123               93
   Investment Income Ratio *                     n/a           n/a             1.12%            1.27%            1.47%

Period ended December 31, 2007

   Net Assets (in thousands)                     n/a           n/a  $         1,527  $         1,179  $           730
   Units Outstanding (in thousands)              n/a           n/a              131              100               61
   Investment Income Ratio *                     n/a           n/a             0.60%            0.40%            0.51%

Period ended December 31, 2006

   Net Assets (in thousands)                     n/a           n/a  $           334  $           252  $            82
   Units Outstanding (in thousands)              n/a           n/a               31               23                7
   Investment Income Ratio *                     n/a           n/a             0.00%            0.00%            0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                     n/a           n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a           n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a           n/a              n/a              n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                     n/a           n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a           n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a           n/a              n/a              n/a              n/a


                                             JNL/
                                        S&P Retirement     JNL/S&P    JNL/Select   JNL/Select       JNL/
                                            Income       Total Yield   Balanced   Money Market  Select Value
                                         Portfolio(a)   Portfolio(c)   Portfolio    Portfolio     Portfolio
                                        --------------  ------------  ----------  ------------  ------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)            $        3,030  $      4,842  $   15,324  $     34,271  $      8,649
   Units Outstanding (in thousands)                338           762         774         2,740           607
   Investment Income Ratio *                      1.27%         4.10%       2.61%         2.12%         0.03%

Period ended December 31, 2007

   Net Assets (in thousands)            $        3,669  $          -  $   17,515  $     23,711  $     13,501
   Units Outstanding (in thousands)                330             -         724         1,916           621
   Investment Income Ratio *                      0.97%         0.00%       2.63%         4.63%         4.05%

Period ended December 31, 2006

   Net Assets (in thousands)            $        1,560           n/a  $   13,152  $     15,513  $      7,631
   Units Outstanding (in thousands)                147           n/a         614         1,309           372
   Investment Income Ratio *                      0.00%          n/a        0.15%         0.41%         0.15%

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a           n/a  $   11,920  $     23,951  $      4,249
   Units Outstanding (in thousands)                n/a           n/a         659         2,129           246
   Investment Income Ratio *                       n/a           n/a        3.97%         2.68%         3.07%

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a           n/a  $   10,923  $      5,218  $      3,446
   Units Outstanding (in thousands)                n/a           n/a         655           469           212
   Investment Income Ratio *                       n/a           n/a        0.12%         0.90%         0.51%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                            JNL/T.Rowe            JNL/T.Rowe          JNL/T.Rowe
                                        Price Established        Price Mid-Cap       Price Value
                                         Growth Portfolio      Growth Portfolio       Portfolio
                                        -----------------      ----------------      -----------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                           $       12.984192      $      18.822510      $  7.903368
   Total Return *                                  -45.09%               -42.97%          -42.57%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2007

   Unit Value                           $       23.645204      $      33.007381      $ 13.761959
   Total Return *                                    5.77%                12.60%           -2.73%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2006

   Unit Value                           $       22.354247      $      29.314299      $ 14.148551
   Total Return *                                    9.25%                 2.62%           15.79%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2005

   Unit Value                           $       20.461539      $      28.566244      $ 12.218913
   Total Return *                                    1.94%                 9.63%            2.41%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2004

   Unit Value                           $       20.072064      $      26.056234      $ 11.931595
   Total Return *                                    9.98%***             15.51%***         9.03%***
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                            JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                        Price Established    Price Mid-Cap   Price Value
                                         Growth Portfolio  Growth Portfolio   Portfolio
                                        -----------------  ----------------  -----------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                           $       19.283022  $      27.953583  $  9.811921
   Total Return *                                  -43.47%           -41.30%      -41.12%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2007

   Unit Value                           $       34.112058  $      47.618487  $ 16.664255
   Total Return *                                    8.90%            15.93%       -0.26%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2006

   Unit Value                           $       31.322792  $      41.075162  $ 16.707908
   Total Return *                                   12.46%             5.63%       18.71%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2005

   Unit Value                           $       27.853371  $      38.885926  $ 14.074598
   Total Return *                                    4.93%            12.85%        4.99%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2004

   Unit Value                           $       26.544267  $      34.457964  $ 13.405862
   Total Return *                                    7.61%            11.96%       11.24%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                            JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                        Price Established    Price Mid-Cap   Price Value
                                         Growth Portfolio  Growth Portfolio   Portfolio
                                        -----------------  ----------------  -----------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)            $          20,911  $         20,335  $    17,289
   Units Outstanding (in thousands)                 1,395               868        1,856
   Investment Income Ratio *                         0.09%             0.00%        1.90%

Period ended December 31, 2007

   Net Assets (in thousands)            $          37,429  $         39,876  $    31,075
   Units Outstanding (in thousands)                 1,503             1,025        1,965
   Investment Income Ratio *                         1.05%             1.76%        2.18%

Period ended December 31, 2006

   Net Assets (in thousands)            $          24,645  $         27,847  $    28,660
   Units Outstanding (in thousands)                 1,060               893        1,804
   Investment Income Ratio *                         0.06%             0.11%        0.22%

Period ended December 31, 2005

   Net Assets (in thousands)            $          18,904  $         23,757  $    21,334
   Units Outstanding (in thousands)                 1,006               875        1,593
   Investment Income Ratio *                         0.25%             0.33%        2.37%

Period ended December 31, 2004

   Net Assets (in thousands)            $          11,067  $         16,035  $    13,899
   Units Outstanding (in thousands)                   700               770        1,094
   Investment Income Ratio *                         0.51%             0.00%        0.93%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance                                [GRAPHIC OMITTED]
Company of New York

Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Balance Sheets                                                                 2



Income Statements                                                              3



Statements of Stockholder's Equity and Comprehensive Income                    4



Statements of Cash Flows                                                       5



Notes to Financial Statements                                                  6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2008 and 2007, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Chicago, Illinois
March 13, 2009

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
-----------------------------------------------------------------------------------------------------------------------

                                                                                              DECEMBER 31,
ASSETS                                                                                 2008                2007
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Investments:
Cash and short-term investments                                                       $   159,609         $    94,316
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $1,246,621; 2007, $1,265,626)
                                                                                        1,106,688           1,256,802
Equities (cost: 2008, $4,084; 2007, $261)
                                                                                            3,596                 404
Policy loans
                                                                                              143                 118
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total investments
                                                                                        1,270,036           1,351,640

Accrued investment income
                                                                                           14,763              15,790
Deferred acquisition costs
                                                                                          251,829             154,559
Deferred sales inducements
                                                                                           19,834              17,140
Reinsurance recoverable
                                                                                           84,675               1,014
Income taxes receivable from Parent
                                                                                          101,974                   -
Receivable from Parent
                                                                                                -                 394
Other assets
                                                                                              655              17,637
Separate account assets
                                                                                        1,161,399           1,678,606
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total assets                                                                         $  2,905,165        $  3,236,780
                                                                                 =================   =================
                                                                                 =================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                $    98,675         $    21,581
Deposits on investment contracts
                                                                                        1,294,024           1,280,234
Securities lending payable
                                                                                            6,181               9,789
Deferred income taxes
                                                                                           21,419              12,645
Income taxes payable to Parent
                                                                                                -               1,112
Payable to Parent
                                                                                           47,390                   -
Other liabilities
                                                                                           15,237              12,156
Separate account liabilities
                                                                                        1,161,399           1,678,606
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities
                                                                                        2,644,325           3,016,123
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding
                                                                                            2,000               2,000
Additional paid-in capital
                                                                                          181,000             141,000
Accumulated other comprehensive income (loss), net
of tax of $(20,381) in 2008 and $(1,547)  in 2007
                                                                                         (38,037)             (2,872)
Retained earnings
                                                                                          115,877              80,529
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total stockholder's equity
                                                                                          260,840             220,657
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities and stockholder's equity                                           $  2,905,165        $  3,236,780
                                                                                 =================   =================
                                                                                 =================   =================

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

INCOME STATEMENTS
(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------

                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2008               2007              2006
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Revenues
Premiums, net of reinsurance                                             $  (47,806)        $    (650)        $    (580)
Net investment income
                                                                              78,535            83,389            87,093
Net realized gains (losses) on investments
                                                                            (39,391)           (2,532)                81
Fee income
                                                                              36,689            34,841            23,556
Other income
                                                                               (853)                87               170
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total revenues
                                                                              27,174           115,135           110,320
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

BENEFITS AND EXPENSES
Policyholder benefits
                                                                               4,600             4,587             5,081
Interest credited on deposit liabilities
                                                                              44,898            45,780            47,865
Change in reserves, net of reinsurance recoverables
                                                                                 856             4,613             (147)
Commissions
                                                                              31,291            37,546            31,722
General and administrative expenses
                                                                               6,804             8,775             6,324
Taxes, licenses and fees
                                                                                 953               548               762
Deferral of acquisition costs
                                                                            (29,646)          (34,456)          (31,102)
Deferral of sales inducements
                                                                             (3,029)           (4,294)           (3,994)
Amortization of deferred acquisition costs:
Attributable to operations
                                                                              16,544            17,610            18,384
Attributable to net realized gains (losses) on investments
                                                                            (13,482)             (834)                27
Amortization of deferred sales inducements:
Attributable to operations
                                                                               2,067             4,683             4,139
Attributable to net realized gains (losses) on investments
                                                                               5,530             (154)                 5
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total benefits and expenses
                                                                              67,386            84,404            79,066
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Pretax income (loss)
                                                                            (40,212)            30,731            31,254
Income tax expense (benefit)
                                                                            (75,560)             7,642            10,309
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET INCOME (LOSS)                                                         $   35,348        $   23,089        $   20,945
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------

                                                                                 YEARS ENDED DECEMBER 31,
                                                                         2008               2007              2006
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
COMMON STOCK
Beginning and end of year                                               $    2,000         $    2,000         $   2,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                          141,000            141,000           141,000
Capital contributions                                                       40,000                  -                 -
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                181,000            141,000           141,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                          (2,872)              3,153             6,733
Net unrealized investment losses, net of
       reclassification adjustment and net of tax                          (35,165)            (6,025)           (3,580)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                (38,037)            (2,872)             3,153
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

RETAINED EARNINGS
Beginning of year                                                           80,529             57,440            36,495
Net income (loss)                                                           35,348             23,089            20,945
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                115,877             80,529            57,440
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

TOTAL STOCKHOLDER'S EQUITY                                              $  260,840         $  220,657        $  203,593
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                                                                                YEARS ENDED DECEMBER 31,
                                                                         2008               2007              2006
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

Net income (loss)                                                       $   35,348         $   23,089        $   20,945
Net unrealized holding losses arising during
the period, net of tax of $(26,045) in 2008;
$(3,221) in 2007 and $(1,671) in 2006                                     (48,901)            (5,979)           (3,105)
Reclassification adjustment for losses (gains) included
in net income, net of tax of $7,398 in 2008;
$(24) in 2007 and $(256) in 2006                                            13,736               (46)             (475)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

COMPREHENSIVE INCOME (LOSS)                                              $     183         $   17,064        $   17,365
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                          2008               2007              2006
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                         $   35,348        $   23,089        $   20,945
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Net realized (gains) losses on investments                                    39,391             2,532              (81)
Unrealized (gains) losses on trading portfolio                                     -                60              (60)
Interest credited on deposit liabilities                                      44,898            45,780            47,865
Amortization of discount and premium on investments                              785             2,023             2,515
Deferred income tax provision                                                 27,419             3,808             5,018
Change in:
Accrued investment income                                                      1,027             2,931             1,017
Deferred sales inducements and acquisition costs                            (22,016)          (17,022)          (12,561)
Trading portfolio activity, net                                                    -             1,000           (1,000)
Income taxes (receivable) payable to Parent                                (103,086)             2,221             1,283
Claims payable                                                               (7,132)               305             4,741
Receivable from (payable to) Parent                                           47,784             (253)             (141)
Other assets and liabilities, net                                             19,134          (15,478)             5,625
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     83,552            50,996            75,166
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities and equities available for sale:
Sales                                                                        226,750           173,585           143,627
Principal repayments, maturities, calls
and redemptions                                                               57,082           125,404           111,799
Purchases                                                                  (308,825)         (135,718)         (238,834)
Other investing activities                                                   (3,633)             6,316           (9,828)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                         (28,626)           169,587             6,764
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                     458,829           558,201           451,770
Withdrawals                                                                (357,034)         (285,415)         (234,139)
Net transfers to separate accounts                                         (131,428)         (409,647)         (312,509)
Capital contribution                                                          40,000                 -                 -
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                           10,367         (136,861)          (94,878)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                   65,293            83,722          (12,948)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            94,316            10,594            23,542
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                              $  159,609        $   94,316        $   10,594
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP").

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson/NY did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 was a charge of $4.2 million, which was recognized as a change in estimate in the accompanying financial statements where the changes were presented in the respective income statement captions to which the item related. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, results for 2008 and future years are likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 3 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's financial statements. See note 8 for information on unrecognized tax benefits arising subsequent to adoption.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's financial statements.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract.

     Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $6.5 million and zero at December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 4.

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consisted of seed money that supported newly established variable funds, were carried at fair value with changes in value included in net investment income. There were no trading securities held at December 31, 2008 or 2007. During 2006, $60 thousand of investment income was recognized related to trading securities held at December 31, 2006.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income (loss) and included as a component of other comprehensive income
     (loss) and stockholder's equity.

     EMBEDDED DERIVATIVES

     Certain liabilities issued by the Company, primarily guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from embedded derivative movements are reported in change in reserves.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $74.2 million and $3.6 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $8.0 million and $0.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson/NY periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson/NY's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, this interpretation requires, in order to recognize a benefit in the financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,161.4 million and $1,678.6 million at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and are included in fee income.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
3.   FAIR VALUE MEASUREMENTS

     The  following  chart  summarizes  the fair  value  and  carrying  value of
     Jackson/NY's   financial   instruments  (in   thousands).   The  basis  for
     determining the fair value of each instrument is also described below.

                                                       DECEMBER 31, 2008                           DECEMBER 31, 2007
                                           ----------------------------------------   ----------------------------------------
                                           ----------------------------------------   ----------------------------------------
                                             CARRYING VALUE        FAIR VALUE           CARRYING VALUE        FAIR VALUE
                                           ----------------------------------------   ----------------------------------------
                                           ----------------------------------------   ----------------------------------------
ASSETS
    Cash and short-term investments                 $  159,609          $  159,609             $   94,316          $   94,316
    Fixed maturities                                 1,106,688           1,106,688              1,256,802           1,256,802
    Equities                                             3,596               3,596                    404                 404
    Policy loans                                           143                 106                    118                  87
    GMIB reinsurance recoverable (1)                    14,868              14,868                      -                   -
    Separate account assets                          1,161,399           1,161,399              1,678,606           1,678,606

LIABILITIES
    Annuity reserves (2)                           $ 1,343,832         $ 1,177,412            $ 1,260,645          $  993,115
    Separate account liabilities                     1,161,399           1,161,399              1,678,606           1,678,606

    (1) - Reinsurance recoverable in 2008 represents the asset balance on the embedded derivative associated with the reinsurance of
    Jackson NY's GMIB product. In 2007, this embedded derivative was a liability and was included in annuity reserves in this table.

    (2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments.
    Non-financial instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson/NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

 Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly effect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using discounted expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value after adjustment of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 2 as values are determined using observable market inputs.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson/NY's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in change in reserves.

     Fair values for GMWB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is calculated using the methods previously described. However, as a result of adoption, Jackson/NY now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson/NY's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson/NY's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of explicitly conservative assumptions. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                  TOTAL               LEVEL 1              LEVEL 2              LEVEL 3
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
ASSETS
Fixed maturities                                  $   1,106,688           $      557         $    885,118        $    221,013
Equities                                                  3,596                3,542                   54                   -
GMIB reinsurance recoverable                             14,868                    -                    -              14,868
Separate account assets (1)                           1,161,399            1,161,399                    -                   -
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
Total                                             $   2,286,551        $   1,165,498         $    885,172        $    235,881
                                           ===================================================================================
                                           ===================================================================================
LIABILITIES
GMWB reserves (2)                                   $     7,259            $       -            $       -         $     7,259
                                           ===================================================================================
                                           ===================================================================================

     (1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

     (2) GMWB reserves are presented net of reinsurance ceded to Jackson of $65.3 million to illustrate the net effect on
     Jackson/NY's results.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may or may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                     TOTAL REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN
                                     -------------------------------------------------------
                                     -------------------------------------------------------
(IN THOUSANDS)                    FAIR VALUE AS     NET INCOME     OTHER          PURCHASES,      TRANSFERS IN     FAIR VALUE AS OF
                                  OF JANUARY 1,                    COMPREHENSIVE  ISSUANCES AND   AND/OR OUT OF    DECEMBER 31, 2008
                                      2008                         INCOME         SETTLEMENTS     LEVEL 3
                                  --------------------------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                  $   72,520       (14,018)       (15,244)       (1,410)          179,165         $    221,013
 GMIB reinsurance recoverable           1,326        13,542              -             -                 -               14,868

LIABILITIES
 GMWB reserves                     $   15,219      $    (7,960)   $      -       $     -           $     -         $     7,259

     The  portion  of  gains  and  losses   included  in  net  income  or  other
     comprehensive income attributable to the change in unrealized gains (losses) related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                   DECEMBER 31, 2008
                                              -------------------------
ASSETS
    Fixed maturities                                  $       (15,170)
    GMIB reinsurance recoverable                               13,543

LIABILITIES
    GMWB reserves                                     $         7,960


4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $5.2 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                       PERCENT OF TOTAL
                                                       FIXED MATURITIES
INVESTMENT RATING                                     December 31, 2008
                                                 -------------------------
AAA                                                         24.5%
AA                                                          8.5%
A                                                           27.2%
BBB                                                         36.3%
                                                 -------------------------
Investment grade                                            96.5%
                                                 -------------------------
BB                                                          2.7%
B and below                                                 0.8%
                                                 -------------------------
Below investment grade                                      3.5%
                                                 -------------------------
Total fixed maturities                                      100.0%
                                                 =========================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $169 thousand, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were zero and $169 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $17 thousand, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities are as follows (in thousands):

                                     COST OR            GROSS              GROSS
                                    AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                     COST              GAINS             LOSSES            VALUE
                                ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $     505          $     51           $      -        $     556
Public utilities                       107,596               645              6,340          101,901
Corporate securities                   723,884             6,351             86,308          643,927
Asset-backed securities                414,636             3,321             57,653          360,304
                                ---------------   ---------------   ----------------
                                ---------------   ---------------   ----------------  ---------------
Total fixed maturities             $ 1,246,621        $   10,368         $  150,301      $ 1,106,688
                                ===============   ===============   ================  ===============
Equities                            $    4,084          $     83          $     571       $    3,596
                                ===============   ===============   ================  ===============

                                   COST OR            GROSS              GROSS
                                  AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                   COST              GAINS             LOSSES            VALUE
                                ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $     507          $     23           $      -        $     530
Public utilities                        88,965             3,233                285           91,913
Corporate securities                   798,128            16,305             15,217          799,216
Asset-backed securities                378,026             2,752             15,635          365,143
                                ---------------   ---------------   ----------------
                                ---------------   ---------------   ----------------  ---------------
Total fixed maturities             $ 1,265,626        $   22,313         $   31,137      $ 1,256,802
                                ===============   ===============   ================  ===============
Equities                             $     261         $     147           $      4        $     404
                                ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                           AMORTIZED             FAIR
                                             COST                VALUE
                                       ---------------   ----------------
Due in 1 year or less                      $   49,888         $   47,423
Due after 1 year through 5 years
                                              415,830            387,634
Due after 5 years through 10 years
                                              314,942            268,696
Due after 10 years through 20 years
                                               42,724             34,738
Due after 20 years
                                                8,601              7,893
Asset-backed securities
                                              414,636            360,304
                                       ---------------   ----------------
Total                                     $ 1,246,621        $ 1,106,688
                                       ===============   ================


     U.S. Treasury securities with a carrying value of $557 thousand and $530 thousand at December 31, 2008 and 2007, respectively, were on deposit with the State of New York as required by state insurance law.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities").

     The Company's non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                                   COST OR            GROSS              GROSS
                                  AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                   COST              GAINS             LOSSES            VALUE
                               --------------   ---------------   ----------------  ---------------

Prime                             $  141,649        $    2,014         $   12,103       $  131,560
Alt-A                                 45,202               386              5,019           40,569
Subprime                              23,625                 -              3,083           20,542
                               --------------   ---------------   ----------------
                               --------------   ---------------   ----------------  ---------------
Total non-agency RMBS             $  210,476        $    2,400         $   20,205       $  192,671
                               ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 90.6% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 100.0% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $130.0 million and $99.6 million, respectively, at December 31, 2008. 100.0% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008, 2007 or 2006.

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income (loss) in stockholder's equity are as follows (in thousands):

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2008                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Fixed Maturities
U.S. Treasury securities                 $ -           $ -          $ -           $ -           $ -           $ -
Public utilities                       4,749        64,619        1,591         7,554         6,340        72,173
Corporate securities                  47,422       380,982       38,886       116,131        86,308       497,113
Asset-backed securities               17,761       115,649       39,892       181,618        57,653       297,267
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Subtotal - fixed maturities           69,932       561,250       80,369       305,303       150,301       866,553
Equities                                 571         1,749            -             -           571         1,749
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                           $70,503     $ 562,999      $80,369     $ 305,303     $ 150,872     $ 868,302
                                ============= ============= ============ ============= ============= =============
                                ============= ============= ============ ============= ============= =============

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2007                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Fixed Maturities
U.S. Treasury securities              $    -        $    -       $    -        $    -        $    -        $    -
Public utilities                          20         5,652          265         9,835           285        15,487
Corporate securities                   5,812       131,584        9,405       201,372        15,217       332,956
Asset-backed securities                8,234       133,759        7,401        73,700        15,635       207,459
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Subtotal - fixed maturities
                                      14,066       270,995       17,071       284,907        31,137       555,902
Equities                                   4             7            -             -             4             7
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                          $ 14,070     $ 271,002     $ 17,071     $ 284,907      $ 31,141     $ 555,909
                                ============= ============= ============ ============= ============= =============
                                ============= ============= ============ ============= ============= =============

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FASB Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector, change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSRO's, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 81.7% were investment grade, 3.5% were below investment grade and 14.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 18.7% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included real estate (15.8% of fixed maturities gross unrealized losses) and financial institutions and services (14.3%). The largest unrealized loss related to a single corporate obligor was $2.7 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

-----------------------------------------------------------------------------
Less than one year                                                    $2,532
-----------------------------------------------------------------------------
One to five years                                                     30,535
-----------------------------------------------------------------------------
Five to ten years                                                     50,622
-----------------------------------------------------------------------------
More than ten years                                                    8,959
-----------------------------------------------------------------------------
Asset-backed securities                                               57,653
-----------------------------------------------------------------------------
Total gross unrealized losses                                     $  150,301
--------------------------------------------------------------===============

     SECURITIES LENDING

     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $6.1 million and $9.6 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $6.2 million and $9.8 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2008, 2007 and 2006 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $1.0 million, $0.6 million and $0.7 million in 2008, 2007 and 2006, respectively.

     Net realized gains (losses) on investments were as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                 2008              2007               2006
                            ----------------  ----------------   ---------------
                            ----------------  ----------------   ---------------
Sales of fixed maturities:
Gross gains                  $ 3,796             $ 3,177            $ 2,949
Gross losses                  (9,919)             (3,826)            (2,873)
Sales of equities:
Gross gains                        -                   -                  5
Gross losses                  (1,008)                  -                  -
Impairment losses            (32,260)             (1,883)                 -
                            ----------------  ----------------   ---------------
                            ----------------  ----------------   ---------------
Total                        $(39,391)          $(2,532)                  81
                            ================  ================   ===============
                            ================  ================   ===============

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") OMITTED][GRAPHIC OMITTED] is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008
                                                                                        Weighted        Period until
                                                 Minimum      Account     Net Amount    Average         Expected
                                                 Return        Value        at Risk     Attained Age    Annuitization
                                               ------------  ----------- ------------  -------------    -------------
Return of net deposits plus a minimum return
      GMDB                                          0%        $ 651.4      $258.4        63.7 years
      GMWB - Premium only                           0%        $ 229.2      $ 72.2
      GMWB - For life                             0-5%        $  39.7      $ 12.4
Highest specified anniversary account value
minus withdrawals post-anniversary
      GMDB                                                    $509.5       $298.9        63.8 years
      GMWB - Highest anniversary only                         $136.9       $ 89.6
      GMWB - For life                                         $ 61.4       $ 33.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMIB                                       0-6%         $ 98.8       $ 62.1                        6.2 years
      GMWB - For life                            0-5%         $228.7       $117.7

DECEMBER 31, 2007
                                                                                        Weighted        Period until
                                                 Minimum      Account     Net Amount    Average         Expected
                                                 Return        Value        at Risk     Attained Age    Annuitization
                                               ------------  ----------- ------------  -------------    -------------
Return of net deposits plus a minimum return
      GMDB                                        0-5%        $ 879.8      $  5.0        62.6 years
      GMWB - Premium only                         0-5%        $ 375.4      $  0.7
      GMWB - For life                             0-5%        $  65.6      $  -
Highest specified anniversary account value
minus withdrawals post-anniversary
      GMDB                                                    $797.8       $ 62.9        63.2 years
      GMWB - Highest anniversary only                         $217.5       $  4.7
      GMWB - For life                                         $ 87.3       $  1.5
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMIB                                       0-6%         $139.3       $ 4.7                        6.7 years
      GMWB - For life                            0-5%         $194.8       $ 4.9

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                  DECEMBER 31,
                                        ----------------------------
                                        ----------------------------
     FUND TYPE:                             2008           2007
                                        -------------  -------------
                                        -------------  -------------
     Equity                                 $  971.2     $  1,486.9
     Bond
                                               100.3           98.1
     Balanced
                                                55.1           69.2
     Money market
                                                34.3           23.7
                                        -------------  -------------
                                        -------------  -------------
     Total                                 $ 1,160.9     $  1,677.9
                                        =============  =============
                                        =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):
                                                   2008      2007      2006
                                                   --------- --------- ---------
      Balance at January 1                            $ 1.5     $ 0.8     $ 0.4
      Incurred guaranteed benefits                     12.3       1.3       1.8
      Paid guaranteed benefits                         (3.0)     (0.6)     (1.4)
                                                   --------- --------- ---------
      Balance at December 31                         $ 10.8     $ 1.5     $ 0.8
                                                   ========= ========= =========
      Balance at December 31, net of reinsurance     $ 10.8     $ 1.5     $ 0.8
                                                   ========= ========= =========

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3)   Mortality equal to 80.0% of the Annuity 2000 table.

     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 7.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.75% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.

     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in change in reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in note 3. The GMWB reserve totaled $72.6 million at December 31, 2008 and was included in reserves for future policy benefits. In 2007, the GMWB reserve was a negative reserve included in other assets of $0.1 million at December 31, 2007.

     Jackson/NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $2.4 million and $0.5 million, respectively.

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $0.3 million at December 31, 2008 and were minimal at December 31, 2007.

7.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

     With the approval of the Insurance Commissioner of New York, Jackson/NY cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities to its Parent. This agreement, which was entered into during 2008, resulted in an initial gain to Jackson/NY of $939 thousand, which was deferred and included in other liabilities in the accompanying balance sheet. Premiums ceded for guaranteed minimum withdrawal benefits included $47.1 million to Jackson in 2008.

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                 2008              2007              2006
--------------------------------------------------------------------------------
Direct premiums              $    695        $   714                $  723
Less reinsurance ceded:
Life                             (573)          (583)                 (636)
Guaranteed annuity benefits   (47,928)          (781)                 (667)
Net premiums                 $(47,806)       $  (650)   $             (580)
----------------------------================--================--================
----------------------------================--================--================

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                   DECEMBER 31,
                                              2008              2007
-----------------------------------------------------------------------------
Ceded reserves                             $ 84,278            $   874
Ceded claims liability                           90                135
Ceded other                                     307                  5
Total                                      $ 84,675            $ 1,014
-----------------------------------------================--===================
-----------------------------------------================--===================

     Reserves reinsured to Jackson totaled $67.5 million at December 31, 2008.

8.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                    2008              2007              2006
                               -------------  ----------------  ----------------
                               -------------  ----------------  ----------------
Current tax expense (benefit)  $ (102,979)         $ 3,834             $ 5,291
Deferred tax expense               27,419            3,808               5,018
                               ----------------  ----------------  -------------
Income tax expense (benefit)   $  (75,560)         $ 7,642             $10,309
                               ================  ================  =============
                               ================  ================  =============

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006. During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes. As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below. These differences from the tax at the statutory rate are summarized as follows (in thousands):

                                                     YEARS ENDED DECEMBER 31,
                                           2008              2007              2006
                                      ----------------  ----------------  ----------------
                                      ----------------  ----------------  ----------------
Income taxes at statutory rate         $ (14,074)        $ 10,756           $  10,939
Dividends received deduction              (2,021)          (2,828)               (630)
Ceding commission                        (68,075)               -                   -
Deferred tax valuation allowance           8,400                -                   -
Other                                        210             (286)                  -
                                      ----------------  ----------------  ----------------
                                      ----------------  ----------------  ----------------
Provision for federal income taxes     $(75,560)         $  7,642           $  10,309
                                      ================  ================  ================
                                      ================  ================  ================
Effective tax rate                       187.9%             24.9%              33.0%
                                      ================  ================  ================
                                      ================  ================  ================

     Federal income taxes of $0.1 million, $1.6 million and $4.0 million were paid to Jackson in 2008, 2007 and 2006, respectively. 7.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

8.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                DECEMBER 31,
                                                                           2008              2007
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $   14,531         $   36,027
Other-than-temporary impairments and other investment related items           11,576                109
Net unrealized losses on available for sale securities                        49,148              3,038
Other, net                                                                       778                844
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Total gross deferred tax asset                                                76,033             40,018
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Valuation allowance                                                           (8,587)                  -
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Gross deferred tax asset, net of valuation allowance                          67,446             40,018
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (88,865)           (52,663)
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Total gross deferred tax liability                                            (88,865)           (52,663)
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------

NET DEFERRED TAX LIABILITY                                               $   (21,419)        $  (12,645)
                                                                      ===============   ================
                                                                      ===============   ================

     During 2008, Jackson/NY recorded a valuation allowance (included in deferred tax expense) of $8.4 million against the deferred tax assets associated with realized losses where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson/NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards available for future use.

     In August 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $1.8 million, $2.8 million and $0.6 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson/NY established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized tax benefits at December 31, 2007.

Unrecognized tax benefit at December 31, 2007                $    -

Additions for tax positions identified in 2008                1,637

Reduction of tax positions of closed prior years              (368)
                                                        ------------
Unrecognized tax benefit at December 31, 2008              $  1,269
                                                        ============


     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $1.3 million.

     Interest totaling $0.2 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

9.   CONTINGENCIES

     Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

10.  STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2008, 2007 or 2006. Jackson made a capital contribution of $40.0 million to Jackson/NY in 2008.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $94.7 million and $132.1 million at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(309.4) million, $(4.1) million and $3.4 million in 2008, 2007 and 2006, respectively.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $487 thousand, $489 thousand and $517 thousand to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $6.5 million and $4.2 million in 2008, 2007 and 2006, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $157 thousand, $150 thousand and $100 thousand in 2008, 2007 and 2006, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2008 and 2007, Jackson's liability for the Company's portion of such plans totaled $1.9 million and $2.3 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. There was no expense related to these plans in 2008, 2007 or 2006.

PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                            Condensed Financial Information

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2008
                            Statements of Operations for the period ended
                              December 31, 2008
                            Statements of Changes in Net Assets for the periods
                              ended December 31, 2008 and 2007
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2008 and 2007
                            Income Statements for the years ended December 31,
                              2008, 2007 and 2006
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2008, 2007 and 2006
                            Statements of Cash Flows for the years ended
                              December 31, 2007, 2006 and 2005
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3.

a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   General  Distributor  Agreement  dated  June  30,  1998,   incorporated  by
     reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.   Specimen  of  20%   Additional   Free   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.   Specimen  of  Preselected   Death  Benefit  Option  Election   Endorsement,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.  Specimen  of  Highest   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.  Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

bbb. Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg. Specimen of 5% for Life Guaranteed  Minimum  Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

hhh. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

iii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

jjj. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

kkk. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

lll. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Annual Step-Up Endorsement incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-136485 and 811-08401).

mmm. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

nnn. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

www. Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

xxx. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

yyy. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

zzz. Specimen  of Joint For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aaaa. Specimen of  Guaranteed  Minimum  Withdrawal  Benefit with 5-Year  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

bbbb. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

cccc. Specimen  of the  Joint  For Life  GMWB  With  Bonus  and  Annual  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen  of  the   Guaranteed   Minimum   Income   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

eeee. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

ffff. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

gggg. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

hhhh. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

iiii. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09),
     incorporated   by  reference  to  the
     Registrant's Post-effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

jjjj. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

kkkk. Specimen  of the Highest  Anniversary  Value Death  Benefit  Option  (HAV)
     Endorsement (7595NY 04/09) attached hereto.

llll. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     And Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), attached hereto.


5.

a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

h. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (Files Nos. 333-70384 and 811-08401).

k. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

l. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

m. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.

a.   Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   By-laws  of   Depositor,   incorporated   by  reference   to   Registrant's
     Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post- Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

d. Amendments to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

e. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f. Amendment to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective
     Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

g. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post- Effective Amendment No. 29, filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

h. Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

i. Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD.
     ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment NO. 34 filed on October 6, 2008 (Files Nos. 333-70384 and 811-08401).

j. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

k. Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, attached hereto.

l. Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, attached hereto.

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President, Actuary & Appointed
1 Corporate Way                           Actuary
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President & Deputy General
1 Corporate Way                           Counsel
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                          Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company


Item 27. Number of Contract Owners as of January 31, 2009

     Qualified - 9,237
     Non-qualified - 6,647

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst               Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a.   Jackson  National Life Insurance  Company of New York hereby  undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        April 2, 2009
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        April 2, 2009
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        April 2, 2009
Herbert G. May III                                      Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                         April 2, 2009
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        April 2, 2009
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        April 2, 2009
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        April 2, 2009
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        April 2, 2009
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        April 2, 2009
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        April 2, 2009
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and  333-137485),  JNLNY Separate  Account II (333-86933),  and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director







                                  EXHIBIT LIST

Exhibit No.   Description


4.

hhhh. Specimen  of the Highest  Anniversary  Value Death  Benefit  Option  (HAV)
     Endorsement (7595NY 04/09) attached hereto, as Ex-4hhhh.

iiii. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), attached hereto, as Ex-4iiii.

5.

m. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto, as Ex-5m.

7.

k. Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, attached hereto as Ex-7k.

l. Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, attached hereto as Ex-7l.


9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.